UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel of Pacific Select Fund
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
CASH MANAGEMENT PORTFOLIO (Formerly Money Market Portfolio)
Schedule of Investments
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.2%

Certificates of Deposit - 7.4%

Bank of Tokyo-Mitsubishi UFJ Ltd NY 0.380% due 10/29/10	$25,000,000	$25,000,000
Toronto Dominion Bank NY 0.400% due 10/25/10	45,000,000	45,000,000

		70,000,000

Commercial Paper - 75.2%

Abbott Laboratories 0.152% due 10/12/10	23,900,000	23,898,905
American Honda Finance Corp 0.406% due 11/16/10	9,650,000	9,645,068
Archer-Daniels-Midland Co 0.203% due 10/28/10	29,600,000	29,595,560
Bank of Montreal (Canada) 0.223% due 11/16/10	30,500,000	30,491,426
Bank of Nova Scotia NY
0.022% due 01/19/11	14,500,000	14,482,056
0.101% due 10/06/10	25,000,000	24,999,653
ConocoPhillips Qatar Funding Ltd (Cayman)
0.254% due 11/12/10	26,400,000	26,392,300
0.264% due 10/07/10	4,950,000	4,949,785
0.264% due 10/08/10	11,374,000	11,373,425
Electricite de France SA (France)
0.233% due 10/08/10	21,000,000	20,999,061
0.274% due 11/22/10	23,000,000	22,991,030
ENI Coordination Center SA (Belgium) 0.203% due 10/01/10	7,000,000	7,000,000
ENI Finance USA Inc 0.233% due 10/01/10	35,000,000	35,000,000
Google Inc 0.203% due 12/20/10	23,500,000	23,489,555
Hewlett-Packard Co 0.193% due 10/15/10	43,000,000	42,996,823
International Business Machines Corp 0.152% due 10/01/10	3,500,000	3,500,000
John Deere Bank SA (Luxembourg) 0.203% due 10/25/10	18,000,000	17,997,600
John Deere Credit Ltd (Australia) 0.213% due 10/18/10	11,100,000	11,098,899
National Australia Funding DE Inc 0.259% due 11/08/10	23,000,000	22,993,809
Nestle Capital Corp 0.213% due 11/09/10	34,000,000	33,992,265
NetJets Inc 0.193% due 10/07/10	33,000,000	32,998,955
Northwestern University
0.243% due 10/25/10	18,500,000	18,497,040
0.274% due 10/04/10	19,750,000	19,749,556
PepsiCo Inc 0.183% due 10/25/10	12,300,000	12,298,524
The Coca-Cola Co 0.268% due 11/22/10	26,500,000	26,490,813
The Proctor & Gamble Co
0.233% due 10/21/10	18,000,000	17,997,700
0.233% due 11/17/10	14,860,000	14,854,762
0.274% due 11/24/10	12,093,000	12,088,102
Total Capital Canada Ltd (Canada) 0.437% due 01/13/11	15,000,000	14,981,367
Toyota Motor Credit Corp
0.380% due 12/17/10	19,000,000	18,987,402
0.426% due 10/18/10	25,000,000	24,995,042
Wal-Mart Stores Inc 0.203% due 10/13/10	29,000,000	28,998,067
Washington Gas Light Co 0.193% due 10/04/10	12,300,000	12,299,805
Westpac Banking Corp (Australia) 0.254% due 11/10/10	35,600,000	35,590,111

		708,714,466

U.S. Treasury Bills - 17.6%

0.128% due 11/18/10	20,000,000	19,996,787
0.129% due 11/04/10	25,000,000	24,996,990
0.155% due 12/16/10	20,000,000	19,993,624
0.157% due 12/30/10	37,300,000	37,285,546
0.554% due 10/28/10	23,500,000	23,495,814
0.634% due 10/14/10	40,000,000	39,996,808

		165,765,569

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $116,700; collateralized by U.S. Treasury Notes: 2.125% due 05/31/15 and value $120,716)	116,700	116,700

Total Short-Term Investments
(Amortized Cost $944,596,735)		944,596,735

TOTAL INVESTMENTS - 100.2%
(Amortized Cost $944,596,735)		944,596,735

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,129,207)

NET ASSETS - 100.0%		$942,467,528

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Short-Term Investments	$944,596,735	$-	$944,596,735	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 35.6%

Consumer Discretionary - 2.3%

Cablevision Systems Corp 7.750% due 04/15/18	$2,500,000	$2,656,250
CCO Holdings LLC 8.125% due 04/30/20 ~	2,250,000	2,396,250
Charter Communications Operating LLC 8.000% due 04/30/12 ~	264,000	281,160
Comcast Corp
5.150% due 03/01/20	6,500,000	7,116,135
5.700% due 05/15/18	5,000,000	5,731,375
6.400% due 03/01/40	150,000	167,312
6.950% due 08/15/37	2,075,000	2,440,507
DIRECTV Holdings LLC 6.375% due 06/15/15	3,169,000	3,295,760
DISH DBS Corp
7.125% due 02/01/16	2,394,000	2,528,662
7.750% due 05/31/15	1,726,000	1,848,977
Jarden Corp 7.500% due 05/01/17	2,410,000	2,506,400
McDonald’s Corp 6.300% due 10/15/37	1,495,000	1,868,276
MGM MIRAGE
6.750% due 04/01/13	665,000	620,944
7.500% due 06/01/16	3,000,000	2,550,000
10.375% due 05/15/14	85,000	94,988
11.125% due 11/15/17	200,000	228,750
NBC Universal Inc 4.375% due 04/01/21 ~	2,200,000	2,231,464
News America Inc 6.200% due 12/15/34	1,000,000	1,083,767
Reed Elsevier Capital Inc 8.625% due 01/15/19	2,812,000	3,705,392
Sears Holdings Corp 6.625% due 10/15/18 ~	1,320,000	1,320,000
Stewart Enterprises Inc 6.250% due 02/15/13	1,445,000	1,455,838
The Neiman Marcus Group Inc
7.125% due 06/01/28	250,000	236,875
9.000% due 10/15/15	2,010,100	2,098,042
Time Warner Cable Inc
6.550% due 05/01/37	1,565,000	1,770,392
6.750% due 06/15/39	1,630,000	1,886,875
7.300% due 07/01/38	4,305,000	5,304,178
8.250% due 04/01/19	4,665,000	6,031,794
Time Warner Entertainment Co LP 8.375% due 07/15/33	890,000	1,156,519
Time Warner Inc
4.700% due 01/15/21	2,020,000	2,144,394
4.875% due 03/15/20	3,600,000	3,912,368
Videotron Ltee (Canada) 6.875% due 01/15/14	1,075,000	1,096,500

		71,766,144

Consumer Staples - 2.2%

Altria Group Inc
8.500% due 11/10/13	1,490,000	1,785,555
9.250% due 08/06/19	3,330,000	4,470,965
Anheuser-Busch InBev Worldwide Inc
5.000% due 04/15/20	1,070,000	1,181,275
7.200% due 01/15/14 ~	3,655,000	4,262,973
CVS Caremark Corp 6.600% due 03/15/19	460,000	559,147
CVS Pass-Through Trust
5.298% due 01/11/27 ~	890,619	914,621
6.036% due 12/10/28	2,632,640	2,793,623
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,472,428
Dr Pepper Snapple Group Inc 6.820% due 05/01/18	6,925,000	8,581,044
Kraft Foods Inc
5.375% due 02/10/20	3,080,000	3,446,923
6.000% due 02/11/13	5,360,000	5,956,713
PepsiCo Inc 7.900% due 11/01/18	7,000,000	9,340,660
Philip Morris International Inc 6.375% due 05/16/38	1,970,000	2,436,573
Reynolds American Inc
6.750% due 06/15/17	1,207,000	1,359,602
7.250% due 06/01/12	1,410,000	1,525,428
Safeway Inc 6.350% due 08/15/17	575,000	680,511
The Kroger Co 6.400% due 08/15/17	2,610,000	3,124,729
Wal-Mart Stores Inc
5.250% due 09/01/35	1,730,000	1,859,106
5.375% due 04/05/17	4,815,000	5,701,307
6.500% due 08/15/37	830,000	1,039,476

		66,492,659

Energy - 5.4%

Anadarko Petroleum Corp
6.375% due 09/15/17	875,000	965,598
6.450% due 09/15/36	3,865,000	3,881,797
8.700% due 03/15/19	7,740,000	9,426,987
Apache Corp 6.900% due 09/15/18	5,000,000	6,292,140
Baker Hughes Inc 7.500% due 11/15/18	4,060,000	5,189,699
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	7,940,000	7,994,540
Canadian Natural Resources Ltd (Canada) 6.250% due 03/15/38	2,770,000	3,194,746
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	677,625
7.250% due 12/15/18	6,205,000	6,716,912
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	4,450,000	4,828,250
Complete Production Services Inc 8.000% due 12/15/16	500,000	517,500
ConocoPhillips 6.500% due 02/01/39	8,500,000	10,685,307
Devon Energy Corp 7.950% due 04/15/32	4,600,000	6,252,766
El Paso Corp 8.250% due 02/15/16	2,480,000	2,771,400
EnCana Corp (Canada) 6.625% due 08/15/37	1,375,000	1,619,914
Energy Transfer Partners LP 6.700% due 07/01/18	4,890,000	5,704,087
Enterprise Products Operating LLC
6.300% due 09/15/17	5,000,000	5,775,395
6.500% due 01/31/19	2,100,000	2,451,286
8.375% due 08/01/66 §	3,000,000	3,134,841
Hess Corp 8.125% due 02/15/19	9,080,000	11,957,733
Kinder Morgan Energy Partners LP
5.950% due 02/15/18	2,420,000	2,737,216
6.850% due 02/15/20	1,800,000	2,149,771
6.950% due 01/15/38	1,550,000	1,770,339
Noble Energy Inc 8.250% due 03/01/19	3,290,000	4,286,475
Peabody Energy Corp 6.500% due 09/15/20	2,350,000	2,540,937
Petrobras International Finance Co (Cayman) 7.875% due 03/15/19	3,600,000	4,506,988

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	$1,570,000	$1,554,688
6.000% due 03/05/20 ~	2,000,000	2,065,856
8.000% due 05/03/19	5,700,000	7,096,500
QEP Resources Inc 6.875% due 03/01/21	2,490,000	2,707,875
SandRidge Energy Inc 9.875% due 05/15/16 ~	1,635,000	1,696,313
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	4,670,000	5,149,819
Sonat Inc 7.625% due 07/15/11	2,325,000	2,421,860
The Williams Cos Inc 7.500% due 01/15/31	7,494,000	8,500,572
TNK-BP Finance SA (Luxembourg) 7.500% due 03/13/13 ~	3,580,000	3,906,675
Transocean Inc (Switzerland) 6.800% due 03/15/38	3,710,000	3,815,253
XTO Energy Inc
5.750% due 12/15/13	2,435,000	2,801,502
6.500% due 12/15/18	3,650,000	4,655,619

		164,402,781

Financials - 14.3%

Allstate Life Global Funding Trusts 5.375% due 04/30/13	2,215,000	2,449,797
American Express Co 8.125% due 05/20/19	1,400,000	1,810,925
American Express Credit Corp 5.125% due 08/25/14	8,390,000	9,305,576
American International Group Inc
5.850% due 01/16/18	2,000,000	2,080,000
8.250% due 08/15/18	3,465,000	4,054,050
Bank of America Corp
4.500% due 04/01/15	6,700,000	7,039,945
5.625% due 07/01/20	1,380,000	1,460,988
5.650% due 05/01/18	6,720,000	7,130,861
7.625% due 06/01/19	13,420,000	15,940,155
Bank of America Institutional Capital A 8.070% due 12/31/26 ~	100,000	104,250
Bank of Scotland PLC (United Kingdom) 5.250% due 02/21/17 ~	3,085,000	3,357,119
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	4,980,000	5,373,450
Barclays Bank PLC (United Kingdom)
5.200% due 07/10/14	350,000	388,487
5.926% § ± ~	3,060,000	2,891,700
6.050% due 12/04/17 ~	170,000	184,632
Berkshire Hathaway Inc 3.200% due 02/11/15	3,420,000	3,632,153
Caterpillar Financial Services Corp 5.450% due 04/15/18	4,315,000	5,010,159
Citigroup Inc
5.500% due 04/11/13	8,420,000	9,040,680
5.500% due 10/15/14	710,000	771,377
6.000% due 12/13/13	8,090,000	8,877,286
6.000% due 08/15/17	3,515,000	3,803,947
6.010% due 01/15/15	9,300,000	10,236,835
6.125% due 11/21/17	100,000	109,394
6.375% due 08/12/14	1,100,000	1,222,997
8.500% due 05/22/19	10,000,000	12,383,180
Commonwealth Bank of Australia (Australia)
3.750% due 10/15/14 ~	2,490,000	2,664,295
5.000% due 10/15/19 ~	1,060,000	1,151,028
Credit Suisse NY (Switzerland) 5.400% due 01/14/20	7,000,000	7,480,991
Depfa ACS Bank (Ireland) 5.125% due 03/16/37 ~ Δ	3,105,000	2,323,878
General Electric Capital Corp
2.125% due 12/21/12	9,150,000	9,446,259
3.750% due 11/14/14	9,000,000	9,543,294
4.375% due 09/16/20	770,000	774,399
5.875% due 01/14/38	1,570,000	1,599,967
6.000% due 08/07/19	8,010,000	9,028,439
6.150% due 08/07/37	1,105,000	1,161,080
6.875% due 01/10/39	3,000,000	3,456,741
General Motors Acceptance Corp
6.750% due 12/01/14	8,000	8,415
6.875% due 08/28/12	658,000	690,078
8.000% due 12/31/18	3,110,000	3,226,625
8.000% due 03/15/20 ~	7,013,000	7,679,235
8.300% due 02/12/15 ~	100,000	109,250
Goldman Sachs Capital II 5.793% § ±	3,875,000	3,308,281
Host Hotels & Resorts LP
6.375% due 03/15/15	2,095,000	2,155,231
7.125% due 11/01/13	965,000	986,713
HSBC Bank USA NA 7.000% due 01/15/39	5,040,000	6,088,527
ICICI Bank Ltd (India) 6.375% due 04/30/22 § ~	3,086,000	3,109,808
Intesa Sanpaolo SPA (Italy) 3.625% due 08/12/15 ~	3,430,000	3,475,660
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	9,094,008
Lehman Brothers Holdings Capital Trust VII 5.857% § Ψ ±	9,450,000	24,570
Lehman Brothers Holdings Inc 2.951% due 05/25/10 § Ψ	3,085,000	682,556
Liberty Mutual Group Inc 7.500% due 08/15/36 ~	2,700,000	2,754,103
Links Financial Corp 3.069% due 06/15/11 § Ψ + Δ	5,000,000	-
Lloyds Banking Group PLC (United Kingdom)
5.920% § ± ~	5,900,000	4,218,500
6.657% § ± ~	1,650,000	1,179,750
Lloyds TSB Bank PLC (United Kingdom)
4.375% due 01/12/15 ~	3,490,000	3,578,608
5.800% due 01/13/20 ~	450,000	472,190
MetLife Inc
4.750% due 02/08/21	2,370,000	2,519,502
5.875% due 02/06/41	1,500,000	1,637,589
7.717% due 02/15/19	820,000	1,045,299
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	3,750,000	4,084,826
Morgan Stanley
5.450% due 01/09/17	5,155,000	5,445,783
6.625% due 04/01/18	3,470,000	3,852,772
6.750% due 04/15/11	15,000,000	15,451,740
NB Capital Trust IV 8.250% due 04/15/27	800,000	826,000
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	3,010,000	3,183,229
4.875% due 01/27/20 ~	1,570,000	1,705,855
Principal Life Income Funding Trusts 5.300% due 04/24/13	4,805,000	5,203,440
QBE Insurance Group Ltd (Australia) 9.750% due 03/14/14 ~ Δ	2,026,000	2,453,304
Rabobank Nederland NV (Netherlands) 11.000% § ± ~	2,400,000	3,129,238
RBCF LP 0.659% due 04/06/11 § ~	15,000,000	15,007,530
RSHB Capital SA (Luxembourg) 7.125% due 01/14/14 ~	2,030,000	2,189,862
Santander US Debt SA Unipersonal (Spain) 3.724% due 01/20/15 ~	3,800,000	3,860,036
Shinsei Finance II Ltd (Cayman) 7.160% § ± ~	8,290,000	5,665,701

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
SLM Corp
5.125% due 08/27/12	$1,940,000	$1,961,938
8.000% due 03/25/20	15,610,000	15,513,530
Standard Chartered PLC (United Kingdom) 6.409% § ± ~	3,900,000	3,707,328
Sumitomo Mitsui Banking Corp (Japan) 3.150% due 07/22/15 ~	5,230,000	5,497,593
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	3,090,000	3,815,906
The Bear Stearns Cos Inc 7.250% due 02/01/18	3,000,000	3,659,766
The Goldman Sachs Group Inc
3.625% due 08/01/12	640,000	666,396
4.750% due 07/15/13	310,000	333,084
5.250% due 10/15/13	930,000	1,011,545
5.300% due 02/14/12	180,000	189,390
5.375% due 03/15/20	1,490,000	1,573,392
5.450% due 11/01/12	1,020,000	1,100,437
5.950% due 01/15/27	3,270,000	3,288,312
6.000% due 06/15/20	5,460,000	6,016,560
6.600% due 01/15/12	410,000	437,135
6.750% due 10/01/37	2,645,000	2,757,965
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	1,400,000	1,416,664
4.875% due 03/16/15	6,000,000	6,320,502
5.000% due 11/12/13	980,000	988,069
5.000% due 10/01/14	3,360,000	3,371,417
6.400% due 10/21/19	5,160,000	5,623,874
7.640% § ±	3,600,000	2,691,000
UBS AG (Switzerland) 3.875% due 01/15/15	6,850,000	7,159,367
Wachovia Bank NA 6.600% due 01/15/38	2,080,000	2,368,581
Wachovia Corp 0.412% due 03/15/11 §	16,500,000	16,510,791
Wells Fargo & Co 3.625% due 04/15/15	13,000,000	13,804,843
Westpac Banking Corp (Australia) 0.665% due 04/19/11 § ~	20,000,000	20,025,760
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	7,445,000	7,147,200

		436,352,473

Health Care - 1.9%

Abbott Laboratories 5.125% due 04/01/19	9,290,000	10,725,872
Biomet Inc 10.375% due 10/15/17	3,985,000	4,443,275
CHS/Community Health Systems Inc 8.875% due 07/15/15	2,425,000	2,582,625
DaVita Inc
6.625% due 03/15/13	1,371,000	1,400,134
7.250% due 03/15/15	2,000,000	2,086,250
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	3,455,000	4,310,289
HCA Inc
9.250% due 11/15/16	1,330,000	1,443,050
9.625% due 11/15/16	4,218,000	4,587,075
Medtronic Inc 4.450% due 03/15/20	4,710,000	5,168,419
Pfizer Inc
6.200% due 03/15/19	1,300,000	1,603,354
7.200% due 03/15/39	4,000,000	5,461,452
Roche Holdings Inc 6.000% due 03/01/19 ~	2,400,000	2,912,460
Tenet Healthcare Corp
9.000% due 05/01/15	1,280,000	1,398,400
10.000% due 05/01/18	1,090,000	1,250,775
The Cooper Cos Inc 7.125% due 02/15/15	2,405,000	2,441,075
WellPoint Inc 7.000% due 02/15/19	3,870,000	4,720,258

		56,534,763

Industrials - 2.0%

Ashtead Capital Inc 9.000% due 08/15/16 ~	650,000	676,000
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,521,760
Continental Airlines Inc 6.750% due 09/15/15 ~	5,510,000	5,613,312
CSC Holdings LLC 8.625% due 02/15/19	3,035,000	3,429,550
CSX Corp 6.220% due 04/30/40	3,010,000	3,468,300
General Electric Co 5.250% due 12/06/17	5,535,000	6,239,063
International Lease Finance Corp
6.500% due 09/01/14 ~	2,080,000	2,241,200
6.750% due 09/01/16 ~	10,350,000	11,126,250
Iron Mountain Inc 6.625% due 01/01/16	1,805,000	1,823,050
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	4,039,577
Kansas City Southern de Mexico SA de CV (Mexico) 12.500% due 04/01/16	2,389,000	2,872,772
L-3 Communications Corp 5.875% due 01/15/15	2,655,000	2,728,012
RailAmerica Inc 9.250% due 07/01/17	4,507,000	4,963,334
The Boeing Co 4.875% due 02/15/20	5,300,000	6,066,073
United Air Lines Pass-Through Trust 9.750% due 01/15/17	1,465,657	1,615,887
United Technologies Corp 4.500% due 04/15/20	3,420,000	3,842,473

		62,266,613

Information Technology - 0.7%

Freescale Semiconductor Inc 10.125% due 12/15/16	2,360,000	2,159,400
Hewlett-Packard Co 4.500% due 03/01/13	7,225,000	7,825,087
IBM International Group Capital LLC 5.050% due 10/22/12	3,030,000	3,296,061
International Business Machines Corp 7.625% due 10/15/18	4,405,000	5,861,839
National Semiconductor Corp 6.600% due 06/15/17	380,000	443,632
Oracle Corp 6.500% due 04/15/38	1,860,000	2,318,607

		21,904,626

Materials - 2.0%

Ashland Inc 9.125% due 06/01/17	3,225,000	3,708,750
Ball Corp 6.750% due 09/15/20	2,880,000	3,067,200
Barrick Gold Corp (Canada) 6.950% due 04/01/19	4,670,000	5,945,251
BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	8,000,000	9,835,208
CF Industries Inc
6.875% due 05/01/18	1,910,000	2,060,413
7.125% due 05/01/20	1,280,000	1,403,200
Crown Americas LLC 7.750% due 11/15/15	14,000	14,648

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	$2,390,000	$2,559,697
8.375% due 04/01/17	2,500,000	2,794,160
Georgia-Pacific LLC
7.000% due 01/15/15 ~	1,660,000	1,734,700
7.700% due 06/15/15	780,000	867,750
Rio Tinto Finance USA Ltd (Australia)
5.875% due 07/15/13	9,425,000	10,512,447
9.000% due 05/01/19	3,500,000	4,891,436
Steel Dynamics Inc 7.625% due 03/15/20 ~	3,700,000	3,857,250
Teck Resources Ltd (Canada)
9.750% due 05/15/14	134,000	165,377
10.250% due 05/15/16	178,000	216,508
10.750% due 05/15/19	276,000	348,085
Vale Overseas Ltd (Cayman)
6.875% due 11/21/36	2,860,000	3,273,733
8.250% due 01/17/34	1,205,000	1,539,639
Vedanta Resources PLC (United Kingdom)
8.750% due 01/15/14	2,288,000	2,468,180
9.500% due 07/18/18 ~	1,100,000	1,190,750

		62,454,382

Telecommunication Services - 2.9%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	2,740,000	2,968,442
5.625% due 11/15/17	1,500,000	1,699,623
Angel Lux Common SA (Luxembourg) 8.875% due 05/01/16 ~	2,475,000	2,642,062
AT&T Inc
6.300% due 01/15/38	3,075,000	3,484,144
6.400% due 05/15/38	50,000	57,327
Cricket Communications Inc 7.750% due 05/15/16	2,715,000	2,894,869
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	3,300,000	3,812,860
6.750% due 08/20/18	1,545,000	1,894,607
Intelsat Intermediate Holding Co SA (Luxembourg) 9.500% due 02/01/15	3,620,000	3,764,800
Qwest Corp 8.875% due 03/15/12	1,555,000	1,710,500
Rogers Communications Inc (Canada) 6.800% due 08/15/18	8,260,000	10,218,603
Sprint Capital Corp
8.375% due 03/15/12	2,020,000	2,171,500
8.750% due 03/15/32	3,949,000	4,166,195
Telecom Italia Capital SA (Luxembourg)
5.250% due 10/01/15	2,335,000	2,523,334
7.721% due 06/04/38	4,695,000	5,316,937
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	7,660,000	8,348,159
Verizon Communications Inc 5.350% due 02/15/11	2,700,000	2,747,955
Verizon Wireless Capital LLC
2.945% due 05/20/11 §	15,000,000	15,252,600
8.500% due 11/15/18	9,120,000	12,435,941
VIP Finance Ireland Ltd (Ireland) 8.375% due 04/30/13 ~	515,000	560,081

		88,670,539

Utilities - 1.9%

AEP Texas Central Transition Funding LLC 5.306% due 07/01/20	2,500,000	2,979,705
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	1,285,000	1,381,375
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	5,137,187
5.200% due 08/15/19	2,300,000	2,634,434
Edison Mission Energy
7.625% due 05/15/27	5,000	3,388
7.750% due 06/15/16	3,170,000	2,496,375
FirstEnergy Corp 7.375% due 11/15/31	10,160,000	11,067,420
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	689,734
6.500% due 09/15/37	2,400,000	2,891,119
Mirant Americas Generation LLC 8.300% due 05/01/11	775,000	799,219
NRG Energy Inc 7.375% due 02/01/16	5,425,000	5,594,531
Pacific Gas & Electric Co 6.050% due 03/01/34	6,500,000	7,391,052
PacifiCorp 5.650% due 07/15/18	4,360,000	5,191,304
The AES Corp
8.000% due 10/15/17	550,000	596,750
8.000% due 06/01/20	5,030,000	5,482,700
9.750% due 04/15/16	990,000	1,143,450
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	2,062,413
Wind Acquisition Finance SA (Luxembourg) 12.000% due 12/01/15 ~	1,555,000	1,654,131

		59,196,287

Total Corporate Bonds & Notes
(Cost $1,014,968,432)		1,090,041,267

SENIOR LOAN NOTES - 0.9%

Consumer Discretionary - 0.5%

Allison Transmission Inc Term B 3.020% due 08/07/14 §	1,934,977	1,820,693
Asurion Corp (1st Lien) 3.278% due 07/03/14 §	4,469,925	4,279,953
Charter Communications Operating LLC (Extended Term Loan) 3.540% due 09/06/16 §	1,989,975	1,946,444
Ford Motor Co Term B1 3.030% due 12/16/13 §	1,368,156	1,343,786
Michaels Stores Inc Term B2 4.765% due 07/31/16 §	3,574,538	3,511,487
Regal Cinemas Corp (New Term Loan) 3.789% due 11/21/16 §	375,189	374,016
VML US Finance, LLC
(Delayed Draw Term Loan B)
4.780% due 05/25/12 §	1,091,791	1,081,811
Term B
4.780% due 05/27/13 §	1,890,176	1,863,990

		16,222,180

Financials - 0.0%

First Data Corp Term B2
3.006% due 09/24/14 §	1,179,487	1,040,749

Health Care - 0.1%

Community Health Systems Inc 2.549% due 07/25/14 §	1,949,789	1,852,296
HCA Inc Term B 2.539% due 11/18/13 §	1,281,282	1,235,124

		3,087,420

Industrials - 0.1%

United Air Lines Inc Term B
2.313% due 02/03/14 §	1,489,165	1,406,021

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value

Materials - 0.1%

Georgia-Pacific Corp
Term B
2.293% due 12/21/12 §	$740,280	$737,041
Term C
3.541% due 12/23/14 §	474,729	475,063
Graham Packaging Co LP Term C 6.750% due 04/05/14 §	1,159,236	1,169,380

		2,381,484

Telecommunication Services - 0.0%

Level 3 Financing Inc Tranche A
2.700% due 03/13/14 §	1,500,000	1,374,910

Utilities - 0.1%

Calpine Corp (1st Priority) 3.165% due 03/29/14 §	1,015,955	994,578
NRG Energy Inc 3.171% due 02/01/13 §	168,613	164,573
NRG Energy Inc Term B (Extended) 3.250% due 08/31/15 §	635,023	635,023
Texas Competitive Electric Holdings Co LLC Term B2 3.923% due 10/10/14 §	1,473,418	1,146,708

		2,940,882

Total Senior Loan Notes
(Cost $26,388,745)		28,453,646

MORTGAGE-BACKED SECURITIES - 39.6%

Collateralized Mortgage Obligations - Commercial - 1.7%

Banc of America Commercial Mortgage Inc 5.928% due 05/10/45 " §	10,080,000	11,071,296
Bear Stearns Commercial Mortgage Securities 5.907% due 09/11/38 " §	6,625,000	7,404,863
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.617% due 10/15/48 "	4,750,000	5,176,977
Commercial Mortgage Pass-Through Certificates 5.961% due 06/10/46 " §	5,000,000	5,547,103
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/39 "	4,300,000	4,684,647
5.866% due 09/15/45 " §	7,000,000	7,418,252
6.080% due 06/15/38 " §	1,575,000	1,737,734
Lehman Brothers Floating Rate Commercial Mortgage Trust 0.377% due 09/15/21 " § ~	1,938,991	1,862,189
Merrill Lynch Mortgage Trust 5.838% due 05/12/39 " §	1,005,000	1,098,224
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.378% due 08/12/48 "	7,000,000	6,993,657

		52,994,942

Collateralized Mortgage Obligations - Residential - 9.3%

Adjustable Rate Mortgage Trust
0.506% due 03/25/36 " §	1,120,990	618,364
2.906% due 07/25/35 " §	1,371,350	1,152,603
American Home Mortgage Assets 0.446% due 09/25/46 " §	6,437,440	3,438,456
Arran Residential Mortgages Funding PLC (United Kingdom) 0.598% due 04/12/56 " § ~ Δ	1,646,379	1,629,102
Banc of America Funding Corp 5.595% due 05/20/36 " §	2,067,183	1,379,971
Bear Stearns Adjustable Rate Mortgage Trust 2.944% due 10/25/36 " §	730,426	450,521
Bear Stearns Alt-A Trust 5.253% due 05/25/35 " §	3,112,321	2,690,496
Chevy Chase Mortgage Funding Corp
0.436% due 08/25/47 " § ~	1,969,903	887,556
0.456% due 01/25/36 " § ~	22,285	15,248
0.486% due 05/25/36 " § ~	64,151	36,382
0.486% due 07/25/36 " § ~	304,981	192,148
0.546% due 10/25/35 " § ~	62,139	38,375
0.556% due 08/25/35 " § ~	28,677	18,989
Citigroup Mortgage Loan Trust Inc
4.625% due 02/25/36 " § ~	4,833,300	4,737,451
5.426% due 04/25/37 " §	4,145,515	2,918,289
6.500% due 10/25/36 " ~	5,716,533	4,032,571
Citimortgage Alternative Loan Trust 6.000% due 01/25/37 "	10,838,913	8,085,537
Countrywide Alternative Loan Trust
0.466% due 04/25/47 " §	10,942,330	6,241,609
6.000% due 03/25/27 "	1,333,619	1,123,831
6.500% due 09/25/34 "	2,772,776	2,709,085
6.500% due 09/25/36 "	5,232,747	3,452,219
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	6,164,898	6,301,564
Fannie Mae
0.606% due 05/25/34 " §	4,894,310	4,901,339
6.500% due 09/25/33 - 01/25/34 "	2,971,942	3,040,545
Freddie Mac
0.607% due 04/15/33 " §	4,318,029	4,317,234
1.257% due 02/15/32 " §	639,464	650,617
5.000% due 10/15/34 "	13,273,897	14,538,808
Freddie Mac (IO)
6.843% due 05/15/36 " § Δ	7,582,665	975,646
6.893% due 05/15/36 " § Δ	41,372,435	5,640,917
6.943% due 09/15/29 - 08/15/35 " § Δ	5,616,989	562,124
Government National Mortgage Association
4.500% due 03/20/38 - 02/20/40 "	36,360,007	39,268,173
5.000% due 07/20/39 "	3,000,000	3,277,032
Government National Mortgage Association (IO)
5.993% due 11/16/35 " § Δ	5,840,871	890,964
5.993% due 11/16/37 " § Δ	4,191,739	541,071
6.243% due 07/16/40 " § Δ	8,117,541	1,254,220
Greenpoint Mortgage Funding Trust 0.436% due 01/25/37 " §	3,403,076	2,058,540
GSR Mortgage Loan Trust
2.910% due 07/25/35 " §	1,000,000	753,163
2.918% due 05/25/35 " §	1,656,176	1,187,136
Homestar Mortgage Acceptance Corp 0.806% due 01/25/35 " §	3,662,282	3,375,190
IndyMac Index Mortgage Loan Trust
0.496% due 06/25/37 " §	6,302,431	3,932,105
0.516% due 06/25/35 " §	4,538,008	3,074,058
JPMorgan Mortgage Trust 3.152% due 08/25/35 " §	2,400,000	1,916,148
Lehman Mortgage Trust 6.000% due 05/25/37 "	2,177,585	1,433,687
MASTR Adjustable Rate Mortgages Trust 2.934% due 04/21/34 " §	8,475,208	8,516,529
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	3,371,020	3,442,056
Merrill Lynch Mortgage Investors Inc 2.752% due 06/25/35 " §	4,000,000	3,376,486
Morgan Stanley Mortgage Loan Trust 2.600% due 07/25/35 " §	3,643,408	2,602,462
Nomura Asset Acceptance Corp 6.500% due 02/25/35 " ~	4,564,081	4,667,154
RAAC Series 6.000% due 09/25/34 "	1,926,439	1,906,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
RBSSP Resecuritization Trust 3.538% due 12/26/35 " § ~	$2,931,730	$2,970,190
Residential Asset Securitization Trust
0.756% due 07/25/36 " §	1,490,240	780,616
6.000% due 08/25/36 "	3,920,521	2,741,199
Structured Adjustable Rate Mortgage Loan Trust
0.556% due 08/25/37 " §	2,153,055	1,398,184
2.463% due 05/25/34 " §	2,825,592	2,703,446
5.685% due 05/25/36 " §	7,899,804	6,206,608
5.711% due 05/25/36 " §	12,108,347	9,453,411
Thornburg Mortgage Securities Trust 0.366% due 11/25/46 " §	1,630,021	1,586,245
Wachovia Mortgage Loan Trust LLC 0.436% due 01/25/37 " §	3,045,152	1,749,368
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.486% due 12/25/36 " §	2,788,057	1,514,506
6.000% due 07/25/36 "	1,987,489	1,385,921
Washington Mutual Mortgage Pass-Through Certificates
0.526% due 12/25/45 " §	2,519,108	2,089,239
0.576% due 08/25/45 " §	9,020,248	7,608,940
0.863% due 07/25/44 " §	1,058,826	863,517
2.709% due 09/25/33 " §	913,409	882,931
5.473% due 06/25/37 " §	9,103,154	6,767,371
5.507% due 11/25/36 " §	5,650,000	4,149,812
5.691% due 10/25/36 " §	3,447,359	2,638,671
5.747% due 08/25/46 " §	2,800,000	2,048,190
5.769% due 07/25/37 " §	14,773,668	12,477,212
5.778% due 05/25/37 " §	23,641,551	21,604,276
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	8,774,968	8,200,203
6.000% due 08/25/37 "	6,783,103	6,123,799
38.243% due 07/25/37 " §	1,511,305	2,364,370

		284,558,062

Fannie Mae - 17.0%

3.500% due 10/01/25 - 10/01/40 "	75,600,000	77,131,925
4.000% due 10/01/40 "	30,300,000	31,142,704
4.500% due 04/01/23 - 10/01/40 "	45,230,584	47,458,373
5.000% due 10/01/25 "	13,900,000	14,747,038
5.500% due 10/01/40 - 11/01/40 "	116,700,000	124,011,217
6.000% due 11/01/37 - 10/01/40 "	184,944,482	198,896,719
6.500% due 10/01/40 "	23,430,000	25,560,677

		518,948,653

Freddie Mac - 4.4%

3.500% due 11/01/25 "	8,500,000	8,735,076
4.000% due 10/01/40 "	21,300,000	21,845,813
4.500% due 09/01/40 - 10/01/40 "	56,122,294	58,377,113
5.000% due 12/01/35 "	12,308,780	13,013,418
5.395% due 06/01/37 " §	651,379	697,145
5.421% due 07/01/37 " §	1,107,385	1,184,618
5.448% due 06/01/37 " §	5,226,317	5,587,648
5.495% due 06/01/37 " §	671,198	718,507
5.500% due 08/01/37 - 10/01/40 "	20,061,947	21,289,895
5.852% due 11/01/36 " §	2,504,827	2,663,266
5.918% due 01/01/37 " §	847,237	909,087

		135,021,586

Government National Mortgage Association - 7.2%

0.981% due 08/20/60 "	1,265,341	1,271,907
3.500% due 11/01/40 "	6,400,000	6,433,997
4.000% due 10/01/40 - 11/01/40 "	50,000,000	51,511,485
4.500% due 10/01/40 "	3,200,000	3,372,873
5.000% due 01/15/40 - 10/01/40 "	111,078,512	118,874,780
5.500% due 10/01/40 "	3,900,000	4,188,233
6.000% due 10/01/40 "	31,000,000	33,603,729

		219,257,004

Total Mortgage-Backed Securities
(Cost $1,206,525,069)		1,210,780,247

ASSET-BACKED SECURITIES - 3.9%

ACE Securities Corp 1.036% due 04/25/34 " §	2,933,663	2,548,966
Aegis Asset-Backed Securities Trust 1.276% due 04/25/34 " §	2,212,558	1,856,385
AESOP Funding II LLC 4.640% due 05/20/16 " ~	1,890,000	2,014,205
Argent Securities Inc 0.856% due 10/25/34 " §	6,950,000	5,803,688
Asset-Backed Funding Certificates 0.696% due 06/25/35 " §	4,730,000	4,546,346
Asset-Backed Securities Corp Home Equity
0.676% due 05/25/35 " §	1,569,157	1,560,431
0.766% due 07/25/35 " §	1,700,000	1,408,675
0.786% due 06/25/34 " §	3,990,000	3,811,627
Bear Stearns Asset-Backed Securities Trust 0.826% due 09/25/34 " §	1,913,000	1,701,129
Citigroup Mortgage Loan Trust Inc
0.326% due 05/25/37 " §	2,260,475	1,817,048
0.406% due 08/25/36 " §	1,212,355	886,366
0.686% due 07/25/35 " §	1,455,000	1,258,229
Countrywide Asset-Backed Certificates 0.316% due 11/25/37 " §	6,789,899	6,312,834
Countrywide Home Equity Loan Trust 0.407% due 11/15/36 " §	384,723	279,781
Credit-Based Asset Servicing & Securitization LLC
0.776% due 07/25/33 " §	1,634,812	1,161,979
4.939% due 02/25/37 " §	766,303	740,580
Education Funding Capital Trust I 2.430% due 12/15/42 " §	4,450,000	4,182,978
Entrust Financial Services Volunteer LLC 1.389% due 10/25/35 " § ~	3,150,000	3,105,776
GSAA Trust 0.416% due 07/25/36 " §	3,466,932	1,815,289
GSAMP Trust 0.806% due 03/25/34 " §	9,149,850	8,966,899
Harley-Davidson Motorcycle Trust 5.350% due 03/15/13 "	774,040	786,457
Helios Finance LP CDO (Cayman) 0.957% due 10/20/14 " § ~ Δ	1,566,358	1,543,833
Hertz Vehicle Financing LLC 5.290% due 03/25/16 " ~	3,380,000	3,734,173
Home Equity Asset Trust 0.686% due 02/25/36 " § Δ	2,000,000	884,733
Keycorp Student Loan Trust 0.758% due 10/25/32 " §	2,886,267	2,816,419
Nelnet Education Loan Funding Inc 1.090% due 02/25/39 " §	3,650,000	3,266,498
NorthStar Education Finance Inc 1.751% due 01/29/46 " §	6,100,000	5,164,205
Novastar Home Equity Loan 0.786% due 12/25/33 " §	3,243,310	2,834,071
Option One Mortgage Loan Trust 0.346% due 04/25/37 " §	609,583	597,017
PAMCO CLO 7.910% due 08/06/11 "	2,558,185	511,637
Park Place Securities Inc
0.876% due 10/25/34 " §	1,625,392	1,544,318
0.936% due 12/25/34 " §	8,644,914	7,799,636
0.956% due 12/25/34 " §	4,273,367	4,212,762

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Residential Asset Mortgage Products Inc
0.666% due 11/25/35 " § Δ	$2,000,000	$1,346,359
5.350% due 02/25/33 " §	3,625,711	2,987,769
Residential Asset Securities Corp
0.406% due 06/25/36 " §	5,911,259	5,201,163
0.666% due 11/25/35 " § Δ	3,820,000	2,271,038
Saxon Asset Securities Trust 0.716% due 05/25/35 " §	2,904,228	2,478,713
SLM Student Loan Trust
0.582% due 12/15/25 " § ~	3,900,000	3,622,027
0.608% due 01/25/27 " §	4,100,000	3,880,297
Structured Asset Investment Loan Trust 1.256% due 10/25/33 " §	1,200,000	998,271
Washington Mutual Asset-Backed Certificates 0.346% due 05/25/47 " §	1,611,160	1,540,380
Wells Fargo Home Equity Trust 0.666% due 11/25/35 " §	2,950,000	2,556,799

Total Asset-Backed Securities
(Cost $121,580,710)		118,357,786

U.S. GOVERNMENT AGENCY ISSUES - 3.0%

Fannie Mae
0.000% due 10/09/19	8,290,000	5,486,330
1.500% due 06/26/13	5,600,000	5,713,271
4.375% due 10/15/15	35,060,000	39,827,634
5.000% due 03/15/16	2,910,000	3,400,745
5.625% due 07/15/37	3,345,000	4,128,683
6.625% due 11/15/30	3,540,000	4,885,381
Farmer Mac Guaranteed Notes Trust 5.125% due 04/19/17 ~	8,400,000	9,466,431
Freddie Mac 1.375% due 01/09/13	16,940,000	17,232,147
Tennessee Valley Authority 5.250% due 09/15/39	1,990,000	2,318,460

Total U.S. Government Agency Issues
(Cost $87,632,308)		92,459,082

U.S. TREASURY OBLIGATIONS - 18.9%

U.S. Treasury Bonds - 8.5%

0.000% due 02/15/25	66,370,000	41,148,935
3.875% due 08/15/40	22,390,000	23,145,663
4.375% due 11/15/39	13,340,000	14,963,731
4.375% due 05/15/40	160,800,000	180,573,094

		259,831,423

U.S. Treasury Inflation Protected Securities - 2.2%

1.250% due 07/15/20 ∧	31,558,951	33,168,962
2.500% due 01/15/29 ∧ ‡	12,327,199	14,546,095
3.875% due 04/15/29 ∧ ‡	14,269,374	19,838,882

		67,553,939

U.S. Treasury Notes - 8.2%

0.750% due 09/15/13	30,140,000	30,245,972
1.875% due 08/31/17	25,200,000	25,188,181
2.625% due 08/15/20	19,100,000	19,279,062
2.750% due 05/31/17	117,010,000	123,829,460
3.500% due 05/15/20	49,360,000	53,590,498

		252,133,173

Total U.S. Treasury Obligations
(Cost $559,356,945)		579,518,535

FOREIGN GOVERNMENT BONDS & NOTES - 1.2%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 41,359,000	24,005,184
10.000% due 01/01/14	2,656,000	1,490,812
10.000% due 01/01/17	10,353,000	5,659,701
Russian Foreign Bond - Eurobond (Russia) 7.500% due 03/31/30 ~	$4,340,750	5,194,575

Total Foreign Government Bonds & Notes
(Cost $35,348,762)		36,350,272

MUNICIPAL BONDS - 0.9%

Kentucky Higher Education Student Loan Corp 1.450% due 05/01/34 §	4,000,000	4,025,440
Municipal Electric Authority GA 6.655% due 04/01/57	760,000	806,139
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	1,360,000	1,463,605
Pennsylvania Higher Education Assistance Agency
0.712% due 05/01/46 §	1,000,000	897,151
1.221% due 05/01/46 §	19,550,000	17,301,750
State of California 7.300% due 10/01/39	2,100,000	2,224,843

Total Municipal Bonds
(Cost $26,437,283)		26,718,928

SHORT-TERM INVESTMENTS - 15.7%

U.S. Government Agency Issues - 7.1%

Fannie Mae
0.207% due 05/09/11 ‡	250,000	249,725
0.254% due 10/01/10	40,000,000	39,960,555
Federal Home Loan Bank
0.017% due 11/10/10	50,000,000	49,995,783
0.303% due 05/06/11	70,000,000	69,924,050
Freddie Mac
0.177% due 02/22/11	13,000,000	12,992,200
0.233% due 12/08/10	20,000,000	19,995,080
0.254% due 10/27/10	25,000,000	24,974,653

		218,092,046

Repurchase Agreements - 8.6%

Bank of America Corp 0.200% due 10/01/10 (Dated 09/30/10, repurchase price of $18,118,101; collateralized by U.S. Treasury Notes: 3.625% due 08/15/19 and value $18,502,120)	18,118,000	18,118,000
Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $525,035; collateralized by Fannie Mae: 4.750% due 12/15/10 and value $538,125)	525,035	525,035

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
The Goldman Sachs Group Inc 0.210% due 10/01/10 (Dated 09/30/10, repurchase price of $245,383,431; collateralized by Freddie Mac: 1.250% due 05/03/12 and value $250,225,507)	$245,382,000	$245,382,000

		264,025,035

Total Short-Term Investments
(Cost $481,959,436)		482,117,081

TOTAL INVESTMENTS - 119.7%
(Cost $3,560,197,690)		3,664,796,844

OTHER ASSETS & LIABILITIES, NET - (19.7%)		(602,551,018)

NET ASSETS - 100.0%		$3,062,245,826

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $707,126 or less than 0.1% of the net assets were in default as of September 30, 2010.

(c)	As of September 30, 2010, 0.7% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(d)	As of September 30, 2010, securities with a total aggregated value of $8,608,279 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of September 30, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (12/11)	190	$190,000,000	$56,383
Ultra Long U.S. Treasury 30-Year Bonds (12/10)	299	29,900,000	(526,894)
U.S. Treasury 2-Year Notes (12/10)	955	191,000,000	313,787

Short Futures Outstanding
Eurodollar (06/11)	292	292,000,000	(561,674)
Eurodollar (12/12)	190	190,000,000	(95,618)
U.S. Treasury 5-Year Notes (12/10)	2,439	243,900,000	(2,534,177)
U.S. Treasury 10-Year Notes (12/10)	2,060	206,000,000	(1,883,234)
U.S. Treasury 30-Year Bonds (12/10)	1,084	108,400,000	(230,710)

			($5,462,137)

(f)	Forward foreign currency contracts outstanding as of September 30, 2010 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	EUR	50,422,476	11/10	CIT	($2,458,930)
Sell	EUR	4,534,081	11/10	UBS	(175,331)
Buy	JPY	1,353,667,781	11/10	GSC	194,088
Sell	JPY	1,374,890,000	11/10	CIT	(541,509)
Sell	JPY	1,378,021,520	11/10	GSC	(392,876)

					($3,374,558)

(g)	Transactions in written options for the period ended September 30, 2010 were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2009	2,330	$1,128,353
Call Options Written	2,459	1,392,443
Put Options Written	3,159	1,404,386
Call Options Expired	(1,045)	(488,336)
Put Options Expired	(1,743)	(515,335)
Call Options Closed	(1,351)	(866,087)
Put Options Closed	(1,822)	(677,566)

Outstanding, September 30, 2010	1,987	$1,377,858

(h)	Premiums received and value of written options outstanding as of September 30, 2010 were as follows:

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Call - CBOT 30-Year U.S. Treasury Bond Futures (11/10)	$134.00	10/22/10	MER	118	$106,476	($177,000)
Call - CBOT 5-Year U.S. Treasury Note Futures (12/10)	120.00	11/26/10	MER	99	34,959	(123,750)
Put - CBOT 10-Year U.S. Treasury Note Futures (12/10)	120.00	11/26/10	MER	228	166,697	(17,812)
Put - CBOT 10-Year U.S. Treasury Note Futures (12/10)	122.00	11/26/10	MER	485	358,346	(106,094)
Call - CBOT 10-Year U.S. Treasury Note Futures (12/10)	127.00	11/26/10	MER	95	63,519	(90,547)
Call - CME Eurodollar Futures (03/11)	98.75	03/14/11	ADV	159	154,508	(341,850)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Put - CME Eurodollar Futures (03/11)	$98.75	03/14/11	ADV	159	$144,108	($7,950)
Call - CME Eurodollar Futures (03/11)	98.88	03/14/11	ADV	149	126,166	(275,650)
Put - CME Eurodollar Futures (03/11)	98.88	03/14/11	ADV	149	148,516	(9,312)
Put - CME Eurodollar Futures (03/11)	99.38	03/14/11	ADV	173	47,013	(27,031)
Call - CME Eurodollar Futures (03/11)	99.63	03/14/11	ADV	173	27,550	(32,438)

					$1,377,858	($1,209,434)

Total Written Options					$1,377,858	($1,209,434)

(i)	Swap agreements outstanding as of September 30, 2010 were as follows:

Interest Rate Swaps

							Upfront
							Premiums
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Unrealized
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	Depreciation
3-Month USD-LIBOR	BRC	Receive	0.000%	02/15/25	$63,120,000	($7,887,518)	$-	($7,887,518)
3-Month USD-LIBOR	BRC	Receive	3.707%	07/26/40	16,559,000	(1,306,075)	-	(1,306,075)

Total Interest Rate Swaps						($9,193,593)	$-	($9,193,593)

Total Swap Agreements						($9,193,593)	$-	($9,193,593)

(j)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,090,041,267	$-	$1,090,041,267	$-
	Senior Loan Notes	28,453,646	-	28,453,646	-
	Mortgage-Backed Securities	1,210,780,247	-	1,204,770,889	6,009,358
	Asset-Backed Securities	118,357,786	-	103,688,635	14,669,151
	U.S. Government Agency Issues	92,459,082	-	92,459,082	-
	U.S. Treasury Obligations	579,518,535	-	579,518,535	-
	Foreign Government Bonds & Notes	36,350,272	-	36,350,272	-
	Municipal Bonds	26,718,928	-	8,520,027	18,198,901
	Short-Term Investments	482,117,081	-	482,117,081	-
	Derivatives (1)
	Foreign Exchange Contracts	194,088	-	194,088	-
	Interest Rate Contracts	370,170	370,170	-	-

		564,258	370,170	194,088	-

		3,665,361,102	370,170	3,626,113,522	38,877,410

Liabilities	Derivatives (1)		-		-
	Foreign Exchange Contracts	(3,568,646)	-	(3,568,646)	-
	Interest Rate Contracts	(16,235,334)	(7,041,741)	(9,193,593)	-

		(19,803,980)	(7,041,741)	(12,762,239)	-

	Total	$3,645,557,122	($6,671,571)	$3,613,351,283	$38,877,410

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended September 30, 2010:

								Change in Net
								Unrealized
								Appreciation
								(Depreciation)
					Total Change			on Level 3
					in Net	Transfers		Holdings
	Value,	Net	Accrued	Total Net	Unrealized	In and/or		Held at the End
	Beginning	Purchases	Discounts	Realized Gains	Appreciation	Out of	Value,	of Period,
	of Period	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable
Corporate Bonds & Notes	$-	$-	$-	($10,000,000)	$10,000,000	$-	$-	$-
Mortgage-Backed Securities	-	6,036,870	583	7,649	(35,744)	-	6,009,358	(35,744)
Asset-Backed Securities	2,919,141	11,479,507	25,546	-	244,957	-	14,669,151	244,957
Municipal Bonds	-	18,146,563	13,296	40,310	(1,268)	-	18,198,901	(1,268)
Derivatives (1)						-
Interest Rate Contracts	144,650	(179,921)	-	179,921	(144,650)	-	-	-

	$3,063,791	$35,483,019	$39,425	($9,772,120)	$10,063,295	$-	$38,877,410	$207,945

(1)	Investments in derivatives include open futures contracts, swap contracts, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Consumer Discretionary - 0.0%

Euramax Holdings Inc ‘A’ *	947	$298,431

Total Common Stocks
(Cost $60,302)		298,431

	Principal
	Amount
CORPORATE BONDS & NOTES - 0.3%

Materials - 0.3%

Lyondell Chemical Co
11.000% due 05/01/18	$2,996,882	3,330,285

Total Corporate Bonds & Notes
(Cost $3,167,272)		3,330,285

SENIOR LOAN NOTES - 96.9%

Consumer Discretionary - 37.1%

1-800 Contacts Inc 7.700% due 03/04/15 §	1,989,873	1,969,975
Advantage Sales & Marketing Inc 5.000% due 05/05/16 §	1,990,000	1,985,522
Affinion Group Inc Term B 5.000% due 10/10/16 §	2,985,000	2,936,494
Alliance Laundry Systems LLC Term B due 09/23/16 § ¥	1,000,000	1,009,167
Allied Security Holdings LLC Term B 7.750% due 02/18/15 §	994,007	998,977
Allison Transmission Inc Term B 3.020% due 08/07/14 §	6,839,717	6,435,750
AMC Entertainment Inc 1.756% due 01/28/13 §	1,989,556	1,946,190
ARAMARK Corp
2.164% due 01/27/14 §	2,105,790	2,005,107
(Extended Letter of Credit)
3.356% due 07/26/16 §	307,355	301,207
(Synthetic Letter of Credit)
2.073% due 01/27/14 §	169,638	161,528
Term B (Extended)
3.539% due 07/26/16 §	4,673,529	4,580,059
Asurion Corp (1st Lien) 3.278% due 07/03/14 §	11,385,000	10,901,137
Autotrader.com Inc Term B 6.000% due 06/14/16 §	1,500,000	1,504,687
Carmike Cinemas Inc Term B 5.500% due 01/27/16 §	1,859,288	1,863,272
Catalina Marketing Corp 3.006% due 10/01/14 §	10,086,872	9,828,396
Cedar Fair LP Term B 5.500% due 12/15/16 §	1,995,000	2,014,517
Cengage Learning Acquisitions Inc 2.540% due 07/03/14 §	5,376,689	4,843,294
Cequel Communications LLC (New Term Loan) 2.258% due 11/05/13 §	11,950,000	11,640,579
Charter Communications Operating LLC
(Extended)
3.540% due 09/06/16 §	9,949,875	9,732,221
(Replacement Term Loan)
2.260% due 03/06/14 §	4,974,425	4,864,037
Cinemark USA Inc (Extended) 3.553% due 04/29/16 §	2,984,962	2,981,766
Cumulus Media Inc Term B 4.006% due 06/11/14 §	9,894,043	8,935,557
Dana Corp Term B 4.687% due 01/30/15 §	10,447,031	10,357,490
Dave & Buster’s Inc (New Term Loan) 6.000% due 06/01/16 §	1,995,000	1,990,012
Denny’s Inc Term B due 09/20/16 § ¥	1,000,000	985,000
Dollar General Corp
Tranche B1
3.108% due 07/07/14 §	4,259,920	4,191,361
Tranche B2
3.007% due 07/07/14 §	4,524,587	4,413,359
Education Management LLC Term C 2.063% due 06/03/13 §	10,394,071	9,620,201
Entercom Communication LLC Term A 2.415% due 06/30/12 §	3,010,834	2,910,474
Euramax International Inc
(Cash Pay Term Loan)
10.000% due 06/29/13 §	4,160,833	3,921,585
(PIK Pay Term Loan)
14.000% due 06/29/13 §	4,348,924	4,098,861
Federal-Mogul Corp
Term B
2.198% due 12/29/14 §	12,400,529	10,898,899
Term C
2.198% due 12/28/15 §	6,423,763	5,645,883
Ford Motor Co Term B1 3.030% due 12/16/13 §	11,057,123	10,860,173
FTD Inc Term B 6.750% due 08/26/14 §	750,000	754,688
General Nutrition Centers Inc Term B 2.645% due 09/16/13 §	8,847,794	8,582,361
Getty Images Inc (Initial Term Loan) 6.250% due 07/02/15 §	2,321,046	2,338,454
Harbor Freight Tools USA Inc 5.016% due 02/24/16 §	1,393,725	1,395,032
Harrah’s Operating Co Inc
Term B1
3.498% due 01/28/15 §	3,000,000	2,585,415
Term B3
3.497% due 01/28/15 §	2,489,007	2,146,077
infoGROUP Inc Term B (New Term Loan) 6.250% due 07/01/16 §	997,500	1,000,867
Insight Midwest Holdings LLC (Initial Term Loan) 2.099% due 04/07/14 §	1,379,012	1,327,053
Interactive Data Corp Term B 6.750% due 01/27/17 §	1,970,063	1,998,169
Isle of Capri Casinos Inc
Term A (New Delayed Draw Term Loan)
5.000% due 11/25/13 §	1,560,218	1,498,199
Term B (New Delayed Draw Term Loan)
5.000% due 11/25/13 §	1,773,927	1,703,414
Term B (New Term Loan)
5.000% due 11/25/13 §	4,434,818	4,258,534
Knology Inc (New Term Loan) 2.508% due 06/30/12 §	4,466,933	4,466,933
Language Line LLC Term B 5.500% due 11/04/15 §	5,974,925	5,881,567
Las Vegas Sands LLC
(Extended Delayed Draw Term Loan)
3.030% due 11/23/16 §	703,990	641,259
Term B (Extended)
3.030% due 11/23/16 §	3,484,032	3,173,855
Live Nation Entertainment Inc Term B 4.500% due 11/07/16 §	3,134,250	3,100,297

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
LodgeNet Entertainment Corp 4.250% due 04/04/14 §	$914,851	$842,806
Mediacom Broadband LLC Tranche F 4.500% due 10/23/17 §	3,990,000	3,955,087
Mediacom LLC Tranche E 4.500% due 10/23/17 §	4,987,500	4,912,687
Metro-Goldwyn-Mayer Studios Inc Tranche B 20.500% due 04/09/12 § Ψ	9,855,116	4,348,570
Michaels Stores Inc
Term B1
2.634% due 10/31/13 §	10,240,568	9,914,795
Term B2
4.884% due 07/31/16 §	8,431,515	8,282,792
Midcontinent Communications Term B 6.250% due 12/31/16 §	2,000,000	2,009,584
National Bedding LLC (1st Lien) 2.380% due 02/28/13 §	4,494,832	4,323,467
Nelson Education Ltd 2.789% due 07/05/14 §	2,407,190	2,118,327
Nielsen Finance LLC
Class A
2.258% due 08/09/13 §	5,661,681	5,469,399
Class B
4.008% due 05/02/16 §	12,383,429	12,092,418
Orbitz Worldwide Inc
due 07/25/14 § ¥	1,000,000	955,250
3.324% due 07/25/14 §	2,000,000	1,911,250
OSI Restaurant Partners LLC
(Revolving Letter of Credit)
2.584% due 06/14/13 §	497,890	457,685
Term B
2.625% due 06/14/14 §	5,477,662	5,035,341
Petco Animal Supplies Inc Term B 2.534% due 10/25/13 §	1,989,664	1,936,015
Phillips-Van Heusen Corp Tranche B 4.750% due 05/06/16 §	3,312,083	3,344,428
Pilot Travel Centers LLC Term B 5.250% due 06/30/16 §	2,588,147	2,617,251
Polymer Group Inc Tranche 2 (Extending) 7.000% due 11/24/14 §	3,469,495	3,478,169
Protection One Alarm Monitoring Inc Term B (New Term Loan) 6.000% due 05/16/16 §	4,987,500	4,962,562
QCE LLC Term B (1st Lien) 5.063% due 05/05/13 §	994,448	860,404
RE/MAX International Inc (New Term Loan) 5.500% due 03/11/16 §	1,990,000	1,990,000
Regal Cinemas Corp (New Term Loan) 3.789% due 11/21/16 §	7,348,150	7,294,186
Rgis Holdings LLC
(Delayed Draw Term Loan)
2.789% due 04/30/14 §	104,762	96,905
Term B
2.782% due 04/30/14 §	2,095,238	1,938,095
Sabre Inc Term B 2.335% due 09/30/14 §	14,070,926	13,039,794
Sagittarius Restaurants LLC Term B 7.500% due 05/18/15 §	1,287,813	1,278,959
ServiceMaster Co
2.769% due 07/24/14 §	4,535,450	4,278,204
(Delayed Draw Term Loan)
2.760% due 07/24/14 §	451,663	426,045
Six Flags Theme Parks Inc Term B (Exit Term Loan) 6.000% due 06/30/16 §	1,935,065	1,946,908
Tenneco Inc Tranche B 5.039% due 06/03/16 §	1,995,000	1,996,247
The Goodyear Tire & Rubber Co (2nd Lien) 2.240% due 04/30/14 §	3,110,000	2,921,845
The Neiman Marcus Group Inc Term B 2.294% due 04/05/13 §	4,787,285	4,647,472
The Weather Channel Holding Corp (Replacement Term Loan) 5.000% due 09/14/15 §	8,122,551	8,160,264
TI Automotive Ltd 9.500% due 07/01/16 §	1,000,000	1,005,000
Travelport LLC
(Delayed Draw Term Loan)
2.760% due 08/23/13 §	1,989,717	1,919,715
(Dollar Term Loan)
2.760% due 08/23/13 §	4,231,616	4,084,030
(Synthetic Letter of Credit)
2.789% due 08/23/13 §	768,384	741,585
United Components Inc Term B 6.250% due 03/23/17 §	725,000	731,571
Universal City Development Partners Ltd Term B (New Term Loan) 5.500% due 11/06/14 §	4,962,406	4,990,300
Univision Communications Inc (Initial Term Loan) 2.506% due 09/29/14 §	12,477,987	10,962,910
USI Holdings Corp (Incremental Term Loan) 7.000% due 05/05/14 §	3,583,800	3,512,124
Vertrue Inc (1st Lien) 3.290% due 08/16/14 §	1,000,000	862,500
Visant Corp Term B 7.000% due 09/22/16 §	1,450,000	1,459,860
VML US Finance LLC
Term B
4.780% due 05/27/13 §	10,007,670	9,916,190
Term B (Delayed Draw Term Loan)
4.780% due 05/25/12 §	2,525,300	2,502,216
Wendy’s/Arby’s Restaurants LLC Term B 5.000% due 05/24/17 §	1,197,000	1,202,237
Zuffa LLC Term B 2.313% due 06/22/15 §	2,962,345	2,813,488

		390,731,848

Consumer Staples - 5.4%

Dole Food Co Inc
Term B
5.060% due 03/02/17 §	1,985,271	1,853,747
Term C
5.019% due 03/02/17 §	4,930,916	4,964,377
JRD Holdings Inc 2.510% due 07/02/14 §	2,862,500	2,767,608
KIK Custom Products Inc
(1st Lien)
due 06/02/14 § ¥	2,688,292	2,271,607
2.540% due 06/02/14 §	974,175	823,178
(2nd Lien)
5.289% due 11/30/14 §	2,500,000	1,678,125
(Canadian Term Loan)
due 06/02/14 § ¥	460,850	389,418
2.540% due 06/02/14 §	167,002	141,117
Michael Foods Group Inc Term B 6.250% due 06/29/16 §	972,563	981,680
NBTY Inc Term B due 07/14/17 § ¥	2,775,000	2,807,209
Pierre Foods (First Lien Term Loan) 7.500% due 09/29/16 §	1,650,000	1,617,000
Pinnacle Foods Holdings Corp
Tranche B
2.758% due 04/02/14 §	3,000,000	2,907,657
Tranche D
6.000% due 04/02/14 §	1,296,750	1,303,769

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Reynolds Group Holdings Inc
(Dollar Term Loan)
6.250% due 05/05/16 §	$1,987,500	$2,001,164
(Incremental Term Loan)
due 05/05/16 § ¥	1,625,000	1,633,247
5.750% due 05/05/16 §	6,210,938	6,240,217
Rite Aid Corp
Term B
2.010% due 06/04/14 §	5,972,298	5,324,519
Tranche 3
6.000% due 06/04/14 §	6,431,700	6,307,086
Roundy’s Supermarkets Inc (Extended) 7.000% due 11/03/13 §	3,979,328	3,996,738
Spectrum Brands Inc (New Term Loan) 8.050% due 06/16/16 §	6,375,000	6,506,484

		56,515,947

Energy - 2.0%

Aquilex Holdings LLC 5.500% due 04/01/16 §	995,000	994,585
Big West Oil LLC (Exit Term Loan) 12.000% due 07/23/15 §	4,965,278	5,043,893
CCS Income Trust Tranche B 3.256% due 11/14/14 §	4,626,005	4,001,494
Citgo Petroleum Corp
Term B
8.000% due 06/24/15 §	765,313	769,511
Term C
9.000% due 06/15/17 §	5,436,375	5,537,551
Dresser Inc 2.612% due 05/04/14 §	1,000,000	966,563
Hercules Offshore Inc Term B 6.000% due 07/11/13 §	1,493,573	1,291,408
Sheridan Production Partners I LLC
7.500% due 04/20/17 §	1,635,839	1,627,250
Term 1A
7.500% due 04/20/17 §	216,762	215,624
Term 1M
7.500% due 04/20/17 §	132,400	131,705

		20,579,584

Financials - 6.2%

Asset Acceptance Capital Corp
Term B
due 06/05/13 § ¥	1,000,000	959,583
3.799% due 06/05/13 §	1,240,195	1,190,070
BRSP LLC Term B 7.500% due 06/04/14 §	2,000,000	2,010,000
CSC Holdings Inc Term Loan B3 (Extended) 2.017% due 03/29/16 §	1,994,792	1,947,942
DSW Holdings Inc 4.256% due 03/02/12 §	13,775,000	13,201,037
First Data Corp Term B1 3.006% due 09/24/14 §	7,853,124	6,932,345
HUB International Holdings Inc
(Delayed Draw Term Loan)
2.789% due 06/13/14 §	2,905,259	2,752,733
(Initial Term Loan)
2.789% due 06/13/14 §	12,924,823	12,246,270
Term B (Add on)
6.750% due 06/13/14 §	3,960,000	3,930,300
iPayment Inc 2.277% due 05/10/13 §	1,283,175	1,213,669
LPL Holdings Inc 5.250% due 06/28/17 §	2,935,250	2,931,581
MSCI Inc (New Term Loan) 4.750% due 06/01/16 §	4,463,813	4,491,711
Nuveen Investments (1st Lien) 3.371% due 11/13/14 §	5,000,000	4,508,595
Shield Finance Co SARL Term B 7.752% due 06/15/16 §	1,166,188	1,155,984
Trans Union LLC Term B 6.750% due 06/15/17 §	5,985,000	6,069,167

		65,540,987

Health Care - 11.3%

Alere Inc (1st Lien) 2.276% due 06/26/14 §	470,133	452,738
Alliance HealthCare Services Inc Term B 5.500% due 06/01/16 §	994,987	984,209
Bausch & Lomb Inc
3.527% due 04/24/15 §	4,014,172	3,863,861
(Delayed Draw Term Loan)
3.506% due 04/24/15 §	973,445	936,995
Biomet Inc Term B 3.282% due 03/25/15 §	8,953,846	8,699,181
CCS Medical Inc (1st Lien) 9.000% due 03/20/15 §	6,991,627	6,274,985
Community Health Systems Inc
2.549% due 07/25/14 §	14,181,226	13,472,136
(Delayed Draw Term Loan)
2.549% due 07/25/14 §	728,963	692,513
DJO Finance LLC Term B (New Term Loan) 3.256% due 05/20/14 §	4,591,778	4,408,107
Fresenius US Finance I Inc
Term C1
4.500% due 09/10/14 §	1,170,864	1,178,549
Term C2
4.500% due 09/10/14 §	816,978	822,339
HCA Inc
Term B
2.539% due 11/18/13 §	10,397,103	10,022,547
Term B2 (Extended)
3.539% due 03/31/17 §	3,000,000	2,909,658
Health Management Associates Inc Term B 2.039% due 02/28/14 §	13,315,487	12,603,948
HealthSouth Corp
Term B
2.510% due 03/11/13 §	5,330,090	5,320,895
Term B (Extended)
4.010% due 09/10/15 §	4,386,894	4,387,223
Ikaria Acquisition Inc (1st Lien) 7.000% due 05/16/16 §	1,000,000	946,250
IMS Health Inc Term B 5.250% due 02/26/16 §	5,168,768	5,204,841
inVentiv Health Inc (1st Lien) 6.500% due 08/04/16 §	2,992,500	3,000,448
Medical Staffing Inc (2nd Lien) 13.500% due 07/02/14 § Ψ + Δ	1,016,396	-
MPT Operating Partnership LP 5.000% due 05/17/16 §	1,471,313	1,471,313
Multiplan Inc Term B 6.500% due 08/26/17 §	4,407,981	4,418,450
Mylan Laboratories Inc Term B 3.563% due 10/02/14 §	1,601,636	1,601,506
Prime Healthcare Services Inc Term B 7.250% due 04/22/15 §	995,000	980,075
Select Medical Corp Term B (Extended) 4.089% due 08/22/14 §	7,859,842	7,778,791
TZ Merger Sub Inc (Incremental Term Loan) 6.500% due 08/04/15 §	1,000,000	995,000
Universal Health Services Inc Term B due 07/28/2016 § ¥	2,825,000	2,841,552
Valeant Pharmaceuticals International Term B due 09/21/16 § ¥	1,050,000	1,060,746
Vanguard Health Holding Co II LLC Term B 5.000% due 01/29/16 §	2,000,000	1,987,708

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Warner Chilcott Co LLC
Term B4
6.500% due 02/22/16 §	$575,980	$579,323
Tranche A
due 10/30/14 § ¥	1,856,490	1,846,512
6.000% due 10/30/14 §	1,191,526	1,191,979
Tranche B2
due 04/30/15 § ¥	1,492,244	1,494,262
6.250% due 04/30/15 §	957,747	959,681
Warner Chilcott Corp
(Additional Term Loan)
due 04/30/15 § ¥	697,187	698,653
Term B1
due 04/30/15 § ¥	896,145	897,357
6.250% due 04/30/15 §	575,161	576,322
WC Luxco Sarl Term B3 6.500% due 02/22/16 §	1,774,020	1,784,151

		119,344,804

Industrials - 9.0%

AEI Finance Holding LLC
3.289% due 03/30/14 §	3,928,660	3,695,887
(Synthetic Revolver)
3.433% due 03/30/12 §	479,161	450,770
Alliant Holdings I Inc
(Incremental Term Loan)
8.000% due 08/21/14 §	2,140,066	2,121,340
Term B
3.289% due 08/21/14 §	221,107	212,263
Alpha D2 Ltd
(2nd Lien)
3.799% due 06/30/14 §	2,000,000	1,767,500
Term B
2.424% due 12/31/13 §	2,380,607	2,148,498
Term B2
2.424% due 12/31/13 §	1,608,032	1,451,249
AWAS Capital Inc
(1st Lien)
2.063% due 03/22/13 §	2,516,930	2,491,761
(2nd Lien)
6.313% due 03/22/13 §	1,677,846	1,661,067
BakerCorp Inc Term C 4.913% due 05/08/14 §	2,189,987	2,111,514
Bombardier Recreational Products Inc 3.142% due 06/28/13 §	4,101,266	3,569,812
Brand Energy & Infrastructure Services Inc (New Term Loan) 2.566% due 02/07/14 §	3,084,732	2,864,945
Brenntag Holding GmbH & Co
(Acquisition Term Loan)
4.032% due 01/20/14 §	667,449	669,951
Term B2
4.023% due 01/20/14 §	3,332,551	3,345,049
Bucyrus International Inc 4.500% due 02/19/16 §	1,995,084	2,014,536
Conseco Inc (New Term Loan) 7.500% due 10/10/13 §	3,000,000	2,952,000
DAE Aviation Holdings Inc
Tranche B1
4.230% due 07/31/14 §	2,280,424	2,103,691
Tranche B2
4.230% due 07/31/14 §	2,208,193	2,037,058
Delos Aircraft Inc Term B2 7.000% due 03/17/16 §	1,000,000	1,015,714
Delta Air Lines Inc
(2nd Lien)
3.507% due 04/30/14 §	3,860,042	3,642,914
Term A
2.250% due 04/30/12 §	7,848,547	7,593,470
DynCorp International LLC Term B 6.250% due 07/05/16 §	1,200,000	1,202,844
Hawker Beechcraft Acquisition Co LLC
due 03/26/14 § ¥	941,287	763,226
2.265% due 03/26/14 §	4,134,027	3,352,361
LC Facility Deposit
due 03/26/14 § ¥	56,275	45,629
2.289% due 03/26/14 §	247,151	200,420
International Lease Finance Corp Term B1 6.750% due 03/17/15 §	3,000,000	3,053,037
John Maneely Co 3.775% due 12/09/13 §	3,985,471	3,891,812
KAR Holdings Inc Term B 3.010% due 10/18/13 §	3,000,000	2,929,374
Pike Electric Inc
Term B
2.063% due 07/02/12 §	288,236	272,744
Term C
2.063% due 12/10/12 §	185,860	175,870
Pinafore LLC 4.500% due 09/21/16 §	2,850,000	2,879,381
Rexnord Corp Term B2 2.563% due 07/19/13 §	1,357,364	1,297,979
Sensata Technologies Finance Co LLC
due 04/26/13 § ¥	1,994,792	1,922,480
2.231% due 04/26/13 §	1,993,496	1,923,227
Swift Transportation Co Inc 8.250% due 05/09/14 §	3,000,000	2,937,168
Synagro Technologies Inc Term B 2.260% due 04/02/14 §	1,989,717	1,703,075
The Hertz Corp
(Synthetic Letter of Credit)
0.339% due 12/21/12 §	358,464	352,689
Tranche B
2.010% due 12/21/12 §	1,933,426	1,902,277
The Manitowoc Co Inc Term A 5.563% due 11/06/13 §	2,000,000	1,985,250
TransDigm Inc 2.269% due 06/23/13 §	1,000,000	982,500
Triumph Group Inc Term B 4.500% due 06/16/16 §	773,063	778,377
Vangent Inc Term B 2.320% due 02/14/13 §	5,491,236	5,244,131
VWR Funding Inc 2.756% due 06/30/14 §	4,000,000	3,791,668
Wesco Aircraft Hardware Corp Tranche B 2.510% due 09/30/13 §	979,476	963,968

		94,472,476

Information Technology - 6.1%

Activant Solutions Inc Term B 2.563% due 05/02/13 §	980,898	940,844
Altegrity Inc
due 02/21/15 § ¥	2,992,268	2,752,887
(Incremental Term Loan)
7.750% due 02/21/15 §	1,022,438	1,024,354
Applied Systems Inc 2.756% due 09/26/13 §	1,082,555	1,023,014
Aspect Software Inc Term B (New Term Loan) 6.250% due 04/19/16 §	4,540,255	4,502,421
Booz Allen Hamilton Inc Tranche C 6.000% due 07/31/15 §	3,979,950	3,995,495
Brocade Communications Systems Inc Term B 7.000% due 10/07/13 §	5,032,711	5,070,456
CCC Information Services Inc Term B 2.510% due 02/10/13 §	2,939,604	2,851,416
ClientLogic Corp 6.031% due 01/30/14 §	2,102,207	1,915,636
CommScope Inc Term B 3.025% due 12/26/14 §	465,519	458,955

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Dealer Computer Services Inc
Term B
due 04/21/17 § ¥	$863,705	$862,934
5.250% due 04/21/17 §	1,000,000	999,107
Fidelity National Information Services Inc Term B 5.250% due 07/18/16 §	3,300,000	3,329,169
Freescale Semiconductor Inc Term B (Extended) 4.509% due 12/01/16 §	5,123,657	4,696,687
Infor Enterprise Solutions Holdings Inc
(Extended Delayed Draw Term Loan)
6.010% due 07/28/15 §	690,148	610,781
(Extended Initial Term Loan)
6.010% due 07/28/15 §	1,299,489	1,182,535
Network Solutions LLC Term B 2.521% due 03/07/14 §	906,602	856,739
SafeNet Inc Term B 2.756% due 04/12/14 §	459,453	438,204
Serena Software Inc Term B 2.293% due 03/10/13 §	2,269,173	2,167,060
SkillSoft Corp Term B 6.500% due 05/19/17 §	995,003	1,007,059
Spansion LLC Term B (Exit Term Loan) 7.500% due 01/08/15 §	3,982,494	3,980,005
SS&C Technologies Holdings Inc (US Term Loan) 2.283% due 11/23/12 §	3,065,424	3,000,284
SunGard Data Systems Inc
(Add on Incremental Term Loan)
6.750% due 02/28/14 §	6,544,743	6,579,803
Tranche B
4.038% due 02/26/16 §	7,616,955	7,489,607
Vertafore Inc Term B 6.750% due 07/29/16 §	1,221,938	1,224,840
Wyle Services Corp (Incremental Term Loan) 7.750% due 03/25/16 §	1,147,123	1,147,840

		64,108,132

Materials - 9.7%

Berry Plastics Corp Term C 2.376% due 04/03/15 §	3,483,244	3,192,909
Building Materials Corp of America (1st Lien) 3.063% due 02/24/14 §	1,584,338	1,565,771
BWAY Corp
Term B (New Term Loan)
5.500% due 06/16/17 §	1,071,600	1,073,832
Term C (New Term Loan)
5.500% due 06/16/17 §	100,462	100,672
CF Industries Inc Term B1 4.500% due 04/06/15 §	2,960,912	2,983,933
Consolidated Container Co LLC (2nd Lien) 5.750% due 09/28/14 §	4,500,000	4,055,625
Cristal Inorganic Chemicals US Inc (1st Lien) 2.539% due 05/15/14 §	2,489,763	2,364,237
Fairmount Minerals Ltd Term B 6.250% due 08/05/16 §	1,300,000	1,307,312
GenTek Inc 7.000% due 10/29/14 §	1,357,788	1,360,334
Georgia-Pacific Corp
Term B (New Term Loan)
2.293% due 12/21/12 §	4,973,890	4,952,130
Term B1
2.298% due 12/20/12 §	997,409	993,046
Term C (New Term Loan)
3.541% due 12/23/14 §	2,984,361	2,986,458
Graham Packaging Co LP
Term C
6.750% due 04/05/14 §	5,500,088	5,548,213
Term D
6.000% due 09/23/16 §	2,400,000	2,421,751
Graphic Packaging International Inc
Term C
due 05/16/14 § ¥	1,000,000	986,813
3.280% due 05/16/14 §	2,000,000	1,973,812
Hexion Specialty Chemicals Inc
Term C1 (Extended)
4.313% due 05/05/15 §	701,337	672,056
Term C2 (Extended)
4.063% due 05/05/15 §	293,586	281,329
Term C7 (Extended)
4.063% due 05/05/15 §	3,353,200	3,135,242
Huntsman International LLC
(New Term Loan)
1.917% due 04/21/14 §	2,820,630	2,703,103
Term C
2.517% due 06/30/16 §	1,880,420	1,811,668
Ineos US Finance LLC
Term B2
7.501% due 12/16/13 §	2,282,644	2,289,778
Term C2
8.001% due 12/16/14 §	2,529,485	2,537,390
ISP Chemco Inc 1.813% due 06/04/14 §	2,984,576	2,878,250
Lyondell Chemical Co (Exit Term Loan) 5.500% due 04/08/16 §	997,500	1,007,198
MacDermid Inc Term B 2.256% due 04/12/14 §	6,618,548	6,138,703
Momentive Performance Materials Inc Term B 2.563% due 12/04/13 §	3,984,483	3,816,804
Nalco Co 6.500% due 05/13/16 §	5,785,113	5,776,272
Noranda Aluminum Acquisition Corp Term B 2.047% due 05/18/14 §	3,000,000	2,836,875
Rockwood Specialties Group Inc Tranche H 6.000% due 05/15/14 §	1,256,349	1,259,490
Smurfit-Stone Container Enterprises Inc Term B (Exit Term Loan) 6.750% due 02/22/16 §	10,473,750	10,556,671
Solutia Inc Term B 4.750% due 03/17/17 §	2,889,912	2,899,394
Styron SARL LLC Term B 7.500% due 06/17/16 §	2,098,438	2,131,226
TPC Group LLC
Term B
2.970% due 06/27/13 §	6,806,753	6,771,303
Term B (Incremental Term Loan)
2.968% due 06/27/13 §	3,143,309	3,126,939
United Central Industrial Supply Co LLC 2.512% due 03/31/12 §	2,271,811	2,234,184

		102,730,723

Telecommunication Services - 5.9%

Alaska Communications Systems Holdings Inc 2.039% due 02/01/12 §	3,368,538	3,306,783
Digicel International Finance Ltd
Tranche A
2.813% due 03/30/12 §	12,551,081	12,315,748
Tranche A (Add on)
2.813% due 09/30/12 §	2,500,310	2,453,429
Intelsat Corp
Term B2A
3.033% due 01/03/14 §	3,658,782	3,530,428
Term B2A (Incremental Term Loan)
3.033% due 01/03/14 §	325,763	314,335
Term B2B
3.033% due 01/03/14 §	3,657,656	3,529,342
Term B2B (Incremental Term Loan)
3.033% due 01/03/14 §	325,663	314,238

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Term B2C
3.033% due 01/03/14 §	$3,657,656	$3,529,342
Term B2C (Incremental Term Loan)
3.033% due 01/03/14 §	325,663	314,238
MetroPCS Wireless Inc Term B 2.563% due 11/04/13 §	10,938,693	10,749,541
NTELOS Inc Term B 5.750% due 08/07/15 §	1,989,956	1,999,906
Telesat Canada
Term I (US Term Loan)
3.260% due 10/31/14 §	916,191	894,145
Term II (US Term Loan)
3.260% due 10/31/14 §	78,696	76,803
UPC Financing Partnership
Term T
4.251% due 12/30/16 §	6,000,000	5,859,000
Term X
4.251% due 12/29/17 §	7,000,000	6,805,316
West Corp
Term B3
7.250% due 10/24/13 §	1,984,694	1,988,002
Term B4
4.132% due 07/15/16 §	3,969,072	3,921,939

		61,902,535

Utilities - 4.2%

Calpine Corp (First Priority Term Loan) 3.165% due 03/29/14 §	10,013,739	9,803,030
Coleto Creek Power LP
3.032% due 06/28/13 §	4,658,621	4,275,450
(Synthetic Letter of Credit)
3.283% due 06/28/13 §	3,205,645	2,941,981
Dynegy Holdings Inc
(Synthetic Letter of Credit)
4.010% due 04/02/13 §	13,414,689	13,287,880
Term B
4.010% due 04/02/13 §	1,071,597	1,061,467
Mach Gen LLC (Letter of Credit) 2.533% due 02/22/13 §	776,504	726,031
Texas Competitive Electric Holdings Co LLC Term B2 3.923% due 10/10/14 §	16,074,503	12,510,207

		44,606,046

Total Senior Loan Notes
(Cost $1,015,438,232)		1,020,533,082

SHORT-TERM INVESTMENT - 5.1%

Repurchase Agreement - 5.1%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $53,462,639; collateralized by Fannie Mae: 4.750% due 12/15/10 and value $35,224,125; and Freddie Mac: 4.750% due 01/18/11 and value $19,309,913)	53,462,624	53,462,624

Total Short-Term Investment
(Cost $53,462,624)		53,462,624

TOTAL INVESTMENTS - 102.3%
(Cost $1,072,128,430)		1,077,624,422

OTHER ASSETS & LIABILITIES, NET - (2.3%)		(23,943,631)

NET ASSETS - 100.0%		$1,053,680,791

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $4,348,570 or 0.4% of the net assets were in default as of September 30, 2010.

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$298,431	$-	$298,431	$-
	Corporate Bonds & Notes	3,330,285	-	3,330,285	-
	Senior Loan Notes	1,020,533,082	-	1,020,533,082	-
	Short-Term Investment	53,462,624	-	53,462,624	-

	Total	$1,077,624,422	$-	$1,077,624,422	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended September 30, 2010:

								Change in Net
								Unrealized
								Appreciation
								(Depreciation)
								on Level 3
					Total Change	Transfers		Holdings
	Value,	Net	Accrued	Total Net	in Net	In and/or		Held at the End
	Beginning	Purchases	Discounts	Realized Gains	Unrealized	Out of	Value,	of Period,
	of Period	(Sales)	(Premiums)	(Losses)	Appreciation	Level 3	End of Period	if Applicable
Common Stocks (1)	$54,523	($22,081)	$-	$22,081	$243,908	($298,431)	$-	$-
Corporate Bonds & Notes	14,127,529	(12,983,817)	15,237	(7,314,685)	6,155,736	-	-	-
Senior Loan Notes	36,191	(29,307)	-	(17,351)	10,467	-	-	-

	$14,218,243	($13,035,205)	$15,237	($7,309,955)	$6,410,111	($298,431)	$-	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%

Financials - 0.3%

Citigroup Capital XIII	80,000	$2,000,000
JPMorgan Chase Capital Trust XXIX	40,000	1,016,000

		3,016,000

Total Preferred Stocks
(Cost $3,000,000)		3,016,000

COMMON STOCKS - 0.0%

Consumer Discretionary - 0.0%

Tropicana Las Vegas *	20,000	280,000

Total Common Stocks
(Cost $0)		280,000

	Principal
	Amount

CORPORATE BONDS & NOTES - 94.1%

Consumer Discretionary - 21.7%

Affinion Group Holdings Inc 11.625% due 11/15/15 ~	$1,000,000	985,000
Allison Transmission Inc 11.000% due 11/01/15 ~	2,000,000	2,180,000
American Axle & Manufacturing Holdings Inc
7.875% due 03/01/17	2,000,000	1,992,500
9.250% due 01/15/17 ~	3,500,000	3,850,000
ARAMARK Corp 8.500% due 02/01/15	2,000,000	2,090,000
Arcos Dorados BV (Netherlands) 7.500% due 10/01/19 ~	2,000,000	2,185,000
AutoNation Inc 6.750% due 04/15/18	3,500,000	3,605,000
Beazer Homes USA Inc 6.500% due 11/15/13	4,000,000	3,880,000
Belo Corp 8.000% due 11/15/16	4,000,000	4,295,000
Cablevision Systems Corp 8.625% due 09/15/17	10,000,000	11,050,000
CCO Holdings LLC
7.250% due 10/30/17 ~	3,500,000	3,565,625
8.125% due 04/30/20 ~	2,000,000	2,130,000
Cedar Fair LP 9.125% due 08/01/18 ~	4,000,000	4,220,000
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	2,000,000	1,997,500
13.250% due 07/15/15 ~	2,500,000	2,493,750
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	2,000,000	2,120,000
Charter Communications Operating LLC 8.000% due 04/30/12 ~	9,000,000	9,585,000
CHC Helicopters (Canada) 9.250% due 10/15/20 ~	2,000,000	2,030,000
CKE Restaurants Inc 11.375% due 07/15/18 ~	3,000,000	3,090,000
Clear Channel Communications Inc 5.500% due 09/15/14	12,000,000	7,755,000
Clear Channel Worldwide Holdings Inc 9.250% due 12/15/17	2,500,000	2,681,250
Columbus International Inc (Barbados) 11.500% due 11/20/14 ~	3,000,000	3,329,400
DISH DBS Corp
7.750% due 05/31/15	7,000,000	7,498,750
7.875% due 09/01/19	3,000,000	3,243,750
Entravision Communications Corp 8.750% due 08/01/17 ~	1,000,000	1,025,000
General Motors Corp
7.700% due 04/15/16 Ψ	4,000,000	1,270,000
8.250% due 07/15/23 Ψ	4,000,000	1,310,000
Harrah’s Operating Co Inc
10.000% due 12/15/18	6,000,000	4,822,500
11.250% due 06/01/17	4,000,000	4,400,000
Hillman Group Inc 10.875% due 06/01/18 ~	1,500,000	1,590,000
Icahn Enterprises LP 8.000% due 01/15/18	2,000,000	2,020,000
Interactive Data Corp 10.250% due 08/01/18 ~	2,000,000	2,150,000
J.C. Penney Co Inc 7.125% due 11/15/23	3,000,000	3,150,000
K Hovnanian Enterprises Inc 10.625% due 10/15/16	3,000,000	3,018,750
Kabel Deutschland GmbH (Germany) 10.625% due 07/01/14	3,000,000	3,142,500
Lear Corp
7.875% due 03/15/18	4,500,000	4,792,500
8.125% due 03/15/20	2,000,000	2,147,500
Levi Strauss & Co 7.625% due 05/15/20	4,250,000	4,430,625
Limited Brands Inc
7.000% due 05/01/20	1,500,000	1,627,500
8.500% due 06/15/19	2,500,000	2,918,750
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	6,000,000	6,090,000
Macy’s Retail Holdings Inc 5.900% due 12/01/16	5,000,000	5,350,000
MGM MIRAGE
6.750% due 04/01/13	9,500,000	8,870,625
9.000% due 03/15/20 ~	1,500,000	1,586,250
Michaels Stores Inc 11.375% due 11/01/16	2,000,000	2,182,500
Mohegan Tribal Gaming Authority 6.875% due 02/15/15	2,000,000	1,112,500
Nielsen Finance LLC
0.000% due 08/01/16 §	7,500,000	7,546,875
7.750% due 10/15/18 ~	1,000,000	992,670
QVC Inc 7.125% due 04/15/17 ~	3,500,000	3,640,000
Royal Caribbean Cruises Ltd (Liberia) 7.000% due 06/15/13	1,500,000	1,584,375
Scientific Games Corp 8.125% due 09/15/18 ~	3,000,000	3,075,000
Scientific Games International Inc 9.250% due 06/15/19	2,000,000	2,135,000
Sears Holdings Corp 6.625% due 10/15/18 ~	3,000,000	3,017,500
Service Corp International 8.000% due 11/15/21	2,000,000	2,150,000
Sinclair Television Group Inc
8.375% due 10/15/18 ~	2,000,000	2,025,000
9.250% due 11/01/17 ~	3,000,000	3,232,500
Sirius XM Radio Inc 8.750% due 04/01/15 ~	2,000,000	2,135,000
Standard Pacific Corp
8.375% due 05/15/18	2,000,000	2,010,000
10.750% due 09/15/16	3,000,000	3,285,000
Starwood Hotels & Resorts Worldwide Inc
7.150% due 12/01/19	1,500,000	1,635,000
7.875% due 10/15/14	3,000,000	3,375,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
The Goodyear Tire & Rubber Co
8.250% due 08/15/20	$2,000,000	$2,115,000
10.500% due 05/15/16	3,000,000	3,412,500
The Interpublic Group of Cos Inc 10.000% due 07/15/17	2,500,000	2,931,250
The McClatchy Co 11.500% due 02/15/17	3,500,000	3,740,625
The Neiman Marcus Group Inc 9.000% due 10/15/15	3,500,000	3,653,125
The ServiceMaster Co 10.750% due 07/15/15 ~	5,400,000	5,778,000
Toys R Us Property Co II LLC 8.500% due 12/01/17 ~	8,500,000	9,031,250
Travelport LLC
9.875% due 09/01/14	3,000,000	3,101,250
11.875% due 09/01/16	1,500,000	1,612,500
TRW Automotive Inc 8.875% due 12/01/17 ~	3,000,000	3,300,000
Umbrella Acquisition Inc 9.750% due 03/15/15 ~	2,105,000	2,026,062
Virgin Media Finance PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	2,150,000
9.500% due 08/15/16	2,000,000	2,270,000
Wyndham Worldwide Corp 5.750% due 02/01/18	1,000,000	1,004,651
Wynn Las Vegas LLC
7.750% due 08/15/20 ~	1,000,000	1,060,000
7.875% due 11/01/17	4,000,000	4,310,000

		254,195,158

Consumer Staples - 3.4%

Constellation Brands Inc
7.250% due 09/01/16	2,000,000	2,137,500
7.250% due 05/15/17	2,000,000	2,142,500
Del Monte Corp 7.500% due 10/15/19	3,000,000	3,251,250
JBS Finance II Ltd (Brazil) 8.250% due 01/29/18 ~	3,000,000	3,108,750
Michael Foods Inc 9.750% due 07/15/18 ~	1,000,000	1,075,000
NBTY Inc 9.000% due 10/01/18 ~	500,000	527,500
New Albertsons Inc 7.450% due 08/01/29	3,000,000	2,445,000
Revlon Consumer Products Corp 9.750% due 11/15/15	4,000,000	4,220,000
Reynolds Group Issuer Inc
7.750% due 10/15/16 ~	2,000,000	2,045,000
8.500% due 05/15/18 ~	3,000,000	2,947,500
Rite Aid Corp
8.000% due 08/15/20 ~	1,000,000	1,020,000
9.500% due 06/15/17	1,500,000	1,267,500
Smithfield Foods Inc 7.750% due 05/15/13	2,500,000	2,596,875
Stater Brothers Holdings Inc 7.750% due 04/15/15	1,505,000	1,550,150
SUPERVALU Inc
7.500% due 11/15/14	3,000,000	3,030,000
8.000% due 05/01/16	6,000,000	6,075,000

		39,439,525

Energy - 9.7%

Antero Resources Finance Corp 9.375% due 12/01/17	2,000,000	2,135,000
Arch Coal Inc 8.750% due 08/01/16	4,000,000	4,430,000
Bumi Investment PTE Ltd (Indonesia) 10.750% due 10/06/17 ~	2,000,000	2,000,000
Chesapeake Energy Corp
6.625% due 08/15/20	2,000,000	2,100,000
6.875% due 08/15/18	4,000,000	4,210,000
Complete Production Services Inc 8.000% due 12/15/16	2,500,000	2,587,500
CONSOL Energy Inc
8.000% due 04/01/17 ~	4,000,000	4,350,000
8.250% due 04/01/20 ~	2,000,000	2,195,000
Crosstex Energy LP 8.875% due 02/15/18	5,500,000	5,788,750
Denbury Resources Inc 9.750% due 03/01/16	3,000,000	3,382,500
El Paso Corp
7.000% due 06/15/17	4,000,000	4,267,012
8.250% due 02/15/16	5,960,000	6,660,300
Exco Resources Inc 7.500% due 09/15/18	3,000,000	2,996,250
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	2,000,000	1,915,000
Forest Oil Corp
7.250% due 06/15/19	2,500,000	2,568,750
8.500% due 02/15/14	2,000,000	2,195,000
Harvest Operations Corp (Canada) 6.875% due 10/01/17 ~	1,000,000	1,027,500
Hilcorp Energy I LP 8.000% due 02/15/20 ~	4,000,000	4,130,000
Hornbeck Offshore Services Inc 8.000% due 09/01/17	3,000,000	2,943,750
Inergy LP 7.000% due 10/01/18 ~	1,500,000	1,545,000
International Coal Group Inc 9.125% due 04/01/18	2,500,000	2,675,000
Linn Energy LLC 7.750% due 02/01/21 ~	2,500,000	2,534,375
MarkWest Energy Partners LP 8.500% due 07/15/16	2,500,000	2,650,000
Massey Energy Co 6.875% due 12/15/13	2,500,000	2,575,000
OPTI Canada Inc (Canada)
8.250% due 12/15/14	2,000,000	1,530,000
9.000% due 12/15/12 ~	2,000,000	2,035,000
Petrohawk Energy Corp 7.250% due 08/15/18 ~	2,000,000	2,050,000
Petroplus Finance Ltd (Bermuda)
6.750% due 05/01/14 ~	2,000,000	1,840,000
9.375% due 09/15/19 ~	2,000,000	1,830,000
Plains Exploration & Production Co
7.750% due 06/15/15	1,500,000	1,580,625
8.625% due 10/15/19	3,000,000	3,292,500
10.000% due 03/01/16	4,000,000	4,580,000
Range Resources Corp 7.500% due 05/15/16	3,000,000	3,150,000
Sabine Pass LNG LP
7.250% due 11/30/13	2,000,000	1,940,000
7.500% due 11/30/16	3,500,000	3,211,250
SandRidge Energy Inc 8.625% due 04/01/15	3,000,000	3,015,000
Southern Star Central Corp 6.750% due 03/01/16	1,500,000	1,522,500
TNK-BP Finance SA (Luxembourg) 7.250% due 02/02/20 ~	2,000,000	2,192,500
Venoco Inc 11.500% due 10/01/17	3,000,000	3,187,500
Western Refining Inc 11.250% due 06/15/17 ~	2,000,000	1,890,000
Whiting Petroleum Corp 6.500% due 10/01/18	750,000	770,625

		113,479,187

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Financials - 12.9%

Ally Financial Inc 7.500% due 09/15/20 ~	$5,000,000	$5,350,000
American General Finance Corp
5.400% due 12/01/15	3,000,000	2,430,000
6.900% due 12/15/17	4,000,000	3,360,000
American International Group Inc 8.175% due 05/15/68 §	8,000,000	8,060,000
Arch Western Finance LLC 6.750% due 07/01/13	1,184,000	1,203,240
Bank of America Corp 8.000% § ±	4,500,000	4,648,324
CB Richard Ellis Services Inc 11.625% due 06/15/17	3,000,000	3,487,500
Chukchansi Economic Development Authority 4.123% due 11/15/12 § ~	1,000,000	580,000
CIT Group Inc
7.000% due 05/01/14	7,709,213	7,728,486
7.000% due 05/01/15	8,959,213	8,936,815
7.000% due 05/01/16	2,848,689	2,820,202
7.000% due 05/01/17	3,988,165	3,923,357
Citigroup Capital XXI 8.300% due 12/21/77 §	2,670,000	2,816,850
Developers Diversified Realty Corp
7.500% due 04/01/17	3,000,000	3,122,043
7.875% due 09/01/20	2,000,000	2,075,876
Fibria Overseas Finance Ltd (Cayman) 7.500% due 05/04/20 ~	2,500,000	2,665,625
First Data Corp
9.875% due 09/24/15	2,000,000	1,645,000
10.550% due 09/24/15	2,770,706	2,254,662
11.250% due 03/31/16	2,500,000	1,812,500
Ford Motor Credit Co LLC
6.625% due 08/15/17	3,000,000	3,200,946
7.000% due 10/01/13	3,000,000	3,220,806
8.000% due 06/01/14	3,000,000	3,284,223
8.700% due 10/01/14	9,000,000	10,108,890
General Motors Acceptance Corp
6.875% due 08/28/12	4,500,000	4,719,375
7.500% due 12/31/13	4,000,000	4,290,000
8.300% due 02/12/15 ~	10,000,000	10,925,000
GenOn Escrow Corp
9.500% due 10/15/18 ~	1,500,000	1,451,250
9.875% due 10/15/20 ~	1,500,000	1,440,000
Host Hotels & Resorts LP 9.000% due 05/15/17	2,500,000	2,803,125
iStar Financial Inc 5.150% due 03/01/12	3,000,000	2,580,000
Liberty Mutual Group Inc
7.800% due 03/15/37 ~	4,500,000	4,297,500
10.750% due 06/15/88 § ~	3,000,000	3,570,000
Lloyds Banking Group PLC (United Kingdom) 6.413% § ± ~	3,000,000	2,145,000
Nuveen Investments Inc 10.500% due 11/15/15	3,500,000	3,495,625
Omega Healthcare Investors Inc 6.750% due 10/15/22 ~	1,250,000	1,245,313
Pinafore LLC 9.000% due 10/01/18 ~	1,000,000	1,055,000
RBS Capital Trust I 4.709% § ±	1,716,000	1,248,390
RBS Capital Trust II 6.425% § ±	3,000,000	2,182,500
RBS Capital Trust III 5.512% § ±	2,000,000	1,455,000
RBS Global Inc/Rexnord LLC 8.500% due 05/01/18	1,500,000	1,531,875
Realogy Corp 12.375% due 04/15/15	3,500,000	2,782,500
Reckson Operating Partnership LP 7.750% due 03/15/20 ~	3,000,000	3,038,985
UHS Escrow Corp 7.000% due 10/01/18 ~	500,000	518,750
Ventas Realty LP 9.000% due 05/01/12	2,000,000	2,139,650
Zions Bancorp 5.650% due 05/15/14	3,000,000	2,978,109

		150,628,292

Health Care - 6.4%

American Renal Holdings 8.375% due 05/15/18 ~	2,545,000	2,634,075
Apria Healthcare Group Inc 12.375% due 11/01/14	2,000,000	2,235,000
Bausch & Lomb Inc 9.875% due 11/01/15	2,000,000	2,137,500
Biomet Inc 10.375% due 10/15/17	5,000,000	5,575,000
CHS/Community Health Systems Inc 8.875% due 07/15/15	4,750,000	5,058,750
DaVita Inc 7.250% due 03/15/15	1,500,000	1,564,688
Fresenius Medical Care Capital Trust IV 7.875% due 06/15/11	2,000,000	2,060,000
HCA Inc
7.250% due 09/15/20	1,500,000	1,612,500
8.500% due 04/15/19	2,500,000	2,800,000
9.250% due 11/15/16	14,750,000	16,003,750
HealthSouth Corp 10.750% due 06/15/16	3,500,000	3,854,375
inVentiv Health Inc 10.000% due 08/15/18 ~	1,000,000	996,250
LifePoint Hospitals Inc 6.625% due 10/01/20 ~	1,500,000	1,533,750
Multiplan Inc 9.875% due 09/01/18 ~	1,500,000	1,571,250
Mylan Inc
7.625% due 07/15/17 ~	2,000,000	2,137,500
7.875% due 07/15/20 ~	2,000,000	2,152,500
Phibro Animal Health Corp 9.250% due 07/01/18 ~	1,000,000	1,040,000
Rotech Healthcare Inc 10.750% due 10/15/15 ~	1,000,000	977,500
Select Medical Corp 7.625% due 02/01/15	2,000,000	1,962,500
Tenet Healthcare Corp
8.000% due 08/01/20 ~	1,500,000	1,500,000
9.000% due 05/01/15	2,250,000	2,458,125
9.250% due 02/01/15	3,000,000	3,236,250
US Oncology Inc 9.125% due 08/15/17	2,500,000	2,662,500
Valeant Pharmaceuticals International Inc
6.750% due 10/01/17 ~	1,000,000	1,022,500
7.000% due 10/01/20 ~	1,000,000	1,025,000
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	2,000,000	2,040,000
Warner Chilcott Co LLC (Ireland) 7.750% due 09/15/18 ~	3,000,000	3,097,500

		74,948,763

Industrials - 9.7%

Air Canada (Canada) 9.250% due 08/01/15 ~	3,000,000	3,045,000
Ashtead Capital Inc 9.000% due 08/15/16 ~	4,000,000	4,160,000
Avis Budget Car Rental LLC 9.625% due 03/15/18	2,500,000	2,656,250
BE Aerospace Inc 6.875% due 10/01/20	3,000,000	3,075,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	$6,000,000	$6,510,000
Casella Waste Systems Inc 11.000% due 07/15/14	1,500,000	1,650,000
Ceridian Corp 11.250% due 11/15/15	3,000,000	2,782,500
Continental Airlines Inc
6.750% due 09/15/15 ~	1,500,000	1,528,125
8.750% due 12/01/11	4,000,000	4,105,000
Delta Air Lines Inc
9.500% due 09/15/14 ~	3,144,000	3,426,960
12.250% due 03/15/15 ~	1,000,000	1,110,000
FTI Consulting Inc
6.750% due 10/01/20 ~	500,000	506,250
7.750% due 10/01/16	3,775,000	3,944,875
Goodman Global Group Inc 0.000% due 12/15/14	6,000,000	3,870,000
Hawker Beechcraft Acquisition Co LLC 8.500% due 04/01/15	2,000,000	1,552,500
International Lease Finance Corp
5.250% due 01/10/13	5,000,000	4,956,250
5.300% due 05/01/12	4,000,000	4,030,000
5.650% due 06/01/14	2,500,000	2,437,500
8.625% due 09/15/15 ~	4,500,000	4,826,250
Kansas City Southern de Mexico SA de CV (Mexico) 8.000% due 02/01/18 ~	3,000,000	3,240,000
L-3 Communications Corp 6.375% due 10/15/15	3,440,000	3,564,700
Masco Corp 7.750% due 08/01/29	3,000,000	2,943,309
McJunkin Red Man Corp 9.500% due 12/15/16 ~	2,000,000	1,770,000
Mobile Mini Inc
6.875% due 05/01/15	1,500,000	1,477,500
9.750% due 08/01/14	1,000,000	1,050,000
Navios Maritime Holdings Inc 8.875% due 11/01/17 ~	3,000,000	3,180,000
Ply Gem Industries Inc 11.750% due 06/15/13	1,000,000	1,075,000
RailAmerica Inc 9.250% due 07/01/17	2,000,000	2,202,500
RSC Equipment Rental Inc
9.500% due 12/01/14	3,500,000	3,644,375
10.000% due 07/15/17 ~	2,500,000	2,793,750
Spirit Aerosystems Inc 7.500% due 10/01/17	4,000,000	4,150,000
Terex Corp 8.000% due 11/15/17	2,000,000	2,012,500
The Hertz Corp
7.500% due 10/15/18 ~	4,500,000	4,522,500
8.875% due 01/01/14	2,000,000	2,062,500
Trimas Corp 9.750% due 12/15/17 ~	2,000,000	2,160,000
Triumph Group Inc 8.625% due 07/15/18	3,000,000	3,240,000
United Air Lines Inc 9.875% due 08/01/13 ~	2,000,000	2,180,000
United Air Lines Pass-Through Trust 9.750% due 01/15/17	1,903,451	2,098,555
United Rentals North America Inc 7.000% due 02/15/14	2,000,000	2,010,000
USG Corp 9.750% due 08/01/14 ~	2,000,000	2,095,000

		113,644,649

Information Technology - 3.0%

Advanced Micro Devices Inc 7.750% due 08/01/20 ~	2,000,000	2,075,000
Alion Science & Technology Corp 10.250% due 02/01/15	4,500,000	3,420,000
Fidelity National Information Services Inc
7.625% due 07/15/17 ~	4,000,000	4,290,000
7.875% due 07/15/20 ~	1,750,000	1,894,375
Freescale Semiconductor Inc
9.125% due 12/15/14	1,000,000	1,005,000
9.250% due 04/15/18 ~	4,000,000	4,180,000
10.750% due 08/01/20 ~	2,000,000	2,015,000
ManTech International Corp 7.250% due 04/15/18	1,000,000	1,042,500
NXP BV (Netherlands) 3.585% due 10/15/13 §	EUR 2,500,000	3,203,638
ProQuest LLC 9.000% due 10/15/18 ~	$500,000	510,000
SunGard Data Systems Inc
9.125% due 08/15/13	2,000,000	2,052,500
10.250% due 08/15/15	4,500,000	4,758,750
Unisys Corp 12.500% due 01/15/16	3,000,000	3,360,000
Wyle Services Corp 10.500% due 04/01/18 ~	2,000,000	1,990,000

		35,796,763

Materials - 9.5%

Berry Plastics Corp
8.875% due 09/15/14	1,000,000	972,500
10.250% due 03/01/16	3,000,000	2,805,000
Boise Paper Holdings LLC
8.000% due 04/01/20	2,500,000	2,600,000
9.000% due 11/01/17	2,000,000	2,155,000
Braskem Finance Ltd (Cayman) 7.000% due 05/07/20 ~	2,000,000	2,122,500
Building Materials Corp of America 6.875% due 08/15/18 ~	1,000,000	987,500
BWAY Holding Co 10.000% due 06/15/18 ~	1,500,000	1,631,250
Celanese US Holdings LLC 6.625% due 10/15/18 ~	1,000,000	1,025,000
CF Industries Inc 6.875% due 05/01/18	2,500,000	2,696,875
Crown Americas LLC 7.750% due 11/15/15	4,000,000	4,185,000
FMG Finance Property Ltd (Australia) 10.625% due 09/01/16 ~	2,500,000	3,090,625
Georgia Gulf Corp 9.000% due 01/15/17 ~	2,500,000	2,631,250
Georgia-Pacific LLC
7.000% due 01/15/15 ~	4,000,000	4,180,000
7.125% due 01/15/17 ~	3,165,000	3,366,769
8.000% due 01/15/24	2,500,000	2,818,750
Glatfelter Co 7.125% due 05/01/16	1,952,000	2,003,240
Graham Packaging Co LP
8.250% due 10/01/18 ~	2,000,000	2,042,500
9.875% due 10/15/14	1,500,000	1,563,750
Graphic Packaging International Inc
7.875% due 10/01/18	1,600,000	1,652,000
9.500% due 06/15/17	2,000,000	2,140,000
Hexion U.S. Finance Corp
8.875% due 02/01/18	3,500,000	3,447,500
9.750% due 11/15/14	2,000,000	2,090,000
Huntsman International LLC
5.500% due 06/30/16	4,000,000	3,850,000
8.625% due 03/15/21 ~	1,000,000	1,040,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Lyondell Chemical Co 11.000% due 05/01/18	$6,000,000	$6,667,500
Momentive Performance Materials Inc
9.750% due 12/01/14	4,000,000	4,120,000
11.500% due 12/01/16	1,500,000	1,507,500
NewPage Corp 10.000% due 05/01/12	3,500,000	1,806,875
Nova Chemicals Corp (Canada) 8.375% due 11/01/16	5,040,000	5,329,800
Novelis Inc (Canada) 11.500% due 02/15/15	2,000,000	2,295,000
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	4,000,000	4,325,000
Rhodia SA (France) 6.875% due 09/15/20 ~	520,000	533,000
Rock-Tenn Co
8.200% due 08/15/11	1,500,000	1,576,875
9.250% due 03/15/16	6,000,000	6,615,000
Ryerson Holding Corp 0.000% due 02/01/15 ~	3,000,000	1,365,000
Ryerson Inc 12.000% due 11/01/15	3,000,000	3,105,000
Silgan Holdings Inc 7.250% due 08/15/16	1,381,000	1,472,491
Steel Dynamics Inc
6.750% due 04/01/15	2,000,000	2,055,000
7.625% due 03/15/20 ~	3,500,000	3,648,750
Texas Industries Inc 9.250% due 08/15/20 ~	2,500,000	2,606,250
U.S. Steel Corp 7.375% due 04/01/20	2,000,000	2,095,000
Verso Paper Holdings LLC
9.125% due 08/01/14	2,000,000	2,015,000
11.375% due 08/01/16	1,000,000	903,750

		111,139,800

Telecommunication Services - 12.5%

Axtel SAB de CV (Mexico) 9.000% due 09/22/19 ~	3,000,000	2,782,500
Cincinnati Bell Inc 8.750% due 03/15/18	4,000,000	3,920,000
Clearwire Communications LLC 12.000% due 12/01/15 ~	7,500,000	8,137,500
Cricket Communications Inc 7.750% due 05/15/16	3,000,000	3,198,750
Digicel Group Ltd (Bermuda)
8.875% due 01/15/15 ~	1,500,000	1,537,500
10.500% due 04/15/18 ~	1,600,000	1,764,000
Digicel Ltd (Bermuda) 8.250% due 09/01/17 ~	2,000,000	2,110,000
Frontier Communications Corp
6.625% due 03/15/15	2,500,000	2,593,750
8.250% due 04/15/17	6,500,000	7,141,875
8.500% due 04/15/20	4,000,000	4,435,000
8.750% due 04/15/22	2,000,000	2,210,000
Intelsat Bermuda SA (Luxembourg)
11.250% due 02/04/17	8,000,000	8,610,000
11.500% due 02/04/17	11,531,250	12,554,648
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 10/15/20 ~	3,000,000	3,030,000
9.250% due 06/15/16 Δ	1,000,000	1,067,500
Intelsat Subsidiary Holding SA (Bermuda) 8.875% due 01/15/15 ~	2,500,000	2,587,500
Level 3 Financing Inc 9.250% due 11/01/14	3,000,000	2,835,000
MetroPCS Wireless Inc
7.875% due 09/01/18	3,000,000	3,105,000
9.250% due 11/01/14	3,500,000	3,683,750
Nextel Communications Inc
5.950% due 03/15/14	9,000,000	9,000,000
6.875% due 10/31/13	8,365,000	8,459,106
Qwest Communications International Inc
7.500% due 02/15/14	4,475,000	4,586,875
8.000% due 10/01/15	8,000,000	8,700,000
Qwest Corp
7.125% due 11/15/43	7,500,000	7,331,250
7.500% due 06/15/23	2,500,000	2,525,000
Sable International Finance Ltd (Cayman) 7.750% due 02/15/17 ~	2,500,000	2,650,000
SBA Telecommunications Inc 8.000% due 08/15/16	5,500,000	5,940,000
Sprint Nextel Corp 6.000% due 12/01/16	6,500,000	6,451,250
Valor Telecommunications Enterprises Finance Corp 7.750% due 02/15/15	2,500,000	2,588,888
West Corp
8.625% due 10/01/18 ~	1,000,000	1,000,000
9.500% due 10/15/14	2,000,000	2,102,500
11.000% due 10/15/16	2,000,000	2,135,000
Windstream Corp
7.875% due 11/01/17	2,500,000	2,618,750
8.125% due 09/01/18 ~	2,500,000	2,600,000

		145,992,892

Utilities - 5.3%

Calpine Corp 7.875% due 07/31/20 ~	3,000,000	3,097,500
Dynegy Holdings Inc
7.500% due 06/01/15 ~	2,000,000	1,575,000
7.625% due 10/15/26	4,700,000	2,855,250
Edison Mission Energy
7.200% due 05/15/19	4,000,000	2,850,000
7.750% due 06/15/16	2,000,000	1,575,000
Energy Future Holdings Corp 10.875% due 11/01/17	1,179,000	713,295
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	3,078,000	3,069,659
Foresight Energy LLC 9.625% due 08/15/17 ~	4,000,000	4,140,000
Ipalco Enterprises Inc 7.250% due 04/01/16 ~	2,450,000	2,646,000
Midwest Generation LLC 8.560% due 01/02/16	1,388,371	1,372,752
Mirant Americas Generation LLC 9.125% due 05/01/31	2,000,000	1,905,000
North American Energy Alliance LLC 10.875% due 06/01/16 ~	1,000,000	1,097,500
NRG Energy Inc
7.250% due 02/01/14	2,500,000	2,571,875
7.375% due 02/01/16	6,500,000	6,703,125
RRI Energy Inc 7.875% due 06/15/17	2,000,000	1,875,000
Suburban Propane Partners LP 7.375% due 03/15/20	2,000,000	2,135,000
Texas Competitive Electric Holdings Co LLC 10.250% due 11/01/15	5,000,000	3,300,000
The AES Corp
7.750% due 03/01/14	5,000,000	5,375,000
9.750% due 04/15/16	2,500,000	2,887,500
Wind Acquisition Finance SA (Luxembourg) 11.750% due 07/15/17 ~	2,500,000	2,814,063
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	7,357,291	7,918,284

		62,476,803

Total Corporate Bonds & Notes
(Cost $1,023,920,065)		1,101,741,832

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES - 0.9%

Energy - 0.4%

Chesapeake Energy Corp 2.500% due 05/15/37	$2,000,000	$1,750,000
Peabody Energy Corp 4.750% due 12/15/41	3,000,000	3,360,000

		5,110,000

Telecommunication Services - 0.5%

Leap Wireless International Inc 4.500% due 07/15/14	2,500,000	2,234,375
SBA Communications Corp 1.875% due 05/01/13	3,000,000	3,382,500

		5,616,875

Total Convertible Corporate Bonds & Notes
(Cost $9,761,041)		10,726,875

SENIOR LOAN NOTES - 1.2%

Consumer Discretionary - 0.4%

Ford Motor Co Term B1 3.030% due 12/16/13 §	1,637,735	1,608,564
Newsday LLC (Fixed Rate Term Loan) 10.500% due 08/01/13 §	2,500,000	2,670,312

		4,278,876

Financials - 0.2%

First Data Corp Term B1
3.006% due 09/24/14 §	2,389,216	2,109,081

Industrials - 0.3%

Delos Aircraft Inc Term B2
due 03/17/16 § ¥ Δ	4,000,000	4,062,856

Utilities - 0.3%

Texas Competitive Electric Holdings Co LLC (Delayed Draw Term Loan)
3.758% due 10/10/14 §	3,960,000	3,062,676

Total Senior Loan Notes
(Cost $12,956,546)		13,513,489

SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $46,193,278; collateralized by Federal Home Loan Bank: 0.785% due 11/25/11 and value $47,120,775)	46,193,265	46,193,265

Total Short-Term Investment
(Cost $46,193,265)		46,193,265

TOTAL INVESTMENTS - 100.4%
(Cost $1,095,830,917)		1,175,471,461

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(4,207,210)

NET ASSETS - 100.0%		$1,171,264,251

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $2,580,000 or 0.2% of the net assets were in default as of September 30, 2010.

(c)	As of September 30, 2010, 0.4% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$3,016,000	$3,016,000	$-	$-
	Common Stocks (1)	280,000	-	280,000	-
	Corporate Bonds & Notes	1,101,741,832	-	1,101,741,832	-
	Convertible Corporate Bonds & Notes	10,726,875	-	10,726,875	-
	Senior Loan Notes	13,513,489	-	13,513,489	-
	Short-Term Investment	46,193,265	-	46,193,265	-

	Total	$1,175,471,461	$3,016,000	$1,172,455,461	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended September 30, 2010:

								Change in Net
								Unrealized
								Appreciation
								(Depreciation)
					Total Change			on Level 3
					in Net	Transfers		Holdings
	Value,	Net	Accrued	Total Net	Unrealized	In and/or		Held at the End
	Beginning	Purchases	Discounts	Realized Gains	Appreciation	Out of	Value,	of Period,
	of Period	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable
Common Stocks (1)	$340,000	$-	$-	$-	($60,000)	($280,000)	$-	$-
Corporate Bonds & Notes	2,865,300	(2,966,250)	773	10,065	90,112	-	-	-

	$3,205,300	($2,966,250)	$773	$10,065	$30,112	($280,000)	$-	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	3,200	$3,219,200

Total Convertible Preferred Stocks
(Cost $3,200,000)		3,219,200

	Principal
	Amount
CORPORATE BONDS & NOTES - 30.7%

Consumer Discretionary - 0.7%

Centex Corp 5.700% due 05/15/14	$3,500,000	3,605,000
DISH DBS Corp 7.000% due 10/01/13	9,000,000	9,596,250
Limited Brands Inc 6.900% due 07/15/17	1,000,000	1,065,000
Macy’s Retail Holdings Inc
5.875% due 01/15/13	2,000,000	2,130,000
7.450% due 07/15/17	1,000,000	1,122,500
Starwood Hotels & Resorts Worldwide Inc
6.250% due 02/15/13	3,000,000	3,206,250
6.750% due 05/15/18	3,900,000	4,212,000
7.875% due 05/01/12	5,500,000	5,926,250

		30,863,250

Consumer Staples - 0.3%

Cadbury Schweppes US Finance LLC 5.125% due 10/01/13 ~	6,200,000	6,786,570
UST Inc 6.625% due 07/15/12	8,900,000	9,666,165

		16,452,735

Energy - 0.1%

BP Capital Markets PLC (United Kingdom) 0.423% due 04/11/11 §	800,000	797,583
Gaz Capital SA (Russia) 7.343% due 04/11/13 ~	1,200,000	1,314,000
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	3,700,000	3,663,914

		5,775,497

Financials - 27.2%

Achmea Hypotheekbank NV (Netherlands) 3.200% due 11/03/14 ~	15,000,000	15,965,055
American Express Co 7.250% due 05/20/14	3,500,000	4,108,584
American Express Credit Corp 0.376% due 02/24/12 §	5,550,000	5,515,179
American International Group Inc
4.700% due 10/01/10	1,100,000	1,100,000
5.600% due 10/18/16	800,000	820,000
8.175% due 05/15/58 §	7,900,000	7,959,250
8.250% due 08/15/18	4,900,000	5,733,000
8.625% due 05/22/38 § ~	GBP 1,400,000	2,100,293
ANZ National International Ltd (New Zealand) 0.792% due 08/19/14 § ~	$10,000,000	10,085,550
Banco Mercantil del Norte SA (Mexico) 4.375% due 07/19/15 ~	1,200,000	1,205,161
Bank of America Corp 0.826% due 06/11/12 §	GBP 2,500,000	3,827,009
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	$19,700,000	20,764,312
Bank of Scotland PLC (United Kingdom) 4.880% due 04/15/11 ~ Δ	6,300,000	6,441,964
Barclays Bank PLC ‘NY’ (United Kingdom) 1.392% due 12/16/11 §	59,800,000	59,814,591
BPCE SA (France) 2.375% due 10/04/13 ~ Δ	3,262,000	3,279,479
BRFkredit AS (Denmark) 0.776% due 04/15/13 § ~	1,900,000	1,900,933
Caelus Re Ltd (Cayman) 6.549% due 06/07/11 § ~ Δ	1,200,000	1,213,519
CIT Group Inc
7.000% due 05/01/13	106,773	107,841
7.000% due 05/01/14	160,161	160,561
7.000% due 05/01/15	160,161	159,761
7.000% due 05/01/16	266,936	264,267
7.000% due 05/01/17	373,711	367,638
Citibank NA
0.376% due 11/15/12 §	5,000,000	5,012,500
1.375% due 08/10/11	1,000,000	1,009,566
Citigroup Inc
2.384% due 08/13/13 §	11,690,000	11,781,977
5.250% due 02/27/12	6,700,000	7,040,635
5.300% due 10/17/12	48,100,000	51,277,005
6.000% due 12/13/13	5,600,000	6,144,970
Commonwealth Bank of Australia (Australia)
0.572% due 09/17/14 § ~	8,100,000	8,081,216
0.789% due 06/25/14 § ~	18,500,000	18,608,521
0.948% due 07/12/13 § ~	69,400,000	69,593,418
Countrywide Financial Corp
0.858% due 05/07/12 §	4,000,000	3,968,024
5.800% due 06/07/12	13,612,000	14,466,330
DanFin Funding Ltd (Ireland) 1.226% due 07/16/13 § ~	7,400,000	7,396,455
Dexia Credit Local SA (France)
0.940% due 09/23/11 § ~	7,300,000	7,328,054
0.961% due 04/29/14 § ~	68,400,000	68,185,361
Dexia Credit Local SA ‘NY’ (France) 0.693% due 03/05/13 § ~	9,450,000	9,421,943
Ford Motor Credit Co LLC
7.000% due 10/01/13	1,100,000	1,180,962
7.250% due 10/25/11	10,800,000	11,340,140
7.800% due 06/01/12	2,200,000	2,340,765
Foundation Re II Ltd (Cayman) 7.119% due 11/26/10 § ~ Δ	2,600,000	2,606,500
General Electric Capital Corp
0.292% due 09/21/12 §	61,500,000	61,572,078
0.292% due 12/21/12 §	42,400,000	42,446,640
0.467% due 06/01/12 §	96,100,000	96,473,637
General Motors Acceptance Corp
6.875% due 09/15/11	3,000,000	3,108,750
6.875% due 08/28/12	10,600,000	11,044,871
7.000% due 02/01/12	9,300,000	9,706,875
Genworth Financial Inc 6.515% due 05/22/18	3,000,000	3,063,678
Green Valley Ltd (Cayman) 4.410% due 01/10/11 § ~ Δ	EUR 2,100,000	2,848,938
HCP Inc 6.700% due 01/30/18	$3,000,000	3,306,060
HSBC Finance Corp
0.628% due 08/09/11 §	6,600,000	6,593,565
0.768% due 04/24/12 §	789,000	782,899
0.875% due 07/19/12 §	7,500,000	7,429,687
6.750% due 05/15/11	450,000	465,938
ING Bank Australia Ltd (Australia) 5.480% due 06/24/14 §	AUD 2,000,000	1,943,592
ING Bank NV (Netherlands)
1.089% due 03/30/12 § ~	$49,200,000	49,047,972
1.157% due 01/13/12 § ~	6,500,000	6,497,472

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
LeasePlan Corp NV (Netherlands) 3.000% due 05/07/12 ~	$9,800,000	$10,129,731
Lehman Brothers Holdings Inc
2.520% due 11/24/08 § Ψ	900,000	199,125
2.851% due 12/23/08 § Ψ	3,600,000	796,500
5.259% due 06/12/13 § Ψ	EUR 4,210,000	1,341,558
6.200% due 09/26/14 Ψ	$1,900,000	429,875
6.875% due 05/02/18 Ψ	7,000,000	1,680,000
7.000% due 09/27/27 Ψ	1,700,000	384,625
Liberty Mutual Group Inc 5.750% due 03/15/14 ~	3,600,000	3,788,406
Marsh & McLennan Cos Inc 5.750% due 09/15/15	6,000,000	6,646,692
Merrill Lynch & Co Inc
0.523% due 06/05/12 §	3,000,000	2,956,212
0.666% due 11/01/11 §	10,065,000	10,031,484
0.901% due 02/21/12 §	GBP 700,000	1,073,376
1.079% due 02/16/12 §	EUR 5,000,000	6,660,255
1.179% due 08/09/13 §	1,600,000	2,078,931
1.628% due 09/27/12 §	2,000,000	2,640,387
5.450% due 02/05/13	$9,000,000	9,671,661
Metropolitan Life Global Funding I 1.417% due 09/17/12 § ~	22,600,000	23,027,637
Morgan Stanley
0.780% due 01/09/12 §	1,300,000	1,292,630
0.830% due 01/09/14 §	3,200,000	3,027,091
1.218% due 03/01/13 §	EUR 600,000	778,940
2.876% due 05/14/13 §	$29,656,000	30,244,998
National Australia Bank Ltd (Australia) 1.031% due 07/08/14 § ~	125,700,000	126,962,279
NIBC Bank NV (Netherlands) 2.800% due 12/02/14 ~	48,100,000	50,244,538
Santander US Debt SA Unipersonal (Spain) 1.089% due 03/30/12 § ~	41,700,000	41,138,676
SLM Corp
0.492% due 03/15/11 §	5,000,000	4,959,595
2.553% due 03/15/12 §	223,000	213,730
3.103% due 02/01/14 §	1,055,000	913,999
3.173% due 01/31/14 §	2,472,000	2,143,298
3.178% due 11/21/13 §	300,000	264,669
3.503% due 12/15/13 §	200,000	171,584
8.450% due 06/15/18	2,912,000	2,945,092
Svenska Handelsbanken AB (Sweden) 1.292% due 09/14/12 § ~	18,600,000	18,682,417
The Bear Stearns Cos Inc 6.950% due 08/10/12	7,340,000	8,116,917
The Goldman Sachs Group Inc
0.604% due 02/06/12 §	10,000,000	9,939,860
0.740% due 03/22/16 §	18,500,000	17,126,504
1.199% due 11/15/14 §	EUR 400,000	509,470
The Royal Bank of Scotland Group PLC (United Kingdom)
1.406% due 04/23/12 §	$1,800,000	1,815,581
1.450% due 10/20/11 ~	52,000,000	52,396,968
2.759% due 08/23/13 §	8,300,000	8,474,682
3.000% due 12/09/11 ~	4,800,000	4,929,067
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 7.700% due 08/07/13 ~	7,500,000	8,292,345
UBS AG (Switzerland) 2.250% due 08/12/13	30,000,000	30,326,850
Vita Capital III Ltd (Cayman) 1.410% due 01/01/12 § ~ Δ	2,400,000	2,379,600
Wachovia Corp 0.636% due 04/23/12 §	2,100,000	2,092,131
Westpac Banking Corp (Australia)
0.573% due 09/10/14 § ~	2,900,000	2,906,818
3.585% due 08/14/14 ~	6,700,000	7,202,118
Westpac Securities NZ Ltd (New Zealand) 2.500% due 05/25/12 ~	7,800,000	7,986,436

		1,298,026,279

Health Care - 0.0%

Cardinal Health Inc
6.000% due 06/15/17	1,000,000	1,145,167

Industrials - 1.1%

Con-way Inc 7.250% due 01/15/18	7,000,000	7,798,840
International Lease Finance Corp
0.620% due 07/01/11 §	3,290,000	3,177,413
5.625% due 09/20/13	3,400,000	3,353,250
6.500% due 09/01/14 ~	2,900,000	3,124,750
6.625% due 11/15/13	3,200,000	3,224,000
6.750% due 09/01/16 ~	2,500,000	2,687,500
7.125% due 09/01/18 ~	5,100,000	5,520,750
Masco Corp 6.125% due 10/03/16	5,300,000	5,397,446
PACCAR Inc 1.466% due 09/14/12 §	15,700,000	16,020,013
RACERS CLO 0.479% due 07/25/17 § ~ Δ	3,000,000	2,920,901

		53,224,863

Materials - 0.7%

Alcoa Inc 6.750% due 07/15/18	2,000,000	2,158,526
Rexam PLC (United Kingdom) 6.750% due 06/01/13 ~	4,200,000	4,558,592
Temple-Inland Inc 6.875% due 01/15/18	4,000,000	4,287,908
The Dow Chemical Co
2.668% due 08/08/11 §	11,565,000	11,707,168
4.625% due 05/27/11	EUR 2,300,000	3,178,184
4.850% due 08/15/12	$4,300,000	4,552,513
Xstrata Canada Corp (Canada) 7.350% due 06/05/12	3,700,000	4,031,509

		34,474,400

Telecommunication Services - 0.5%

Embarq Corp 6.738% due 06/01/13	5,000,000	5,478,760
Verizon Wireless Capital LLC
2.945% due 05/20/11 §	5,415,000	5,506,188
3.750% due 05/20/11	12,200,000	12,443,500

		23,428,448

Utilities - 0.1%

Indianapolis Power & Light Co 6.300% due 07/01/13 ~	500,000	556,864
Ohio Power Co 5.300% due 11/01/10	2,250,000	2,257,151

		2,814,015

Total Corporate Bonds & Notes
(Cost $1,446,734,470)		1,466,204,654

SENIOR LOAN NOTES - 0.1%

Consumer Discretionary - 0.1%

Ford Motor Co Term B1
3.030% due 12/16/13 §	3,611,562	3,547,233

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value

Telecommunication Services - 0.0%

Vodafone American Finance (PIK Pay Term Loan)
6.875% due 08/11/15 § Δ	$2,500,000	$2,473,500

Total Senior Loan Notes
(Cost $5,941,542)		6,020,733

MORTGAGE-BACKED SECURITIES - 10.9%

Collateralized Mortgage Obligations - Commercial - 3.3%

Banc of America Commercial Mortgage Inc
5.414% due 09/10/47 "	2,500,000	2,668,106
5.658% due 06/10/49 " §	2,900,000	2,998,271
5.740% due 05/10/45 " §	1,400,000	1,537,680
5.741% due 02/10/51 " §	2,900,000	3,124,211
5.889% due 07/10/44 " §	11,015,000	11,745,367
Banc of America Large Loan Inc
0.767% due 08/15/29 " § ~	16,463,672	15,154,204
5.621% due 06/24/50 " § ~ Δ	1,600,000	1,765,979
Bear Stearns Commercial Mortgage Securities
0.000% due 05/18/11 " ~	6,400,000	6,291,470
6.440% due 06/16/30 "	2,027	2,027
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.886% due 11/15/44 " §	900,000	974,345
Credit Suisse Mortgage Capital Certificates
5.378% due 09/18/39 " § ~ Δ	3,200,000	3,486,044
5.467% due 09/16/39 " ~	3,700,000	4,044,002
5.721% due 06/15/39 " §	4,140,000	4,135,254
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 "	1,756,579	1,788,588
4.706% due 05/10/43 "	190,558	190,485
GMAC Commercial Mortgage Securities Inc 5.238% due 11/10/45 " §	10,000,000	10,778,353
Greenwich Capital Commercial Funding Corp 5.444% due 03/10/39 "	11,815,000	12,474,252
GS Mortgage Securities Corp II
0.348% due 03/06/20 " § ~	5,233,462	5,083,213
0.388% due 03/06/20 " § ~	2,500,000	2,388,773
4.592% due 08/10/43 " ~	13,025,000	14,002,891
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 "	1,590,000	1,656,363
5.429% due 12/12/43 "	1,650,000	1,759,894
5.794% due 02/12/51 " §	4,000,000	4,310,504
LB-UBS Commercial Mortgage Trust 5.424% due 02/15/40 "	420,000	443,182
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	734,544
Morgan Stanley Capital I
0.318% due 10/15/20 " § ~	5,694,980	5,265,563
6.075% due 06/11/49 " §	3,200,000	3,428,478
Morgan Stanley Dean Witter Capital I 7.414% due 03/11/16 " § ~	2,000,000	2,056,423
RBSCF Trust
5.695% due 09/16/40 " § ~ Δ	4,000,000	4,290,603
6.014% due 12/16/49 " § ~ Δ	400,000	441,094
Vornado DP LLC 4.004% due 09/13/28 " ~ Δ	3,700,000	3,812,598
Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/20 " § ~	15,228,471	13,398,047
0.347% due 09/15/21 " § ~	10,967,008	10,188,046

		156,418,854

Collateralized Mortgage Obligations - Residential - 7.0%

American General Mortgage Loan Trust 5.150% due 03/25/58 " § ~	13,846,772	14,248,447
American Home Mortgage Assets 1.070% due 02/25/47 " §	6,581,373	3,338,474
American Home Mortgage Investment Trust 1.963% due 09/25/45 " §	3,160,492	2,797,671
Arkle Master Issuer PLC (United Kingdom) 1.519% due 05/17/60 " § ~	12,800,000	12,765,338
Arran Residential Mortgages Funding PLC (United Kingdom) 2.203% due 05/16/47 " § ~ Δ	EUR 2,300,000	3,131,260
Banc of America Funding Corp 5.939% due 01/20/47 " §	$3,977,380	2,943,862
Banc of America Mortgage Securities Inc
2.866% due 06/25/35 " §	1,175,578	1,012,201
3.081% due 08/25/35 " §	996,631	837,965
5.193% due 11/25/34 " §	328,521	310,823
Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/35 " §	1,962,802	1,885,234
2.560% due 08/25/35 " §	2,635,061	2,499,644
2.934% due 03/25/35 " §	1,976,446	1,899,239
3.118% due 03/25/35 " §	2,308,327	1,903,967
3.350% due 02/25/34 " §	3,544,783	3,025,517
5.007% due 01/25/35 " §	1,401,510	1,412,982
Bear Stearns Alt-A Trust
2.984% due 09/25/35 " §	20,313,545	15,442,570
5.011% due 01/25/36 " §	5,140,999	3,072,377
Bear Stearns Structured Products Inc
3.013% due 01/26/36 " §	17,845,699	12,382,310
5.436% due 12/26/46 " §	8,142,176	5,814,410
Chase Mortgage Finance Corp 2.904% due 02/25/37 " §	457,244	430,892
ChaseFlex Trust 6.000% due 02/25/37 "	1,000,000	793,545
Chevy Chase Mortgage Funding Corp 0.386% due 05/25/48 " § ~	301,813	112,492
Citigroup Mortgage Loan Trust Inc
0.326% due 01/25/37 " § ~	757,555	493,527
2.510% due 08/25/35 " §	1,945,530	1,834,071
2.560% due 08/25/35 " §	1,791,631	1,673,025
2.650% due 10/25/35 " §	2,411,582	2,043,958
2.650% due 12/25/35 " §	268,345	243,904
2.917% due 08/25/35 " §	2,493,836	1,318,087
5.864% due 09/25/37 " §	218,174	160,040
Countrywide Alternative Loan Trust
0.466% due 07/25/46 " §	2,555,265	1,431,883
0.536% due 12/25/35 " §	166,508	116,612
5.500% due 06/25/35 "	2,200,000	1,791,839
6.000% due 01/25/37 "	2,288,539	1,609,542
Countrywide Home Loan Mortgage Pass-Through Trust
0.576% due 03/25/35 " §	185,354	110,043
0.596% due 06/25/35 " § ~	1,650,692	1,409,003
2.971% due 11/19/33 " §	280,596	275,662
2.985% due 08/25/34 " §	119,549	86,504
Deutsche ALT-A Securities Inc Alternate Loan Trust
0.346% due 08/25/37 " §	335,342	335,011
0.356% due 10/25/36 " §	128,425	52,020
Fannie Mae
0.316% due 12/25/36 - 07/25/37 " §	6,090,016	6,096,627
0.406% due 08/25/34 " §	752,027	719,401

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
0.456% due 10/27/37 " §	$24,200,000	$24,163,269
0.606% due 07/25/37 - 05/25/42 " §	833,864	834,920
2.698% due 05/25/35 " §	3,479,404	3,695,809
5.950% due 02/25/44 "	810,819	883,285
First Horizon Alternative Mortgage Securities
2.285% due 06/25/34 " §	1,659,565	1,462,430
2.545% due 09/25/34 " §	922,271	830,678
First Horizon Asset Securities Inc
2.838% due 07/25/33 " §	513,227	502,568
2.923% due 08/25/35 " §	2,789,959	2,691,098
Freddie Mac
0.407% due 10/15/20 " §	12,023,992	11,985,610
0.487% due 02/15/19 " §	25,480,120	25,471,288
0.607% due 12/15/30 " §	399,729	399,856
4.500% due 02/15/17 "	968,479	985,453
5.500% due 03/15/17 "	2,042,446	2,102,351
Freddie Mac Structured Pass-Through Securities 1.586% due 10/25/44 - 02/25/45 " §	22,735,405	23,500,498
Gracechurch Mortgage Financing PLC (United Kingdom) 0.425% due 11/20/56 " § ~ Δ	1,045,212	1,026,889
Granite Master Issuer PLC (United Kingdom)
0.297% due 12/20/54 " §	4,186,986	3,910,645
0.347% due 12/20/54 " §	934,681	872,992
0.357% due 12/20/54 " §	1,109,933	1,036,677
Greenpoint Mortgage Funding Trust
0.476% due 06/25/45 " §	1,857,496	1,230,635
0.526% due 11/25/45 " §	969,237	577,541
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	710,821	704,217
GSR Mortgage Loan Trust
2.923% due 09/25/35 " §	3,421,037	3,281,161
2.942% due 05/25/35 " §	3,230,223	2,732,243
3.333% due 01/25/35 " §	1,659,242	1,422,992
4.923% due 01/25/36 " §	6,273,272	4,966,047
Harborview Mortgage Loan Trust
0.457% due 09/19/46 " §	3,478,622	1,996,033
0.497% due 03/19/36 " §	6,649,188	3,883,960
Impac CMB Trust 1.256% due 07/25/33 " §	463,587	319,854
Imperial Savings Association 6.577% due 02/25/18 " §	2,509	2,503
IndyMac Index Mortgage Loan Trust
0.466% due 05/25/46 " §	1,670,586	948,897
0.496% due 07/25/35 " §	670,967	425,915
2.767% due 12/25/34 " §	2,492,517	1,876,435
JPMorgan Mortgage Trust
3.012% due 07/25/35 " §	1,413,149	1,340,791
3.106% due 08/25/35 " §	1,370,716	1,188,218
3.152% due 08/25/35 " §	1,733,187	1,533,422
5.419% due 09/25/35 " §	517,315	495,065
5.570% due 07/27/37 " § ~	2,162,498	1,916,032
MASTR Adjustable Rate Mortgages Trust
2.375% due 12/25/33 " §	4,489,929	4,031,059
2.903% due 11/21/34 " §	3,587,808	3,437,060
Mellon Residential Funding Corp
0.607% due 11/15/31 " §	1,693,315	1,608,158
0.697% due 12/15/30 " §	1,002,311	946,290
Merrill Lynch Mortgage Investors Inc
2.570% due 02/25/33 " §	2,987,374	2,872,327
2.852% due 02/25/34 " §	5,351,890	5,171,927
5.430% due 12/25/35 " §	902,752	836,425
5.928% due 03/25/36 " §	9,504,092	6,440,167
MLCC Mortgage Investors Inc
0.506% due 11/25/35 " §	1,562,667	1,317,377
1.259% due 10/25/35 " §	1,998,925	1,720,421
5.954% due 06/25/37 " §	2,317,975	2,166,417
Provident Funding Mortgage Loan Trust 2.770% due 08/25/33 " §	3,202,271	3,048,074
Residential Accredit Loans Inc 0.556% due 08/25/35 " §	717,917	459,019
Ryland Mortgage Securities Corp 4.430% due 10/01/27 "	37,957	30,934
Securitized Asset Sales Inc 2.782% due 11/26/23 " §	21,399	20,857
Sequoia Mortgage Trust 0.607% due 10/19/26 " §	998,421	858,793
Structured Adjustable Rate Mortgage Loan Trust
1.742% due 01/25/35 " §	693,101	384,595
2.695% due 08/25/35 " §	1,510,389	1,231,620
2.783% due 02/25/34 " §	1,339,822	1,288,165
Structured Asset Mortgage Investments Inc
0.356% due 09/25/47 " §	498,304	497,181
0.386% due 03/25/37 " §	214,534	124,415
0.476% due 05/25/36 " §	1,423,608	811,108
0.507% due 07/19/35 " §	1,296,208	856,940
0.536% due 02/25/36 " §	1,675,842	1,038,342
0.587% due 10/19/34 " §	678,717	615,276
Structured Asset Securities Corp
0.306% due 05/25/36 " §	22,661	22,313
2.256% due 01/25/32 " §	20,437	18,084
2.842% due 10/25/35 " § ~	625,876	504,119
Swan (Australia) 5.960% due 04/25/41 " §	AUD 1,734,807	1,684,367
TBW Mortgage-Backed Pass-Through Certificates 0.366% due 01/25/37 " §	$214,269	197,095
Thornburg Mortgage Securities Trust 0.376% due 10/25/46 " §	3,348,448	3,322,145
Washington Mutual Mortgage Pass-Through Certificates
0.516% due 11/25/45 " §	1,026,209	841,733
0.546% due 10/25/45 " §	6,381,514	5,197,344
0.796% due 12/25/27 " § ~	499,451	450,276
1.140% due 05/25/47 " §	2,356,579	1,515,849
1.370% due 02/25/46 " §	1,001,748	748,257
1.370% due 08/25/46 " §	19,432,779	12,239,959
1.570% due 11/25/42 " §	134,935	117,615
2.700% due 06/25/33 " §	1,766,702	1,698,371
2.771% due 09/25/35 " §	2,900,000	2,486,321
3.003% due 02/27/34 " §	1,172,043	1,167,495
3.253% due 11/25/46 " §	674,937	472,050
5.259% due 12/25/35 " §	2,233,436	2,043,532
Wells Fargo Mortgage-Backed Securities Trust
2.911% due 09/25/34 " §	847,615	863,965
2.961% due 11/25/34 " §	550,973	559,130
4.986% due 12/25/34 " §	1,619,180	1,594,565
5.442% due 07/25/36 " §	6,840,309	5,548,554
5.679% due 04/25/36 " §	1,000,000	926,729

		337,093,071

Fannie Mae - 0.4%

1.586% due 11/01/42 - 10/01/44 " §	870,272	867,512
2.630% due 12/01/34 " §	310,979	321,489
2.640% due 01/01/25 " §	70,942	74,396
2.683% due 12/01/22 " §	23,952	25,077
2.753% due 11/01/34 " §	7,957,881	8,346,949
2.789% due 05/01/35 " §	88,664	93,081
2.790% due 11/01/35 " §	315,264	327,694
3.075% due 08/01/17 " §	393,543	398,927

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
3.489% due 03/01/18 " §	$261,407	$270,658
3.591% due 07/01/26 " §	23,622	24,363
4.737% due 03/01/35 " §	752,005	786,929
4.860% due 03/01/35 " §	70,736	74,218
4.866% due 04/01/35 " §	1,084,770	1,140,818
4.903% due 03/01/35 " §	284,614	297,699
4.991% due 08/01/24 " §	27,439	28,101
5.000% due 03/01/24 " §	3,629	3,716
5.160% due 10/01/35 " §	711,850	758,189
5.222% due 09/01/35 " §	678,280	724,995
5.332% due 11/01/35 " §	1,070,070	1,143,793
5.373% due 01/01/36 " §	1,191,926	1,272,860
5.533% due 03/01/36 " §	704,740	754,965
5.568% due 02/01/36 " §	103,255	108,848

		17,845,277

Freddie Mac - 0.2%

2.631% due 01/01/34 " §	628,067	653,041
2.913% due 08/01/35 " §	50,684	53,139
5.089% due 10/01/35 " §	509,016	541,551
5.699% due 03/01/36 " §	519,174	557,812
6.320% due 09/01/36 " §	3,586,859	3,795,594
6.646% due 07/01/36 " §	5,097,396	5,422,253

		11,023,390

Government National Mortgage Association - 0.0%

3.125% due 10/20/24 - 12/20/26 " §	69,123	71,330
3.375% due 05/20/23 - 01/20/27 " §	122,250	126,298
3.625% due 09/20/22 - 07/20/25 " §	148,267	153,359

		350,987

Total Mortgage-Backed Securities
(Cost $547,955,065)		522,731,579

ASSET-BACKED SECURITIES - 3.1%

ACE Securities Corp 0.306% due 12/25/36 " §	210,821	201,385
American Express Credit Account Master Trust 0.297% due 08/15/13 " § ~	500,000	499,959
AMMC CLO (Cayman) 0.543% due 05/03/18 " § ~	900,000	855,892
Amortizing Residential Collateral Trust 0.836% due 07/25/32 " §	125,612	111,067
Aquilae CLO PLC (Ireland) 1.341% due 01/17/23 " § Δ	EUR 473,248	565,010
ARES CLO Funds (Cayman) 0.520% due 03/12/18 " § ~	$5,243,489	4,991,075
Asset-Backed Funding Certificates
0.316% due 01/25/37 " §	109,879	108,285
0.606% due 06/25/34 " §	2,438,546	1,895,509
Asset-Backed Securities Corp Home Equity 0.336% due 05/25/37 " §	446,500	300,119
Bank of America Auto Trust
1.160% due 02/15/12 " ~	605,941	606,425
1.700% due 12/15/11 " ~ Δ	3,322,501	3,324,292
Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/36 " §	46,698	44,789
0.326% due 12/25/36 " §	478,992	440,653
0.366% due 11/25/36 " §	1,367,157	914,723
0.586% due 01/25/36 " §	29,039	28,840
0.916% due 10/25/32 " §	86,897	82,007
1.256% due 10/25/37 " §	2,797,520	2,173,560
Chrysler Financial Auto Securitization Trust 1.850% due 06/15/11 "	956,304	956,840
Citigroup Mortgage Loan Trust Inc
0.296% due 12/25/36 " §	548,636	516,345
0.336% due 01/25/37 " §	1,354,760	1,086,074
Countrywide Asset-Backed Certificates
0.306% due 05/25/37 " §	452,079	446,986
0.306% due 07/25/37 " §	1,187,617	1,149,838
0.306% due 05/25/47 " §	116,162	115,484
0.336% due 10/25/47 " §	418,954	404,625
0.356% due 09/25/47 " §	1,931,490	1,878,593
0.366% due 10/25/46 " §	237,433	234,483
0.446% due 06/25/36 " §	1,164,757	1,010,278
Credit-Based Asset Servicing & Securitization LLC 0.326% due 01/25/37 " §	329,437	149,998
Equity One Asset-Backed Securities Inc 0.556% due 04/25/34 " §	505,021	348,096
First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/36 " §	648,002	640,679
0.626% due 12/25/34 " §	9,785	9,777
Ford Credit Auto Owner Trust
1.677% due 06/15/12 " §	3,764,728	3,781,260
2.000% due 12/15/11 "	776,423	777,156
2.757% due 05/15/13 " §	19,545,493	19,819,331
Freddie Mac Structured Pass-Through Securities 0.516% due 08/25/31 " §	287,523	267,705
GSAMP Trust 0.326% due 10/25/36 " §	7,070	6,674
Harbourmaster CLO Ltd (Netherlands) 1.139% due 06/15/20 " § ~	EUR 987,384	1,245,563
HFC Home Equity Loan Trust 0.567% due 01/20/35 " §	$527,954	479,812
Home Equity Asset Trust 0.316% due 05/25/37 " §	593,421	573,164
Honda Auto Receivables Owner Trust 1.500% due 08/15/11 "	2,741,960	2,744,852
HSI Asset Securitization Corp Trust 0.306% due 10/25/36 " §	103,039	77,429
JPMorgan Mortgage Acquisition Corp 0.316% due 03/25/47 " §	197,195	146,595
LCM LP CDO (Cayman) 0.522% due 03/21/19 " § ~ Δ	600,000	554,582
Magnolia Funding Ltd (United Kingdom) 3.000% due 04/20/17 " ~	EUR 3,333,353	4,557,607
Merrill Lynch First Franklin Mortgage Loan Trust 0.316% due 07/25/37 " §	$256,160	254,366
Merrill Lynch Mortgage Investors Inc 0.326% due 07/25/37 " §	87,403	86,585
Morgan Stanley Asset-Backed Securities Capital I
0.296% due 10/25/36 " §	100,526	100,313
0.296% due 01/25/37 " §	464,857	458,098
0.306% due 11/25/36 " §	98,381	98,082
Morgan Stanley IXIS Real Estate Capital Trust 0.306% due 11/25/36 " §	6,249	6,220
Nationstar Home Equity Loan Trust
0.316% due 06/25/37 " §	153,492	151,000
0.376% due 04/25/37 " §	1,728,475	1,684,736
Nautique Funding Ltd CDO (Cayman) 0.776% due 04/15/20 " § ~ Δ	962,297	861,914
Navigare Funding CLO Ltd (Cayman) 0.605% due 05/20/19 " § ~	1,400,000	1,305,495
Navigator CDO Ltd (Cayman) 1.226% due 11/15/15 " § ~	2,660,688	2,588,254
Nelnet Student Loan Trust 1.198% due 07/25/18 " §	3,100,000	3,129,434
New Century Home Equity Loan Trust 0.436% due 05/25/36 " §	1,356,229	921,717

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
NYLIM Flatiron CLO Ltd (Cayman) 0.638% due 08/08/20 " § ~ Δ	$1,300,000	$1,204,709
Park Place Securities Inc 0.516% due 09/25/35 " §	107,892	98,253
Popular ABS Mortgage Pass-Through Trust 0.346% due 06/25/47 " §	3,224,921	2,850,282
Renaissance Home Equity Loan Trust 1.016% due 12/25/32 " §	217,275	159,640
Residential Asset Mortgage Products Inc 0.326% due 02/25/37 " §	172,201	171,246
Residential Asset Securities Corp 0.316% due 01/25/37 " §	88,472	87,998
Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/37 " §	444,170	424,482
0.386% due 05/25/37 " §	2,607,440	1,987,582
SLC Student Loan Trust
0.486% due 08/15/19 " §	263,307	262,954
0.692% due 09/15/14 " §	52,404	52,432
SLM Student Loan Trust
0.488% due 10/25/18 " §	2,109,854	2,108,892
0.498% due 04/25/17 " §	1,907,852	1,907,805
0.538% due 04/25/19 " §	22,600,000	21,817,308
0.964% due 10/25/23 " §	EUR 5,000,000	6,393,013
0.998% due 10/25/17 " §	$6,700,000	6,720,046
1.149% due 09/15/21 " §	EUR 1,341,800	1,759,159
1.907% due 12/15/17 " § ~	$7,417,796	7,422,418
1.998% due 04/25/23 " §	1,894,195	1,962,566
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	5,781,239	6,458,988
Soundview Home Equity Loan Trust 0.316% due 11/25/36 " § ~	213,850	100,420
Specialty Underwriting & Residential Finance 0.316% due 01/25/38 " §	122,567	110,144
Structured Asset Investment Loan Trust 0.306% due 07/25/36 " §	17,164	17,083
Structured Asset Securities Corp
0.306% due 10/25/36 " §	226,793	225,362
1.756% due 04/25/35 " §	2,380,740	1,776,620
Symphony CLO Ltd (Cayman) 0.616% due 05/15/19 " § ~ Δ	6,500,000	5,953,045
Truman Capital Mortgage Loan Trust 0.596% due 01/25/34 " § ~	17,461	17,213
USAA Auto Owner Trust 4.160% due 04/16/12 "	69,985	70,193
Wells Fargo Home Equity Trust 0.486% due 10/25/35 " §	70,288	70,002
Wood Street CLO BV (Netherlands) 1.388% due 03/29/21 " § ~ Δ	EUR 1,687,636	2,070,464

Total Asset-Backed Securities
(Cost $150,455,375)		147,029,949

U.S. GOVERNMENT AGENCY ISSUES - 3.0%

Fannie Mae
0.000% due 06/01/17	$15,000,000	12,738,090
4.100% due 12/17/18	33,000,000	33,235,521
Freddie Mac
0.206% due 12/29/11 §	38,700,000	38,697,833
0.208% due 12/21/11 §	60,500,000	60,496,733

Total U.S. Government Agency Issues
(Cost $145,002,354)		145,168,177

U.S. TREASURY OBLIGATIONS - 92.5%

U.S. Treasury Inflation Protected Securities - 92.3%

0.625% due 04/15/13 ∧	34,449,762	35,407,913
1.250% due 04/15/14 ∧	31,728,004	33,413,554
1.250% due 07/15/20 ∧	112,909,436	118,595,496
1.375% due 07/15/18 ∧	29,925,304	32,078,519
1.375% due 01/15/20 ∧	85,894,380	91,457,415
1.625% due 01/15/15 ∧	297,524,269	317,374,770
1.625% due 01/15/18 ∧	14,464,896	15,720,406
1.750% due 01/15/28 ∧	28,305,408	30,010,356
1.875% due 07/15/13 ∧	64,691,500	68,810,537
1.875% due 07/15/15 ∧ ‡	252,299,592	274,588,654
1.875% due 07/15/19 ∧ ‡	132,920,422	146,831,644
2.000% due 01/15/14 ∧	78,697,329	84,488,980
2.000% due 07/15/14 ∧ ‡	133,477,729	144,386,387
2.000% due 01/15/16 ∧ ‡	208,362,769	228,156,510
2.000% due 01/15/26 ∧ ‡	302,381,081	331,499,448
2.125% due 01/15/19 ∧	113,515,956	127,266,706
2.125% due 02/15/40 ∧	70,908,095	79,201,009
2.375% due 01/15/17 ∧ ‡	255,234,126	287,889,740
2.375% due 01/15/25 ∧ ‡	312,997,915	357,938,580
2.375% due 01/15/27 ∧ ‡	230,919,994	266,488,451
2.500% due 07/15/16 ∧	319,373,352	361,425,218
2.500% due 01/15/29 ∧	94,731,222	110,860,500
2.625% due 07/15/17 ∧	82,080,609	94,727,301
3.000% due 07/15/12 ∧	170,558,961	180,534,526
3.625% due 04/15/28 ∧	176,232,582	235,382,222
3.875% due 04/15/29 ∧	256,147,313	355,910,253

		4,410,445,095

U.S. Treasury Notes - 0.2%

0.375% due 08/31/12 ‡	6,120,000	6,115,936
0.625% due 06/30/12	800,000	803,374

		6,919,310

Total U.S. Treasury Obligations
(Cost $4,321,238,435)		4,417,364,405

FOREIGN GOVERNMENT BONDS & NOTES - 3.5%

Australia Government Bond (Australia)
3.000% due 09/20/25	AUD 24,800,000	26,490,179
4.000% due 08/20/15	8,200,000	13,370,708
4.000% due 08/20/20	10,000,000	16,010,015
Canada Housing Trust No 1 (Canada) 2.450% due 12/15/15 ~	CAD 30,500,000	30,189,403
Canadian Government Bond (Canada) 4.250% due 12/01/21	5,201,016	6,864,795
Export-Import Bank of Korea (South Korea) 0.510% due 10/04/11 § ~	$4,400,000	4,405,034
New South Wales Treasury Bonds (Australia) 2.750% due 11/20/25	AUD 14,400,000	14,456,522
Societe Financement de l’Economie Francaise (France)
0.726% due 07/16/12 § ~	$50,100,000	50,251,302
2.125% due 01/30/12 ~	1,800,000	1,837,141
3.375% due 05/05/14 ~	800,000	861,429

Total Foreign Government Bonds & Notes
(Cost $155,662,158)		164,736,528

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value

MUNICIPAL BONDS - 0.1%

Buckeye Tobacco Settlement Financing Authority of OH ‘A2’
5.750% due 06/01/34	$650,000	$497,374
5.875% due 06/01/47	100,000	73,300
6.000% due 06/01/42	2,100,000	1,595,580
Golden State Tobacco Securitization Corp CA ‘A1’ 5.125% due 06/01/47	300,000	205,404
Tobacco Settlement Authority of IA ‘B’ 5.300% due 06/01/25	540,000	562,432
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	4,370,000	3,394,397

Total Municipal Bonds
(Cost $7,662,622)		6,328,487

SHORT-TERM INVESTMENTS - 12.0%

Foreign Government Issue - 5.2%

Japanese Treasury Discount Bills (Japan)
1.010% due 10/18/10	JPY 20,730,000,000	248,310,053

U.S. Treasury Bills - 0.3%

0.116% due 10/07/10 ‡	$1,190,000	1,189,982
0.120% due 10/07/10	1,590,000	1,589,979
0.137% due 10/28/10 ‡	2,540,000	2,539,756
0.139% due 10/07/10	1,040,000	1,039,983
0.148% due 10/14/10 ‡	900,000	899,973
0.152% due 10/14/10	580,000	579,985
0.154% due 10/14/10	1,130,000	1,129,955
0.155% due 10/14/10	4,679,000	4,678,814
0.177% due 10/21/10 ‡	840,000	839,944
0.186% due 01/20/11 ‡	110,000	109,959
0.191% due 01/06/11 ‡	33,000	32,989
0.193% due 01/06/11	37,000	36,988
0.198% due 10/21/10	470,000	469,984

		15,138,291

Repurchase Agreements - 6.5%

Barclays PLC 0.160% due 10/06/10 (Dated 09/28/10, repurchase price of $4,200,149; collateralized by U.S. Treasury Notes: 0.750% due 11/30/11 and value $4,284,554)	4,200,000	4,200,000
Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $858,036; collateralized by Freddie Mac: 4.750% due 01/18/11 and value $879,350)	858,036	858,036
JPMorgan & Chase Co 0.260% due 10/01/10 (Dated 09/30/10, repurchase price of $159,601,153; collateralized by U.S. Treasury Notes: 1.000% due 10/31/11 and value $162,863,582)	159,600,000	159,600,000
The Toronto Dominion Bank 0.200% due 10/01/10 (Dated 09/30/10, repurchase price of $143,800,799; collateralized by U.S. Treasury Notes: 3.125% - 3.625% due 05/15/19 - 11/15/19 and value $146,923,755)	143,800,000	143,800,000

		308,458,036

Total Short-Term Investments
(Cost $558,393,613)		571,906,380

TOTAL INVESTMENTS - 156.0%
(Cost $7,342,245,634)		7,450,710,092

TOTAL SECURITIES SOLD SHORT - (0.1%)
(See Note (e) to Notes to Schedule of Investments)
(Proceeds $6,824,289)		(6,829,715)

OTHER ASSETS & LIABILITIES, NET - (55.9%)		(2,666,599,735)

NET ASSETS - 100.0%		$4,777,280,642

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $4,831,683 or 0.1% of the net assets were in default as of September 30, 2010.

(c)	As of September 30, 2010, 1.2% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(d)	As of September 30, 2010, securities with total aggregate values of $423,022, $245,070,517 and $27,222,406 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, reverse repurchase agreements and swap contracts, respectively. In addition, $990,000 in cash was segregated as collateral for delayed delivery securities.

(e)	Securities sold short outstanding as of September 30, 2010 were as follows:

	Principal
Description	Amount	Value
U.S. Treasury Inflation Protected Security 2.500% due 01/15/29	$5,787,894	($6,829,715)

Total Securities sold short
(Proceeds $6,824,289)		($6,829,715)

(f)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Eurodollar (12/10)	161	$161,000,000	$38,600
Eurodollar (03/12)	161	161,000,000	66,763

			$105,363

(g)	Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:

	Interest	Settlement	Maturity	Repurchase	Principal
Counterparty	Rate	Date	Date	Amount	Amount
CSF	0.26%	09/08/10	02/10/11	$1,888,746	$1,886,634
CIT	0.26%	09/10/10	03/15/11	239,696,560	239,375,000

					$241,261,634

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(h)	Forward foreign currency contracts outstanding as of September 30, 2010 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	AUD	1,255,000	10/10	CSF	($35,660)
Sell	AUD	2,428,000	10/10	DUB	(192,012)
Sell	AUD	9,724,182	10/10	RBC	(825,704)
Buy	BRL	35,477,671	10/10	DUB	1,070,803
Buy	BRL	3,843,000	10/10	JPM	132,117
Sell	BRL	39,320,671	10/10	HSB	(1,036,643)
Buy	BRL	6,476,850	12/10	DUB	82,226
Buy	BRL	39,320,671	12/10	HSB	1,051,181
Buy	CAD	448,000	11/10	BOA	(499)
Sell	CAD	7,797,000	11/10	DUB	46,283
Sell	CAD	22,441,000	11/10	RBC	(331,224)
Sell	CAD	3,669,000	11/10	RBS	21,849
Buy	CNY	8,729,571	11/10	BRC	(10,713)
Buy	CNY	14,142,622	11/10	CIT	(17,687)
Buy	CNY	36,480,214	11/10	DUB	(52,141)
Buy	CNY	14,372,124	11/10	MSC	(23,377)
Buy	CNY	17,663,730	01/11	BOA	(15,201)
Buy	CNY	30,453,310	01/11	DUB	13,162
Buy	CNY	43,960,000	01/11	JPM	(5,096)
Buy	CNY	31,539,050	01/11	MSC	(27,643)
Sell	EUR	59,830,000	10/10	DUB	(4,898,300)
Buy	EUR	35,280,000	11/10	DUB	2,896,576
Sell	EUR	1,360,000	11/10	BNP	(21,147)
Sell	EUR	1,734,000	11/10	BRC	(66,789)
Sell	EUR	6,138,000	11/10	MSC	(509,715)
Sell	EUR	385,000	11/10	RBS	466
Sell	EUR	2,093,000	01/11	GSC	(65,572)
Sell	GBP	6,308,000	12/10	CIT	(110,165)
Sell	GBP	1,447,000	12/10	GSC	(19,153)
Sell	GBP	3,269,000	12/10	UBS	(48,535)
Buy	INR	125,604,000	11/10	MSC	75,798
Buy	INR	27,895,040	03/11	BOA	13,307
Buy	INR	173,160,000	03/11	CIT	57,477
Buy	INR	173,234,000	03/11	DUB	59,083
Buy	INR	193,692,200	03/11	JPM	95,015
Sell	JPY	20,730,000,000	10/10	JPM	(14,096,692)
Sell	JPY	2,294,546,000	11/10	MSC	(228,628)
Buy	KRW	2,872,613,500	11/10	BOA	80,905
Buy	KRW	7,860,766,691	11/10	BRC	316,285
Buy	KRW	15,464,724,809	11/10	CIT	384,764
Buy	KRW	1,976,420,000	11/10	DUB	30,590
Buy	KRW	1,032,240,000	11/10	GSC	23,848
Buy	KRW	5,909,620,000	11/10	JPM	54,572
Buy	KRW	2,153,650,000	11/10	JPM	(14,224)
Buy	KRW	5,471,818,000	11/10	MSC	79,131
Buy	KRW	2,160,330,000	11/10	RBS	117,445
Sell	KRW	7,292,800,000	11/10	RBS	14,290
Buy	KRW	1,673,598,000	01/11	CIT	1,168
Buy	KRW	1,650,672,000	01/11	DUB	1,152
Buy	MYR	343,622	10/10	DUB	4,819
Sell	MYR	34,308	10/10	BOA	(1,108)
Sell	MYR	205,123	10/10	BRC	(6,412)
Sell	MYR	96,580	10/10	CIT	(3,062)
Sell	MYR	7,612	10/10	DUB	(245)
Buy	PHP	35,248,000	11/10	CIT	(225)
Buy	PHP	132,180,000	11/10	DUB	(843)

					($15,940,103)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(i)	Transactions in written options for the period ended September 30, 2010 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in $	in EUR	Premium
Outstanding, December 31, 2009	436	949,000,000	-	$9,507,925
Call Options Written	591	865,900,000	26,000,000	4,390,330
Put Options Written	591	1,621,000,000	29,800,000	11,950,923
Call Options Expired	-	(44,200,000)	-	(203,320)
Put Options Expired	-	(55,800,000)	-	(486,906)
Call Options Closed	(678)	(835,000,000)	-	(6,387,210)
Put Options Closed	(678)	(1,021,200,000)	-	(8,395,735)

Outstanding, September 30, 2010	262	1,479,700,000	55,800,000	$10,376,007

(j)	Premiums received and value of written options outstanding as of September 30, 2010 were as follows:

Credit Default Swaptions – Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Call - OTC ITRAXX Europe 13 5Y Index	0.900%	11/17/10	BNP	EUR 6,200,000	$26,580	($10,823)
Call - OTC Dow Jones CDX IG 14 5Y Index	0.900%	11/17/10	BOA	$1,800,000	4,860	(909)
Call - OTC ITRAXX Europe 14 5Y Index	1.000%	11/17/10	JPM	EUR 4,900,000	11,311	(11,356)
Call - OTC ITRAXX Europe 13 5Y Index	0.900%	12/15/10	BNP	7,000,000	21,049	(17,959)
Call - OTC Dow Jones CDX IG 14 5Y Index	0.900%	12/15/10	CSF	$10,500,000	30,975	(23,995)
Call - OTC ITRAXX Europe 13 5Y Index	0.900%	12/15/10	JPM	EUR 1,800,000	7,536	(4,489)
Call - OTC ITRAXX Europe 13 5Y Index	0.900%	12/15/10	UBS	2,000,000	8,069	(5,335)
Call - OTC ITRAXX Europe 14 5Y Index	0.900%	03/16/11	MSC	4,100,000	12,152	(15,033)

					$122,532	($89,899)

Credit Default Swaptions – Sell Protection (2)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Put - OTC ITRAXX Europe 14 5Y Index	1.400%	11/17/10	JPM	EUR 4,900,000	$18,963	($19,038)
Put - OTC Dow Jones CDX IG 14 5Y Index	1.500%	11/17/10	BOA	$1,800,000	3,690	(2,090)
Put - OTC ITRAXX Europe 13 5Y Index	1.600%	11/17/10	BNP	EUR 6,200,000	22,491	(6,549)
Put - OTC ITRAXX Europe 13 5Y Index	1.500%	12/15/10	BNP	5,500,000	30,319	(15,367)
Put - OTC Dow Jones CDX IG 14 5Y Index	1.500%	12/15/10	CSF	$10,500,000	33,600	(12,814)
Put - OTC ITRAXX Europe 13 5Y Index	1.600%	12/15/10	BNP	EUR 1,500,000	8,555	(3,326)
Put - OTC ITRAXX Europe 13 5Y Index	1.600%	12/15/10	JPM	1,800,000	7,536	(4,041)
Put - OTC ITRAXX Europe 13 5Y Index	1.600%	12/15/10	UBS	2,000,000	8,068	(4,283)
Put - OTC ITRAXX Europe 14 5Y Index	1.600%	03/16/11	MSC	4,100,000	31,208	(33,519)
Put - OTC Dow Jones CDX IG 15 5Y Index	1.700%	03/16/11	MSC	$3,800,000	17,860	(13,635)
Put - OTC ITRAXX Europe 14 5Y Index	1.800%	03/16/11	MSC	EUR 3,800,000	27,329	(27,019)

					$209,619	($141,681)

Total Credit Default Swaptions					$332,151	($231,580)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The counterparty is only obligated if the swaption is exercised.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Portfolio is only obligated if the swaption is exercised.

Inflation Floor/Cap Options

	Strike		Expiration	Counter-	Notional
Description	Index	Exercise Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/10/20	DUB	$9,800,000	$73,500	($107,729)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/12/20	CIT	26,500,000	227,900	(331,352)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	04/07/20	CIT	90,900,000	810,160	(1,152,369)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	09/29/20	CIT	8,700,000	112,230	(112,230)

						$1,223,790	($1,703,680)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.450%	10/29/10	MSC	$7,300,000	$15,330	($13,522)
Put - OTC 5-Year Interest Rate Swap	Pay	1.950%	10/29/10	MSC	7,300,000	26,280	(1,404)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	BNP	24,900,000	136,950	(1,458,520)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	BOA	51,900,000	171,270	(3,040,048)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	CIT	8,800,000	40,040	(515,461)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	MSC	27,700,000	185,590	(1,622,530)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	BNP	24,900,000	143,175	(2)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	BOA	51,900,000	373,680	(5)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	CIT	8,800,000	41,800	(1)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	MSC	27,700,000	221,600	(3)
Put - OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	RBS	19,500,000	125,775	(2)
Call - OTC 5-Year Interest Rate Swap	Receive	1.350%	12/13/10	BNP	15,400,000	33,110	(33,769)
Call - OTC 5-Year Interest Rate Swap	Receive	1.350%	12/13/10	BOA	41,600,000	108,160	(91,220)
Call - OTC 5-Year Interest Rate Swap	Receive	1.500%	12/13/10	JPM	121,000,000	399,300	(531,686)
Call - OTC 5-Year Interest Rate Swap	Receive	1.500%	12/13/10	MSC	21,700,000	68,962	(95,352)
Put - OTC 5-Year Interest Rate Swap	Pay	1.950%	12/13/10	BNP	15,400,000	53,900	(35,411)
Put - OTC 5-Year Interest Rate Swap	Pay	1.950%	12/13/10	BOA	41,600,000	79,040	(95,655)
Put - OTC 5-Year Interest Rate Swap	Pay	2.100%	12/13/10	JPM	121,000,000	556,600	(159,635)
Put - OTC 5-Year Interest Rate Swap	Pay	2.100%	12/13/10	MSC	21,700,000	84,930	(28,629)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BOA	60,800,000	611,213	(325,754)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	9,700,000	85,244	(51,971)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	51,700,000	588,228	(276,998)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	30,000,000	335,310	(160,734)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	JPM	55,200,000	539,834	(295,751)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	61,000,000	675,921	(326,826)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	8,300,000	54,780	(2,300)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	14,800,000	100,640	(4,101)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	BOA	17,000,000	116,185	(113,648)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	6,700,000	42,880	(44,791)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	340,100,000	2,731,516	(2,273,637)

						$8,747,243	($11,599,366)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Call - CME Eurodollar Futures (12/10)	$99.50	12/13/10	CIT	131	$40,656	($56,494)
Put - CME Eurodollar Futures (12/10)	99.50	12/13/10	CIT	131	32,167	(10,644)

					$72,823	($67,138)

Total Written Options					$10,376,007	($13,601,764)

(k)	Swap agreements outstanding as of September 30, 2010 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

									Upfront
	Fixed Deal				Implied Credit				Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at		Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	09/30/10 (3)		Amount (4)	Value (5)	(Received)	(Depreciation)
Xstrata Canada Corp 7.350% due 06/05/12	(0.910%	)	06/20/12	BOA	0.768%		$3,700,000	($10,065)	$-	($10,065)
Starwoods Hotel & Resorts Worldwide Inc 7.875% due 05/01/12	(5.000%	)	06/20/12	DUB	0.861%		5,500,000	(400,377)	(167,109)	(233,268)
UST Inc 6.625% due 07/15/12	(0.340%	)	09/20/12	BOA	(0.344%	)	8,900,000	(30,600)	-	(30,600)
Starwoods Hotel & Resorts Worldwide Inc 6.250% due 02/15/13	(2.370%	)	03/20/13	BOA	1.068%		3,000,000	(97,633)	-	(97,633)
Macy’s Retail Holdings Inc 5.875% due 01/15/13	(2.430%	)	03/20/13	BOA	1.226%		2,000,000	(60,168)	-	(60,168)
Rexam PLC 6.750% due 06/01/13	(1.450%	)	06/20/13	BRC	1.035%		4,200,000	(48,612)	-	(48,612)
Embarq Corp 7.082% due 06/01/16	(2.140%	)	06/20/13	MSC	1.239%		5,000,000	(124,028)	-	(124,028)
International Lease Finance Corp 5.550% due 09/15/12	(5.000%	)	09/20/13	BOA	4.141%		700,000	(17,281)	(22,600)	5,319
Cadbury Schweppes UC Finance LLC 5.125% due 10/01/13	(0.460%	)	12/20/13	BOA	0.174%		6,200,000	(57,999)	-	(57,999)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	09/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
International Lease Finance Corp 6.625% due 11/15/13	(1.600%	)	12/20/13	DUB	4.325%	$3,200,000	$249,396	$-	$249,396
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	BOA	2.457%	3,800,000	(143,329)	-	(143,329)
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	CIT	2.457%	4,100,000	(154,644)	-	(154,644)
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	MSC	2.457%	1,100,000	(41,490)	-	(41,490)
Liberty Mutual Group Inc 5.750% due 03/15/14	(1.390%	)	03/20/14	BOA	2.267%	3,600,000	101,889	-	101,889
Centex Corp 5.250% due 06/15/15	(1.000%	)	06/20/14	BNP	1.565%	3,500,000	69,436	(46,651)	116,087
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.600%	)	09/20/15	DUB	1.309%	3,000,000	99,232	-	99,232
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.830%	)	09/20/15	BOA	1.309%	3,000,000	66,665	-	66,665
Masco Corp 6.125% due 10/03/16	(1.910%	)	12/20/16	CIT	3.041%	5,300,000	315,853	-	315,853
Cardinal Health Inc 6.000% due 06/15/17	(0.590%	)	06/20/17	DUB	0.672%	1,000,000	5,014	-	5,014
Macy’s Retail Holdings Inc 7.450% due 07/15/17	(2.110%	)	09/20/17	DUB	2.004%	1,000,000	(7,163)	-	(7,163)
Limited Brands Inc 6.900% due 07/15/17	(3.113%	)	09/20/17	MSC	2.302%	1,000,000	(50,027)	-	(50,027)
Temple-Inland Inc 6.875% due 01/15/18	(1.000%	)	03/20/18	BOA	2.168%	4,000,000	298,363	208,974	89,389
Health Care Properties Inc 6.700% due 01/30/18	(2.910%	)	03/20/18	GSC	1.937%	3,000,000	(190,649)	-	(190,649)
Con-way Inc 7.250% due 01/15/18	(3.800%	)	03/20/18	UBS	2.731%	7,000,000	(471,281)	-	(471,281)
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.490%	)	06/20/18	BOA	1.881%	3,900,000	99,976	-	99,976

							($599,522)	($27,386)	($572,136)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
General Electric Capital Corp 6.000% due 06/15/12	0.935%	12/20/10	BRC	1.136%	$3,000,000	($495)	$-	($495)
General Electric Capital Corp 6.000% due 06/15/12	1.120%	12/20/10	CIT	1.136%	1,000,000	307	-	307
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	06/20/11	BOA	1.581%	800,000	(3,115)	(10,337)	7,222
Petrobras International SP 8.375% due 12/10/18	1.000%	09/20/12	DUB	1.240%	1,400,000	(6,173)	(17,368)	11,195
American International Group Inc 6.250% due 05/01/36	1.975%	03/20/13	RBS	1.637%	8,800,000	76,915	-	76,915
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	CIT	0.761%	6,600,000	(153,443)	(157,700)	4,257
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	DUB	0.761%	5,900,000	(137,169)	(193,294)	56,125
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	JPM	0.761%	5,300,000	(123,219)	(187,076)	63,857
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	BNP	0.610%	10,500,000	190,883	95,052	95,831
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	BRC	1.099%	5,600,000	(23,585)	(65,752)	42,167
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	CIT	0.610%	8,300,000	150,888	67,444	83,444
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	06/20/15	DUB	1.937%	1,500,000	(60,794)	(36,009)	(24,785)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	DUB	0.610%	3,400,000	61,810	16,168	45,642
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	HSB	1.099%	3,000,000	(12,634)	(42,473)	29,839

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	1.099%	$1,200,000	($5,054)	($13,657)	$8,603
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	RBS	1.099%	2,300,000	(9,686)	(44,419)	34,733
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	06/20/15	RBS	1.937%	2,200,000	(89,165)	(52,813)	(36,352)
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	BOA	0.796%	2,400,000	(65,393)	(65,576)	183
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/20	HSB	1.408%	13,400,000	(452,963)	(391,208)	(61,755)

						($662,085)	($1,099,018)	$436,933

Total Credit Default Swaps						($1,261,607)	($1,126,404)	($135,203)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as a defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
France CPI Excluding Tobacco	BNP	Pay	2.090%	10/15/10	EUR 5,300,000	$237,852	($14,359)	$252,211
France CPI Excluding Tobacco	BRC	Pay	2.103%	10/15/10	1,100,000	50,382	-	50,382
France CPI Excluding Tobacco	BNP	Pay	2.040%	02/21/11	10,200,000	427,724	-	427,724
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	7,400,000	347,990	-	347,990
France CPI Excluding Tobacco	UBS	Pay	2.095%	10/15/11	11,800,000	613,371	-	613,371
France CPI Excluding Tobacco	BNP	Pay	1.988%	12/15/11	14,700,000	545,465	-	545,465
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 21,000,000	(408,188)	(199,482)	(208,706)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	76,600,000	(634,286)	(19,121)	(615,165)
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	92,500,000	(563,985)	(1,406,005)	842,020
BRL-CDI-Compounded	JPM	Pay	11.250%	01/02/12	21,000,000	(25,173)	(536)	(24,637)
BRL-CDI-Compounded	MSC	Pay	11.290%	01/02/12	9,300,000	(8,092)	(9,868)	1,776
BRL-CDI-Compounded	HSB	Pay	11.360%	01/02/12	54,300,000	502,445	157,333	345,112
BRL-CDI-Compounded	MSC	Pay	11.600%	01/02/12	9,000,000	145,455	73,659	71,796
BRL-CDI-Compounded Δ	MSC	Pay	11.630%	01/02/12	46,300,000	220,581	(28,646)	249,227
BRL-CDI-Compounded	GSC	Pay	11.670%	01/02/12	43,200,000	736,613	384,597	352,016
6-Month GBP-LIBOR Δ	RBC	Pay	3.440%	09/14/12	GBP 8,800,000	22,522	-	22,522
6-Month GBP-LIBOR Δ	DUB	Pay	3.450%	09/15/12	2,800,000	6,600	-	6,600
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	BRL 11,400,000	663,870	75,267	588,603
BRL-CDI-Compounded	MSC	Pay	14.765%	01/02/12	11,900,000	692,987	55,085	637,902
BRL-CDI-Compounded	BNP	Pay	11.880%	01/02/13	34,100,000	191,293	(160,815)	352,108
BRL-CDI-Compounded	GSC	Pay	11.890%	01/02/13	59,900,000	362,146	41,978	320,168
BRL-CDI-Compounded	HSB	Pay	11.890%	01/02/13	22,900,000	138,450	31,758	106,692
BRL-CDI-Compounded	MSC	Pay	11.980%	01/02/13	20,500,000	142,107	-	142,107

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
BRL-CDI-Compounded	UBS	Pay	12.070%	01/02/13	BRL 23,900,000	$198,634	($63,763)	$262,397
BRL-CDI-Compounded	BRC	Pay	12.285%	01/02/13	17,100,000	189,868	80,772	109,096

Total Interest Rate Swaps						$4,796,631	($1,002,146)	$5,798,777

Total Swap Agreements						$3,535,024	($2,128,550)	$5,663,574

(l)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$3,219,200	$3,219,200	$-	$-
	Corporate Bonds & Notes	1,466,204,654	-	1,463,283,753	2,920,901
	Senior Loan Notes	6,020,733	-	6,020,733	-
	Mortgage-Backed Securities	522,731,579	-	499,100,140	23,631,439
	Asset-Backed Securities	147,029,949	-	124,833,946	22,196,003
	U.S. Government Agency Issues	145,168,177	-	145,168,177	-
	U.S. Treasury Obligations	4,417,364,405	-	4,417,364,405	-
	Foreign Government Bonds & Notes	164,736,528	-	164,736,528	-
	Municipal Bonds	6,328,487	-	6,328,487	-
	Short-Term Investments	571,906,380	-	571,906,380	-
	Derivatives (2)
	Credit Contracts	1,786,627	-	1,786,627	-
	Foreign Exchange Contracts	6,724,312	-	6,724,312	-
	Interest Rate Contracts	6,541,718	105,363	6,436,355	-

		15,052,657	105,363	14,947,294	-

		7,465,762,749	3,324,563	7,413,689,843	48,748,343

Liabilities	Securities Sold Short	(6,829,715)	-	(6,829,715)	-
	Derivatives (2)
	Credit Contracts	(3,279,814)	-	(3,048,234)	(231,580)
	Foreign Exchange Contracts	(22,664,415)	-	(22,664,415)	-
	Interest Rate Contracts	(15,009,908)	(67,138)	(13,351,320)	(1,591,450)

		(40,954,137)	(67,138)	(39,063,969)	(1,823,030)

		(47,783,852)	(67,138)	(45,893,684)	(1,823,030)

	Total	$7,417,978,897	$3,257,425	$7,367,796,159	$46,925,313

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended September 30, 2010:

								Change in Net
								Unrealized
								Appreciation
								(Depreciation)
					Total Change			on Level 3
					in Net	Transfers		Holdings
	Value,	Net	Accrued	Total Net	Unrealized	In and/or		Held at the End
	Beginning	Purchases	Discounts	Realized Gains	Appreciation	Out of	Value,	of Period,
	of Period	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable
Corporate Bonds & Notes	$-	$2,853,750	$6,044	$-	$61,107	$-	$2,920,901	$61,107
Mortgage-Backed Securities	23,028,926	23,049,533	83,263	31,456	1,601,530	(24,163,269)	23,631,439	455,235
Asset-Backed Securities	-	22,068,745	42,411	5,295	79,552	-	22,196,003	79,552
Derivatives (2)
Credit Contracts	-	(332,150)	-	-	100,570	-	(231,580)	100,570
Interest Rate Contracts	-	(1,111,560)	-	-	(479,890)	-	(1,591,450)	(479,890)

	$23,028,926	$46,528,318	$131,718	$36,751	$1,362,869	($24,163,269)	$46,925,313	$216,574

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives include open futures contracts, swap contracts, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.8%

Financials - 0.8%

American International Group Inc 8.500%	395,100	$3,393,909
Wells Fargo & Co 7.500%	50,000	50,300,000

		53,693,909

Total Convertible Preferred Stocks
(Cost $66,682,053)		53,693,909

PREFERRED STOCKS - 0.0%

Financials - 0.0%

DG Funding Trust ~ Δ	233	1,798,005

Total Preferred Stocks
(Cost $1,940,681)		1,798,005

	Principal
	Amount
CORPORATE BONDS & NOTES - 24.6%

Consumer Discretionary - 1.0%

Comcast Corp 7.050% due 03/15/33	$3,000,000	3,523,965
Corporacion GEO SAB de CV (Mexico) 9.250% due 06/30/20 ~	2,600,000	2,960,750
Cox Communications Inc 6.800% due 08/01/28	110,000	122,696
Daimler Finance North America LLC
5.750% due 09/08/11	8,000,000	8,355,144
6.500% due 11/15/13	6,500,000	7,440,732
General Motors Corp 8.375% due 07/05/33 Ψ	EUR 7,400,000	3,278,617
Macy’s Retail Holdings Inc 5.900% due 12/01/16	$5,000,000	5,350,000
Marks & Spencer Group PLC (United Kingdom) 6.250% due 12/01/17 ~	10,000,000	10,904,010
The Black & Decker Corp 4.750% due 11/01/14	6,000,000	6,562,110
The Home Depot Inc 5.400% due 03/01/16	5,000,000	5,702,390
Viacom Inc 6.250% due 04/30/16	7,500,000	8,810,805
Yum! Brands Inc 6.250% due 03/15/18	3,200,000	3,823,414

		66,834,633

Consumer Staples - 1.0%

Kraft Foods Inc
6.125% due 02/01/18	20,300,000	23,969,915
6.500% due 08/11/17	5,000,000	5,999,270
6.875% due 02/01/38	2,600,000	3,163,553
Philip Morris International Inc 6.375% due 05/16/38	4,100,000	5,071,040
Reynolds American Inc 7.625% due 06/01/16	4,100,000	4,817,459
The Clorox Co 5.950% due 10/15/17	5,000,000	5,928,590
The Kroger Co 5.500% due 02/01/13	2,900,000	3,167,249
Wal-Mart Stores Inc
5.800% due 02/15/18	7,200,000	8,674,848
6.500% due 08/15/37	2,900,000	3,631,905

		64,423,829

Energy - 2.5%

Gaz Capital SA (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,625,620
8.146% due 04/11/18 ~	$11,000,000	12,925,000
9.250% due 04/23/19 ~	18,400,000	23,000,000
Indian Oil Corp Ltd (India) 4.750% due 01/22/15	2,500,000	2,660,910
Nabors Industries Inc 6.150% due 02/15/18	4,800,000	5,350,291
NGPL PipeCo LLC 7.119% due 12/15/17 ~	18,800,000	20,426,896
Petrobras International Finance Co (Cayman)
5.875% due 03/01/18	11,600,000	12,946,285
7.875% due 03/15/19	2,100,000	2,629,076
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	8,600,000	8,516,124
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
4.500% due 09/30/12 ~ Δ	1,900,000	1,998,105
6.332% due 09/30/27 ~ Δ	2,600,000	2,961,865
6.750% due 09/30/19 ~ Δ	2,600,000	3,099,964
Shell International Finance BV (Netherlands) 5.500% due 03/25/40	2,800,000	3,216,822
StatoilHydro ASA (Norway) 7.150% due 01/15/29	1,000,000	1,303,279
Suncor Energy Inc (Canada) 6.100% due 06/01/18	36,800,000	43,137,218
The Williams Cos Inc 7.500% due 01/15/31	700,000	794,022
The Williams Cos Inc Credit Linked Certificate Trust 6.375% due 10/01/10 ~ Δ	4,600,000	4,600,000
TNK-BP Finance SA (Luxembourg)
7.500% due 07/18/16 ~ Δ	400,000	446,500
7.875% due 03/13/18 ~	2,400,000	2,718,000
Transocean Inc (Switzerland)
4.950% due 11/15/15	6,400,000	6,664,768
7.500% due 04/15/31	1,000,000	1,047,845

		163,068,590

Financials - 16.6%

Allstate Life Global Funding Trusts 5.375% due 04/30/13	12,018,000	13,291,944
Ally Financial Inc 7.500% due 09/15/20 ~	2,900,000	3,103,000
American Express Bank FSB 5.500% due 04/16/13	17,800,000	19,390,341
American Express Centurion Bank 6.000% due 09/13/17	39,100,000	44,663,617
American Express Travel Related Services Co Inc 0.459% due 06/01/11 §	1,600,000	1,587,802
American General Finance Corp
4.000% due 03/15/11	6,500,000	6,500,000
5.625% due 08/17/11	10,000,000	9,950,000
6.900% due 12/15/17	5,000,000	4,200,000
American International Group Inc
5.050% due 10/01/15	7,200,000	7,362,000
5.375% due 10/18/11	6,900,000	7,158,750
5.450% due 05/18/17	4,400,000	4,499,000
5.600% due 10/18/16	6,820,000	6,990,500
5.850% due 01/16/18	25,400,000	26,416,000
8.000% due 05/22/38 § ~	EUR 5,600,000	7,290,663
BAC Capital Trust VII 5.250% due 08/10/35	GBP 3,350,000	4,195,539
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	$2,000,000	2,107,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value

Bank of America Corp
0.706% due 08/15/16 §	$2,800,000	$2,525,104
4.500% due 04/01/15	5,900,000	6,199,354
5.650% due 05/01/18	25,300,000	26,846,842
7.250% due 10/15/25	840,000	950,528
Bank of China Hong Kong Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,798,447
Bank of India (India) 4.750% due 09/30/15	4,800,000	4,970,736
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	4,200,000	4,426,909
Barclays Bank PLC (United Kingdom)
0.465% due 03/23/17 §	1,300,000	1,205,120
5.450% due 09/12/12	23,200,000	25,136,875
10.179% due 06/12/21 ~	19,520,000	26,077,568
CCCA LLC 7.900% due 10/15/12 ~	700,000	719,942
CIT Group Inc
7.000% due 05/01/13	1,704,904	1,721,953
7.000% due 05/01/14	2,807,357	2,814,375
7.000% due 05/01/15	1,207,357	1,204,339
7.000% due 05/01/16	2,012,262	1,992,139
7.000% due 05/01/17	2,817,166	2,771,387
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	4,446,212
Citigroup Capital XXI 8.300% due 12/21/57 §	62,050,000	65,462,750
Citigroup Inc
0.562% due 06/09/16 §	20,900,000	17,734,110
5.500% due 04/11/13	10,200,000	10,951,893
5.875% due 05/29/37	6,800,000	6,790,296
8.500% due 05/22/19	6,500,000	8,049,067
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,658,512
DnB NOR Bank ASA (Norway) 0.527% due 09/01/16 §	1,300,000	1,267,902
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,152,552
Ford Motor Credit Co LLC
3.277% due 01/13/12 §	10,000,000	10,002,500
7.000% due 10/01/13	700,000	751,521
7.250% due 10/25/11	5,064,000	5,317,266
7.375% due 02/01/11	3,900,000	3,972,563
8.000% due 12/15/16	500,000	566,108
12.000% due 05/15/15	3,300,000	4,161,610
General Electric Capital Corp
5.875% due 01/14/38	12,300,000	12,534,770
6.875% due 01/10/39	6,900,000	7,950,504
General Motors Acceptance Corp
5.375% due 06/06/11	EUR 6,000,000	8,343,092
6.625% due 05/15/12	$8,600,000	8,857,708
6.875% due 09/15/11	3,000,000	3,077,244
7.000% due 02/01/12	10,500,000	10,870,073
7.250% due 03/02/11	2,000,000	2,032,170
Goldman Sachs Capital II 5.793% § ±	13,500,000	11,525,625
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	8,500,000	9,564,192
JPMorgan Chase & Co
1.128% due 09/26/13 §	EUR 9,800,000	13,032,243
6.000% due 01/15/18	$3,300,000	3,774,180
7.900% § ±	3,615,000	3,887,105
JPMorgan Chase Bank NA 0.623% due 06/13/16 §	1,000,000	948,676
KeyBank NA 1.016% due 11/21/11 §	EUR 500,000	659,574
LeasePlan Corp NV (Netherlands) 3.125% due 02/10/12	10,900,000	15,234,614
Lehman Brothers Holdings Inc
5.625% due 01/24/13 Ψ	$35,100,000	8,248,500
6.750% due 12/28/17 Ψ	17,000,000	22,950
6.875% due 05/02/18 Ψ	4,300,000	1,032,000
Lloyds TSB Bank PLC (United Kingdom) 12.000% § ± ~	5,400,000	6,234,930
Marsh & McLennan Cos Inc
5.375% due 07/15/14	4,000,000	4,325,296
5.750% due 09/15/15	5,000,000	5,538,910
Merrill Lynch & Co Inc
6.050% due 08/15/12	500,000	536,846
6.875% due 04/25/18	26,100,000	29,320,009
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	600,000	653,572
Morgan Stanley
0.570% due 04/19/12 §	6,900,000	6,791,394
5.300% due 03/01/13	354,000	381,509
National Australia Bank Ltd (Australia) 5.350% due 06/12/13 ~	6,700,000	7,346,704
New York Life Global Funding 4.650% due 05/09/13 ~	1,510,000	1,636,730
Nordea Bank AB (Sweden) 4.875% due 01/27/20 ~	22,500,000	24,446,970
Nykredit Realkredit AS (Denmark)
2.292% due 04/01/38 §	DKK 31,851,483	5,811,783
2.292% due 10/01/38 §	34,115,845	6,231,190
Principal Life Income Funding Trusts 5.300% due 04/24/13	$3,800,000	4,115,104
Prudential Financial Inc 6.100% due 06/15/17	5,000,000	5,610,440
Realkredit Danmark AS (Denmark) 2.450% due 01/01/38 §	DKK 178,601,033	32,615,428
SLM Corp
0.798% due 01/27/14 §	$9,100,000	7,866,832
1.079% due 12/15/10 §	EUR 7,300,000	9,893,729
4.750% due 03/17/14	3,000,000	3,775,539
4.875% due 12/17/12	GBP 2,015,000	2,998,684
State Bank of India London (India) 4.500% due 07/27/15 ~	$5,200,000	5,473,768
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	4,000,000	4,347,084
The Bear Stearns Cos Inc
6.400% due 10/02/17	19,100,000	22,279,080
6.950% due 08/10/12	36,735,000	40,623,290
7.250% due 02/01/18	13,000,000	15,858,986
The Goldman Sachs Group Inc
1.246% due 01/30/17 §	EUR 1,000,000	1,200,891
6.250% due 09/01/17	$37,000,000	41,530,058
6.750% due 10/01/37	16,700,000	17,413,240
The Royal Bank of Scotland Group PLC (United Kingdom)
0.784% due 04/08/11 § ~	36,900,000	36,930,516
3.950% due 09/21/15	6,600,000	6,678,560
4.875% due 08/25/14 ~	1,100,000	1,168,288
6.990% § ± ~	3,000,000	2,445,000
7.640% § ±	16,000,000	11,960,000
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 8.700% due 08/07/18 ~	2,800,000	3,451,666
UBS AG (Switzerland)
1.439% due 02/23/12 §	4,900,000	4,935,956
5.875% due 12/20/17	24,700,000	27,989,324
Wachovia Bank NA
0.622% due 03/15/16 §	9,300,000	8,541,250
0.834% due 11/03/14 §	21,500,000	20,578,811
5.000% due 08/15/15	6,000,000	6,645,222
Wachovia Corp 0.656% due 10/15/11 §	13,000,000	13,014,807
WEA Finance LLC 5.700% due 10/01/16 ~	7,500,000	8,395,238

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Wells Fargo & Co 7.980% § ±	$58,900,000	$62,286,750
XL Capital Finance Europe PLC (United Kingdom) 6.500% due 01/15/12	5,000,000	5,219,390

		1,088,047,130

Health Care - 0.3%

UnitedHealth Group Inc
6.000% due 02/15/18	12,300,000	14,380,053
6.875% due 02/15/38	2,700,000	3,241,404

		17,621,457

Industrials - 1.4%

CSX Corp 5.600% due 05/01/17	5,000,000	5,725,060
Erac USA Finance Co 6.375% due 10/15/17 ~	5,000,000	5,821,120
International Lease Finance Corp
1.274% due 08/15/11 §	EUR 20,900,000	27,493,375
5.300% due 05/01/12	$10,000,000	10,075,000
5.450% due 03/24/11	7,000,000	7,061,250
5.750% due 06/15/11	8,000,000	8,080,000
6.375% due 03/25/13	4,500,000	4,545,000
Masco Corp 6.125% due 10/03/16	10,000,000	10,183,860
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	8,400,000	9,070,467
United Air Lines Inc
9.350% due 04/07/16 Ψ Δ	74,282	18,199
9.560% due 10/19/18 Ψ Δ	887,860	368,462
10.850% due 02/19/15 Ψ Δ	700,200	327,344

		88,769,137

Materials - 0.5%

BHP Billiton Finance USA Ltd (Australia) 5.125% due 03/29/12	3,000,000	3,178,659
Gerdau Holdings Inc (Brazil) 7.000% due 01/20/20 ~	7,400,000	8,306,500
Nucor Corp 5.750% due 12/01/17	5,000,000	5,895,595
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,775,892
Rohm & Haas Co 6.000% due 09/15/17	10,000,000	11,180,860
Sealed Air Corp 5.625% due 07/15/13 ~	2,100,000	2,243,182
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	700,000	802,931

		34,383,619

Telecommunication Services - 1.1%

AT&T Inc 6.300% due 01/15/38	6,800,000	7,704,774
BellSouth Corp 5.200% due 09/15/14	9,100,000	10,245,153
Qwest Capital Funding Inc 7.250% due 02/15/11	880,000	899,800
Qwest Corp
6.875% due 09/15/33	1,386,000	1,375,605
8.875% due 03/15/12	1,500,000	1,650,000
Sprint Capital Corp 8.750% due 03/15/32	5,000,000	5,275,000
Sprint Nextel Corp 6.000% due 12/01/16	10,000,000	9,925,000
Verizon Communications Inc 5.550% due 02/15/16	8,000,000	9,271,264
Verizon PA Inc 5.650% due 11/15/11	2,899,000	3,044,466
Verizon Wireless Capital LLC 2.945% due 05/20/11 §	23,800,000	24,200,792

		73,591,854

Utilities - 0.2%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	2,400,000	2,844,000
Korea Hydro & Nuclear Power Co Ltd (South Korea) 6.250% due 06/17/14 ~	900,000	1,009,985
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,276,143
PSEG Power LLC 7.750% due 04/15/11	1,000,000	1,037,088
Teco Finance Inc 6.750% due 05/01/15	5,600,000	6,536,432

		14,703,648

Total Corporate Bonds & Notes
(Cost $1,500,094,629)		1,611,443,897

SENIOR LOAN NOTES - 0.3%

Consumer Discretionary - 0.2%

Ford Motor Co Term B1 3.030% due 12/16/13 §	8,402,299	8,252,638
Yell Group PLC Term B1 (New Term Loan) (United Kingdom) 4.006% due 07/31/14 § Δ	5,916,029	3,342,556

		11,595,194

Financials - 0.1%

AGFS Funding Co Term B 7.250% due 04/21/15 §	5,500,000	5,536,526
CIT Group Inc Term 3 6.250% due 08/11/15 §	2,072,298	2,092,697

		7,629,223

Total Senior Loan Notes
(Cost $21,865,737)		19,224,417

MORTGAGE-BACKED SECURITIES - 31.7%

Collateralized Mortgage Obligations - Commercial - 2.5%

BCRR Trust 5.858% due 07/17/40 " § ~	16,400,000	17,862,810
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/44 "	900,000	927,693
5.471% due 01/12/45 " §	1,300,000	1,424,654
5.700% due 06/13/50 "	6,900,000	7,436,866
7.000% due 05/20/30 " §	798,334	837,075
Commercial Mortgage Pass-Through Certificates 5.306% due 12/10/46 "	2,400,000	2,499,279
Credit Suisse First Boston Mortgage Securities Corp 6.380% due 12/18/35 "	1,271,714	1,272,042
Credit Suisse Mortgage Capital Certificates
0.487% due 10/15/21 " § ~	22,541,862	20,966,538
5.467% due 09/15/39 "	35,300,000	37,208,911
5.846% due 03/15/39 " §	400,000	424,741
GMAC Commercial Mortgage Securities Inc (IO) 1.098% due 05/15/35 " § Δ	1,435,704	55,117

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	$200,000	$213,451
5.444% due 03/10/39 "	18,200,000	19,215,522
JPMorgan Chase Commercial Mortgage Securities Corp 5.932% due 02/12/49 " §	5,660,000	6,213,401
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,600,000	1,695,600
Lehman Large Loan (IO) 0.856% due 10/12/34 " § Δ	2,101,613	13,873
Merrill Lynch-Floating Rate Trust 0.796% due 07/09/21 " § ~	13,597,197	12,657,118
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	7,600,000	7,975,053
Morgan Stanley Capital I
5.731% due 07/12/44 " §	6,300,000	6,972,890
5.809% due 12/12/49 "	300,000	318,135
Morgan Stanley Reremic Trust 6.002% due 08/12/45 " § ~	700,000	766,875
Mortgage Capital Funding Inc (IO) 2.009% due 11/20/27 " § Δ	2,443	38
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	16,200,000	15,930,100

		162,887,782

Collateralized Mortgage Obligations - Residential - 3.9%

Adjustable Rate Mortgage Trust
2.891% due 09/25/35 " §	1,371,275	1,030,722
3.113% due 05/25/35 " §	766,546	761,514
Arran Residential Mortgages Funding PLC (United Kingdom)
2.203% due 05/16/47 " § ~ Δ	EUR 3,400,000	4,628,819
2.403% due 05/16/47 " ~	9,300,000	12,661,181
Banc of America Funding Corp
2.893% due 05/25/35 " §	$8,682,897	8,648,391
4.000% due 02/20/36 " §	6,053,944	5,644,840
5.939% due 01/20/47 " §	795,476	588,772
Banc of America Funding Corp (IO) 4.594% due 01/25/36 " § Δ	15,617,083	1,623,250
Banc of America Mortgage Securities Inc 5.000% due 05/25/34 "	1,993,955	2,043,482
BCAP LLC Trust 0.426% due 01/25/37 " §	4,789,679	2,719,896
Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/35 " §	73,166	70,275
2.550% due 10/25/35 " §	1,648,073	1,457,671
2.560% due 08/25/35 " §	2,380,155	2,257,837
2.760% due 03/25/35 " §	9,663,429	9,232,967
2.775% due 08/25/33 " §	7,746,306	7,545,920
2.961% due 04/25/33 " §	27,534	27,121
3.350% due 02/25/34 " §	1,096,588	935,951
5.007% due 01/25/35 " §	705,340	711,113
Bear Stearns Alt-A Trust
1.096% due 11/25/34 " §	1,397,037	723,453
2.848% due 05/25/35 " §	5,297,774	4,159,444
2.984% due 09/25/35 " §	8,491,062	6,454,994
5.011% due 01/25/36 " §	5,279,945	3,155,414
5.386% due 11/25/36 " §	5,994,792	3,726,656
Bear Stearns Structured Products Inc
3.013% due 01/26/36 " §	2,886,804	2,003,021
5.436% due 12/26/46 " §	2,035,544	1,453,602
Citigroup Mortgage Loan Trust Inc
2.560% due 08/25/35 " §	2,848,233	2,659,680
2.650% due 10/25/35 " §	272,495	230,956
2.917% due 08/25/35 " §	692,732	654,210
2.918% due 08/25/35 " §	2,170,561	1,147,224
Countrywide Alternative Loan Trust 0.536% due 02/25/37 " §	376,235	216,840
Countrywide Alternative Loan Trust (IO) 4.744% due 05/25/35 " § Δ	14,278,393	1,621,603
Countrywide Home Loan Mortgage Pass-Through Trust
0.576% due 03/25/35 " §	2,954,364	1,873,265
0.596% due 06/25/35 " § ~	11,254,717	9,606,841
2.985% due 08/25/34 " §	575,327	416,301
3.285% due 05/20/34 " §	4,021,351	3,468,236
4.669% due 02/20/36 " §	3,478,740	2,727,484
5.750% due 05/25/33 "	71,790	72,430
Credit Suisse First Boston Mortgage Securities Corp 0.962% due 03/25/32 " § ~	580,947	488,887
Downey Savings & Loan Association Mortgage Loan Trust 2.483% due 07/19/44 " §	2,321,020	1,724,874
Fannie Mae
0.316% due 07/25/37 " §	1,139,179	1,142,285
0.657% due 04/18/28 " §	279,716	281,002
0.707% due 10/18/30 " §	2,132	2,144
0.756% due 03/25/17 " §	92,371	92,911
5.000% due 03/25/21 "	119,562	128,345
5.500% due 03/25/28 "	2,752,417	2,794,408
6.500% due 10/25/42 "	2,393,183	2,706,791
First Horizon Alternative Mortgage Securities
2.285% due 06/25/34 " §	10,856,865	9,567,205
2.570% due 09/25/35 " §	225,244	163,388
2.606% due 03/25/35 " §	2,104,578	1,464,056
First Horizon Asset Securities Inc 2.923% due 08/25/35 " §	507,265	489,291
Freddie Mac
0.607% due 12/15/29 " §	45,449	45,553
3.500% due 07/15/32 "	212,790	222,214
5.000% due 11/15/24 - 04/15/30 "	5,631,046	5,680,871
5.500% due 03/15/17 "	615,195	633,238
7.000% due 09/15/21 "	79,660	92,394
7.500% due 01/15/23 - 09/20/26 "	2,139,505	2,508,107
Freddie Mac Structured Pass-Through Securities
1.586% due 10/25/44 " §	3,669,122	3,813,617
1.786% due 07/25/44 " §	19,375,502	19,432,180
GMAC Mortgage Corp Loan Trust 5.500% due 09/25/34 "	773,995	788,764
Government National Mortgage Association 7.000% due 02/16/29 "	296,677	314,422
Greenpoint Mortgage Funding Trust 0.526% due 11/25/45 " §	109,725	65,382
Greenpoint Mortgage Pass-Through Certificates 3.098% due 10/25/33 " §	1,683,378	1,443,693
GSR Mortgage Loan Trust 2.923% due 09/25/35 " §	270,082	259,039
Harborview Mortgage Loan Trust
0.627% due 02/19/34 " §	74,626	65,891
3.048% due 07/19/35 " §	2,624,953	2,091,364
Imperial Savings Association 6.577% due 02/25/18 " §	2,509	2,503
IndyMac ARM Trust 2.106% due 01/25/32 " §	48,515	37,772
IndyMac Index Mortgage Loan Trust 2.767% due 12/25/34 " §	311,565	234,554
JPMorgan Mortgage Trust
5.022% due 02/25/35 " §	1,818,310	1,844,231
5.750% due 01/25/36 "	652,903	590,820
MASTR Alternative Loans Trust 0.656% due 03/25/36 " §	1,229,259	404,502

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	$151,120	$156,266
Merrill Lynch Mortgage Investors Inc 0.466% due 02/25/36 " §	1,385,740	1,081,006
MLCC Mortgage Investors Inc
0.506% due 11/25/35 " §	299,906	252,830
1.259% due 10/25/35 " §	533,047	458,779
2.279% due 12/25/34 " §	771,730	738,469
4.250% due 10/25/35 " §	2,231,154	1,915,705
Provident Funding Mortgage Loan Trust 2.820% due 04/25/34 " §	17,832	17,628
Residential Accredit Loans Inc
0.436% due 06/25/46 " §	3,026,518	1,210,174
0.466% due 04/25/46 " §	298,381	126,297
6.000% due 06/25/36 "	13,084,258	8,486,312
Residential Asset Securitization Trust
0.656% due 01/25/46 " §	2,918,581	1,402,565
5.500% due 01/25/34 "	252,277	252,043
Residential Asset Securitization Trust (IO) 4.694% due 11/25/35 " § Δ	11,546,511	1,392,423
Residential Funding Mortgage Securities I Inc 3.275% due 09/25/35 " §	1,660,475	1,226,059
Sequoia Mortgage Trust 0.607% due 07/20/33 " §	2,418,517	2,281,043
Structured Adjustable Rate Mortgage Loan Trust
2.653% due 01/25/35 " §	1,272,665	985,827
2.695% due 08/25/35 " §	388,386	316,702
Structured Asset Mortgage Investments Inc
0.466% due 05/25/46 " §	2,362,648	1,282,919
0.476% due 05/25/36 " §	1,876,574	1,069,188
0.486% due 05/25/45 " §	632,286	416,669
0.507% due 07/19/35 " §	1,819,989	1,584,135
0.536% due 02/25/36 " §	2,457,902	1,522,901
0.837% due 07/19/34 " §	61,870	54,760
0.917% due 09/19/32 " §	272,272	239,377
1.097% due 10/19/33 " §	7,374	6,420
SunTrust Alternative Loan Trust (IO) 4.844% due 12/25/35 " § Δ	26,072,584	3,085,789
Thornburg Mortgage Securities Trust 0.376% due 10/25/46 " §	669,690	664,429
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
4.594% due 11/25/35 " § Δ	42,639,177	6,201,630
4.694% due 11/25/35 " § Δ	12,918,544	1,264,448
Washington Mutual Mortgage Pass-Through Certificates
0.526% due 12/25/45 " §	160,413	133,981
0.546% due 10/25/45 " §	169,121	137,739
0.566% due 01/25/45 " §	2,112,362	1,767,580
0.576% due 01/25/45 " §	120,908	99,296
0.796% due 12/25/27 " § ~	6,765,291	6,099,190
1.770% due 08/25/42 " §	114,900	101,851
3.003% due 02/27/34 " §	2,273,763	2,264,940
Washington Mutual Mortgage Pass-Through Certificates (IO)
0.000% due 12/25/27 " § ~ +	6,877,913	378,285
Washington Mutual MSC Mortgage Pass-Through Certificates
2.770% due 02/25/33 " §	15,467	14,321
2.789% due 02/25/33 " §	85,717	80,670
Wells Fargo Mortgage-Backed Securities Trust
2.955% due 05/25/35 " §	377,778	364,296
3.424% due 04/25/36 " §	6,844,650	6,514,443
4.339% due 03/25/36 " §	19,259,679	17,086,417
4.906% due 01/25/35 " §	2,963,349	2,889,862
4.986% due 12/25/34 " §	1,682,677	1,657,097
5.300% due 08/25/36 " §	3,018,186	2,992,747
5.679% due 04/25/36 " §	2,463,745	939,527

		253,793,109

Fannie Mae - 20.1%

1.586% due 08/01/42 - 10/01/44 " §	3,433,073	3,448,202
2.070% due 02/01/33 " §	716,331	739,410
2.122% due 09/01/33 " §	114,090	118,816
2.203% due 09/01/35 " §	865,752	895,937
2.300% due 02/01/33 " §	23,619	24,367
2.345% due 04/01/35 " §	2,889,279	2,985,794
2.400% due 01/01/34 " §	32,286	33,636
2.410% due 03/01/34 " §	43,942	45,933
2.417% due 07/01/35 " §	7,455,574	7,750,590
2.470% due 04/01/27 " §	44,291	46,289
2.599% due 12/01/34 " §	4,270,331	4,420,731
2.600% due 07/01/33 " §	100,345	104,008
2.609% due 01/01/23 " §	172,866	180,772
2.640% due 01/01/25 " §	95,248	99,885
2.683% due 12/01/22 " §	36,383	38,091
2.685% due 03/01/33 " §	45,642	47,653
2.694% due 06/01/34 " §	41,307	42,995
2.753% due 11/01/34 " §	13,324,824	13,976,287
2.856% due 11/01/34 " §	43,410	45,236
3.000% due 08/01/35 " §	1,420,078	1,472,570
3.075% due 03/01/33 " §	1,021,054	1,037,432
3.200% due 11/01/23 " §	106	106
3.909% due 05/01/36 " §	128,939	129,906
3.977% due 05/01/36 " §	121,947	124,158
4.000% due 10/01/40 - 12/01/40 "	147,000,000	150,582,114
4.055% due 05/01/36 " §	3,930,153	4,045,645
4.500% due 10/01/40 "	511,000,000	532,256,726
4.589% due 07/01/33 " §	104,547	110,546
4.753% due 04/01/34 " §	685,315	719,381
4.868% due 09/01/34 " §	1,785,762	1,854,485
5.000% due 03/01/35 - 10/01/40 "	110,976,566	116,982,342
5.052% due 09/01/35 " §	1,558,600	1,657,564
5.138% due 12/01/34 " §	64,431	68,720
5.184% due 08/01/34 " §	57,701	61,509
5.373% due 01/01/36 " §	1,036,458	1,106,835
5.500% due 09/01/22 - 10/01/40 "	241,550,877	257,884,248
6.000% due 04/01/16 - 10/01/40 "	183,160,668	197,708,551
6.306% due 08/01/36 " §	1,740,435	1,849,057
6.500% due 01/01/13 - 10/01/40 "	10,904,338	11,952,194
8.000% due 05/01/30 - 08/01/30 "	20,124	23,340

		1,316,672,061

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	251,114	249,936
7.430% due 11/01/19 - 11/01/22 "	637,170	637,776

		887,712

Freddie Mac - 2.7%

2.512% due 01/01/28 " §	45,028	46,779
2.607% due 05/01/23 " §	10,036	10,117
2.624% due 03/01/32 " §	469,292	489,838
2.625% due 05/01/32 " §	36,293	37,932
2.750% due 07/01/32 " §	46,775	49,019
4.500% due 05/01/39 - 10/01/40 "	113,004,681	117,615,322
4.946% due 09/01/35 " §	840,396	874,427
5.500% due 03/01/23 - 10/01/40 "	50,569,573	53,929,342
5.661% due 06/01/17 " §	5,686	5,936
6.000% due 03/03/18 - 10/01/22 "	2,600,137	2,844,699
6.500% due 01/01/15 - 05/01/17 "	1,776,719	1,922,022

		177,825,433

Government National Mortgage Association - 2.5%

2.750% due 03/20/32 " §	89,623	92,130
3.000% due 03/20/32 - 01/20/33 " §	390,395	401,804
3.125% due 12/20/22 - 12/20/32 " §	1,864,122	1,923,649

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
3.250% due 03/20/28 - 03/20/29 " §	$42,345	$43,742
3.375% due 05/20/22 - 06/20/32 " §	4,421,244	4,566,878
3.500% due 03/20/33 " §	355,281	367,677
3.625% due 07/20/23 - 09/20/32 " §	1,267,248	1,310,845
3.750% due 03/20/29 " §	48,102	49,697
4.125% due 08/20/20 - 07/20/24 " §	196,398	203,749
6.000% due 08/15/31 - 11/01/40 "	102,216,429	110,961,669
6.500% due 04/15/36 - 02/15/39 "	37,092,259	40,881,309
7.500% due 02/15/31 - 12/15/31 "	115,323	132,339
8.000% due 12/15/29 - 08/15/32 "	710,467	841,533
8.500% due 09/15/16 - 12/15/30 "	894,892	1,073,620
9.000% due 02/15/17 - 04/15/20 "	19,725	22,593
10.000% due 05/15/19 - 02/15/25 "	19,231	21,901

		162,895,135

Total Mortgage-Backed Securities
(Cost $2,065,993,878)		2,074,961,232

ASSET-BACKED SECURITIES - 0.6%

Access Group Inc 1.798% due 10/27/25 " §	25,908,687	26,577,310
Ally Auto Receivables Trust 1.320% due 03/15/12 " ~	3,510,737	3,520,801
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	82,810	81,877
GE-WMC Mortgage Securities LLC 0.296% due 08/25/36 " §	2,367	946
IMC Home Equity Loan Trust 6.340% due 08/20/29 " §	27,911	27,562
Long Beach Mortgage Loan Trust 0.536% due 10/25/34 " §	17,007	14,491
Mid-State Trust
7.340% due 07/01/35 "	1,656,768	1,735,961
7.791% due 03/15/38 "	655,407	639,487
8.330% due 04/01/30 "	2,807,094	2,899,216
Renaissance Home Equity Loan Trust 0.696% due 08/25/33 " §	645,464	570,995
Saxon Asset Securities Trust 0.776% due 08/25/32 " §	1,441	1,409
SLM Student Loan Trust 0.948% due 01/25/17 " §	4,000,000	4,013,352
Small Business Administration 4.754% due 08/10/14 "	1,287,251	1,372,555
Structured Asset Securities Corp 0.546% due 01/25/33 " §	33,487	30,444

Total Asset-Backed Securities
(Cost $40,752,790)		41,486,406

U.S. GOVERNMENT AGENCY ISSUES - 2.8%

Fannie Mae
1.125% due 09/30/13	94,200,000	94,978,375
3.000% due 09/16/14	3,200,000	3,425,606
4.625% due 10/15/13	56,900,000	63,331,635
5.000% due 07/29/19	17,000,000	20,008,490
Small Business Administration Participation Certificates 6.120% due 09/01/21	1,469,146	1,609,170

Total U.S. Government Agency Issues
(Cost $179,448,612)		183,353,276

U.S. TREASURY OBLIGATIONS - 34.9%

U.S. Treasury Inflation Protected Securities - 1.1%

1.250% due 07/15/20 ∧	2,898,985	3,046,880
1.750% due 01/15/28 ∧	3,746,304	3,971,959
2.000% due 01/15/26 ∧	1,098,410	1,208,080
2.125% due 02/15/40 ∧	11,599,475	12,956,068
2.375% due 01/15/25 ∧	4,047,995	4,654,563
2.375% due 01/15/27 ∧	1,621,575	1,871,779
2.500% due 01/15/29 ∧	22,948,492	27,079,220
3.625% due 04/15/28 ∧	1,887,060	2,524,090
3.875% due 04/15/29 ∧	8,752,590	12,168,831

		69,481,470

U.S. Treasury Notes - 33.8%

0.375% due 08/31/12 ‡	32,636,000	32,614,330
0.625% due 06/30/12	5,500,000	5,523,194
0.625% due 07/31/12	35,500,000	35,653,963
1.750% due 07/31/15	44,800,000	45,895,674
1.875% due 06/30/15	234,200,000	241,427,412
1.875% due 09/30/17	6,600,000	6,585,563
2.125% due 05/31/15	166,400,000	173,549,709
2.375% due 07/31/17	110,000,000	113,660,910
2.500% due 04/30/15 ‡	579,600,000	614,647,832
2.500% due 06/30/17 ‡	336,100,000	350,226,619
2.750% due 11/30/16	212,500,000	225,880,912
2.750% due 05/31/17	130,400,000	137,999,842
3.000% due 02/28/17	58,300,000	62,722,638
3.125% due 01/31/17	14,700,000	15,934,580
3.125% due 04/30/17	108,000,000	116,918,424
3.250% due 12/31/16	31,800,000	34,721,625

		2,213,963,227

Total U.S. Treasury Obligations
(Cost $2,226,798,025)		2,283,444,697

FOREIGN GOVERNMENT BONDS & NOTES - 7.2%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 552,675,000	320,778,188
10.000% due 01/01/17	56,000,000	30,613,664
Brazilian Government International Bond (Brazil) 4.875% due 01/22/21	$22,500,000	24,806,250
Canada Government Bond (Canada)
2.000% due 12/01/14	CAD 7,700,000	7,537,753
2.500% due 09/01/13	1,400,000	1,397,102
4.500% due 06/01/15	1,200,000	1,300,745
Canada Housing Trust No 1 (Canada) 3.350% due 12/15/20 ~	19,900,000	19,680,286
Export-Import Bank of Korea (South Korea) 5.125% due 06/29/20	$6,800,000	7,349,236
Hydro Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,549,064
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	12,300,000	12,936,353
Province of Ontario (Canada)
1.875% due 09/15/15	2,800,000	2,825,127
4.600% due 06/02/39	CAD 3,300,000	3,413,378
Province of Quebec (Canada) 7.500% due 07/15/23	$2,495,000	3,502,029
Province of Saskatchewan (Canada) 8.500% due 07/15/22	340,000	507,360
Republic of Panama (Panama) 6.700% due 01/26/36	10,935,000	13,477,388
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,305,000
7.375% due 04/25/12	320,000	350,400

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Societe Financement de l’Economie Francaise (France) 2.125% due 05/20/12	EUR 11,000,000	$15,244,818
United Mexican States (Mexico) 6.050% due 01/11/40	$3,800,000	4,370,000

Total Foreign Government Bonds & Notes
(Cost $433,635,728)		472,944,141

MUNICIPAL BONDS - 3.0%

Badger Tobacco Asset Securitization Corp WI 6.125% due 06/01/27	1,300,000	1,393,171
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’ 5.875% due 06/01/47	7,100,000	5,204,300
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	1,865,359
California Public Works Board Revenue ‘B2’ 7.804% due 03/01/35	4,700,000	5,007,568
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	7,766,640
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40	1,900,000	1,923,731
6.300% due 12/01/21	800,000	895,016
6.899% due 12/01/40	6,800,000	7,335,160
Clark County NV ‘C’ 6.820% due 07/01/45	3,300,000	3,662,835
Clovis Unified School District CA ‘B’ 0.000% due 08/01/24	3,000,000	1,538,550
Cook County School District No 123 Oak Lawn IL 0.000% due 12/01/21	2,290,000	1,380,298
Escondido Union High School District CA 0.000% due 11/01/20	2,655,000	1,644,932
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,232,424
5.750% due 06/01/47	3,000,000	2,273,130
Golden State Tobacco Securitization Corp CA ‘A2’ 0.000% due 06/01/37 §	3,200,000	2,061,344
Hamilton OH School Districts Gas Supply Revenue 7.740% due 02/01/12	1,885,000	1,906,979
Huntington Beach Union High School District CA 0.000% due 08/01/32	10,000,000	2,836,400
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	336,807
Lee County Florida Apartment Revenue ‘A’ 6.000% due 10/01/29	1,000,000	1,011,610
Los Angeles Unified School District CA ‘A1’ 4.500% due 07/01/24	7,100,000	7,396,922
Metropolitan Pier & Exposition Authority IL ‘A’ 0.000% due 06/15/29	4,000,000	1,437,480
Metropolitan Transportation Authority NY 7.336% due 11/15/39	28,190,000	35,170,126
Modesto High School District Stanislaus County CA ‘A’ 0.000% due 08/01/26	4,000,000	1,775,440
Monrovia Unified School District CA ‘B’ 0.000% due 08/01/23	3,175,000	1,617,408
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	6,261,711
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	434,448
Northern Tobacco Securitization Corp AK ‘A’ 5.000% due 06/01/46	3,500,000	2,370,620
Palomar Community College District CA ‘A’ 4.750% due 05/01/32	400,000	411,120
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,675,488
Pierce County School District WA 5.000% due 12/01/23	3,000,000	3,234,210
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,249,982
Puerto Rico Commonwealth ‘A’ 5.125% due 07/01/31	335,000	336,263
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	38,200,650
State of California
7.550% due 04/01/39	3,550,000	3,864,210
7.950% due 03/01/36	1,200,000	1,287,720
State of Illinois
4.071% due 01/01/14	5,200,000	5,391,672
6.900% due 03/01/35	1,000,000	1,007,880
State of Iowa 6.750% due 06/01/34	1,000,000	1,103,910
Texas State Transportation Commission 5.178% due 04/01/30	2,200,000	2,366,650
Texas State Transportation Commission Mobility Fund ‘A’ 4.750% due 04/01/35	1,700,000	1,751,901
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	9,305,000	7,227,659
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	4,975,664
6.125% due 06/01/32	2,735,000	2,725,318
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	12,400,000	8,587,620
Tobacco Settlement Financing Corp RI ‘A’ 6.250% due 06/01/42	900,000	893,763
Tobacco Settlement Revenue Management Authority SC ‘B’ 6.000% due 05/15/22	2,460,000	2,486,224

Total Municipal Bonds
(Cost $187,832,764)		197,518,313

SHORT-TERM INVESTMENTS - 12.2%

Foreign Government Issue - 4.9%

Japanese Treasury Discount Bills (Japan)
0.107% due 12/06/10	JPY 27,070,000,000	324,184,976

U.S. Treasury Bills - 0.0%

0.025% due 10/07/10 ‡	$570,000	569,991
0.051% due 10/21/10 ‡	310,000	309,976

		879,967

U.S. Government Agency Issues - 1.4%

Fannie Mae 0.274% due 10/25/10	26,400,000	26,371,488
Freddie Mac
0.254% due 10/13/10	40,400,000	40,362,966
0.274% due 10/26/10	23,900,000	23,874,009

		90,608,463

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreements - 5.9%

Barclays PLC 0.160% due 10/06/10 (Dated 09/28/10, repurchase price of $45,301,611; collateralized by U.S. Treasury Notes: 0.750% due 11/30/11 and value $46,208,093)	$45,300,000	$45,300,000
Credit Suisse Group AG 0.180% due 10/04/10 (Dated 09/27/10, repurchase price of $55,301,936; collateralized by U.S. Treasury Notes: 2.750% due 10/31/13 and value $56,615,934)	55,300,000	55,300,000
Credit Suisse Group AG 0.250% due 10/01/10 (Dated 09/30/10, repurchase price of $29,500,205; collateralized by U.S. Treasury Notes: 3.625% due 08/15/19 and value $30,185,285)	29,500,000	29,500,000
Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $5,033,429; collateralized by Fannie Mae: 4.750% due 12/15/10 and value $5,135,250)	5,033,428	5,033,428
JPMorgan Chase & Co 0.260% due 10/01/10 (Dated 09/30/10, repurchase price of $55,900,404; collateralized by U.S. Treasury Notes 1.000% - 3.500% due 01/15/11 - 10/31/11 and value $59,756,822)	55,900,000	55,900,000
The Toronto Dominion Bank 0.200% due 10/01/10 (Dated 09/30/10, repurchase price of $194,401,080; collateralized by U.S. Treasury Notes: 3.375% due 11/15/19 and value $198,613,719)	194,400,000	194,400,000

		385,433,428

Total Short-Term Investments
(Cost $797,554,069)		801,106,834

TOTAL INVESTMENTS - 118.1%
(Cost $7,522,598,966)		7,740,975,127

TOTAL SECURITIES SOLD SHORT - (0.8%)
(See Note (f) to Notes to Schedule of Investments)
(Proceeds $54,257,813)		(54,281,250)

OTHER ASSETS & LIABILITIES, NET - (17.3%)		(1,134,504,380)

NET ASSETS - 100.0%		$6,552,189,497

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $378,285 or less than 0.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees.

(c)	Securities with a total aggregate value of $13,296,072 or 0.2% of the net assets were in default as of September 30, 2010.

(d)	As of September 30, 2010, 0.8% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	As of September 30, 2010, securities with total aggregate values of $6,787,264, $21,081,668 and $3,865,929 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, swap contracts, and delayed delivery securities, respectively. In addition, $1,430,000 in cash was segregated as collateral for delayed delivery securities.

(f)	Securities sold short outstanding as of September 30, 2010 were as follows:

	Principal
Description	Amount	Value
Government National Mortgage Association 6.000% due 10/20/40	$50,000,000	($54,281,250)

Total Securities sold short
(Proceeds $54,257,813)		($54,281,250)

(g)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Eurodollar (12/10)	3,136	$3,136,000,000	$6,409,626
Eurodollar (03/11)	2,782	2,782,000,000	1,791,112
Eurodollar (06/11)	1,055	1,055,000,000	712,275
Eurodollar (09/11)	459	459,000,000	259,938
Eurodollar (12/11)	270	270,000,000	160,875
Eurodollar (03/12)	270	270,000,000	196,875
Eurodollar (06/12)	270	270,000,000	229,500
U.S. Treasury 5-Year Notes (12/10)	229	22,900,000	189,641

			$9,949,842

(h)	Forward foreign currency contracts outstanding as of September 30, 2010 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	AUD	34,692,000	10/10	RBS	$2,702,245
Sell	AUD	290,000	10/10	BOA	(6,750)
Buy	BRL	4,425,000	10/10	HSB	115,248

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	BRL	444,651,194	10/10	MSC	$12,992,195
Buy	BRL	3,723,620	10/10	RBS	100,721
Sell	BRL	7,108,200	10/10	BOA	(94,651)
Sell	BRL	105,665,700	10/10	DUB	(3,802,400)
Sell	BRL	1,732,500	10/10	HSB	(24,225)
Sell	BRL	338,293,414	10/10	RBS	(11,619,585)
Buy	BRL	7,108,200	12/10	BOA	95,339
Buy	BRL	8,588,130	12/10	HSB	127,727
Buy	BRL	1,037,400	12/10	MSC	5,801
Buy	BRL	7,777,480	12/10	RBS	141,743
Sell	BRL	439,489,154	12/10	MSC	(12,754,780)
Buy	BRL	930,500	09/11	BOA	9,182
Buy	BRL	743,800	09/11	MSC	7,017
Buy	CAD	825,784	10/10	BNP	2,520
Buy	CAD	412,850	10/10	DUB	1,219
Sell	CAD	1,238,634	10/10	CIT	(3,396)
Buy	CAD	1,750,000	11/10	BNP	(2,899)
Buy	CAD	33,179,000	11/10	BOA	(36,924)
Buy	CAD	2,570,000	11/10	BRC	(4,974)
Buy	CAD	1,239,000	11/10	CIT	3,308
Buy	CAD	2,567,000	11/10	CSF	(5,634)
Buy	CAD	2,891,000	11/10	DUB	(17,161)
Buy	CAD	261,000	11/10	RBC	3,852
Buy	CAD	1,360,000	11/10	RBS	(8,099)
Sell	CAD	19,856,000	11/10	CSF	(418,101)
Sell	CAD	3,461,000	11/10	MSC	(71,428)
Buy	CNY	6,427,776	11/10	BRC	(7,888)
Buy	CNY	10,427,862	11/10	CIT	(13,042)
Buy	CNY	26,917,276	11/10	DUB	(38,472)
Buy	CNY	10,600,434	11/10	MSC	(17,242)
Buy	CNY	67,916,912	04/11	BRC	(62,163)
Buy	CNY	91,664,624	04/11	DUB	104,088
Buy	CNY	29,776,760	04/11	HSB	(29,162)
Buy	CNY	15,144,750	04/11	MSC	(13,106)
Buy	DKK	607,000	11/10	JPM	4,708
Sell	DKK	237,329,000	11/10	RBS	(1,739,782)
Sell	EUR	70,307,000	10/10	DUB	(5,756,054)
Sell	EUR	1,943,000	11/10	BRC	(119,637)
Sell	EUR	8,306,000	11/10	DUB	(681,943)
Sell	EUR	12,659,000	11/10	UBS	(195,740)
Buy	GBP	2,400,000	10/10	CIT	(19,346)
Buy	GBP	4,000,000	10/10	HSB	(35,310)
Sell	GBP	6,400,000	10/10	CIT	(22,964)
Buy	GBP	6,400,000	12/10	CIT	22,914
Buy	GBP	3,200,000	12/10	RBS	(23,362)
Sell	GBP	8,790,000	12/10	CIT	(153,512)
Sell	GBP	1,944,000	12/10	GSC	(25,732)
Sell	GBP	4,390,000	12/10	UBS	(65,176)
Buy	IDR	5,288,400,000	10/10	BOA	72,242
Buy	IDR	36,969,777,500	10/10	CIT	480,207
Buy	IDR	5,288,400,000	10/10	RBS	72,242
Buy	IDR	10,827,297,000	10/10	UBS	122,538
Sell	IDR	17,538,274,500	10/10	BRC	(1,220)
Sell	IDR	17,981,300,000	10/10	CIT	(9,550)
Sell	IDR	22,854,300,000	10/10	HSB	(7,967)
Buy	IDR	27,945,000,000	11/10	BRC	4,224
Buy	IDR	23,321,000,000	11/10	BRC	(9,425)
Buy	IDR	8,122,500,000	11/10	DUB	2,274
Buy	IDR	4,507,500,000	11/10	HSB	708
Buy	IDR	30,673,600,000	11/10	JPM	7,326
Buy	IDR	9,057,000,000	11/10	MSC	6,082
Buy	IDR	3,594,000,000	11/10	MSC	(766)
Buy	IDR	9,744,580,000	04/11	CIT	(3,030)
Buy	IDR	7,384,000,000	04/11	JPM	924
Buy	IDR	3,684,000,000	04/11	MSC	(406)
Buy	IDR	5,103,000,000	07/11	BNP	5,506
Buy	IDR	26,598,074,500	07/11	BRC	(25,799)
Buy	IDR	9,442,700,000	07/11	CIT	19,416
Buy	IDR	17,981,300,000	07/11	CIT	(11,912)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	IDR	21,721,200,000	07/11	HSB	$31,977
Buy	IDR	31,875,300,000	07/11	HSB	(26,192)
Buy	IDR	4,725,000,000	07/11	RBS	5,098
Buy	INR	93,160,000	11/10	BRC	58,799
Buy	INR	45,660,000	01/11	BRC	(873)
Buy	INR	154,632,000	01/11	CIT	(16,359)
Buy	INR	45,680,000	01/11	JPM	(435)
Buy	INR	45,700,000	01/11	MSC	2
Sell	JPY	6,533,608,000	11/10	MSC	(651,008)
Sell	JPY	27,070,000,000	12/10	CSF	(3,528,419)
Buy	KRW	2,050,652,700	11/10	BOA	54,541
Buy	KRW	745,153,000	11/10	BRC	18,243
Buy	KRW	2,848,901,044	11/10	CIT	46,175
Buy	KRW	523,170,000	11/10	DUB	8,097
Buy	KRW	269,790,000	11/10	GSC	6,233
Buy	KRW	1,546,632,000	11/10	JPM	14,259
Buy	KRW	1,694,157,600	11/10	JPM	(13,564)
Buy	KRW	6,621,544,000	11/10	MSC	171,327
Buy	KRW	164,950,800	11/10	MSC	(1,566)
Buy	KRW	580,750,000	11/10	RBS	8,515
Sell	KRW	615,813,044	11/10	BRC	(30,812)
Sell	KRW	5,224,630,000	11/10	CIT	(335,363)
Sell	KRW	1,868,750,000	11/10	JPM	(124,745)
Sell	KRW	276,670,000	11/10	RBS	(15,041)
Buy	KRW	5,066,220,000	01/11	MSC	23,165
Buy	KRW	3,996,750,000	01/11	MSC	(10,557)
Buy	MXN	203,282,767	02/11	BRC	488,753
Buy	MXN	10,349,200	02/11	CIT	10,310
Buy	MXN	5,078,600	02/11	CIT	(2,362)
Buy	MXN	3,820,350	02/11	DUB	(879)
Buy	MXN	10,155,600	02/11	JPM	(4,848)
Buy	MXN	15,483,680	02/11	MSC	12,324
Buy	MXN	58,339,980	02/11	MSC	(32,162)
Buy	MXN	5,092,800	02/11	UBS	(1,250)
Buy	MYR	1,235,088	10/10	BOA	39,878
Buy	MYR	10,401,343	10/10	BRC	305,818
Buy	MYR	9,979,461	10/10	CIT	261,016
Buy	MYR	5,117,462	10/10	DUB	90,518
Sell	MYR	3,980,000	10/10	BRC	(765)
Buy	MYR	3,980,000	02/11	BRC	(2,412)
Buy	MYR	2,790,000	02/11	HSB	(3,632)
Buy	MYR	2,792,250	02/11	JPM	(2,909)
Buy	PHP	3,353,000	11/10	BRC	3,925
Buy	PHP	10,816,700	11/10	CIT	11,852
Buy	PHP	268,598,000	11/10	CIT	(5,527)
Buy	PHP	3,210,000	11/10	DUB	3,832
Buy	PHP	134,187,000	06/11	BRC	(17,562)
Buy	PHP	85,240,000	06/11	JPM	(5,457)
Buy	SGD	1,333,100	11/10	BRC	13,579
Buy	SGD	1,333,700	11/10	CIT	14,035
Buy	SGD	1,057,280	03/11	CIT	3,935
Buy	SGD	2,508,590	03/11	HSB	7,483
Buy	SGD	660,850	03/11	MSC	2,498
Buy	TRY	1,363,590	01/11	BRC	24,018
Buy	TRY	3,043,800	01/11	CIT	62,590
Buy	TRY	603,640	01/11	CSF	9,049
Buy	TRY	3,310,465	01/11	HSB	43,292
Buy	TRY	1,327,950	01/11	HSB	(133)
Buy	TRY	5,294,370	01/11	JPM	87,659
Buy	TRY	1,328,040	01/11	JPM	(72)
Buy	TWD	2,382,000	10/10	BRC	89
Buy	TWD	19,154,955	10/10	BRC	(5,814)
Buy	TWD	6,591,000	10/10	CIT	885
Buy	TWD	480,459	10/10	CIT	(78)
Buy	TWD	16,238,760	10/10	DUB	(4,167)
Buy	TWD	3,883,621	01/11	DUB	1,147
Buy	TWD	12,754,000	01/11	DUB	(3,372)
Buy	TWD	10,186,000	01/11	JPM	4,032
Buy	TWD	15,680,000	01/11	MSC	3,758

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	TWD	8,491,000	01/11	UBS	$4,337
Buy	ZAR	2,892,920	10/10	BOA	13,465
Buy	ZAR	26,345,850	10/10	BRC	165,432
Buy	ZAR	8,832,690	10/10	CIT	62,396
Buy	ZAR	16,875,230	10/10	HSB	111,861
Buy	ZAR	5,838,680	10/10	JPM	34,483
Buy	ZAR	8,810,190	10/10	MSC	59,180
Buy	ZAR	15,978,466	10/10	UBS	83,693
Buy	ZAR	6,555,600	01/11	BRC	23,660
Buy	ZAR	5,827,200	01/11	JPM	21,032
Buy	ZAR	7,601,500	09/11	BRC	34,807
Buy	ZAR	3,799,500	09/11	MSC	17,234
Buy	ZAR	3,040,000	09/11	UBS	13,841

					($22,977,407)

(i)	Transactions in written options for the period ended September 30, 2010 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in $	in EUR	Premium
Outstanding, December 31, 2009	852	1,420,758,000	8,700,000	$17,980,584
Call Options Written	2,593	2,001,200,000	5,400,000	9,555,563
Put Options Written	3,043	2,974,900,000	5,400,000	23,139,923
Call Options Expired	-	(50,900,000)	-	(234,140)
Put Options Expired	-	(97,900,000)	-	(863,837)
Call Options Closed	(2,878)	(1,432,729,000)	(13,100,000)	(9,182,553)
Put Options Closed	(2,692)	(1,963,229,000)	(4,400,000)	(20,534,138)

Outstanding, September 30, 2010	918	2,852,100,000	2,000,000	$19,861,402

(j)	Premiums received and value of written options outstanding as of September 30, 2010 were as follows:

Credit Default Swaptions – Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Call - OTC ITRAXX Europe 14 5Y Index	0.900%	03/16/11	MSC	EUR 1,000,000	$2,963	($3,666)

Credit Default Swaptions – Sell Protection (2)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Put - OTC Dow Jones CDX IG 15 5Y Index	1.200%	12/15/10	BNP	$9,500,000	$50,825	($38,760)
Put - OTC Dow Jones CDX IG 15 5Y Index	1.200%	12/15/10	BOA	9,200,000	51,060	(38,916)
Put - OTC ITRAXX Europe 14 5Y Index	1.600%	03/16/11	MSC	EUR 1,000,000	7,612	(8,176)

					$109,497	($85,852)

Total Credit Default Swaptions					$112,460	($89,518)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The counterparty is only obligated if the swaption is exercised.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Portfolio is only obligated if the swaption is exercised.

Inflation Floor/Cap Options

	Strike		Expiration	Counter-	Notional
Description	Index	Exercise Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/10/20	DUB	$4,200,000	$31,500	($46,170)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/12/20	CIT	11,600,000	98,160	(145,044)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	04/07/20	CIT	27,900,000	248,820	(353,698)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	09/29/20	CIT	12,300,000	158,670	(158,670)

						$537,150	($703,582)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.450%	10/29/10	BOA	$19,500,000	$38,513	($36,120)
Call - OTC 5-Year Interest Rate Swap	Receive	1.450%	10/29/10	CIT	13,900,000	20,850	(25,747)
Call - OTC 5-Year Interest Rate Swap	Receive	1.450%	10/29/10	DUB	55,500,000	79,892	(102,803)
Call - OTC 5-Year Interest Rate Swap	Receive	1.450%	10/29/10	JPM	15,000,000	25,875	(27,785)
Call - OTC 5-Year Interest Rate Swap	Receive	1.450%	10/29/10	MSC	57,500,000	120,750	(106,507)
Call - OTC 5-Year Interest Rate Swap	Receive	1.600%	10/29/10	CIT	88,100,000	229,060	(445,152)
Call - OTC 5-Year Interest Rate Swap	Receive	1.600%	10/29/10	JPM	79,100,000	177,975	(399,676)
Call - OTC 5-Year Interest Rate Swap	Receive	1.600%	10/29/10	RBS	296,500,000	616,349	(1,498,155)
Put - OTC 5-Year Interest Rate Swap	Pay	1.950%	10/29/10	BOA	19,500,000	58,500	(3,750)
Put - OTC 5-Year Interest Rate Swap	Pay	1.950%	10/29/10	CSF	34,400,000	170,280	(6,615)
Put - OTC 5-Year Interest Rate Swap	Pay	1.950%	10/29/10	JPM	15,000,000	45,000	(2,884)
Put - OTC 5-Year Interest Rate Swap	Pay	1.950%	10/29/10	MSC	57,500,000	207,000	(11,057)
Put - OTC 5-Year Interest Rate Swap	Pay	2.100%	10/29/10	CIT	88,100,000	426,981	(4,053)
Put - OTC 5-Year Interest Rate Swap	Pay	2.100%	10/29/10	JPM	79,100,000	336,175	(3,639)
Put - OTC 5-Year Interest Rate Swap	Pay	2.100%	10/29/10	RBS	296,500,000	1,660,400	(13,639)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	CIT	10,100,000	45,955	(591,609)
Call - OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	GSC	13,800,000	53,820	(808,336)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	CIT	10,100,000	47,975	(1)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	GSC	13,800,000	75,900	(1)
Put - OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	DUB	122,200,000	806,520	(12)
Put - OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	RBS	164,500,000	965,310	(16)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	01/24/11	CIT	49,200,000	398,520	(2,701)
Put - OTC 10-Year Interest Rate Swap	Pay	5.000%	01/24/11	RBS	27,100,000	271,000	(1,488)
Put - OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	BOA	17,800,000	247,420	(102,270)
Put - OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	BRC	9,600,000	134,880	(55,157)
Put - OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	DUB	8,900,000	121,485	(51,135)
Put - OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	GSC	9,000,000	123,750	(51,710)
Put - OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	RBS	20,300,000	286,930	(116,634)
Put - OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	DUB	14,100,000	146,367	(93,642)
Put - OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	RBS	35,300,000	345,940	(234,438)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BOA	76,900,000	831,997	(412,015)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	52,000,000	465,081	(278,606)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	88,000,000	951,476	(471,486)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	75,800,000	824,764	(406,121)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	JPM	127,900,000	1,288,790	(685,263)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	155,300,000	1,325,423	(832,066)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	28,900,000	174,123	(8,008)
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	CIT	53,800,000	1,330,115	(767,704)
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	RBS	17,900,000	449,469	(255,426)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	BOA	67,400,000	567,113	(450,582)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	8,000,000	54,500	(53,482)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	9,500,000	60,800	(63,509)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	275,000,000	2,184,049	(1,838,430)

						$18,793,072	($11,319,430)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Put - CBOT 5-Year U.S. Treasury Note Futures (12/10)	$119.00	11/26/10	GSC	459	$253,289	($78,891)
Call - CBOT 5-Year U.S. Treasury Note Futures (12/10)	121.00	11/26/10	GSC	178	91,336	(112,641)
Call - CBOT 5-Year U.S. Treasury Note Futures (12/10)	121.50	11/26/10	GSC	281	74,095	(116,351)

					$418,720	($307,883)

Total Written Options					$19,861,402	($12,420,413)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(k)	Swap agreements outstanding as of September 30, 2010 were as follows:

Credit Default Swaps on Asset-Backed Securities – Buy Protection (1)

Upfront
	Fixed Deal						Premiums
	Pay		Expiration	Counter-	Notional		Paid	Unrealized
Referenced Obligation	Rate		Date	party	Amount (4)	Value (5)	(Received)	Appreciation
BFC Genesee Ltd CDO 2.178% due 01/10/41 Δ	(1.280%	)	01/10/41	JPM	$4,920,720	$4,815,842	$-	$4,815,842

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	09/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Sealed Air Corp 5.625% due 07/15/13	(0.580%	)	09/20/13	MSC	1.338%	$2,100,000	$45,896	$-	$45,896
CNA Financial Corp 5.850% due 12/15/14	(0.470%	)	12/20/14	CIT	2.222%	4,000,000	275,102	-	275,102
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	(0.535%	)	12/20/14	BRC	0.967%	2,000,000	34,897	-	34,897
CNA Financial Corp 5.850% due 12/15/14	(0.630%	)	12/20/14	BOA	2.222%	5,000,000	312,163	-	312,163
Masco Corp 6.125% due 10/03/16	(0.915%	)	12/20/16	CSF	3.041%	10,000,000	1,128,330	-	1,128,330
Sprint Nextel Corp 6.000% due 12/01/16	(0.940%	)	12/20/16	DUB	3.737%	5,000,000	726,274	-	726,274
Sprint Nextel Corp 6.000% due 12/01/16	(0.980%	)	12/20/16	JPM	3.737%	5,000,000	715,804	-	715,804
Macy’s Retail Holdings Inc 5.900% due 12/01/16	(2.111%	)	12/20/16	RBS	1.997%	5,000,000	(34,978)	-	(34,978)
CSX Corp 5.600% due 05/01/17	(0.960%	)	06/20/17	BRC	0.612%	5,000,000	(111,679)	-	(111,679)
Rohm & Haas Co 6.000% due 09/15/17	(0.580%	)	09/20/17	UBS	0.830%	5,000,000	80,134	-	80,134
Marks & Spencer Group PLC 6.250% due 12/01/17	(0.950%	)	12/20/17	RBS	1.693%	10,000,000	469,364	-	469,364
Erac USA Finance Co 8.000% due 01/15/11	(2.700%	)	12/20/17	GSC	0.903%	5,000,000	(600,164)	-	(600,164)
Nabors Industries Ltd 6.150% due 02/15/18	(1.020%	)	03/20/18	GSC	1.648%	4,800,000	196,712	-	196,712

							$3,237,855	$-	$3,237,855

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
SLM Corp 5.125% due 08/27/12	5.000%	12/20/10	BOA	2.664%	$400,000	$2,701	($41,000)	$43,701
Citigroup Inc 6.500% due 01/18/11	1.000%	03/20/11	BNP	0.923%	400,000	268	(2,132)	2,400
Citigroup Inc 6.500% due 01/18/11	1.000%	03/20/11	BRC	0.923%	800,000	537	(4,805)	5,342
Citigroup Inc 6.500% due 01/18/11	1.000%	03/20/11	GSC	0.923%	900,000	604	(5,101)	5,705
Citigroup Inc 6.500% due 01/18/11	1.000%	03/20/11	UBS	0.923%	2,100,000	1,409	(11,903)	13,312
MetLife Inc 5.000% due 06/15/15	1.000%	09/20/13	JPM	1.752%	9,030,000	(192,902)	(506,399)	313,497
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	1.681%	4,600,000	336,626	-	336,626
General Electric Capital Corp 5.625% due 09/15/17	4.200%	12/20/13	CIT	1.681%	11,400,000	905,693	-	905,693
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	1.681%	7,700,000	618,979	-	618,979
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	1.681%	7,200,000	600,220	-	600,220
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	1.681%	13,400,000	1,148,569	-	1,148,569
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	1.681%	16,900,000	1,501,527	-	1,501,527
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	1.681%	13,500,000	1,284,054	-	1,284,054
General Electric Capital Corp 5.625% due 09/15/17	4.850%	12/20/13	CIT	1.681%	5,900,000	588,912	-	588,912
General Electric Capital Corp 5.625% due 09/15/17	4.900%	12/20/13	DUB	1.681%	2,800,000	283,871	-	283,871

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/14	BNP	0.567%	$35,900,000	$652,887	$267,540	$385,347
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/14	JPM	0.567%	36,400,000	661,980	271,267	390,713
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/14	MSC	0.567%	1,500,000	27,279	11,179	16,100
Ford Motor Credit Co LLC 7.250% due 10/25/11	5.000%	12/20/14	CIT	2.987%	500,000	38,296	(10,783)	49,079
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/15	BOA	0.740%	1,800,000	(38,165)	(30,832)	(7,333)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/15	CIT	0.740%	1,600,000	(33,925)	(25,924)	(8,001)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/15	GSC	0.740%	1,800,000	(38,165)	(31,254)	(6,911)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/15	RBS	0.740%	1,600,000	(33,925)	(27,427)	(6,498)
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	BOA	1.536%	4,300,000	(96,140)	(75,980)	(20,160)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/15	BOA	0.500%	900,000	20,064	10,239	9,825
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	1.121%	3,000,000	(14,738)	(67,496)	52,758
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	1.121%	3,000,000	(14,738)	(68,880)	54,142
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/15	DUB	0.500%	100,000	2,229	1,161	1,068
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	1.121%	1,500,000	(7,369)	(34,440)	27,071
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	GSC	1.536%	2,200,000	(49,188)	(38,874)	(10,314)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/15	JPM	0.500%	1,900,000	42,358	22,524	19,834
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	UBS	1.536%	2,200,000	(49,188)	(39,880)	(9,308)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	BOA	0.637%	3,400,000	57,834	56,261	1,573
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	BOA	0.637%	1,100,000	18,711	19,101	(390)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	CIT	0.637%	1,000,000	17,010	16,386	624
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	CSF	1.099%	13,400,000	(56,434)	(282,871)	226,437
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	1.099%	8,400,000	(35,376)	(92,192)	56,816
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	RBS	0.637%	2,200,000	37,422	37,125	297
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/15	UBS	0.780%	5,000,000	(126,349)	(132,503)	6,154
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	BOA	1.128%	700,000	(4,059)	(6,372)	2,313
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	BOA	1.180%	300,000	(2,482)	(4,244)	1,762
Brazil Government Bond 12.250% due 003/06/30	1.000%	09/20/15	BRC	1.128%	2,300,000	(13,335)	(19,842)	6,507
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	CIT	1.128%	1,000,000	(5,798)	(15,694)	9,896
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	CIT	1.180%	1,000,000	(8,275)	(15,080)	6,805
Indonesia Government Bond 6.750% due 03/10/14	1.000%	09/20/15	DUB	1.372%	1,000,000	(17,258)	(23,587)	6,329
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	HSB	1.128%	2,600,000	(15,075)	(25,871)	10,796
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	JPM	1.128%	2,900,000	(16,814)	(29,862)	13,048
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	UBS	1.128%	600,000	(3,479)	(5,677)	2,198

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	UBS	1.180%	$500,000	($4,137)	($7,073)	$2,936
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	BOA	1.533%	3,600,000	(54,023)	-	(54,023)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	CIT	1.533%	3,500,000	(52,523)	-	(52,523)

						$7,866,180	($971,195)	$8,837,375

Credit Default Swaps on Credit Indices – Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
Dow Jones CDX HY8 5Y	0.483%	06/20/12	BRC	$770,352	$91	($300)	$391
Dow Jones CDX HY9 5Y Δ	2.080%	12/20/12	MER	7,701,680	233,058	-	233,058
Dow Jones CDX IG10 5Y	0.463%	06/20/13	GSC	6,076,343	51,082	-	51,082
Dow Jones CDX IG10 5Y	0.530%	06/20/13	DUB	4,918,944	50,407	-	50,407
Dow Jones CDX HY12 5Y	5.000%	12/20/14	DUB	2,100,000	231,425	210,450	20,975
Dow Jones CDX EM13	5.000%	06/20/15	BRC	13,800,000	1,710,136	1,513,700	196,436
Dow Jones CDX EM13	5.000%	06/20/15	BRC	300,000	37,177	37,200	(23)
Dow Jones CDX EM13	5.000%	06/20/15	CSF	800,000	99,138	100,000	(862)
Dow Jones CDX EM13	5.000%	06/20/15	DUB	6,600,000	817,891	724,500	93,391
Dow Jones CDX EM13	5.000%	06/20/15	GSC	200,000	24,785	24,700	85
Dow Jones CDX EM13	5.000%	06/20/15	GSC	100,000	12,392	12,650	(258)
Dow Jones CDX EM13	5.000%	06/20/15	HSB	14,600,000	1,809,274	1,642,950	166,324
Dow Jones CDX EM13	5.000%	06/20/15	JPM	2,500,000	309,807	287,600	22,207
Dow Jones CDX EM13 Δ	5.000%	06/20/15	MSC	15,000,000	1,858,843	1,743,250	115,593
Dow Jones CDX IG15 5Y	1.000%	12/20/15	BOA	33,900,000	(99,707)	(179,817)	80,110
Dow Jones CDX IG15 5Y	1.000%	12/20/15	CIT	11,500,000	(33,824)	(47,850)	14,026
Dow Jones CDX IG15 5Y	1.000%	12/20/15	DUB	32,300,000	(95,001)	(131,504)	36,503
Dow Jones CDX IG15 5Y	1.000%	12/20/15	GSC	4,900,000	(14,412)	(23,147)	8,735
Dow Jones CDX IG15 5Y	1.000%	12/20/15	MSC	10,600,000	(31,176)	(53,379)	22,203
Dow Jones CDX EM14 Δ	5.000%	12/20/15	BOA	1,400,000	186,337	182,700	3,637
Dow Jones CDX EM14 Δ	5.000%	12/20/15	BRC	5,900,000	785,276	740,700	44,576
Dow Jones CDX HY15 5Y	5.000%	12/20/15	CIT	10,900,000	(270,326)	(317,375)	47,049
Dow Jones CDX EM14 Δ	5.000%	12/20/15	DUB	5,300,000	705,418	685,650	19,768
Dow Jones CDX EM14 Δ	5.000%	12/20/15	HSB	1,800,000	239,576	234,900	4,676
Dow Jones CDX HY15 5Y	5.000%	12/20/15	JPM	900,000	(22,321)	(24,188)	1,867
Dow Jones CDX EM14 Δ	5.000%	12/20/15	MSC	6,700,000	891,755	871,000	20,755
Dow Jones CDX IG9 10Y	0.548%	12/20/17	GSC	3,761,546	38,409	-	38,409

					$9,525,510	$8,234,390	$1,291,120

Total Credit Default Swaps					$25,445,387	$7,263,195	$18,182,192

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as a defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
France CPI Excluding Tobacco	BNP	Pay	2.090%	10/15/10	EUR 13,000,000	$583,411	($29,507)	$612,918
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10	17,600,000	862,149	7,539	854,610
3-Month Australian Bank Bill	RBC	Pay	4.250%	06/15/11	AUD 22,500,000	(133,348)	(3,311)	(130,037)
3-Month Australian Bank Bill	DUB	Pay	4.500%	06/15/11	165,700,000	(688,395)	171,091	(859,486)
3-Month Australian Bank Bill	MSC	Pay	4.500%	06/15/11	97,100,000	(403,398)	93,193	(496,591)
6-Month Australian Bank Bill	UBS	Pay	4.250%	09/15/11	69,000,000	(546,886)	569,776	(1,116,662)
6-Month Australian Bank Bill	RBS	Pay	6.250%	09/15/11	24,000,000	258,575	15,225	243,350
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 140,100,000	(2,723,196)	(3,058,879)	335,683
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	57,600,000	(476,957)	(1,033,120)	556,163
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	55,800,000	(340,220)	(701,210)	360,990
BRL-CDI-Compounded	GSC	Pay	10.835%	01/02/12	92,900,000	628,445	89,093	539,352
BRL-CDI-Compounded	MER	Pay	12.540%	01/02/12	70,600,000	2,066,699	(359,262)	2,425,961
BRL-CDI-Compounded	MSC	Pay	12.540%	01/02/12	9,400,000	275,170	(63,169)	338,339
BRL-CDI-Compounded	UBS	Pay	12.540%	01/02/12	11,400,000	333,716	(56,175)	389,891
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	3,000,000	174,703	20,000	154,703
BRL-CDI-Compounded	MSC	Pay	14.765%	01/02/12	9,300,000	541,578	39,058	502,520
6-Month Australian Bank Bill	UBS	Pay	6.000%	09/15/12	AUD 93,000,000	1,402,677	-	1,402,677
BRL-CDI-Compounded	HSB	Pay	11.880%	01/02/13	BRL 12,000,000	55,166	(8,462)	63,628
BRL-CDI-Compounded	HSB	Pay	11.890%	01/02/13	21,800,000	131,799	36,808	94,991
BRL-CDI-Compounded	MER	Pay	11.900%	01/02/13	65,400,000	354,047	87,319	266,728
BRL-CDI-Compounded	GSC	Pay	11.930%	01/02/13	17,200,000	107,384	(24,657)	132,041
BRL-CDI-Compounded	MSC	Pay	11.980%	01/02/13	10,400,000	72,093	16,206	55,887
BRL-CDI-Compounded	JPM	Pay	12.170%	01/02/13	4,500,000	43,412	15,741	27,671
BRL-CDI-Compounded	RBC	Pay	12.180%	01/02/13	22,800,000	222,612	32,774	189,838
BRL-CDI-Compounded	HSB	Pay	12.300%	01/02/13	5,300,000	60,401	17,675	42,726
BRL-CDI-Compounded Δ	CSF	Pay	12.480%	01/02/13	37,800,000	345,153	112,805	232,348
BRL-CDI-Compounded Δ	MSC	Pay	12.590%	01/02/13	200,000	2,068	272	1,796
BRL-CDI-Compounded	MSC	Pay	12.510%	01/02/14	1,000,000	14,799	4,604	10,195
BRL-CDI-Compounded	GSC	Pay	12.650%	01/02/14	1,000,000	16,783	6,540	10,243
28-Day Mexico Interbank TIIE Banxico	HSB	Pay	7.330%	01/28/15	MXN 70,300,000	349,402	31,045	318,357
6-Month EUR-LIBOR	BNP	Pay	2.000%	09/15/15	EUR 9,500,000	32,567	(73,672)	106,239
6-Month EUR-LIBOR	BOA	Pay	2.000%	09/15/15	36,400,000	124,785	(302,179)	426,964
6-Month EUR-LIBOR	BRC	Pay	2.000%	09/15/15	19,100,000	65,478	(165,442)	230,920
6-Month EUR-LIBOR	CSF	Pay	2.000%	09/15/15	22,900,000	78,505	(200,008)	278,513
6-Month EUR-LIBOR	MSC	Pay	2.000%	09/15/15	100,000	343	(642)	985
3-Month Canadian Bank Bill	RBC	Pay	5.800%	12/19/23	CAD 23,200,000	982,574	128,822	853,752
3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	54,000,000	1,807,064	(36,710)	1,843,774

Total Interest Rate Swaps						$6,681,158	($4,620,819)	$11,301,977

Total Swap Agreements						$32,126,545	$2,642,376	$29,484,169

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$53,693,909	$53,693,909	$-	$-
	Preferred Stocks (1)	1,798,005	-	-	1,798,005
	Corporate Bonds & Notes	1,611,443,897	-	1,610,723,955	719,942
	Senior Loan Notes	19,224,417	-	19,224,417	-
	Mortgage-Backed Securities	2,074,961,232	-	2,056,405,235	18,555,997
	Asset-Backed Securities	41,486,406	-	41,486,406	-
	U.S. Government Agency Issues	183,353,276	-	183,353,276	-
	U.S. Treasury Obligations	2,283,444,697	-	2,283,444,697	-
	Foreign Government Bonds & Notes	472,944,141	-	472,944,141	-
	Municipal Bonds	197,518,313	-	197,518,313	-
	Short-Term Investments	801,106,834	-	801,106,834	-
	Derivatives (2)
	Credit Contracts	27,742,835	-	27,742,835	-
	Foreign Exchange Contracts	19,831,643	-	19,831,643	-
	Interest Rate Contracts	21,943,400	9,949,842	11,993,558	-

		69,517,878	9,949,842	59,568,036	-

		7,810,493,005	63,643,751	7,725,775,310	21,073,944

Liabilities	Securities Sold Short	(54,281,250)	-	(54,281,250)	-
	Derivatives (2)
	Credit Contracts	(2,386,966)	-	(2,297,448)	(89,518)
	Foreign Exchange Contracts	(42,809,050)	-	(42,809,050)	-
	Interest Rate Contracts	(17,643,295)	(307,883)	(16,790,500)	(544,912)

		(62,839,311)	(307,883)	(61,896,998)	(634,430)

		(117,120,561)	(307,883)	(116,178,248)	(634,430)

	Total	$7,693,372,444	$63,335,868	$7,609,597,062	$20,439,514

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended September 30, 2010:

								Change in Net
								Unrealized
								Appreciation
								(Depreciation)
					Total Change			on Level 3
					in Net	Transfers		Holdings
	Value,	Net	Accrued	Total Net	Unrealized	In and/or		Held at the End
	Beginning	Purchases	Discounts	Realized Gains	Appreciation	Out of	Value,	of Period,
	of Period	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable
Preferred Stocks (1)	$2,067,416	$-	$-	$-	($269,411)	$-	$1,798,005	($269,411)
Corporate Bonds & Notes	6,139,304	(100,000)	(12,228)	(5,908)	933,704	(6,234,930)	719,942	972
Mortgage-Backed Securities	978,251	16,914,530	574	1,064	661,578	-	18,555,997	661,578
Derivatives (2)
Credit Contracts	-	(112,461)	-	-	22,943	-	(89,518)	22,943
Interest Rate Contracts	-	(378,480)	-	-	(166,432)	-	(544,912)	(166,432)

	$9,184,971	$16,323,589	($11,654)	($4,844)	$1,182,382	($6,234,930)	$20,439,514	$249,650

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives include open futures contracts, swap contracts, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 38.5%

Consumer Discretionary - 2.4%

Comcast Cable Communications Holdings Inc 8.375% due 03/15/13	$11,740,000	$13,642,197
Cox Communications Inc 7.125% due 10/01/12	6,675,000	7,391,955
NBC Universal Inc 2.100% due 04/01/14 ~ Δ	4,650,000	4,677,082
Reed Elsevier Capital Inc 4.625% due 06/15/12	8,525,000	8,939,187
Thomson Reuters Corp (Canada) 5.700% due 10/01/14	4,441,000	5,100,146

		39,750,567

Consumer Staples - 3.0%

Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	5,490,000	5,702,057
7.200% due 01/15/14 ~	4,125,000	4,811,153
General Mills Inc
5.250% due 08/15/13	2,225,000	2,485,347
6.000% due 02/15/12	5,350,000	5,708,723
Kellogg Co 5.125% due 12/03/12	6,300,000	6,848,094
Kraft Foods Inc
2.625% due 05/08/13	5,725,000	5,938,468
6.000% due 02/11/13	1,425,000	1,583,641
Philip Morris International Inc 6.875% due 03/17/14	6,600,000	7,789,815
The Kroger Co 6.750% due 04/15/12	2,275,000	2,466,928
Wal-Mart Stores Inc 3.200% due 05/15/14	7,500,000	8,039,602

		51,373,828

Energy - 1.3%

BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	4,225,000	4,254,022
Enterprise Products Operating LLC
4.600% due 08/01/12	4,675,000	4,925,299
6.375% due 02/01/13	2,622,000	2,860,348
The Williams Cos Inc Credit Linked Certificate Trust 6.375% due 10/01/10 ~ Δ	2,500,000	2,500,000
Williams Partners LP
3.800% due 02/15/15	3,400,000	3,582,192
7.500% due 06/15/11	1,450,000	1,512,499
XTO Energy Inc 5.900% due 08/01/12	2,290,000	2,499,700

		22,134,060

Financials - 22.8%

Banco Bilbao Vizcaya Argentaria 2.450% due 06/22/12	40,000,000	41,006,320
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 2.600% due 01/22/13 ~	2,650,000	2,733,181
BRFkredit AS (Denmark) 2.050% due 04/15/13 ~	14,200,000	14,567,638
Citigroup Funding Inc 2.125% due 07/12/12	8,300,000	8,534,923
Citigroup Inc 2.125% due 04/30/12	50,900,000	52,215,714
Commonwealth Bank of Australia (Australia) 2.500% due 12/10/12 ~	3,700,000	3,847,574
FIH Erhvervsbank AS (Denmark) 2.450% due 08/17/12 ~	8,300,000	8,515,277
General Electric Capital Corp
2.000% due 09/28/12	7,400,000	7,605,994
2.125% due 12/21/12	16,000,000	16,518,048
2.625% due 12/28/12	26,000,000	27,123,642
General Motors Acceptance Corp 1.750% due 10/30/12	26,600,000	27,226,297
HSBC Finance Corp
0.628% due 08/09/11 §	2,125,000	2,122,928
0.768% due 04/24/12 §	5,175,000	5,134,982
ING Bank (Netherlands) 2.625% due 02/09/12 ~	7,300,000	7,464,856
Intesa Sanpaolo SPA (Italy) 2.375% due 12/21/12	4,800,000	4,808,885
Landwirtschaftliche Rentenbank (Germany) 1.875% due 09/24/12	4,000,000	4,092,320
Lloyds TSB Bank PLC (United Kingdom) 4.375% due 01/12/15 ~	2,525,000	2,589,107
Massachusetts Mutual Global Funding II 0.789% due 09/27/13 § ~ Δ	8,350,000	8,345,090
MetLife Inc 2.375% due 02/06/14	1,550,000	1,568,019
Metropolitan Life Global Funding I
2.500% due 01/11/13 ~	11,075,000	11,346,825
5.125% due 06/10/14 ~	3,725,000	4,137,369
Prudential Financial Inc
2.750% due 01/14/13	6,325,000	6,483,447
5.100% due 09/20/14	1,579,000	1,728,162
Rabobank Nederland NV (Netherlands) 4.200% due 05/13/14 ~	4,325,000	4,612,310
Reinsurance Group of America Inc 6.750% due 12/15/11	3,281,000	3,434,666
Simon Property Group LP 4.200% due 02/01/15	4,975,000	5,345,732
Stadshypotek AB (Sweden) 1.450% due 09/30/13 ~ Δ	12,700,000	12,751,892
Standard Chartered PLC (United Kingdom) 3.850% due 04/27/15 ~	4,325,000	4,517,181
Sun Life Financial Global Funding LP 0.784% due 10/06/13 § ~	4,700,000	4,572,512
Suncorp-Metway Ltd (Australia) 1.776% due 04/15/11 § ~	21,800,000	21,936,926
The Bear Stearns Cos Inc LLC 5.700% due 11/15/14	9,000,000	10,161,018
6.950% due 08/10/12	12,100,000	13,380,749
The Royal Bank of Scotland PLC (United Kingdom) 3.400% due 08/23/13	4,375,000	4,488,715
US Central Federal Credit Union 1.900% due 10/19/12	7,300,000	7,490,464
Wachovia Corp 5.500% due 05/01/13	7,300,000	8,030,606
Waddell & Reed Financial Inc 5.600% due 01/15/11	4,350,000	4,409,282
WEA Finance LLC 5.400% due 10/01/12 ~	7,000,000	7,469,854
Western Corporate Federal Credit Union 1.750% due 11/02/12	3,700,000	3,784,967

		386,103,472

Health Care - 1.5%

Express Scripts Inc 5.250% due 06/15/12	4,625,000	4,939,583
Merck & Co Inc 1.875% due 06/30/11	2,700,000	2,731,385
Novartis Capital Corp 1.900% due 04/24/13	8,175,000	8,397,573
Roche Holdings Inc 5.000% due 03/01/14 ~	6,175,000	6,911,319
St. Jude Medical Inc 3.750% due 07/15/14	2,925,000	3,140,467

		26,120,327

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Industrials - 0.9%

CSX Corp 6.750% due 03/15/11	$2,175,000	$2,230,028
Tyco International Finance SA (Luxembourg) 6.000% due 11/15/13	5,000,000	5,671,520
Waste Management Inc
5.000% due 03/15/14	2,925,000	3,220,978
6.375% due 11/15/12	3,605,000	3,957,082

		15,079,608

Information Technology - 1.3%

Dell Inc 1.400% due 09/10/13	4,925,000	4,947,310
Fiserv Inc 6.125% due 11/20/12	7,294,000	7,963,188
Hewlett-Packard Co 2.250% due 05/27/11	9,400,000	9,524,795

		22,435,293

Telecommunication Services - 3.4%

Rogers Communications Inc (Canada)
5.500% due 03/15/14	1,175,000	1,318,509
6.250% due 06/15/13	1,250,000	1,407,600
6.375% due 03/01/14	3,250,000	3,747,689
7.875% due 05/01/12	471,000	520,260
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	7,675,000	8,252,651
Telefonica Emisiones SAU (Spain) 5.855% due 02/04/13	7,150,000	7,806,899
Verizon Wireless Capital LLC 3.750% due 05/20/11	20,450,000	20,858,161
Vodafone Group PLC (United Kingdom) 5.350% due 02/27/12	12,350,000	13,084,319

		56,996,088

Utilities - 1.9%

Duke Energy Corp 6.300% due 02/01/14	6,018,000	6,882,095
Enel Finance International SA (Luxembourg) 5.700% due 01/15/13 ~ Δ	4,825,000	5,208,071
FirstEnergy Corp 6.450% due 11/15/11	120,000	125,777
Georgia Power Co 1.300% due 09/15/13	5,150,000	5,166,336
MidAmerican Energy Holdings Co 5.000% due 02/15/14	7,054,000	7,744,453
NiSource Finance Corp 7.875% due 11/15/10	50,000	50,347
Progress Energy Inc 6.050% due 03/15/14	3,448,000	3,929,672
Southern Co 0.918% due 10/21/11 §	3,150,000	3,161,803

		32,268,554

Total Corporate Bonds & Notes
(Cost $636,145,415)		652,261,797

MORTGAGE-BACKED SECURITIES - 18.9%

Collateralized Mortgage Obligations - Commercial - 0.8%

Credit Suisse First Boston Mortgage Securities Corp 6.530% due 06/15/34 "	12,997,175	13,206,753
Prudential Commercial Mortgage Trust (IO) 1.666% due 02/11/36 " § ~ Δ	23,118,174	144,380

		13,351,133

Collateralized Mortgage Obligations - Residential - 6.0%

Adjustable Rate Mortgage Trust 3.080% due 04/25/35 " §	625,221	570,773
Banc of America Mortgage Securities Inc 2.792% due 05/25/34 " §	326,617	297,933
Bear Stearns Adjustable Rate Mortgage Trust
2.616% due 04/25/34 " §	683,588	655,545
3.691% due 11/25/34 " §	1,921,145	1,838,048
Bear Stearns Alt-A Trust
0.606% due 01/25/35 " §	2,889,539	2,174,274
0.896% due 04/25/34 " §	810,624	627,933
Chase Mortgage Finance Corp
2.904% due 02/25/37 " §	914,488	861,784
2.926% due 02/25/37 " §	2,359,720	2,380,263
3.146% due 02/25/37 " §	2,273,620	2,294,892
3.154% due 02/25/37 " §	5,190,170	5,193,435
3.186% due 02/25/37 " §	3,716,014	3,454,102
Countrywide Home Loan Mortgage Pass-Through Trust
3.251% due 11/20/34 " §	808,610	704,746
3.321% due 08/25/33 " §	32,359	29,341
3.325% due 02/19/34 " §	2,571,951	2,352,783
Fannie Mae
1.206% due 10/25/31 " §	3,112,983	3,179,695
5.000% due 08/25/19 "	18,753,264	20,450,159
FDIC Structured Sale Guaranteed Notes 0.806% due 02/25/48 " § ~ Δ	3,338,764	3,347,826
First Horizon Asset Securities Inc 2.987% due 12/25/34 " §	282,457	266,013
Freddie Mac
0.000% due 03/15/37 " § Δ	82,957	82,734
7.000% due 09/15/30 "	1,930,143	2,239,001
Harborview Mortgage Loan Trust 0.597% due 06/20/35 " §	1,292,341	1,094,673
JPMorgan Mortgage Trust
2.973% due 07/25/35 " §	867,925	844,262
3.012% due 07/25/35 " §	2,923,757	2,774,049
3.279% due 07/25/35 " §	2,796,581	2,638,431
MASTR Adjustable Rate Mortgages Trust 1.955% due 09/25/34 " §	872,470	648,960
Merrill Lynch Mortgage Investors Inc
2.799% due 07/25/33 " §	93,234	93,099
4.341% due 12/25/35 " §	5,582,000	4,052,981
Sequoia Mortgage Trust 0.794% due 11/20/34 " §	953,425	881,361
Structured Adjustable Rate Mortgage Loan Trust
0.596% due 08/25/35 " §	521,799	432,557
2.463% due 05/25/34 " §	1,177,330	1,126,436
2.533% due 06/25/34 " §	4,183,193	3,916,255
2.644% due 11/25/34 " §	2,336,725	2,098,531
2.651% due 05/25/34 " §	382,348	352,177
2.716% due 09/25/34 " §	512,990	474,444
2.986% due 03/25/34 " §	178,492	160,984
4.121% due 02/25/34 " §	70,630	63,015
Structured Asset Securities Corp 2.557% due 07/25/33 " §	613,562	576,990
Washington Mutual Mortgage Pass-Through Certificates
0.546% due 07/25/45 " §	4,487,579	3,652,745
0.576% due 08/25/45 " §	2,905,462	2,450,873
1.210% due 11/25/46 " §	11,250,650	7,584,204
2.707% due 06/25/34 " §	1,288,794	1,282,125
2.771% due 09/25/35 " §	9,000,000	7,716,168
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 "	1,301,637	1,360,829
Wells Fargo Mortgage-Backed Securities Trust 2.955% due 10/25/35 " §	2,782,052	2,774,864

		102,052,293

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Fannie Mae - 7.9%

2.311% due 05/01/35 " §	$4,802,184	$4,967,778
2.380% due 03/01/35 " §	1,395,022	1,452,654
2.451% due 04/01/34 " §	2,988,308	3,130,671
2.466% due 05/01/35 " §	1,060,687	1,093,004
2.590% due 02/01/33 - 02/01/34 " §	10,499,541	10,959,908
2.600% due 08/01/35 " §	6,025,038	6,307,171
2.606% due 07/01/35 " §	7,146,962	7,483,350
2.611% due 06/01/35 " §	2,116,973	2,196,603
2.625% due 05/01/33 " §	58,402	60,909
2.645% due 04/01/33 " §	654,408	683,872
2.676% due 05/01/33 " §	2,453,099	2,571,579
2.725% due 04/01/35 " §	2,104,208	2,202,619
2.749% due 06/01/33 " §	2,415,340	2,526,283
2.790% due 07/01/35 " §	2,546,588	2,672,050
2.799% due 07/01/35 " §	2,990,732	3,145,287
2.805% due 02/01/33 " §	398,147	416,990
2.894% due 01/01/35 " §	2,077,930	2,167,397
2.903% due 12/01/33 " §	2,310,605	2,407,465
3.009% due 12/01/33 " §	2,779,016	2,900,282
3.033% due 08/01/33 " §	4,190,017	4,398,719
3.034% due 02/01/34 " §	2,125,577	2,226,638
3.080% due 11/01/35 " §	2,114,883	2,207,817
3.098% due 10/01/34 " §	1,450,089	1,530,543
3.500% due 12/01/25 "	38,000,000	38,914,356
4.937% due 06/01/35 " §	3,049,564	3,201,270
5.500% due 01/01/18 - 08/01/19 "	9,425,726	10,246,562
6.000% due 01/01/18 "	5,531,845	5,977,715
6.500% due 05/01/33 "	3,404,473	3,792,356
7.000% due 05/01/33 - 06/01/33 "	1,196,184	1,332,736

		133,174,584

Freddie Mac - 1.9%

2.644% due 03/01/35 " §	1,572,990	1,645,735
2.733% due 03/01/35 " §	1,308,959	1,374,649
2.765% due 08/01/35 " §	4,854,104	5,100,696
3.094% due 02/01/34 " §	4,885,614	5,109,773
4.386% due 02/01/35 " §	1,762,269	1,827,937
4.885% due 09/01/35 " §	5,846,575	6,025,048
5.500% due 03/01/18 - 01/01/20 "	2,059,935	2,225,747
6.000% due 04/01/33 "	7,523,732	8,251,985

		31,561,570

Government National Mortgage Association - 2.3%

1.875% due 01/20/35 " §	4,158,127	4,252,613
3.500% due 09/20/34 " §	2,200,998	2,275,957
4.000% due 10/01/40 - 11/01/40 "	21,000,000	21,683,750
5.500% due 07/15/20 "	2,011,012	2,178,398
6.000% due 01/15/22 "	7,989,245	8,647,241

		39,037,959

Total Mortgage-Backed Securities
(Cost $321,915,005)		319,177,539

ASSET-BACKED SECURITIES - 7.6%

Bank of America Auto Trust
1.670% due 12/15/13 " ~ Δ	14,000,000	14,156,673
1.700% due 12/15/11 " ~ Δ	1,785,224	1,786,187
2.130% due 09/15/13 " ~ Δ	12,000,000	12,150,760
College Loan Corp Trust
0.598% due 07/25/24 " §	10,000,000	9,930,810
0.658% due 04/25/21 " §	8,500,000	8,464,151
Collegiate Funding Services Education Loan Trust I 0.379% due 12/28/21 " §	5,224,221	5,152,091
Countrywide Home Equity Loan Trust
0.477% due 12/15/29 " §	462,236	251,143
0.477% due 04/15/30 " §	753,281	489,723
0.517% due 10/15/28 " §	447,682	395,944
0.517% due 06/15/29 " §	440,818	318,837
Ford Credit Auto Owner Trust 1.510% due 01/15/14 "	12,000,000	12,114,919
GMAC Mortgage Corp Loan Trust 7.000% due 09/25/37 "	2,118,944	1,324,381
HSBC Home Equity Loan Trust 0.607% due 09/20/33 " §	1,889,849	1,753,140
Knowledgeworks Foundation 1.242% due 02/25/42 " §	2,200,000	2,172,773
Nelnet Education Loan Funding Inc 0.418% due 11/25/15 " §	2,441,709	2,439,688
Nelnet Student Loan Trust 1.212% due 07/27/48 " § ~	2,800,000	2,804,375
Northstar Education Finance Inc 0.608% due 04/28/16 " §	5,754,034	5,504,481
0.658% due 04/28/17 " §	6,720,000	6,676,723
SLM Student Loan Trust
0.498% due 07/25/17 " §	8,030,490	7,993,707
0.528% due 07/25/18 " §	20,500,000	20,422,502
Suntrust Student Loan Trust 0.588% due 07/28/20 " § ~ Δ	7,545,491	7,520,600
Wachovia Student Loan Trust 0.608% due 07/27/20 " §	5,000,000	4,962,478

Total Asset-Backed Securities
(Cost $129,929,686)		128,786,086

U.S. GOVERNMENT AGENCY ISSUES - 4.6%

Fannie Mae 2.050% due 04/26/13	23,000,000	23,179,101
Federal Home Loan Bank
0.497% due 10/13/11 §	30,000,000	30,012,540
1.375% due 06/08/12	12,300,000	12,487,403
Freddie Mac 4.500% due 01/15/13	12,000,000	13,057,872

Total U.S. Government Agency Issues
(Cost $78,372,717)		78,736,916

U.S. TREASURY OBLIGATIONS - 29.7%

U.S. Treasury Inflation Protected Securities - 1.9%

2.375% due 04/15/11 ∧	4,942,620	5,006,335
3.000% due 07/15/12 ∧	24,977,706	26,544,658

		31,550,993

U.S. Treasury Notes - 27.8%

0.625% due 06/30/12	14,700,000	14,761,990
0.750% due 05/31/12	51,700,000	52,022,918
0.750% due 08/15/13	34,000,000	34,135,490
0.875% due 01/31/12	39,800,000	40,093,843
1.000% due 03/31/12 ‡	108,900,000	109,988,564
1.000% due 04/30/12	192,000,000	193,972,992
1.250% due 09/30/15	1,000,000	998,906
1.500% due 12/31/13	23,900,000	24,503,117

		470,477,820

Total U.S. Treasury Obligations
(Cost $497,975,867)		502,028,813

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.7%

Repurchase Agreements - 3.7%

Bank of America Corp 0.300% due 10/01/10 (Dated 09/30/10, repurchase price of $61,700,514; collateralized by Fannie Mae: 4.500% due 10/01/40 and value $62,934,001)	$61,700,000	$61,700,000
Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $535,454; collateralized by Freddie Mac: 0.000% due 12/13/10 and value $549,725)	535,454	535,454

		62,235,454

Total Short-Term Investments
(Cost $62,235,454)		62,235,454

TOTAL INVESTMENTS - 103.0%
(Cost $1,726,574,144)		1,743,226,605

OTHER ASSETS & LIABILITIES, NET - (3.0%)		(51,262,254)

NET ASSETS - 100.0%		$1,691,964,351

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	As of September 30, 2010, 4.3% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(c)	As of September 30, 2010, securities with a total aggregate value of $2,019,992 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of September 30, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (12/10)	1	$1,000,000	$1,645
U.S. Treasury 2-Year Notes (12/10)	2,110	422,000,000	827,648

Short Futures Outstanding
Eurodollar (03/11)	119	119,000,000	(239,785)
Eurodollar (06/11)	119	119,000,000	(329,035)
Eurodollar (09/11)	45	45,000,000	(154,800)
Eurodollar (12/11)	45	45,000,000	(180,675)
U.S. Treasury 5-Year Notes (12/10)	201	20,100,000	(158,413)
U.S. Treasury 10-Year Notes (12/10)	162	16,200,000	(97,216)
U.S. Treasury 30-Year Bonds (12/10)	73	7,300,000	(843)

			($331,474)

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$652,261,797	$-	$652,261,797	$-
	Mortgage-Backed Securities	319,177,539	-	319,177,539	-
	Asset-Backed Securities	128,786,086	-	128,786,086	-
	U.S. Government Agency Issues	78,736,916	-	78,736,916	-
	U.S. Treasury Obligations	502,028,813	-	502,028,813	-
	Short-Term Investments	62,235,454	-	62,235,454	-
	Derivatives (1)
	Interest Rate Contracts	829,293	829,293	-	-

		1,744,055,898	829,293	1,743,226,605	-

Liabilities	Derivatives (1)
	Interest Rate Contracts	(1,160,767)	(1,160,767)	-	-

	Total	$1,742,895,131	($331,474)	$1,743,226,605	$-

(1)	Investments in derivatives include open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	18,502,268	$909,571,516

TOTAL INVESTMENTS - 100.0%
(Cost $1,038,291,801)		909,571,516

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(389,693)

NET ASSETS - 100.0%		$909,181,823

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	40,585,854	$1,292,659,458

TOTAL INVESTMENTS - 100.0%
(Cost $1,588,355,605)		1,292,659,458

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(557,233)

NET ASSETS - 100.0%		$1,292,102,225

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Portfolios’ holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolios’ assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
American Funds Growth Portfolio
Assets	Affiliated Mutual Fund	$909,571,516	$909,571,516	$-	$-

American Funds Growth-Income Portfolio
Assets	Affiliated Mutual Fund	$1,292,659,458	$1,292,659,458	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively “the Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 16.5%

Comcast Corp ‘A’	5,001,065	$90,419,255
DIRECTV ‘A’ *	380,850	15,854,786
J.C. Penney Co Inc	468,388	12,730,786
Lowe’s Cos Inc	858,400	19,133,736
Macy’s Inc	300,840	6,946,396
News Corp ‘B’	1,830,163	27,562,255
Target Corp	140,700	7,519,008
The Home Depot Inc	604,200	19,141,056
Time Warner Cable Inc	548,263	29,600,719
Time Warner Inc	919,566	28,184,698
Viacom Inc ‘B’	2,098,497	75,944,606

		333,037,301

Consumer Staples - 9.9%

Avon Products Inc	365,998	11,752,196
CVS Caremark Corp	946,781	29,795,198
Kraft Foods Inc ‘A’	1,397,479	43,126,202
PepsiCo Inc	103,200	6,856,608
Philip Morris International Inc	253,985	14,228,240
The Coca-Cola Co	387,986	22,704,941
The Procter & Gamble Co	102,360	6,138,529
Unilever NV ‘NY’ (Netherlands)	1,013,996	30,298,200
Wal-Mart Stores Inc	675,010	36,126,535

		201,026,649

Energy - 9.5%

BP PLC ADR (United Kingdom)	271,500	11,177,655
Chevron Corp	516,400	41,854,220
ConocoPhillips	569,300	32,694,899
Halliburton Co	1,125,700	37,226,899
Noble Corp (Switzerland)	216,899	7,329,017
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	523,156	31,546,307
Total SA ADR (France)	293,892	15,164,827
Weatherford International Ltd * (Switzerland)	876,873	14,994,529

		191,988,353

Financials - 21.4%

Aflac Inc	213,700	11,050,427
Bank of America Corp	3,050,013	39,985,670
Citigroup Inc *	6,798,210	26,513,019
JPMorgan Chase & Co	1,524,100	58,022,487
MetLife Inc	723,100	27,803,195
Morgan Stanley	307,302	7,584,213
State Street Corp	206,200	7,765,492
The Bank of New York Mellon Corp	1,520,370	39,727,268
The Chubb Corp	1,326,235	75,582,133
The Goldman Sachs Group Inc	136,084	19,675,025
The PNC Financial Services Group Inc	475,700	24,693,587
The Travelers Cos Inc	811,000	42,253,100
Torchmark Corp	343,200	18,237,648
U.S. Bancorp	620,500	13,415,210
Wells Fargo & Co	776,700	19,518,471

		431,826,945

Health Care - 13.2%

Abbott Laboratories	335,701	17,537,020
Bristol-Myers Squibb Co	1,661,092	45,032,204
Cardinal Health Inc	851,485	28,133,064
GlaxoSmithKline PLC ADR (United Kingdom)	324,997	12,843,881
Merck & Co Inc	1,111,559	40,916,487
Pfizer Inc	3,376,469	57,973,973
Roche Holding AG ADR (Switzerland)	390,500	13,327,765
UnitedHealth Group Inc	1,029,197	36,135,107
WellPoint Inc *	262,400	14,862,336

		266,761,837

Industrials - 6.4%

Emerson Electric Co	314,900	16,582,634
General Electric Co	1,709,502	27,779,408
Honeywell International Inc	531,644	23,360,437
Ingersoll-Rand PLC (Ireland)	629,449	22,477,624
Textron Inc	608,856	12,518,079
Tyco International Ltd (Switzerland)	743,100	27,294,063

		130,012,245

Information Technology - 10.7%

Accenture PLC ‘A’ (Ireland)	269,300	11,442,557
Cisco Systems Inc *	904,500	19,808,550
Dell Inc *	1,672,116	21,670,623
eBay Inc *	2,504,756	61,116,046
Hewlett-Packard Co	535,760	22,539,423
Intel Corp	1,312,848	25,246,067
KLA-Tencor Corp	279,852	9,859,186
Microsoft Corp	250,300	6,129,847
The Western Union Co	309,130	5,462,327
Yahoo! Inc *	2,280,979	32,321,473

		215,596,099

Materials - 4.6%

Alcoa Inc	2,208,827	26,748,895
E.I. du Pont de Nemours & Co	327,677	14,620,948
International Paper Co	2,352,140	51,159,045

		92,528,888

Telecommunication Services - 4.2%

AT&T Inc	1,002,800	28,680,080
Verizon Communications Inc	1,125,926	36,693,928
Vodafone Group PLC ADR (United Kingdom)	771,700	19,145,877

		84,519,885

Utilities - 1.6%

American Electric Power Co Inc	272,400	9,869,052
FirstEnergy Corp	413,220	15,925,499
Sempra Energy	132,100	7,106,980

		32,901,531

Total Common Stocks
(Cost $1,834,213,979)		1,980,199,733

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $41,812,655; collateralized by Freddie Mac: 4.750% due 01/18/11 and value $42,653,588)	$41,812,643	41,812,643

Total Short-Term Investment
(Cost $41,812,643)		41,812,643

TOTAL INVESTMENTS - 100.1%
(Cost $1,876,026,622)		2,022,012,376

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,203,038)

NET ASSETS - 100.0%		$2,020,809,338

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,980,199,733	$1,980,199,733	$-	$-
	Short-Term Investment	41,812,643	-	41,812,643	-

	Total	$2,022,012,376	$1,980,199,733	$41,812,643	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO (Formerly Diversified Research Portfolio)
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%

Energy - 0.3%

Petroleo Brasileiro SA ADR (Brazil)	100,300	$3,291,846

Total Preferred Stocks
(Cost $3,730,264)		3,291,846

COMMON STOCKS - 95.6%

Consumer Discretionary - 13.0%

Carnival Corp (Panama)	203,800	7,787,198
Family Dollar Stores Inc	125,600	5,546,496
Johnson Controls Inc	210,700	6,426,350
Marriott International Inc ‘A’	280,100	10,035,983
Mattel Inc	272,600	6,395,196
McDonald’s Corp	106,800	7,957,668
Omnicom Group Inc	319,500	12,613,860
Ross Stores Inc	190,700	10,416,034
Stanley Black & Decker Inc	83,500	5,116,880
Target Corp	155,800	8,325,952
The Home Depot Inc	345,200	10,935,936
The McGraw-Hill Cos Inc	313,000	10,347,780
Time Warner Cable Inc	189,200	10,214,908
Time Warner Inc	502,800	15,410,820

		127,531,061

Consumer Staples - 10.4%

Colgate-Palmolive Co	64,700	4,972,842
Costco Wholesale Corp	80,500	5,191,445
General Mills Inc	176,600	6,452,964
Kimberly-Clark Corp	86,200	5,607,310
McCormick & Co Inc	121,000	5,086,840
PepsiCo Inc	225,700	14,995,508
Pernod-Ricard SA (France)	98,700	8,256,639
Philip Morris International Inc	247,900	13,887,358
Sysco Corp	379,800	10,831,896
The Clorox Co	68,600	4,579,736
The Coca-Cola Co	108,300	6,337,716
Wal-Mart Stores Inc	214,400	11,474,688
Walgreen Co	153,200	5,132,200

		102,807,142

Energy - 8.6%

Baker Hughes Inc	203,400	8,664,840
Chevron Corp	209,800	17,004,290
CONSOL Energy Inc	91,400	3,378,144
Diamond Offshore Drilling Inc	57,100	3,869,667
Exxon Mobil Corp	283,500	17,517,465
Peabody Energy Corp	139,000	6,812,390
Schlumberger Ltd (Netherlands)	240,900	14,841,849
Spectra Energy Corp	279,000	6,291,450
Total SA ADR (France)	119,300	6,155,880

		84,535,975

Financials - 14.5%

American Express Co	311,500	13,092,345
Aon Corp	299,200	11,701,712
Bank of America Corp	411,600	5,396,076
JPMorgan Chase & Co	406,000	15,456,420
Kimco Realty Corp REIT	361,500	5,693,625
MetLife Inc	118,900	4,571,705
Morgan Stanley	189,200	4,669,456
NYSE Euronext	232,900	6,653,953
State Street Corp	237,600	8,948,016
The Bank of New York Mellon Corp	239,500	6,258,135
The Charles Schwab Corp	265,400	3,689,060
The Chubb Corp	154,600	8,810,654
The Goldman Sachs Group Inc	36,400	5,262,712
The PNC Financial Services Group Inc	99,300	5,154,663
U.S. Bancorp	590,300	12,762,286
Waddell & Reed Financial Inc ‘A’	288,300	7,887,888
Wells Fargo & Co	664,100	16,688,833

		142,697,539

Health Care - 10.7%

Abbott Laboratories	112,700	5,887,448
Baxter International Inc	110,300	5,262,413
C.R. Bard Inc	100,500	8,183,715
CIGNA Corp	169,600	6,068,288
Covidien PLC (Ireland)	159,500	6,410,305
DENTSPLY International Inc	412,200	13,178,034
Johnson & Johnson	108,500	6,722,660
McKesson Corp	217,100	13,412,438
Medtronic Inc	158,800	5,332,504
Novartis AG (Switzerland)	111,400	6,411,952
Pfizer Inc	1,213,300	20,832,361
Stryker Corp	159,500	7,982,975

		105,685,093

Industrials - 14.4%

C.H. Robinson Worldwide Inc	51,300	3,586,896
Cooper Industries PLC (Ireland)	166,300	8,137,059
Danaher Corp	367,000	14,903,870
Deere & Co	86,200	6,015,036
Expeditors International of Washington Inc	138,600	6,407,478
Fastenal Co	199,900	10,632,681
Fluor Corp	138,200	6,845,046
Harsco Corp	186,900	4,594,002
Illinois Tool Works Inc	100,900	4,744,318
Lockheed Martin Corp	105,400	7,512,912
Norfolk Southern Corp	118,500	7,051,935
Republic Services Inc	397,400	12,116,726
Robert Half International Inc	194,500	5,057,000
Rockwell Automation Inc	23,300	1,438,309
Rockwell Collins Inc	165,800	9,657,850
Roper Industries Inc	235,700	15,362,926
Tyco International Ltd (Switzerland)	223,900	8,223,847
United Parcel Service Inc ‘B’	136,200	9,083,178

		141,371,069

Information Technology - 12.7%

Accenture PLC ‘A’ (Ireland)	382,700	16,260,923
Analog Devices Inc	157,400	4,939,212
Applied Materials Inc	383,800	4,482,784
Automatic Data Processing Inc	234,200	9,843,426
Cisco Systems Inc *	258,800	5,667,720
Hewlett-Packard Co	122,900	5,170,403
International Business Machines Corp	87,400	11,723,836
Linear Technology Corp	90,300	2,774,919
Microchip Technology Inc	170,000	5,346,500
Microsoft Corp	483,900	11,850,711
QUALCOMM Inc	145,700	6,573,984
Texas Instruments Inc	449,700	12,204,858
The Western Union Co	650,900	11,501,403
Visa Inc ‘A’	139,800	10,381,548
Xilinx Inc	241,200	6,418,332

		125,140,559

Materials - 5.4%

Air Products & Chemicals Inc	49,500	4,099,590
Freeport-McMoRan Copper & Gold Inc	15,700	1,340,623
Nucor Corp	125,300	4,786,460
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	37,600	5,415,904
Praxair Inc	198,600	17,925,636
Sigma-Aldrich Corp	177,400	10,711,412

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
The Sherwin-Williams Co	77,200	$5,800,808
Vulcan Materials Co	85,700	3,164,044

		53,244,477

Telecommunication Services - 3.4%

AT&T Inc	306,400	8,763,040
Crown Castle International Corp *	281,200	12,414,980
Telefonica SA (Spain)	138,400	3,435,242
Vodafone Group PLC ADR (United Kingdom)	366,800	9,100,308

		33,713,570

Utilities - 2.5%

Exelon Corp	119,600	5,092,568
PPL Corp	193,300	5,263,559
Public Service Enterprise Group Inc	220,200	7,284,216
Sempra Energy	126,200	6,789,560

		24,429,903

Total Common Stocks
(Cost $971,797,731)		941,156,388

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.3%

Repurchase Agreement - 4.3%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $41,883,242; collateralized by Freddie Mac: 0.000% due 01/25/11 and value $42,721,531)	$41,883,230	41,883,230

Total Short-Term Investment
(Cost $41,883,230)		41,883,230

TOTAL INVESTMENTS - 100.2%
(Cost $1,017,411,225)		986,331,464

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,774,848)

NET ASSETS - 100.0%		$984,556,616

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$3,291,846	$3,291,846	$-	$-
	Common Stocks
	Consumer Discretionary	127,531,061	127,531,061	-	-
	Consumer Staples	102,807,142	94,550,503	8,256,639	-
	Energy	84,535,975	84,535,975	-	-
	Financials	142,697,539	142,697,539	-	-
	Health Care	105,685,093	99,273,141	6,411,952	-
	Industrials	141,371,069	141,371,069	-	-
	Information Technology	125,140,559	125,140,559	-	-
	Materials	53,244,477	53,244,477	-	-
	Telecommunication Services	33,713,570	30,278,328	3,435,242	-
	Utilities	24,429,903	24,429,903	-	-

		941,156,388	923,052,555	18,103,833	-
	Short-Term Investment	41,883,230	-	41,883,230	-

	Total	$986,331,464	$926,344,401	$59,987,063	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%

Consumer Discretionary - 15.6%

Coach Inc	59,700	$2,564,712
Comcast Corp ‘A’	48,700	880,496
DreamWorks Animation SKG Inc ‘A’ *	66,700	2,128,397
Lowe’s Cos Inc	36,100	804,669
Scripps Networks Interactive Inc ‘A’	18,300	870,714
Strayer Education Inc	2,300	401,350
Target Corp	81,860	4,374,598
Tiffany & Co	53,100	2,495,169
Time Warner Cable Inc	20,904	1,128,607
Time Warner Inc	16,503	505,817
Urban Outfitters Inc *	56,400	1,773,216
Viacom Inc ‘B’	76,800	2,779,392

		20,707,137

Consumer Staples - 8.2%

Alberto-Culver Co	27,800	1,046,670
Avon Products Inc	32,600	1,046,786
Colgate-Palmolive Co	16,500	1,268,190
General Mills Inc	16,300	595,602
PepsiCo Inc	48,800	3,242,272
Philip Morris International Inc	40,000	2,240,800
The Procter & Gamble Co	24,400	1,463,268

		10,903,588

Energy - 8.9%

Anadarko Petroleum Corp	26,500	1,511,825
Baker Hughes Inc	12,700	541,020
Cenovus Energy Inc (NYSE) (Canada)	27,100	779,667
Halliburton Co	43,100	1,425,317
Noble Energy Inc	9,600	720,864
Schlumberger Ltd (Netherlands)	64,700	3,986,167
Transocean Ltd * (Switzerland)	10,100	649,329
Weatherford International Ltd * (Switzerland)	127,700	2,183,670

		11,797,859

Financials - 4.9%

JPMorgan Chase & Co	29,900	1,138,293
The Bank of New York Mellon Corp	22,100	577,473
The Charles Schwab Corp	112,900	1,569,310
The Goldman Sachs Group Inc	17,400	2,515,692
The Progressive Corp	34,400	717,928

		6,518,696

Health Care - 13.9%

Allergan Inc	34,000	2,262,020
Boston Scientific Corp *	176,400	1,081,332
Celgene Corp *	47,300	2,724,953
Cerner Corp *	58,500	4,913,415
DaVita Inc *	1,600	110,448
Medtronic Inc	70,600	2,370,748
Merck & Co Inc	16,700	614,727
Shire PLC ADR (United Kingdom)	45,000	3,027,600
Teva Pharmaceutical Industries Ltd ADR (Israel)	10,436	550,499
Universal Health Services Inc ‘B’	18,400	715,024

		18,370,766

Industrials - 6.7%

Danaher Corp	43,600	1,770,596
Emerson Electric Co	18,200	958,412
FedEx Corp	29,200	2,496,600
Illinois Tool Works Inc	26,300	1,236,626
Iron Mountain Inc	47,000	1,049,980
Jacobs Engineering Group Inc *	9,400	363,780
W.W. Grainger Inc	8,700	1,036,257

		8,912,251

Information Technology - 29.1%

Akamai Technologies Inc *	22,500	1,129,050
Apple Inc *	16,050	4,554,188
Broadcom Corp ‘A’	59,700	2,112,783
Cisco Systems Inc *	160,630	3,517,797
eBay Inc *	28,700	700,280
First Solar Inc *	10,500	1,547,175
Google Inc ‘A’ *	9,520	5,005,521
International Business Machines Corp	6,600	885,324
Jabil Circuit Inc	51,000	734,910
Juniper Networks Inc *	113,000	3,429,550
KLA-Tencor Corp	47,800	1,683,994
Maxim Integrated Products Inc	35,700	660,807
NetApp Inc *	16,400	816,556
Nintendo Co Ltd ADR (Japan)	53,400	1,666,080
Oracle Corp	108,000	2,899,800
Paychex Inc	22,500	618,525
QUALCOMM Inc	89,760	4,049,971
Visa Inc ‘A’	33,900	2,517,414

		38,529,725

Materials - 5.7%

Allegheny Technologies Inc	52,800	2,452,560
Cliffs Natural Resources Inc	18,700	1,195,304
Ecolab Inc	20,600	1,045,244
Monsanto Co	41,500	1,989,095
Vulcan Materials Co	25,500	941,460

		7,623,663

Telecommunication Services - 2.4%

American Tower Corp ‘A’ *	60,900	3,121,734

Total Common Stocks
(Cost $108,823,252)		126,485,419

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.2%

Repurchase Agreement - 4.2%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $5,515,362; collateralized by Federal Home Loan Bank: 0.950% due 11/30/10 and value $5,626,019)	$5,515,360	5,515,360

Total Short-Term Investment
(Cost $5,515,360)		5,515,360

TOTAL INVESTMENTS - 99.6%
(Cost $114,338,612)		132,000,779

OTHER ASSETS & LIABILITIES, NET - 0.4%		549,967

NET ASSETS - 100.0%		$132,550,746

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$126,485,419	$126,485,419	$-	$-
	Short-Term Investment	5,515,360	-	5,515,360	-

	Total	$132,000,779	$126,485,419	$5,515,360	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 10.4%

Abercrombie & Fitch Co ‘A’	20,849	$819,783
Amazon.com Inc *	83,435	13,104,301
Apollo Group Inc ‘A’ *	29,947	1,537,778
AutoNation Inc *	14,849	345,239
AutoZone Inc *	6,765	1,548,576
Bed Bath & Beyond Inc *	62,194	2,699,842
Best Buy Co Inc	81,460	3,326,012
Big Lots Inc *	17,823	592,615
CarMax Inc *	52,725	1,468,919
Carnival Corp (Panama)	102,448	3,914,538
CBS Corp ‘B’	160,698	2,548,670
Coach Inc	70,157	3,013,945
Comcast Corp ‘A’	662,062	11,970,081
D.R. Horton Inc	65,433	727,615
Darden Restaurants Inc	32,662	1,397,280
DeVry Inc	14,705	723,633
DIRECTV ‘A’ *	204,473	8,512,211
Discovery Communications Inc ‘A’ *	67,165	2,925,036
Eastman Kodak Co *	62,681	263,260
Expedia Inc	49,009	1,382,544
Family Dollar Stores Inc	31,289	1,381,722
Ford Motor Co *	811,067	9,927,460
Fortune Brands Inc	35,792	1,762,040
GameStop Corp ‘A’ *	36,274	714,961
Gannett Co Inc	56,295	688,488
Genuine Parts Co	37,295	1,662,984
H&R Block Inc	72,778	942,475
Harley-Davidson Inc	55,651	1,582,714
Harman International Industries Inc *	16,386	547,456
Hasbro Inc	32,912	1,464,913
International Game Technology	70,458	1,018,118
J.C. Penney Co Inc	55,834	1,517,568
Johnson Controls Inc	158,621	4,837,941
Kohl’s Corp *	72,567	3,822,830
Leggett & Platt Inc	34,699	789,749
Lennar Corp ‘A’	38,465	591,592
Limited Brands Inc	62,437	1,672,063
Lowe’s Cos Inc	331,029	7,378,636
Macy’s Inc	99,738	2,302,950
Marriott International Inc ‘A’	67,522	2,419,313
Mattel Inc	85,746	2,011,601
McDonald’s Corp	251,074	18,707,524
Meredith Corp	8,800	293,128
Newell Rubbermaid Inc	65,540	1,167,267
News Corp ‘A’	537,710	7,022,493
Nike Inc ‘B’	91,154	7,305,082
Nordstrom Inc	39,723	1,477,696
O’Reilly Automotive Inc *	32,671	1,738,097
Office Depot Inc *	63,504	292,118
Omnicom Group Inc	71,089	2,806,594
Polo Ralph Lauren Corp	15,550	1,397,323
priceline.com Inc *	11,405	3,972,818
PulteGroup Inc *	79,055	692,522
RadioShack Corp	29,636	632,136
Ross Stores Inc	28,415	1,552,027
Scripps Networks Interactive Inc ‘A’	21,121	1,004,937
Sears Holdings Corp *	10,446	753,574
Stanley Black & Decker Inc	39,026	2,391,513
Staples Inc	171,968	3,597,571
Starbucks Corp	174,588	4,465,961
Starwood Hotels & Resorts Worldwide Inc	44,787	2,353,557
Target Corp	170,188	9,094,847
The Gap Inc	103,655	1,932,129
The Goodyear Tire & Rubber Co *	57,418	617,244
The Home Depot Inc	392,840	12,445,171
The Interpublic Group of Cos Inc *	115,655	1,160,020
The McGraw-Hill Cos Inc	72,916	2,410,603
The New York Times Co ‘A’ *	28,000	216,720
The TJX Cos Inc	94,515	4,218,204
The Walt Disney Co	451,179	14,938,537
The Washington Post Co ‘B’	1,423	568,360
Tiffany & Co	30,030	1,411,110
Time Warner Cable Inc	83,751	4,521,716
Time Warner Inc	265,270	8,130,526
Urban Outfitters Inc *	30,785	967,880
VF Corp	20,384	1,651,512
Viacom Inc ‘B’	143,232	5,183,566
Whirlpool Corp	17,892	1,448,536
Wyndham Worldwide Corp	42,540	1,168,574
Wynn Resorts Ltd	17,737	1,539,039
Yum! Brands Inc	110,018	5,067,429

		254,175,113

Consumer Staples - 11.2%

Altria Group Inc	491,464	11,804,965
Archer-Daniels-Midland Co	151,340	4,830,773
Avon Products Inc	101,234	3,250,624
Brown-Forman Corp ‘B’	24,482	1,509,070
Campbell Soup Co	45,566	1,628,985
Coca-Cola Enterprises Inc	78,144	2,422,464
Colgate-Palmolive Co	114,646	8,811,692
ConAgra Foods Inc	103,716	2,275,529
Constellation Brands Inc ‘A’ *	41,798	739,407
Costco Wholesale Corp	103,838	6,696,513
CVS Caremark Corp	320,598	10,089,219
Dean Foods Co *	42,702	435,987
Dr Pepper Snapple Group Inc	56,347	2,001,445
General Mills Inc	151,497	5,535,700
H.J. Heinz Co	75,027	3,554,029
Hormel Foods Corp	16,228	723,769
Kellogg Co	61,425	3,102,577
Kimberly-Clark Corp	96,556	6,280,968
Kraft Foods Inc ‘A’	411,316	12,693,212
Lorillard Inc	35,999	2,891,080
McCormick & Co Inc	31,279	1,314,969
Mead Johnson Nutrition Co	48,147	2,740,046
Molson Coors Brewing Co ‘B’	37,290	1,760,834
PepsiCo Inc	375,297	24,934,733
Philip Morris International Inc	432,369	24,221,311
Reynolds American Inc	39,777	2,362,356
Safeway Inc	90,018	1,904,781
Sara Lee Corp	156,321	2,099,391
SUPERVALU Inc	50,082	577,445
Sysco Corp	139,467	3,977,599
The Clorox Co	32,774	2,187,992
The Coca-Cola Co	544,740	31,878,185
The Estee Lauder Cos Inc ‘A’	26,931	1,702,847
The Hershey Co	36,432	1,733,799
The J.M. Smucker Co	28,155	1,704,222
The Kroger Co	152,252	3,297,778
The Procter & Gamble Co	669,588	40,155,192
Tyson Foods Inc ‘A’	70,341	1,126,863
Wal-Mart Stores Inc	471,818	25,251,699
Walgreen Co	229,570	7,690,595
Whole Foods Market Inc *	34,468	1,279,107

		275,179,752

Energy - 10.9%

Anadarko Petroleum Corp	116,693	6,657,336
Apache Corp	85,899	8,397,486
Baker Hughes Inc	101,612	4,328,671
Cabot Oil & Gas Corp	24,560	739,502
Cameron International Corp *	57,460	2,468,482
Chesapeake Energy Corp	154,206	3,492,766
Chevron Corp	474,253	38,438,206
ConocoPhillips	349,921	20,095,963

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
CONSOL Energy Inc	53,057	$1,960,987
Denbury Resources Inc *	94,365	1,499,460
Devon Energy Corp	102,615	6,643,295
Diamond Offshore Drilling Inc	16,390	1,110,750
El Paso Corp	165,503	2,048,927
EOG Resources Inc	59,757	5,555,608
Exxon Mobil Corp	1,201,142	74,218,564
FMC Technologies Inc *	28,585	1,952,070
Halliburton Co	214,764	7,102,245
Helmerich & Payne Inc	24,903	1,007,575
Hess Corp	68,868	4,071,476
Marathon Oil Corp	167,336	5,538,822
Massey Energy Co	24,142	748,885
Murphy Oil Corp	45,244	2,801,508
Nabors Industries Ltd * (Bermuda)	67,412	1,217,461
National Oilwell Varco Inc	98,768	4,392,213
Noble Energy Inc	41,252	3,097,613
Occidental Petroleum Corp	191,564	14,999,461
Peabody Energy Corp	63,505	3,112,380
Pioneer Natural Resources Co	27,242	1,771,547
QEP Resources Inc	41,385	1,247,344
Range Resources Corp	37,680	1,436,738
Rowan Cos Inc *	26,997	819,629
Schlumberger Ltd (Netherlands)	322,264	19,854,685
Southwestern Energy Co *	81,519	2,725,995
Spectra Energy Corp	152,674	3,442,799
Sunoco Inc	28,496	1,040,104
Tesoro Corp	33,695	450,165
The Williams Cos Inc	137,544	2,628,466
Valero Energy Corp	133,641	2,340,054

		265,455,238

Financials - 15.5%

ACE Ltd (Switzerland)	79,885	4,653,301
Aflac Inc	111,003	5,739,965
American Express Co	246,936	10,378,720
American International Group Inc *	31,889	1,246,860
Ameriprise Financial Inc	59,222	2,802,977
Aon Corp	63,667	2,490,016
Apartment Investment & Management Co ‘A’ REIT	27,688	591,969
Assurant Inc	25,133	1,022,913
AvalonBay Communities Inc REIT	20,061	2,084,940
Bank of America Corp	2,366,956	31,030,793
BB&T Corp	163,129	3,928,146
Berkshire Hathaway Inc ‘B’ *	408,036	33,736,416
Boston Properties Inc REIT	32,850	2,730,492
Capital One Financial Corp	107,632	4,256,846
CB Richard Ellis Group Inc ‘A’ *	68,137	1,245,544
Cincinnati Financial Corp	38,454	1,109,398
Citigroup Inc *	5,603,702	21,854,438
CME Group Inc ‘A’	15,845	4,126,830
Comerica Inc	41,675	1,548,226
Discover Financial Services	127,894	2,133,272
E*TRADE Financial Corp *	46,911	682,086
Equity Residential REIT	66,859	3,180,483
Federated Investors Inc ‘B’	21,496	489,249
Fifth Third Bancorp	187,813	2,259,390
First Horizon National Corp *	54,925	626,696
Franklin Resources Inc	34,561	3,694,571
Genworth Financial Inc ‘A’ *	115,597	1,412,595
HCP Inc REIT	73,003	2,626,648
Health Care REIT Inc	29,335	1,388,719
Host Hotels & Resorts Inc REIT	154,859	2,242,358
Hudson City Bancorp Inc	123,961	1,519,762
Huntington Bancshares Inc	169,206	959,398
IntercontinentalExchange Inc *	17,475	1,829,982
Invesco Ltd (Bermuda)	110,392	2,343,622
Janus Capital Group Inc	43,223	473,292
JPMorgan Chase & Co	935,372	35,609,612
KeyCorp	207,761	1,653,778
Kimco Realty Corp REIT	95,871	1,509,968
Legg Mason Inc	36,557	1,108,043
Leucadia National Corp *	46,356	1,094,929
Lincoln National Corp	74,587	1,784,121
Loews Corp	74,985	2,841,932
M&T Bank Corp	20,195	1,652,153
Marsh & McLennan Cos Inc	127,911	3,085,213
Marshall & Ilsley Corp	124,353	875,445
MetLife Inc	213,806	8,220,841
Moody’s Corp	47,956	1,197,941
Morgan Stanley	329,300	8,127,124
Northern Trust Corp	56,946	2,747,075
NYSE Euronext	61,348	1,752,712
People’s United Financial Inc	88,575	1,159,447
Plum Creek Timber Co Inc REIT	38,518	1,359,685
Principal Financial Group Inc	75,562	1,958,567
ProLogis REIT	112,644	1,326,946
Prudential Financial Inc	110,106	5,965,543
Public Storage REIT	32,875	3,190,190
Regions Financial Corp	295,447	2,147,900
Simon Property Group Inc REIT	69,075	6,406,016
SLM Corp *	114,813	1,326,090
State Street Corp	118,298	4,455,103
SunTrust Banks Inc	117,711	3,040,475
T. Rowe Price Group Inc	60,472	3,027,531
The Allstate Corp	126,774	3,999,720
The Bank of New York Mellon Corp	286,263	7,480,052
The Charles Schwab Corp	233,517	3,245,886
The Chubb Corp	74,201	4,228,715
The Goldman Sachs Group Inc	121,612	17,582,663
The Hartford Financial Services Group Inc	104,514	2,398,596
The NASDAQ OMX Group Inc *	34,269	665,847
The PNC Financial Services Group Inc	123,888	6,431,026
The Progressive Corp	157,943	3,296,270
The Travelers Cos Inc	110,839	5,774,712
Torchmark Corp	19,066	1,013,167
U.S. Bancorp	452,111	9,774,640
Unum Group	77,086	1,707,455
Ventas Inc REIT	37,075	1,911,958
Vornado Realty Trust REIT	38,235	3,270,240
Wells Fargo & Co	1,234,427	31,021,151
XL Group PLC (Ireland)	80,854	1,751,298
Zions Bancorp	40,737	870,142

		379,488,831

Health Care - 11.6%

Abbott Laboratories	364,170	19,024,241
Aetna Inc	98,463	3,112,415
Allergan Inc	72,523	4,824,955
AmerisourceBergen Corp	66,418	2,036,376
Amgen Inc *	226,043	12,457,230
Baxter International Inc	137,851	6,576,871
Becton Dickinson & Co	55,004	4,075,796
Biogen Idec Inc *	57,002	3,198,952
Boston Scientific Corp *	356,446	2,185,014
Bristol-Myers Squibb Co	405,121	10,982,830
C.R. Bard Inc	22,347	1,819,716
Cardinal Health Inc	82,838	2,736,968
CareFusion Corp *	44,977	1,117,229
Celgene Corp *	108,512	6,251,376
Cephalon Inc *	17,772	1,109,684
Cerner Corp *	16,693	1,402,045
CIGNA Corp	64,208	2,297,362
Coventry Health Care Inc *	34,968	752,861
DaVita Inc *	24,203	1,670,733
DENTSPLY International Inc	33,691	1,077,101
Eli Lilly & Co	239,339	8,743,054
Express Scripts Inc *	127,953	6,231,311
Forest Laboratories Inc *	67,333	2,082,610

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Genzyme Corp *	60,116	$4,255,612
Gilead Sciences Inc *	197,792	7,043,373
Hospira Inc *	39,410	2,246,764
Humana Inc *	40,030	2,011,107
Intuitive Surgical Inc *	9,272	2,630,837
Johnson & Johnson	649,734	40,257,519
King Pharmaceuticals Inc *	58,622	583,875
Laboratory Corp of America Holdings *	24,446	1,917,300
Life Technologies Corp *	43,177	2,015,934
McKesson Corp	61,676	3,810,343
Medco Health Solutions Inc *	102,274	5,324,385
Medtronic Inc	254,742	8,554,236
Merck & Co Inc	725,992	26,723,766
Mylan Inc *	72,998	1,373,092
Patterson Cos Inc	22,697	650,269
PerkinElmer Inc	27,791	643,084
Pfizer Inc	1,896,207	32,557,874
Quest Diagnostics Inc	34,698	1,751,208
St. Jude Medical Inc *	77,222	3,037,914
Stryker Corp	80,462	4,027,123
Tenet Healthcare Corp *	113,721	536,763
Thermo Fisher Scientific Inc *	96,112	4,601,843
UnitedHealth Group Inc	265,212	9,311,593
Varian Medical Systems Inc *	29,021	1,755,771
Waters Corp *	21,968	1,554,895
Watson Pharmaceuticals Inc *	25,320	1,071,289
WellPoint Inc *	94,273	5,339,623
Zimmer Holdings Inc *	47,724	2,497,397

		283,851,519

Industrials - 10.8%

3M Co	168,189	14,583,668
Avery Dennison Corp	26,093	968,572
C.H. Robinson Worldwide Inc	39,055	2,730,726
Caterpillar Inc	148,682	11,698,300
Cintas Corp	31,074	856,089
CSX Corp	89,558	4,954,349
Cummins Inc	46,893	4,247,568
Danaher Corp	126,161	5,123,398
Deere & Co	100,055	6,981,838
Dover Corp	43,935	2,293,846
Eaton Corp	39,596	3,266,274
Emerson Electric Co	177,433	9,343,622
Equifax Inc	29,926	933,691
Expeditors International of Washington Inc	50,085	2,315,429
Fastenal Co	34,716	1,846,544
FedEx Corp	74,161	6,340,765
Flowserve Corp	13,252	1,450,034
Fluor Corp	42,036	2,082,043
General Dynamics Corp	89,729	5,635,878
General Electric Co	2,521,830	40,979,737
Goodrich Corp	29,447	2,171,127
Honeywell International Inc	182,089	8,000,991
Illinois Tool Works Inc	118,708	5,581,650
Iron Mountain Inc	47,377	1,058,402
ITT Corp	43,151	2,020,761
Jacobs Engineering Group Inc *	29,477	1,140,760
L-3 Communications Holdings Inc	27,210	1,966,467
Lockheed Martin Corp	70,120	4,998,154
Masco Corp	84,556	930,962
Norfolk Southern Corp	87,102	5,183,440
Northrop Grumman Corp	69,406	4,208,086
PACCAR Inc	86,001	4,140,948
Pall Corp	27,633	1,150,638
Parker-Hannifin Corp	38,042	2,665,222
Pitney Bowes Inc	49,039	1,048,454
Precision Castparts Corp	33,520	4,268,772
Quanta Services Inc *	49,854	951,214
Raytheon Co	88,252	4,033,999
Republic Services Inc	72,279	2,203,787
Robert Half International Inc	35,412	920,712
Rockwell Automation Inc	33,525	2,069,498
Rockwell Collins Inc	37,027	2,156,823
Roper Industries Inc	22,191	1,446,409
RR Donnelley & Sons Co	48,761	826,987
Ryder System Inc	12,415	530,990
Snap-on Inc	13,716	637,931
Southwest Airlines Co	175,921	2,299,287
Stericycle Inc *	20,147	1,399,814
Textron Inc	64,494	1,325,997
The Boeing Co	172,602	11,484,937
The Dun & Bradstreet Corp	11,890	881,525
Tyco International Ltd (Switzerland)	117,404	4,312,249
Union Pacific Corp	117,374	9,601,193
United Parcel Service Inc ‘B’	233,655	15,582,452
United Technologies Corp	219,165	15,611,123
W.W. Grainger Inc	14,061	1,674,806
Waste Management Inc	112,626	4,025,253

		263,144,191

Information Technology - 18.8%

Adobe Systems Inc *	124,057	3,244,091
Advanced Micro Devices Inc *	133,207	947,102
Agilent Technologies Inc *	81,904	2,733,137
Akamai Technologies Inc *	42,733	2,144,342
Altera Corp	72,359	2,182,347
Amphenol Corp ‘A’	40,806	1,998,678
Analog Devices Inc	70,082	2,199,173
Apple Inc *	215,496	61,146,990
Applied Materials Inc	316,550	3,697,304
Autodesk Inc *	53,902	1,723,247
Automatic Data Processing Inc	116,067	4,878,296
BMC Software Inc *	42,645	1,726,270
Broadcom Corp ‘A’	105,618	3,737,821
CA Inc	91,786	1,938,520
Cisco Systems Inc *	1,347,098	29,501,446
Citrix Systems Inc *	44,051	3,006,040
Cognizant Technology Solutions Corp ‘A’ *	70,929	4,572,793
Computer Sciences Corp	36,455	1,676,930
Compuware Corp *	53,602	457,225
Corning Inc	368,195	6,730,605
Dell Inc *	399,114	5,172,518
eBay Inc *	272,255	6,643,022
Electronic Arts Inc *	77,486	1,273,095
EMC Corp *	484,261	9,835,341
Fidelity National Information Services Inc	62,081	1,684,258
First Solar Inc *	12,693	1,870,314
Fiserv Inc *	35,409	1,905,712
FLIR Systems Inc *	37,180	955,526
Google Inc ‘A’ *	58,636	30,830,223
Harris Corp	30,687	1,359,127
Hewlett-Packard Co	534,954	22,505,515
Intel Corp	1,313,306	25,254,874
International Business Machines Corp	297,532	39,910,943
Intuit Inc *	66,689	2,921,645
Jabil Circuit Inc	45,796	659,920
JDS Uniphase Corp *	52,849	654,799
Juniper Networks Inc *	122,647	3,722,337
KLA-Tencor Corp	40,179	1,415,506
Lexmark International Inc ‘A’ *	18,514	826,095
Linear Technology Corp	52,966	1,627,645
LSI Corp *	153,999	702,235
MasterCard Inc ‘A’	22,830	5,113,920
McAfee Inc *	35,874	1,695,405
MEMC Electronic Materials Inc *	53,754	640,748
Microchip Technology Inc	43,854	1,379,208
Micron Technology Inc *	201,914	1,455,800
Microsoft Corp	1,796,153	43,987,787
Molex Inc	32,066	671,141
Monster Worldwide Inc *	30,365	393,530

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Motorola Inc *	550,174	$4,692,984
National Semiconductor Corp	56,269	718,555
NetApp Inc *	84,169	4,190,775
Novell Inc *	82,698	493,707
Novellus Systems Inc *	21,682	576,308
NVIDIA Corp *	135,243	1,579,638
Oracle Corp	912,972	24,513,298
Paychex Inc	75,638	2,079,289
QLogic Corp *	26,099	460,386
QUALCOMM Inc	378,661	17,085,184
Red Hat Inc *	44,585	1,827,985
SAIC Inc *	69,155	1,105,097
salesforce.com inc *	27,552	3,080,314
SanDisk Corp *	54,899	2,012,048
Symantec Corp *	186,204	2,824,715
Tellabs Inc	91,065	678,434
Teradata Corp *	39,448	1,521,115
Teradyne Inc *	42,700	475,678
Texas Instruments Inc	281,943	7,651,933
The Western Union Co	155,720	2,751,572
Total System Services Inc	39,118	596,158
VeriSign Inc *	41,077	1,303,784
Visa Inc ‘A’	117,186	8,702,232
Western Digital Corp *	54,167	1,537,801
Xerox Corp	325,935	3,373,427
Xilinx Inc	60,789	1,617,595
Yahoo! Inc *	317,828	4,503,623

		459,264,181

Materials - 3.6%

Air Products & Chemicals Inc	50,054	4,145,472
Airgas Inc	17,566	1,193,610
AK Steel Holding Corp	25,650	354,226
Alcoa Inc	240,331	2,910,408
Allegheny Technologies Inc	23,291	1,081,867
Ball Corp	21,823	1,284,284
Bemis Co Inc	25,779	818,483
CF Industries Holdings Inc	16,782	1,602,681
Cliffs Natural Resources Inc	31,861	2,036,555
E.I. du Pont de Nemours & Co	213,770	9,538,417
Eastman Chemical Co	17,111	1,266,214
Ecolab Inc	54,943	2,787,808
FMC Corp	17,163	1,174,121
Freeport-McMoRan Copper & Gold Inc	111,131	9,489,476
International Flavors & Fragrances Inc	18,778	911,109
International Paper Co	103,165	2,243,839
MeadWestvaco Corp	40,381	984,489
Monsanto Co	127,491	6,110,644
Newmont Mining Corp	116,100	7,292,241
Nucor Corp	74,465	2,844,563
Owens-Illinois Inc *	38,990	1,094,059
Pactiv Corp *	32,030	1,056,349
PPG Industries Inc	39,158	2,850,702
Praxair Inc	72,164	6,513,523
Sealed Air Corp	37,693	847,339
Sigma-Aldrich Corp	28,513	1,721,615
The Dow Chemical Co	273,485	7,509,898
The Sherwin-Williams Co	21,301	1,600,557
Titanium Metals Corp *	21,080	420,757
United States Steel Corp	33,898	1,486,088
Vulcan Materials Co	30,181	1,114,283
Weyerhaeuser Co	126,146	1,988,061

		88,273,738

Telecommunication Services - 3.2%

American Tower Corp ‘A’ *	94,628	4,850,631
AT&T Inc	1,393,802	39,862,737
CenturyLink Inc	71,026	2,802,686
Frontier Communications Corp	234,139	1,912,916
MetroPCS Communications Inc *	61,777	646,187
Qwest Communications International Inc	409,755	2,569,164
Sprint Nextel Corp *	704,285	3,260,840
Verizon Communications Inc	666,718	21,728,340
Windstream Corp	114,184	1,403,321

		79,036,822

Utilities - 3.7%

Allegheny Energy Inc	39,969	980,040
Ameren Corp	56,320	1,599,488
American Electric Power Co Inc	112,899	4,090,331
CenterPoint Energy Inc	99,267	1,560,477
CMS Energy Corp	54,029	973,603
Consolidated Edison Inc	66,644	3,213,574
Constellation Energy Group Inc	47,668	1,536,816
Dominion Resources Inc	138,974	6,067,605
DTE Energy Co	39,806	1,828,290
Duke Energy Corp	310,895	5,505,950
Edison International	76,709	2,638,022
Entergy Corp	44,069	3,372,601
EQT Corp	35,086	1,265,201
Exelon Corp	155,851	6,636,136
FirstEnergy Corp	71,770	2,766,016
Integrys Energy Group Inc	18,204	947,700
NextEra Energy Inc	98,037	5,332,232
Nicor Inc	10,666	488,716
NiSource Inc	65,576	1,141,022
Northeast Utilities	41,598	1,230,053
NRG Energy Inc *	60,345	1,256,383
ONEOK Inc	25,124	1,131,585
Pepco Holdings Inc	52,758	981,299
PG&E Corp	92,107	4,183,500
Pinnacle West Capital Corp	25,633	1,057,874
PPL Corp	113,753	3,097,494
Progress Energy Inc	68,946	3,062,581
Public Service Enterprise Group Inc	119,267	3,945,352
SCANA Corp	26,804	1,080,737
Sempra Energy	58,499	3,147,246
Southern Co	195,874	7,294,348
TECO Energy Inc	50,562	875,734
The AES Corp *	157,005	1,782,007
Wisconsin Energy Corp	27,630	1,597,014
Xcel Energy Inc	108,169	2,484,642

		90,151,669

Total Common Stocks
(Cost $2,142,690,915)		2,438,021,054

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $4,050,292; collateralized by Freddie Mac: 0.000% due 01/25/11 and value $4,134,825)	$4,050,291	$4,050,291

Total Short-Term Investment
(Cost $4,050,291)		4,050,291

TOTAL INVESTMENTS - 99.9%
(Cost $2,146,741,206)		2,442,071,345

OTHER ASSETS & LIABILITIES, NET - 0.1%		3,140,170

NET ASSETS - 100.0%		$2,445,211,515

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	As of September 30, 2010, $1,006,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (12/10)	139	$7,672,460	$227,605

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,438,021,054	$2,438,021,054	$-	$-
	Short-Term Investment	4,050,291	-	4,050,291	-
	Derivatives (2)
	Equity Contracts	227,605	227,605	-	-

	Total	$2,442,298,950	$2,438,248,659	$4,050,291	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives include open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Consumer Discretionary - 4.8%

Ford Motor Co *	305,990	$3,745,318
LG Electronics Inc (South Korea)	1,140	96,029
News Corp ‘A’	241,755	3,157,320

		6,998,667

Consumer Staples - 12.6%

Anheuser-Busch InBev NV (Belgium)	66,116	3,892,199
Colgate-Palmolive Co	20,775	1,596,766
CVS Caremark Corp	89,213	2,807,533
Davide Campari-Milano SPA (Italy)	420,449	2,519,412
Mead Johnson Nutrition Co	106,725	6,073,720
Reckitt Benckiser Group PLC (United Kingdom)	25,669	1,413,783

		18,303,413

Energy - 2.2%

BG Group PLC (United Kingdom)	86,922	1,530,448
Petroleo Brasileiro SA ADR (Brazil)	46,579	1,689,421

		3,219,869

Financials - 19.6%

ACE Ltd (Switzerland)	46,045	2,682,121
Bank of America Corp	380,529	4,988,735
CapitalSource Inc	725,765	3,875,585
CME Group Inc ‘A’	7,425	1,933,841
Hang Lung Properties Ltd (Hong Kong)	318,000	1,542,482
JPMorgan Chase & Co	71,165	2,709,252
Prudential PLC (United Kingdom)	351,551	3,512,998
Standard Chartered PLC (United Kingdom)	108,061	3,102,916
The Charles Schwab Corp	191,906	2,667,493
The Goldman Sachs Group Inc	9,805	1,417,607

		28,433,030

Health Care - 9.5%

Celgene Corp *	171,355	9,871,762
Gilead Sciences Inc *	50,446	1,796,382
Intuitive Surgical Inc *	3,941	1,118,219
Vertex Pharmaceuticals Inc *	30,060	1,039,174

		13,825,537

Industrials - 5.7%

CoStar Group Inc *	65,389	3,185,098
FANUC Ltd (Japan)	7,200	919,011
United Parcel Service Inc ‘B’	61,635	4,110,438

		8,214,547

Information Technology - 37.1%

Amphenol Corp ‘A’	39,010	1,910,710
AOL Inc *	151,290	3,744,428
Apple Inc *	47,365	13,439,819
Cisco Systems Inc *	185,825	4,069,567
eBay Inc *	241,478	5,892,063
Google Inc ‘A’ *	7,210	3,790,946
Oracle Corp	119,735	3,214,885
QUALCOMM Inc	38,245	1,725,614
Trimble Navigation Ltd *	108,850	3,814,104
Tyco Electronics Ltd (Switzerland)	101,485	2,965,392
VistaPrint NV * (Netherlands)	124,785	4,822,940
Yahoo! Inc *	307,890	4,362,801

		53,753,269

Materials - 1.3%

Israel Chemicals Ltd (Israel)	131,266	1,843,389

Telecommunication Services - 6.6%

America Movil SAB de CV ‘L’ ADR (Mexico)	26,765	1,427,377
Crown Castle International Corp *	185,705	8,198,876

		9,626,253

Total Common Stocks
(Cost $127,137,466)		144,217,974

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.2%

U.S. Government Agency Issue - 1.2%

Federal Home Loan Bank
0.010% due 10/01/10	$1,700,000	1,699,999

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $21,802; collateralized by U.S. Treasury Notes: 2.125% due 05/31/15 and value $26,243)	21,802	21,802

Total Short-Term Investments
(Cost $1,721,802)		1,721,801

TOTAL INVESTMENTS - 100.6%
(Cost $128,859,268)		145,939,775

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(834,352)

NET ASSETS - 100.0%		$145,105,423

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$6,998,667	$6,902,638	$96,029	$-
	Consumer Staples	18,303,413	10,478,019	7,825,394	-
	Energy	3,219,869	1,689,421	1,530,448	-
	Financials	28,433,030	20,274,634	8,158,396	-
	Health Care	13,825,537	13,825,537	-	-
	Industrials	8,214,547	7,295,536	919,011	-
	Information Technology	53,753,269	53,753,269	-	-
	Materials	1,843,389	-	1,843,389	-
	Telecommunication Services	9,626,253	9,626,253	-	-

		144,217,974	123,845,307	20,372,667	-
	Short-Term Investments	1,721,801	-	1,721,801	-

	Total	$145,939,775	$123,845,307	$22,094,468	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Consumer Discretionary - 6.4%

CBS Corp ‘B’	1,111,565	$17,629,421
Crown Ltd (Australia)	1,538,920	12,488,565
Kohl’s Corp *	166,640	8,778,595
Lamar Advertising Co ‘A’ *	154,110	4,903,780
Limited Brands Inc	484,705	12,980,400
McDonald’s Corp	232,696	17,338,179
The Home Depot Inc	335,690	10,634,659
The Walt Disney Co	369,395	12,230,669

		96,984,268

Consumer Staples - 12.2%

Anheuser-Busch InBev NV (Belgium)	1,350,284	79,490,207
Anheuser-Busch InBev NV Strip VVPR * (Belgium)	1,890,684	7,732
Coca-Cola Enterprises Inc	428,555	13,285,205
Colgate-Palmolive Co	233,117	17,917,373
Diageo PLC (United Kingdom)	1,045,509	17,993,766
General Mills Inc	179,005	6,540,843
Philip Morris International Inc	415,673	23,286,001
Tesco PLC (United Kingdom)	1,118,731	7,462,603
Walgreen Co	586,925	19,661,988

		185,645,718

Energy - 7.8%

Apache Corp	178,155	17,416,433
Enterprise Products Partners LP	37,245	1,477,509
EOG Resources Inc	385,165	35,808,790
Halliburton Co	190,730	6,307,441
Occidental Petroleum Corp	750,040	58,728,132

		119,738,305

Financials - 6.6%

Aflac Inc	199,460	10,314,077
CME Group Inc ‘A’	29,290	7,628,580
ICICI Bank Ltd ADR (India)	288,830	14,398,175
JPMorgan Chase & Co	488,053	18,580,178
Morgan Stanley	205,135	5,062,732
Prudential PLC (United Kingdom)	733,168	7,326,441
T. Rowe Price Group Inc	370,045	18,526,303
The Goldman Sachs Group Inc	135,660	19,613,723

		101,450,209

Health Care - 12.3%

Abbott Laboratories	283,200	14,794,368
Bristol-Myers Squibb Co	1,189,745	32,253,987
Celgene Corp *	882,020	50,813,172
Covidien PLC (Ireland)	723,965	29,096,153
Genzyme Corp *	195,620	13,847,940
Gilead Sciences Inc *	502,710	17,901,503
Medco Health Solutions Inc *	184,560	9,608,194
St. Jude Medical Inc *	326,068	12,827,515
UnitedHealth Group Inc	177,640	6,236,941

		187,379,773

Industrials - 12.0%

C.H. Robinson Worldwide Inc	241,030	16,852,818
Canadian National Railway Co (NYSE) (Canada)	308,932	19,777,827
Danaher Corp	605,230	24,578,390
Emerson Electric Co	348,120	18,331,999
Expeditors International of Washington Inc	292,345	13,515,109
FedEx Corp	88,060	7,529,130
Illinois Tool Works Inc	180,690	8,496,044
Precision Castparts Corp	151,930	19,348,286
Raytheon Co	80,975	3,701,367
Tyco International Ltd (Switzerland)	752,755	27,648,691
United Parcel Service Inc ‘B’	133,060	8,873,771
United Technologies Corp	105,345	7,503,724
Verisk Analytics Inc ‘A’ *	250,772	7,024,124

		183,181,280

Information Technology - 29.3%

Amphenol Corp ‘A’	338,595	16,584,383
Apple Inc *	284,228	80,649,695
Cisco Systems Inc *	2,478,265	54,274,004
eBay Inc *	2,084,290	50,856,676
Global Payments Inc	133,770	5,737,395
Google Inc ‘A’ *	61,865	32,527,998
International Business Machines Corp	476,820	63,960,635
Marvell Technology Group Ltd * (Bermuda)	1,208,250	21,156,458
Microsoft Corp	329,875	8,078,639
Motorola Inc *	859,180	7,328,805
Oracle Corp	1,809,020	48,572,187
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	5,302,548	10,493,737
Texas Instruments Inc	484,056	13,137,280
The Western Union Co	358,745	6,339,024
Tyco Electronics Ltd (Switzerland)	260,515	7,612,248
Yahoo! Inc *	1,448,460	20,524,678

		447,833,842

Materials - 4.8%

Newmont Mining Corp	428,310	26,902,151
Nucor Corp	391,390	14,951,098
Praxair Inc	226,390	20,433,961
The Mosaic Co	187,717	11,030,251

		73,317,461

Telecommunication Services - 4.7%

Crown Castle International Corp *	1,641,415	72,468,472

Total Common Stocks
(Cost $1,232,843,297)		1,467,999,328

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.8%

U.S. Government Agency Issue - 3.8%

Federal Home Loan Bank
0.010% due 10/01/10	$57,300,000	57,299,984

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $58,348; collateralized by U.S. Treasury Notes: 2.125% due 05/31/15 and value $62,982)	58,348	58,348

Total Short-Term Investments
(Cost $57,358,348)		57,358,332

TOTAL INVESTMENTS - 99.9%
(Cost $1,290,201,645)		1,525,357,660

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,184,649

NET ASSETS - 100.0%		$1,527,542,309

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Forward foreign currency contracts outstanding as of September 30, 2010 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	AUD	1,490,000	10/10	HSB	$29,109
Sell	AUD	1,490,000	10/10	HSB	(90,243)
Buy	AUD	1,475,000	11/10	CSF	29,232
Sell	AUD	1,475,000	11/10	CSF	(35,132)
Buy	EUR	2,000,000	10/10	HSB	63,881
Sell	EUR	21,400,000	10/10	HSB	(929,559)
Sell	EUR	6,600,000	11/10	CSF	(378,557)
Sell	GBP	4,840,000	10/10	HSB	109,599
Sell	GBP	4,600,000	11/10	JPM	46,221
Sell	GBP	4,300,000	11/10	CSF	(60,767)

					($1,216,216)

(c)	Transactions in written options for the period ended September 30, 2010 were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2009	1,423	$60,319
Call Options Expired	(1,423)	(60,319)

Outstanding, September 30, 2010	-	$-

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$96,984,268	$84,495,703	$12,488,565	$-
	Consumer Staples	185,645,718	80,699,142	104,946,576	-
	Energy	119,738,305	119,738,305	-	-
	Financials	101,450,209	94,123,768	7,326,441	-
	Health Care	187,379,773	187,379,773	-	-
	Industrials	183,181,280	183,181,280	-	-
	Information Technology	447,833,842	437,340,105	10,493,737	-
	Materials	73,317,461	73,317,461	-	-
	Telecommunication Services	72,468,472	72,468,472	-	-

		1,467,999,328	1,332,744,009	135,255,319	-
	Short-Term Investments	57,358,332	-	57,358,332	-
	Derivatives (1)
	Foreign Exchange Contracts	278,042	-	278,042	-

		1,525,635,702	1,332,744,009	192,891,693	-

Liabilities	Derivatives (1)
	Foreign Exchange Contracts	(1,494,258)	-	(1,494,258)	-

	Total	$1,524,141,444	$1,332,744,009	$191,397,435	$-

(1)	Investments in derivatives include open forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer Discretionary - 18.1%

Amazon.com Inc *	433,000	$68,006,980
Apollo Group Inc ‘A’ *	138,000	7,086,300
Discovery Communications Inc ‘A’ *	500,800	21,809,840
Focus Media Holding Ltd ADR * (Cayman)	409,600	9,953,280
International Game Technology	1,147,200	16,577,040
Las Vegas Sands Corp *	436,500	15,212,025
McDonald’s Corp	639,900	47,678,949
Nike Inc ‘B’	208,800	16,733,232
priceline.com Inc *	96,000	33,440,640

		236,498,286

Consumer Staples - 4.7%

Colgate-Palmolive Co	109,700	8,431,542
General Mills Inc	605,100	22,110,354
Kellogg Co	617,400	31,184,874

		61,726,770

Energy - 6.3%

Anadarko Petroleum Corp	300,100	17,120,705
Apache Corp	133,100	13,011,856
Concho Resources Inc *	257,900	17,065,243
Occidental Petroleum Corp	223,000	17,460,900
Schlumberger Ltd (Netherlands)	182,600	11,249,986
Southwestern Energy Co *	176,800	5,912,192

		81,820,882

Financials - 5.2%

BlackRock Inc	78,600	13,381,650
CME Group Inc ‘A’	63,200	16,460,440
IntercontinentalExchange Inc *	189,400	19,833,968
The Goldman Sachs Group Inc	124,800	18,043,584

		67,719,642

Health Care - 9.7%

Allergan Inc	709,100	47,176,423
Covidien PLC (Ireland)	620,000	24,917,800
Express Scripts Inc *	324,900	15,822,630
Life Technologies Corp *	338,000	15,781,220
Medco Health Solutions Inc *	439,800	22,895,988

		126,594,061

Industrials - 10.9%

C.H. Robinson Worldwide Inc	202,700	14,172,784
Danaher Corp	400,500	16,264,305
Illinois Tool Works Inc	500,500	23,533,510
Parker-Hannifin Corp	185,600	13,003,136
Roper Industries Inc	247,100	16,105,978
Union Pacific Corp	208,800	17,079,840
United Technologies Corp	436,200	31,070,526
Verisk Analytics Inc ‘A’ *	401,200	11,237,612

		142,467,691

Information Technology - 34.6%

Apple Inc *	332,400	94,318,500
Baidu Inc ADR * (Cayman)	164,100	16,839,942
Cisco Systems Inc *	2,118,800	46,401,720
EMC Corp *	1,844,900	37,469,919
Google Inc ‘A’ *	108,000	56,785,320
Juniper Networks Inc *	609,400	18,495,290
MasterCard Inc ‘A’	155,900	34,921,600
NetApp Inc *	370,400	18,442,216
Oracle Corp	982,800	26,388,180
QUALCOMM Inc	917,000	41,375,040
Red Hat Inc *	459,300	18,831,300
Teradata Corp *	478,900	18,466,384
Visa Inc ‘A’	293,900	21,825,014

		450,560,425

Materials - 5.6%

Praxair Inc	277,200	25,020,072
The Mosaic Co	360,500	21,182,980
The Sherwin-Williams Co	348,100	26,156,234

		72,359,286

Telecommunication Services - 3.9%

American Tower Corp ‘A’ *	256,200	13,132,812
Crown Castle International Corp *	857,200	37,845,380

		50,978,192

Total Common Stocks
(Cost $1,082,689,474)		1,290,725,235

EXCHANGE-TRADED FUND - 0.7%

iShares Russell 1000 Growth Index Fund	180,000	9,246,600

Total Exchange-Traded Fund
(Cost $8,623,152)		9,246,600

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $1,706,215; collateralized by Freddie Mac: 0.000% due 01/25/11 and value $1,742,819)	$1,706,215	1,706,215

Total Short-Term Investment
(Cost $1,706,215)		1,706,215

TOTAL INVESTMENTS - 99.8%
(Cost $1,093,018,841)		1,301,678,050

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,067,585

NET ASSETS - 100.0%		$1,303,745,635

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,290,725,235	$1,290,725,235	$-	$-
	Exchange-Traded Fund	9,246,600	9,246,600	-	-
	Short-Term Investment	1,706,215	-	1,706,215	-

	Total	$1,301,678,050	$1,299,971,835	$1,706,215	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Consumer Discretionary - 16.3%

DISH Network Corp ‘A’	3,070,345	$58,827,810
McDonald’s Corp	625,136	46,578,883
News Corp ‘A’	6,126,697	80,014,663
SES SA FDR (Luxembourg)	2,463,535	59,304,179
Target Corp	526,518	28,137,122
The Home Depot Inc	1,263,119	40,015,610
Time Warner Cable Inc	1,390,153	75,054,361
Time Warner Inc	2,732,222	83,742,604

		471,675,232

Consumer Staples - 13.4%

Altria Group Inc	1,295,444	31,116,565
CVS Caremark Corp	1,091,061	34,335,690
Kimberly-Clark Corp	1,425,305	92,716,090
Lorillard Inc	427,284	34,315,178
Philip Morris International Inc	1,670,445	93,578,329
The Procter & Gamble Co	453,289	27,183,741
Unilever PLC ADR (United Kingdom)	997,219	29,019,073
Wal-Mart Stores Inc	843,593	45,149,097

		387,413,763

Energy - 13.7%

Apache Corp	310,380	30,342,749
El Paso Corp	6,138,625	75,996,177
Exxon Mobil Corp	1,010,283	62,425,387
Halliburton Co	1,190,031	39,354,325
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	638,606	38,507,942
Suncor Energy Inc (NYSE) (Canada)	1,331,253	43,332,285
Total SA ADR (France)	1,307,536	67,468,858
Transocean Ltd * (Switzerland)	612,381	39,369,974

		396,797,697

Financials - 21.4%

American Express Co	1,168,974	49,131,977
Bank of America Corp	5,721,794	75,012,719
JPMorgan Chase & Co	2,404,246	91,529,645
Loews Corp	1,159,892	43,959,907
Marsh & McLennan Cos Inc	1,866,730	45,025,528
Morgan Stanley	1,566,245	38,654,927
State Street Corp	687,912	25,906,766
The Bank of New York Mellon Corp	894,794	23,380,967
The Charles Schwab Corp	2,136,712	29,700,297
The Chubb Corp	546,503	31,145,206
The Progressive Corp	1,571,970	32,807,014
The Travelers Cos Inc	854,739	44,531,902
Wells Fargo & Co	3,626,795	91,141,358

		621,928,213

Health Care - 9.1%

Abbott Laboratories	666,351	34,810,176
Johnson & Johnson	883,288	54,728,525
Merck & Co Inc	934,650	34,404,467
Novartis AG ADR (Switzerland)	922,845	53,220,471
Pfizer Inc	1,625,983	27,918,128
Roche Holding AG (Switzerland)	198,321	27,097,001
WellPoint Inc *	533,207	30,200,844

		262,379,612

Industrials - 7.9%

General Electric Co	3,779,907	61,423,489
Honeywell International Inc	1,349,510	59,297,469
Raytheon Co	1,020,432	46,643,947
United Technologies Corp	884,292	62,988,119

		230,353,024

Information Technology - 5.1%

Hewlett-Packard Co	1,060,513	44,615,782
International Business Machines Corp	467,933	62,768,533
Microsoft Corp	1,648,868	40,380,777

		147,765,092

Materials - 3.0%

Air Products & Chemicals Inc	708,569	58,683,685
Crown Holdings Inc *	993,635	28,477,579

		87,161,264

Telecommunication Services - 5.1%

AT&T Inc	1,514,806	43,323,452
CenturyLink Inc	1,473,952	58,162,146
Verizon Communications Inc	1,435,350	46,778,056

		148,263,654

Utilities - 2.1%

Sempra Energy	1,149,036	61,818,137

Total Common Stocks
(Cost $2,632,048,009)		2,815,555,688

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Bank of America Corp 0.200% due 10/01/10 (Dated 09/30/10, repurchase price of $81,048,450; collateralized by U.S. Treasury Notes: 3.625% due 08/15/19 and value $82,763,395)	$81,048,000	81,048,000

Total Short-Term Investment
(Cost $81,048,000)		81,048,000

TOTAL INVESTMENTS - 99.9%
(Cost $2,713,096,009)		2,896,603,688

OTHER ASSETS & LIABILITIES, NET - 0.1%		3,147,577

NET ASSETS - 100.0%		$2,899,751,265

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$471,675,232	$412,371,053	$59,304,179	$-
	Consumer Staples	387,413,763	387,413,763	-	-
	Energy	396,797,697	396,797,697	-	-
	Financials	621,928,213	621,928,213	-	-
	Health Care	262,379,612	235,282,611	27,097,001	-
	Industrials	230,353,024	230,353,024	-	-
	Information Technology	147,765,092	147,765,092	-	-
	Materials	87,161,264	87,161,264	-	-
	Telecommunication Services	148,263,654	148,263,654	-	-
	Utilities	61,818,137	61,818,137	-	-

		2,815,555,688	2,729,154,508	86,401,180	-
	Short-Term Investment	81,048,000	-	81,048,000	-

	Total	$2,896,603,688	$2,729,154,508	$167,449,180	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 121.9%

Consumer Discretionary - 18.4%

Aaron’s Inc †	17,169	$316,768
Advance Auto Parts Inc †	29,406	1,725,544
Amazon.com Inc * †	118,117	18,551,456
Apollo Group Inc ‘A’ * †	90,530	4,648,715
AutoZone Inc * †	9,580	2,192,958
Best Buy Co Inc †	354,082	14,457,168
Career Education Corp * †	104,819	2,250,464
Carnival Corp † (Panama)	178,300	6,812,843
CBS Corp ‘B’ †	163,660	2,595,648
Comcast Corp ‘A’ †	713,000	12,891,040
Darden Restaurants Inc †	34,470	1,474,627
Dick’s Sporting Goods Inc * †	42,413	1,189,260
DIRECTV ‘A’ * †	83,989	3,496,462
DISH Network Corp ‘A’	85,511	1,638,391
Education Management Corp * †	13,200	193,776
Federal-Mogul Corp * †	8,487	160,489
Ford Motor Co * †	930,719	11,392,000
GameStop Corp ‘A’ * †	34,920	688,273
Gannett Co Inc †	346,360	4,235,983
Garmin Ltd † (Switzerland)	2,956	89,715
H&R Block Inc †	414,942	5,373,499
International Game Technology †	146,142	2,111,752
ITT Educational Services Inc * †	92,451	6,496,532
J.C. Penney Co Inc †	222,697	6,052,904
Johnson Controls Inc	559,354	17,060,297
Kohl’s Corp *	47,143	2,483,493
Lennar Corp ‘A’ †	93,760	1,442,029
Lowe’s Cos Inc †	330,762	7,372,685
Marriott International Inc ‘A’ †	83,609	2,995,710
Netflix Inc * †	52,194	8,463,779
Newell Rubbermaid Inc †	202,391	3,604,584
NVR Inc * †	5,085	3,292,690
PetSmart Inc †	158,927	5,562,445
priceline.com Inc * †	7,956	2,771,393
Staples Inc †	357,368	7,476,139
Starwood Hotels & Resorts Worldwide Inc †	31,180	1,638,509
Strayer Education Inc †	14,486	2,527,807
Target Corp	21,540	1,151,098
The Goodyear Tire & Rubber Co *	143,238	1,539,808
The New York Times Co ‘A’ * †	253,924	1,965,372
The Walt Disney Co	206,632	6,841,585
Time Warner Cable Inc †	266,201	14,372,192
Time Warner Inc †	1,367,081	41,901,033
Toll Brothers Inc *	37,710	717,244
Tupperware Brands Corp	9,000	411,840
Urban Outfitters Inc * †	10,843	340,904
VF Corp †	13,006	1,053,746
Viacom Inc ‘B’ †	217,719	7,879,251
Whirlpool Corp †	33,033	2,674,352
Yum! Brands Inc	221,981	10,224,445

		268,800,697

Consumer Staples - 10.4%

Altria Group Inc	96,600	2,320,332
Campbell Soup Co †	137,710	4,923,133
Coca-Cola Enterprises Inc	36,540	1,132,740
Colgate-Palmolive Co	40,210	3,090,541
CVS Caremark Corp	107,935	3,396,714
General Mills Inc	90,420	3,303,947
Kraft Foods Inc ‘A’ †	52,440	1,618,298
PepsiCo Inc †	88,220	5,861,337
Philip Morris International Inc †	646,363	36,209,255
Safeway Inc †	50,958	1,078,271
Sara Lee Corp †	932,923	12,529,156
SUPERVALU Inc †	684,921	7,897,139
Sysco Corp †	260,506	7,429,631
The Clorox Co †	9,881	659,656
The Coca-Cola Co	213,099	12,470,553
The Hershey Co †	243,490	11,587,689
The Kroger Co	103,510	2,242,027
The Procter & Gamble Co †	333,173	19,980,385
Tyson Foods Inc ‘A’	637,663	10,215,361
Wal-Mart Stores Inc	70,467	3,771,394
Walgreen Co †	30,840	1,033,140

		152,750,699

Energy - 12.4%

Anadarko Petroleum Corp †	42,890	2,446,874
Apache Corp †	197,693	19,326,468
Baker Hughes Inc †	95,300	4,059,780
Chevron Corp †	295,700	23,966,485
ConocoPhillips	551,169	31,653,636
Devon Energy Corp †	305,371	19,769,719
EOG Resources Inc	164,950	15,335,401
Exterran Holdings Inc * †	19,662	446,524
Exxon Mobil Corp †	260,556	16,099,755
Frontline Ltd † (Bermuda)	5,445	154,801
Marathon Oil Corp †	325,927	10,788,184
Noble Energy Inc	6,960	522,626
Occidental Petroleum Corp	226,291	17,718,585
Rowan Cos Inc * †	23,860	724,390
Schlumberger Ltd † (Netherlands)	192,066	11,833,186
SM Energy Co †	11,501	430,827
Sunoco Inc †	22,129	807,709
Valero Energy Corp †	243,441	4,262,652
Whiting Petroleum Corp *	12,209	1,166,082

		181,513,684

Financials - 16.1%

ACE Ltd † (Switzerland)	71,310	4,153,808
Aflac Inc †	7,870	406,958
Alexandria Real Estate Equities Inc REIT	10,400	728,000
American Express Co †	74,600	3,135,438
Apartment Investment & Management Co ‘A’ REIT †	27,710	592,440
Assured Guaranty Ltd † (Bermuda)	6,880	117,717
Bank of America Corp	961,947	12,611,125
BB&T Corp	133,620	3,217,570
Berkshire Hathaway Inc ‘B’ * †	49,800	4,117,464
Camden Property Trust REIT †	14,934	716,384
Capital One Financial Corp †	117,717	4,655,707
Chimera Investment Corp REIT †	3,104,718	12,263,636
Citigroup Inc * †	4,067,007	15,861,327
CME Group Inc ‘A’	15,518	4,041,663
East West Bancorp Inc †	471,648	7,678,429
First Citizens BancShares Inc ‘A’ †	1,146	212,319
Forest City Enterprises Inc ‘A’ * †	174,121	2,233,972
Fulton Financial Corp †	224,777	2,036,480
Health Care REIT Inc †	9,800	463,932
Hospitality Properties Trust REIT	86,857	1,939,517
Huntington Bancshares Inc †	68,000	385,560
Invesco Ltd † (Bermuda)	141,880	3,012,112
Jones Lang LaSalle Inc †	8,887	766,681
JPMorgan Chase & Co †	384,910	14,653,524
Lincoln National Corp †	34,150	816,868
M&T Bank Corp †	55,510	4,541,273
MetLife Inc †	133,360	5,127,692
Morgan Stanley	359,673	8,876,730
New York Community Bancorp Inc †	598,327	9,722,814
NYSE Euronext	157,100	4,488,347
Plum Creek Timber Co Inc REIT †	6,130	216,389
Principal Financial Group Inc †	65,240	1,691,021
Prudential Financial Inc	221,707	12,012,085
Rayonier Inc REIT †	49,897	2,500,838
Regions Financial Corp †	152,830	1,111,074
RenaissanceRe Holdings Ltd † (Bermuda)	119,822	7,184,527

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
SL Green Realty Corp REIT †	10,732	$679,658
State Street Corp	54,818	2,064,446
SVB Financial Group * †	35,350	1,496,012
TD Ameritrade Holding Corp * †	156,749	2,531,496
The Goldman Sachs Group Inc	173,923	25,145,787
The PNC Financial Services Group Inc	305,771	15,872,573
U.S. Bancorp †	323,878	7,002,242
Wells Fargo & Co †	822,015	20,657,237
XL Group PLC † (Ireland)	48,300	1,046,178
Zions Bancorp †	50,660	1,082,098

		235,869,148

Health Care - 15.3%

Abbott Laboratories	335,064	17,503,743
Abraxis Bioscience Inc * †	16,909	1,307,742
Aetna Inc †	85,370	2,698,546
Alexion Pharmaceuticals Inc * †	34,078	2,193,260
Allergan Inc	72,256	4,807,192
AmerisourceBergen Corp †	349,981	10,730,417
Amgen Inc *	365,952	20,167,615
Biogen Idec Inc * †	353,717	19,850,598
Boston Scientific Corp * †	112,530	689,809
Cardinal Health Inc †	782,594	25,856,906
Celgene Corp * †	254,167	14,642,561
Covidien PLC (Ireland)	269,405	10,827,387
DaVita Inc * †	11,090	765,543
Eli Lilly & Co †	329,520	12,037,366
Gilead Sciences Inc * †	192,611	6,858,878
Johnson & Johnson †	30,186	1,870,325
McKesson Corp	307,600	19,003,528
Medco Health Solutions Inc *	46,040	2,396,842
Medtronic Inc †	93,027	3,123,847
Merck & Co Inc	487,671	17,951,169
Pfizer Inc	920,250	15,800,692
Stryker Corp †	13,230	662,161
SXC Health Solutions Corp * † (Canada)	33,908	1,236,625
Thermo Fisher Scientific Inc * †	56,930	2,725,808
UnitedHealth Group Inc	37,190	1,305,741
WellPoint Inc *	119,581	6,773,068

		223,787,369

Industrials - 9.5%

C.H. Robinson Worldwide Inc †	22,013	1,539,149
Chicago Bridge & Iron Co NV ‘NY’ * (Netherlands)	38,501	941,350
Con-way Inc †	32,061	993,570
Continental Airlines Inc ‘B’ *	43,868	1,089,681
Cooper Industries PLC (Ireland)	31,700	1,551,081
Danaher Corp †	28,540	1,159,009
Deere & Co	111,211	7,760,304
General Dynamics Corp †	79,685	5,005,015
General Electric Co	903,010	14,673,913
Graco Inc †	34,681	1,100,428
Honeywell International Inc	376,144	16,527,767
Joy Global Inc †	110,938	7,801,160
L-3 Communications Holdings Inc	15,326	1,107,610
Lockheed Martin Corp	91,668	6,534,095
Norfolk Southern Corp †	308,365	18,350,801
Northrop Grumman Corp †	46,072	2,793,345
Owens Corning * †	183,761	4,709,795
PACCAR Inc †	173,534	8,355,662
Parker-Hannifin Corp	40,290	2,822,718
Regal-Beloit Corp †	5,041	295,856
Rockwell Automation Inc †	1,426	88,027
RR Donnelley & Sons Co †	15,119	256,418
Textron Inc †	55,550	1,142,108
Tyco International Ltd † (Switzerland)	60,760	2,231,715
Union Pacific Corp †	24,060	1,968,108
United Parcel Service Inc ‘B’ †	45,184	3,013,321
United Technologies Corp †	277,370	19,757,065
W.W. Grainger Inc	2,635	313,855
WESCO International Inc * †	136,369	5,357,938

		139,240,864

Information Technology - 25.3%

Adobe Systems Inc * †	39,510	1,033,187
Advanced Micro Devices Inc * †	1,347,276	9,579,132
Analog Devices Inc	234,929	7,372,072
Apple Inc * †	217,333	61,668,239
AVX Corp	38,809	536,340
Broadcom Corp ‘A’	74,070	2,621,337
Cisco Systems Inc * †	918,561	20,116,486
Cognizant Technology Solutions Corp ‘A’ * †	353,934	22,818,125
Computer Sciences Corp	92,406	4,250,676
Corning Inc †	169,013	3,089,558
Dell Inc * †	157,970	2,047,291
EchoStar Corp ‘A’ * †	4,806	91,698
EMC Corp * †	271,300	5,510,103
Fairchild Semiconductor International Inc * †	13,618	128,009
Genpact Ltd * † (Bermuda)	30,610	542,715
Google Inc ‘A’ *	11,293	5,937,746
Harris Corp †	121,220	5,368,834
Hewlett-Packard Co †	396,851	16,695,522
Ingram Micro Inc ‘A’ * †	54,091	911,974
International Business Machines Corp †	338,864	45,455,217
Intersil Corp ‘A’ †	305,516	3,571,482
Jabil Circuit Inc †	751,798	10,833,409
JDS Uniphase Corp * †	234,449	2,904,823
Juniper Networks Inc * †	233,340	7,081,869
Lam Research Corp * †	61,200	2,561,220
Lexmark International Inc ‘A’ * †	34,001	1,517,125
Marvell Technology Group Ltd * † (Bermuda)	106,310	1,861,488
MasterCard Inc ‘A’ †	15,630	3,501,120
McAfee Inc *	10,060	475,436
Micron Technology Inc * †	1,096,100	7,902,881
Microsoft Corp	1,961,943	48,047,984
Molex Inc †	110,036	2,303,053
Novellus Systems Inc * †	116,820	3,105,076
Oracle Corp †	328,170	8,811,364
QUALCOMM Inc †	194,108	8,758,153
salesforce.com inc * †	3,534	395,101
SanDisk Corp *	28,035	1,027,483
Symantec Corp *	390,081	5,917,529
Tech Data Corp * †	138,988	5,601,216
Teradyne Inc * †	164,885	1,836,819
Texas Instruments Inc †	363,792	9,873,315
Visa Inc ‘A’ †	14,850	1,102,761
Vishay Intertechnology Inc *	74,983	725,835
VMware Inc ‘A’ * †	98,307	8,350,197
WebMD Health Corp * †	74,373	3,708,982
Xilinx Inc †	144,665	3,849,536

		371,399,518

Materials - 6.1%

Air Products & Chemicals Inc †	47,800	3,958,796
Airgas Inc †	5,594	380,112
AK Steel Holding Corp †	18,358	253,524
Alcoa Inc †	114,100	1,381,751
Ashland Inc	5,339	260,383
Commercial Metals Co †	22,454	325,358
E.I. du Pont de Nemours & Co †	559,023	24,943,606
Eastman Chemical Co †	63,460	4,696,040
Freeport-McMoRan Copper & Gold Inc †	237,126	20,248,189
Huntsman Corp †	445,900	5,154,604
International Paper Co	64,909	1,411,771
Monsanto Co †	21,140	1,013,240
Newmont Mining Corp	118,191	7,423,577
Pactiv Corp * †	8,570	282,639
Sealed Air Corp †	124,481	2,798,333
The Dow Chemical Co †	457,528	12,563,719

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
The Lubrizol Corp †	23,522	$2,492,626
Westlake Chemical Corp	9,400	281,342

		89,869,610

Telecommunication Services - 4.0%

American Tower Corp ‘A’ * †	74,032	3,794,880
AT&T Inc †	801,051	22,910,058
Frontier Communications Corp †	219,118	1,790,194
MetroPCS Communications Inc * †	264,619	2,767,915
NII Holdings Inc * †	127,910	5,257,101
Qwest Communications International Inc	99,673	624,950
Sprint Nextel Corp * †	2,579,030	11,940,909
Verizon Communications Inc	299,254	9,752,688

		58,838,695

Utilities - 4.4%

Allegheny Energy Inc †	11,407	279,700
American Water Works Co Inc	84,060	1,956,076
Constellation Energy Group Inc †	10,600	341,744
DTE Energy Co	47,768	2,193,984
Edison International †	74,285	2,554,661
Entergy Corp	77,090	5,899,698
Exelon Corp †	497,742	21,193,854
Integrys Energy Group Inc †	111,529	5,806,200
NextEra Energy Inc	121,448	6,605,557
NV Energy Inc †	199,894	2,628,606
PG&E Corp †	79,000	3,588,180
Public Service Enterprise Group Inc	57,630	1,906,400
SCANA Corp †	25,510	1,028,563
Southern Co	104,810	3,903,124
Xcel Energy Inc †	198,986	4,570,709

		64,457,056

Total Common Stocks
(Cost $1,694,824,538)		1,786,527,340

	Principal
	Amount
U.S. TREASURY OBLIGATIONS - 0.1%

U.S. Treasury Notes - 0.1%

1.125% due 06/30/11 ‡	$1,885,000	1,897,592

Total U.S. Treasury Obligations
(Cost $1,899,094)		1,897,592

SHORT-TERM INVESTMENTS - 2.2%

U.S. Treasury Bills - 0.1%

0.244% due 02/10/11 ‡	200,000	199,669
0.320% due 02/10/11 ‡	1,300,000	1,298,444
2.720% due 02/10/11 ‡	500,000	499,473

		1,997,586

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $30,479,274; collateralized by Federal Home Loan Bank: 0.785% - 1.000% due 11/25/11 - 12/28/11 and value $24,610,975; and Freddie Mac: 0.000% due 01/25/11 and value $6,481,888)	30,479,266	30,479,266

Total Short-Term Investments
(Cost $32,476,852)		32,476,852

TOTAL INVESTMENTS - 124.2%
(Cost $1,729,200,484)		1,820,901,784

TOTAL SECURITIES SOLD SHORT - (24.3%)
(See Securities Sold Short)
(Proceeds $336,453,226)		(356,206,221)

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,138,626

NET ASSETS - 100.0%		$1,465,834,189

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - (24.1%)

Consumer Discretionary - (4.0%)

Apollo Group Inc ‘A’	60,457	($3,104,467)
Best Buy Co Inc	27,435	(1,120,171)
CarMax Inc	3,296	(91,826)
Central European Media Enterprises Ltd ‘A’ (Bermuda)	151,687	(3,784,591)
Clear Channel Outdoor Holdings Inc ‘A’	117,418	(1,342,088)
D.R. Horton Inc	90,500	(1,006,360)
Dollar General Corp	55,400	(1,620,450)
DreamWorks Animation SKG Inc ‘A’	117,984	(3,764,869)
ITT Educational Services Inc	9,400	(660,538)
Lamar Advertising Co ‘A’	143,071	(4,552,519)
Liberty Media Corp - Capital ‘A’	283,884	(14,779,001)
Liberty Media Corp - Interactive ‘A’	60,631	(831,251)
LKQ Corp	261,851	(5,446,501)
Macy’s Inc	35,985	(830,894)
McDonald’s Corp	39,320	(2,929,733)
Morningstar Inc	55,409	(2,469,025)
Nordstrom Inc	25,828	(960,802)
O’Reilly Automotive Inc	26,299	(1,399,107)
Ross Stores Inc	13,782	(752,773)
Starbucks Corp	8,650	(221,267)
The Home Depot Inc	55,123	(1,746,297)
The New York Times Co ‘A’	82,603	(639,347)
Toll Brothers Inc	19,202	(365,222)
Viacom Inc ‘B’	102,106	(3,695,216)

		(58,114,315)

Consumer Staples - (0.5%)

Central European Distribution Corp	53,636	(1,197,156)
Church & Dwight Co Inc	11,900	(772,786)
Lorillard Inc	28,000	(2,248,680)
The Clorox Co	22,800	(1,522,128)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
The Estee Lauder Cos Inc ‘A’	25,110	($1,587,705)
The Hershey Co	14,400	(685,296)

		(8,013,751)

Energy - (2.0%)

Atlas Energy Inc	15,089	(432,149)
Cabot Oil & Gas Corp	17,643	(531,231)
Chesapeake Energy Corp	61,540	(1,393,881)
Cobalt International Energy Inc	307,669	(2,938,239)
Comstock Resources Inc	138,770	(3,120,937)
Denbury Resources Inc	122,700	(1,949,703)
Diamond Offshore Drilling Inc	12,200	(826,794)
Ensco PLC ADR (United Kingdom)	18,300	(818,559)
Halliburton Co	45,900	(1,517,913)
Marathon Oil Corp	79,700	(2,638,070)
National Oilwell Varco Inc	8,690	(386,444)
Noble Corp (Switzerland)	43,300	(1,463,107)
Pioneer Natural Resources Co	6,000	(390,180)
Range Resources Corp	50,732	(1,934,411)
Southwestern Energy Co	129,593	(4,333,590)
Tenaris SA ADR (Luxembourg)	113,300	(4,352,986)
Tesoro Corp	31,100	(415,496)

		(29,443,690)

Financials - (1.9%)

Associated Banc-Corp	129,119	(1,703,080)
AvalonBay Communities Inc REIT	3,870	(402,209)
Developers Diversified Realty Corp REIT	12,900	(144,738)
Douglas Emmett Inc REIT	268,995	(4,710,102)
Federated Investors Inc ‘B’	76,287	(1,736,292)
HCP Inc REIT	53,500	(1,924,930)
Highwoods Properties Inc REIT	7,200	(233,784)
Interactive Brokers Group Inc ‘A’	254,756	(4,384,351)
Markel Corp	1,238	(426,602)
Marshall & Ilsley Corp	672,589	(4,735,027)
Taubman Centers Inc REIT	5,800	(258,738)
TFS Financial Corp	43,647	(401,116)
The St. Joe Co	3,972	(98,784)
The Travelers Cos Inc	45,300	(2,360,130)
Torchmark Corp	14,100	(749,274)
UMB Financial Corp	6,630	(235,431)
Ventas Inc REIT	5,160	(266,101)
Wilmington Trust Corp	264,676	(2,376,791)
XL Group PLC (Ireland)	10,838	(234,751)

		(27,382,231)

Health Care - (4.1%)

Alere Inc	238,037	(7,362,484)
AmerisourceBergen Corp	29,084	(891,715)
Amylin Pharmaceuticals Inc	47,180	(983,703)
Baxter International Inc	17,100	(815,841)
Boston Scientific Corp	223,398	(1,369,430)
Bristol-Myers Squibb Co	34,200	(927,162)
Brookdale Senior Living Inc	56,791	(926,261)
Dendreon Corp	146,207	(6,020,804)
Eli Lilly & Co	223,430	(8,161,898)
Hologic Inc	296,552	(4,747,798)
Human Genome Sciences Inc	347,600	(10,355,004)
King Pharmaceuticals Inc	470,313	(4,684,318)
Life Technologies Corp	25,300	(1,181,257)
Regeneron Pharmaceuticals Inc	6,112	(167,469)
Vertex Pharmaceuticals Inc	298,064	(10,304,072)
Waters Corp	13,560	(959,777)
Zimmer Holdings Inc	13,730	(718,491)

		(60,577,484)

Industrials - (3.0%)

Armstrong World Industries Inc	21,202	(880,095)
Caterpillar Inc	47,782	(3,759,488)
Corrections Corp of America	337,751	(8,335,695)
Dover Corp	54,510	(2,845,967)
Eaton Corp	43,800	(3,613,062)
FedEx Corp	45,920	(3,926,160)
Heartland Express Inc	66,722	(992,156)
Ingersoll-Rand PLC (Ireland)	74,560	(2,662,537)
ITT Corp	65,400	(3,062,682)
Knight Transportation Inc	77,027	(1,488,932)
Lockheed Martin Corp	82,106	(5,852,516)
Raytheon Co	60,529	(2,766,780)
The Boeing Co	29,600	(1,969,584)
United Parcel Service Inc ‘B’	15,320	(1,021,691)
Werner Enterprises Inc	80,710	(1,653,748)

		(44,831,093)

Information Technology - (6.0%)

Altera Corp	53,180	(1,603,909)
AOL Inc	24,690	(611,077)
ASML Holding NV ‘NY’ (Netherlands)	27,600	(820,548)
Brocade Communications Systems Inc	1,592,630	(9,300,959)
Ciena Corp	726,457	(11,310,935)
Cypress Semiconductor Corp	401,081	(5,045,599)
eBay Inc	123,330	(3,009,252)
Genpact Ltd (Bermuda)	27,623	(489,756)
IAC/InterActiveCorp	54,779	(1,439,044)
Intel Corp	165,606	(3,184,603)
Linear Technology Corp	246,738	(7,582,259)
Maxim Integrated Products Inc	8,170	(151,227)
MEMC Electronic Materials Inc	772,283	(9,205,613)
Microchip Technology Inc	129,420	(4,070,259)
Monster Worldwide Inc	667,061	(8,645,111)
NetApp Inc	37,600	(1,872,104)
Novell Inc	1,064,730	(6,356,438)
Nuance Communications Inc	362,015	(5,661,915)
Rambus Inc	237,926	(4,958,378)
SAIC Inc	23,200	(370,736)
Skyworks Solutions Inc	52,376	(1,083,136)
VistaPrint NV (Netherlands)	16,522	(638,575)

		(87,411,433)

Materials - (1.7%)

AK Steel Holding Corp	269,667	(3,724,101)
CF Industries Holdings Inc	21,652	(2,067,766)
Cliffs Natural Resources Inc	24,800	(1,585,216)
Intrepid Potash Inc	196,192	(5,114,725)
Nalco Holding Co	20,513	(517,133)
OM Group Inc	24,351	(733,452)
Praxair Inc	44,200	(3,989,492)
Royal Gold Inc	23,624	(1,177,420)
The Mosaic Co	17,372	(1,020,779)
The Sherwin-Williams Co	10,531	(791,299)
United States Steel Corp	103,090	(4,519,466)

		(25,240,849)

Telecommunication Services - (0.2%)

SBA Communications Corp ‘A’	65,556	(2,641,907)

Utilities - (0.7%)

Consolidated Edison Inc	64,586	(3,114,337)
Dominion Resources Inc	29,635	(1,293,864)
Duke Energy Corp	49,240	(872,041)
FirstEnergy Corp	16,970	(654,024)
Ormat Technologies Inc	74,918	(2,185,358)
RRI Energy Inc	614,773	(2,182,444)

		(10,302,068)

Total Common Stocks
(Proceeds $334,201,754)		(353,958,821)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUND - (0.2%)

iShares Dow Jones US Real Estate Index Fund	42,500	($2,247,400)

Total Exchange-Traded Fund
(Proceeds $2,251,472)		(2,247,400)

TOTAL SECURITIES SOLD SHORT - (24.3%)
(Proceeds $336,453,226)		($356,206,221)

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	The Long/Short Large-Cap Portfolio engages in securities lending to help achieve its stated investment objective. The Fund, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank & Trust Company, dated April 17, 2009, to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of September 30, 2010, the total value of securities out on loan was $356,529,501.

(c)	As of September 30, 2010, securities with a total aggregate value of $3,744,176 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (12/10)	604	$34,017,596	$310,744

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks - Long (1)	$1,786,527,340	$1,786,527,340	$-	$-
	U.S. Treasury Obligations	1,897,592	-	1,897,592	-
	Short-Term Investments	32,476,852	-	32,476,852	-
	Derivatives (2)
	Equity Contracts	310,744	310,744	-	-

		1,821,212,528	1,786,838,084	34,374,444	-

Liabilities	Common Stock - Short (1)	(353,958,821)	(353,958,821)	-	-
	Exchange-Traded Fund	(2,247,400)	(2,247,400)	-	-

		(356,206,221)	(356,206,221)	-	-

	Total	$1,465,006,307	$1,430,631,863	$34,374,444	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives include open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 13.2%

AutoZone Inc *	71,520	$16,371,643
Ford Motor Co *	2,871,850	35,151,444
Hyatt Hotels Corp ‘A’ *	476,300	17,808,857
McDonald’s Corp	438,980	32,708,400
Target Corp	114,260	6,106,054
The McGraw-Hill Cos Inc	716,360	23,682,862
The Washington Post Co ‘B’	21,165	8,453,513
Time Warner Cable Inc	281,957	15,222,858

		155,505,631

Consumer Staples - 10.2%

General Mills Inc	813,260	29,716,520
Mead Johnson Nutrition Co	344,090	19,582,162
Philip Morris International Inc	1,176,640	65,915,373
Sara Lee Corp	390,540	5,244,952

		120,459,007

Energy - 10.0%

Chevron Corp	514,617	41,709,708
Enterprise Products Partners LP	397,884	15,784,058
Noble Energy Inc	163,790	12,298,991
Occidental Petroleum Corp	480,687	37,637,792
Plains All American Pipeline LP	166,160	10,453,126

		117,883,675

Financials - 16.5%

Aflac Inc	329,510	17,038,962
Bank of America Corp	1,717,060	22,510,657
CIT Group Inc *	1,013,670	41,378,009
Citigroup Inc *	6,489,530	25,309,167
Lincoln National Corp	152,940	3,658,325
Marshall & Ilsley Corp	435,480	3,065,779
State Street Corp	578,530	21,787,440
The Goldman Sachs Group Inc	86,640	12,526,411
The Progressive Corp	612,290	12,778,492
Wells Fargo & Co	1,380,360	34,688,447

		194,741,689

Health Care - 12.2%

Abbott Laboratories	486,700	25,425,208
Celgene Corp *	305,320	17,589,485
Express Scripts Inc *	258,990	12,612,813
Human Genome Sciences Inc *	287,580	8,567,008
Medtronic Inc	356,900	11,984,702
Merck & Co Inc	794,210	29,234,870
Perrigo Co	53,170	3,414,578
Teva Pharmaceutical Industries Ltd ADR (Israel)	254,520	13,425,930
WellPoint Inc *	370,430	20,981,155

		143,235,749

Industrials - 11.5%

General Electric Co	906,370	14,728,512
KBR Inc	527,620	13,000,557
Precision Castparts Corp	158,000	20,121,300
Republic Services Inc	807,832	24,630,798
The Boeing Co	229,420	15,265,607
Tyco International Ltd (Switzerland)	719,700	26,434,581
United Parcel Service Inc ‘B’	254,340	16,961,935
Verisk Analytics Inc ‘A’ *	164,210	4,599,522

		135,742,812

Information Technology - 17.8%

Apple Inc *	195,910	55,589,462
Check Point Software Technologies Ltd * (Israel)	484,520	17,893,324
eBay Inc *	1,466,970	35,794,068
Google Inc ‘A’ *	53,200	27,972,028
Marvell Technology Group Ltd * (Bermuda)	474,080	8,301,141
Microsoft Corp	981,490	24,036,690
QUALCOMM Inc	749,490	33,816,989
Western Digital Corp *	219,290	6,225,643

		209,629,345

Materials - 1.6%

Praxair Inc	201,200	18,160,312

Telecommunication Services - 2.0%

America Movil SAB de CV ‘L’ ADR (Mexico)	430,230	22,944,166

Utilities - 3.3%

The AES Corp *	3,379,510	38,357,439

Total Common Stocks
(Cost $1,024,141,687)		1,156,659,825

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $18,085,112; collateralized by Freddie Mac: 4.750% due 01/18/11 and value $18,451,013)	$18,085,107	18,085,107

Total Short-Term Investment
(Cost $18,085,107)		18,085,107

TOTAL INVESTMENTS - 99.8%
(Cost $1,042,226,794)		1,174,744,932

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,626,956

NET ASSETS - 100.0%		$1,177,371,888

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,156,659,825	$1,156,659,825	$-	$-
	Short-Term Investment	18,085,107	-	18,085,107	-

	Total	$1,174,744,932	$1,156,659,825	$18,085,107	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%

Industrials - 0.6%

Better Place LLC ‘B’ 8.000% * + Δ	3,920,500	$11,761,500

Total Convertible Preferred Stocks
(Cost $11,761,500)		11,761,500

COMMON STOCKS - 97.4%

Consumer Discretionary - 14.5%

AutoZone Inc *	141,700	32,436,547
Big Lots Inc *	278,900	9,273,425
Cablevision Systems Corp ‘A’	832,000	21,790,080
Darden Restaurants Inc	530,400	22,690,512
J.Crew Group Inc *	612,200	20,582,164
Lear Corp *	169,500	13,378,635
Mattel Inc	2,266,774	53,178,518
Newell Rubbermaid Inc	2,920,549	52,014,978
Stanley Black & Decker Inc	417,000	25,553,760
The TJX Cos Inc	484,700	21,632,161

		272,530,780

Consumer Staples - 7.8%

Avon Products Inc	912,600	29,303,586
Campbell Soup Co	761,829	27,235,386
McCormick & Co Inc	404,600	17,009,384
Molson Coors Brewing Co ‘B’	811,100	38,300,142
Ralcorp Holdings Inc *	590,262	34,518,522

		146,367,020

Energy - 8.4%

Arch Coal Inc	752,700	20,104,617
Holly Corp	849,050	24,410,187
Massey Energy Co	239,200	7,419,984
Murphy Oil Corp	317,000	19,628,640
Noble Energy Inc	250,700	18,825,063
Rowan Cos Inc *	437,100	13,270,356
The Williams Cos Inc	1,499,100	28,647,801
Tidewater Inc	575,000	25,765,750

		158,072,398

Financials - 15.3%

Ameriprise Financial Inc	1,348,800	63,838,704
City National Corp	826,667	43,871,218
Digital Realty Trust Inc REIT	363,900	22,452,630
Fifth Third Bancorp	1,964,900	23,637,747
KeyCorp	2,583,600	20,565,456
NYSE Euronext	797,400	22,781,718
PartnerRe Ltd (Bermuda)	314,300	25,200,574
Public Storage REIT	163,200	15,836,928
The Macerich Co REIT	686,900	29,502,355
UDR Inc REIT	923,800	19,510,656

		287,197,986

Health Care - 7.9%

CareFusion Corp *	1,411,833	35,069,932
Hospira Inc *	545,600	31,104,656
Life Technologies Corp *	317,806	14,838,362
Teleflex Inc	369,946	21,005,534
Warner Chilcott PLC ‘A’ (Ireland)	782,141	17,551,244
Zimmer Holdings Inc *	548,100	28,682,073

		148,251,801

Industrials - 12.8%

Corrections Corp of America *	1,118,964	27,616,031
Dover Corp	1,225,000	63,957,250
Equifax Inc	867,389	27,062,537
Foster Wheeler AG * (Switzerland)	822,800	20,125,688
Joy Global Inc	232,000	16,314,240
Parker-Hannifin Corp	564,200	39,527,852
Rockwell Collins Inc	793,000	46,192,250

		240,795,848

Information Technology - 15.0%

Analog Devices Inc	1,234,495	38,738,453
BMC Software Inc *	916,500	37,099,920
Ingram Micro Inc ‘A’ *	2,152,294	36,287,677
Intuit Inc *	363,400	15,920,554
Lexmark International Inc ‘A’ *	290,300	12,953,186
NetApp Inc *	401,900	20,010,601
NeuStar Inc ‘A’ *	666,674	16,573,516
Seagate Technology * (Ireland)	1,289,000	15,184,420
Smart Technologies Inc ‘A’ * (Canada)	477,284	6,467,198
Symantec Corp *	1,715,900	26,030,203
Tellabs Inc	1,928,700	14,368,815
Teradata Corp *	368,300	14,201,648
Xilinx Inc	1,048,000	27,887,280

		281,723,471

Materials - 9.9%

Air Products & Chemicals Inc	202,500	16,771,050
Ball Corp	1,154,000	67,912,900
Cliffs Natural Resources Inc	378,800	24,212,896
Compass Minerals International Inc	358,291	27,452,256
Eastman Chemical Co	415,700	30,761,800
Packaging Corp of America	790,200	18,308,934

		185,419,836

Utilities - 5.8%

Allegheny Energy Inc	853,000	20,915,560
American Electric Power Co Inc	1,231,700	44,624,491
Energen Corp	603,668	27,599,701
EQT Corp	442,000	15,938,520

		109,078,272

Total Common Stocks
(Cost $1,570,209,447)		1,829,437,412

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $23,015,744; collateralized by Fannie Mae: 4.750% due 12/15/10 and value $23,477,625)	$23,015,738	23,015,738

Total Short-Term Investment
(Cost $23,015,738)		23,015,738

TOTAL INVESTMENTS - 99.2%
(Cost $1,604,986,685)		1,864,214,650

OTHER ASSETS & LIABILITIES, NET - 0.8%		14,681,385

NET ASSETS - 100.0%		$1,878,896,035

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $11,761,500 or 0.6% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees.

(c)	As of September 30, 2010, 0.6% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$11,761,500	$-	$-	$11,761,500
	Common Stocks (1)	1,829,437,412	1,829,437,412	-	-
	Short-Term Investment	23,015,738	-	23,015,738	-

	Total	$1,864,214,650	$1,829,437,412	$23,015,738	$11,761,500

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended September 30, 2010:

Change in Net
Unrealized
Appreciation
(Depreciation)
				Total Change			on Level 3
				in Net	Transfers		Holdings
	Value,	Net	Total Net	Unrealized	In and/or		Held at the End
	Beginning	Purchases	Realized Gains	Appreciation	Out of	Value,	of Period,
	of Period	(Sales)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable
Convertible Preferred Stocks (1)	$-	$11,761,500	$-	$-	$-	$11,761,500	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%

Industrials - 0.6%

Better Place LLC ‘B’ 8.000% * + Δ	2,239,546	$6,718,638

Total Convertible Preferred Stocks
(Cost $6,718,638)		6,718,638

COMMON STOCKS - 98.1%

Consumer Discretionary - 28.4%

Chipotle Mexican Grill Inc *	32,305	5,556,460
Ctrip.com International Ltd ADR * (Cayman)	795,486	37,984,457
Discovery Communications Inc ‘C’ *	323,789	12,365,502
Dollar Tree Inc *	66,166	3,226,254
Gafisa SA ADR (Brazil)	714,881	11,073,507
Groupe Aeroplan Inc (Canada)	953,418	11,712,706
Las Vegas Sands Corp *	1,084,526	37,795,731
Li & Fung Ltd (Bermuda)	6,393,000	35,976,613
Morningstar Inc *	336,832	15,009,234
Naspers Ltd ‘N’ (South Africa)	380,258	18,555,727
Netflix Inc *	181,734	29,469,986
New Oriental Education & Technology Group ADR * (Cayman)	175,804	17,154,954
NVR Inc *	18,204	11,787,636
priceline.com Inc *	111,900	38,979,246
Sears Holdings Corp *	94,896	6,845,797
Strayer Education Inc	58,618	10,228,841
Wynn Resorts Ltd	371,003	32,191,930

		335,914,581

Consumer Staples - 3.4%

Coca-Cola Enterprises Inc	386,495	11,981,345
Mead Johnson Nutrition Co	498,677	28,379,708
Natura Cosmeticos SA (Brazil)	5,500	147,902

		40,508,955

Energy - 4.1%

Petrohawk Energy Corp *	253,404	4,089,941
Range Resources Corp	447,270	17,054,405
Ultra Petroleum Corp * (Canada)	650,629	27,313,405

		48,457,751

Financials - 9.2%

Calamos Asset Management Inc ‘A’	490,300	5,638,450
CIT Group Inc *	266,171	10,865,100
Greenhill & Co Inc	234,447	18,596,336
IntercontinentalExchange Inc *	123,444	12,927,056
Leucadia National Corp *	738,560	17,444,787
Moody’s Corp	200,421	5,006,517
MSCI Inc ‘A’ *	787,972	26,168,550
T. Rowe Price Group Inc	234,976	11,764,073

		108,410,869

Health Care - 8.5%

Gen-Probe Inc *	378,175	18,326,361
IDEXX Laboratories Inc *	248,456	15,334,704
Illumina Inc *	642,073	31,589,992
Intuitive Surgical Inc *	39,766	11,283,205
Ironwood Pharmaceuticals Inc ‘A’ *	749,595	7,630,877
Techne Corp	258,188	15,937,945

		100,103,084

Industrials - 18.6%

C.H. Robinson Worldwide Inc	256,968	17,967,203
Covanta Holding Corp	996,420	15,693,615
Edenred * (France)	1,440,869	28,540,772
Expeditors International of Washington Inc	533,103	24,645,352
Fastenal Co	310,774	16,530,069
IHS Inc ‘A’ *	216,291	14,707,788
Intertek Group PLC (United Kingdom)	937,326	26,999,173
Schindler Holding AG (Switzerland)	224,698	24,121,259
Stericycle Inc *	251,626	17,482,974
The Corporate Executive Board Co	274,702	8,669,595
Verisk Analytics Inc ‘A’ *	893,319	25,021,865

		220,379,665

Information Technology - 19.4%

Akamai Technologies Inc *	343,059	17,214,701
Alibaba.com Ltd * (Cayman)	6,876,300	14,297,019
ARM Holdings PLC ADR (United Kingdom)	610,810	11,458,796
Autodesk Inc *	442,915	14,159,993
Citrix Systems Inc *	115,673	7,893,525
FactSet Research Systems Inc	23,473	1,904,364
Gartner Inc *	561,839	16,540,540
Red Hat Inc *	515,672	21,142,552
Redecard SA (Brazil)	1,066,753	16,549,803
Rovi Corp *	241,711	12,184,651
salesforce.com inc *	336,388	37,608,178
Solera Holdings Inc	591,516	26,121,347
Teradata Corp *	842,379	32,482,134

		229,557,603

Materials - 5.6%

Intrepid Potash Inc *	427,272	11,138,981
Lynas Corp Ltd * (Australia)	4,900,170	6,488,630
Martin Marietta Materials Inc	194,056	14,936,490
Nalco Holding Co	630,998	15,907,460
Rockwood Holdings Inc *	449,271	14,138,559
Texas Industries Inc	121,458	3,828,356

		66,438,476

Telecommunication Services - 0.9%

Millicom International Cellular SA (Luxembourg)	110,795	10,630,780

Total Common Stocks
(Cost $961,527,615)		1,160,401,764

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $13,367,239; collateralized by Freddie Mac: 4.750% due 01/18/11 and value $13,635,038)	$13,367,235	13,367,235

Total Short-Term Investment
(Cost $13,367,235)		13,367,235

TOTAL INVESTMENTS - 99.8%
(Cost $981,613,488)		1,180,487,637

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,816,568

NET ASSETS - 100.0%		$1,183,304,205

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $6,718,638 or 0.6% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees.

(c)	As of September 30, 2010, 0.6% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$6,718,638	$-	$-	$6,718,638
	Common Stocks
	Consumer Discretionary	335,914,581	281,382,241	54,532,340	-
	Consumer Staples	40,508,955	40,508,955	-	-
	Energy	48,457,751	48,457,751	-	-
	Financials	108,410,869	108,410,869	-	-
	Health Care	100,103,084	100,103,084	-	-
	Industrials	220,379,665	169,259,233	51,120,432	-
	Information Technology	229,557,603	215,260,584	14,297,019	-
	Materials	66,438,476	59,949,846	6,488,630	-
	Telecommunication Services	10,630,780	10,630,780	-	-

		1,160,401,764	1,033,963,343	126,438,421	-
	Short-Term Investment	13,367,235	-	13,367,235	-

	Total	$1,180,487,637	$1,033,963,343	$139,805,656	$6,718,638

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended September 30, 2010:

Change in Net
Unrealized
Appreciation
(Depreciation)
on Level 3
				Total Change	Transfers		Holdings
	Value,	Net	Total Net	in Net	In and/or		Held at the End
	Beginning	Purchases	Realized Gains	Unrealized	Out of	Value,	of Period,
	of Period	(Sales)	(Losses)	Depreciation	Level 3	End of Period	if Applicable
Convertible Preferred Stocks (1)	$8,081,524	$6,718,638	$-	($450,647)	($7,630,877)	$6,718,638	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Consumer Discretionary - 11.0%

Abercrombie & Fitch Co ‘A’	158,800	$6,244,016
Bally Technologies Inc *	79,572	2,781,041
Cablevision Systems Corp ‘A’	343,707	9,001,686
Dana Holding Corp *	724,312	8,923,524
Darden Restaurants Inc	114,373	4,892,877
Gaylord Entertainment Co *	78,200	2,385,100
H&R Block Inc	117,196	1,517,688
Limited Brands Inc	210,195	5,629,022
M.D.C. Holdings Inc	231,800	6,729,154
Macy’s Inc	531,260	12,266,793
Mattel Inc	387,895	9,100,017
Saks Inc *	488,227	4,198,752
Stanley Black & Decker Inc	216,900	13,291,632
The Interpublic Group of Cos Inc *	777,651	7,799,840
Vail Resorts Inc *	143,900	5,399,128
Viacom Inc ‘B’	304,505	11,020,036
Williams-Sonoma Inc	148,500	4,707,450

		115,887,756

Consumer Staples - 7.2%

Avon Products Inc	336,135	10,793,295
Constellation Brands Inc ‘A’ *	575,100	10,173,519
Del Monte Foods Co	825,813	10,826,409
Dr Pepper Snapple Group Inc	261,600	9,292,032
Molson Coors Brewing Co ‘B’	77,883	3,677,635
Safeway Inc	431,362	9,127,620
The J.M. Smucker Co	144,796	8,764,502
The Kroger Co	573,302	12,417,721

		75,072,733

Energy - 8.4%

Atlas Energy Inc *	387,000	11,083,680
Cameron International Corp *	271,600	11,667,936
Cimarex Energy Co	134,751	8,917,821
CONSOL Energy Inc	241,180	8,914,013
Nabors Industries Ltd * (Bermuda)	438,800	7,924,728
Newfield Exploration Co *	236,133	13,563,480
Noble Energy Inc	80,400	6,037,236
Petrohawk Energy Corp *	206,582	3,334,233
QEP Resources Inc	267,500	8,062,450
Whiting Petroleum Corp *	93,955	8,973,642

		88,479,219

Financials - 26.6%

Alexandria Real Estate Equities Inc REIT	159,528	11,166,960
Aon Corp	312,578	12,224,925
Associated Banc-Corp	605,478	7,986,255
AXIS Capital Holdings Ltd (Bermuda)	300,743	9,906,474
Boston Private Financial Holdings Inc	858,000	5,611,320
Chimera Investment Corp REIT	2,137,779	8,444,227
DuPont Fabros Technology Inc REIT	410,300	10,319,045
Fifth Third Bancorp	581,331	6,993,412
Forestar Group Inc *	818,915	13,962,501
Genworth Financial Inc ‘A’ *	389,200	4,756,024
HCC Insurance Holdings Inc	472,332	12,323,142
Invesco Ltd (Bermuda)	155,484	3,300,925
KeyCorp	893,549	7,112,650
Lincoln National Corp	343,002	8,204,608
Loews Corp	307,963	11,671,798
Mack-Cali Realty Corp REIT	294,900	9,646,179
MFA Financial Inc REIT	1,294,256	9,875,173
NYSE Euronext	171,199	4,891,155
People’s United Financial Inc	1,297,983	16,990,597
PHH Corp *	547,834	11,537,384
Simon Property Group Inc REIT	131,963	12,238,249
TCF Financial Corp	680,798	11,022,120
The Hanover Insurance Group Inc	239,858	11,273,326
The Travelers Cos Inc	279,439	14,558,772
U-Store-It Trust REIT	1,085,986	9,067,983
Washington Federal Inc	796,837	12,159,733
XL Group PLC (Ireland)	644,420	13,958,137
Zions Bancorp	379,555	8,107,295

		279,310,369

Health Care - 6.0%

Beckman Coulter Inc	71,100	3,468,969
Hologic Inc *	249,600	3,996,096
MEDNAX Inc *	122,678	6,538,737
The Cooper Cos Inc	88,454	4,088,344
Thermo Fisher Scientific Inc *	192,730	9,227,912
Universal Health Services Inc ‘B’	356,078	13,837,191
Watson Pharmaceuticals Inc *	142,435	6,026,425
WellPoint Inc *	202,058	11,444,565
Zimmer Holdings Inc *	91,929	4,810,645

		63,438,884

Industrials - 11.5%

Armstrong World Industries Inc *	142,700	5,923,477
Avery Dennison Corp	315,500	11,711,360
Briggs & Stratton Corp	394,000	7,489,940
Corrections Corp of America *	375,280	9,261,911
Cummins Inc	47,700	4,320,666
Hertz Global Holdings Inc *	1,186,634	12,566,454
Manpower Inc	180,000	9,396,000
Orbital Sciences Corp *	447,443	6,845,878
Owens Corning *	391,430	10,032,351
Raytheon Co	208,800	9,544,248
Republic Services Inc	386,300	11,778,287
Terex Corp *	297,785	6,825,232
Towers Watson & Co ‘A’	133,300	6,555,694
Trinity Industries Inc	95,514	2,127,097
Union Pacific Corp	81,953	6,703,755

		121,082,350

Information Technology - 8.8%

Anixter International Inc *	151,755	8,193,252
Ciena Corp *	309,451	4,818,152
Dell Inc *	730,241	9,463,923
Ingram Micro Inc ‘A’ *	450,100	7,588,686
ON Semiconductor Corp *	1,249,531	9,009,119
Take-Two Interactive Software Inc *	529,913	5,373,318
Tech Data Corp *	173,391	6,987,657
Teradyne Inc *	880,500	9,808,770
TiVo Inc *	789,078	7,149,047
Western Digital Corp *	142,100	4,034,219
Xerox Corp	1,307,023	13,527,688
Yahoo! Inc *	492,188	6,974,304

		92,928,135

Materials - 5.6%

Albemarle Corp	134,353	6,289,064
Ashland Inc	159,600	7,783,692
Crown Holdings Inc *	300,500	8,612,330
FMC Corp	103,260	7,064,017
Freeport-McMoRan Copper & Gold Inc	64,031	5,467,607
International Paper Co	372,328	8,098,134
Owens-Illinois Inc *	305,275	8,566,016
Walter Energy Inc	85,900	6,982,811

		58,863,671

Utilities - 11.5%

American Electric Power Co Inc	278,807	10,101,178
American Water Works Co Inc	590,739	13,746,496
CMS Energy Corp	625,785	11,276,646
Entergy Corp	109,335	8,367,408
EQT Corp	359,184	12,952,175

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Northeast Utilities	348,469	$10,304,228
NRG Energy Inc *	336,875	7,013,737
NV Energy Inc	875,800	11,516,770
PPL Corp	458,160	12,475,697
Westar Energy Inc	456,300	11,056,149
Wisconsin Energy Corp	215,312	12,445,034

		121,255,518

Total Common Stocks
(Cost $939,025,782)		1,016,318,635

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $28,636,343; collateralized by Freddie Mac: 0.000% - 4.750% due 01/18/11 - 01/25/11 and value $29,210,600)	$28,636,335	28,636,335

Total Short-Term Investment
(Cost $28,636,335)		28,636,335

TOTAL INVESTMENTS - 99.3%
(Cost $967,662,117)		1,044,954,970

OTHER ASSETS & LIABILITIES, NET - 0.7%		7,285,890

NET ASSETS - 100.0%		$1,052,240,860

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,016,318,635	$1,016,318,635	$-	$-
	Short-Term Investment	28,636,335	-	28,636,335	-

	Total	$1,044,954,970	$1,016,318,635	$28,636,335	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.5%

Consumer Discretionary - 15.3%

99 Cents Only Stores *	3,969	$74,935
AH Belo Corp ‘A’ *	10,591	74,878
America’s Car-Mart Inc *	3,035	76,421
American Greetings Corp ‘A’	20,833	387,285
Arctic Cat Inc *	7,171	73,503
Ascent Media Corp ‘A’ *	8,587	229,359
Audiovox Corp ‘A’ *	10,258	70,165
Autoliv Inc	122,000	7,970,260
Barnes & Noble Inc	20,925	339,194
Beazer Homes USA Inc *	42,293	174,670
bebe Stores Inc	15,246	109,924
Biglari Holdings Inc *	733	240,900
Blyth Inc	2,453	101,162
Bob Evans Farms Inc	16,781	471,043
Borders Group Inc *	29,766	35,422
Boyd Gaming Corp *	29,473	213,679
Brown Shoe Co Inc	539,061	6,183,030
Brunswick Corp	313,200	4,766,904
Build-A-Bear Workshop Inc *	10,458	63,271
Cabela’s Inc *	22,626	429,441
Callaway Golf Co	36,163	253,141
Cavco Industries Inc *	3,157	113,368
Charming Shoppes Inc *	65,488	230,518
Christopher & Banks Corp	9,734	76,996
Churchill Downs Inc	5,363	191,566
Cinemark Holdings Inc	31,213	502,529
CKX Inc *	25,957	127,189
Collective Brands Inc *	11,651	188,047
Columbia Sportswear Co	6,131	358,296
Core-Mark Holding Co Inc *	5,178	160,311
Cracker Barrel Old Country Store Inc	787	39,948
CSS Industries Inc	3,996	69,091
Dana Holding Corp *	6,136	75,596
Dex One Corp *	25,721	315,854
Dillard’s Inc ‘A’	23,786	562,301
Domino’s Pizza Inc *	13,593	179,699
Drew Industries Inc *	124,070	2,588,100
Ethan Allen Interiors Inc	166,522	2,907,474
EW Scripps Co ‘A’ *	18,896	148,900
Exide Technologies *	32,291	154,674
Fisher Communications Inc *	4,256	74,182
Fred’s Inc ‘A’	551,117	6,503,181
Furniture Brands International Inc *	24,795	133,397
Gaiam Inc ‘A’	10,064	67,328
Gaylord Entertainment Co *	19,393	591,486
Genesco Inc *	12,107	361,757
Gentex Corp	457,600	8,927,776
Gray Television Inc *	28,444	57,172
Group 1 Automotive Inc *	344,351	10,289,208
Haverty Furniture Cos Inc	9,530	103,972
Helen of Troy Ltd * (Bermuda)	17,124	433,066
Hillenbrand Inc	165,600	3,562,056
Hooker Furniture Corp	6,624	77,037
Hot Topic Inc	14,965	89,640
Hovnanian Enterprises Inc ‘A’ *	28,760	113,027
Iconix Brand Group Inc *	40,288	705,040
Isle of Capri Casinos Inc *	8,283	59,306
Jack in the Box Inc *	2,256	48,369
JAKKS Pacific Inc *	15,818	279,030
Jones Apparel Group Inc	48,480	952,147
Journal Communications Inc ‘A’ *	22,409	101,065
K-Swiss Inc ‘A’ *	7,759	98,927
Kid Brands Inc *	6,433	55,324
La-Z-Boy Inc *	597,678	5,044,402
Landry’s Restaurants Inc *	4,091	100,189
Libbey Inc *	9,314	122,665
Life Time Fitness Inc *	2,726	107,595
Lifetime Brands Inc *	5,550	83,805
LIN TV Corp ‘A’ *	16,822	74,690
Lions Gate Entertainment Corp * (Canada)	11,639	85,547
Lithia Motors Inc ‘A’	11,012	105,605
Live Nation Entertainment Inc *	77,845	769,109
LodgeNet Interactive Corp *	11,068	30,990
M.D.C. Holdings Inc	167,400	4,859,622
M/I Homes Inc *	10,661	110,555
Mac-Gray Corp	7,064	85,686
Marcus Corp	11,974	141,892
MarineMax Inc *	12,685	89,302
Media General Inc ‘A’ *	10,262	91,948
Mediacom Communications Corp ‘A’ *	23,396	154,648
Meritage Homes Corp *	17,970	352,571
Modine Manufacturing Co *	26,155	339,230
Morgans Hotel Group Co *	8,799	64,409
Movado Group Inc *	9,038	98,333
Multimedia Games Inc *	14,708	54,420
O’Charley’s Inc *	10,728	77,134
OfficeMax Inc *	29,848	390,710
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	50,855	567,033
Pacific Sunwear of California Inc *	38,312	200,372
Papa John’s International Inc *	2,752	72,598
Penske Automotive Group Inc *	15,144	199,901
Perry Ellis International Inc *	5,549	121,246
Pier 1 Imports Inc *	616,900	5,052,411
Pinnacle Entertainment Inc *	31,566	351,961
Quiksilver Inc *	72,844	284,820
Radio One Inc ‘D’ *	20,670	18,192
RC2 Corp *	11,368	238,160
Red Lion Hotels Corp *	7,966	59,267
Red Robin Gourmet Burgers Inc *	8,836	173,274
Regis Corp	385,382	7,372,358
Rent-A-Center Inc	36,115	808,254
Ruby Tuesday Inc *	36,115	428,685
Saks Inc *	630,219	5,419,883
Sally Beauty Holdings Inc *	4,866	54,499
Scholastic Corp	17,053	474,414
Scientific Games Corp ‘A’ *	17,590	170,623
Sealy Corp *	18,696	45,618
Select Comfort Corp *	5,036	34,144
Shoe Carnival Inc *	4,573	92,466
Sinclair Broadcast Group Inc ‘A’ *	25,168	176,679
Skyline Corp	4,126	83,593
Sonic Automotive Inc ‘A’ *	19,018	186,947
Spartan Motors Inc	18,850	87,464
Speedway Motorsports Inc	6,987	109,556
Stage Stores Inc	22,045	286,585
Standard Motor Products Inc	8,645	91,032
Standard Pacific Corp *	60,305	239,411
Stein Mart Inc *	9,566	84,468
Steinway Musical Instruments Inc *	3,525	60,701
Stewart Enterprises Inc ‘A’	46,102	248,490
Superior Industries International Inc	9,718	167,927
The Bon-Ton Stores Inc *	4,652	47,311
The Cato Corp ‘A’	285,748	7,646,616
The Children’s Place Retail Stores Inc *	1,521	74,179
The Dress Barn Inc *	1,963	46,621
The Finish Line Inc ‘A’	19,760	274,862
The Gymboree Corp *	68,700	2,853,798
The Men’s Wearhouse Inc	437,863	10,416,761
The Pep Boys-Manny, Moe & Jack	29,931	316,670
The Ryland Group Inc	24,625	441,280
The Talbots Inc *	5,475	71,723
The Timberland Co ‘A’ *	21,903	433,898
The Wet Seal Inc ‘A’ *	17,054	57,813
Thor Industries Inc	487,800	16,292,520
Tuesday Morning Corp *	17,538	83,656
Unifi Inc *	24,504	110,513

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Universal Electronics Inc *	4,991	$104,062
Vail Resorts Inc *	20,065	752,839
Warner Music Group Corp *	18,110	81,495
West Marine Inc *	8,930	90,729
Weyco Group Inc	2,446	59,242
Winnebago Industries Inc *	352,250	3,670,445

		146,437,659

Consumer Staples - 1.6%

Alliance One International Inc *	49,074	203,657
B&G Foods Inc	12,645	138,083
Casey’s General Stores Inc	12,766	532,981
Central Garden & Pet Co ‘A’ *	32,139	332,960
Chiquita Brands International Inc *	25,122	332,615
Darling International Inc *	12,294	104,745
Dole Food Co Inc *	19,864	181,756
Elizabeth Arden Inc *	13,722	274,303
Farmer Bros. Co	4,181	66,896
Fresh Del Monte Produce Inc * (Cayman)	22,018	477,791
Imperial Sugar Co	7,375	96,465
Ingles Markets Inc ‘A’	7,413	123,130
John B. Sanfilippo & Son Inc *	4,882	64,442
Lancaster Colony Corp	139,000	6,602,500
Nash Finch Co	7,049	299,864
Nutraceutical International Corp *	6,220	97,592
Oil-Dri Corp of America	2,833	60,938
Pilgrim’s Pride Corp *	16,061	90,263
Prestige Brands Holdings Inc *	24,610	243,393
Rite Aid Corp *	284,116	267,921
Ruddick Corp	11,507	399,063
Sanderson Farms Inc	1,449	62,727
Seneca Foods Corp ‘A’ *	4,527	118,562
Smart Balance Inc *	19,934	77,344
Spartan Stores Inc	12,927	187,442
Spectrum Brands Holdings Inc *	9,680	263,102
The Andersons Inc	10,259	388,816
The Great Atlantic & Pacific Tea Co Inc *	13,893	55,016
The Hain Celestial Group Inc *	22,806	546,888
The Pantry Inc *	11,928	287,584
TreeHouse Foods Inc *	19,375	893,188
Universal Corp	13,322	534,079
Vector Group Ltd	8,337	155,902
Village Super Market Inc ‘A’	1,965	54,902
Weis Markets Inc	6,214	243,154
Winn-Dixie Stores Inc *	31,002	221,044

		15,081,108

Energy - 10.1%

Abraxas Petroleum Corp	23,626	67,098
Allis-Chalmers Energy Inc *	21,020	87,653
Approach Resources Inc *	7,684	85,907
ATP Oil & Gas Corp *	24,762	338,001
Atwood Oceanics Inc *	251,500	7,658,175
Basic Energy Services Inc *	13,153	112,064
Berry Petroleum Co ‘A’	27,988	888,059
Bill Barrett Corp *	25,207	907,452
BPZ Resources Inc *	41,124	157,505
Bristow Group Inc *	276,480	9,975,398
Cal Dive International Inc *	51,575	282,115
Cheniere Energy Inc *	21,999	55,437
Cloud Peak Energy Inc *	14,116	257,617
Complete Production Services Inc *	43,020	879,759
Contango Oil & Gas Co *	2,217	111,205
Crosstex Energy Inc *	23,345	184,425
CVR Energy Inc *	17,199	141,892
Dawson Geophysical Co *	4,434	118,166
Delek US Holdings Inc	8,183	58,590
Delta Petroleum Corp *	104,060	81,854
DHT Holdings Inc	28,256	116,697
Energy Partners Ltd *	15,878	190,695
Gastar Exploration Ltd * (Canada)	24,779	99,612
General Maritime Corp	43,357	212,883
Georesources Inc *	7,509	119,393
Global Industries Ltd *	1,034,434	5,658,354
GMX Resources Inc *	17,240	83,786
Golar LNG Ltd (Bermuda)	19,294	241,561
Goodrich Petroleum Corp *	13,746	200,279
Green Plains Renewable Energy Inc *	9,184	111,218
Gulf Island Fabrication Inc	8,091	147,256
GulfMark Offshore Inc ‘A’ *	12,658	388,854
Harvest Natural Resources Inc *	18,957	197,532
Helix Energy Solutions Group Inc *	612,574	6,824,074
Hercules Offshore Inc *	64,022	169,658
Hornbeck Offshore Services Inc *	12,861	250,661
International Coal Group Inc *	73,355	390,249
James River Coal Co *	3,059	53,624
Key Energy Services Inc *	65,786	625,625
Knightsbridge Tankers Ltd (Bermuda)	9,923	187,545
Matrix Service Co *	12,831	112,271
Miller Petroleum Inc *	10,081	54,337
Natural Gas Services Group Inc *	6,952	102,681
Newpark Resources Inc *	45,988	386,299
Nordic American Tanker Shipping Ltd (Bermuda)	25,882	692,602
Oasis Petroleum Inc	13,397	259,500
Oil States International Inc *	191,100	8,895,705
Overseas Shipholding Group Inc	144,002	4,942,149
Parker Drilling Co *	64,658	281,262
Patriot Coal Corp *	43,609	497,579
Penn Virginia Corp	25,270	405,331
Petroleum Development Corp *	10,621	293,140
PetroQuest Energy Inc *	24,125	146,921
PHI Inc *	7,679	124,246
Pioneer Drilling Co *	30,057	191,764
Resolute Energy Corp *	19,072	210,936
REX American Resources Corp *	4,482	64,944
Rex Energy Corp *	15,107	193,370
Rosetta Resources Inc *	11,365	266,964
Rowan Cos Inc *	439,000	13,328,040
Seahawk Drilling Inc *	5,993	50,701
Ship Finance International Ltd (Bermuda)	24,663	479,202
Stone Energy Corp *	22,473	331,027
Swift Energy Co *	20,900	586,872
T-3 Energy Services Inc *	7,418	193,981
Teekay Corp	182,360	4,874,483
Teekay Tankers Ltd ‘A’	14,990	195,020
Tesco Corp * (Canada)	16,502	198,519
TETRA Technologies Inc *	37,140	378,828
Tidewater Inc	237,000	10,619,970
Union Drilling Inc *	8,491	38,040
Unit Corp *	179,200	6,682,368
USEC Inc *	63,346	328,766
Vaalco Energy Inc *	25,540	146,600
Vantage Drilling Co * (Cayman)	70,030	112,048
Venoco Inc *	8,571	168,249
W&T Offshore Inc	18,023	191,044
Warren Resources Inc *	34,651	137,564
Western Refining Inc *	28,728	150,535
Willbros Group Inc *	21,591	197,989
World Fuel Services Corp	17,022	442,742

		96,672,517

Financials - 22.6%

1st Source Corp	8,456	146,796
1st United Bancorp Inc *	12,664	81,430
Abington Bancorp Inc	12,139	127,945
Acadia Realty Trust REIT	18,150	344,850
Advance America Cash Advance Centers Inc	27,356	110,245
Agree Realty Corp REIT	5,148	129,987
Alexander’s Inc REIT	357	112,733

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

Alliance Financial Corp	2,744	$82,951
Alterra Capital Holdings Ltd (Bermuda)	52,368	1,043,171
Ambac Financial Group Inc *	162,440	90,154
American Campus Communities Inc REIT	35,943	1,094,105
American Capital Agency Corp REIT	17,907	475,789
American Capital Ltd *	187,858	1,091,455
American Equity Investment Life Holding Co	32,501	332,810
American National Bankshares Inc	3,602	79,028
American National Insurance Co	52,951	4,022,687
American Physicians Capital Inc	4,479	185,699
American Physicians Service Group Inc	4,038	130,629
American Safety Insurance Holdings Ltd * (Bermuda)	6,403	104,625
Ameris Bancorp *	13,539	126,590
Amerisafe Inc *	11,072	207,932
Ames National Corp	4,729	94,296
AmTrust Financial Services Inc	12,597	182,908
Anworth Mortgage Asset Corp REIT	62,635	446,588
Apollo Commercial Real Estate Finance Inc REIT	6,647	106,817
Apollo Investment Corp	108,345	1,108,369
Argo Group International Holdings Ltd (Bermuda)	17,307	601,245
Arlington Asset Investment Corp ‘A’	3,712	86,527
Arrow Financial Corp	5,126	128,568
Arthur J. Gallagher & Co	208,300	5,492,871
Ashford Hospitality Trust Inc REIT *	23,163	209,625
Aspen Insurance Holdings Ltd (Bermuda)	340,230	10,302,164
Associated Estates Realty Corp REIT	9,014	126,016
Asta Funding Inc	6,889	52,563
Astoria Financial Corp	47,795	651,446
Avatar Holdings Inc *	5,160	98,453
Baldwin & Lyons Inc ‘B’	5,106	129,948
BancFirst Corp	3,796	153,586
Banco Latinoamericano de Comerico Exterior SA ‘E’ (Panama)	14,959	216,158
Bancorp Rhode Island Inc	2,301	64,267
Bank Mutual Corp	25,329	131,458
Bank of Marin Bancorp	3,024	97,494
Bank of the Ozarks Inc	6,239	231,405
BankFinancial Corp	10,879	99,760
Beneficial Mutual Bancorp Inc *	19,306	173,175
Berkshire Hills Bancorp Inc	7,805	147,983
BioMed Realty Trust Inc REIT	62,766	1,124,767
BlackRock Kelso Capital Corp	36,021	414,241
BofI Holding Inc *	4,264	50,614
Boston Private Financial Holdings Inc	38,991	255,001
Bridge Bancorp Inc	2,502	62,525
Brookline Bancorp Inc	32,425	323,601
Bryn Mawr Bank Corp	5,015	86,358
Calamos Asset Management Inc ‘A’	11,166	128,409
Camden National Corp	4,339	150,346
Capital City Bank Group Inc	6,712	81,484
Capital Southwest Corp	1,644	149,275
CapLease Inc REIT	33,373	186,555
Capstead Mortgage Corp REIT	37,798	410,864
Cardinal Financial Corp	16,366	157,277
Cash America International Inc	11,248	393,680
Cathay General Bancorp	43,183	513,446
CBL & Associates Properties Inc REIT	76,741	1,002,237
Cedar Shopping Centers Inc REIT	31,144	189,356
Center Financial Corp *	20,166	102,645
Centerstate Banks Inc	12,525	107,465
Chatham Lodging Trust REIT *	5,511	102,560
Chemical Financial Corp	246,870	5,095,397
Chesapeake Lodging Trust REIT *	5,263	86,103
Citizens & Northern Corp	7,161	93,093
Citizens Inc *	20,790	143,243
Citizens Republic Bancorp Inc *	221,307	199,420
City Holding Co	8,556	262,413
Clifton Savings Bancorp Inc	6,213	53,432
CNA Surety Corp *	10,057	180,221
CNB Financial Corp	5,378	73,948
CNO Financial Group Inc *	113,147	626,834
CoBiz Financial Inc	18,675	103,833
Cogdell Spencer Inc REIT	25,100	158,632
Cohen & Steers Inc	2,180	47,306
Colonial Properties Trust REIT	38,880	629,467
Colony Financial Inc REIT	8,693	160,647
Columbia Banking System Inc	21,887	430,080
Community Bank System Inc	18,328	421,727
Community Trust Bancorp Inc	7,522	203,771
Compass Diversified Holdings	16,625	268,660
Consolidated-Tomoka Land Co	3,295	93,940
Cousins Properties Inc REIT	50,113	357,807
Cowen Group Inc ‘A’ *	21,180	69,682
CreXus Investment Corp REIT	8,420	101,293
CVB Financial Corp	49,836	374,268
Cypress Sharpridge Investments Inc REIT	19,705	263,062
Danvers Bancorp Inc	10,809	165,702
DCT Industrial Trust Inc REIT	117,146	561,129
Delphi Financial Group Inc ‘A’	26,364	658,836
DiamondRock Hospitality Co REIT *	85,700	813,293
Dime Community Bancshares Inc	15,148	209,800
Donegal Group Inc ‘A’	7,039	92,000
DuPont Fabros Technology Inc REIT	14,290	359,393
Dynex Capital Inc REIT	8,899	95,931
Eagle Bancorp Inc *	9,551	109,645
EastGroup Properties Inc REIT	8,183	305,881
Education Realty Trust Inc REIT	32,561	232,811
EMC Insurance Group Inc	3,183	67,862
Encore Bancshares Inc *	4,948	35,576
Encore Capital Group Inc *	2,759	49,717
Enstar Group Ltd * (Bermuda)	3,996	290,110
Enterprise Financial Services Corp	8,625	80,213
Entertainment Properties Trust REIT	25,538	1,102,731
Equity Lifestyle Properties Inc REIT	4,691	255,566
Equity One Inc REIT	17,331	292,547
Erie Indemnity Co ‘A’	133,828	7,502,398
ESB Financial Corp	5,384	74,945
ESSA Bancorp Inc	8,420	99,693
Excel Trust Inc REIT *	8,962	101,002
Extra Space Storage Inc REIT	48,245	773,850
F.N.B. Corp	62,959	538,929
FBL Financial Group Inc ‘A’	7,378	191,680
FBR Capital Markets Corp *	29,677	93,186
Federal Agricultural Mortgage Corp ‘C’	5,561	60,170
FelCor Lodging Trust Inc REIT *	27,489	126,449
Fifth Street Finance Corp	30,023	334,456
Financial Institutions Inc	6,448	113,872
First American Financial Corp	53,255	795,630
First Bancorp Inc ME	5,163	71,404
First Bancorp NC	8,426	114,762
First Busey Corp	29,704	135,153
First Commonwealth Financial Corp	57,555	313,675
First Community Bancshares Inc	9,013	116,268
First Financial Bancorp	30,948	516,213
First Financial Bankshares Inc	6,216	292,090
First Financial Corp	6,137	181,041
First Financial Holdings Inc	9,466	105,451
First Industrial Realty Trust Inc REIT *	35,466	179,813
First Interstate Bancsystem Inc	6,912	93,036
First Merchants Corp	14,358	109,552
First Mercury Financial Corp	8,789	88,593
First Midwest Bancorp Inc	41,211	475,163
First Potomac Realty Trust REIT	21,001	315,015
First South Bancorp Inc	5,154	51,128
FirstMerit Corp	59,257	1,085,588
Flagstar Bancorp Inc *	26,128	47,553

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

Flagstone Reinsurance Holdings SA (Luxembourg)	29,500	$312,995
Flushing Financial Corp	17,533	202,681
Forestar Group Inc *	20,454	348,741
FPIC Insurance Group Inc *	5,609	196,820
Franklin Street Properties Corp REIT	38,247	475,028
GAMCO Investors Inc ‘A’	1,579	60,839
German American Bancorp Inc	6,500	111,540
Getty Realty Corp REIT	6,554	175,844
GFI Group Inc	15,534	72,078
Glacier Bancorp Inc	39,785	580,861
Gladstone Capital Corp	12,104	136,412
Gladstone Commercial Corp REIT	5,635	96,697
Gladstone Investment Corp	13,157	88,152
Gleacher & Co Inc *	23,106	37,201
Glimcher Realty Trust REIT	39,134	240,674
Global Indemnity PLC * (Ireland)	7,930	127,276
Golub Capital BDC Inc	4,330	66,249
Government Properties Income Trust REIT	15,174	405,146
Great Southern Bancorp Inc	5,641	122,805
Green Bankshares Inc *	6,741	45,771
Greenlight Capital Re Ltd ‘A’ * (Cayman)	15,947	398,994
Hallmark Financial Services Inc *	7,370	64,414
Hancock Holding Co	15,890	477,812
Hanmi Financial Corp *	29,675	37,984
Harleysville Group Inc	6,032	197,789
Harris & Harris Group Inc *	18,986	81,070
Hatteras Financial Corp REIT	24,817	706,540
HCC Insurance Holdings Inc	41,700	1,087,953
Healthcare Realty Trust Inc REIT	34,298	802,230
Heartland Financial USA Inc	7,467	114,917
Hercules Technology Growth Capital Inc	20,420	206,446
Heritage Financial Corp *	5,877	82,278
Hersha Hospitality Trust REIT	62,531	323,911
Highwoods Properties Inc REIT	37,500	1,217,625
Hilltop Holdings Inc *	23,192	222,179
Home Bancorp Inc *	4,864	65,080
Home BancShares Inc	12,280	249,530
Home Federal Bancorp Inc	9,719	118,280
Home Properties Inc REIT	13,617	720,339
Horace Mann Educators Corp	21,748	386,679
Hudson Pacific Properties Inc REIT	6,700	109,679
Hudson Valley Holding Corp	6,373	124,401
IBERIABANK Corp	14,601	729,758
Independent Bank Corp	11,749	264,587
Infinity Property & Casualty Corp	7,173	349,827
Inland Real Estate Corp REIT	41,378	343,851
International Assets Holding Corp *	7,148	129,379
International Bancshares Corp	29,330	495,384
Invesco Mortgage Capital Inc REIT	14,556	313,245
Investment Technology Group Inc *	23,515	334,383
Investors Bancorp Inc *	23,103	273,540
Investors Real Estate Trust REIT	41,550	348,189
iStar Financial Inc REIT *	52,376	160,271
JMP Group Inc	8,598	52,448
Kansas City Life Insurance Co	2,338	72,922
KBW Inc *	6,528	167,117
Kearny Financial Corp	8,420	74,349
Kilroy Realty Corp REIT	30,116	998,044
Kite Realty Group Trust REIT	31,170	138,395
Knight Capital Group Inc ‘A’ *	51,595	639,262
LaBranche & Co Inc *	21,336	83,210
Lakeland Bancorp Inc	11,874	100,098
Lakeland Financial Corp	9,005	168,033
LaSalle Hotel Properties REIT	38,825	908,117
Lexington Realty Trust REIT	54,364	389,246
LTC Properties Inc REIT	11,028	281,435
Maiden Holdings Ltd (Bermuda)	29,100	221,451
Main Street Capital Corp	7,311	116,172
MainSource Financial Group Inc	11,655	89,044
Marlin Business Services Corp *	5,186	62,232
MB Financial Inc	29,405	476,949
MCG Capital Corp	43,379	253,333
Meadowbrook Insurance Group Inc	31,107	279,030
Medallion Financial Corp	9,820	76,498
Medical Properties Trust Inc REIT	61,703	625,668
Merchants Bancshares Inc	2,800	69,832
Meridian Interstate Bancorp Inc *	5,732	60,415
Metro Bancorp Inc *	7,651	79,494
MF Global Holdings Ltd *	57,824	416,333
MFA Financial Inc REIT	152,132	1,160,767
MGIC Investment Corp *	111,520	1,029,330
Mid-America Apartment Communities Inc REIT	6,394	372,642
MidSouth Bancorp Inc	4,611	65,246
MidWestOne Financial Group Inc	4,234	62,070
Mission West Properties Inc REIT	11,187	75,848
Monmouth Real Estate Investment Corp ‘A’ REIT	16,540	129,343
Montpelier Re Holdings Ltd (Bermuda)	504,177	8,732,346
MPG Office Trust Inc REIT *	27,241	68,103
MVC Capital Inc	13,066	169,466
Nara Bancorp Inc *	21,305	150,413
National Bankshares Inc	3,969	102,400
National Financial Partners Corp *	24,080	305,094
National Health Investors Inc REIT	7,329	322,916
National Interstate Corp	4,207	91,586
National Penn Bancshares Inc	69,962	437,262
National Retail Properties Inc REIT	45,158	1,133,917
National Western Life Insurance Co ‘A’	1,202	169,097
NBT Bancorp Inc	18,936	417,918
Nelnet Inc ‘A’	13,414	306,912
NewAlliance Bancshares Inc	57,802	729,461
Newcastle Investment Corp REIT *	36,078	111,842
NewStar Financial Inc *	15,321	113,529
NGP Capital Resources Co	12,514	113,377
Northfield Bancorp Inc	10,312	111,576
NorthStar Realty Finance Corp REIT	42,524	159,040
Northwest Bancshares Inc	60,161	673,202
NYMAGIC Inc	3,079	79,038
OceanFirst Financial Corp	8,204	100,663
Ocwen Financial Corp *	41,647	422,301
Old National Bancorp	48,076	504,798
Old Republic International Corp	961,800	13,320,930
Omega Healthcare Investors Inc REIT	41,034	921,213
OmniAmerican Bancorp Inc *	7,081	79,803
One Liberty Properties Inc REIT	5,176	82,350
Oppenheimer Holdings Inc ‘A’	5,679	158,728
Oriental Financial Group Inc	26,124	347,449
Oritani Financial Corp	20,741	206,995
Orrstown Financial Services Inc	3,834	88,795
Pacific Continental Corp	10,716	96,980
PacWest Bancorp	17,183	327,508
Park National Corp	6,736	431,373
Parkway Properties Inc REIT	12,236	181,093
Peapack-Gladstone Financial Corp	5,197	61,221
Pebblebrook Hotel Trust REIT *	18,867	339,795
PennantPark Investment Corp	18,107	192,115
Penns Woods Bancorp Inc	2,309	76,312
Pennsylvania REIT	30,897	366,438
Pennymac Mortgage Investment Trust REIT	9,200	164,588
Penson Worldwide Inc *	11,657	57,935
Peoples Bancorp Inc	6,113	75,618
PHH Corp *	30,600	644,436
PICO Holdings Inc *	12,593	376,027
Pinnacle Financial Partners Inc *	18,607	170,998
Piper Jaffray Cos *	9,343	272,162
Platinum Underwriters Holdings Ltd (Bermuda)	22,646	985,554
PMA Capital Corp ‘A’ *	19,131	144,248
Post Properties Inc REIT	27,089	756,325

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Potlatch Corp REIT	10,603	$360,502
Presidential Life Corp	11,755	115,199
Primerica Inc	13,052	265,478
PrivateBancorp Inc	28,504	324,661
ProAssurance Corp *	17,738	1,021,531
Prospect Capital Corp	37,511	364,232
Prosperity Bancshares Inc	25,619	831,849
Protective Life Corp	665,923	14,490,484
Provident Financial Services Inc	33,126	409,437
Provident New York Bancorp	21,541	180,729
PS Business Parks Inc REIT	7,901	446,960
Radian Group Inc	74,009	578,750
RAIT Financial Trust REIT *	45,475	75,034
Ramco-Gershenson Properties Trust REIT	21,346	228,616
Redwood Trust Inc REIT	43,048	622,474
Renasant Corp	11,698	177,927
Republic Bancorp Inc ‘A’	5,484	115,877
Resource Capital Corp REIT	25,115	159,480
Retail Opportunity Investments Corp	23,218	222,196
RLI Corp	118,781	6,725,380
Rockville Financial Inc	5,074	58,300
Roma Financial Corp	4,917	51,776
S&T Bancorp Inc	13,759	239,682
S.Y. Bancorp Inc	5,619	139,464
Safeguard Scientifics Inc *	10,871	136,214
Safety Insurance Group Inc	6,855	288,047
Sanders Morris Harris Group Inc	12,344	69,867
Sandy Spring Bancorp Inc	13,547	209,978
Saul Centers Inc REIT	1,401	58,772
SCBT Financial Corp	7,165	223,476
SeaBright Insurance Holdings Inc	13,320	107,359
Selective Insurance Group Inc	29,825	485,849
Sierra Bancorp	5,613	69,321
Simmons First National Corp ‘A’	9,400	265,738
Solar Capital Ltd	3,351	71,879
Southside Bancshares Inc	8,891	167,951
Southwest Bancorp Inc	11,020	142,929
Sovran Self Storage Inc REIT	15,123	573,162
StanCorp Financial Group Inc	170,100	6,463,800
Starwood Property Trust Inc REIT	26,344	523,455
State Auto Financial Corp	8,370	127,308
State Bancorp Inc	9,920	89,082
StellarOne Corp	12,837	163,287
Sterling Bancorp	15,212	132,192
Sterling Bancshares Inc	50,970	273,709
Stewart Information Services Corp	10,102	114,355
Stifel Financial Corp *	962	44,531
Strategic Hotels & Resorts Inc REIT *	59,821	253,641
Suffolk Bancorp	3,868	97,938
Sun Communities Inc REIT	10,952	336,226
Sunstone Hotel Investors Inc REIT *	55,260	501,208
Susquehanna Bancshares Inc	71,880	606,667
SVB Financial Group *	23,042	975,137
SWS Group Inc	15,824	113,458
Tanger Factory Outlet Centers Inc REIT	9,291	437,978
Taylor Capital Group Inc *	5,616	64,416
Tejon Ranch Co *	4,931	106,855
Terreno Realty Corp REIT *	5,630	102,579
Territorial Bancorp Inc	7,043	118,534
Texas Capital Bancshares Inc *	20,255	349,804
The Bancorp Inc *	13,086	87,545
The First Marblehead Corp *	32,957	77,119
The First of Long Island Corp	3,389	84,657
The Hanover Insurance Group Inc	168,800	7,933,600
The Navigators Group Inc *	6,925	309,063
The Phoenix Cos Inc *	65,131	136,775
The PMI Group Inc *	79,935	293,361
The Student Loan Corp	2,155	64,004
THL Credit Inc	5,289	62,304
Thomas Properties Group Inc *	21,051	75,152
TICC Capital Corp	15,720	162,702
Tompkins Financial Corp	4,305	170,736
Tower Bancorp Inc	3,256	65,999
Tower Group Inc	389,916	9,104,539
TowneBank	13,145	196,649
TradeStation Group Inc *	17,687	116,380
Transatlantic Holdings Inc	59,700	3,033,954
Triangle Capital Corp	7,252	115,887
Trico Bancshares	7,952	122,222
Trustco Bank Corp NY	558,357	3,104,465
Trustmark Corp	34,883	758,356
Two Harbors Investment Corp REIT	15,401	138,917
U-Store-It Trust REIT	51,600	430,860
UMB Financial Corp	17,335	615,566
UMH Properties Inc REIT	7,051	75,728
Umpqua Holdings Corp	63,342	718,298
Union First Market Bankshares Corp	10,173	132,859
United Bankshares Inc	21,454	533,990
United Community Banks Inc *	52,468	117,528
United Financial Bancorp Inc	9,543	128,926
United Fire & Casualty Co	13,058	276,960
Universal Health Realty Income Trust REIT	3,198	110,043
Universal Insurance Holdings Inc	11,301	50,741
Univest Corp of Pennsylvania	9,321	162,745
Urstadt Biddle Properties Inc ‘A’ REIT	9,785	176,913
Validus Holdings Ltd (Bermuda)	325,900	8,590,724
ViewPoint Financial Group	5,509	50,958
Virginia Commerce Bancorp Inc *	11,847	57,576
Walter Investment Management Corp REIT	14,539	254,287
Washington Banking Co	9,042	125,322
Washington REIT	25,038	794,456
Washington Trust Bancorp Inc	7,939	151,794
Webster Financial Corp	36,324	637,849
WesBanco Inc	12,752	208,368
West Bancorp Inc *	9,478	59,711
West Coast Bancorp *	52,420	119,518
Westamerica Bancorp	8,686	473,300
Western Alliance Bancorp *	32,879	220,289
Westfield Financial Inc	17,049	132,982
Whitney Holding Corp	51,899	424,015
Wilshire Bancorp Inc	11,325	74,066
Winthrop Realty Trust REIT	10,586	130,843
Wintrust Financial Corp	17,210	557,776
World Acceptance Corp *	4,706	207,817
WSFS Financial Corp	2,820	105,778

		216,508,452

Health Care - 5.0%

Accelrys Inc *	15,076	104,929
Affymetrix Inc *	35,723	162,897
Albany Molecular Research Inc *	14,650	93,467
Alkermes Inc *	37,932	555,704
Allied Healthcare International Inc *	26,226	65,565
American Dental Partners Inc *	9,130	110,108
AMERIGROUP Corp *	24,284	1,031,341
AMN Healthcare Services Inc *	10,627	54,623
AmSurg Corp *	17,299	302,387
Analogic Corp	2,162	97,031
AngioDynamics Inc *	14,102	214,914
Assisted Living Concepts Inc ‘A’ *	5,697	173,417
BMP Sunstone Corp *	14,471	109,980
Cambrex Corp *	19,633	83,440
Cantel Medical Corp	7,421	120,220
Capital Senior Living Corp *	16,545	88,185
CardioNet Inc *	10,445	47,107
Celera Corp *	43,442	292,799
Centene Corp *	26,923	635,114
Chindex International Inc *	4,954	74,855
CONMED Corp *	16,461	368,891
Cross Country Healthcare Inc *	17,853	128,363

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
CryoLife Inc *	15,165	$92,052
Cutera Inc *	7,751	62,783
Cynosure Inc ‘A’ *	6,087	62,148
Cypress Bioscience Inc *	22,044	84,869
DynaVox Inc ‘A’ *	4,825	39,179
Enzon Pharmaceuticals Inc *	11,601	130,511
Exelixis Inc *	30,331	118,898
Five Star Quality Care Inc *	18,602	93,940
Gentiva Health Services Inc *	10,730	234,450
Greatbatch Inc *	12,900	299,151
Hanger Orthopedic Group Inc *	7,429	108,018
HealthSouth Corp *	3,528	67,738
Healthspring Inc *	31,967	826,027
Healthways Inc *	19,221	223,732
ICU Medical Inc *	5,010	186,823
Impax Laboratories Inc *	4,220	83,556
Invacare Corp	15,219	403,456
Kendle International Inc *	8,268	77,058
Kindred Healthcare Inc *	21,835	284,292
Lexicon Pharmaceuticals Inc *	80,178	128,285
Magellan Health Services Inc *	18,067	853,485
Martek Biosciences Corp *	18,632	421,642
Maxygen Inc *	17,218	99,692
MedCath Corp *	11,795	118,776
Medical Action Industries Inc *	8,309	75,196
Medicis Pharmaceutical Corp ‘A’	33,824	1,002,882
Molina Healthcare Inc *	3,050	82,319
National Healthcare Corp	4,914	182,162
Owens & Minor Inc	7,262	206,677
Palomar Medical Technologies Inc *	4,877	50,379
Par Pharmaceutical Cos Inc *	19,917	579,186
Pharmaceutical Product Development Inc	346,100	8,579,819
PharMerica Corp *	10,456	99,646
Psychiatric Solutions Inc *	8,344	279,941
RehabCare Group Inc *	11,237	227,212
Res-Care Inc *	14,250	189,097
RTI Biologics Inc *	30,135	79,255
Select Medical Holdings Corp *	28,062	216,077
Skilled Healthcare Group Inc ‘A’ *	11,557	45,419
Solta Medical Inc *	25,791	51,582
STERIS Corp	290,273	9,642,869
Sun Healthcare Group Inc *	41,161	348,634
SuperGen Inc *	34,139	71,351
SurModics Inc *	4,369	52,078
Symmetry Medical Inc *	20,353	196,203
Syneron Medical Ltd * (Israel)	15,312	151,895
Teleflex Inc	142,000	8,062,760
The Medicines Co *	14,503	205,943
TomoTherapy Inc *	20,024	70,484
Triple-S Management Corp ‘B’ *	11,277	190,017
Universal American Corp	17,405	256,724
ViroPharma Inc *	43,661	650,986
WellCare Health Plans Inc *	23,538	681,660
West Pharmaceutical Services Inc	146,300	5,019,553
Wright Medical Group Inc *	8,047	115,957
Young Innovations Inc	2,375	67,949

		47,747,810

Industrials - 25.9%

A.O. Smith Corp	77,889	4,508,994
AAR Corp *	21,576	402,608
ABM Industries Inc	458,410	9,897,072
ACCO Brands Corp *	31,683	182,177
Aceto Corp	14,959	101,572
Administaff Inc	323,900	8,722,627
Air Transport Services Group Inc *	30,528	185,916
Aircastle Ltd (Bermuda)	28,463	241,366
AirTran Holdings Inc *	73,342	539,064
Alamo Group Inc	3,489	77,909
Alaska Air Group Inc *	18,501	944,106
Albany International Corp ‘A’	12,630	238,960
AMERCO *	4,608	366,244
American Commercial Lines Inc *	5,263	146,732
American Railcar Industries Inc *	5,608	87,933
American Reprographics Co *	17,879	140,350
American Woodmark Corp	29,869	529,577
Ameron International Corp	5,146	349,722
Ampco-Pittsburgh Corp	4,458	110,648
Apogee Enterprises Inc	306,953	2,808,620
Applied Industrial Technologies Inc	171,300	5,241,780
Applied Signal Technology Inc	4,161	103,526
Arkansas Best Corp	14,150	342,854
Astec Industries Inc *	192,456	5,490,770
ATC Technology Corp *	6,895	170,582
Atlas Air Worldwide Holdings Inc *	14,365	722,559
Baldor Electric Co	1,662	67,145
Baltic Trading Ltd	9,346	102,899
Barnes Group Inc	3,615	63,588
Bowne & Co Inc	6,299	71,368
Brady Corp ‘A’	306,667	8,945,476
Briggs & Stratton Corp	288,707	5,488,320
Broadwind Energy Inc *	39,625	74,099
Builders FirstSource Inc *	22,886	52,180
CAI International Inc *	4,111	62,364
Carlisle Cos Inc	274,500	8,221,275
Cascade Corp	5,133	163,229
CBIZ Inc *	12,286	72,856
CDI Corp	6,347	82,003
Celadon Group Inc *	4,811	66,440
Ceradyne Inc *	206,248	4,815,891
Chart Industries Inc *	15,887	323,459
CIRCOR International Inc	131,323	4,149,807
CLARCOR Inc	1,813	70,036
Columbus McKinnon Corp *	10,891	180,682
Comfort Systems USA Inc	21,588	231,639
Commercial Vehicle Group Inc *	13,822	140,708
Courier Corp	6,418	91,264
CRA International Inc *	5,341	96,405
Cubic Corp	4,956	202,205
Curtiss-Wright Corp	25,045	758,863
Douglas Dynamics Inc *	6,550	80,893
Ducommun Inc	5,917	128,872
Dycom Industries Inc *	21,832	218,102
Dynamic Materials Corp	4,369	66,016
Eagle Bulk Shipping Inc *	35,133	183,394
EMCOR Group Inc *	225,837	5,553,332
Encore Wire Corp	10,785	221,200
EnergySolutions Inc	49,391	248,437
EnerSys *	19,175	478,800
Ennis Inc	11,987	214,447
EnPro Industries Inc *	6,902	215,895
ESCO Technologies Inc	14,408	479,210
Esterline Technologies Corp *	16,233	929,015
Excel Maritime Carriers Ltd * (Liberia)	21,801	122,522
Federal Signal Corp	34,657	186,801
Force Protection Inc *	38,506	194,070
Franklin Electric Co Inc	169,599	5,623,903
FreightCar America Inc	6,913	170,060
Fuel Tech Inc *	10,687	67,007
G&K Services Inc ‘A’	10,461	239,138
Gardner Denver Inc	174,170	9,349,446
Genco Shipping & Trading Ltd *	14,494	231,034
GenCorp Inc *	30,579	150,449
Generac Holdings Inc *	7,453	101,659
Genesee & Wyoming Inc ‘A’ *	211,950	9,196,510
Gibraltar Industries Inc *	606,797	5,449,037
GP Strategies Corp *	6,812	61,921
Graco Inc	271,700	8,621,041
Granite Construction Inc	305,231	6,940,953
Great Lakes Dredge & Dock Corp	21,551	125,211

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Griffon Corp *	25,072	$305,628
H&E Equipment Services Inc *	16,025	127,719
Hawaiian Holdings Inc *	21,808	130,630
Heidrick & Struggles International Inc	9,101	177,287
Herley Industries Inc *	7,843	129,410
Hexcel Corp *	9,288	165,234
Hill International Inc *	12,281	55,019
Horizon Lines Inc ‘A’	17,732	74,474
Huron Consulting Group Inc *	8,463	186,101
ICF International Inc *	6,522	163,507
Insituform Technologies Inc ‘A’ *	3,251	78,609
Insteel Industries Inc	10,114	90,824
Interline Brands Inc *	17,226	310,757
International Shipholding Corp	3,267	92,260
JetBlue Airways Corp *	135,258	904,876
Kadant Inc *	5,467	103,381
Kaman Corp	6,756	177,075
Kelly Services Inc ‘A’ *	13,316	156,197
Kennametal Inc	313,600	9,699,648
Kimball International Inc ‘B’	17,764	103,564
Korn/Ferry International *	24,320	402,253
Kratos Defense & Security Solutions Inc *	8,931	95,115
Ladish Co Inc *	8,805	274,100
Layne Christensen Co *	11,005	284,919
LB Foster Co ‘A’ *	5,933	171,701
Lincoln Electric Holdings Inc	140,600	8,129,492
LMI Aerospace Inc *	5,066	80,651
LSI Industries Inc	12,374	79,441
Lydall Inc *	9,877	72,695
M&F Worldwide Corp *	5,865	142,813
Marten Transport Ltd	7,359	170,582
MasTec Inc *	29,193	301,272
McGrath RentCorp	8,120	194,474
Met-Pro Corp	8,527	86,037
Metalico Inc *	21,770	83,379
Michael Baker Corp *	3,901	128,577
Miller Industries Inc	5,928	80,206
Mine Safety Appliances Co	268,844	7,285,672
Mobile Mini Inc *	20,297	311,356
Moog Inc ‘A’ *	25,023	888,567
Mueller Industries Inc	342,071	9,061,461
Multi-Color Corp	6,211	95,649
MYR Group Inc *	9,599	157,328
Navigant Consulting Inc *	21,687	252,220
Nordson Corp	157,800	11,628,282
Northwest Pipe Co *	5,224	91,420
Old Dominion Freight Line Inc *	2,410	61,262
On Assignment Inc *	19,261	101,120
Orbital Sciences Corp *	18,249	279,210
Patriot Transportation Holding Inc *	841	58,979
Pike Electric Corp *	9,491	69,094
Pinnacle Airlines Corp *	10,773	58,497
Powell Industries Inc *	96,973	3,017,800
Primoris Services Corp	10,865	71,057
Quanex Building Products Corp	16,814	290,378
RailAmerica Inc *	13,019	125,373
Republic Airways Holdings Inc *	18,961	156,997
Robbins & Myers Inc	14,968	400,843
RSC Holdings Inc *	27,515	205,262
Rush Enterprises Inc ‘A’ *	18,084	277,409
Saia Inc *	9,160	136,759
School Specialty Inc *	7,086	92,189
Seaboard Corp	169	299,299
SFN Group Inc *	25,920	155,779
Simpson Manufacturing Co Inc	259,000	6,677,020
SkyWest Inc	657,007	9,171,818
Standex International Corp	5,921	143,229
Steelcase Inc ‘A’	37,858	315,357
Sterling Construction Co Inc *	9,282	114,911
SYKES Enterprises Inc *	20,298	275,647
TAL International Group Inc	7,305	176,927
Team Inc *	9,926	170,826
Tecumseh Products Co ‘A’ *	10,672	122,408
Teledyne Technologies Inc *	14,460	575,797
The Brink’s Co	3,988	91,724
The Dolan Co *	9,996	113,655
The Geo Group Inc *	15,120	353,052
The Greenbrier Cos Inc *	10,803	168,419
The Timken Co	112,300	4,307,828
Thermadyne Holdings Corp *	5,010	70,791
Titan International Inc	16,801	227,990
Titan Machinery Inc *	5,097	83,081
Tredegar Corp	12,686	240,780
Trinity Industries Inc	545,700	12,152,739
Triumph Group Inc	9,067	676,308
TrueBlue Inc *	9,359	127,750
Tutor Perini Corp *	14,782	296,970
Twin Disc Inc	4,921	68,648
Ultrapetrol Bahamas Ltd * (Bahamas)	13,630	87,505
UniFirst Corp	7,830	345,694
United Rentals Inc *	33,865	502,557
United Stationers Inc *	4,970	265,945
Universal Forest Products Inc	281,971	8,247,652
Universal Truckload Services Inc *	3,824	59,884
US Airways Group Inc *	89,254	825,599
USA Truck Inc *	4,657	69,762
Viad Corp	10,424	201,600
Wabash National Corp *	32,334	261,582
Watts Water Technologies Inc ‘A’	216,278	7,364,266
Werner Enterprises Inc	20,370	417,381

		248,109,115

Information Technology - 5.0%

Actel Corp *	5,713	91,122
ADC Telecommunications Inc *	8,538	108,176
Advanced Analogic Technologies Inc *	20,412	71,646
Advanced Energy Industries Inc *	7,829	102,247
Agilysys Inc *	9,941	64,617
ANADIGICS Inc *	10,809	65,827
Anaren Inc *	7,494	125,824
Anixter International Inc *	7,750	418,422
ARRIS Group Inc *	56,091	548,009
ATMI Inc *	16,615	246,899
Aviat Networks Inc *	34,105	139,489
Avid Technology Inc *	16,763	219,763
Axcelis Technologies Inc *	54,215	104,635
AXT Inc *	11,325	74,972
Bel Fuse Inc ‘B’	5,760	119,923
Benchmark Electronics Inc *	656,238	10,762,303
BigBand Networks Inc *	16,727	47,505
Black Box Corp	10,014	321,049
Brooks Automation Inc *	15,826	106,192
Cabot Microelectronics Corp *	10,299	331,422
CACI International Inc ‘A’ *	15,632	707,504
CDC Corp ‘A’ * (Cayman)	18,705	79,122
Checkpoint Systems Inc *	13,716	279,121
CIBER Inc *	36,341	109,386
Cogent Inc *	21,570	229,505
Cognex Corp	4,908	131,633
Coherent Inc *	4,413	176,564
Cohu Inc	468,774	5,901,865
Comtech Telecommunications Corp *	9,852	269,452
CPI International Inc *	4,212	58,968
Cray Inc *	12,191	80,461
CSG Systems International Inc *	10,565	192,600
CTS Corp	13,987	134,555
Cymer Inc *	12,758	473,067
Daktronics Inc	15,883	155,971
DealerTrack Holdings Inc *	3,986	68,081
Digi International Inc *	12,663	120,172

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Digital River Inc *	19,043	$648,224
DivX Inc *	11,566	110,224
DSP Group Inc *	13,634	95,438
EarthLink Inc	60,341	548,500
Electro Rent Corp	9,667	128,378
Electro Scientific Industries Inc *	14,403	160,017
Electronics for Imaging Inc *	25,993	315,035
EMS Technologies Inc *	8,238	153,474
Emulex Corp *	44,465	464,215
Energy Conversion Devices Inc *	19,907	99,933
Entegris Inc *	51,206	239,132
Epicor Software Corp *	11,740	102,138
EPIQ Systems Inc	17,379	213,067
Euronet Worldwide Inc *	27,071	487,007
Evergreen Solar Inc *	109,506	80,377
Exar Corp *	18,749	112,307
Extreme Networks Inc *	39,359	122,406
Fair Isaac Corp	22,969	566,416
FEI Co *	15,182	297,112
FormFactor Inc *	27,446	236,036
Gerber Scientific Inc *	14,544	89,736
Globecomm Systems Inc *	12,362	103,470
Harmonic Inc *	42,732	293,996
Hutchinson Technology Inc *	13,755	47,730
ICx Technologies Inc *	6,649	50,200
Imation Corp *	16,865	157,350
InfoSpace Inc *	18,033	156,166
Insight Enterprises Inc *	20,007	312,909
Integral Systems Inc *	10,259	75,711
Integrated Device Technology Inc *	34,538	202,047
Intermec Inc *	11,340	139,028
Internap Network Services Corp *	30,548	149,991
Internet Brands Inc ‘A’ *	13,119	174,220
Internet Capital Group Inc *	19,457	214,611
Intevac Inc *	8,230	82,382
IXYS Corp *	5,500	52,525
j2 Global Communications Inc *	7,920	188,417
JDA Software Group Inc *	19,078	483,818
Keynote Systems Inc	7,298	84,803
Kopin Corp *	24,166	85,789
L-1 Identity Solutions Inc *	42,374	497,047
Littelfuse Inc *	1,884	82,331
ManTech International Corp ‘A’ *	1,220	48,312
Marchex Inc ‘B’	12,788	69,695
Measurement Specialties Inc *	8,637	159,612
Mentor Graphics Corp *	34,772	367,540
Mercury Computer Systems Inc *	12,491	150,267
Methode Electronics Inc	9,488	86,151
Microsemi Corp *	28,050	481,057
Microtune Inc *	28,421	82,421
MKS Instruments Inc *	16,522	297,066
ModusLink Global Solutions Inc *	24,214	153,759
Newport Corp *	14,780	167,605
Novatel Wireless Inc *	15,817	124,638
OmniVision Technologies Inc *	7,046	162,340
Online Resources Corp *	11,327	50,292
Oplink Communications Inc *	7,393	146,677
Opnext Inc *	26,269	41,242
OSI Systems Inc *	2,484	90,219
Park Electrochemical Corp	4,607	121,348
PCTEL Inc *	12,051	73,993
Perficient Inc *	4,875	44,558
Pericom Semiconductor Corp *	13,112	113,943
Photronics Inc *	30,722	162,519
Powerwave Technologies Inc *	77,067	140,262
Quest Software Inc *	3,650	89,754
RealD Inc	4,263	78,823
RealNetworks Inc *	47,833	155,936
Richardson Electronics Ltd	6,283	65,972
Rimage Corp *	5,875	96,585
Rofin-Sinar Technologies Inc *	232,367	5,897,474
Rogers Corp *	6,022	189,573
S1 Corp *	29,925	155,909
ScanSource Inc *	15,139	419,956
SeaChange International Inc *	9,500	70,395
Sigma Designs Inc *	14,760	169,592
Silicon Graphics International Corp *	16,694	129,545
SMART Modular Technologies Inc * (Cayman)	12,766	76,979
Sonus Networks Inc *	21,485	75,842
Spectrum Control Inc *	4,989	73,438
SRA International Inc ‘A’ *	22,208	437,942
Standard Microsystems Corp *	8,852	201,914
Sycamore Networks Inc	10,869	352,264
Symmetricom Inc *	25,561	146,209
SYNNEX Corp *	12,279	345,531
Take-Two Interactive Software Inc *	36,423	369,329
Tekelec *	33,195	430,207
TeleCommunication Systems Inc ‘A’ *	15,935	62,306
Tessera Technologies Inc *	11,611	214,804
The Knot Inc *	8,627	78,765
THQ Inc *	10,400	41,808
Trident Microsystems Inc *	39,223	67,071
TTM Technologies Inc *	34,636	339,086
Unisys Corp *	14,385	401,341
United Online Inc	38,954	222,817
UTStarcom Inc *	66,828	145,017
ValueClick Inc *	10,363	135,548
ViaSat Inc *	11,525	473,793
X-Rite Inc *	20,373	77,214
Zoran Corp *	25,557	195,255
Zygo Corp *	8,978	87,984

		48,049,276

Materials - 6.3%

A. Schulman Inc	16,691	336,324
A.M. Castle & Co *	9,508	125,981
American Vanguard Corp	11,921	73,672
Aptargroup Inc	164,900	7,530,983
Arch Chemicals Inc	5,022	176,222
Boise Inc *	38,526	250,034
Brush Engineered Materials Inc *	10,524	299,303
Buckeye Technologies Inc *	21,984	323,385
Cabot Corp	255,300	8,315,121
Century Aluminum Co *	35,548	468,167
Clearwater Paper Corp *	1,607	122,261
Coeur d’Alene Mines Corp *	45,592	908,193
Ferro Corp *	27,341	352,425
Georgia Gulf Corp *	18,351	299,855
Glatfelter	25,236	306,870
Graham Packaging Co Inc *	9,281	109,701
Graphic Packaging Holding Co *	62,777	209,675
H.B. Fuller Co	25,249	501,698
Haynes International Inc	6,031	210,602
Headwaters Inc *	34,518	124,265
Hecla Mining Co *	134,636	850,899
Horsehead Holding Corp *	23,503	231,975
Innophos Holdings Inc	8,783	290,717
Kaiser Aluminum Corp	8,251	353,060
KapStone Paper & Packaging Corp *	21,391	259,687
Landec Corp *	12,823	79,631
Louisiana-Pacific Corp *	70,442	533,246
Metals USA Holdings Corp *	3,274	42,497
Minerals Technologies Inc	9,586	564,807
Molycorp Inc	7,854	222,190
Myers Industries Inc	20,061	172,324
Neenah Paper Inc	4,313	65,558
Olin Corp	18,229	367,497
Olympic Steel Inc	5,211	119,801
OM Group Inc *	17,151	516,588
PolyOne Corp *	15,750	190,417

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Quaker Chemical Corp	1,880	$61,213
Rock-Tenn Co ‘A’	13,803	687,527
Rockwood Holdings Inc *	7,509	236,308
RPM International Inc	506,500	10,089,480
RTI International Metals Inc *	14,564	445,950
Sensient Technologies Corp	265,729	8,102,077
Silgan Holdings Inc	14,102	447,033
Spartech Corp *	9,769	80,203
Texas Industries Inc	11,643	366,987
Thompson Creek Metals Co Inc * (Canada)	67,692	729,720
TPC Group Inc *	4,465	106,356
Universal Stainless & Alloy *	4,074	100,057
US Energy Corp *	15,847	71,945
W.R. Grace & Co *	33,673	940,824
Wausau Paper Corp *	23,455	194,442
Westlake Chemical Corp	387,799	11,606,824
Worthington Industries Inc	13,132	197,374
Zoltek Cos Inc *	16,028	155,792

		60,525,743

Telecommunication Services - 0.2%

Cincinnati Bell Inc *	83,551	223,081
Consolidated Communications Holdings Inc	3,919	73,168
FiberTower Corp *	25,975	110,134
General Communication Inc ‘A’ *	27,103	270,217
Global Crossing Ltd * (Bermuda)	7,339	94,380
Globalstar Inc *	43,120	75,029
IDT Corp ‘B’ *	8,209	146,038
Iridium Communications Inc *	19,576	167,179
PAETEC Holding Corp *	23,539	96,745
Premiere Global Services Inc *	33,301	235,771
USA Mobility Inc	6,382	102,303
Vonage Holdings Corp *	35,906	91,560

		1,685,605

Utilities - 4.5%

ALLETE Inc	17,167	625,394
American States Water Co	10,383	371,504
Artesian Resources Corp ‘A’	4,316	82,306
Atmos Energy Corp	55,200	1,614,600
Avista Corp	30,545	637,780
Black Hills Corp	21,661	675,823
California Water Service Group	10,763	397,693
Central Vermont Public Service Corp	7,337	147,987
CH Energy Group Inc	8,732	385,605
Chesapeake Utilities Corp	5,351	193,813
Cleco Corp	33,119	980,985
Connecticut Water Service Inc	5,216	124,923
Consolidated Water Co Ltd (Cayman)	8,715	82,618
Dynegy Inc *	56,100	273,207
El Paso Electric Co *	24,643	586,011
Energen Corp	171,000	7,818,120
IDACORP Inc	26,028	934,926
MGE Energy Inc	12,910	511,107
Middlesex Water Co	8,263	139,149
New Jersey Resources Corp	22,224	871,625
Nicor Inc	24,299	1,113,380
Northwest Natural Gas Co	14,229	675,166
NorthWestern Corp	20,015	570,427
NV Energy Inc	808,650	10,633,747
Otter Tail Corp	18,981	387,023
Piedmont Natural Gas Co Inc	38,375	1,112,875
PNM Resources Inc	468,211	5,332,923
Portland General Electric Co	41,409	839,775
SJW Corp	7,477	184,158
South Jersey Industries Inc	13,063	646,227
Southwest Gas Corp	24,246	814,423
The Empire District Electric Co	22,386	451,078
The Laclede Group Inc	12,066	415,312
UIL Holdings Corp	27,699	780,004
UniSource Energy Corp	20,032	669,670
Unitil Corp	6,543	143,619
WGL Holdings Inc	27,035	1,021,382
York Water Co	7,906	126,733

		43,373,098

Total Common Stocks
(Cost $984,577,038)		924,190,383

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	6,098	97,873

Total Closed-End Mutual Fund
(Cost $97,241)		97,873

EXCHANGE-TRADED FUND - 0.5%

iShares Russell 2000 Value Index Fund	73,915	4,575,339

Total Exchange-Traded Fund
(Cost $5,164,360)		4,575,339

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.2%

U.S. Government Agency Issue - 1.7%

Federal Farm Credit Bank
0.150% due 10/01/10	$16,185,000	16,184,995

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $5,008,840; collateralized by Freddie Mac: 0.000% due 12/13/10 and value $5,112,443)	5,008,839	5,008,839

Total Short-Term Investments
(Cost $21,193,834)		21,193,834

TOTAL INVESTMENTS - 99.2%
(Cost $1,011,032,473)		950,057,429

OTHER ASSETS & LIABILITIES, NET - 0.8%		7,824,242

NET ASSETS - 100.0%		$957,881,671

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	As of September 30, 2010, $479,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (12/10)	88	$5,603,247	$332,353

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$924,190,383	$924,190,383	$-	$-
	Closed-End Mutual Fund	97,873	97,873	-	-
	Exchange-Traded Fund	4,575,339	4,575,339	-	-
	Short-Term Investments	21,193,834	-	21,193,834	-
	Derivatives (2)
	Equity Contracts	332,353	332,353	-	-

	Total	$950,389,782	$929,195,948	$21,193,834	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives include open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Consumer Discretionary - 18.2%

Aeropostale Inc *	110,189	$2,561,894
American Public Education Inc *	118,015	3,877,973
AnnTaylor Stores Corp *	354,720	7,179,533
Carter’s Inc *	157,500	4,146,975
Coldwater Creek Inc *	526,845	2,776,473
Dana Holding Corp *	474,810	5,849,659
Gaylord Entertainment Co *	183,100	5,584,550
Grand Canyon Education Inc *	177,830	3,899,812
Interval Leisure Group Inc *	351,190	4,730,529
Life Time Fitness Inc *	122,805	4,847,113
LKQ Corp *	298,350	6,205,680
McCormick & Schmick’s Seafood Restaurants Inc *	240,835	1,873,696
Phillips-Van Heusen Corp	49,570	2,982,131
Shutterfly Inc *	233,100	6,058,269
Sotheby’s	161,545	5,948,087
The Cheesecake Factory Inc *	180,345	4,773,732
The Children’s Place Retail Stores Inc *	117,615	5,736,084
Tupperware Brands Corp	134,340	6,147,398
Ulta Salon Cosmetics & Fragrance Inc *	200,300	5,848,760
Valassis Communications Inc *	127,400	4,317,586
Williams-Sonoma Inc	188,635	5,979,730
WMS Industries Inc *	130,950	4,985,267

		106,310,931

Consumer Staples - 2.3%

Diamond Foods Inc	114,635	4,698,889
Flowers Foods Inc	147,330	3,659,677
The Hain Celestial Group Inc *	164,125	3,935,717
United Natural Foods Inc *	43,000	1,425,020

		13,719,303

Energy - 3.3%

Cal Dive International Inc *	387,445	2,119,324
Concho Resources Inc *	44,380	2,936,625
Dril-Quip Inc *	41,705	2,590,297
Mariner Energy Inc *	102,890	2,493,025
Patriot Coal Corp *	317,185	3,619,081
Quicksilver Resources Inc *	216,660	2,729,916
Rosetta Resources Inc *	108,700	2,553,363

		19,041,631

Financials - 3.7%

Greenhill & Co Inc	76,200	6,044,184
Investors Bancorp Inc *	297,900	3,527,136
Ocwen Financial Corp *	332,455	3,371,094
Platinum Underwriters Holdings Ltd (Bermuda)	97,035	4,222,963
Signature Bank *	108,200	4,202,488

		21,367,865

Health Care - 18.7%

Acorda Therapeutics Inc *	62,715	2,070,849
AGA Medical Holdings Inc *	170,875	2,385,415
Alexion Pharmaceuticals Inc *	81,060	5,217,022
AMERIGROUP Corp *	137,555	5,841,961
ArthroCare Corp *	96,000	2,609,280
Auxilium Pharmaceuticals Inc *	175,410	4,346,660
Bruker Corp *	418,389	5,869,998
Catalyst Health Solutions Inc *	157,180	5,534,308
Cubist Pharmaceuticals Inc *	96,900	2,266,491
Gentiva Health Services Inc *	183,790	4,015,812
Human Genome Sciences Inc *	113,860	3,391,889
Incyte Corp Ltd *	92,000	1,471,080
Insulet Corp *	329,425	4,658,069
LifePoint Hospitals Inc *	162,405	5,693,919
MedAssets Inc *	221,995	4,670,775
Medicis Pharmaceutical Corp ‘A’	159,615	4,732,585
Medidata Solutions Inc *	353,425	6,785,760
NuVasive Inc *	105,685	3,713,771
Optimer Pharmaceuticals Inc *	435,660	3,995,002
PAREXEL International Corp *	255,445	5,908,443
Savient Pharmaceuticals Inc *	241,850	5,531,109
Select Medical Holdings Corp *	436,565	3,361,551
Sirona Dental Systems Inc *	108,825	3,922,053
Thoratec Corp *	109,283	4,041,285
United Therapeutics Corp *	71,105	3,982,591
Wright Medical Group Inc *	213,620	3,078,264

		109,095,942

Industrials - 17.9%

Actuant Corp ‘A’	311,905	7,161,339
Aecom Technology Corp *	158,955	3,856,248
AirTran Holdings Inc *	718,270	5,279,284
BE Aerospace Inc *	172,015	5,213,775
CLARCOR Inc	135,250	5,224,707
Clean Harbors Inc *	72,700	4,925,425
Dollar Thrifty Automotive Group Inc *	121,085	6,071,202
Esterline Technologies Corp *	121,450	6,950,583
FTI Consulting Inc *	114,810	3,982,759
Genesee & Wyoming Inc ‘A’ *	145,380	6,308,038
GrafTech International Ltd *	350,555	5,479,175
ICF International Inc *	152,480	3,822,674
RBC Bearings Inc *	203,745	6,923,255
Resources Connection Inc	228,160	3,139,482
Tetra Tech Inc *	160,715	3,370,194
The Geo Group Inc *	283,017	6,608,447
Towers Watson & Co ‘A’	117,939	5,800,240
Waste Connections Inc *	172,505	6,841,548
Woodward Governor Co	235,710	7,641,718

		104,600,093

Information Technology - 24.9%

Acme Packet Inc *	59,200	2,246,048
ANSYS Inc *	64,415	2,721,534
Applied Micro Circuits Corp *	475,100	4,751,000
Aruba Networks Inc *	267,480	5,708,023
Atheros Communications Inc *	158,420	4,174,367
Cadence Design Systems Inc *	551,965	4,211,493
Concur Technologies Inc *	105,730	5,227,291
Finisar Corp *	376,055	7,066,073
GSI Commerce Inc *	231,790	5,725,213
Informatica Corp *	151,125	5,804,711
LogMeIn Inc *	155,975	5,611,981
Mellanox Technologies Ltd * (Israel)	183,555	3,605,020
Monolithic Power Systems Inc *	229,183	3,742,558
Netlogic Microsystems Inc *	146,294	4,034,789
NICE Systems Ltd ADR * (Israel)	207,080	6,479,533
Novellus Systems Inc *	251,370	6,681,415
OpenTable Inc *	110,130	7,497,650
Pegasystems Inc	160,605	4,986,785
QLIK Technologies Inc	171,800	3,788,190
QLogic Corp *	301,410	5,316,872
Riverbed Technology Inc *	135,600	6,180,648
Skyworks Solutions Inc *	250,050	5,171,034
Smart Technologies Inc ‘A’ * (Canada)	132,900	1,800,795
Solera Holdings Inc	140,280	6,194,765
SRA International Inc ‘A’ *	105,700	2,084,404
Taleo Corp ‘A’ *	188,027	5,450,903
The Ultimate Software Group Inc *	122,400	4,729,536
VanceInfo Technologies Inc ADR * (Cayman)	156,640	5,065,738
VistaPrint NV * (Netherlands)	99,670	3,852,246
Wright Express Corp *	153,050	5,465,416

		145,376,031

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Materials - 4.0%

Gammon Gold Inc (NYSE) * (Canada)	331,060	$2,320,731
Kraton Performance Polymers Inc *	110,400	2,997,360
Louisiana-Pacific Corp *	485,375	3,674,289
Rockwood Holdings Inc *	185,270	5,830,447
Silgan Holdings Inc	130,810	4,146,677
Solutia Inc *	109,900	1,760,598
STR Holdings Inc *	117,910	2,539,781

		23,269,883

Telecommunication Services - 1.6%

SBA Communications Corp ‘A’ *	84,845	3,419,253
Syniverse Holdings Inc *	268,140	6,078,734

		9,497,987

Utilities - 1.1%

ITC Holdings Corp	107,605	6,698,411

Total Common Stocks
(Cost $448,394,099)		558,978,077

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $22,849,176; collateralized by Federal Home Loan Bank: 0.785% due 11/25/11 and value $9,490,650; and Freddie Mac: 0.000% due 01/25/11 and value $13,817,706)	$22,849,170	22,849,170

Total Short-Term Investment
(Cost $22,849,170)		22,849,170

TOTAL INVESTMENTS - 99.6%
(Cost $471,243,269)		581,827,247

OTHER ASSETS & LIABILITIES, NET - 0.4%		2,284,518

NET ASSETS - 100.0%		$584,111,765

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$558,978,077	$558,978,077	$-	$-
	Short-Term Investment	22,849,170	-	22,849,170	-

	Total	$581,827,247	$558,978,077	$22,849,170	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

GreenHunter Energy Inc Exp 09/14/11 * + Δ	209	$-

Total Rights
(Cost $0)		-

COMMON STOCKS - 98.7%

Consumer Discretionary - 13.7%

99 Cents Only Stores *	16,032	302,684
AFC Enterprises Inc *	11,936	148,006
AH Belo Corp ‘A’ *	8,973	63,439
Ambassadors Group Inc	8,876	100,654
America’s Car-Mart Inc *	4,567	114,997
American Axle & Manufacturing Holdings Inc *	26,100	235,422
American Greetings Corp ‘A’	17,491	325,158
American Public Education Inc *	8,078	265,443
Amerigon Inc *	9,636	99,251
Ameristar Casinos Inc	12,404	216,450
AnnTaylor Stores Corp *	25,601	518,164
Arbitron Inc	11,630	325,291
Asbury Automotive Group Inc *	12,803	180,138
Ascent Media Corp ‘A’ *	7,132	190,496
Audiovox Corp ‘A’ *	9,014	61,656
Ballantyne Strong Inc *	6,888	59,581
Barnes & Noble Inc	16,477	267,092
Beazer Homes USA Inc *	32,817	135,534
bebe Stores Inc	14,612	105,353
Belo Corp ‘A’ *	40,622	251,856
Big 5 Sporting Goods Corp	9,888	132,697
Biglari Holdings Inc *	641	210,665
BJ’s Restaurants Inc *	10,024	282,276
Blue Nile Inc *	5,538	246,386
Blyth Inc	2,667	109,987
Bob Evans Farms Inc	13,501	378,973
Boyd Gaming Corp *	23,693	171,774
Bridgepoint Education Inc *	8,527	131,827
Brown Shoe Co Inc	19,114	219,238
Brunswick Corp	38,712	589,197
Buffalo Wild Wings Inc *	7,949	380,678
Cabela’s Inc *	17,487	331,903
California Pizza Kitchen Inc *	8,693	148,303
Callaway Golf Co	28,534	199,738
Capella Education Co *	7,325	568,566
Carter’s Inc *	25,821	679,867
Casual Male Retail Group Inc *	19,567	79,833
Cavco Industries Inc *	3,062	109,956
CEC Entertainment Inc *	9,576	328,744
Charming Shoppes Inc *	51,549	181,452
Cherokee Inc	4,140	75,514
Christopher & Banks Corp	16,331	129,178
Churchill Downs Inc	5,165	184,494
Cinemark Holdings Inc	25,011	402,677
Citi Trends Inc *	6,589	159,520
CKX Inc *	24,787	121,456
Coinstar Inc *	13,750	591,112
Coldwater Creek Inc *	27,101	142,822
Collective Brands Inc *	28,151	454,357
Columbia Sportswear Co	2,992	174,852
Cooper Tire & Rubber Co	26,401	518,252
Core-Mark Holding Co Inc *	4,924	152,447
Corinthian Colleges Inc *	37,931	266,276
Cracker Barrel Old Country Store Inc	10,438	529,833
Crocs Inc *	37,674	490,139
CSS Industries Inc	3,597	62,192
Dana Holding Corp *	61,043	752,050
Deckers Outdoor Corp *	14,830	740,907
Denny’s Corp *	44,816	139,378
Destination Maternity Corp *	2,466	81,181
Dex One Corp *	21,515	264,204
Dillard’s Inc ‘A’	19,990	472,564
DineEquity Inc *	7,883	354,577
Domino’s Pizza Inc *	16,092	212,736
Dorman Products Inc *	4,870	150,093
Drew Industries Inc *	8,289	172,909
drugstore.com Inc *	42,479	81,560
DSW Inc ‘A’ *	6,242	179,145
Eastman Kodak Co *	116,836	490,711
Entercom Communications Corp ‘A’ *	11,020	86,617
Entravision Communications Corp ‘A’ *	24,156	48,070
Ethan Allen Interiors Inc	10,879	189,947
EW Scripps Co ‘A’ *	14,905	117,451
Exide Technologies *	33,261	159,320
Express Inc *	6,952	105,740
Fisher Communications Inc *	3,428	59,750
Fred’s Inc ‘A’	17,554	207,137
Fuel Systems Solutions Inc *	6,142	240,214
Furniture Brands International Inc *	19,528	105,061
G-III Apparel Group Ltd *	6,978	218,970
Gaiam Inc ‘A’	8,128	54,376
Gaylord Entertainment Co *	15,334	467,687
Genesco Inc *	10,527	314,547
Global Sources Ltd * (Bermuda)	10,569	79,796
Grand Canyon Education Inc *	13,589	298,007
Gray Television Inc *	22,642	45,510
Group 1 Automotive Inc *	10,721	320,343
Harte-Hanks Inc	17,028	198,717
Haverty Furniture Cos Inc	8,369	91,306
Helen of Troy Ltd * (Bermuda)	13,617	344,374
hhgregg Inc *	5,813	143,930
Hibbett Sports Inc *	12,638	315,318
Hooker Furniture Corp	5,553	64,581
Hot Topic Inc	19,773	118,440
Hovnanian Enterprises Inc ‘A’ *	23,138	90,932
HSN Inc *	17,084	510,812
Iconix Brand Group Inc *	31,680	554,400
Interval Leisure Group Inc *	17,668	237,988
iRobot Corp *	9,318	173,035
Jack in the Box Inc *	23,854	511,430
JAKKS Pacific Inc *	12,831	226,339
Jamba Inc *	29,072	63,668
Jo-Ann Stores Inc *	11,915	530,813
Jones Apparel Group Inc	38,170	749,659
Jos. A. Bank Clothiers Inc *	11,997	511,192
Journal Communications Inc ‘A’ *	19,943	89,943
K-Swiss Inc ‘A’ *	12,057	153,727
K12 Inc *	11,055	320,927
Kirkland’s Inc *	7,529	104,352
Knology Inc *	13,877	186,368
Krispy Kreme Doughnuts Inc *	26,814	122,808
La-Z-Boy Inc *	23,088	194,863
Landry’s Restaurants Inc *	3,447	84,417
LeapFrog Enterprises Inc *	15,502	84,951
Lee Enterprises Inc *	21,155	56,695
Libbey Inc *	7,516	98,986
Life Time Fitness Inc *	18,164	716,933
Lifetime Brands Inc *	4,601	69,475
LIN TV Corp ‘A’ *	13,729	60,957
Lincoln Educational Services Corp *	7,172	103,349
Lions Gate Entertainment Corp * (Canada)	30,126	221,426
Lithia Motors Inc ‘A’	9,739	93,397
Live Nation Entertainment Inc *	61,595	608,559
Liz Claiborne Inc *	41,790	254,083
LodgeNet Interactive Corp *	12,075	33,810

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Lumber Liquidators Holdings Inc *	9,791	$240,565
M/I Homes Inc *	8,454	87,668
Mac-Gray Corp	5,700	69,141
Maidenform Brands Inc *	10,174	293,520
Marcus Corp	10,029	118,844
MarineMax Inc *	10,391	73,153
Martha Stewart Living Omnimedia Inc ‘A’ *	12,404	58,795
Matthews International Corp ‘A’	12,994	459,468
McCormick & Schmick’s Seafood Restaurants Inc *	7,391	57,502
Media General Inc ‘A’ *	10,211	91,491
Mediacom Communications Corp ‘A’ *	18,654	123,303
Meritage Homes Corp *	13,953	273,758
Midas Inc *	6,286	47,836
Modine Manufacturing Co *	20,312	263,447
Monro Muffler Brake Inc	8,684	400,419
Morgans Hotel Group Co *	10,966	80,271
Movado Group Inc *	7,300	79,424
Multimedia Games Inc *	13,500	49,950
National CineMedia Inc	19,084	341,604
National Presto Industries Inc	2,121	225,823
NutriSystem Inc	13,707	263,723
O’Charley’s Inc *	9,051	65,077
OfficeMax Inc *	36,920	483,283
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	40,219	448,442
Overstock.com Inc *	6,623	104,114
Oxford Industries Inc	6,490	154,332
P.F. Chang’s China Bistro Inc	10,076	465,511
Pacific Sunwear of California Inc *	30,242	158,166
Papa John’s International Inc *	9,255	244,147
Peet’s Coffee & Tea Inc *	5,171	177,003
Penske Automotive Group Inc *	19,136	252,595
Perry Ellis International Inc *	4,711	102,935
PetMed Express Inc	10,223	178,902
Pier 1 Imports Inc *	45,673	374,062
Pinnacle Entertainment Inc *	27,062	301,741
Polaris Industries Inc	13,517	879,957
Pool Corp	21,731	436,141
Pre-Paid Legal Services Inc *	3,273	204,530
Quiksilver Inc *	57,038	223,019
RC2 Corp *	9,773	204,744
Red Robin Gourmet Burgers Inc *	6,979	136,858
Regis Corp	24,874	475,840
Rent-A-Center Inc	28,466	637,069
Rentrak Corp *	4,557	115,155
Retail Ventures Inc *	10,825	116,477
Ruby Tuesday Inc *	28,328	336,253
Rue21 Inc *	6,457	166,655
Ruth’s Hospitality Group Inc *	13,758	55,170
Saks Inc *	58,802	505,697
Sally Beauty Holdings Inc *	41,225	461,720
Scholastic Corp	13,332	370,896
Scientific Games Corp ‘A’ *	28,064	272,221
Sealy Corp *	21,940	53,534
Select Comfort Corp *	23,863	161,791
Shoe Carnival Inc *	4,272	86,380
Shuffle Master Inc *	23,817	200,301
Shutterfly Inc *	11,800	306,682
Sinclair Broadcast Group Inc ‘A’ *	20,896	146,690
Skechers U.S.A. Inc ‘A’ *	15,106	354,840
Skyline Corp	3,443	69,755
Smith & Wesson Holding Corp *	27,019	96,188
Sonic Automotive Inc ‘A’ *	17,649	173,490
Sonic Corp *	26,814	216,657
Sotheby’s	29,130	1,072,567
Spartan Motors Inc	14,607	67,776
Speedway Motorsports Inc	5,845	91,650
Stage Stores Inc	17,323	225,199
Standard Motor Products Inc	8,740	92,032
Standard Pacific Corp *	46,513	184,657
Stein Mart Inc *	12,324	108,821
Steiner Leisure Ltd * (Bahamas)	6,626	252,451
Steinway Musical Instruments Inc *	3,029	52,159
Steven Madden Ltd *	10,793	443,161
Stewart Enterprises Inc ‘A’	35,322	190,386
Stoneridge Inc *	7,105	74,674
Sturm Ruger & Co Inc	8,556	116,704
Superior Industries International Inc	10,165	175,651
SuperMedia Inc *	5,583	59,012
Systemax Inc	4,941	60,675
Tenneco Inc *	25,933	751,279
Texas Roadhouse Inc *	25,115	353,117
The Bon-Ton Stores Inc *	5,535	56,291
The Buckle Inc	11,323	300,512
The Cato Corp ‘A’	12,304	329,255
The Cheesecake Factory Inc *	26,226	694,202
The Children’s Place Retail Stores Inc *	9,587	467,558
The Dress Barn Inc *	25,835	613,581
The Finish Line Inc ‘A’	22,295	310,123
The Gymboree Corp *	12,865	534,412
The McClatchy Co ‘A’ *	26,434	103,886
The Men’s Wearhouse Inc	22,908	544,981
The Pep Boys-Manny, Moe & Jack	23,411	247,688
The Ryland Group Inc	19,100	342,272
The Talbots Inc *	30,424	398,554
The Timberland Co ‘A’ *	18,198	360,502
The Warnaco Group Inc *	19,300	986,809
The Wet Seal Inc ‘A’ *	45,920	155,669
True Religion Apparel Inc *	11,177	238,517
Tuesday Morning Corp *	13,578	64,767
Ulta Salon Cosmetics & Fragrance Inc *	13,759	401,763
Under Armour Inc ‘A’ *	15,325	690,238
Unifi Inc *	19,950	89,975
Universal Electronics Inc *	6,311	131,584
Universal Technical Institute Inc	9,213	180,114
Vail Resorts Inc *	15,791	592,478
Valassis Communications Inc *	21,694	735,210
Vitamin Shoppe Inc *	7,029	192,946
Volcom Inc *	8,650	165,388
Warner Music Group Corp *	20,151	90,679
West Marine Inc *	7,077	71,902
Weyco Group Inc	3,734	90,437
Winnebago Industries Inc *	12,560	130,875
Wolverine World Wide Inc	21,732	630,445
World Wrestling Entertainment Inc ‘A’	11,045	153,636
Zumiez Inc *	9,192	194,503

		60,549,812

Consumer Staples - 3.0%

Alliance One International Inc *	39,124	162,365
Arden Group Inc ‘A’	631	52,058
B&G Foods Inc	21,321	232,825
Cal-Maine Foods Inc	6,197	179,589
Calavo Growers Inc	5,200	112,736
Casey’s General Stores Inc	13,532	564,961
Central Garden & Pet Co ‘A’ *	25,375	262,885
Chiquita Brands International Inc *	19,683	260,603
Coca-Cola Bottling Co Consolidated	1,970	104,272
Darling International Inc *	35,977	306,524
Diamond Foods Inc	9,504	389,569
Dole Food Co Inc *	15,938	145,833
Elizabeth Arden Inc *	11,133	222,549
Farmer Bros. Co	3,710	59,360
Fresh Del Monte Produce Inc * (Cayman)	17,175	372,697
Heckmann Corp *	39,852	155,423
Imperial Sugar Co	5,557	72,686
Ingles Markets Inc ‘A’	6,694	111,187
Inter Parfums Inc	6,835	120,228
J&J Snack Foods Corp	6,241	261,685
John B. Sanfilippo & Son Inc *	4,369	57,671

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Lancaster Colony Corp	6,629	$314,877
Lance Inc	11,426	243,374
Medifast Inc *	5,907	160,257
Nash Finch Co	5,760	245,030
National Beverage Corp	5,141	71,974
Nu Skin Enterprises Inc ‘A’	21,535	620,208
Nutraceutical International Corp *	4,882	76,599
Oil-Dri Corp of America	3,224	69,348
Pilgrim’s Pride Corp *	22,414	125,967
Prestige Brands Holdings Inc *	19,301	190,887
PriceSmart Inc	7,226	210,493
Rite Aid Corp *	243,239	229,374
Ruddick Corp	19,117	662,978
Sanderson Farms Inc	9,836	425,800
Seneca Foods Corp ‘A’ *	3,602	94,336
Smart Balance Inc *	28,573	110,863
Spartan Stores Inc	10,450	151,525
Spectrum Brands Holdings Inc *	8,011	217,739
Star Scientific Inc *	42,892	90,073
Synutra International Inc *	8,048	92,954
The Andersons Inc	8,124	307,900
The Boston Beer Co Inc ‘A’ *	4,005	267,814
The Female Health Co	8,790	45,269
The Great Atlantic & Pacific Tea Co Inc *	15,090	59,756
The Hain Celestial Group Inc *	17,890	429,002
The Pantry Inc *	10,335	249,177
Tootsie Roll Industries Inc	7,884	196,154
TreeHouse Foods Inc *	15,048	693,713
United Natural Foods Inc *	18,786	622,568
Universal Corp	10,409	417,297
USANA Health Sciences Inc *	2,810	113,412
Vector Group Ltd	19,416	363,071
Village Super Market Inc ‘A’	3,291	91,951
WD-40 Co	7,720	293,514
Weis Markets Inc	5,025	196,628
Winn-Dixie Stores Inc *	24,624	175,569

		13,135,157

Energy - 5.5%

American Oil & Gas Inc *	22,382	181,294
Apco Oil and Gas International Inc (Cayman)	4,236	146,608
Approach Resources Inc *	6,600	73,788
ATP Oil & Gas Corp *	19,379	264,523
Basic Energy Services Inc *	10,820	92,186
Berry Petroleum Co ‘A’	22,217	704,945
Bill Barrett Corp *	19,823	713,628
BPZ Resources Inc *	42,950	164,499
Brigham Exploration Co *	50,844	953,325
Bristow Group Inc *	15,569	561,730
Cal Dive International Inc *	41,165	225,173
Callon Petroleum Co *	12,665	62,692
CARBO Ceramics Inc	6,938	561,978
Carrizo Oil & Gas Inc *	13,724	328,553
Cheniere Energy Inc *	26,143	65,880
Clayton Williams Energy Inc *	2,677	135,429
Clean Energy Fuels Corp *	17,765	252,441
Cloud Peak Energy Inc *	13,706	250,134
Complete Production Services Inc *	34,017	695,648
Contango Oil & Gas Co *	5,260	263,842
Crosstex Energy Inc *	18,903	149,334
CVR Energy Inc *	13,963	115,195
Dawson Geophysical Co *	3,728	99,351
Delek US Holdings Inc	7,664	54,874
Delta Petroleum Corp *	85,733	67,438
DHT Holdings Inc	22,229	91,806
Dril-Quip Inc *	14,724	914,508
Endeavour International Corp *	65,573	84,589
Energy Partners Ltd *	12,963	155,686
Energy XXI Bermuda Ltd * (Bermuda)	22,063	509,876
FX Energy Inc *	20,862	86,369
Gastar Exploration Ltd * (Canada)	20,048	80,593
General Maritime Corp	34,187	167,858
Georesources Inc *	6,038	96,004
Global Industries Ltd *	44,823	245,182
GMX Resources Inc *	13,746	66,806
Golar LNG Ltd (Bermuda)	16,299	204,063
Goodrich Petroleum Corp *	10,789	157,196
Green Plains Renewable Energy Inc *	7,257	87,882
Gulf Island Fabrication Inc	6,618	120,448
GulfMark Offshore Inc ‘A’ *	10,223	314,051
Gulfport Energy Corp *	12,140	168,018
Halliburton Co λ	-	6
Harvest Natural Resources Inc *	15,131	157,665
Helix Energy Solutions Group Inc *	44,974	501,010
Hercules Offshore Inc *	51,786	137,233
Hornbeck Offshore Services Inc *	10,153	197,882
Houston American Energy Corp	8,163	81,630
International Coal Group Inc *	57,043	303,469
ION Geophysical Corp *	55,788	286,750
James River Coal Co *	12,068	211,552
Key Energy Services Inc *	54,802	521,167
Knightsbridge Tankers Ltd (Bermuda)	7,691	145,360
Kodiak Oil & Gas Corp * (Canada)	52,342	177,439
L&L Energy Inc *	6,224	49,916
Lufkin Industries Inc	13,121	576,012
Magnum Hunter Resources Corp *	22,047	91,275
Matrix Service Co *	11,902	104,143
McMoRan Exploration Co *	36,333	625,291
Natural Gas Services Group Inc *	5,677	83,849
Newpark Resources Inc *	39,351	330,548
Nordic American Tanker Shipping Ltd (Bermuda)	20,232	541,408
Northern Oil & Gas Inc *	19,479	329,974
Oasis Petroleum Inc	20,574	398,518
Overseas Shipholding Group Inc	10,962	376,216
OYO Geospace Corp *	1,893	109,567
Panhandle Oil & Gas Inc ‘A’	3,417	84,366
Parker Drilling Co *	51,492	223,990
Patriot Coal Corp *	33,957	387,449
Penn Virginia Corp	19,883	318,923
Petroleum Development Corp *	8,583	236,891
PetroQuest Energy Inc *	24,294	147,950
PHI Inc *	6,146	99,442
Pioneer Drilling Co *	24,048	153,426
RAM Energy Resources Inc *	26,959	42,056
Rentech Inc *	98,564	97,184
Resolute Energy Corp *	16,798	185,786
REX American Resources Corp *	3,571	51,744
Rex Energy Corp *	14,413	184,486
Rosetta Resources Inc *	23,173	544,334
RPC Inc	12,767	270,150
Scorpio Tankers Inc *	6,262	70,698
Ship Finance International Ltd (Bermuda)	19,369	376,340
Stone Energy Corp *	18,875	278,029
Swift Energy Co *	16,462	462,253
Syntroleum Corp *	32,200	60,214
T-3 Energy Services Inc *	5,943	155,409
Teekay Tankers Ltd ‘A’	11,883	154,598
Tesco Corp * (Canada)	13,446	161,755
TETRA Technologies Inc *	33,015	336,753
TransAtlantic Petroleum Ltd * (Bermuda)	63,548	188,102
Uranium Energy Corp *	28,206	92,516
USEC Inc *	49,517	256,993
Vaalco Energy Inc *	22,711	130,361
Vantage Drilling Co * (Cayman)	57,532	92,051
Venoco Inc *	8,905	174,805
W&T Offshore Inc	15,650	165,890
Warren Resources Inc *	32,727	129,926
Western Refining Inc *	23,508	123,182

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Willbros Group Inc *	17,784	$163,079
World Fuel Services Corp	26,264	683,127

		24,357,561

Financials - 20.5%

1st Source Corp	6,848	118,881
1st United Bancorp Inc *	10,254	65,933
Abington Bancorp Inc	10,362	109,215
Acadia Realty Trust REIT	17,501	332,519
Advance America Cash Advance Centers Inc	24,743	99,714
Agree Realty Corp REIT	4,153	104,863
Alexander’s Inc REIT	854	269,676
Alliance Financial Corp	2,498	75,515
Alterra Capital Holdings Ltd (Bermuda)	35,731	711,762
Ambac Financial Group Inc *	117,500	65,213
American Campus Communities Inc REIT	28,374	863,705
American Capital Agency Corp REIT	13,627	362,069
American Capital Ltd *	147,691	858,085
American Equity Investment Life Holding Co	25,187	257,915
American National Bankshares Inc	3,320	72,841
American Physicians Capital Inc	3,624	150,251
American Physicians Service Group Inc	3,405	110,152
American Safety Insurance Holdings Ltd * (Bermuda)	5,042	82,386
Ameris Bancorp *	10,934	102,233
Amerisafe Inc *	8,461	158,898
Ames National Corp	3,875	77,268
AmTrust Financial Services Inc	10,045	145,853
Anworth Mortgage Asset Corp REIT	48,415	345,199
Apollo Commercial Real Estate Finance Inc REIT	5,337	85,766
Apollo Investment Corp	85,474	874,399
Argo Group International Holdings Ltd (Bermuda)	13,520	469,685
Arrow Financial Corp	4,542	113,921
Artio Global Investors Inc	12,265	187,655
Ashford Hospitality Trust Inc REIT *	18,507	167,488
Associated Estates Realty Corp REIT	14,640	204,667
Astoria Financial Corp	37,254	507,772
Avatar Holdings Inc *	4,280	81,662
Baldwin & Lyons Inc ‘B’	4,168	106,076
BancFirst Corp	3,043	123,120
Banco Latinoamericano de Comerico Exterior SA ‘E’ (Panama)	12,525	180,986
Bank Mutual Corp	21,255	110,313
Bank of Marin Bancorp	2,647	85,339
Bank of the Ozarks Inc	5,690	211,042
BankFinancial Corp	10,025	91,929
Beneficial Mutual Bancorp Inc *	15,453	138,613
Berkshire Hills Bancorp Inc	6,500	123,240
BGC Partners Inc ‘A’	25,270	150,862
BioMed Realty Trust Inc REIT	48,999	878,062
BlackRock Kelso Capital Corp	24,681	283,832
Boston Private Financial Holdings Inc	30,596	200,098
Bridge Bancorp Inc	3,280	81,967
Brookline Bancorp Inc	26,027	259,749
Bryn Mawr Bank Corp	4,230	72,841
Calamos Asset Management Inc ‘A’	8,428	96,922
Camden National Corp	3,539	122,626
Capital City Bank Group Inc	5,614	68,154
Capital Southwest Corp	1,280	116,224
CapLease Inc REIT	26,655	149,001
Capstead Mortgage Corp REIT	29,492	320,578
Cardinal Financial Corp	13,195	126,804
Cardtronics Inc *	12,144	187,382
Cash America International Inc	12,923	452,305
Cathay General Bancorp	34,294	407,756
CBL & Associates Properties Inc REIT	59,951	782,960
Cedar Shopping Centers Inc REIT	24,589	149,501
Center Financial Corp *	16,089	81,893
Centerstate Banks Inc	10,034	86,092
Chatham Lodging Trust REIT *	4,364	81,214
Chemical Financial Corp	10,715	221,158
Chesapeake Lodging Trust REIT *	4,302	70,381
Citizens & Northern Corp	5,737	74,581
Citizens Inc *	15,954	109,923
Citizens Republic Bancorp Inc *	175,207	157,879
City Holding Co	6,800	208,556
CNA Surety Corp *	7,768	139,203
CNB Financial Corp	4,744	65,230
CNO Financial Group Inc *	96,172	532,793
CoBiz Financial Inc	15,382	85,524
Cogdell Spencer Inc REIT	20,214	127,752
Cohen & Steers Inc	7,398	160,537
Colonial Properties Trust REIT	30,507	493,908
Colony Financial Inc REIT	6,853	126,643
Columbia Banking System Inc	17,086	335,740
Community Bank System Inc	14,406	331,482
Community Trust Bancorp Inc	6,122	165,845
Compass Diversified Holdings	14,611	236,114
Consolidated-Tomoka Land Co	2,668	76,065
Cousins Properties Inc REIT	39,347	280,938
Cowen Group Inc ‘A’ *	16,259	53,492
Credit Acceptance Corp *	2,299	139,227
CreXus Investment Corp REIT	6,729	80,950
CVB Financial Corp	38,862	291,854
Cypress Sharpridge Investments Inc REIT	10,839	144,701
Danvers Bancorp Inc	8,816	135,149
DCT Industrial Trust Inc REIT	92,466	442,912
Delphi Financial Group Inc ‘A’	20,325	507,922
Diamond Hill Investment Group Inc	1,123	81,979
DiamondRock Hospitality Co REIT *	66,572	631,768
Dime Community Bancshares Inc	12,305	170,424
Dollar Financial Corp *	10,994	229,445
Donegal Group Inc ‘A’	5,910	77,244
Duff & Phelps Corp ‘A’	12,165	163,863
DuPont Fabros Technology Inc REIT	17,827	448,349
Dynex Capital Inc REIT	8,683	93,603
Eagle Bancorp Inc *	7,603	87,282
EastGroup Properties Inc REIT	11,567	432,374
Education Realty Trust Inc REIT	25,850	184,828
eHealth Inc *	10,679	137,973
EMC Insurance Group Inc	2,549	54,345
Employers Holdings Inc	18,655	294,189
Encore Capital Group Inc *	6,295	113,436
Enstar Group Ltd * (Bermuda)	3,040	220,704
Enterprise Financial Services Corp	7,360	68,448
Entertainment Properties Trust REIT	19,996	863,427
Epoch Holding Corp	6,105	78,632
Equity Lifestyle Properties Inc REIT	11,088	604,074
Equity One Inc REIT	15,547	262,433
ESB Financial Corp	4,759	66,245
ESSA Bancorp Inc	7,729	91,511
Evercore Partners Inc ‘A’	6,744	192,946
Excel Trust Inc REIT *	7,336	82,677
Extra Space Storage Inc REIT	38,043	610,210
Ezcorp Inc ‘A’ *	20,307	406,952
F.N.B. Corp	49,694	425,381
FBL Financial Group Inc ‘A’	5,795	150,554
FBR Capital Markets Corp *	23,047	72,368
FelCor Lodging Trust Inc REIT *	42,170	193,982
Fifth Street Finance Corp	19,539	217,664
Financial Engines Inc *	6,018	79,919
Financial Institutions Inc	5,120	90,419
First American Financial Corp	44,710	667,967
First Bancorp Inc ME	4,500	62,235
First Bancorp NC	6,781	92,357
First Busey Corp	24,179	110,014
First Cash Financial Services Inc *	13,389	371,545
First Commonwealth Financial Corp	37,887	206,484

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

First Community Bancshares Inc	7,213	$93,048
First Financial Bancorp	25,061	418,018
First Financial Bankshares Inc	8,893	417,882
First Financial Corp	5,021	148,120
First Financial Holdings Inc	7,806	86,959
First Industrial Realty Trust Inc REIT *	28,292	143,440
First Interstate Bancsystem Inc	5,804	78,122
First Merchants Corp	11,922	90,965
First Mercury Financial Corp	6,938	69,935
First Midwest Bancorp Inc	32,110	370,228
First Potomac Realty Trust REIT	16,474	247,110
FirstMerit Corp	40,091	734,467
Flagstone Reinsurance Holdings SA (Luxembourg)	22,942	243,415
Flushing Financial Corp	13,969	161,482
Forestar Group Inc *	15,998	272,766
FPIC Insurance Group Inc *	4,549	159,624
Franklin Street Properties Corp REIT	30,013	372,761
GAMCO Investors Inc ‘A’	2,987	115,089
German American Bancorp Inc	5,499	94,363
Getty Realty Corp REIT	9,139	245,199
GFI Group Inc	28,477	132,133
Glacier Bancorp Inc	31,132	454,527
Gladstone Capital Corp	9,320	105,036
Gladstone Commercial Corp REIT	5,366	92,081
Gladstone Investment Corp	11,090	74,303
Gleacher & Co Inc *	33,558	54,028
Glimcher Realty Trust REIT	30,263	186,117
Global Indemnity PLC * (Ireland)	6,404	102,784
Government Properties Income Trust REIT	11,978	319,813
Great Southern Bancorp Inc	4,512	98,226
Green Bankshares Inc *	5,584	37,915
Greenlight Capital Re Ltd ‘A’ * (Cayman)	12,487	312,425
Hancock Holding Co	12,440	374,071
Harleysville Group Inc	4,558	149,457
Harris & Harris Group Inc *	14,244	60,822
Hatteras Financial Corp REIT	19,631	558,895
Healthcare Realty Trust Inc REIT	26,696	624,419
Heartland Financial USA Inc	6,054	93,171
Hercules Technology Growth Capital Inc	15,969	161,447
Heritage Financial Corp *	4,275	59,850
Hersha Hospitality Trust REIT	48,992	253,779
Highwoods Properties Inc REIT	27,352	888,119
Hilltop Holdings Inc *	18,056	172,977
Home Bancorp Inc *	4,571	61,160
Home BancShares Inc	9,698	197,063
Home Federal Bancorp Inc	8,159	99,295
Home Properties Inc REIT	14,028	742,081
Horace Mann Educators Corp	17,094	303,931
Hudson Valley Holding Corp	5,158	100,684
IBERIABANK Corp	9,309	465,264
Independent Bank Corp	9,360	210,787
Infinity Property & Casualty Corp	5,906	288,036
Inland Real Estate Corp REIT	32,653	271,346
International Assets Holding Corp *	5,725	103,623
International Bancshares Corp	23,010	388,639
Invesco Mortgage Capital Inc REIT	11,039	237,559
Investment Technology Group Inc *	18,270	259,799
Investors Bancorp Inc *	20,757	245,763
Investors Real Estate Trust REIT	33,677	282,213
iStar Financial Inc REIT *	41,669	127,507
JMP Group Inc	7,123	43,450
Kansas City Life Insurance Co	1,914	59,698
KBW Inc *	15,281	391,194
Kearny Financial Corp	7,087	62,578
Kennedy-Wilson Holdings Inc *	9,616	101,930
Kilroy Realty Corp REIT	23,218	769,445
Kite Realty Group Trust REIT	25,065	111,289
Knight Capital Group Inc ‘A’ *	40,119	497,074
LaBranche & Co Inc *	16,489	64,307
Ladenburg Thalmann Financial Services Inc *	41,067	41,888
Lakeland Bancorp Inc	9,609	81,004
Lakeland Financial Corp	7,281	135,863
LaSalle Hotel Properties REIT	30,195	706,261
Lexington Realty Trust REIT	43,265	309,777
Life Partners Holdings Inc	3,656	69,574
LTC Properties Inc REIT	10,418	265,867
Maiden Holdings Ltd (Bermuda)	23,291	177,245
Main Street Capital Corp	5,623	89,349
MainSource Financial Group Inc	9,939	75,934
MarketAxess Holdings Inc	11,922	202,436
Marlin Business Services Corp *	4,220	50,640
MB Financial Inc	23,014	373,287
MCG Capital Corp	33,569	196,043
Meadowbrook Insurance Group Inc	24,193	217,011
Medallion Financial Corp	9,340	72,759
Medical Properties Trust Inc REIT	48,213	488,880
Merchants Bancshares Inc	2,683	66,914
Meridian Interstate Bancorp Inc *	4,989	52,584
Metro Bancorp Inc *	6,185	64,262
MF Global Holdings Ltd *	37,128	267,322
MFA Financial Inc REIT	105,574	805,530
MGIC Investment Corp *	87,400	806,702
Mid-America Apartment Communities Inc REIT	14,177	826,236
MidWestOne Financial Group Inc	3,670	53,802
Mission West Properties Inc REIT	11,158	75,651
Monmouth Real Estate Investment Corp ‘A’ REIT	14,406	112,655
Montpelier Re Holdings Ltd (Bermuda)	30,591	529,836
MVC Capital Inc	10,761	139,570
Nara Bancorp Inc *	16,990	119,949
National Bankshares Inc	3,437	88,675
National Financial Partners Corp *	18,597	235,624
National Health Investors Inc REIT	10,534	464,128
National Interstate Corp	3,143	68,423
National Penn Bancshares Inc	55,685	348,031
National Retail Properties Inc REIT	31,448	789,659
National Western Life Insurance Co ‘A’	939	132,099
NBT Bancorp Inc	14,936	329,638
Nelnet Inc ‘A’	11,663	266,849
NewAlliance Bancshares Inc	45,478	573,932
Newcastle Investment Corp REIT *	27,759	86,053
NewStar Financial Inc *	13,207	97,864
NGP Capital Resources Co	10,131	91,787
Northfield Bancorp Inc	8,478	91,732
NorthStar Realty Finance Corp REIT	34,819	130,223
Northwest Bancshares Inc	47,539	531,961
OceanFirst Financial Corp	6,897	84,626
Ocwen Financial Corp *	32,381	328,343
Old National Bancorp	37,590	394,695
Omega Healthcare Investors Inc REIT	39,613	889,312
OmniAmerican Bancorp Inc *	6,064	68,341
One Liberty Properties Inc REIT	4,057	64,547
Oppenheimer Holdings Inc ‘A’	4,396	122,868
optionsXpress Holdings Inc *	17,723	272,225
Oriental Financial Group Inc	21,428	284,992
Oritani Financial Corp	24,027	239,789
Orrstown Financial Services Inc	3,129	72,468
Pacific Continental Corp	8,772	79,387
PacWest Bancorp	13,596	259,140
Park National Corp	5,359	343,190
Parkway Properties Inc REIT	9,994	147,911
Peapack-Gladstone Financial Corp	4,233	49,865
Pebblebrook Hotel Trust REIT *	14,876	267,917
PennantPark Investment Corp	14,047	149,039
Penns Woods Bancorp Inc	2,176	71,917
Pennsylvania REIT	24,307	288,281
Pennymac Mortgage Investment Trust REIT	7,931	141,886
Peoples Bancorp Inc	5,012	61,998

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
PHH Corp *	24,094	$507,420
PICO Holdings Inc *	9,825	293,375
Pinnacle Financial Partners Inc *	14,860	136,563
Piper Jaffray Cos *	7,430	216,436
Platinum Underwriters Holdings Ltd (Bermuda)	15,361	668,511
PMA Capital Corp ‘A’ *	15,348	115,724
Portfolio Recovery Associates Inc *	7,449	481,578
Post Properties Inc REIT	21,085	588,693
Potlatch Corp REIT	16,928	575,552
Presidential Life Corp	9,178	89,944
Primerica Inc	10,858	220,852
PrivateBancorp Inc	22,634	257,801
ProAssurance Corp *	11,948	688,085
Prospect Capital Corp	28,964	281,240
Prosperity Bancshares Inc	19,998	649,335
Provident Financial Services Inc	26,276	324,771
Provident New York Bancorp	17,545	147,203
PS Business Parks Inc REIT	7,806	441,585
Radian Group Inc	58,024	453,748
RAIT Financial Trust REIT *	36,376	60,020
Ramco-Gershenson Properties Trust REIT	16,811	180,046
Redwood Trust Inc REIT	33,829	489,167
Renasant Corp	9,737	148,100
Republic Bancorp Inc ‘A’	4,333	91,556
Resource Capital Corp REIT	19,506	123,863
Retail Opportunity Investments Corp	18,507	177,112
RLI Corp	6,010	340,286
S&T Bancorp Inc	10,864	189,251
S.Y. Bancorp Inc	5,458	135,468
Safeguard Scientifics Inc *	9,214	115,451
Safety Insurance Group Inc	5,774	242,624
Sanders Morris Harris Group Inc	9,616	54,427
Sandy Spring Bancorp Inc	10,683	165,587
Saul Centers Inc REIT	2,840	119,138
SCBT Financial Corp	5,687	177,378
SeaBright Insurance Holdings Inc	10,437	84,122
Selective Insurance Group Inc	23,490	382,652
Sierra Bancorp	4,542	56,094
Signature Bank *	14,726	571,958
Simmons First National Corp ‘A’	7,583	214,371
Southside Bancshares Inc	7,255	137,047
Southwest Bancorp Inc	8,629	111,918
Sovran Self Storage Inc REIT	11,892	450,707
Starwood Property Trust Inc REIT	20,881	414,905
State Auto Financial Corp	6,575	100,006
State Bancorp Inc	8,260	74,175
StellarOne Corp	10,418	132,517
Sterling Bancorp	11,907	103,472
Sterling Bancshares Inc	40,346	216,658
Stewart Information Services Corp	8,293	93,877
Stifel Financial Corp *	14,617	676,621
Strategic Hotels & Resorts Inc REIT *	61,679	261,519
Suffolk Bancorp	4,404	111,509
Sun Communities Inc REIT	8,616	264,511
Sunstone Hotel Investors Inc REIT *	43,081	390,745
Susquehanna Bancshares Inc	56,444	476,387
SVB Financial Group * †	17,979	760,871
SWS Group Inc	11,980	85,897
Tanger Factory Outlet Centers Inc REIT	15,438	727,747
Tejon Ranch Co *	5,832	126,379
Terreno Realty Corp REIT *	4,600	83,812
Territorial Bancorp Inc	5,763	96,991
Texas Capital Bancshares Inc *	15,842	273,591
The Bancorp Inc *	10,438	69,830
The First Marblehead Corp *	27,090	63,391
The First of Long Island Corp	2,945	73,566
The Navigators Group Inc *	5,324	237,610
The Phoenix Cos Inc *	51,416	107,974
The PMI Group Inc *	62,687	230,061
THL Credit Inc	4,014	47,285
Thomas Properties Group Inc *	17,119	61,115
TICC Capital Corp	12,184	126,104
Tompkins Financial Corp	3,525	139,802
Tower Bancorp Inc	2,776	56,270
Tower Group Inc	17,696	413,202
TowneBank	10,454	156,392
TradeStation Group Inc *	17,453	114,841
Triangle Capital Corp	5,645	90,207
Trico Bancshares	6,401	98,383
Trustco Bank Corp NY	33,714	187,450
Trustmark Corp	27,374	595,111
Two Harbors Investment Corp REIT	11,784	106,292
U-Store-It Trust REIT	41,267	344,579
UMB Financial Corp	10,527	373,814
UMH Properties Inc REIT	6,212	66,717
Umpqua Holdings Corp	49,788	564,596
Union First Market Bankshares Corp	8,077	105,486
United Bankshares Inc	16,809	418,376
United Community Banks Inc *	41,678	93,359
United Financial Bancorp Inc	8,350	112,809
United Fire & Casualty Co	10,157	215,430
Universal Health Realty Income Trust REIT	5,252	180,721
Univest Corp of Pennsylvania	7,516	131,229
Urstadt Biddle Properties Inc ‘A’ REIT	9,585	173,297
ViewPoint Financial Group	7,047	65,185
Virginia Commerce Bancorp Inc *	9,741	47,341
Virtus Investment Partners Inc *	2,460	74,440
Walter Investment Management Corp REIT	11,361	198,704
Washington Banking Co	7,243	100,388
Washington REIT	25,956	823,584
Washington Trust Bancorp Inc	6,589	125,982
Webster Financial Corp	28,356	497,931
WesBanco Inc	10,295	168,220
West Bancorp Inc *	7,678	48,371
West Coast Bancorp *	42,081	95,945
Westamerica Bancorp	10,469	570,456
Western Alliance Bancorp *	25,902	173,543
Westfield Financial Inc	14,664	114,379
Westwood Holdings Group Inc	2,584	87,417
Whitney Holding Corp	41,321	337,593
Wilshire Bancorp Inc	9,119	59,638
Winthrop Realty Trust REIT	8,870	109,633
Wintrust Financial Corp	13,469	436,530
World Acceptance Corp *	7,221	318,879
WSFS Financial Corp	2,357	88,411

		90,473,518

Health Care - 12.7%

Abaxis Inc *	9,651	222,938
ABIOMED Inc *	14,137	149,994
Accelrys Inc *	25,910	180,334
Accuray Inc *	22,411	139,396
Acorda Therapeutics Inc *	16,932	559,095
Affymax Inc *	9,598	57,108
Affymetrix Inc *	31,053	141,602
AGA Medical Holdings Inc *	6,072	84,765
Air Methods Corp *	4,871	202,536
Akorn Inc *	26,316	106,317
Albany Molecular Research Inc *	11,161	71,207
Alexza Pharmaceuticals Inc *	20,143	63,853
Align Technology Inc *	25,754	504,263
Alkermes Inc *	41,248	604,283
Alliance HealthCare Services Inc *	12,222	55,977
Allied Healthcare International Inc *	22,032	55,080
Allos Therapeutics Inc *	34,767	164,100
Almost Family Inc *	3,578	106,016
Alnylam Pharmaceuticals Inc *	16,098	197,683
Alphatec Holdings Inc *	22,698	48,347
AMAG Pharmaceuticals Inc *	9,162	157,678
Amedisys Inc *	12,308	292,930

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

America Service Group Inc	4,332	$64,460
American Dental Partners Inc *	7,546	91,005
American Medical Systems Holdings Inc *	32,567	637,662
AMERIGROUP Corp *	22,238	944,448
AMN Healthcare Services Inc *	15,276	78,519
AmSurg Corp *	13,191	230,579
Analogic Corp	5,620	252,226
AngioDynamics Inc *	10,939	166,710
Ardea Biosciences Inc *	6,211	142,853
Arena Pharmaceuticals Inc *	45,455	71,364
ARIAD Pharmaceuticals Inc *	49,450	188,899
ArQule Inc *	18,894	97,304
Array BioPharma Inc *	24,594	79,439
ArthroCare Corp *	11,696	317,897
Assisted Living Concepts Inc ‘A’ *	4,384	133,449
athenahealth Inc *	14,459	477,436
Atrion Corp	726	114,352
Auxilium Pharmaceuticals Inc *	18,366	455,109
AVANIR Pharmaceuticals ‘A’ *	32,720	104,377
AVI BioPharma Inc *	50,679	93,249
Bio-Reference Labs Inc *	10,404	217,027
BioCryst Pharmaceuticals Inc *	13,091	64,670
BioMimetic Therapeutics Inc *	7,238	82,513
Biosante Pharmaceuticals Inc *	30,000	50,400
BioScrip Inc *	17,556	90,589
BMP Sunstone Corp *	13,896	105,610
Bruker Corp *	31,288	438,971
Cadence Pharmaceuticals Inc *	11,914	99,482
Caliper Life Sciences Inc *	20,839	83,148
Cambrex Corp *	15,387	65,395
Cantel Medical Corp	5,593	90,607
Capital Senior Living Corp *	12,805	68,251
Catalyst Health Solutions Inc *	16,389	577,057
Celera Corp *	36,232	244,204
Centene Corp *	21,237	500,981
Cepheid Inc *	25,940	485,337
Cerus Corp *	19,369	74,377
Chelsea Therapeutics International Ltd *	14,911	76,344
Chemed Corp	9,808	558,762
Chindex International Inc *	6,344	95,858
Clarient Inc *	25,003	84,510
Clinical Data Inc *	5,011	84,536
Computer Programs & Systems Inc	4,360	185,605
Conceptus Inc *	13,683	188,141
CONMED Corp *	12,680	284,159
Corvel Corp *	3,294	139,830
Cross Country Healthcare Inc *	14,305	102,853
CryoLife Inc *	12,895	78,273
Cubist Pharmaceuticals Inc *	25,246	590,504
Curis Inc *	35,942	49,241
Cutera Inc *	6,408	51,905
Cyberonics Inc *	12,185	325,096
Cynosure Inc ‘A’ *	4,739	48,385
Cytokinetics Inc *	22,752	60,065
Cytori Therapeutics Inc *	18,978	92,802
Delcath Systems Inc *	16,511	119,209
Depomed Inc *	25,447	114,003
DexCom Inc *	25,478	336,819
Dionex Corp *	7,634	659,883
DURECT Corp *	41,191	104,625
Dyax Corp *	44,190	104,730
Dynavax Technologies Corp *	33,376	61,078
Emergent BioSolutions Inc *	8,415	145,243
Emeritus Corp *	8,842	150,845
Endologix Inc *	22,142	100,968
Enzo Biochem Inc *	15,911	60,462
Enzon Pharmaceuticals Inc *	21,956	247,005
eResearchTechnology Inc *	21,767	162,817
Eurand NV * (Netherlands)	8,330	81,967
Exact Sciences Corp *	16,820	121,777
Exactech Inc *	3,816	62,277
Exelixis Inc *	48,255	189,160
Five Star Quality Care Inc *	15,168	76,598
Genomic Health Inc *	6,387	85,330
Genoptix Inc *	7,582	107,664
Gentiva Health Services Inc *	12,233	267,291
Geron Corp *	43,379	239,886
Greatbatch Inc *	10,022	232,410
Haemonetics Corp *	9,140	534,964
Halozyme Therapeutics Inc *	31,743	244,739
Hanger Orthopedic Group Inc *	11,291	164,171
Health Grades Inc *	12,086	98,984
HealthSouth Corp *	41,373	794,362
Healthspring Inc *	24,998	645,948
Healthways Inc *	14,794	172,202
HeartWare International Inc *	4,146	285,079
Hi-Tech Pharmacal Co Inc *	4,541	91,910
HMS Holdings Corp *	10,294	606,728
ICU Medical Inc *	5,011	186,860
Immucor Inc *	30,123	597,339
ImmunoGen Inc *	29,787	186,764
Immunomedics Inc *	29,712	95,673
Impax Laboratories Inc *	27,386	542,243
Incyte Corp Ltd *	38,584	616,958
Inhibitex Inc *	23,466	42,239
Inspire Pharmaceuticals Inc *	26,840	159,698
Insulet Corp *	16,845	238,188
Integra LifeSciences Holdings Corp *	9,028	356,245
InterMune Inc *	19,961	271,869
Invacare Corp	12,631	334,848
IPC The Hospitalist Co Inc *	7,106	194,136
IRIS International Inc *	7,351	70,570
Ironwood Pharmaceuticals Inc ‘A’ *	9,115	92,791
Isis Pharmaceuticals Inc *	41,132	345,509
Jazz Pharmaceuticals Inc *	7,102	76,204
Kendle International Inc *	6,862	63,954
Kensey Nash Corp *	3,518	101,635
Keryx Biopharmaceuticals Inc *	22,568	108,552
Kindred Healthcare Inc *	17,128	223,007
Landauer Inc	4,154	260,165
LCA-Vision Inc *	8,463	47,139
Lexicon Pharmaceuticals Inc *	88,866	142,186
LHC Group Inc *	6,730	156,069
Ligand Pharmaceuticals Inc ‘B’ *	57,868	91,431
Luminex Corp *	16,376	262,016
Magellan Health Services Inc *	11,897	562,014
MAKO Surgical Corp *	11,481	109,988
MannKind Corp *	27,379	185,082
MAP Pharmaceuticals Inc *	6,421	98,241
Martek Biosciences Corp *	14,404	325,962
Masimo Corp	22,489	614,175
Maxygen Inc *	14,586	84,453
MedAssets Inc *	18,815	395,868
MedCath Corp *	9,470	95,363
Medical Action Industries Inc *	6,528	59,078
Medicis Pharmaceutical Corp ‘A’	26,207	777,038
Medidata Solutions Inc *	8,371	160,723
Medivation Inc *	14,947	194,311
MELA Sciences Inc *	10,430	68,004
Merge Healthcare Inc *	23,397	67,851
Meridian Bioscience Inc	17,689	387,035
Merit Medical Systems Inc *	12,286	195,225
Metabolix Inc *	11,898	149,677
Metropolitan Health Networks Inc *	18,164	69,023
Micromet Inc *	35,673	239,723
Molina Healthcare Inc *	5,655	152,628
Momenta Pharmaceuticals Inc *	17,812	268,071
MWI Veterinary Supply Inc *	5,517	318,441
Nabi Biopharmaceuticals *	20,918	100,406
National Healthcare Corp	3,805	141,051

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Natus Medical Inc *	12,529	$182,548
Nektar Therapeutics *	41,379	611,168
Neogen Corp *	10,207	345,507
Neuralstem Inc *	20,325	51,219
Neurocrine Biosciences Inc *	21,849	132,405
Novavax Inc *	38,139	83,524
NPS Pharmaceuticals Inc *	26,370	180,371
NuVasive Inc *	16,996	597,239
NxStage Medical Inc *	11,190	213,729
Obagi Medical Products Inc *	8,219	86,299
Omeros Corp *	9,169	66,842
Omnicell Inc *	14,584	190,759
Onyx Pharmaceuticals Inc *	27,226	718,222
Opko Health Inc *	40,937	91,699
Optimer Pharmaceuticals Inc *	15,155	138,971
OraSure Technologies Inc *	20,995	85,030
Orexigen Therapeutics Inc *	14,921	88,482
Orthofix International NV * (Netherlands)	7,690	241,620
Orthovita Inc *	30,632	69,535
Osiris Therapeutics Inc *	7,795	56,748
Owens & Minor Inc	26,048	741,326
Pain Therapeutics Inc *	17,452	107,853
Palomar Medical Technologies Inc *	8,284	85,574
Par Pharmaceutical Cos Inc *	15,334	445,913
PAREXEL International Corp *	25,448	588,612
PDL BioPharma Inc	51,378	270,248
Peregrine Pharmaceuticals Inc *	23,610	34,234
Pharmacyclics Inc *	17,209	138,705
Pharmasset Inc *	13,029	384,355
PharMerica Corp *	13,390	127,607
POZEN Inc *	11,911	84,330
Progenics Pharmaceuticals Inc *	13,341	67,372
PSS World Medical Inc *	24,598	525,905
Psychiatric Solutions Inc *	21,284	714,078
PURE Bioscience *	18,086	41,779
Quality Systems Inc	8,189	543,013
Questcor Pharmaceuticals Inc *	24,500	243,040
Quidel Corp *	9,466	104,031
RehabCare Group Inc *	10,683	216,010
Res-Care Inc *	11,278	149,659
Rigel Pharmaceuticals Inc *	23,374	196,575
RTI Biologics Inc *	25,263	66,442
Rural/Metro Corp *	8,544	72,709
Salix Pharmaceuticals Ltd *	24,907	989,306
Sangamo Biosciences Inc *	20,998	72,023
Santarus Inc *	24,829	74,735
Savient Pharmaceuticals Inc *	29,709	679,445
Seattle Genetics Inc *	36,656	569,268
Select Medical Holdings Corp *	21,459	165,234
Sequenom Inc *	27,326	191,555
SIGA Technologies Inc *	14,741	124,709
Sirona Dental Systems Inc *	14,379	518,219
Solta Medical Inc *	27,450	54,900
Somaxon Pharmaceuticals Inc *	13,007	50,597
SonoSite Inc *	6,404	214,598
Spectranetics Corp *	15,504	84,032
Spectrum Pharmaceuticals Inc *	22,679	94,571
Staar Surgical Co *	16,092	87,058
STERIS Corp	25,436	844,984
Sun Healthcare Group Inc *	32,493	275,216
Sunrise Senior Living Inc *	24,948	85,572
SuperGen Inc *	27,506	57,488
SurModics Inc *	7,540	89,877
Symmetry Medical Inc *	15,658	150,943
Syneron Medical Ltd * (Israel)	15,437	153,135
Synovis Life Technologies Inc *	5,136	76,783
Targacept Inc *	10,466	233,810
Team Health Holdings Inc *	6,878	88,795
The Ensign Group Inc	6,340	113,803
The Medicines Co *	23,857	338,769
The Providence Service Corp *	5,886	96,472
Theravance Inc *	27,380	550,338
TomoTherapy Inc *	23,274	81,924
Transcend Services Inc *	4,246	64,751
Triple-S Management Corp ‘B’ *	9,068	152,796
U.S. Physical Therapy Inc *	4,609	77,062
Unilife Corp *	21,208	127,884
Universal American Corp	13,764	203,019
Vanda Pharmaceuticals Inc *	12,583	84,054
Vascular Solutions Inc *	7,721	88,637
Vical Inc *	26,264	58,569
ViroPharma Inc *	33,875	505,076
Vital Images Inc *	6,669	88,231
Vivus Inc *	35,676	238,672
Volcano Corp *	21,935	569,871
WellCare Health Plans Inc *	18,354	531,532
West Pharmaceutical Services Inc	14,189	486,825
Wright Medical Group Inc *	16,756	241,454
XenoPort Inc *	12,505	88,911
Young Innovations Inc	2,616	74,844
ZIOPHARM Oncology Inc *	22,793	85,474
Zoll Medical Corp *	9,342	301,466
ZymoGenetics Inc *	23,950	233,512

		56,189,266

Industrials - 15.2%

3D Systems Corp *	8,334	130,927
A.O. Smith Corp	8,492	491,602
A123 Systems Inc *	31,661	283,999
AAON Inc	5,603	131,783
AAR Corp *	16,816	313,787
ABM Industries Inc	22,646	488,927
Acacia Research Corp *	15,049	264,862
ACCO Brands Corp *	24,468	140,691
Aceto Corp	12,065	81,921
Actuant Corp ‘A’	29,405	675,139
Acuity Brands Inc	18,805	831,933
Administaff Inc	9,542	256,966
Advanced Battery Technologies Inc *	26,457	94,981
Aerovironment Inc *	7,176	159,666
Air Transport Services Group Inc *	24,143	147,031
Aircastle Ltd (Bermuda)	22,308	189,172
AirTran Holdings Inc *	58,741	431,746
Alamo Group Inc	3,058	68,285
Alaska Air Group Inc *	15,506	791,271
Albany International Corp ‘A’	12,149	229,859
Allegiant Travel Co	6,624	280,328
Altra Holdings Inc *	12,088	178,056
AMERCO *	3,728	296,301
American Commercial Lines Inc *	4,185	116,678
American Railcar Industries Inc *	4,568	71,626
American Reprographics Co *	16,359	128,418
American Science & Engineering Inc	3,945	290,549
American Superconductor Corp *	19,539	607,663
American Woodmark Corp	4,292	76,097
Ameron International Corp	4,012	272,656
Ampco-Pittsburgh Corp	3,931	97,567
APAC Customer Services Inc *	14,781	83,660
Apogee Enterprises Inc	12,536	114,704
Applied Energetics Inc *	35,717	40,003
Applied Industrial Technologies Inc	18,411	563,377
Applied Signal Technology Inc	6,093	151,594
Arkansas Best Corp	11,164	270,504
ArvinMeritor Inc *	40,835	634,576
Astec Industries Inc *	8,632	246,271
Astronics Corp *	4,366	76,187
ATC Technology Corp *	8,661	214,273
Atlas Air Worldwide Holdings Inc *	11,237	565,221
Avis Budget Group Inc *	44,727	521,070
AZZ Inc	5,435	232,835

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

Badger Meter Inc	6,552	$265,225
Baldor Electric Co	20,320	820,928
Baltic Trading Ltd	7,496	82,531
Barnes Group Inc	21,179	372,539
Barrett Business Services Inc	4,067	61,778
Beacon Roofing Supply Inc *	19,876	289,593
Belden Inc	20,433	539,023
Blount International Inc *	20,923	266,350
Bowne & Co Inc	17,754	201,153
Brady Corp ‘A’	21,075	614,758
Briggs & Stratton Corp	21,718	412,859
Broadwind Energy Inc *	41,029	76,724
Builders FirstSource Inc *	21,720	49,522
CAI International Inc *	4,754	72,118
Capstone Turbine Corp *	108,728	83,949
Cascade Corp	4,010	127,518
Casella Waste Systems Inc ‘A’ *	14,535	61,047
CBIZ Inc *	19,918	118,114
CDI Corp	5,990	77,391
Celadon Group Inc *	9,060	125,119
Cenveo Inc *	24,584	123,658
Ceradyne Inc *	10,968	256,103
Chart Industries Inc *	12,583	256,190
CIRCOR International Inc	7,548	238,517
CLARCOR Inc	21,748	840,125
Clean Harbors Inc *	8,305	562,664
Colfax Corp *	10,681	158,826
Columbus McKinnon Corp *	8,666	143,769
Comfort Systems USA Inc	16,966	182,045
Commercial Vehicle Group Inc *	10,873	110,687
Consolidated Graphics Inc *	4,137	171,479
CoStar Group Inc *	9,059	441,264
Courier Corp	5,223	74,271
CRA International Inc *	5,067	91,459
Cubic Corp	6,773	276,338
Curtiss-Wright Corp	19,453	589,426
Deluxe Corp	22,305	426,695
DigitalGlobe Inc *	11,752	357,261
Dollar Thrifty Automotive Group Inc *	12,467	625,095
Douglas Dynamics Inc *	5,286	65,282
Ducommun Inc	4,903	106,787
DXP Enterprises Inc *	3,935	74,686
Dycom Industries Inc *	17,092	170,749
Dynamex Inc *	5,004	76,311
Dynamic Materials Corp	5,868	88,665
Eagle Bulk Shipping Inc *	27,335	142,689
EMCOR Group Inc *	28,678	705,192
Encore Wire Corp	8,269	169,597
Ener1 Inc *	27,542	101,355
Energy Recovery Inc *	18,245	65,500
EnergySolutions Inc	38,611	194,213
EnerNOC Inc *	8,648	271,634
EnerSys *	20,916	522,272
Ennis Inc	11,952	213,821
EnPro Industries Inc *	9,084	284,148
ESCO Technologies Inc	11,472	381,559
Esterline Technologies Corp *	12,826	734,032
Excel Maritime Carriers Ltd * (Liberia)	17,525	98,490
Exponent Inc *	6,237	209,501
Federal Signal Corp	27,053	145,816
Flow International Corp *	22,452	59,049
Force Protection Inc *	30,906	155,766
Forward Air Corp	12,770	332,020
Franklin Electric Co Inc	10,188	337,834
FreightCar America Inc	5,561	136,801
Furmanite Corp *	17,198	83,926
G&K Services Inc ‘A’	8,481	193,876
Genco Shipping & Trading Ltd *	11,110	177,093
GenCorp Inc *	25,342	124,683
Generac Holdings Inc *	8,524	116,267
Genesee & Wyoming Inc ‘A’ *	16,891	732,900
GeoEye Inc *	9,889	400,307
Gibraltar Industries Inc *	13,586	122,002
GP Strategies Corp *	7,316	66,502
GrafTech International Ltd *	52,200	815,886
Graham Corp	4,551	70,632
Granite Construction Inc	14,984	340,736
Great Lakes Dredge & Dock Corp	26,320	152,919
Griffon Corp *	19,563	238,473
H&E Equipment Services Inc *	12,740	101,538
Hawaiian Holdings Inc *	22,994	137,734
Hawk Corp ‘A’ *	2,506	108,435
Healthcare Services Group Inc	19,363	441,283
Heartland Express Inc	20,039	297,980
HEICO Corp	12,723	580,678
Heidrick & Struggles International Inc	7,779	151,535
Herley Industries Inc *	6,426	106,029
Herman Miller Inc	24,914	490,308
Hexcel Corp *	41,917	745,703
Hill International Inc *	12,252	54,889
HNI Corp	19,746	567,895
Horizon Lines Inc ‘A’	14,802	62,168
Houston Wire & Cable Co	8,202	82,266
Hub Group Inc ‘A’ *	16,307	477,143
Hudson Highland Group Inc *	15,307	52,656
Huron Consulting Group Inc *	9,580	210,664
ICF International Inc *	7,690	192,788
II-VI Inc *	10,941	408,428
InnerWorkings Inc *	11,163	73,341
Insituform Technologies Inc ‘A’ *	17,143	414,518
Insteel Industries Inc	8,263	74,202
Interface Inc ‘A’	22,312	317,500
Interline Brands Inc *	14,600	263,384
International Shipholding Corp	2,800	79,072
JetBlue Airways Corp *	105,954	708,832
John Bean Technologies Corp	12,518	201,665
Kadant Inc *	5,640	106,652
Kaman Corp	11,382	298,322
Kaydon Corp	14,449	499,935
Kelly Services Inc ‘A’ *	12,155	142,578
Kforce Inc *	13,689	187,813
Kimball International Inc ‘B’	15,311	89,263
Knight Transportation Inc	19,885	384,377
Knoll Inc	20,773	322,189
Korn/Ferry International *	20,060	331,792
Kratos Defense & Security Solutions Inc *	7,267	77,394
LaBarge Inc *	5,952	74,340
Ladish Co Inc *	6,894	214,610
Layne Christensen Co *	8,713	225,580
LB Foster Co ‘A’ *	4,640	134,282
Lindsay Corp	5,451	236,137
LMI Aerospace Inc *	3,990	63,521
LSI Industries Inc	9,779	62,781
Lydall Inc *	7,885	58,034
M&F Worldwide Corp *	4,691	114,226
Marten Transport Ltd	6,926	160,545
MasTec Inc *	23,041	237,783
McGrath RentCorp	10,559	252,888
Met-Pro Corp	7,400	74,666
Michael Baker Corp *	3,537	116,580
Miller Industries Inc	4,616	62,454
Mine Safety Appliances Co	11,278	305,634
Mistras Group Inc *	6,613	76,579
Mobile Mini Inc *	15,990	245,287
Moog Inc ‘A’ *	19,578	695,215
Mueller Industries Inc	16,433	435,310
Mueller Water Products Inc ‘A’	68,676	207,402
Multi-Color Corp	5,293	81,512
MYR Group Inc *	8,949	146,674
NACCO Industries Inc ‘A’	2,566	224,243

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Navigant Consulting Inc *	22,135	$257,430
NCI Building Systems Inc *	8,202	78,165
Nordson Corp	13,141	968,360
Northwest Pipe Co *	4,207	73,622
Old Dominion Freight Line Inc *	18,096	460,000
On Assignment Inc *	17,218	90,394
Orbital Sciences Corp *	24,768	378,950
Orion Marine Group Inc *	11,802	146,463
Pacer International Inc *	16,044	96,906
Park-Ohio Holdings Corp *	1,160	15,428
Patriot Transportation Holding Inc *	737	51,686
Pinnacle Airlines Corp *	9,056	49,174
PMFG Inc *	6,894	117,543
Polypore International Inc *	9,639	290,712
Powell Industries Inc *	3,951	122,955
PowerSecure International Inc *	8,441	78,164
Primoris Services Corp	9,944	65,034
Quanex Building Products Corp	16,765	289,532
RailAmerica Inc *	10,868	104,659
Raven Industries Inc	7,162	271,368
RBC Bearings Inc *	9,544	324,305
Republic Airways Holdings Inc *	15,689	129,905
Resources Connection Inc	20,251	278,654
Roadrunner Transportation Systems Inc *	4,854	52,617
Robbins & Myers Inc	11,710	313,594
Rollins Inc	13,786	322,317
RSC Holdings Inc *	21,744	162,210
Rush Enterprises Inc ‘A’ *	14,334	219,884
Saia Inc *	7,337	109,541
Satcon Technology Corp *	33,212	124,877
Sauer-Danfoss Inc *	5,535	117,840
Schawk Inc	5,117	94,460
School Specialty Inc *	8,511	110,728
Seaboard Corp	75	132,825
SFN Group Inc *	23,682	142,329
Simpson Manufacturing Co Inc	17,063	439,884
SkyWest Inc	24,544	342,634
Standard Parking Corp *	7,191	122,966
Standex International Corp	5,614	135,803
Steelcase Inc ‘A’	33,980	283,053
Sterling Construction Co Inc *	7,276	90,077
Sun Hydraulics Corp	5,639	158,963
SYKES Enterprises Inc *	18,047	245,078
TAL International Group Inc	7,359	178,235
Taser International Inc *	26,944	104,543
Team Inc *	8,593	147,886
Tecumseh Products Co ‘A’ *	8,862	101,647
Teledyne Technologies Inc *	15,517	617,887
Tennant Co	8,281	255,883
Tetra Tech Inc *	26,727	560,465
Textainer Group Holdings Ltd (Bermuda)	4,269	114,153
The Advisory Board Co *	6,807	300,529
The Brink’s Co	20,320	467,360
The Corporate Executive Board Co	14,955	471,980
The Dolan Co *	13,517	153,688
The Geo Group Inc *	27,914	651,792
The Gorman-Rupp Co	5,522	152,186
The Greenbrier Cos Inc *	8,629	134,526
The Middleby Corp *	7,222	457,803
Titan International Inc	15,449	209,643
Titan Machinery Inc *	6,081	99,120
Tredegar Corp	10,821	205,383
Trex Co Inc *	6,899	131,564
Trimas Corp *	7,068	104,960
Triumph Group Inc	7,165	534,437
TrueBlue Inc *	19,313	263,622
Tutor Perini Corp *	11,644	233,928
Twin Disc Inc	4,344	60,599
Ultrapetrol Bahamas Ltd * (Bahamas)	11,540	74,087
UniFirst Corp	6,126	270,463
United Rentals Inc *	26,392	391,657
United Stationers Inc *	10,485	561,052
Universal Forest Products Inc	8,406	245,875
US Airways Group Inc *	70,321	650,469
US Ecology Inc	8,457	135,312
USA Truck Inc *	3,896	58,362
Viad Corp	9,406	181,912
Vicor Corp	8,906	130,117
Volt Information Sciences Inc *	7,252	52,214
VSE Corp	2,038	71,880
Wabash National Corp *	25,537	206,594
Watsco Inc	12,018	669,162
Watts Water Technologies Inc ‘A’	12,711	432,810
Werner Enterprises Inc	13,042	267,231
Woodward Governor Co	26,457	857,736
Xerium Technologies Inc *	3,260	42,967

		67,282,884

Information Technology - 18.6%

ACI Worldwide Inc *	14,866	332,850
Acme Packet Inc *	19,120	725,413
Actel Corp *	9,813	156,517
Actuate Corp *	20,310	104,597
Acxiom Corp *	29,765	472,073
ADC Telecommunications Inc *	42,475	538,158
ADTRAN Inc	23,328	823,478
Advanced Analogic Technologies Inc *	20,435	71,727
Advanced Energy Industries Inc *	16,093	210,175
Advent Software Inc *	6,874	358,754
American Software Inc ‘A’	11,542	68,098
Amkor Technology Inc *	45,751	300,584
ANADIGICS Inc *	29,413	179,125
Anaren Inc *	6,713	112,711
Ancestry.com Inc *	8,300	188,908
Anixter International Inc *	10,341	558,311
Applied Micro Circuits Corp *	28,721	287,210
Archipelago Learning Inc *	5,449	65,225
ArcSight Inc *	10,800	470,448
Ariba Inc *	39,238	741,598
ARRIS Group Inc *	54,995	537,301
Art Technology Group Inc *	69,115	285,445
Aruba Networks Inc *	31,979	682,432
Aspen Technology Inc *	27,101	281,037
ATMI Inc *	13,756	204,414
Aviat Networks Inc *	27,459	112,307
Avid Technology Inc *	13,076	171,426
Axcelis Technologies Inc *	48,303	93,225
AXT Inc *	14,535	96,222
Bel Fuse Inc ‘B’	4,815	100,248
Benchmark Electronics Inc *	27,428	449,819
BigBand Networks Inc *	22,721	64,528
Black Box Corp	7,775	249,266
Blackbaud Inc	19,614	471,521
Blackboard Inc *	14,838	534,762
Blue Coat Systems Inc *	18,139	436,424
Bottomline Technologies Inc *	12,191	187,254
Brightpoint Inc *	31,006	216,732
Brooks Automation Inc *	29,063	195,013
Cabot Microelectronics Corp *	10,255	330,006
CACI International Inc ‘A’ *	13,059	591,050
Cass Information Systems Inc	3,919	134,461
Cavium Networks Inc *	19,366	556,966
CDC Corp ‘A’ * (Cayman)	14,740	62,350
Ceva Inc *	9,675	138,353
Checkpoint Systems Inc *	17,252	351,078
CIBER Inc *	29,170	87,802
Cirrus Logic Inc *	28,517	508,743
Cogent Inc *	22,741	241,964
Cognex Corp	17,406	466,829
Coherent Inc *	11,039	441,670

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

Cohu Inc	10,643	$133,995
CommVault Systems Inc *	18,896	491,863
Compellent Technologies Inc *	10,228	185,945
Computer Task Group Inc *	7,242	55,329
comScore Inc *	10,080	237,082
Comtech Telecommunications Corp *	12,405	339,277
Comverge Inc *	11,450	89,997
Concur Technologies Inc *	17,009	840,925
Conexant Systems Inc *	35,999	59,038
Constant Contact Inc *	12,486	267,575
Cray Inc *	16,337	107,824
CSG Systems International Inc *	14,889	271,426
CTS Corp	15,236	146,570
Cymer Inc *	13,031	483,189
Daktronics Inc	15,468	151,896
DDi Corp	6,476	59,838
DealerTrack Holdings Inc *	17,593	300,488
Deltek Inc *	9,008	72,154
DemandTec Inc *	8,987	84,568
DG FastChannel Inc *	10,965	238,489
Diamond Management & Technology Consultants Inc	10,975	137,188
Digi International Inc *	11,510	109,230
Digimarc Corp *	3,421	80,257
Digital River Inc *	17,141	583,480
Diodes Inc *	14,801	252,949
DivX Inc *	14,851	141,530
DSP Group Inc *	10,837	75,859
DTS Inc *	7,640	291,619
EarthLink Inc	46,409	421,858
Ebix Inc *	11,842	277,695
Echelon Corp *	15,125	129,319
Echo Global Logistics Inc *	5,126	65,459
Electro Rent Corp	7,770	103,186
Electro Scientific Industries Inc *	12,483	138,686
Electronics for Imaging Inc *	20,128	243,951
EMS Technologies Inc *	6,956	129,590
Emulex Corp *	34,972	365,108
Energy Conversion Devices Inc *	20,579	103,307
Entegris Inc *	57,688	269,403
Entropic Communications Inc *	25,094	240,902
Epicor Software Corp *	21,645	188,312
EPIQ Systems Inc	14,469	177,390
Euronet Worldwide Inc *	21,503	386,839
Evergreen Solar Inc *	90,479	66,412
Exar Corp *	17,008	101,878
ExlService Holdings Inc *	6,956	135,294
Extreme Networks Inc *	40,760	126,764
Fair Isaac Corp	19,819	488,737
FARO Technologies Inc *	7,236	157,817
FEI Co *	16,597	324,803
Finisar Corp *	32,660	613,681
FormFactor Inc *	22,026	189,424
Forrester Research Inc *	6,484	214,491
Fortinet Inc *	17,219	430,475
Gerber Scientific Inc *	11,679	72,059
Global Cash Access Holdings Inc *	22,379	91,306
Globecomm Systems Inc *	10,320	86,378
GSI Commerce Inc *	26,945	665,541
GSI Technology Inc *	8,952	51,295
GT Solar International Inc *	26,877	224,960
Harmonic Inc *	42,586	292,992
Heartland Payment Systems Inc	16,694	254,083
Hittite Microwave Corp *	11,827	563,557
Hughes Communications Inc *	4,465	121,671
Hypercom Corp *	21,053	136,845
iGate Corp	10,688	193,880
Imation Corp *	13,637	127,233
Immersion Corp *	13,476	79,643
Infinera Corp *	38,571	450,124
InfoSpace Inc *	16,123	139,625
Insight Enterprises Inc *	20,638	322,778
Integral Systems Inc *	8,313	61,350
Integrated Device Technology Inc *	70,613	413,086
Integrated Silicon Solution Inc *	11,511	99,110
Interactive Intelligence Inc *	5,939	104,526
InterDigital Inc *	18,997	562,501
Intermec Inc *	21,356	261,825
Internap Network Services Corp *	23,847	117,089
Internet Brands Inc ‘A’ *	13,204	175,349
Internet Capital Group Inc *	16,495	181,940
Intevac Inc *	10,010	100,200
IPG Photonics Corp *	11,490	277,369
Isilon Systems Inc *	11,895	265,021
Ixia *	14,678	182,007
IXYS Corp *	10,929	104,372
j2 Global Communications Inc *	19,549	465,071
Jack Henry & Associates Inc	32,384	825,792
JDA Software Group Inc *	18,136	459,929
Kenexa Corp *	10,328	180,947
Keynote Systems Inc	6,460	75,065
KIT Digital Inc *	9,051	108,521
Kopin Corp *	30,150	107,033
Kulicke & Soffa Industries Inc *	30,684	189,934
KVH Industries Inc *	6,738	101,137
L-1 Identity Solutions Inc *	33,814	396,638
Lattice Semiconductor Corp *	51,100	242,725
Lawson Software Inc *	60,334	511,029
Limelight Networks Inc *	18,783	110,444
Lionbridge Technologies Inc *	27,199	116,956
Liquidity Services Inc *	6,696	107,203
Littelfuse Inc *	9,601	419,564
LivePerson Inc *	20,049	168,412
LogMeIn Inc *	6,635	238,727
LoopNet Inc *	8,949	105,956
Loral Space & Communications Inc *	4,902	255,884
LTX-Credence Corp *	64,549	134,907
Magma Design Automation Inc *	23,797	88,049
Manhattan Associates Inc *	9,938	291,680
ManTech International Corp ‘A’ *	9,605	380,358
MAXIMUS Inc	7,613	468,809
Maxwell Technologies Inc *	11,828	172,807
Measurement Specialties Inc *	6,705	123,908
Mentor Graphics Corp *	46,695	493,566
Mercury Computer Systems Inc *	10,719	128,950
Methode Electronics Inc	16,908	153,525
Micrel Inc	22,162	218,517
Microsemi Corp *	35,958	616,680
MicroStrategy Inc ‘A’ *	3,910	338,645
Microtune Inc *	26,684	77,384
Microvision Inc *	39,643	86,818
MIPS Technologies Inc *	20,597	200,409
MKS Instruments Inc *	21,941	394,499
ModusLink Global Solutions Inc *	20,440	129,794
MoneyGram International Inc *	38,946	95,028
Monolithic Power Systems Inc *	14,122	230,612
Monotype Imaging Holdings Inc *	10,347	94,675
MoSys Inc *	13,283	64,821
Move Inc *	69,932	155,948
MTS Systems Corp	7,301	226,331
Multi-Fineline Electronix Inc *	4,627	101,748
Nanometrics Inc *	8,201	123,425
NCI Inc ‘A’ *	3,042	57,555
Netezza Corp *	22,321	601,551
NETGEAR Inc *	15,355	414,739
Netlogic Microsystems Inc *	27,231	751,031
NetScout Systems Inc *	13,487	276,618
NetSuite Inc *	8,078	190,398
Network Equipment Technologies Inc *	14,808	51,088
Newport Corp *	16,363	185,556

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
NIC Inc	24,994	$207,200
Novatel Wireless Inc *	13,931	109,776
NVE Corp *	2,129	91,611
Oclaro Inc *	21,619	346,120
OmniVision Technologies Inc *	22,612	520,980
Online Resources Corp *	12,888	57,223
OpenTable Inc *	6,948	473,020
Openwave Systems Inc *	39,001	66,302
Oplink Communications Inc *	9,484	188,163
Opnet Technologies Inc	6,126	111,187
OSI Systems Inc *	7,116	258,453
Parametric Technology Corp *	45,014	879,574
Park Electrochemical Corp	9,071	238,930
PCTEL Inc *	9,980	61,277
PDF Solutions Inc *	11,228	41,544
Pegasystems Inc	7,069	219,492
Perficient Inc *	10,520	96,153
Pericom Semiconductor Corp *	11,474	99,709
Photronics Inc *	24,125	127,621
Plantronics Inc	20,964	708,164
Plexus Corp *	17,579	515,944
PLX Technology Inc *	17,377	62,905
Power Integrations Inc	10,712	340,534
Power-One Inc *	25,772	234,267
Powerwave Technologies Inc *	60,543	110,188
Presstek Inc *	13,085	28,656
Progress Software Corp *	18,279	605,035
PROS Holdings Inc *	8,845	82,082
QLIK Technologies Inc	5,698	125,641
Quantum Corp *	94,971	201,339
Quest Software Inc *	21,274	523,128
QuinStreet Inc *	4,596	69,078
Rackspace Hosting Inc *	42,031	1,091,965
Radiant Systems Inc *	12,825	219,307
RadiSys Corp *	11,325	106,682
RealD Inc	6,168	114,046
RealNetworks Inc *	38,246	124,682
RealPage Inc	6,028	115,014
Renaissance Learning Inc	5,927	60,396
RF Micro Devices Inc *	117,153	719,319
Richardson Electronics Ltd	6,990	73,395
RightNow Technologies Inc *	9,800	193,060
Rimage Corp *	4,510	74,144
Riverbed Technology Inc *	27,426	1,250,077
Rofin-Sinar Technologies Inc *	13,924	353,391
Rogers Corp *	6,954	218,912
Rosetta Stone Inc *	4,579	97,258
Rubicon Technology Inc *	6,320	143,401
Rudolph Technologies Inc *	14,338	119,149
S1 Corp *	23,167	120,700
Saba Software Inc *	13,645	74,229
Sanmina-SCI Corp *	34,489	416,627
Sapient Corp	44,789	536,124
SAVVIS Inc *	16,652	351,024
ScanSource Inc *	11,755	326,084
SeaChange International Inc *	12,641	93,670
Semtech Corp *	26,818	541,455
ShoreTel Inc *	20,748	102,910
Sigma Designs Inc *	13,690	157,298
Silicon Graphics International Corp *	13,915	107,980
Silicon Image Inc *	34,939	167,008
SMART Modular Technologies Inc * (Cayman)	23,259	140,252
Smith Micro Software Inc *	13,472	133,912
SolarWinds Inc *	15,095	260,540
Sonic Solutions Inc *	11,507	130,950
Sonus Networks Inc *	94,287	332,833
Sourcefire Inc *	12,074	348,214
Spansion Inc ‘A’ *	5,632	84,311
Spectrum Control Inc *	5,938	87,407
SRA International Inc ‘A’ *	18,597	366,733
SRS Labs Inc *	5,866	54,788
SS&C Technologies Holdings Inc *	5,391	85,178
Stamps.com Inc *	5,393	70,109
Standard Microsystems Corp *	9,883	225,431
STEC Inc *	17,586	218,946
Stratasys Inc *	9,075	251,559
SuccessFactors Inc *	27,552	691,831
Super Micro Computer Inc *	10,899	113,241
Supertex Inc *	4,361	96,465
support.com Inc *	22,070	101,081
Sycamore Networks Inc	8,891	288,157
Symmetricom Inc *	20,242	115,784
Synaptics Inc *	14,670	412,814
Synchronoss Technologies Inc *	9,048	161,145
SYNNEX Corp *	9,785	275,350
Syntel Inc	5,746	255,697
Take-Two Interactive Software Inc *	30,738	311,683
Taleo Corp ‘A’ *	17,442	505,644
Technitrol Inc	19,219	84,756
Tekelec *	29,642	384,160
TeleCommunication Systems Inc ‘A’ *	20,075	78,493
TeleTech Holdings Inc *	13,246	196,571
Terremark Worldwide Inc *	25,952	268,344
Tessera Technologies Inc *	21,758	402,523
The Knot Inc *	13,828	126,250
The Ultimate Software Group Inc *	10,946	422,953
THQ Inc *	29,525	118,691
TIBCO Software Inc *	64,587	1,145,773
TiVo Inc *	50,741	459,713
TNS Inc *	11,466	194,349
TriQuint Semiconductor Inc *	67,368	646,733
TTM Technologies Inc *	35,124	343,864
Tyler Technologies Inc *	13,529	272,745
Ultra Clean Holdings Inc *	9,923	85,536
Ultratech Inc *	10,707	183,090
Unica Corp *	7,944	166,665
Unisys Corp *	18,490	515,871
United Online Inc	38,405	219,677
Universal Display Corp *	13,398	314,853
UTStarcom Inc *	53,026	115,066
ValueClick Inc *	35,390	462,901
VASCO Data Security International Inc *	12,256	79,664
Veeco Instruments Inc *	17,651	615,490
VeriFone Systems Inc *	37,204	1,155,928
ViaSat Inc *	14,421	592,847
VirnetX Systems Corp	14,847	217,954
Virtusa Corp *	6,562	63,586
Vocus Inc *	7,568	139,857
Volterra Semiconductor Corp *	10,841	233,298
Wave Systems Corp ‘A’ *	35,851	80,306
Websense Inc *	18,776	333,086
Wright Express Corp *	16,745	597,964
X-Rite Inc *	16,069	60,902
Xyratex Ltd * (Bermuda)	13,222	196,214
Zix Corp *	27,595	78,370
Zoran Corp *	22,613	172,763
Zygo Corp *	8,410	82,418

		82,414,962

Materials - 5.3%

A. Schulman Inc	13,747	277,002
A.M. Castle & Co *	7,584	100,488
Allied Nevada Gold Corp *	32,535	862,177
AMCOL International Corp	10,524	275,624
American Vanguard Corp	9,307	57,517
Arch Chemicals Inc	9,812	344,303
Balchem Corp	12,408	382,911
Boise Inc *	30,448	197,608
Brush Engineered Materials Inc *	8,919	253,656
Buckeye Technologies Inc *	17,175	252,644

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Calgon Carbon Corp *	24,319	$352,625
Capital Gold Corp *	22,301	107,714
Century Aluminum Co *	27,857	366,877
Clearwater Paper Corp *	4,988	379,487
Coeur d’Alene Mines Corp *	37,987	756,701
Deltic Timber Corp	4,686	209,933
Ferro Corp *	37,673	485,605
General Moly Inc *	29,008	106,169
Georgia Gulf Corp *	14,431	235,803
Glatfelter	19,846	241,327
Globe Specialty Metals Inc *	26,673	374,489
Golden Star Resources Ltd (XASE) * (Canada)	110,994	548,310
Graham Packaging Co Inc *	7,400	87,468
Graphic Packaging Holding Co *	49,264	164,542
H.B. Fuller Co	21,080	418,860
Hawkins Inc	3,995	141,503
Haynes International Inc	5,471	191,047
Headwaters Inc *	27,553	99,191
Hecla Mining Co *	104,399	659,802
Horsehead Holding Corp *	19,321	190,698
Innophos Holdings Inc	9,408	311,405
Jaguar Mining Inc * (Canada)	36,318	236,067
Kaiser Aluminum Corp	6,697	286,565
KapStone Paper & Packaging Corp *	16,688	202,592
Koppers Holdings Inc	8,996	241,723
Kraton Performance Polymers Inc *	4,990	135,478
Landec Corp *	12,408	77,054
Louisiana-Pacific Corp *	54,983	416,221
LSB Industries Inc *	7,547	140,148
Metals USA Holdings Corp *	5,113	66,367
Minerals Technologies Inc	8,110	477,841
Molycorp Inc	10,915	308,785
Myers Industries Inc	15,750	135,292
Neenah Paper Inc	6,552	99,590
NewMarket Corp	4,440	504,739
Olin Corp	33,910	683,626
Olympic Steel Inc	4,177	96,029
OM Group Inc *	13,375	402,855
OMNOVA Solutions Inc *	19,905	143,117
PolyOne Corp *	40,519	489,875
Quaker Chemical Corp	4,949	161,139
Rock-Tenn Co ‘A’	16,738	833,720
Rockwood Holdings Inc *	22,648	712,733
RTI International Metals Inc *	13,075	400,356
Schweitzer-Mauduit International Inc	7,909	461,174
Senomyx Inc *	18,028	71,751
Sensient Technologies Corp	21,423	653,187
Silgan Holdings Inc	19,529	619,069
Solutia Inc *	52,742	844,927
Spartech Corp *	13,879	113,947
Stepan Co	3,406	201,329
Stillwater Mining Co *	19,314	325,248
STR Holdings Inc *	12,310	265,157
Texas Industries Inc	9,026	284,499
Thompson Creek Metals Co Inc * (Canada)	60,155	648,471
TPC Group Inc *	3,736	88,992
United States Lime & Minerals Inc *	1,256	48,557
Universal Stainless & Alloy *	3,337	81,957
US Energy Corp *	12,790	58,067
US Gold Corp *	41,127	204,401
W.R. Grace & Co *	31,544	881,339
Wausau Paper Corp *	21,377	177,215
Westlake Chemical Corp	8,447	252,819
Worthington Industries Inc	26,288	395,109
Zep Inc	9,644	168,191
Zoltek Cos Inc *	12,516	121,656

		23,652,460

Telecommunication Services - 1.0%

AboveNet Inc *	9,707	505,638
Alaska Communications Systems Group Inc	20,172	204,746
Atlantic Tele-Network Inc	4,127	203,213
Cbeyond Inc *	11,791	151,279
Cincinnati Bell Inc *	86,716	231,532
Cogent Communications Group Inc *	20,154	190,858
Consolidated Communications Holdings Inc	11,417	213,155
FiberTower Corp *	21,430	90,863
General Communication Inc ‘A’ *	21,541	214,764
Global Crossing Ltd * (Bermuda)	13,780	177,211
Globalstar Inc *	34,389	59,837
ICO Global Communications Holdings Ltd *	41,765	68,495
IDT Corp ‘B’ *	6,928	123,249
Iridium Communications Inc *	15,078	128,766
Neutral Tandem Inc *	14,279	170,634
NTELOS Holdings Corp	13,022	220,332
PAETEC Holding Corp *	56,112	230,620
Premiere Global Services Inc *	26,252	185,864
Shenandoah Telecommunications Co	10,628	193,111
Syniverse Holdings Inc *	29,909	678,037
USA Mobility Inc	9,874	158,280
Vonage Holdings Corp *	46,428	118,391

		4,518,875

Utilities - 3.2%

ALLETE Inc	10,949	398,872
American States Water Co	8,077	288,995
Artesian Resources Corp ‘A’	4,007	76,414
Avista Corp	24,053	502,227
Black Hills Corp	17,096	533,395
Cadiz Inc *	6,447	66,146
California Water Service Group	8,454	312,375
Central Vermont Public Service Corp	6,164	124,328
CH Energy Group Inc	7,131	314,905
Chesapeake Utilities Corp	4,541	164,475
Cleco Corp	22,291	660,259
Connecticut Water Service Inc	4,486	107,440
Consolidated Water Co Ltd (Cayman)	6,858	65,014
Dynegy Inc *	44,214	215,322
El Paso Electric Co *	19,032	452,581
IDACORP Inc	17,496	628,456
MGE Energy Inc	10,173	402,749
Middlesex Water Co	6,900	116,196
New Jersey Resources Corp	15,792	619,362
Nicor Inc	16,885	773,671
Northwest Natural Gas Co	11,287	535,568
NorthWestern Corp	15,636	445,626
Otter Tail Corp	15,883	323,854
Piedmont Natural Gas Co Inc	27,343	792,947
PNM Resources Inc	38,225	435,383
Portland General Electric Co	32,552	660,155
SJW Corp	5,897	145,243
South Jersey Industries Inc	12,035	595,372
Southwest Gas Corp	19,496	654,871
The Empire District Electric Co	17,767	358,005
The Laclede Group Inc	9,941	342,169
UIL Holdings Corp	21,482	604,933
UniSource Energy Corp	15,562	520,238
Unitil Corp	5,979	131,239
WGL Holdings Inc	20,360	769,201
York Water Co	6,680	107,080

		14,245,066

Total Common Stocks
(Cost $487,505,122)		436,819,561

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	4,752	$76,270

Total Closed-End Mutual Fund
(Cost $103,099)		76,270

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $4,691,505; collateralized by Freddie Mac: 0.000% due 01/25/11 and value $4,789,006)	$4,691,504	4,691,504

Total Short-Term Investment
(Cost $4,691,504)		4,691,504

TOTAL INVESTMENTS - 99.8%
(Cost $492,299,725)		441,587,335

OTHER ASSETS & LIABILITIES, NET - 0.2%		671,831

NET ASSETS - 100.0%		$442,259,166

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	As of September 30, 2010, $393,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (12/10)	83	$5,357,202	$241,148

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$-	$-	$-	$-
	Common Stocks (1)	436,819,561	436,819,561	-	-
	Closed-End Mutual Fund	76,270	76,270	-	-
	Short-Term Investment	4,691,504	-	4,691,504	-
	Derivatives (2)
	Equity Contracts	241,148	241,148	-	-

	Total	$441,828,483	$437,136,979	$4,691,504	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives include open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%

Consumer Discretionary - 9.1%

Aaron’s Inc	297,000	$5,479,650
Bob Evans Farms Inc	52,500	1,473,675
Brown Shoe Co Inc	40,682	466,623
Dover Downs Gaming & Entertainment Inc	60,400	205,360
Hillenbrand Inc	106,500	2,290,815
International Speedway Corp ‘A’	133,600	3,259,840
Jones Apparel Group Inc	218,600	4,293,304
PetMed Express Inc	101,900	1,783,250
Phillips-Van Heusen Corp	105,400	6,340,864
RadioShack Corp	262,100	5,590,593
Sturm Ruger & Co Inc	105,200	1,434,928
The Buckle Inc	207,700	5,512,358
The Pep Boys-Manny, Moe & Jack	60,000	634,800
Weight Watchers International Inc	174,200	5,433,298
Wolverine World Wide Inc	200,100	5,804,901

		50,004,259

Consumer Staples - 8.8%

Cal-Maine Foods Inc	97,500	2,825,550
Casey’s General Stores Inc	142,000	5,928,500
Cia Cervecerias Unidas SA ADR (Chile)	43,400	2,415,210
Corn Products International Inc	183,200	6,870,000
Del Monte Foods Co	490,200	6,426,522
Embotelladora Andina SA ‘B’ ADR (Chile)	75,000	2,148,750
Ruddick Corp	146,900	5,094,492
Sanderson Farms Inc	116,600	5,047,614
The Andersons Inc	57,180	2,167,122
Universal Corp	122,500	4,911,025
Vector Group Ltd	62,075	1,160,802
WD-40 Co	55,100	2,094,902
Weis Markets Inc	35,500	1,389,115

		48,479,604

Energy - 15.8%

Alliance Resource Partners LP	36,900	2,152,746
Berry Petroleum Co ‘A’	188,700	5,987,451
Buckeye Partners LP	84,700	5,378,450
Cimarex Energy Co	100,300	6,637,854
El Paso Pipeline Partners LP	99,100	3,178,137
EXCO Resources Inc	371,900	5,530,153
Frontline Ltd (Bermuda)	193,200	5,492,676
Holly Corp	233,500	6,713,125
Linn Energy LLC	235,300	7,520,188
Magellan Midstream Partners LP	123,000	6,328,350
NuStar Energy LP	83,000	5,123,590
Ship Finance International Ltd (Bermuda)	146,000	2,836,780
Southern Union Co	246,900	5,940,414
Sunoco Logistics Partners LP	36,200	2,847,130
TC Pipelines LP	31,700	1,475,635
Tidewater Inc	128,100	5,740,161
TransMontaigne Partners LP	36,100	1,239,674
Tsakos Energy Navigation Ltd (Bermuda)	98,400	1,310,688
World Fuel Services Corp	218,100	5,672,781

		87,105,983

Financials - 13.8%

Advance America Cash Advance Centers Inc	332,300	1,339,169
American Equity Investment Life Holding Co	140,100	1,434,624
American Financial Group Inc	207,200	6,336,176
American Physicians Capital Inc	43,200	1,791,072
Bank of Hawaii Corp	127,200	5,713,824
Cash America International Inc	143,600	5,026,000
Chimera Investment Corp REIT	1,303,700	5,149,615
CommonWealth REIT	102,400	2,621,440
CreXus Investment Corp REIT	72,400	870,972
Cullen/Frost Bankers Inc	101,700	5,478,579
Delphi Financial Group Inc ‘A’	200,800	5,017,992
Equity One Inc REIT	174,600	2,947,248
Federated Investors Inc ‘B’	223,800	5,093,688
Franklin Street Properties Corp REIT	267,700	3,324,834
Healthcare Realty Trust Inc REIT	209,600	4,902,544
Infinity Property & Casualty Corp	38,600	1,882,522
Montpelier Re Holdings Ltd (Bermuda)	37,500	649,500
Prosperity Bancshares Inc	57,500	1,867,025
PS Business Parks Inc REIT	63,700	3,603,509
Raymond James Financial Inc	182,400	4,620,192
RLI Corp	62,700	3,550,074
Sovran Self Storage Inc REIT	76,500	2,899,350

		76,119,949

Health Care - 7.0%

Invacare Corp	120,100	3,183,851
Owens & Minor Inc	201,700	5,740,382
PerkinElmer Inc	263,300	6,092,762
STERIS Corp	187,700	6,235,394
Teleflex Inc	103,700	5,888,086
The Cooper Cos Inc	150,800	6,969,976
West Pharmaceutical Services Inc	120,000	4,117,200

		38,227,651

Industrials - 11.3%

Baltic Trading Ltd	74,300	818,043
Barnes Group Inc	193,800	3,408,942
Belden Inc	163,400	4,310,492
Bucyrus International Inc	100,900	6,997,415
Crane Co	168,300	6,385,302
Cubic Corp	47,700	1,946,160
Curtiss-Wright Corp	150,300	4,554,090
Elbit Systems Ltd (Israel)	14,900	790,147
Ennis Inc	127,400	2,279,186
Great Lakes Dredge & Dock Corp	44,400	257,964
Harsco Corp	179,600	4,414,568
KBR Inc	247,100	6,088,544
SkyWest Inc	187,500	2,617,500
The Brink’s Co	193,800	4,457,400
Triumph Group Inc	76,400	5,698,676
UniFirst Corp	34,800	1,536,420
Valmont Industries Inc	77,300	5,596,520

		62,157,369

Information Technology - 2.3%

AVX Corp	25,000	345,500
Diebold Inc	188,400	5,857,356
Himax Technologies Inc ADR (Cayman)	189,600	470,208
Jabil Circuit Inc	408,100	5,880,721
Micrel Inc	14,100	139,026

		12,692,811

Materials - 13.9%

AMCOL International Corp	72,200	1,890,918
Bemis Co Inc	198,300	6,296,025
CF Industries Holdings Inc	14,970	1,429,635
Compass Minerals International Inc	85,900	6,581,658
HudBay Minerals Inc (Canada)	416,100	5,924,643
IAMGOLD Corp (NYSE) (Canada)	387,500	6,862,625
Innophos Holdings Inc	83,000	2,747,300
International Flavors & Fragrances Inc	143,100	6,943,212
Methanex Corp (NASDAQ) (Canada)	164,000	4,016,360
Royal Gold Inc	151,500	7,550,760
RPM International Inc	312,300	6,221,016
Sensient Technologies Corp	183,900	5,607,111
Sonoco Products Co	196,400	6,567,616
The Lubrizol Corp	75,300	7,979,541

		76,618,420

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Telecommunication Services - 0.2%

Partner Communications Co Ltd ADR (Israel)	55,300	$1,009,778

Utilities - 13.0%

AGL Resources Inc	138,500	5,312,860
American Water Works Co Inc	225,200	5,240,404
AmeriGas Partners LP	30,000	1,344,300
Atmos Energy Corp	185,300	5,420,025
Avista Corp	142,700	2,979,576
Cleco Corp	185,000	5,479,700
Energen Corp	120,100	5,490,972
National Fuel Gas Co	131,600	6,818,196
OGE Energy Corp	140,700	5,609,709
Southwest Gas Corp	113,300	3,805,747
Suburban Propane Partners LP	62,400	3,396,432
UGI Corp	184,400	5,275,684
Vectren Corp	186,700	4,829,929
Westar Energy Inc	212,400	5,146,452
WGL Holdings Inc	142,900	5,398,762

		71,548,748

Total Common Stocks
(Cost $429,498,890)		523,964,572

CLOSED-END MUTUAL FUND - 1.3%

Central Fund of Canada Ltd ‘A’ (Canada)	411,700	6,838,337

Total Closed-End Mutual Fund
(Cost $4,975,984)		6,838,337

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $19,709,658; collateralized by Fannie Mae: 4.570% due 12/15/10 and value $20,105,375)	$19,709,653	19,709,653

Total Short-Term Investment
(Cost $19,709,653)		19,709,653

TOTAL INVESTMENTS - 100.1%
(Cost $454,184,527)		550,512,562

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(354,516)

NET ASSETS - 100.0%		$550,158,046

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$523,964,572	$523,964,572	$-	$-
	Closed-End Mutual Fund	6,838,337	6,838,337	-	-
	Short-Term Investment	19,709,653	-	19,709,653	-

	Total	$550,512,562	$530,802,909	$19,709,653	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
WARRANTS - 0.2%

Health Care - 0.2%

Akorn Inc Strike @ $5.40 Exp 03/08/11 * ◊ Δ +	50,750	$1,794
Anadys Pharmaceuticals Inc Strike @ $2.75 Exp 06/09/14 * ◊ Δ +	115,150	42,922
Ardea Biosciences Inc Strike @ $11.14 Exp 12/19/13 * ◊ Δ +	12,024	148,413
ARYx Therapeutics Inc Strike @ $2.64 Exp 11/13/13 * ◊ Δ +	44,635	334
Cytori Therapeutics Inc Strike @ $6.25 Exp 02/28/12 * ◊ Δ +	33,925	14,177
Cytori Therapeutics Inc Strike @ $8.50 Exp 08/11/13 * ◊ Δ +	27,500	10,948

		218,588

Total Warrants
(Cost $11,832)		218,588

CONVERTIBLE PREFERRED STOCKS - 5.3%

Health Care - 5.3%

Mylan Inc 6.500%	4,450	4,986,225

Total Convertible Preferred Stocks
(Cost $4,494,075)		4,986,225

COMMON STOCKS - 90.3%

Consumer Staples - 1.2%

CVS Caremark Corp	35,072	1,103,716

Health Care - 89.1%

Achillion Pharmaceuticals Inc *	123,400	372,668
Alcon Inc (Switzerland)	10,700	1,784,653
Alexion Pharmaceuticals Inc *	82,592	5,315,621
Allergan Inc	10,400	691,912
Allos Therapeutics Inc *	442,600	2,089,072
Allscripts Healthcare Solutions Inc *	30,389	561,285
AMERIGROUP Corp *	72,280	3,069,732
Anadys Pharmaceuticals Inc *	65,095	151,020
Antares Pharma Inc *	16,125	23,381
Ardea Biosciences Inc *	151,771	3,490,733
Arena Pharmaceuticals Inc *	88,206	138,483
ARIAD Pharmaceuticals Inc *	661,800	2,528,076
ARYx Therapeutics Inc *	231,282	92,490
AVEO Pharmaceuticals Inc *	36,900	411,066
Baxter International Inc	33,152	1,581,682
BioMarin Pharmaceutical Inc *	217,559	4,862,444
Celgene Corp *	66,300	3,819,543
Centene Corp *	68,000	1,604,120
Corcept Therapeutics Inc *	211,650	823,318
Cytori Therapeutics Inc *	68,200	333,498
DaVita Inc *	14,729	1,016,743
Dendreon Corp *	59,688	2,457,952
Elan Corp PLC ADR * (Ireland)	269,066	1,547,129
Express Scripts Inc *	32,844	1,599,503
Gilead Sciences Inc *	29,500	1,050,495
HeartWare International Inc *	5,900	405,684
Human Genome Sciences Inc *	97,087	2,892,222
Illumina Inc *	24,000	1,180,800
Impax Laboratories Inc *	176,356	3,491,849
Incyte Corp Ltd *	383,800	6,136,962
Intercell AG * (Austria)	77,374	1,755,050
Ironwood Pharmaceuticals Inc ‘A’ *	147,421	1,500,746
Life Technologies Corp *	9,700	452,893
MAP Pharmaceuticals Inc *	144,291	2,207,652
Novartis AG ADR (Switzerland)	18,800	1,084,196
NPS Pharmaceuticals Inc *	193,300	1,322,172
Pharmasset Inc *	12,864	379,488
Salix Pharmaceuticals Ltd *	89,996	3,574,641
Shire PLC ADR (United Kingdom)	46,108	3,102,146
Sinopharm Group Co Ltd ‘H’ (China)	7,300	30,053
Targacept Inc *	42,400	947,216
Tengion Inc *	69,100	218,356
Teva Pharmaceutical Industries Ltd ADR (Israel)	19,800	1,044,450
The Medicines Co *	36,800	522,560
Thoratec Corp *	23,968	886,337
United Therapeutics Corp *	61,570	3,448,536
UnitedHealth Group Inc	67,400	2,366,414
Universal Health Services Inc ‘B’	20,448	794,609
Uroplasty Inc *	30,536	145,046
Vertex Pharmaceuticals Inc *	83,400	2,883,138

		84,189,835

Total Common Stocks
(Cost $64,383,306)		85,293,551

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $3,711,549; collateralized by Freddie Mac: 4.750% due 01/18/11 and value $3,788,363)	$3,711,548	3,711,548

Total Short-Term Investment
(Cost $3,711,548)		3,711,548

TOTAL INVESTMENTS - 99.7%
(Cost $72,600,761)		94,209,912

OTHER ASSETS & LIABILITIES, NET - 0.3%		312,088

NET ASSETS - 100.0%		$94,522,000

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $218,588 or 0.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees.

(c)	As of September 30, 2010, 0.2% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(d)	Restricted securities as of September 30, 2010 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Akorn Inc Warrants (Exp 03/08/11) Acq 03/08/06	$-	$1,794	0.0%
Anadys Pharmaceuticals Inc Warrants (Exp 06/09/14) Acq 06/04/09	-	42,922	0.0%
Ardea Biosciences Inc Warrants (Exp 12/19/13) Acq 12/19/08	1,503	148,413	0.2%
ARYx Therapeutics Inc Warrants (Exp 11/13/13) Acq 11/13/08	5,579	334	0.0%
Cytori Therapeutics Inc Warrants (Exp 02/28/12) Acq 02/23/07	4,750	14,177	0.0%
Cytori Therapeutics Inc Warrants (Exp 08/11/13) Acq 08/11/08	-	10,948	0.0%

	$11,832	$218,588	0.2%

(e)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Warrants (1)	$218,588	$-	$218,588	$-
	Convertible Preferred Stocks (1)	4,986,225	4,986,225	-	-
	Common Stocks
	Consumer Staples	1,103,716	1,103,716	-	-
	Health Care	84,189,835	82,404,732	1,785,103	-

		85,293,551	83,508,448	1,785,103	-
	Short-Term Investment	3,711,548	-	3,711,548	-

	Total	$94,209,912	$88,494,673	$5,715,239	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Consumer Discretionary - 3.9%

Morgans Hotel Group Co *	57,193	$418,653
Starwood Hotels & Resorts Worldwide Inc	433,872	22,799,973

		23,218,626

Financials - 91.6%

Acadia Realty Trust REIT	317,063	6,024,197
AMB Property Corp REIT	439,725	11,639,521
American Campus Communities Inc REIT	37,540	1,142,718
Apartment Investment & Management Co ‘A’ REIT	153,440	3,280,547
AvalonBay Communities Inc REIT	221,550	23,025,691
BioMed Realty Trust Inc REIT	73,010	1,308,339
Boston Properties Inc REIT	370,315	30,780,583
BRE Properties Inc REIT	2,980	123,670
Brookfield Properties Corp (NYSE) (Canada)	1,069,585	16,599,959
Camden Property Trust REIT	300,236	14,402,321
Colony Financial Inc REIT	92,570	1,710,694
CommonWealth REIT	33,558	859,085
Coresite Realty Corp REIT *	67,980	1,114,192
Cousins Properties Inc REIT	606,558	4,330,824
CreXus Investment Corp REIT	123,550	1,486,307
DCT Industrial Trust Inc REIT	888,210	4,254,526
Digital Realty Trust Inc REIT	47,410	2,925,197
Douglas Emmett Inc REIT	75,460	1,321,305
Duke Realty Corp REIT	228,580	2,649,242
Equity Lifestyle Properties Inc REIT	210,707	11,479,317
Equity One Inc REIT	2,200	37,136
Equity Residential REIT	1,070,682	50,932,343
Federal Realty Investment Trust REIT	112,346	9,174,174
Forest City Enterprises Inc ‘A’ *	832,443	10,680,244
HCP Inc REIT	534,108	19,217,206
Healthcare Realty Trust Inc REIT	467,420	10,932,954
Host Hotels & Resorts Inc REIT	2,473,581	35,817,453
Hudson Pacific Properties Inc REIT	163,240	2,672,239
Kilroy Realty Corp REIT	84,429	2,797,977
Kite Realty Group Trust REIT	136,810	607,436
Liberty Property Trust REIT	128,108	4,086,645
LTC Properties Inc REIT	53,220	1,358,174
Mack-Cali Realty Corp REIT	323,074	10,567,751
Nationwide Health Properties Inc REIT	112,740	4,359,656
Parkway Properties Inc REIT	2,430	35,964
Plum Creek Timber Co Inc REIT	490,763	17,323,934
Post Properties Inc REIT	173,851	4,853,920
PS Business Parks Inc REIT	74,857	4,234,660
Public Storage REIT	305,287	29,625,050
Rayonier Inc REIT	67,500	3,383,100
Regency Centers Corp REIT	687,929	27,152,558
Retail Opportunity Investments Corp	470,051	4,498,388
Senior Housing Properties Trust REIT	569,067	13,373,074
Simon Property Group Inc REIT	737,867	68,429,786
Sovran Self Storage Inc REIT	121,487	4,604,357
Starwood Property Trust Inc REIT	237,190	4,712,965
Taubman Centers Inc REIT	62,160	2,772,958
The Macerich Co REIT	91,755	3,940,877
Ventas Inc REIT	114,030	5,880,527
Vornado Realty Trust REIT	442,354	37,834,538
Winthrop Realty Trust REIT	146,500	1,810,740

		538,167,019

Health Care - 1.4%

Assisted Living Concepts Inc ‘A’ *	222,069	6,759,781
Capital Senior Living Corp *	224,040	1,194,133

		7,953,914

Total Common Stocks
(Cost $453,178,268)		569,339,559

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $16,784,328; collateralized by Fannie Mae: 4.750% due 12/15/10 and value $17,122,625)	$16,784,323	16,784,323

Total Short-Term Investment
(Cost $16,784,323)		16,784,323

TOTAL INVESTMENTS - 99.8%
(Cost $469,962,591)		586,123,882

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,217,784

NET ASSETS - 100.0%		$587,341,666

Notes to Schedule of Investments

(a)	As of September 30, 2010, the portfolio was diversified by property sector as a percentage of net assets as follows:

Specialized	24.8%
Retail	20.1%
Residential	18.6%
Diversified	9.9%
Office	9.1%
Real Estate Operating Companies	5.1%
Hotels, Resorts & Cruise Lines	4.0%
Industrial	2.7%
Health Care Facilities	1.3%
Mortgage	1.3%

96.9%
Short-Term Investment	2.9%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$569,339,559	$569,339,559	$-	$-
	Short-Term Investment	16,784,323	-	16,784,323	-

	Total	$586,123,882	$569,339,559	$16,784,323	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 0.5%

Virgin Media Inc	17,400	$400,548

Health Care - 3.2%

Boston Scientific Corp *	39,302	240,921
Gilead Sciences Inc *	15,200	541,272
Life Technologies Corp *	4,400	205,436
St. Jude Medical Inc *	33,200	1,306,088
Thermo Fisher Scientific Inc *	4,000	191,520

		2,485,237

Industrials - 2.6%

Elster Group SE ADR (Germany)	12,768	176,199
General Dynamics Corp	23,400	1,469,754
Sensata Technologies Holding * (Netherlands)	18,900	373,464

		2,019,417

Information Technology - 88.8%

Adobe Systems Inc *	48,100	1,257,815
Agilent Technologies Inc *	12,600	420,462
Amdocs Ltd * (United Kingdom)	127,900	3,665,614
Amkor Technology Inc *	160,700	1,055,799
Analog Devices Inc	57,900	1,816,902
Apple Inc *	15,800	4,483,250
ASML Holding NV ‘NY’ (Netherlands)	14,200	422,166
Aspen Technology Inc *	68,896	714,451
Avnet Inc *	30,800	831,908
BMC Software Inc *	102,400	4,145,152
BroadSoft Inc *	6,500	56,290
Check Point Software Technologies Ltd * (Israel)	101,300	3,741,009
ChinaCache International Holdings Ltd ADR (Cayman)	800	11,120
Cisco Systems Inc *	138,900	3,041,910
Fidelity National Information Services Inc	13,400	363,542
Google Inc ‘A’ *	5,400	2,839,266
Hewlett-Packard Co	80,800	3,399,256
IntraLinks Holdings Inc *	9,774	165,278
Jabil Circuit Inc	27,400	394,834
JDA Software Group Inc *	43,700	1,108,232
KLA-Tencor Corp	60,000	2,113,800
Lender Processing Services Inc	15,300	508,419
Marvell Technology Group Ltd * (Bermuda)	42,800	749,428
Mentor Graphics Corp *	49,200	520,044
Micro Focus International PLC (United Kingdom)	43,500	260,717
Microsoft Corp	133,800	3,276,762
National Semiconductor Corp	70,400	899,008
Novellus Systems Inc *	83,300	2,214,114
Nuance Communications Inc *	162,600	2,543,064
ON Semiconductor Corp *	26,400	190,344
Open Text Corp * (Canada)	24,600	1,157,184
Oracle Corp	94,500	2,537,325
Parametric Technology Corp *	146,400	2,860,656
QUALCOMM Inc	67,500	3,045,600
SciQuest Inc *	6,919	83,582
Symantec Corp *	255,900	3,882,003
Synopsys Inc *	231,100	5,724,347
Texas Instruments Inc	14,500	393,530
VeriSign Inc *	22,200	704,628
Xerox Corp	149,100	1,543,185

		69,141,996

Telecommunication Services - 0.4%

China Mobile Ltd (Hong Kong)	34,000	348,036

Total Common Stocks
(Cost $67,871,817)		74,395,234

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.3%

Repurchase Agreement - 4.3%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $3,350,002; collateralized by Freddie Mac: 0.000% due 01/25/11 and value $3,420,719)	$3,350,001	3,350,001

Total Short-Term Investment
(Cost $3,350,001)		3,350,001

TOTAL INVESTMENTS - 99.8%
(Cost $71,221,818)		77,745,235

OTHER ASSETS & LIABILITIES, NET - 0.2%		144,451

NET ASSETS - 100.0%		$77,889,686

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$400,548	$400,548	$-	$-
	Health Care	2,485,237	2,485,237	-	-
	Industrials	2,019,417	2,019,417	-	-
	Information Technology	69,141,996	68,881,279	260,717	-
	Telecommunication Services	348,036	-	348,036	-

		74,395,234	73,786,481	608,753	-
	Short-Term Investment	3,350,001	-	3,350,001	-

	Total	$77,745,235	$73,786,481	$3,958,754	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.7%

Brazil - 7.7%

Anhanguera Educacional Participacoes SA	391,800	$6,949,124
Cia de Bebidas das Americas ADR	122,830	15,203,897
Lojas Americanas SA	2,607,628	23,857,022
Petroleo Brasileiro SA ADR	1,618,000	53,102,760
Vale SA ADR	1,108,180	30,751,995

		129,864,798

Total Preferred Stocks
(Cost $102,641,233)		129,864,798

COMMON STOCKS - 90.5%

Bermuda - 0.9%

Credicorp Ltd	80,043	9,116,898
Dairy Farm International Holdings Ltd	840,000	6,384,000

		15,500,898

Brazil - 7.1%

B2W Cia Global do Varejo	699,600	12,941,773
BM&F BOVESPA SA	1,903,443	15,918,273
Cyrela Brazil Realty SA Empreendimentos e Paricipacoes	783,200	11,086,076
Diagnosticos da America SA	970,840	11,705,163
Embraer-Empresa Brasileira de Aeronautica SA ADR	601,613	17,079,793
Estacio Participacoes SA	218,400	2,505,404
Fleury SA	83,000	1,030,142
MRV Engenharia e Participacoes SA	983,100	9,331,316
Multiplan Empreendimentos Imobiliarios SA	347,000	7,362,470
Natura Cosmeticos SA	1,177,350	31,660,417

		120,620,827

Canada - 1.0%

Niko Resources Ltd	80,359	7,908,594
Pacific Rubiales Energy Corp *	331,787	9,328,990

		17,237,584

Cayman - 2.1%

Ambow Education Holding Ltd ADR *	239,750	2,387,910
Baidu Inc ADR *	82,170	8,432,285
Ctrip.com International Ltd ADR *	190,000	9,072,500
Mindray Medical International Ltd ADR	54,490	1,611,269
Tencent Holdings Ltd	498,200	10,844,768
Tingyi Holding Corp	1,476,000	4,065,201

		36,413,933

Chile - 1.0%

Banco Santander Chile SA	63,579,210	5,915,568
Cencosud SA	1,748,859	11,842,269

		17,757,837

China - 1.6%

China Shenhua Energy Co Ltd ‘H’	2,127,500	8,761,454
PetroChina Co Ltd ‘H’	13,366,000	15,540,506
Shanghai Zhenhua Heavy Industry Co Ltd ‘B’ *	5,269,959	2,889,550

		27,191,510

Colombia - 1.0%

Almacenes Exito SA GDR ~	454,273	5,648,612
BanColombia SA ADR	177,750	11,665,733

		17,314,345

Denmark - 1.0%

Carlsberg AS ‘B’	165,171	17,185,564

Egypt - 1.8%

Commercial International Bank SAE	2,306,215	17,192,485
Eastern Co SAE	138,798	3,087,690
Egyptian Financial Group-Hermes Holding	2,074,079	10,565,930

		30,846,105

France - 0.7%

CFAO SA	285,626	11,406,977

Hong Kong - 9.0%

China Mobile Ltd	2,344,000	23,994,036
China Resources Enterprise Ltd	4,750,000	21,524,281
CNOOC Ltd	19,879,000	38,635,562
Hang Lung Group Ltd	1,166,000	7,602,928
Hang Lung Properties Ltd	5,161,000	25,033,803
Hong Kong Exchanges & Clearing Ltd	1,869,000	36,744,105

		153,534,715

India - 12.9%

Asian Paints Ltd	42,265	2,513,339
Colgate-Palmolive India Ltd	234,400	4,545,558
Divi’s Laboratories Ltd	510,842	7,827,077
HDFC Bank Ltd ADR	133,922	24,691,199
Hindustan Unilever Ltd	3,521,353	24,101,114
Housing Development Finance Corp	1,836,712	29,770,599
ICICI Bank Ltd ADR	354,600	17,676,810
Infosys Technologies Ltd	984,616	66,520,115
Sun Pharmaceutical Industries Ltd	153,100	6,887,956
Tata Consultancy Services Ltd	924,473	18,890,446
Zee Entertainment Enterprises Ltd	2,308,112	15,508,151

		218,932,364

Indonesia - 2.9%

P.T. Astra International Tbk	2,334,270	14,813,212
P.T. Bank Central Asia Tbk	11,048,400	8,287,916
P.T. Telekomunikasi Indonesia Tbk	17,826,353	18,387,771
P.T. Unilever Indonesia Tbk	4,631,500	8,742,272

		50,231,171

Kenya - 0.1%

East African Breweries Ltd	608,663	1,424,611

Luxembourg - 1.2%

Tenaris SA ADR	513,190	19,716,760

Mexico - 9.4%

America Movil SAB de CV ‘L’ ADR	1,170,970	62,447,830
Corporacion GEO SAB de CV ‘B’ *	1,319,160	3,776,910
Fomento Economico Mexicano SAB de CV	3,721,400	18,926,452
Fomento Economico Mexicano SAB de CV ADR	402,170	20,402,084
Grupo Financiero Inbursa SAB de CV ‘O’	974,230	3,842,293
Grupo Modelo SAB de CV ‘C’	3,056,800	16,907,227
Grupo Televisa SA ADR	532,330	10,071,683
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	3,041,600	3,692,888
SARE Holding SAB de CV ‘B’ *	5,566,339	1,223,551
Wal-Mart de Mexico SAB de CV ‘V’	7,437,018	18,708,143

		159,999,061

Nigeria - 0.3%

Nigerian Breweries PLC	10,247,631	4,945,440

Norway - 0.4%

DNO International ASA *	4,096,720	6,321,001

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

Philippines - 3.4%

Jollibee Foods Corp	3,834,388	$8,032,635
Philippine Long Distance Telephone Co	135,430	8,066,950
SM Investments Corp	784,660	10,173,787
SM Prime Holdings Inc	109,325,520	31,367,129

		57,640,501

Russia - 4.8%

Magnit OJSC	449,176	52,444,735
NovaTek OAO GDR (LI)	173,200	14,916,042
NovaTek OAO GDR (OTC) ~ Δ	162,866	14,026,085

		81,386,862

South Africa - 5.7%

Anglo Platinum Ltd *	202,781	19,183,261
Impala Platinum Holdings Ltd	1,153,925	29,723,165
JSE Ltd	89,698	946,492
MTN Group Ltd	1,274,600	23,019,756
Standard Bank Group Ltd	1,468,118	23,303,723

		96,176,397

South Korea - 4.4%

MegaStudy Co Ltd	57,531	8,523,706
NHN Corp *	258,639	44,454,807
Shinsegae Co Ltd	41,722	22,023,291

		75,001,804

Taiwan - 6.5%

Epistar Corp	6,998,500	22,116,232
HTC Corp	1,079,437	24,517,777
MediaTek Inc	1,729,409	24,267,398
Synnex Technology International Corp	2,739,838	6,357,873
Taiwan Semiconductor Manufacturing Co Ltd	16,695,376	33,040,132

		110,299,412

Thailand - 0.2%

Siam Commercial Bank PCL	1,230,800	4,193,198

Turkey - 3.0%

Anadolu Efes Biracilik Ve Malt Sanayii AS	394,388	6,159,018
BIM Birlesik Magazalar AS	370,914	10,705,032
Enka Insaat ve Sanayi AS	4,160,748	18,118,147
Haci Omer Sabanci Holding AS	3,082,331	15,931,461
Turkiye Garanti Bankasi AS	32,051	185,711

		51,099,369

United Arab Emirates - 0.8%

DP World Ltd	25,381,700	13,205,413

United Kingdom - 6.5%

Anglo American PLC	870,838	34,567,295
Antofagasta PLC	167,840	3,262,729
Cairn Energy PLC *	2,060,160	14,702,128
SABMiller PLC	1,232,310	39,450,733
Tullow Oil PLC	928,610	18,588,971

		110,571,856

United States - 0.8%

Sohu.com Inc *	232,200	13,379,364

Total Common Stocks
(Cost $1,012,608,157)		1,539,534,879

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

UBS AG (for Vietnam Dairy Products) Exp 02/10/12 * Δ	448,370	2,035,916

Total Equity-Linked Structured Securities
(Cost $2,090,909)		2,035,916

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $29,603,855; collateralized by Federal Home Loan Bank: 1.000% due 12/28/11 and value $4,055,113; and Freddie Mac: 3.000% due 08/11/17 and value $26,140,812)	$29,603,847	29,603,847

Total Short-Term Investment
(Cost $29,603,847)		29,603,847

TOTAL INVESTMENTS - 100.0%
(Cost $1,146,944,146)		1,701,039,440

OTHER ASSETS & LIABILITIES, NET - 0.0%		534,533

NET ASSETS - 100.0%		$1,701,573,973

Notes to Schedule of Investments

(a)	As of September 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	21.5%
Financials	18.2%
Information Technology	16.0%
Energy	13.0%
Consumer Discretionary	8.9%
Telecommunication Services	8.1%
Materials	7.1%
Industrials	3.8%
Health Care	1.7%
Short-Term Investment	1.7%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	As of September 30, 2010, 0.9% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$129,864,798	$129,864,798	$-	$-
	Common Stocks
	Bermuda	15,500,898	15,500,898	-	-
	Brazil	120,620,827	120,620,827	-	-
	Canada	17,237,584	17,237,584	-	-
	Cayman	36,413,933	21,503,964	14,909,969	-
	Chile	17,757,837	17,757,837	-	-
	China	27,191,510	-	27,191,510	-
	Colombia	17,314,345	11,665,733	5,648,612	-
	Denmark	17,185,564	-	17,185,564	-
	Egypt	30,846,105	-	30,846,105	-
	France	11,406,977	-	11,406,977	-
	Hong Kong	153,534,715	-	153,534,715	-
	India	218,932,364	42,368,009	176,564,355	-
	Indonesia	50,231,171	-	50,231,171	-
	Kenya	1,424,611	1,424,611	-	-
	Luxembourg	19,716,760	19,716,760	-	-
	Mexico	159,999,061	159,999,061	-	-
	Nigeria	4,945,440	4,945,440	-	-
	Norway	6,321,001	-	6,321,001	-
	Philippines	57,640,501	-	57,640,501	-
	Russia	81,386,862	-	81,386,862	-
	South Africa	96,176,397	946,492	95,229,905	-
	South Korea	75,001,804	-	75,001,804	-
	Taiwan	110,299,412	-	110,299,412	-
	Thailand	4,193,198	-	4,193,198	-
	Turkey	51,099,369	-	51,099,369	-
	United Arab Emirates	13,205,413	-	13,205,413	-
	United Kingdom	110,571,856	-	110,571,856	-
	United States	13,379,364	13,379,364	-	-

		1,539,534,879	447,066,580	1,092,468,299	-
	Equity-Linked Structured Securities	2,035,916	-	2,035,916	-
	Short-Term Investment	29,603,847	-	29,603,847	-

	Total	$1,701,039,440	$576,931,378	$1,124,108,062	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended September 30, 2010:

Change in Net
Unrealized
Appreciation
(Depreciation)
on Level 3
				Total Change	Transfers		Holdings
	Value,	Net		in Net	In and/or		Held at the End
	Beginning	Purchases	Total Net	Unrealized	Out of	Value,	of Period,
	of Period	(Sales)	Realized Gains	Appreciation	Level 3	End of Period	if Applicable
Common Stocks Russia	$15,772,846	($5,739,673)	$3,112,742	$880,170	($14,026,085)	$-	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Austria - 0.4%

Erste Group Bank AG	219,800	$8,832,197

Bermuda - 2.1%

Esprit Holdings Ltd	4,491,700	24,299,283
Li & Fung Ltd	4,437,200	24,970,347

		49,269,630

Brazil - 0.6%

Banco Santander Brasil SA ADR	1,085,334	14,945,049

Canada - 2.8%

Canadian National Railway Co (NYSE)	1,056,554	67,640,587

Czech Republic - 0.7%

Komercni Banka AS	72,494	15,722,861

France - 14.6%

Air Liquide SA	397,178	48,577,077
AXA SA	1,217,069	21,336,899
Danone SA	570,340	34,182,090
Legrand SA	613,716	20,766,093
LVMH Moet Hennessy Louis Vuitton SA	625,971	91,941,668
Pernod-Ricard SA	401,627	33,597,660
Schneider Electric SA	600,385	76,274,124
Total SA	414,826	21,434,413

		348,110,024

Germany - 11.7%

Bayer AG	587,662	40,960,077
Beiersdorf AG	646,025	39,543,151
Deutsche Boerse AG	477,689	31,875,465
E.ON AG	334,836	9,874,785
Linde AG	689,220	89,648,690
MAN SE	197,539	21,505,037
Merck KGaA	299,392	25,140,867
SAP AG	391,620	19,369,001

		277,917,073

Hong Kong - 1.3%

China Unicom Hong Kong Ltd	7,362,000	10,746,875
CNOOC Ltd	9,801,000	19,048,601

		29,795,476

India - 3.1%

ICICI Bank Ltd ADR	645,621	32,184,207
Infosys Technologies Ltd ADR	616,651	41,506,779

		73,690,986

Japan - 11.2%

Aeon Credit Service Co Ltd	834,500	9,007,412
Canon Inc	852,500	39,816,893
Denso Corp	536,200	15,929,353
FANUC Ltd	217,500	27,761,776
Hirose Electric Co Ltd	64,800	6,542,926
HOYA Corp	1,801,200	43,987,807
INPEX Corp	6,925	32,575,852
Konica Minolta Holdings Inc	1,219,500	11,953,005
Lawson Inc	624,200	28,560,688
Nomura Holdings Inc	2,544,700	12,242,471
Shin-Etsu Chemical Co Ltd	790,000	38,549,741

		266,927,924

Mexico - 0.3%

America Movil SAB de CV ‘L’ ADR	152,526	8,134,211

Netherlands - 10.4%

Akzo Nobel NV	676,829	41,735,129
Heineken NV	1,423,567	73,843,772
ING Groep NV CVA *	4,129,004	42,820,332
Randstad Holding NV *	595,146	27,040,294
TNT NV	929,254	25,008,168
Wolters Kluwer NV	1,732,016	36,399,090

		246,846,785

Singapore - 1.2%

Keppel Corp Ltd	867,000	5,918,788
Singapore Telecommunications Ltd	9,236,680	22,044,109
Singapore Telecommunications Ltd Board Lot 10	241,000	577,619

		28,540,516

South Africa - 0.9%

MTN Group Ltd	1,171,970	21,166,219

South Korea - 1.4%

Samsung Electronics Co Ltd	48,429	32,980,588

Spain - 0.8%

Banco Santander SA	829,584	10,529,293
Red Electrica Corp SA	204,704	9,640,441

		20,169,734

Sweden - 0.9%

Svenska Cellulosa AB ‘B’	1,323,981	20,178,176

Switzerland - 13.6%

Actelion Ltd *	250,596	10,038,244
Cie Financiere Richemont SA ‘A’	845,951	40,816,149
Givaudan SA	29,595	30,286,390
Julius Baer Group Ltd	1,198,619	43,662,980
Nestle SA	1,706,469	90,967,412
Roche Holding AG	451,668	61,712,315
Sonova Holding AG	100,675	12,307,178
Swiss Reinsurance Co Ltd	337,124	14,788,217
UBS AG (XVTX) *	1,194,495	20,337,137

		324,916,022

Taiwan - 1.2%

Taiwan Semiconductor Manufacturing Co Ltd ADR	2,808,848	28,481,719

United Kingdom - 18.7%

BG Group PLC	680,700	11,985,182
Burberry Group PLC	1,465,114	23,979,864
Diageo PLC	3,103,391	53,411,010
Hays PLC	7,198,365	12,792,240
HSBC Holdings PLC (LI)	7,063,272	71,451,759
Ladbrokes PLC	2,919,194	6,153,971
Reckitt Benckiser Group PLC	1,387,980	76,446,369
Royal Dutch Shell PLC ‘A’ (LI)	1,198,590	36,119,223
Smiths Group PLC	1,509,487	28,952,795
Standard Chartered PLC	1,630,941	46,831,627
Tesco PLC	5,238,316	34,942,693
William Hill PLC	2,702,793	7,059,017
WPP PLC	3,197,776	35,455,389

		445,581,139

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
United States - 1.9%

Synthes Inc	397,487	$46,007,021

Total Common Stocks
(Cost $2,251,695,286)		2,375,853,937

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.1%

Commercial Paper - 0.1%

General Electric Co
0.120% due 10/01/10	$3,432,000	3,431,989

Repurchase Agreement - 0.0%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $244,393; collateralized by Freddie Mac: 0.000% due 01/25/11 and value $249,688)	244,393	244,393

Total Short-Term Investments
(Cost $3,676,393)		3,676,382

TOTAL INVESTMENTS - 99.9%
(Cost $2,255,371,679)		2,379,530,319

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,692,865

NET ASSETS - 100.0%		$2,381,223,184

Notes to Schedule of Investments

(a)	As of September 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	19.6%
Financials	16.7%
Industrials	13.2%
Consumer Discretionary	12.9%
Materials	11.3%
Information Technology	9.4%
Health Care	8.2%
Energy	5.1%
Telecommunication Services	2.6%
Utilities	0.8%
Short-Term Investments	0.1%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Austria	$8,832,197	$-	$8,832,197	$-
	Bermuda	49,269,630	-	49,269,630	-
	Brazil	14,945,049	14,945,049	-	-
	Canada	67,640,587	67,640,587	-	-
	Czech Republic	15,722,861	-	15,722,861	-
	France	348,110,024	-	348,110,024	-
	Germany	277,917,073	39,543,151	238,373,922	-
	Hong Kong	29,795,476	-	29,795,476	-
	India	73,690,986	73,690,986	-	-
	Japan	266,927,924	-	266,927,924	-
	Mexico	8,134,211	8,134,211	-	-
	Netherlands	246,846,785	-	246,846,785	-
	Singapore	28,540,516	-	28,540,516	-
	South Africa	21,166,219	-	21,166,219	-
	South Korea	32,980,588	-	32,980,588	-
	Spain	20,169,734	-	20,169,734	-
	Sweden	20,178,176	-	20,178,176	-
	Switzerland	324,916,022	-	324,916,022	-
	Taiwan	28,481,719	28,481,719	-	-
	United Kingdom	445,581,139	-	445,581,139	-
	United States	46,007,021	-	46,007,021	-

		2,375,853,937	232,435,703	2,143,418,234	-
	Short-Term Investments	3,676,382	-	3,676,382	-

	Total	$2,379,530,319	$232,435,703	$2,147,094,616	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Germany - 0.1%

Fuchs Petrolub AG	4,849	$561,908

Total Preferred Stocks
(Cost $257,548)		561,908

COMMON STOCKS - 98.9%

Australia - 7.8%

Ansell Ltd	296,364	3,830,049
APA Group	534,100	2,093,822
Avoca Resources Ltd *	1,083,400	3,141,945
Bradken Ltd	454,118	3,756,756
Caltex Australia Ltd	268,725	3,128,084
Carnarvon Petroleum Ltd *	1,495,300	629,722
Challenger Financial Services Group Ltd	1,210,935	4,963,132
Charter Hall Office REIT	682,372	1,609,224
Emeco Holdings Ltd	1,938,024	1,617,655
GUD Holdings Ltd	295,547	2,759,061
Hastie Group Ltd	614,827	939,213
iiNET Ltd	458,524	1,191,039
Iluka Resources Ltd *	440,553	2,560,859
IOOF Holdings Ltd	308,273	2,008,854
JB Hi-Fi Ltd	102,907	2,060,570
Kingsgate Consolidated Ltd	597,049	6,702,707
MacArthur Coal Ltd	149,704	1,693,542
Macmahon Holdings Ltd	6,867,388	4,514,612
Medusa Mining Ltd *	662,960	3,145,493
Mincor Resources NL	1,292,899	2,394,047
Mount Gibson Iron Ltd *	1,748,829	2,963,706
Panoramic Resources Ltd	1,242,138	3,270,450
PaperlinX Ltd *	28,433	12,170
SAI Global Ltd	267,303	1,135,330
SP AusNet	2,801,100	2,335,936
Spotless Group Ltd	948,832	2,208,815
St Barbara Ltd *	6,691,644	2,513,208
Straits Resources Ltd *	754,665	1,351,538

		70,531,539

Austria - 0.5%

Andritz AG	66,055	4,642,341

Belgium - 0.6%

D’ieteren SA	1,876	1,053,408
Telenet Group Holding NV *	137,001	4,596,907

		5,650,315

Bermuda - 2.6%

Catlin Group Ltd	990,252	5,295,812
First Pacific Co Ltd	2,959,200	2,684,969
Giordano International Ltd	2,564,000	1,509,021
IT Ltd	3,896,000	2,673,636
Lancashire Holdings Ltd	502,142	4,375,902
Northern Offshore Ltd *	659,008	1,560,568
Signet Jewelers Ltd *	66,456	2,107,557
Sinolink Worldwide Holdings Ltd Δ	8,472,000	1,330,893
VTech Holdings Ltd	218,000	2,222,635

		23,760,993

Canada - 8.2%

Alimentation Couche Tard Inc ‘B’	100,200	2,240,842
Corus Entertainment Inc ‘B’	280,200	5,882,321
Cott Corp *	215,000	1,688,405
Dorel Industries Inc ‘B’	64,000	2,139,139
DundeeWealth Inc	131,000	1,837,234
Flint Energy Services Ltd *	19,000	283,827
Golden Star Resources Ltd (TSE) *	619,000	3,050,180
Home Capital Group Inc	49,863	2,156,094
Ithaca Energy Inc *	1,475,200	2,652,464
Keyera Facilities Income Fund	170,367	5,214,167
Methanex Corp (TSE)	102,600	2,514,892
Neo Material Technologies Inc *	227,100	1,085,948
Northgate Minerals Corp *	133,800	404,430
Pacific Rubiales Energy Corp *	313,600	8,817,619
Parkland Income Fund	187,500	2,092,040
Peyto Energy Trust	111,300	1,681,020
Quebecor Inc ‘B’	106,000	3,549,130
Reitmans Canada Ltd	110,300	1,990,739
Russel Metals Inc	169,400	3,480,529
Sandvine Corp * Δ	838,300	1,515,442
SEMAFO Inc *	369,460	3,490,282
ShawCor Ltd	65,700	1,915,638
Sherritt International Corp	327,200	2,547,256
TELUS Corp	102,000	4,532,452
Vermilion Energy Inc	58,300	2,188,304
Vero Energy Inc *	320,200	2,078,857
Westjet Airlines Ltd *	247,300	2,872,227

		73,901,478

Cayman - 0.7%

AMVIG Holdings Ltd	2,232,000	1,789,796
China Wireless Technologies Ltd	4,316,000	1,992,812
Polarcus Ltd *	1,671,100	1,322,674
Xinyi Glass Holdings Co Ltd	2,140,000	1,319,818

		6,425,100

Denmark - 1.1%

GN Store Nord *	126,144	967,835
H Lundbeck AS	222,400	3,920,507
Rockwool International AS ‘B’	20,633	2,247,747
Royal UNIBREW AS *	49,901	2,459,843

		9,595,932

Finland - 2.1%

Amer Sports OYJ ‘A’	86,134	1,060,268
Cargotec OYJ ‘B’	126,924	5,495,222
Huhtamaki OYJ	149,326	1,920,536
Kesko OYJ ‘B’	141,823	6,669,305
M-real OYJ ‘B’ *	915,873	3,670,311

		18,815,642

France - 7.3%

Cie Generale des Etablissements Michelin ‘B’	35,790	2,729,181
Eutelsat Communications	60,000	2,292,329
Faurecia *	90,676	2,128,739
Fonciere Des Regions	39,500	4,218,353
Gecina SA	33,113	3,929,226
Groupe Steria SCA	51,554	1,541,813
Legrand SA	79,649	2,695,055
Nexans SA	53,991	3,932,626
Publicis Groupe SA	70,700	3,360,722
Rexel SA *	82,913	1,485,122
Rhodia SA	222,615	5,338,205
Safran SA	98,898	2,779,619
SCOR SE	200,855	4,805,369
SEB SA	71,950	6,178,938
Societe BIC SA	39,095	3,136,552
Technip SA	22,850	1,841,255
Valeo SA *	115,132	5,342,628
Wendel	47,242	3,134,859
Zodiac Aerospace	80,131	5,071,966

		65,942,557

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Germany - 8.6%

Aareal Bank AG *	172,087	$3,823,687
Adidas AG	45,450	2,813,014
Aixtron AG	112,703	3,341,101
Aurubis AG	56,581	2,694,043
Axel Springer AG	18,538	2,450,367
Bertrandt AG	83,224	4,941,177
Bilfinger Berger AG	73,750	5,081,930
Brenntag AG *	37,569	3,124,173
Delticom AG	31,126	2,103,380
Deutsche Postbank AG *	113,394	3,855,198
Drillisch AG	312,118	2,269,085
Gerresheimer AG *	53,322	2,131,977
Hannover Rueckversicherung AG	127,484	5,864,660
Infineon Technologies AG *	1,175,459	8,141,516
Kabel Deutschland Holding AG *	93,174	3,696,267
Leoni AG *	33,156	1,123,764
MTU Aero Engines Holding AG	37,450	2,138,674
Phoenix Solar AG	26,558	951,252
Rheinmetall AG	13,028	860,493
SMA Solar Technology AG	30,591	3,381,281
Software AG	23,660	2,856,043
Stada Arzneimittel AG	76,900	2,206,458
TUI AG *	424,492	5,181,771
Wirecard AG	170,981	2,326,146

		77,357,457

Greece - 0.3%

Public Power Corp SA	177,400	2,757,319

Hong Kong - 0.5%

Dah Chong Hong Holdings Ltd	1,887,000	2,315,932
PCCW Ltd	5,796,000	2,105,448

		4,421,380

Ireland - 1.0%

DCC PLC	234,637	6,722,866
Irish Continental Group PLC	58,000	1,149,204
United Drug PLC	419,051	1,427,607

		9,299,677

Italy - 3.0%

Amplifon SPA	789,479	3,598,518
Banca Generali SPA	83,552	1,021,089
Brembo SPA	288,137	2,890,822
Danieli & Co SPA	91,246	2,150,901
DiaSorin SPA	51,007	2,095,178
Indesit Co SPA	196,575	2,407,090
Landi Renzo SPA	552,716	2,813,758
Parmalat SPA	1,016,096	2,610,682
Recordati SPA	610,901	5,475,650
Seat Pagine Gialle SPA *	9,747,192	2,017,310

		27,080,998

Japan - 17.0%

ADEKA Corp	101,100	1,026,884
Alfresa Holdings Corp	52,000	2,215,626
Arnest One Corp	77,400	854,024
Calsonic Kansei Corp *	1,264,000	3,997,519
Capcom Co Ltd	186,800	2,932,289
Cawachi Ltd	12,200	215,764
CMIC Co Ltd	3,610	1,132,083
Coca-Cola West Co Ltd	154,700	2,614,445
Dainippon Sumitomo Pharma Co Ltd	250,800	2,100,103
DIC Corp	284,000	501,383
Doshisha Co Ltd	78,000	1,932,267
EDION Corp	461,000	3,391,360
Fancl Corp	136,500	2,179,988
Ferrotec Corp	177,900	1,967,908
Fields Corp Δ	1,330	1,654,082
Fuji Oil Co Ltd	116,300	1,748,714
Fujikura Ltd	391,000	1,954,180
Fujitsu General Ltd	575,000	2,921,150
Geo Corp	1,000	1,110,768
House Foods Corp	20,400	310,345
Idemitsu Kosan Co Ltd	44,700	3,833,980
Iida Home Max	185,000	1,440,296
Index Holdings *	10,900	429,570
IT Holdings Corp	185,600	2,007,621
Japan Aviation Electronics Industry Ltd	206,000	1,255,885
Kanematsu Corp *	3,121,000	2,617,521
Keihin Corp	152,500	3,137,224
Kinden Corp	295,000	2,673,338
Kinugawa Rubber Industrial Co Ltd	431,400	1,904,840
Kose Corp	64,900	1,542,215
KYORIN Co Ltd	186,000	2,883,943
Kyowa Exeo Corp	260,200	2,349,028
Maeda Road Construction Co Ltd	291,000	2,161,519
Ministop Co Ltd	106,300	1,569,028
Mitsubishi Steel Manufacturing Co Ltd	434,000	894,012
Mochida Pharmaceutical Co Ltd	138,000	1,417,510
Morinaga Milk Industry Co Ltd	457,000	1,964,987
MTI Ltd	1,352	1,724,791
Nihon Dempa Kogyo Co Ltd	61,000	938,797
Nihon Kohden Corp	82,000	1,690,986
Nippo Corp	505,000	3,381,250
Nippon Chemi-Con Corp *	793,000	3,270,913
Nishimatsu Construction Co Ltd	534,000	628,604
Nittetsu Mining Co Ltd	49,000	175,189
NS Solutions Corp Δ	138,800	2,552,911
Oenon Holdings Inc	123,000	272,435
Penta-Ocean Construction Co Ltd	970,500	1,455,721
Pioneer Corp *	917,500	3,207,678
Point Inc	42,040	1,908,067
Right On Co Ltd	64,600	333,128
Risa Partners Inc	5,178	2,316,218
Sanyo Chemical Industries Ltd	259,000	2,024,077
Sasebo Heavy Industries Co Ltd Δ	1,074,000	2,166,332
Seiko Epson Corp	92,500	1,404,980
Seino Holdings Corp	226,000	1,371,164
Shinko Plantech Co Ltd	242,200	2,202,405
Ship Healthcare Holdings Inc	252,200	2,197,958
SHO-BOND Holdings Co Ltd	58,900	1,285,700
Showa Corp *	131,100	783,160
SKY Perfect JSAT Holdings Inc	5,947	1,967,693
Sohgo Security Services Co Ltd	98,200	1,016,082
Sumitomo Real Estate Sales Co Ltd	23,870	1,081,440
Sumitomo Rubber Industries Ltd	266,200	2,603,919
Sumitomo Warehouse Co Ltd	157,000	786,984
Taihei Kogyo Co Ltd	329,000	1,170,133
TBK Co Ltd	109,000	439,078
The Higo Bank Ltd	249,000	1,307,188
The Keiyo Bank Ltd	500,000	2,482,301
The Nishi-Nippon City Bank Ltd	1,417,000	4,053,343
The Okinawa Electric Power Co Inc	92,600	4,312,763
The San-In Godo Bank Ltd	205,000	1,469,178
Toagosei Co Ltd	630,000	2,665,619
Toho Holdings Co Ltd	139,700	1,975,774
Tosoh Corp	1,001,000	2,702,894
Touei Housing Corp Δ	397,900	3,988,669
Toyo Tire & Rubber Co Ltd	480,000	1,002,168
TS Tech Co Ltd	73,100	1,219,911
Tsuruha Holdings Inc	9,300	391,748
U-Shin Ltd	177,400	1,479,529
V Technology Co Ltd	449	1,574,069
West Holdings Corp	155,100	1,399,916

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Yokogawa Electric Corp	149,100	$1,016,104
Zeon Corp	453,000	3,761,119

		154,003,485

Luxembourg - 0.4%

Acergy SA	198,632	3,683,667

Netherlands - 3.3%

Aalberts Industries NV	226,657	3,740,321
AMG Advanced Metallurgical Group NV *	82,936	713,844
ASM International NV *	163,455	4,157,273
BinckBank NV	15,438	215,444
Brit Insurance Holdings NV *	161,994	2,609,821
CSM NV	109,957	3,232,493
Imtech NV	150,336	4,767,257
Ten Cate NV Δ	218,938	7,117,289
Vastned Retail NV	52,543	3,576,459

		30,130,201

Norway - 0.6%

Atea ASA	252,100	2,003,140
Austevoll Seafood ASA	151,253	972,231
DNO International ASA *	1,658,812	2,559,451

		5,534,822

Singapore - 1.7%

Broadway Industrial Group Ltd	2,685,000	2,368,255
Mapletree Logistics Trust	4,018,000	2,659,323
SembCorp Marine Ltd	1,071,000	3,200,274
Singapore Post Ltd	1,393,000	1,293,766
Suntec REIT	3,310,000	3,803,210
United Envirotech Ltd	6,098,000	2,248,901

		15,573,729

South Korea - 4.6%

Busan Bank	157,960	1,944,938
Chong Kun Dang Pharm Corp	147,810	3,126,469
Daelim Industrial Co Ltd	7,648	564,825
Dongyang Mechtronics Corp	257,890	2,352,370
GS Home Shopping Inc	15,289	1,279,252
Halla Climate Control Corp	14,110	264,410
Handsome Co Ltd	116,790	1,908,507
Hansol LCD Inc	44,396	2,019,736
Hansol Paper Co	198,050	2,323,489
Hanwha Chem Corp	153,660	3,686,941
Hotel Shilla Co Ltd	86,980	2,487,762
Hyundai Hysco	49,260	986,694
Iljin Electric Co Ltd	222,330	2,519,360
Industrial Bank of Korea	182,300	2,492,346
Kolon Industries Inc *	34,762	2,323,909
KP Chemical Corp	161,827	1,945,777
KT Corp	9,716	388,962
Pyeong Hwa Automotive Co Ltd	199,089	2,913,073
S&T Dynamics Co Ltd	118,330	2,346,074
Sejong Industrial Co Ltd	180,830	2,253,314
Technosemichem Co Ltd	53,945	1,242,352

		41,370,560

Spain - 2.0%

Almirall SA	246,766	2,714,715
Endesa SA	111,216	2,985,274
Obrascon Huarte Lain SA	72,568	2,042,642
Red Electrica Corp SA	93,965	4,425,238
Tecnicas Reunidas SA	53,078	2,830,033
Viscofan SA	81,401	2,685,850

		17,683,752

Sweden - 3.1%

AarhusKarlshamn AB	49,471	1,174,785
Bilia AB ‘A’	127,675	2,159,401
Cardo AB	21,944	802,765
Castellum AB	427,112	5,695,628
Hoganas AB ‘B’	68,650	2,233,323
NCC AB ‘B’	253,116	5,188,013
ORC Software AB	205,324	4,047,429
Q-Med AB	175,177	1,890,569
Trelleborg AB ‘B’	505,689	4,672,455

		27,864,368

Switzerland - 4.5%

Baloise-Holding AG	76,705	6,920,822
Banque Cantonale Vaudoise	2,139	1,094,930
Clariant AG *	318,242	4,657,926
Gategroup Holding AG *	28,174	1,118,169
Givaudan SA	6,866	7,026,402
Helvetia Holding AG	21,128	7,342,063
Kaba Holding AG ‘B’	8,670	2,893,970
Logitech International SA *	162,255	2,832,884
OC Oerlikon Corp AG *	289,000	1,256,222
Sulzer AG	14,011	1,626,935
Valora Holding AG	14,659	3,745,250

		40,515,573

United Kingdom - 16.5%

Afren PLC *	1,662,819	2,893,564
Amlin PLC	880,386	5,562,063
ARM Holdings PLC	356,900	2,220,269
Ashtead Group PLC	1,964,964	3,389,276
ASOS PLC *	115,485	2,057,715
Atkins WS PLC	445,071	5,161,417
BBA Aviation PLC	647,868	1,918,211
Beazley PLC Δ	2,962,101	5,380,787
Booker Group PLC	280,348	212,168
Bunzl PLC	304,200	3,628,125
Burberry Group PLC	283,135	4,634,137
Cape PLC *	188,852	1,025,534
Cookson Group PLC *	343,256	2,954,790
Dairy Crest Group PLC	399,108	2,320,531
Domino’s Pizza UK & IRL PLC	604,031	4,457,078
Drax Group PLC	616,598	3,715,179
Dixons Retail PLC *	5,242,623	2,122,315
Electrocomponents PLC	832,406	3,181,024
Fenner PLC	674,518	2,460,064
Ferrexpo PLC	586,092	2,845,221
Firstgroup PLC	985,636	5,621,218
Howden Joinery Group PLC *	2,488,134	3,000,091
Go-Ahead Group PLC	114,893	2,022,828
Greggs PLC	147,098	1,097,978
Gulfsands Petroleum PLC *	454,176	2,294,367
Halfords Group PLC	392,971	2,733,434
IG Group Holdings PLC	165,312	1,292,537
IMI PLC	524,772	6,346,437
Intermediate Capital Group PLC	691,063	3,250,992
International Personal Finance PLC	697,015	2,956,890
John Wood Group PLC	291,802	2,001,634
Lamprell PLC	656,175	3,678,963
London Stock Exchange Group PLC	297,367	3,182,538
Melrose PLC	1,114,623	4,798,086
Mitchells & Butlers PLC *	636,306	2,909,658
Mondi PLC	655,899	5,304,984
Morgan Crucible Co	976,964	3,351,552
Next PLC	139,067	4,847,963
Northumbrian Water Group PLC	427,200	2,235,130
Premier Farnell PLC	507,616	2,126,599
Rank Group PLC Δ	1,247,082	2,298,195
Restaurant Group PLC	661,785	2,743,219

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Senior PLC	484,788	$1,058,388
TalkTalk Telecom Group PLC *	967,951	2,225,022
Thomas Cook Group PLC	602,190	1,627,717
Tullett Prebon PLC	746,139	4,665,830
WH Smith PLC	579,614	4,125,626
Whitbread PLC	134,600	3,438,492

		149,375,836

United States - 0.9%

Gran Tierra Energy Inc *	602,100	4,646,393
Virgin Media Inc	147,000	3,383,940

		8,030,333

Total Common Stocks
(Cost $760,612,631)		893,949,054

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $11,291,000; collateralized by Freddie Mac: 0.000% due 12/13/10 and value $11,519,238)	$11,290,996	11,290,996

Total Short-Term Investment
(Cost $11,290,996)		11,290,996

TOTAL INVESTMENTS - 100.2%
(Cost $772,161,175)		905,801,958

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,973,817)

NET ASSETS - 100.0%		$903,828,141

Notes to Schedule of Investments

(a)	As of September 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	21.5%
Industrials	20.9%
Financials	14.7%
Materials	12.2%
Information Technology	7.9%
Energy	7.3%
Health Care	5.4%
Consumer Staples	4.4%
Utilities	2.8%
Telecommunication Services	1.9%
Short-Term Investment	1.2%

100.2%
Other Assets & Liabilities, Net	(0.2%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	As of September 30, 2010, 3.1% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$561,908	$-	$561,908	$-
	Common Stocks
	Australia	70,531,539	-	70,531,539	-
	Austria	4,642,341	-	4,642,341	-
	Belgium	5,650,315	-	5,650,315	-
	Bermuda	23,760,993	-	23,760,993	-
	Canada	73,901,478	73,901,478	-	-
	Cayman	6,425,100	-	6,425,100	-
	Denmark	9,595,932	-	9,595,932	-
	Finland	18,815,642	-	18,815,642	-
	France	65,942,557	-	65,942,557	-
	Germany	77,357,457	11,374,187	65,983,270	-
	Greece	2,757,319	-	2,757,319	-
	Hong Kong	4,421,380	-	4,421,380	-
	Ireland	9,299,677	1,427,607	7,872,070	-
	Italy	27,080,998	-	27,080,998	-
	Japan	154,003,485	-	154,003,485	-
	Luxembourg	3,683,667	-	3,683,667	-
	Netherlands	30,130,201	-	30,130,201	-
	Norway	5,534,822	-	5,534,822	-
	Singapore	15,573,729	2,248,901	13,324,828	-
	South Korea	41,370,560	-	41,370,560	-
	Spain	17,683,752	-	17,683,752	-
	Sweden	27,864,368	-	27,864,368	-
	Switzerland	40,515,573	2,893,970	37,621,603	-
	United Kingdom	149,375,836	-	149,375,836	-
	United States	8,030,333	8,030,333	-	-

		893,949,054	99,876,476	794,072,578	-
	Short-Term Investment	11,290,996	-	11,290,996	-

	Total	$905,801,958	$99,876,476	$805,925,482	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended September 30, 2010:

Change in Net
Unrealized
Appreciation
(Depreciation)
on Level 3
				Total Change	Transfers		Holdings
	Value,	Net		in Net	In and/or		Held at the End
	Beginning	Purchases	Total Net	Unrealized	Out of	Value,	of Period,
	of Period	(Sales)	Realized Gains	Appreciation	Level 3	End of Period	if Applicable
Common Stocks Australia	$25,103	($50,988)	$25,375	$510	$-	$-	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%

Brazil - 0.8%

Vale SA ADR	441,900	$12,262,725

Total Preferred Stocks
(Cost $9,964,074)		12,262,725

COMMON STOCKS - 97.6%

Australia - 4.5%

Australia & New Zealand Banking Group Ltd	354,700	8,123,151
BHP Billiton Ltd	212,200	8,088,520
Boral Ltd	1,925,520	8,592,143
Challenger Financial Services Group Ltd	1,231,300	5,046,600
Incitec Pivot Ltd	1,572,300	5,473,170
MAp Group	2,785,791	7,877,203
National Australia Bank Ltd	1,224,821	30,011,966

		73,212,753

Austria - 0.6%

OMV AG	271,200	10,159,825

Belgium - 1.5%

Delhaize Group SA	207,142	15,051,305
KBC Groep NV *	214,500	9,627,895

		24,679,200

Bermuda - 1.4%

Esprit Holdings Ltd	2,511,543	13,586,993
Noble Group Ltd	6,390,454	9,184,104

		22,771,097

Canada - 5.0%

Agrium Inc	118,600	8,898,746
Bombardier Inc ‘B’	789,300	3,874,006
Lundin Mining Corp *	1,655,800	8,271,758
National Bank of Canada	131,200	8,279,537
Nexen Inc	761,642	15,323,150
Penn West Energy Trust	687,707	13,782,213
Suncor Energy Inc (TSE)	412,500	13,430,606
The Toronto-Dominion Bank	130,300	9,428,356

		81,288,372

Cayman - 0.1%

Evergrande Real Estate Group Ltd	7,234,000	2,445,001

China - 0.7%

Bank of China Ltd ‘H’	10,161,000	5,334,281
China Petroleum & Chemical Corp ‘H’	6,554,000	5,782,484

		11,116,765

Denmark - 1.0%

Danske Bank AS *	646,300	15,515,298

Finland - 0.3%

Cargotec OYJ ‘B’	128,000	5,541,807

France - 14.1%

Arkema SA	160,100	8,180,882
BNP Paribas	352,821	25,181,278
Bouygues SA	575,300	24,785,910
Cap Gemini SA	303,100	15,217,329
Casino Guichard-Perrachon SA	56,235	5,152,867
Cie Generale de Geophysique-Veritas *	300,500	6,591,957
Electricite de France SA	363,100	15,673,707
France Telecom SA	765,800	16,563,005
Lagardere SCA	446,800	17,492,183
PPR	82,100	13,319,879
Renault SA *	160,600	8,277,417
Sanofi-Aventis SA	344,900	22,958,531
Societe Generale	256,983	14,859,496
Vallourec SA	106,352	10,576,888
Vivendi SA	910,220	24,947,564

		229,778,893

Germany - 8.9%

Allianz SE	214,900	24,278,819
Bayer AG	362,900	25,294,152
Bayerische Motoren Werke AG	326,200	22,881,054
Deutsche Bank AG (XETR)	248,400	13,598,639
E.ON AG	894,900	26,391,861
Muenchener Rueckversicherungs AG	84,600	11,715,565
RWE AG	67,380	4,550,522
ThyssenKrupp AG	525,100	17,120,064

		145,830,676

Hong Kong - 0.7%

New World Development Ltd	5,338,460	10,696,558

Ireland - 0.3%

Smurfit Kappa Group PLC *	426,800	4,309,994

Italy - 3.4%

ENI SPA	693,500	14,984,702
Telecom Italia SPA	11,561,000	16,195,402
Telecom Italia SPA RSP	6,521,700	7,359,329
UniCredit SPA	6,491,352	16,623,746

		55,163,179

Japan - 22.4%

Aeon Co Ltd	705,700	7,565,842
Air Water Inc	259,000	3,078,279
Asahi Breweries Ltd	260,300	5,213,923
Asahi Glass Co Ltd	1,199,000	12,228,176
Denki Kagaku Kogyo KK	756,000	3,257,424
Dowa Holdings Co Ltd	876,000	5,216,433
East Japan Railway Co	109,800	6,633,929
Hitachi High-Technologies Corp	162,900	3,011,420
ITOCHU Corp	1,128,200	10,326,291
Japan Tobacco Inc	5,944	19,805,766
JFE Holdings Inc	301,200	9,214,962
JX Holdings Inc *	1,938,300	11,247,319
KDDI Corp	2,208	10,555,703
Konami Corp	163,500	2,886,506
Konica Minolta Holdings Inc	929,500	9,110,552
Mitsubishi Corp	780,800	18,551,117
Mitsubishi Materials Corp *	3,540,000	10,178,896
Mitsubishi UFJ Financial Group Inc	2,341,900	10,873,202
Mitsui & Co Ltd	1,173,900	17,454,640
Mitsui Fudosan Co Ltd	985,000	16,619,368
Namco Bandai Holdings Inc	314,300	2,912,842
NGK Spark Plug Co Ltd	353,000	4,728,310
Nippon Shokubai Co Ltd	381,000	3,316,485
Nippon Telegraph & Telephone Corp	450,300	19,724,140
Nissan Motor Co Ltd	1,963,600	17,196,058
ORIX Corp	194,780	14,908,055
Sharp Corp	1,320,000	13,157,771
Sony Corp	626,400	19,337,996
Sumitomo Electric Industries Ltd	287,900	3,511,232
Sumitomo Mitsui Financial Group Inc	474,100	13,816,163

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Sumitomo Realty & Development Co Ltd	513,000	$10,617,913
The Tokyo Electric Power Co Inc	642,300	15,687,911
Tokyo Gas Co Ltd	2,702,000	12,288,659
Toshiba Corp	4,424,000	21,394,498

		365,627,781

New Zealand - 0.6%

Telecom Corp of New Zealand Ltd (ASX)	6,058,755	9,081,263

Norway - 1.2%

DnB NOR ASA	978,700	13,359,809
Petroleum Geo-Services ASA *	499,050	5,723,341

		19,083,150

Poland - 0.4%

KGHM Polska Miedz SA	164,800	6,629,333

Russia - 0.8%

Gazprom OAO ADR (XLON)	373,000	7,814,350
Lukoil OAO ADR (OTC)	101,200	5,738,040

		13,552,390

South Korea - 1.4%

Hana Financial Group Inc	185,900	5,512,861
KB Financial Group Inc ADR	132,200	5,667,414
Samsung Electronics Co Ltd GDR ~	32,750	11,233,250

		22,413,525

Spain - 1.1%

Iberdrola SA	25,357	195,530
Telefonica SA	684,800	16,997,500

		17,193,030

Sweden - 0.6%

Electrolux AB ‘B’	394,800	9,733,391

Switzerland - 2.1%

Novartis AG	594,650	34,226,813

Taiwan - 0.5%

AU Optronics Corp ADR *	841,800	8,805,228

United Kingdom - 24.0%

AstraZeneca PLC	656,400	33,319,152
Aviva PLC	1,928,000	12,085,628
BAE Systems PLC	2,575,900	13,871,240
Barclays PLC	4,736,000	22,260,557
BHP Billiton PLC	303,500	9,679,354
BP PLC	4,958,800	33,928,431
British American Tobacco PLC	426,100	15,913,015
Eurasian Natural Resources Corp PLC	315,200	4,554,083
Firstgroup PLC	1,125,800	6,420,592
Imperial Tobacco Group PLC	608,300	18,146,006
Inchcape PLC *	811,560	3,979,505
Informa PLC	1,043,300	6,873,307
Kazakhmys PLC	380,200	8,673,405
Marks & Spencer Group PLC	2,676,500	16,348,682
Old Mutual PLC	5,285,200	11,534,646
Rentokil Initial PLC *	3,207,600	5,192,002
Rio Tinto PLC	559,000	32,748,120
Royal Dutch Shell PLC ‘A’ (XAMS)	1,664,693	50,386,086
Thomas Cook Group PLC	1,997,300	5,398,695
TUI Travel PLC	2,290,000	7,713,955
Vodafone Group PLC	13,909,125	34,318,729
Xstrata PLC	1,999,840	38,307,515

		391,652,705

Total Common Stocks
(Cost $1,665,244,987)		1,590,508,027

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $13,212,418; collateralized by Freddie Mac: 0.000% due 01/25/11 and value $13,478,131)	$13,212,415	13,212,415

Total Short-Term Investment
(Cost $13,212,415)		13,212,415

TOTAL INVESTMENTS - 99.2%
(Cost $1,688,421,476)		1,615,983,167

OTHER ASSETS & LIABILITIES, NET - 0.8%		13,675,569

NET ASSETS - 100.0%		$1,629,658,736

Notes to Schedule of Investments

(a)	As of September 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	21.3%
Materials	13.3%
Consumer Discretionary	12.8%
Energy	12.0%
Industrials	9.6%
Telecommunication Services	8.0%
Health Care	7.1%
Consumer Staples	5.3%
Utilities	4.6%
Information Technology	4.4%
Short-Term Investment	0.8%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	As of September 30, 2010, $2,115,523 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Dow Jones EURO STOXX 50 (12/10)	275	EUR 7,700,360	($232,925)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of September 30, 2010 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	CAD	24,276,000	10/10	SSB	$62,308
Sell	CAD	39,948,000	10/10	SSB	(109,749)
Buy	EUR	10,963,000	10/10	SSB	1,063,414
Sell	EUR	10,963,000	10/10	SSB	(1,112,583)

					($96,610)

(f)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$12,262,725	$12,262,725	$-	$-
	Common Stocks
	Australia	73,212,753	-	73,212,753	-
	Austria	10,159,825	-	10,159,825	-
	Belgium	24,679,200	-	24,679,200	-
	Bermuda	22,771,097	-	22,771,097	-
	Canada	81,288,372	81,288,372	-	-
	Cayman	2,445,001	-	2,445,001	-
	China	11,116,765	-	11,116,765	-
	Denmark	15,515,298	-	15,515,298	-
	Finland	5,541,807	-	5,541,807	-
	France	229,778,893	-	229,778,893	-
	Germany	145,830,676	-	145,830,676	-
	Hong Kong	10,696,558	-	10,696,558	-
	Ireland	4,309,994	-	4,309,994	-
	Italy	55,163,179	-	55,163,179	-
	Japan	365,627,781	-	365,627,781	-
	New Zealand	9,081,263	-	9,081,263	-
	Norway	19,083,150	-	19,083,150	-
	Poland	6,629,333	-	6,629,333	-
	Russia	13,552,390	13,552,390	-	-
	South Korea	22,413,525	16,900,664	5,512,861	-
	Spain	17,193,030	-	17,193,030	-
	Sweden	9,733,391	-	9,733,391	-
	Switzerland	34,226,813	-	34,226,813	-
	Taiwan	8,805,228	8,805,228	-	-
	United Kingdom	391,652,705	-	391,652,705	-

		1,590,508,027	120,546,654	1,469,961,373	-
	Short-Term Investment	13,212,415	-	13,212,415	-
	Derivatives (2)
	Foreign Exchange Contracts	1,125,722	-	1,125,722	-

		1,617,108,889	132,809,379	1,484,299,510	-

Liabilities	Derivatives (2)
	Equity Contracts	(232,925)	(232,925)	-	-
	Foreign Exchange Contracts	(1,222,332)	-	(1,222,332)	-

		(1,455,257)	(232,925)	(1,222,332)	-

	Total	$1,615,653,632	$132,576,454	$1,483,077,178	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Portfolio’s assets and liabilities for the period ended September 30, 2010:

Change in Net
Unrealized
Appreciation
(Depreciation)
on Level 3
				Total Change	Transfers		Holdings
	Value,	Net	Total Net	in Net	In and/or		Held at the End
	Beginning	Purchases	Realized Gains	Unrealized	Out of	Value,	of Period,
	of Period	(Sales)	(Losses)	Depreciation	Level 3	End of Period	if Applicable
Rights (1)	$2	$-	$-	($2)	$-	$-	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.
(2)	Investments in derivatives include open futures contracts and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	12,952,453	$197,654,431

TOTAL INVESTMENTS - 100.0%
(Cost $180,153,864)		197,654,431

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(84,538)

NET ASSETS - 100.0%		$197,569,893

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Mutual Fund	$197,654,431	$197,654,431	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at
http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.5%

Health Care - 2.5%

Mylan Inc 6.500%	4,200	$4,706,100

Total Convertible Preferred Stocks
(Cost $2,666,219)		4,706,100

COMMON STOCKS - 56.3%

Consumer Discretionary - 2.0%

Jupiter Telecommunications Co Ltd (Japan)	3,550	3,832,928

Consumer Staples - 6.8%

Altria Group Inc	71,560	1,718,871
CVS Caremark Corp	36,100	1,136,067
Lorillard Inc	43,710	3,510,350
Nestle SA (Switzerland)	77,950	4,155,312
The Kroger Co	71,800	1,555,188
Walgreen Co	24,800	830,800

		12,906,588

Energy - 7.5%

Chevron Corp	70,000	5,673,500
CONSOL Energy Inc	25,600	946,176
Exxon Mobil Corp	85,440	5,279,338
Halliburton Co	40,400	1,336,028
Schlumberger Ltd (Netherlands)	16,700	1,028,887

		14,263,929

Financials - 7.8%

Assurant Inc	44,000	1,790,800
Everest Re Group Ltd (Bermuda)	60,460	5,227,976
JPMorgan Chase & Co	106,600	4,058,262
Lazard Ltd ‘A’ (Bermuda)	11,200	392,896
MetLife Inc	66,700	2,564,615
Morgan Stanley	38,000	937,840

		14,972,389

Health Care - 6.6%

Aetna Inc	69,900	2,209,539
Amgen Inc *	38,000	2,094,180
Genzyme Corp *	32,460	2,297,843
Gilead Sciences Inc *	63,710	2,268,713
Merck & Co Inc	92,775	3,415,048
Vanda Pharmaceuticals Inc *	52,800	352,704

		12,638,027

Industrials - 3.2%

AerCap Holdings NV * (Netherlands)	7,300	86,359
Aircastle Ltd (Bermuda)	119,000	1,009,120
General Cable Corp *	40,900	1,109,208
Navistar International Corp *	63,100	2,753,684
Tyco International Ltd (Switzerland)	33,100	1,215,763

		6,174,134

Information Technology - 17.6%

Dell Inc *	119,900	1,553,904
eBay Inc *	128,090	3,125,396
Google Inc ‘A’ *	9,790	5,147,484
MasterCard Inc ‘A’	6,000	1,344,000
Microsoft Corp	60,080	1,471,359
Oracle Corp	104,700	2,811,195
QUALCOMM Inc	90,560	4,086,067
Research In Motion Ltd (NASDAQ) * (Canada)	52,430	2,552,817
Take-Two Interactive Software Inc *	840,857	8,526,290
THQ Inc *	749,700	3,013,794

		33,632,306

Materials - 4.2%

Celanese Corp ‘A’	37,700	1,210,170
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	13,100	1,886,924
The Mosaic Co	85,480	5,022,805

		8,119,899

Utilities - 0.6%

Edison International	32,400	1,114,236

Total Common Stocks
(Cost $111,666,523)		107,654,436

	Principal
	Amount
CORPORATE BONDS & NOTES - 7.3%

Consumer Discretionary - 1.1%

CBS Corp 7.875% due 07/30/30	$105,000	126,733
Daimler Finance North America LLC 6.500% due 11/15/13	190,000	217,498
DISH DBS Corp 7.875% due 09/01/19	150,000	162,187
Grupo Televisa SA (Mexico) 6.625% due 01/15/40	150,000	171,364
Lamar Media Corp 9.750% due 04/01/14	177,000	203,550
Limited Brands Inc 7.000% due 05/01/20	196,000	212,660
Mattel Inc
5.625% due 03/15/13	175,000	189,452
6.125% due 06/15/11	185,000	191,055
Service Corp International 6.750% due 04/01/15	185,000	193,325
Staples Inc 7.750% due 04/01/11	280,000	289,144
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	200,000	212,000

		2,168,968

Consumer Staples - 0.4%

Altria Group Inc 9.700% due 11/10/18	140,000	189,790
Bunge Ltd Finance Corp 8.500% due 06/15/19	130,000	157,378
Constellation Brands Inc 8.375% due 12/15/14	180,000	199,575
Delhaize America Inc 9.000% due 04/15/31	84,000	119,043

		665,786

Energy - 0.8%

El Paso Corp 8.250% due 02/15/16	200,000	223,500
Enterprise Products Operating LLC 7.500% due 02/01/11	160,000	163,323
NuStar Pipeline Operating Partnership LP 5.875% due 06/01/13	360,000	393,000
The Williams Cos Inc Credit Linked Certificate Trust 6.375% due 10/01/10 ~ Δ	250,000	250,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Weatherford International Ltd (Switzerland) 6.500% due 08/01/36	$121,000	$122,735
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~ Δ	270,000	290,082

		1,442,640

Financials - 2.7%

AvalonBay Communities Inc 6.625% due 09/15/11	82,000	85,870
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 7.400% due 06/15/11	178,000	185,122
Blackstone Holdings Finance Co LLC 6.625% due 08/15/19 ~ Δ	275,000	292,382
Brandywine Operating Partnership LP 5.750% due 04/01/12	99,000	102,691
Capital One Capital IV 6.745% due 02/17/37 §	300,000	301,500
Citigroup Inc
5.375% due 08/09/20	470,000	487,205
6.010% due 01/15/15	188,000	206,938
Comerica Capital Trust II 6.576% due 02/20/37 §	232,000	232,290
Irish Life & Permanent Group Holdings PLC (Ireland) 3.600% due 01/14/13 ~ Δ	260,000	245,789
JPMorgan Chase & Co 7.900% § ±	540,000	580,646
Lincoln National Corp 6.050% due 04/20/67 §	365,000	322,113
Mack-Cali Realty Corp LP 5.250% due 01/15/12	76,000	78,705
Macquarie Group Ltd (Australia) 4.875% due 08/10/17 ~ Δ	306,000	310,877
Merrill Lynch & Co Inc 7.750% due 05/14/38	407,000	473,525
Morgan Stanley 5.550% due 04/27/17	450,000	477,610
Principal Life Global Funding I 4.400% due 10/01/10 ~ Δ	187,000	187,000
The Goldman Sachs Group Inc 5.375% due 03/15/20	205,000	216,474
The Hartford Financial Services Group Inc 5.250% due 10/15/11	195,000	202,307
UBS AG (Switzerland) 2.250% due 08/12/13	250,000	252,724

		5,241,768

Health Care - 0.2%

HCA Inc 8.500% due 04/15/19	185,000	207,200
WellPoint Inc 5.000% due 01/15/11	180,000	182,111

		389,311

Industrials - 0.6%

Alliant Techsystems Inc 6.750% due 04/01/16	185,000	193,788
Corrections Corp of America 7.750% due 06/01/17	192,000	207,360
Republic Services Inc 6.750% due 08/15/11	165,000	172,755
RR Donnelley & Sons Co 5.625% due 01/15/12	190,000	194,651
SPX Corp 7.625% due 12/15/14	215,000	235,425
Tyco International Ltd (Multi-National) 6.875% due 01/15/21	156,000	194,317

		1,198,296

Materials - 0.7%

Ashland Inc 9.125% due 06/01/17	170,000	195,500
Ball Corp 7.125% due 09/01/16	205,000	222,425
CF Industries Inc 6.875% due 05/01/18	185,000	199,569
Freeport-McMoRan Copper & Gold Inc 8.375% due 04/01/17	268,000	299,534
Teck Resources Ltd (Canada) 10.750% due 05/15/19	124,000	156,386
Vale Inco Ltd (Canada) 5.700% due 10/15/15	32,000	34,654
Xstrata Canada Corp (Canada)
5.375% due 06/01/15	60,000	65,262
6.000% due 10/15/15	107,000	119,311

		1,292,641

Telecommunication Services - 0.7%

American Tower Corp 7.000% due 10/15/17	132,000	154,275
British Telecommunications PLC (United Kingdom) 9.875% due 12/15/30	113,000	157,712
Embarq Corp 6.738% due 06/01/13	185,000	202,714
Frontier Communications Corp 8.250% due 04/15/17	180,000	197,775
Telecom Italia Capital SA (Luxembourg) 4.875% due 10/01/10	280,000	280,000
TELUS Corp (Canada) 8.000% due 06/01/11	83,000	86,923
Windstream Corp 8.625% due 08/01/16	225,000	239,063

		1,318,462

Utilities - 0.1%

CMS Energy Corp 6.250% due 02/01/20	185,000	195,659
Progress Energy Inc 6.850% due 04/15/12	20,000	21,676

		217,335

Total Corporate Bonds & Notes
(Cost $13,020,387)		13,935,207

MORTGAGE-BACKED SECURITIES - 21.5%

Collateralized Mortgage Obligations - Commercial - 1.2%

Banc of America Commercial Mortgage Inc 5.451% due 01/15/49 "	290,000	304,574
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322% due 12/11/49 "	235,000	243,967
GE Capital Commercial Mortgage Corp 6.070% due 06/10/38 "	265,000	275,723
GS Mortgage Securities Corp II 6.733% due 02/14/16 " ~ Δ	455,000	464,790
JPMorgan Chase Commercial Mortgage Securities Corp
5.187% due 01/15/49 " ~ Δ	100,000	99,530
5.317% due 01/15/49 "	255,000	265,582
5.991% due 06/15/49 " §	225,000	235,174
LB-UBS Commercial Mortgage Trust 5.318% due 02/15/40 "	160,000	165,219
Wachovia Bank Commercial Mortgage Trust 5.678% due 05/15/46 "	215,000	223,696

		2,278,255

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Collateralized Mortgage Obligations - Residential - 8.7%

Deutsche ALT-A Securities Inc Alternate Loan Trust 6.005% due 10/25/36 " §	$275,772	$192,458
Fannie Mae
4.000% due 04/25/19 "	543,782	579,605
4.500% due 04/25/17 "	370,920	378,996
5.000% due 01/25/20 - 08/25/35 "	1,945,524	2,085,746
5.500% due 12/25/25 - 11/25/33 "	1,137,650	1,242,829
6.000% due 11/25/28 "	165,451	182,602
23.260% due 06/25/36 " §	165,975	246,082
23.627% due 03/25/36 " §	236,794	356,475
Fannie Mae (IO)
5.500% due 06/25/23 - 06/01/35 " Δ	2,942,670	451,176
5.794% due 03/25/35 " § Δ	110,705	15,919
6.000% due 08/01/33 - 08/01/35 " Δ	715,190	120,719
6.000% due 09/01/35 " § Δ	289,665	41,473
6.444% due 05/25/35 - 10/25/35 " § Δ	696,157	105,251
6.494% due 08/25/25 " § Δ	721,178	115,974
6.500% due 02/01/32 - 02/01/33 " Δ	448,652	83,185
6.500% due 02/01/33 " § Δ	192,201	37,980
6.814% due 04/25/35 " § Δ	64,661	7,851
6.844% due 11/25/30 " § Δ	231,770	36,637
7.000% due 06/01/23 " Δ	459,405	86,589
7.500% due 08/01/23 - 11/01/23 " Δ	753,185	169,917
7.644% due 11/25/31 " § Δ	495,341	103,260
7.694% due 01/25/32 " § Δ	117,556	22,160
7.744% due 04/25/32 - 12/25/32 " § Δ	1,277,725	232,428
7.843% due 12/18/32 " § Δ	169,814	36,052
7.844% due 03/25/32 - 11/25/32 " § Δ	210,548	38,570
7.994% due 02/25/33 " § Δ	291,272	40,331
Fannie Mae (PO) 0.000% due 09/25/23 " Δ	156,299	139,884
First Horizon Alternative Mortgage Securities
5.500% due 04/25/37 "	260,888	205,110
6.000% due 01/25/35 "	251,181	239,719
Freddie Mac
3.000% due 02/15/30 "	282,320	284,291
4.000% due 08/15/16 - 11/15/27 "	1,049,912	1,066,574
4.375% due 04/15/15 "	126,986	129,374
4.500% due 02/15/17 - 12/15/28 "	323,417	329,731
4.750% due 01/15/31 "	238,428	245,527
5.000% due 02/15/20 - 06/15/33 "	1,187,114	1,255,756
5.500% due 02/15/26 - 10/15/27 "	269,372	272,281
6.000% due 03/15/17 - 02/15/27 "	404,879	438,227
6.500% due 02/15/28 - 03/15/32 "	671,090	759,060
23.440% due 06/15/34 " §	138,766	194,114
23.806% due 08/15/35 " §	71,776	106,554
Freddie Mac (IO)
5.893% due 07/15/25 - 02/15/26 " § Δ	1,252,793	178,253
6.000% due 12/15/32 - 03/01/33 " Δ	453,405	84,754
6.443% due 01/15/35 " § Δ	1,195,249	180,186
6.500% due 02/01/28 " Δ	60,128	10,341
6.993% due 04/15/33 " § Δ	214,066	17,945
7.000% due 04/01/27 " Δ	214,875	50,957
7.343% due 02/15/30 - 02/15/32 " § Δ	29,970	1,539
7.393% due 07/15/26 - 03/15/29 " § Δ	403,099	75,370
Freddie Mac (PO) 0.000% due 06/01/26 " Δ	54,081	48,637
Government National Mortgage Association (IO)
7.243% due 02/16/32 " § Δ	317,293	64,464
7.343% due 01/16/27 " § Δ	262,476	50,267
7.393% due 01/17/30 " § Δ	234,125	52,886
7.443% due 12/16/26 " § Δ	705,587	145,694
Impac CMB Trust 0.796% due 05/25/35 " §	248,363	185,890
JPMorgan Mortgage Trust 7.000% due 08/25/37 "	321,162	279,338
MASTR Adjustable Rate Mortgages Trust 2.934% due 04/21/34 " §	214,938	216,710
MASTR Alternative Loans Trust 6.000% due 07/25/34 "	573,259	570,299
Merrill Lynch Mortgage Investors Inc 2.752% due 06/25/35 " §	258,439	231,104
Residential Accredit Loans Inc
5.750% due 01/25/33 "	170,449	172,108
6.000% due 09/25/36 "	27,903	18,464
Wells Fargo Mortgage-Backed Securities Trust
2.853% due 02/25/35 " §	143,242	131,118
4.339% due 03/25/36 " §	802,487	685,887
4.917% due 03/25/36 " §	503,013	453,159

		16,581,837

Fannie Mae - 8.0%

4.500% due 10/01/25 "	1,187,000	1,248,761
5.000% due 10/01/25 - 10/01/40 "	2,489,000	2,626,394
5.500% due 10/01/25 - 10/01/40 "	3,626,000	3,857,547
6.000% due 10/01/25 - 03/01/37 "	5,401,188	5,861,499
6.500% due 10/01/40 "	1,454,000	1,586,224
7.500% due 01/01/33 "	96,255	109,826
8.500% due 07/01/32 "	6,734	7,613

		15,297,864

Freddie Mac - 1.0%

5.500% due 09/01/39 "	1,096,788	1,164,220
7.000% due 10/01/37 "	748,278	833,853

		1,998,073

Government National Mortgage Association - 2.6%

4.500% due 10/01/40 "	4,655,000	4,900,840

Total Mortgage-Backed Securities
(Cost $39,728,888)		41,056,869

ASSET-BACKED SECURITIES - 2.2%

AmeriCredit Automobile Receivables Trust 1.220% due 10/08/13 "	80,000	80,284
Argent Securities Inc 1.216% due 05/25/34 " §	247,730	223,936
Bayview Financial Acquisition Trust 0.556% due 02/28/41 " §	237,923	194,958
Centre Point Funding LLC 5.430% due 07/20/16 " ~ Δ	91,455	96,835
CIT Equipment Collateral 2.200% due 06/15/11 " ~ Δ	40,869	40,891
Citibank Credit Card Issuance Trust 5.000% due 06/10/15 "	180,000	190,026
CNH Equipment Trust
0.810% due 08/15/12 "	245,000	245,369
2.970% due 03/15/13 "	131,201	132,168
Countrywide Asset-Backed Certificates
0.996% due 02/25/33 " §	15,004	13,108
5.363% due 05/25/36 " §	154,679	125,128
5.382% due 05/25/36 " §	282,130	228,168
Daimler Chrysler Auto Trust 5.280% due 03/08/13 "	230,000	237,437
DT Auto Owner Trust 2.980% due 10/15/15 " ~ Δ	132,131	132,807
Ford Credit Auto Owner Trust
0.800% due 03/15/12 "	347,692	347,938
2.100% due 11/15/11 "	7,631	7,637
2.150% due 06/15/15 "	280,000	288,592
Harley-Davidson Motorcycle Trust 2.000% due 07/15/12 "	211,987	212,387
Honda Auto Receivables Owner Trust 1.500% due 08/15/11 "	95,821	95,922

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Household Home Equity Loan Trust 0.517% due 01/20/35 " §	$240,477	$230,820
MBNA Credit Card Master Note Trust 1.607% due 03/15/16 " §	215,000	212,283
Morgan Stanley Structured Trust 0.336% due 06/25/37 " §	204,857	189,100
Navistar Financial Dealer Note Master Trust 1.906% due 01/26/15 " § ~ Δ	330,000	330,992
Santander Drive Auto Receivables Trust 0.950% due 08/15/13 "	185,000	185,070
Toyota Auto Receivables Owner Trust 0.740% due 07/16/12 "	220,000	220,444

Total Asset-Backed Securities
(Cost $4,369,965)		4,262,300

U.S. GOVERNMENT AGENCY ISSUES - 0.5%

Fannie Mae
1.625% due 10/26/15	180,000	180,234
2.375% due 07/28/15	55,000	57,236
4.875% due 12/15/16	75,000	87,679
5.000% due 03/15/16	100,000	116,864
Freddie Mac
2.875% due 02/09/15	240,000	255,871
5.000% due 02/16/17	100,000	117,642
5.250% due 04/18/16	200,000	236,776

Total U.S. Government Agency Issues
(Cost $1,001,199)		1,052,302

SHORT-TERM INVESTMENT - 16.6%

Repurchase Agreement - 16.6%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $31,633,653; collateralized by Freddie Mac: 0.000% due 12/13/10 and value $32,268,858)	31,633,644	31,633,644

Total Short-Term Investment
(Cost $31,633,644)		31,633,644

TOTAL INVESTMENTS - 106.9%
(Cost $204,086,825)		204,300,858

OTHER ASSETS & LIABILITIES, NET - (6.9%)		(13,234,928)

NET ASSETS - 100.0%		$191,065,930

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	As of September 30, 2010, 2.9% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(c)	As of September 30, 2010, $10,640 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of September 30, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Ultra Long U.S. Treasury 30-Year Bonds (12/10)	1	$100,000	($165)
U.S. Treasury 2-Year Notes (12/10)	23	4,600,000	4,720
U.S. Treasury 10-Year Notes (12/10)	81	8,100,000	85,266
U.S. Treasury 30-Year Bonds (12/10)	100	10,000,000	68,511

Short Futures Outstanding
U.S. Treasury 5-Year Notes (12/10)	3	300,000	(2,729)

			$155,603

(e)	Swap agreements outstanding as of September 30, 2010 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

								Upfront
	Fixed Deal				Implied Credit			Premiums
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Unrealized
Referenced Obligation	Rate		Date	party	09/30/10 (3)	Amount (4)	Value (5)	(Received)	Appreciation
Inco Ltd 7.750% due 05/15/12	(0.630%	)	03/20/17	MSC	0.792%	$520,000	$4,996	$-	$4,996
Inco Ltd 7.750% due 05/15/12	(0.700%	)	03/20/17	MSC	0.792%	515,000	2,753	-	2,753

							$7,749	$-	$7,749

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	09/30/10 (3)	Amount (4)	Value (5)	(Received)	Depreciation
Vale Overseas Ltd 8.250% due 01/17/34	1.100%	03/20/17	MSC	1.317%	$520,000	($6,586)	$-	($6,586)
Vale Overseas Ltd 8.250% due 01/17/34	1.170%	03/20/17	MSC	1.317%	515,000	(4,351)	-	(4,351)

						($10,937)	$-	($10,937)

Total Credit Default Swaps						($3,188)	$-	($3,188)

Total Swap Agreements						($3,188)	$-	($3,188)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as a defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$4,706,100	$4,706,100	$-	$-
	Common Stocks
	Consumer Discretionary	3,832,928	-	3,832,928	-
	Consumer Staples	12,906,588	8,751,276	4,155,312	-
	Energy	14,263,929	14,263,929	-	-
	Financials	14,972,389	14,972,389	-	-
	Health Care	12,638,027	12,638,027	-	-
	Industrials	6,174,134	6,174,134	-	-
	Information Technology	33,632,306	33,632,306	-	-
	Materials	8,119,899	8,119,899	-	-
	Utilities	1,114,236	1,114,236	-	-

		107,654,436	99,666,196	7,988,240	-
	Corporate Bonds & Notes	13,935,207	-	13,935,207	-
	Mortgage-Backed Securities	41,056,869	-	41,056,869	-
	Asset-Backed Securities	4,262,300	-	4,262,300	-
	U.S. Government Agency Issues	1,052,302	-	1,052,302	-
	Short-Term Investment	31,633,644	-	31,633,644	-
	Derivatives (2)
	Credit Contracts	7,749	-	7,749	-
	Interest Rate Contracts	158,497	158,497	-	-

		166,246	158,497	7,749	-

		204,467,104	104,530,793	99,936,311	-

Liabilities	Derivatives (2)
	Credit Contracts	(10,937)	-	(10,937)	-
	Interest Rate Contracts	(2,894)	(2,894)	-	-

		(13,831)	(2,894)	(10,937)	-

	Total	$204,453,273	$104,527,899	$99,925,374	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives include open futures contracts and swap contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	4,010,391	$43,594,389
PD High Yield Bond Market Portfolio	349,523	4,159,534
PD Large-Cap Growth Index Portfolio	788,019	10,446,443
PD Large-Cap Value Index Portfolio	977,738	12,839,415
PD Small-Cap Growth Index Portfolio	142,704	1,979,207
PD Small-Cap Value Index Portfolio	213,795	2,899,405
PD International Large-Cap Portfolio	720,359	9,426,912

Total Affiliated Mutual Funds (Cost $80,381,382)		85,345,305

TOTAL INVESTMENTS - 100.0%
(Cost $80,381,382)		85,345,305

OTHER ASSETS & LIABILITIES, NET - 0.0%		2,099

NET ASSETS - 100.0%		$85,347,404

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	4,054,047	$44,068,944
PD High Yield Bond Market Portfolio	421,858	5,020,363
PD Large-Cap Growth Index Portfolio	1,697,129	22,498,145
PD Large-Cap Value Index Portfolio	1,968,644	25,851,743
PD Small-Cap Growth Index Portfolio	293,384	4,069,038
PD Small-Cap Value Index Portfolio	388,730	5,271,813
PD International Large-Cap Portfolio	1,307,589	17,111,648
PD Emerging Markets Portfolio	255,013	4,014,006

Total Affiliated Mutual Funds (Cost $117,610,092)		127,905,700

TOTAL INVESTMENTS - 100.0%
(Cost $117,610,092)		127,905,700

OTHER ASSETS & LIABILITIES, NET - 0.0%		8,448

NET ASSETS - 100.0%		$127,914,148

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Portfolios’ holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolios’ assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$85,345,305	$85,345,305	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$127,905,700	$127,905,700	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	1,510,314	$16,417,653
PD Large-Cap Growth Index Portfolio	1,415,839	18,769,201
PD Large-Cap Value Index Portfolio	1,594,616	20,940,104
PD Small-Cap Growth Index Portfolio	396,513	5,499,355
PD Small-Cap Value Index Portfolio	459,816	6,235,865
PD International Large-Cap Portfolio	1,227,154	16,059,053
PD Emerging Markets Portfolio	230,216	3,623,697

Total Affiliated Mutual Funds (Cost $80,785,787)		87,544,928

TOTAL INVESTMENTS - 100.0%
(Cost $80,785,787)		87,544,928

OTHER ASSETS & LIABILITIES, NET - 0.0%		7,383

NET ASSETS - 100.0%		$87,552,311

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Affiliated Mutual Funds	$87,544,928	$87,544,928	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 21.3%

Consumer Discretionary - 1.5%

CBS Corp 8.875% due 05/15/19	$25,000	$32,641
Comcast Corp
5.700% due 07/01/19	100,000	114,940
6.950% due 08/15/37	100,000	117,615
Cox Communications Inc 5.450% due 12/15/14	25,000	28,318
DIRECTV Holdings LLC
3.550% due 03/15/15	50,000	51,970
5.200% due 03/15/20	35,000	37,949
Fortune Brands Inc 3.000% due 06/01/12	50,000	50,944
Johnson Controls Inc 5.000% due 03/30/20	50,000	55,055
McDonald’s Corp
4.875% due 07/15/40	10,000	10,418
5.000% due 02/01/19	25,000	28,966
NBC Universal Inc 3.650% due 04/30/15 ~	50,000	52,856
News America Inc
6.900% due 03/01/19	50,000	61,253
6.900% due 08/15/39	50,000	59,124
Nordstrom Inc 6.750% due 06/01/14	20,000	23,476
Princeton University 5.700% due 03/01/39	50,000	59,339
Staples Inc 9.750% due 01/15/14	50,000	61,968
Target Corp
6.000% due 01/15/18	25,000	30,203
7.000% due 01/15/38	25,000	32,349
The Home Depot Inc
5.400% due 03/01/16	50,000	57,024
5.875% due 12/16/36	25,000	26,744
The Walt Disney Co 4.500% due 12/15/13	25,000	27,728
Thomson Reuters Corp (Canada)
4.700% due 10/15/19	25,000	27,643
5.850% due 04/15/40	25,000	27,783
Time Warner Cable Inc
5.000% due 02/01/20	100,000	107,278
6.750% due 06/15/39	50,000	57,880
7.500% due 04/01/14	50,000	58,991
Time Warner Inc
3.150% due 07/15/15	50,000	51,900
4.700% due 01/15/21	50,000	53,079
7.700% due 05/01/32	50,000	62,648
TJX Cos Inc 4.200% due 08/15/15	25,000	27,730
Toll Brothers Finance Corp 6.750% due 11/01/19	25,000	25,915
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	28,384
Viacom Inc
5.625% due 09/15/19	25,000	28,546
6.875% due 04/30/36	25,000	29,437
Yum! Brands Inc
4.250% due 09/15/15	25,000	27,284
6.875% due 11/15/37	25,000	29,993

		1,665,371

Consumer Staples - 1.7%

Altria Group Inc 9.950% due 11/10/38	50,000	72,263
Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	150,000	155,794
4.125% due 01/15/15	50,000	53,897
6.375% due 01/15/40	15,000	18,192
Bunge Ltd Finance Corp 8.500% due 06/15/19	10,000	12,106
Coca-Cola Refreshments USA 4.250% due 03/01/15	25,000	27,734
CVS Caremark Corp
6.302% due 06/01/37 §	50,000	46,268
6.600% due 03/15/19	25,000	30,388
Diageo Capital PLC (United Kingdom) 7.375% due 01/15/14	50,000	59,289
Dr Pepper Snapple Group Inc 2.350% due 12/21/12	25,000	25,665
General Mills Inc 5.400% due 06/15/40	45,000	49,511
HJ Heinz Finance Co 6.000% due 03/15/12	25,000	26,678
Kellogg Co 7.450% due 04/01/31	25,000	34,001
Kimberly-Clark Corp 7.500% due 11/01/18	50,000	65,918
Kraft Foods Inc
5.375% due 02/10/20	100,000	111,913
6.125% due 02/01/18	100,000	118,078
6.500% due 02/09/40	25,000	29,376
PepsiCo Inc
3.100% due 01/15/15	25,000	26,678
5.000% due 06/01/18	100,000	115,359
Philip Morris International Inc 6.875% due 03/17/14	300,000	354,083
Safeway Inc 3.950% due 08/15/20	60,000	60,461
Sara Lee Corp 6.125% due 11/01/32	25,000	26,765
The Clorox Co 3.550% due 11/01/15	25,000	26,879
The Kroger Co 3.900% due 10/01/15	50,000	54,351
The Procter & Gamble Co
3.500% due 02/15/15	50,000	54,673
5.500% due 02/01/34	50,000	58,007
Unilever Capital Corp 5.900% due 11/15/32	50,000	60,411
Wal-Mart Stores Inc
3.200% due 05/15/14	50,000	53,597
6.500% due 08/15/37	100,000	125,238
Walgreen Co 5.250% due 01/15/19	25,000	29,105

		1,982,678

Energy - 1.7%

Anadarko Petroleum Corp 6.450% due 09/15/36	50,000	50,217
Apache Corp 6.000% due 01/15/37	25,000	28,452
BP Capital Markets PLC (United Kingdom) 3.625% due 05/08/14	50,000	51,784
Buckeye Partners LP 5.500% due 08/15/19	25,000	27,392
Canadian Natural Resources Ltd (Canada) 6.750% due 02/01/39	90,000	110,472
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	50,000	58,688

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Chevron Corp 4.950% due 03/03/19	$50,000	$58,229
ConocoPhillips
4.600% due 01/15/15	100,000	112,464
5.750% due 02/01/19	50,000	60,078
6.500% due 02/01/39	50,000	62,855
Devon Energy Corp 6.300% due 01/15/19	50,000	60,603
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	26,187
Enbridge Energy Partners LP 5.200% due 03/15/20	15,000	16,350
EnCana Corp (Canada) 5.900% due 12/01/17	100,000	116,904
Energy Transfer Partners LP 9.000% due 04/15/19	25,000	32,084
Enterprise Products Operating LLC
6.125% due 10/15/39	15,000	16,202
9.750% due 01/31/14	25,000	30,645
Halliburton Co 7.450% due 09/15/39	25,000	34,051
Hess Corp 7.125% due 03/15/33	50,000	61,477
Husky Energy Inc (Canada) 5.900% due 06/15/14	50,000	55,690
Kinder Morgan Energy Partners LP
5.625% due 02/15/15	35,000	39,284
6.950% due 01/15/38	25,000	28,554
Marathon Oil Corp 6.000% due 10/01/17	50,000	58,272
Nexen Inc (Canada) 6.200% due 07/30/19	15,000	17,560
NuStar Logistics LP 4.800% due 09/01/20	25,000	25,303
Petrobras International Finance Co (Cayman)
5.750% due 01/20/20	25,000	27,797
6.875% due 01/20/40	25,000	28,740
Petroleos Mexicanos (Mexico) 4.875% due 03/15/15	50,000	49,912
Plains All American Pipeline LP 4.250% due 09/01/12	50,000	52,168
Rowan Cos Inc 7.875% due 08/01/19	30,000	35,864
Spectra Energy Capital LLC 6.200% due 04/15/18	25,000	29,282
Suncor Energy Inc (Canada) 6.100% due 06/01/18	100,000	117,221
TransCanada Pipelines Ltd (Canada)
7.125% due 01/15/19	25,000	31,722
7.625% due 01/15/39	50,000	66,885
Transocean Inc (Switzerland) 6.000% due 03/15/18	25,000	26,627
Valero Energy Corp 6.125% due 02/01/20	35,000	38,215
Weatherford International Inc 5.950% due 06/15/12	50,000	53,636
Williams Partners LP
3.800% due 02/15/15	50,000	52,679
6.300% due 04/15/40	20,000	22,119
XTO Energy Inc 6.500% due 12/15/18	50,000	63,776

		1,936,440

Financials - 9.2%

ACE INA Holdings Inc 5.900% due 06/15/19	15,000	17,485
Aflac Inc 6.900% due 12/17/39	15,000	16,578
African Development Bank (Multi-National) 1.750% due 10/01/12	25,000	25,521
American Express Co
4.875% due 07/15/13	25,000	27,070
7.000% due 03/19/18	100,000	120,618
American Express Credit Corp 7.300% due 08/20/13	75,000	86,269
American International Group Inc 5.850% due 01/16/18	100,000	104,000
Ameriprise Financial Inc 7.300% due 06/28/19	20,000	24,831
Asian Development Bank (Multi-National)
2.625% due 02/09/15	50,000	52,778
2.750% due 05/21/14	50,000	53,073
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	51,128
Bank of America Corp
3.125% due 06/15/12	100,000	104,246
6.000% due 09/01/17	100,000	108,430
6.500% due 08/01/16	100,000	112,633
Bank of Nova Scotia (Canada) 3.400% due 01/22/15	50,000	53,475
Barclays Bank PLC (United Kingdom) 5.000% due 09/22/16	100,000	109,612
BB&T Corp 3.375% due 09/25/13	50,000	52,526
Berkshire Hathaway Finance Corp
5.400% due 05/15/18	100,000	114,522
5.750% due 01/15/40	25,000	27,696
BlackRock Inc 3.500% due 12/10/14	25,000	26,564
Boston Properties Inc 5.875% due 10/15/19	25,000	27,982
Capital One Bank USA NA 8.800% due 07/15/19	50,000	64,006
Capital One Capital V 10.250% due 08/15/39	25,000	27,219
Capital One Capital VI 8.875% due 05/15/40	40,000	42,300
Capital One Financial Corp 7.375% due 05/23/14	15,000	17,530
Caterpillar Financial Services Corp
1.900% due 12/17/12	65,000	66,483
2.000% due 04/05/13	50,000	51,278
Citibank NA 1.875% due 05/07/12	100,000	102,136
Citigroup Funding Inc 1.875% due 10/22/12	100,000	102,588
Citigroup Inc
4.750% due 05/19/15	150,000	158,043
4.875% due 05/07/15	100,000	103,909
5.300% due 10/17/12	150,000	159,907
6.125% due 11/21/17	100,000	109,394
8.125% due 07/15/39	50,000	63,361
CNA Financial Corp 7.350% due 11/15/19	15,000	16,894
Comerica Inc 3.000% due 09/16/15	100,000	101,373
Corp Andina de Fomento (Multi-National) 8.125% due 06/04/19	25,000	31,218
Credit Suisse NY (Switzerland)
3.450% due 07/02/12	50,000	52,018
4.375% due 08/05/20	100,000	102,330
5.500% due 05/01/14	100,000	112,146
6.000% due 02/15/18	50,000	55,301
Deutsche Bank AG (Germany)
2.375% due 01/11/13	100,000	102,356
5.375% due 10/12/12	100,000	108,866
Duke Realty Corp 6.750% due 03/15/20	25,000	27,972
Eksportfinans ASA (Norway) 3.000% due 11/17/14	50,000	52,778

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value

European Investment Bank (Multi-National)
1.750% due 09/14/12	$50,000	$51,184
2.000% due 02/10/12	100,000	102,021
2.875% due 01/15/15	50,000	53,255
3.000% due 04/08/14	100,000	106,592
3.250% due 10/14/11	100,000	102,972
4.250% due 07/15/13	100,000	109,255
4.875% due 02/15/36	25,000	27,973
5.125% due 05/30/17	50,000	59,549
Fifth Third Bancorp
5.450% due 01/15/17	50,000	52,543
8.250% due 03/01/38	25,000	29,813
FleetBoston Financial Corp 6.875% due 01/15/28	25,000	27,041
General Electric Capital Corp
2.625% due 12/28/12	100,000	104,322
5.250% due 10/19/12	175,000	188,477
5.625% due 05/01/18	100,000	111,171
5.900% due 05/13/14	100,000	113,391
6.750% due 03/15/32	50,000	55,751
6.875% due 01/10/39	100,000	115,225
Genworth Financial Inc 7.700% due 06/15/20	50,000	53,031
Goldman Sachs Capital I 6.345% due 02/15/34	100,000	96,685
HCP Inc 5.650% due 12/15/13	25,000	26,890
Healthcare Realty Trust Inc 6.500% due 01/17/17	25,000	27,125
Hospitality Properties Trust 7.875% due 08/15/14	25,000	28,157
HSBC Finance Corp 5.500% due 01/19/16	100,000	110,002
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	100,000	112,520
Inter-American Development Bank (Multi-National)
3.500% due 03/15/13	100,000	106,747
4.250% due 09/10/18	125,000	142,570
International Bank for Reconstruction & Development (Multi-National)
2.000% due 04/02/12	100,000	102,431
2.375% due 05/26/15	100,000	104,825
International Finance Corp (Multi-National) 3.500% due 05/15/13	25,000	26,834
Jefferies Group Inc 8.500% due 07/15/19	25,000	29,074
JPMorgan Chase & Co
2.125% due 12/26/12	100,000	103,323
4.400% due 07/22/20	50,000	51,307
5.125% due 09/15/14	50,000	54,891
5.375% due 10/01/12	100,000	108,232
6.125% due 06/27/17	50,000	56,678
6.300% due 04/23/19	100,000	116,082
JPMorgan Chase Capital Trust XXVII 7.000% due 11/01/39	50,000	51,482
KeyBank NA 5.700% due 08/15/12	25,000	26,447
KeyCorp 6.500% due 05/14/13	25,000	27,420
Kimco Realty Corp 6.875% due 10/01/19	25,000	29,158
Kreditanstalt fuer Wiederaufbau (Germany)
1.250% due 06/15/12	100,000	101,361
2.000% due 01/17/12	100,000	101,783
3.250% due 03/15/13	100,000	106,044
3.500% due 03/10/14	100,000	108,374
4.000% due 01/27/20	100,000	110,602
4.500% due 07/16/18	50,000	57,640
Landwirtschaftliche Rentenbank (Germany)
1.875% due 09/24/12	50,000	51,154
3.125% due 07/15/15	50,000	53,529
Lincoln National Corp 8.750% due 07/01/19	15,000	19,327
Mack-Cali Realty Corp LP 7.750% due 08/15/19	25,000	29,802
Markel Corp 7.125% due 09/30/19	25,000	28,335
Marsh & McLennan Cos Inc 5.750% due 09/15/15	25,000	27,695
Merrill Lynch & Co Inc
5.000% due 01/15/15	100,000	106,641
6.050% due 08/15/12	100,000	107,369
6.875% due 04/25/18	100,000	112,337
7.750% due 05/14/38	50,000	58,173
MetLife Inc 6.750% due 06/01/16	100,000	119,577
Morgan Stanley
4.750% due 04/01/14	50,000	52,277
5.625% due 01/09/12	100,000	105,349
6.000% due 04/28/15	100,000	110,098
6.250% due 08/09/26	100,000	105,696
Nomura Holdings Inc (Japan)
5.000% due 03/04/15	35,000	37,850
6.700% due 03/04/20	5,000	5,723
Nordic Investment Bank (Multi-National) 2.625% due 10/06/14	100,000	105,232
PACCAR Financial Corp 1.950% due 12/17/12	25,000	25,490
PNC Funding Corp 3.625% due 02/08/15	100,000	105,703
Private Export Funding Corp 4.300% due 12/15/21	25,000	27,542
ProLogis 7.625% due 08/15/14	25,000	27,050
Protective Life Corp 8.450% due 10/15/39	25,000	27,486
Prudential Financial Inc
2.750% due 01/14/13	15,000	15,376
6.200% due 01/15/15	30,000	33,835
7.375% due 06/15/19	70,000	85,413
Regions Financial Corp 7.750% due 11/10/14	50,000	54,228
Royal Bank of Canada (Canada) 2.625% due 12/15/15	25,000	25,961
Simon Property Group LP
5.650% due 02/01/20	25,000	27,924
6.750% due 02/01/40	25,000	29,583
SLM Corp 8.450% due 06/15/18	100,000	101,136
SunTrust Banks Inc 5.000% due 09/01/15	4,000	4,339
Svensk Exportkredit AB (Sweden) 3.250% due 09/16/14	25,000	26,680
The Allstate Corp 6.200% due 05/16/14	75,000	87,635
The Bank of New York Mellon Corp 4.300% due 05/15/14	60,000	65,956
The Bear Stearns Cos Inc LLC 5.700% due 11/15/14	50,000	56,450
The Charles Schwab Corp 4.950% due 06/01/14	25,000	27,808
The Chubb Corp 5.750% due 05/15/18	50,000	57,955
The Goldman Sachs Group Inc
3.250% due 06/15/12	200,000	209,189
3.625% due 08/01/12	70,000	72,887
5.375% due 03/15/20	100,000	105,597
5.625% due 01/15/17	125,000	132,592

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
6.000% due 05/01/14	$100,000	$111,692
6.125% due 02/15/33	50,000	54,567
The Hartford Financial Services Group Inc 6.300% due 03/15/18	50,000	54,080
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	100,000	101,190
6.400% due 10/21/19	50,000	54,495
The Travelers Cos Inc
5.750% due 12/15/17	50,000	57,472
6.250% due 06/15/37	25,000	29,721
Torchmark Corp 9.250% due 06/15/19	50,000	64,074
Toyota Motor Credit Corp 1.375% due 08/12/13	50,000	50,428
UBS AG (Switzerland) 5.750% due 04/25/18	100,000	113,068
US Bank NA 6.300% due 02/04/14	100,000	114,647
USB Capital XIII Trust 6.625% due 12/15/39	15,000	15,391
Wachovia Bank NA 6.600% due 01/15/38	50,000	56,937
Wells Fargo & Co
3.750% due 10/01/14	100,000	106,101
5.000% due 11/15/14	100,000	108,115
5.625% due 12/11/17	100,000	114,069
Westpac Banking Corp (Australia)
2.250% due 11/19/12	25,000	25,494
4.875% due 11/19/19	25,000	26,847

		10,665,060

Health Care - 1.2%

Abbott Laboratories 5.125% due 04/01/19	50,000	57,728
Amgen Inc
5.700% due 02/01/19	25,000	29,927
6.400% due 02/01/39	25,000	30,378
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	25,000	31,578
Bristol-Myers Squibb Co 5.450% due 05/01/18	25,000	29,767
Covidien International Finance SA (Luxembourg) 2.800% due 06/15/15	100,000	103,771
Eli Lilly & Co 4.200% due 03/06/14	50,000	55,086
Express Scripts Inc 5.250% due 06/15/12	100,000	106,802
GlaxoSmithKline Capital Inc
4.850% due 05/15/13	50,000	55,038
6.375% due 05/15/38	50,000	62,378
Johnson & Johnson 5.550% due 08/15/17	50,000	60,408
Life Technologies Corp 4.400% due 03/01/15	25,000	26,705
Medtronic Inc 4.450% due 03/15/20	25,000	27,433
Merck & Co Inc
4.000% due 06/30/15	50,000	55,403
6.000% due 09/15/17	50,000	60,829
Novartis Capital Corp
4.125% due 02/10/14	25,000	27,327
4.400% due 04/24/20	50,000	55,627
Pfizer Inc 7.200% due 03/15/39	100,000	136,536
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	15,754
5.750% due 01/30/40	10,000	10,006
St. Jude Medical Inc 2.200% due 09/15/13	50,000	51,206
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	50,000	52,378
UnitedHealth Group Inc 6.875% due 02/15/38	50,000	60,026
Watson Pharmaceuticals Inc 5.000% due 08/15/14	20,000	21,816
WellPoint Inc 5.875% due 06/15/17	100,000	115,431
Wyeth 5.950% due 04/01/37	50,000	59,200

		1,398,538

Industrials - 1.2%

Boeing Capital Corp 3.250% due 10/27/14	100,000	106,991
Burlington Northern Santa Fe LLC 4.700% due 10/01/19	50,000	55,018
Canadian National Railway Co (Canada) 6.200% due 06/01/36	50,000	61,409
Continental Airlines Inc 9.000% due 07/08/16	47,979	54,696
CSX Corp 7.375% due 02/01/19	50,000	62,871
Deere & Co 4.375% due 10/16/19	50,000	55,132
Emerson Electric Co 4.250% due 11/15/20	25,000	27,422
General Dynamics Corp 5.250% due 02/01/14	87,000	98,306
General Electric Co 5.250% due 12/06/17	150,000	169,080
Goodrich Corp 4.875% due 03/01/20	25,000	27,957
Honeywell International Inc 5.625% due 08/01/12	50,000	54,340
Norfolk Southern Corp 5.900% due 06/15/19	50,000	59,554
Raytheon Co 4.400% due 02/15/20	25,000	27,891
Republic Services Inc 5.500% due 09/15/19	27,000	30,466
Rockwell Collins Inc 5.250% due 07/15/19	100,000	113,567
RR Donnelley & Sons Co 8.600% due 08/15/16	25,000	29,145
The Boeing Co 5.875% due 02/15/40	5,000	5,944
Tyco International Finance SA (Luxembourg)
3.375% due 10/15/15	50,000	52,843
4.125% due 10/15/14	25,000	27,243
Union Pacific Corp 6.125% due 02/15/20	25,000	30,099
United Parcel Service Inc 6.200% due 01/15/38	50,000	61,861
United Technologies Corp
4.500% due 04/15/20	30,000	33,706
6.125% due 07/15/38	25,000	30,302
Waste Management Inc 7.750% due 05/15/32	100,000	128,010

		1,403,853

Information Technology - 0.9%

Arrow Electronics Inc 6.000% due 04/01/20	25,000	26,998
Avnet Inc 6.000% due 09/01/15	300,000	331,321

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Cisco Systems Inc 4.950% due 02/15/19	$200,000	$229,201
Dell Inc 5.875% due 06/15/19	25,000	29,060
Hewlett-Packard Co
4.250% due 02/24/12	50,000	52,448
4.750% due 06/02/14	25,000	28,056
International Business Machines Corp
1.000% due 08/05/13	105,000	105,445
2.100% due 05/06/13	50,000	51,636
5.600% due 11/30/39	26,000	30,034
Microsoft Corp 5.200% due 06/01/39	35,000	38,590
Oracle Corp
3.750% due 07/08/14	25,000	27,279
6.500% due 04/15/38	25,000	31,164
Xerox Corp 8.250% due 05/15/14	40,000	48,008

		1,029,240

Materials - 0.9%

Air Products & Chemicals Inc 4.375% due 08/21/19	25,000	26,666
Alcoa Inc 6.750% due 07/15/18	50,000	53,963
ArcelorMittal (Luxembourg) 9.000% due 02/15/15	75,000	90,616
Barrick Australia Finance Ltd (Australia) 5.950% due 10/15/39	25,000	28,467
Bemis Co Inc 5.650% due 08/01/14	5,000	5,658
BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	75,000	92,205
Cabot Corp 5.000% due 10/01/16	25,000	27,426
Cliffs Natural Resources Inc 5.900% due 03/15/20	25,000	27,496
E.I. du Pont de Nemours & Co
3.250% due 01/15/15	25,000	26,779
4.625% due 01/15/20	25,000	27,871
International Paper Co 7.500% due 08/15/21	40,000	47,945
Newmont Mining Corp 6.250% due 10/01/39	25,000	28,763
Potash Corp of Saskatchewan Inc (Canada) 3.750% due 09/30/15	20,000	20,732
Praxair Inc 2.125% due 06/14/13	50,000	51,444
Rio Tinto Finance USA Ltd (Australia)
5.875% due 07/15/13	100,000	111,538
7.125% due 07/15/28	50,000	63,408
Teck Resources Ltd (Canada) 9.750% due 05/15/14	50,000	61,708
The Dow Chemical Co
7.600% due 05/15/14	35,000	40,928
9.400% due 05/15/39	50,000	70,993
The Valspar Corp 7.250% due 06/15/19	25,000	30,514
Vale Overseas Ltd (Cayman) 6.875% due 11/10/39	45,000	51,786

		986,906

Telecommunication Services - 1.4%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	50,000	54,169
6.125% due 03/30/40	50,000	55,902
AT&T Inc
4.950% due 01/15/13	100,000	108,730
5.350% due 09/01/40 ~	61,000	61,498
5.500% due 02/01/18	100,000	116,149
6.550% due 02/15/39	100,000	116,670
BellSouth Corp 6.000% due 11/15/34	50,000	53,209
British Telecommunications PLC (United Kingdom) 9.875% due 12/15/30	50,000	69,784
Deutsche Telekom International Finance BV (Netherlands) 5.875% due 08/20/13	50,000	55,892
Embarq Corp 7.082% due 06/01/16	50,000	55,654
France Telecom SA (France) 8.500% due 03/01/31	50,000	72,509
Rogers Communications Inc (Canada) 6.375% due 03/01/14	50,000	57,657
Telecom Italia Capital SA (Luxembourg) 6.175% due 06/18/14	100,000	110,397
Telefonica Emisiones SAU (Spain) 4.949% due 01/15/15	50,000	54,777
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	50,000	66,049
Verizon Communications Inc
4.350% due 02/15/13	100,000	107,894
6.350% due 04/01/19	100,000	122,221
7.350% due 04/01/39	50,000	64,405
Verizon Wireless Capital LLC
5.550% due 02/01/14	100,000	113,197
8.500% due 11/15/18	50,000	68,179
Vodafone Group PLC (United Kingdom) 4.150% due 06/10/14	50,000	54,063

		1,639,005

Utilities - 1.6%

Alliant Energy Corp 4.000% due 10/15/14	50,000	52,611
Ameren Energy Generating Co 6.300% due 04/01/20	25,000	24,747
Avista Corp 5.125% due 04/01/22	15,000	16,624
Carolina Power & Light Co 6.300% due 04/01/38	25,000	30,846
CenterPoint Energy Houston Electric LLC 7.000% due 03/01/14	25,000	29,525
Commonwealth Edison Co 4.000% due 08/01/20	40,000	42,009
Consolidated Edison Co of New York Inc
5.850% due 03/15/36	25,000	28,571
6.650% due 04/01/19	50,000	62,972
Constellation Energy Group Inc 4.550% due 06/15/15	25,000	26,883
Consumers Energy Co 6.700% due 09/15/19	25,000	31,395
Dominion Resources Inc 5.200% due 08/15/19	20,000	22,908
DTE Energy Co 7.625% due 05/15/14	100,000	119,018
Duke Energy Carolinas LLC
5.300% due 02/15/40	25,000	27,311
6.100% due 06/01/37	25,000	29,582
Duke Energy Ohio Inc 2.100% due 06/15/13	50,000	51,377
Entergy Gulf States LLC 5.590% due 10/01/24	15,000	17,113
EQT Corp 8.125% due 06/01/19	25,000	31,041
Exelon Generation Co LLC
6.200% due 10/01/17	25,000	29,349
6.250% due 10/01/39	25,000	26,883

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Florida Power & Light Co
5.690% due 03/01/40	$35,000	$40,397
5.950% due 02/01/38	25,000	29,498
Florida Power Corp 6.350% due 09/15/37	25,000	30,757
Georgia Power Co 4.250% due 12/01/19	25,000	26,978
Metropolitan Edison Co 7.700% due 01/15/19	50,000	62,747
MidAmerican Energy Co 6.750% due 12/30/31	100,000	124,775
MidAmerican Energy Holdings Co 6.500% due 09/15/37	25,000	30,116
National Rural Utilities Cooperative Finance Corp 8.000% due 03/01/32	50,000	67,037
NiSource Finance Corp 10.750% due 03/15/16	50,000	66,145
Northern States Power Co
4.850% due 08/15/40	50,000	51,891
5.350% due 11/01/39	10,000	11,084
NSTAR 4.500% due 11/15/19	15,000	16,563
Ohio Power Co 5.375% due 10/01/21	30,000	34,288
ONEOK Partners LP 8.625% due 03/01/19	50,000	64,936
Pacific Gas & Electric Co
4.800% due 03/01/14	50,000	55,098
6.050% due 03/01/34	25,000	28,427
6.250% due 03/01/39	25,000	29,435
Progress Energy Inc 6.000% due 12/01/39	25,000	28,331
PSEG Power LLC 2.500% due 04/15/13	50,000	51,412
Public Service Co of Colorado 5.125% due 06/01/19	15,000	17,297
Public Service Co of Oklahoma 5.150% due 12/01/19	20,000	21,918
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	27,369
Sempra Energy 6.000% due 10/15/39	25,000	28,327
Southern California Edison Co 5.750% due 03/15/14	50,000	57,516
Southern Co 4.150% due 05/15/14	50,000	54,226
TransAlta Corp (Canada) 4.750% due 01/15/15	25,000	27,157
Virginia Electric & Power Co
5.000% due 06/30/19	35,000	39,927
8.875% due 11/15/38	25,000	38,162
Wisconsin Electric Power Co 4.250% due 12/15/19	25,000	27,401

		1,889,980

Total Corporate Bonds & Notes
(Cost $22,889,976)		24,597,071

MORTGAGE-BACKED SECURITIES - 35.5%

Collateralized Mortgage Obligations - Commercial - 3.0%

Banc of America Commercial Mortgage Inc
5.356% due 10/10/45 "	50,000	52,618
5.369% due 10/10/45 "	50,000	52,374
5.634% due 04/10/49 " §	100,000	103,902
5.867% due 04/10/49 " §	100,000	102,529
Bear Stearns Commercial Mortgage Securities
4.750% due 02/13/46 " §	100,000	106,618
5.537% due 10/12/41 "	175,000	193,395
Citigroup Commercial Mortgage Trust
5.293% due 12/11/49 "	100,000	106,353
5.548% due 01/15/46 " §	100,000	107,924
5.887% due 12/10/49 " §	200,000	214,462
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.617% due 10/15/48 "	260,000	283,371
Commercial Mortgage Pass-Through Certificates 4.982% due 05/10/43 " §	100,000	108,823
CS First Boston Mortgage Securities Corp 5.014% due 02/15/38 " §	50,000	53,753
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	100,000	106,725
6.080% due 07/10/38 " §	100,000	109,721
GS Mortgage Securities Corp II
5.396% due 08/10/38 " §	100,000	109,168
5.553% due 04/10/38 " §	100,000	107,821
JPMorgan Chase Commercial Mortgage Securities Corp
5.305% due 01/15/49 "	100,000	102,318
5.335% due 08/12/37 " §	100,000	109,332
5.429% due 12/12/43 "	100,000	106,660
5.814% due 06/12/43 " §	100,000	109,026
LB-UBS Commercial Mortgage Trust
4.510% due 12/15/29 "	100,000	102,676
5.109% due 06/15/29 " §	100,000	104,766
5.866% due 09/15/45 " §	100,000	105,975
6.080% due 06/15/38 " §	250,000	275,831
Morgan Stanley Capital I
4.989% due 08/13/42 "	50,000	54,316
5.514% due 11/12/49 " §	100,000	109,552
6.075% due 06/11/49 " §	100,000	107,140
Morgan Stanley Dean Witter Capital I 4.740% due 11/13/36 "	100,000	105,880
Wachovia Bank Commercial Mortgage Trust
4.964% due 11/15/35 " §	100,000	108,403
5.795% due 07/15/45 " §	100,000	98,654

		3,520,086

Fannie Mae - 15.1%

3.569% due 08/01/39 " §	217,702	227,075
4.000% due 04/01/24 - 01/01/40 "	1,527,532	1,586,541
4.500% due 07/01/24 - 10/01/40 "	3,981,225	4,176,707
4.778% due 06/01/38 " §	80,806	85,305
5.000% due 08/01/20 - 10/01/40 "	4,061,538	4,300,052
5.500% due 02/01/24 - 05/01/39 "	3,589,999	3,837,358
5.686% due 09/01/37 " §	215,994	232,716
6.000% due 09/01/34 - 01/01/39 "	2,136,305	2,304,649
6.500% due 09/01/36 - 06/01/38 "	602,029	658,727

		17,409,130

Freddie Mac - 11.0%

4.000% due 02/01/25 - 10/01/40 "	1,559,473	1,618,332
4.500% due 08/01/24 - 09/01/40 "	3,117,074	3,254,699
5.000% due 03/01/19 - 10/01/40 "	2,655,834	2,799,080
5.500% due 11/01/17 - 04/01/40 "	2,633,389	2,801,113
5.545% due 11/01/37 " §	203,183	215,411
6.000% due 03/01/23 - 08/01/37 "	1,281,790	1,380,031
6.500% due 08/01/37 - 04/01/39 "	543,199	592,957

		12,661,623

Government National Mortgage Association - 6.4%

4.000% due 06/15/39 - 10/01/40 "	394,161	407,667
4.500% due 03/15/39 - 08/15/40 "	2,054,608	2,170,783
5.000% due 09/15/39 - 10/01/40 "	2,118,817	2,264,873
5.500% due 04/15/37 - 10/01/40 "	1,453,452	1,566,238

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
6.000% due 01/15/38 - 10/01/40 "	$718,441	$781,013
6.500% due 10/15/37 - 10/15/38 "	130,034	143,267

		7,333,841

Total Mortgage-Backed Securities
(Cost $39,911,281)		40,924,680

ASSET-BACKED SECURITIES - 0.3%

Citibank Credit Card Issuance Trust 5.650% due 09/20/19 "	100,000	120,048
USAA Auto Owner Trust
2.530% due 07/15/15 "	40,000	41,473
4.770% due 09/15/14 "	200,000	213,625

Total Asset-Backed Securities
(Cost $354,170)		375,146

U.S. GOVERNMENT AGENCY ISSUES - 6.2%

Fannie Mae
1.000% due 11/23/11	80,000	80,614
1.000% due 04/04/12	100,000	100,860
1.125% due 07/30/12	200,000	202,282
1.125% due 10/08/13	100,000	100,201
1.350% due 08/16/13	100,000	100,256
1.375% due 07/19/13	100,000	100,531
1.500% due 07/19/13	100,000	100,215
1.750% due 05/07/13	100,000	102,718
1.850% due 03/25/13	50,000	50,288
2.000% due 01/09/12	400,000	408,238
2.000% due 05/10/13	100,000	100,148
2.000% due 09/21/15	100,000	100,394
2.000% due 09/30/15	100,000	100,096
2.500% due 05/15/14	250,000	262,607
2.625% due 11/20/14	50,000	52,787
2.750% due 02/05/14	125,000	132,370
3.000% due 09/29/14	25,000	25,593
3.125% due 11/10/14	100,000	100,322
3.625% due 02/12/13	100,000	106,989
4.000% due 01/20/17	50,000	50,517
5.000% due 03/15/16	100,000	116,864
5.000% due 05/11/17	150,000	176,941
5.375% due 06/12/17	100,000	120,359
7.125% due 01/15/30	100,000	143,464
Federal Farm Credit Bank
1.400% due 10/28/13	25,000	25,020
1.750% due 02/21/13	100,000	102,248
1.875% due 12/07/12	50,000	51,332
2.125% due 06/18/12	100,000	102,742
3.000% due 09/22/14	50,000	53,671
Federal Home Loan Bank
0.850% due 12/21/12	100,000	100,018
1.500% due 01/16/13	100,000	102,003
1.625% due 03/20/13	100,000	102,344
1.850% due 12/21/12	50,000	50,128
2.000% due 10/05/12	25,000	25,005
4.625% due 10/10/12	200,000	216,673
4.750% due 12/16/16	50,000	58,274
5.000% due 11/17/17	200,000	237,273
5.125% due 08/14/13	200,000	224,948
5.250% due 06/18/14	100,000	115,349
5.375% due 05/18/16	200,000	239,142
5.750% due 05/15/12	200,000	217,139
Financing Corp 10.700% due 10/06/17	50,000	76,648
Freddie Mac
1.125% due 01/14/13	100,000	100,316
1.350% due 03/28/14	100,000	100,286
1.500% due 10/28/13	25,000	25,076
1.750% due 06/15/12	100,000	102,195
1.875% due 03/08/13	25,000	25,135
2.125% due 03/23/12	200,000	204,986
2.500% due 01/07/14	200,000	210,060
2.875% due 02/09/15	100,000	106,613
3.500% due 05/29/13	100,000	107,332
4.125% due 12/21/12	200,000	215,437
4.125% due 09/27/13	150,000	164,642
4.750% due 11/17/15	100,000	115,777
4.875% due 06/13/18	100,000	117,677
5.000% due 04/18/17	150,000	177,065
5.500% due 08/20/12	100,000	109,388
6.250% due 07/15/32	75,000	101,043
Tennessee Valley Authority
4.750% due 08/01/13	50,000	55,411
5.250% due 09/15/39	25,000	29,126
5.375% due 04/01/56	50,000	60,083

Total U.S. Government Agency Issues
(Cost $6,933,821)		7,163,259

U.S. TREASURY OBLIGATIONS - 33.1%

U.S. Treasury Bonds - 5.4%

3.500% due 02/15/39	100,000	96,734
4.250% due 05/15/39	450,000	494,789
4.375% due 11/15/39	350,000	392,602
4.375% due 05/15/40	325,000	364,964
4.500% due 02/15/36	250,000	287,422
4.500% due 08/15/39	425,000	486,559
4.625% due 02/15/40	325,000	379,691
5.000% due 05/15/37	50,000	62,078
5.250% due 11/15/28	50,000	63,180
5.250% due 02/15/29	125,000	158,008
5.375% due 02/15/31	75,000	96,563
5.500% due 08/15/28	200,000	259,469
6.125% due 11/15/27	100,000	138,078
6.125% due 08/15/29	50,000	69,586
6.250% due 05/15/30	205,000	290,139
6.375% due 08/15/27	295,000	416,826
6.625% due 02/15/27	100,000	144,313
6.750% due 08/15/26	100,000	145,437
6.875% due 08/15/25	100,000	145,312
7.250% due 05/15/16	250,000	327,949
7.500% due 11/15/24	100,000	151,594
7.625% due 02/15/25	150,000	230,273
8.000% due 11/15/21	150,000	226,266
8.125% due 08/15/19	100,000	146,289
8.125% due 08/15/21	250,000	378,945
8.750% due 05/15/17	100,000	143,625
8.750% due 05/15/20	100,000	153,891

		6,250,582

U.S. Treasury Notes - 27.7%

0.375% due 08/31/12	400,000	399,734
0.375% due 09/30/12	300,000	299,719
0.625% due 06/30/12	500,000	502,109
0.625% due 07/31/12	300,000	301,301
0.750% due 11/30/11	200,000	201,039
0.750% due 05/31/12	500,000	503,123
0.750% due 08/15/13	200,000	200,797
0.875% due 01/31/12	500,000	503,692
0.875% due 02/29/12	200,000	201,563
1.000% due 10/31/11	300,000	302,285
1.000% due 12/31/11	100,000	100,863
1.000% due 03/31/12	300,000	302,999
1.000% due 04/30/12	200,000	202,055

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
1.000% due 07/15/13	$400,000	$404,438
1.125% due 12/15/11	300,000	302,918
1.125% due 01/15/12	200,000	202,102
1.125% due 12/15/12	100,000	101,430
1.375% due 02/15/12	500,000	507,246
1.375% due 03/15/12	200,000	203,117
1.375% due 04/15/12	350,000	355,633
1.375% due 05/15/12	500,000	508,184
1.375% due 09/15/12	400,000	407,422
1.375% due 10/15/12	200,000	203,797
1.375% due 11/15/12	500,000	509,766
1.375% due 01/15/13	300,000	306,000
1.375% due 02/15/13	500,000	510,195
1.375% due 03/15/13	200,000	204,157
1.375% due 05/15/13	400,000	408,438
1.500% due 07/15/12	100,000	102,047
1.750% due 11/15/11	100,000	101,613
1.750% due 08/15/12	200,000	205,047
1.750% due 04/15/13	400,000	412,187
1.750% due 03/31/14	200,000	206,547
1.750% due 07/31/15	400,000	409,783
1.875% due 02/28/14	425,000	440,672
1.875% due 04/30/14	125,000	129,668
1.875% due 06/30/15	550,000	566,973
2.000% due 11/30/13	200,000	208,219
2.125% due 11/30/14	200,000	209,109
2.125% due 05/31/15	200,000	208,593
2.250% due 05/31/14	200,000	210,219
2.250% due 01/31/15	200,000	209,969
2.375% due 08/31/14	300,000	316,641
2.375% due 09/30/14	300,000	316,758
2.375% due 10/31/14	400,000	422,312
2.375% due 02/28/15	500,000	527,538
2.375% due 03/31/16	100,000	104,891
2.500% due 04/30/15	200,000	212,094
2.500% due 06/30/17	300,000	312,609
2.625% due 06/30/14	200,000	212,953
2.625% due 07/31/14	400,000	425,938
2.625% due 12/31/14	400,000	426,344
2.625% due 02/29/16	350,000	372,121
2.625% due 04/30/16	500,000	530,547
2.625% due 08/15/20	200,000	201,875
2.750% due 02/28/13	200,000	210,953
2.750% due 10/31/13	300,000	319,078
2.750% due 11/30/16	200,000	212,594
2.750% due 05/31/17	200,000	211,656
2.750% due 02/15/19	550,000	570,711
3.000% due 08/31/16	200,000	215,844
3.000% due 09/30/16	300,000	323,672
3.000% due 02/28/17	100,000	107,586
3.125% due 04/30/13	100,000	106,719
3.125% due 08/31/13	150,000	160,898
3.125% due 09/30/13	500,000	536,875
3.125% due 10/31/16	200,000	217,156
3.125% due 01/31/17	400,000	433,594
3.125% due 05/15/19	360,000	382,697
3.250% due 05/31/16	600,000	657,141
3.250% due 07/31/16	250,000	273,711
3.250% due 12/31/16	200,000	218,375
3.250% due 03/31/17	50,000	54,539
3.375% due 11/30/12	100,000	106,391
3.375% due 11/15/19	750,000	808,242
3.500% due 05/31/13	100,000	107,930
3.500% due 05/15/20	400,000	434,283
3.625% due 12/31/12	150,000	160,664
3.625% due 05/15/13	150,000	162,328
3.625% due 08/15/19	675,000	742,500
3.625% due 02/15/20	500,000	548,515
3.750% due 11/15/18	375,000	419,033
3.875% due 02/15/13	100,000	108,109
3.875% due 05/15/18	200,000	225,891
4.000% due 02/15/14	200,000	221,719
4.000% due 02/15/15	350,000	393,695
4.000% due 08/15/18	150,000	170,613
4.125% due 05/15/15	200,000	226,766
4.250% due 09/30/12	150,000	161,473
4.250% due 08/15/13	200,000	220,922
4.250% due 11/15/13	100,000	111,149
4.250% due 11/15/14	200,000	226,828
4.250% due 08/15/15	250,000	285,801
4.250% due 11/15/17	150,000	173,613
4.500% due 11/30/11	500,000	524,336
4.500% due 04/30/12	300,000	319,793
4.500% due 02/15/16	300,000	348,234
4.625% due 10/31/11	100,000	104,672
4.625% due 07/31/12	300,000	323,426
4.625% due 11/15/16	100,000	117,524
4.625% due 02/15/17	300,000	352,781
4.750% due 05/31/12	700,000	751,024
4.750% due 05/15/14	100,000	114,149
4.875% due 02/15/12	200,000	212,484
4.875% due 08/15/16	200,000	237,516
5.125% due 05/15/16	100,000	119,797

		31,915,389

Total U.S. Treasury Obligations
(Cost $36,459,967)		38,165,971

FOREIGN GOVERNMENT BONDS & NOTES - 1.8%

Brazilian Government International Bond (Brazil)
5.625% due 01/07/41	125,000	137,812
8.000% due 01/15/18	41,667	50,021
8.875% due 10/14/19	100,000	141,250
10.125% due 05/15/27	50,000	80,750
Canadian Government International Bond (Canada) 2.375% due 09/10/14	50,000	52,446
Export Development Canada (Canada) 2.375% due 03/19/12	50,000	51,400
Export-Import Bank of Korea (South Korea) 5.875% due 01/14/15	100,000	112,004
Israel Government AID Bond (Israel) 5.500% due 04/26/24	25,000	31,147
Japan Finance Corp (Japan)
1.875% due 09/24/15	100,000	101,045
2.125% due 11/05/12	25,000	25,586
Korea Development Bank (South Korea) 8.000% due 01/23/14	100,000	117,086
Province of Ontario (Canada)
2.625% due 01/20/12	100,000	102,558
2.950% due 02/05/15	100,000	105,995
4.000% due 10/07/19	50,000	54,068
Province of Quebec (Canada) 7.500% due 09/15/29	25,000	36,523
Republic of Italy (Italy)
4.500% due 01/21/15	100,000	107,270
5.250% due 09/20/16	100,000	110,326
Republic of Korea (South Korea) 5.750% due 04/16/14	50,000	56,160
Republic of Panama (Panama)
5.200% due 01/30/20	25,000	27,813
6.700% due 01/26/36	25,000	30,812
Republic of Peru (Peru) 7.125% due 03/30/19	100,000	125,750
Republic of Poland (Poland) 6.375% due 07/15/19	20,000	23,667

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
South Africa Government International Bond (South Africa) 6.875% due 05/27/19	$100,000	$122,750
United Mexican States (Mexico)
5.875% due 02/17/14	100,000	113,500
5.950% due 03/19/19	50,000	58,925
6.750% due 09/27/34	50,000	62,375

Total Foreign Government Bonds & Notes
(Cost $1,894,659)		2,039,039

MUNICIPAL BONDS - 0.8%

American Municipal Power-Ohio Inc 6.449% due 02/15/44	25,000	26,877
Bay Area Toll Authority CA Bridge Revenue
6.263% due 04/01/49	25,000	27,929
7.043% due 04/01/50	50,000	55,129
Central Puget Sound Regional Transportation Authorized Revenue WA 5.491% due 11/01/39	25,000	27,410
City & County of Denver CO 5.650% due 08/01/30	100,000	103,575
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	101,462
5.456% due 12/01/39	25,000	27,152
Illinois State Toll Highway Authority 5.851% due 12/01/34	25,000	25,756
Metropolitan Transportation Authority NY 5.871% due 11/15/39	25,000	25,100
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	25,000	26,905
New York City Municipal Water Finance Authority 6.011% due 06/15/42	10,000	11,161
New York State Urban Development Corp 5.770% due 03/15/39	25,000	26,519
Pennsylvania Turnpike Commission
5.511% due 12/01/45	75,000	75,459
6.105% due 12/01/39	25,000	27,446
San Francisco City & County Public Utilities Commission CA 6.000% due 11/01/40	25,000	26,155
State of California
4.850% due 10/01/14	50,000	52,759
5.750% due 03/01/17	50,000	54,751
6.200% due 10/01/19	25,000	27,704
7.500% due 04/01/34	50,000	54,449
7.625% due 03/01/40	40,000	44,035
State of Illinois 5.100% due 06/01/33	50,000	42,000
State of Utah Build America ‘D’ 4.554% due 07/01/24	15,000	16,117
State of Washington 5.481% due 08/01/39	25,000	27,138
Texas State Transportation Commission 5.178% due 04/01/30	25,000	26,894

Total Municipal Bonds
(Cost $916,422)		959,882

	Shares
SHORT-TERM INVESTMENT - 5.1%

Money Market Fund - 5.1%

Federated Prime Obligations Fund	5,940,798	5,940,798

Total Short-Term Investment
(Cost $5,940,798)		5,940,798

TOTAL INVESTMENTS - 104.1%
(Cost $115,301,094)		120,165,846

OTHER ASSETS & LIABILITIES, NET - (4.1%)		(4,711,038)

NET ASSETS - 100.0%		$115,454,808

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$24,597,071	$-	$24,597,071	$-
	Mortgage-Backed Securities	40,924,680	-	40,924,680	-
	Asset-Backed Securities	375,146	-	375,146	-
	U.S. Government Agency Issues	7,163,259	-	7,163,259	-
	U.S. Treasury Obligations	38,165,971	-	38,165,971	-
	Foreign Government Bonds & Notes	2,039,039	-	2,039,039	-
	Municipal Bonds	959,882	-	959,882	-
	Short-Term Investment	5,940,798	5,940,798	-	-

	Total	$120,165,846	$5,940,798	$114,225,048	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO (Formerly PD High Yield Bond Index Portfolio)
Schedule of Investments
September 30, 2010 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS & NOTES - 97.7%

Consumer Discretionary - 22.3%

Allbritton Communications Co 8.000% due 05/15/18	$25,000	$25,188
AMC Entertainment Inc 8.750% due 06/01/19	100,000	105,875
American Axle & Manufacturing Holdings Inc 9.250% due 01/15/17 ~	25,000	27,500
Ameristar Casinos Inc 9.250% due 06/01/14	150,000	160,875
ARAMARK Corp 8.500% due 02/01/15	75,000	78,375
Belo Corp 8.000% due 11/15/16	25,000	26,844
Brunswick Corp 11.250% due 11/01/16 ~	100,000	115,750
Cablevision Systems Corp
7.750% due 04/15/18	100,000	106,250
8.000% due 04/15/20	100,000	108,125
CCH II LLC 13.500% due 11/30/16	150,000	178,875
CCO Holdings LLC 7.250% due 10/30/17 ~	100,000	101,875
Cengage Learning Acquisitions Inc 10.500% due 01/15/15 ~	100,000	99,875
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	100,000	106,000
Clear Channel Communications Inc 10.750% due 08/01/16	150,000	117,750
Clear Channel Worldwide Holdings Inc 9.250% due 12/15/17	100,000	107,250
Cooper-Standard Automotive Inc 8.500% due 05/01/18 ~	25,000	26,063
D.R. Horton Inc 5.250% due 02/15/15	150,000	148,875
DISH DBS Corp 7.125% due 02/01/16	350,000	369,687
Dollar General Corp 10.625% due 07/15/15	208,000	230,360
Easton-Bell Sports Inc 9.750% due 12/01/16	10,000	10,913
Ford Motor Co 7.450% due 07/16/31	150,000	157,125
Hanesbrands Inc 8.000% due 12/15/16	65,000	68,981
Harrah’s Operating Co Inc 10.000% due 12/15/18	350,000	281,312
Icahn Enterprises LP
7.750% due 01/15/16	50,000	50,500
8.000% due 01/15/18	50,000	50,500
Insight Communications Co Inc 9.375% due 07/15/18 ~	50,000	53,375
Interactive Data Corp 10.250% due 08/01/18 ~	10,000	10,750
J.C. Penney Co Inc
5.650% due 06/01/20	100,000	102,375
6.375% due 10/15/36	51,000	49,470
Jarden Corp 7.500% due 05/01/17	75,000	78,000
K Hovnanian Enterprises Inc 8.625% due 01/15/17	100,000	66,500
KB Home 6.250% due 06/15/15	100,000	96,000
Lamar Media Corp
7.875% due 04/15/18	30,000	31,650
9.750% due 04/01/14	75,000	86,250
Lear Corp 7.875% due 03/15/18	50,000	53,250
Lennar Corp 5.600% due 05/31/15	250,000	236,875
Libbey Glass Inc 10.000% due 02/15/15 ~	35,000	37,800
Limited Brands Inc 8.500% due 06/15/19	100,000	116,750
LIN Television Corp 8.375% due 04/15/18 ~	100,000	106,125
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	25,000	25,375
Macy’s Retail Holdings Inc 5.900% due 12/01/16	350,000	374,500
Mediacom LLC 9.125% due 08/15/19	50,000	52,000
MGM MIRAGE 13.000% due 11/15/13	250,000	295,000
Michaels Stores Inc 10.000% due 11/01/14	100,000	105,875
Netflix Inc 8.500% due 11/15/17	25,000	28,000
Nielsen Finance LLC 10.000% due 08/01/14	250,000	264,062
Peninsula Gaming LLC 10.750% due 08/15/17	75,000	79,594
Penn National Gaming Inc 8.750% due 08/15/19	75,000	80,062
Pinnacle Entertainment Inc 7.500% due 06/15/15	75,000	72,937
PulteGroup Inc 5.250% due 01/15/14	200,000	201,500
Quebecor Media Inc (Canada) 7.750% due 03/15/16	100,000	103,625
QVC Inc 7.125% due 04/15/17 ~	90,000	93,600
Royal Caribbean Cruises Ltd (Liberia) 7.000% due 06/15/13	250,000	264,062
Salem Communications Corp 9.625% due 12/15/16	23,000	24,553
Scientific Games Corp 8.125% due 09/15/18 ~	50,000	51,250
Service Corp International 7.000% due 06/15/17	100,000	106,250
Sinclair Television Group Inc 9.250% due 11/01/17 ~	50,000	53,875
Stanadyne Corp 10.000% due 08/15/14	25,000	23,750
Starwood Hotels & Resorts Worldwide Inc 7.875% due 10/15/14	250,000	281,250
Tenneco Inc 8.625% due 11/15/14	75,000	77,250
The Bon-Ton Department Stores Inc 10.250% due 03/15/14	50,000	49,500
The Goodyear Tire & Rubber Co 10.500% due 05/15/16	100,000	113,750
The McClatchy Co 11.500% due 02/15/17	25,000	26,719
The Neiman Marcus Group Inc 10.375% due 10/15/15	75,000	79,125
The ServiceMaster Co 10.750% due 07/15/15 ~	75,000	80,250
Toys R Us Property Co I LLC 10.750% due 07/15/17	100,000	113,500
Toys R Us Property Co II LLC 8.500% due 12/01/17 ~	25,000	26,563
Umbrella Acquisition Inc 9.750% due 03/15/15 ~	138,469	133,276
Virgin Media Finance PLC (United Kingdom) 9.500% due 08/15/16	100,000	113,500
Visant Corp 10.000% due 10/01/17 ~	20,000	20,950

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Wendy’s/Arby’s Restaurants LLC 10.000% due 07/15/16	$50,000	$53,438
WMG Acquisition Corp 9.500% due 06/15/16	100,000	107,500
Wynn Las Vegas LLC 7.750% due 08/15/20 ~	55,000	58,300
XM Satellite Radio Inc 13.000% due 08/01/13 ~	75,000	86,625

		7,707,259

Consumer Staples - 3.9%

Bumble Bee Foods LLC 7.750% due 12/15/15	23,000	24,725
Central Garden & Pet Co 8.250% due 03/01/18	50,000	51,313
Constellation Brands Inc 7.250% due 05/15/17	100,000	107,125
Cott Beverages Inc 8.375% due 11/15/17 ~	25,000	26,563
Diversey Inc 8.250% due 11/15/19	25,000	26,875
NBTY Inc 9.000% due 10/01/18 ~	50,000	52,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp
8.250% due 09/01/17 ~	100,000	101,500
9.250% due 04/01/15 ~	25,000	26,125
Reddy Ice Corp 11.250% due 03/15/15	50,000	51,375
Revlon Consumer Products Corp 9.750% due 11/15/15	50,000	52,750
Reynolds Group Issuer Inc 7.750% due 10/15/16 ~	100,000	102,250
Rite Aid Corp 9.500% due 06/15/17	150,000	126,750
Smithfield Foods Inc 10.000% due 07/15/14 ~	100,000	115,500
Spectrum Brands Holdings Inc 9.500% due 06/15/18 ~	50,000	53,687
SUPERVALU Inc 8.000% due 05/01/16	250,000	253,125
Susser Holdings Corp 8.500% due 05/15/16	25,000	26,125
Tyson Foods Inc 7.350% due 04/01/16	150,000	166,687

		1,365,225

Energy - 11.9%

ATP Oil & Gas Corp 11.875% due 05/01/15 ~	35,000	30,363
Brigham Exploration Co 8.750% due 10/01/18 ~	30,000	31,050
Chaparral Energy Inc 9.875% due 10/01/20 ~	50,000	51,000
Chesapeake Energy Corp 6.500% due 08/15/17	500,000	521,250
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	125,000	135,625
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	25,000	26,531
CONSOL Energy Inc
8.000% due 04/01/17 ~	35,000	38,062
8.250% due 04/01/20 ~	75,000	82,312
Continental Resources Inc 7.125% due 04/01/21 ~	10,000	10,450
Copano Energy LLC 7.750% due 06/01/18	50,000	50,750
Crosstex Energy LP 8.875% due 02/15/18	5,000	5,263
Denbury Resources Inc 8.250% due 02/15/20	110,000	120,587
El Paso Corp 7.000% due 06/15/17	250,000	266,688
Energy Transfer Equity 7.500% due 10/15/20	20,000	21,150
Exco Resources Inc 7.500% due 09/15/18	35,000	34,956
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	50,000	47,875
Forest Oil Corp 8.500% due 02/15/14	100,000	109,750
Holly Corp 9.875% due 06/15/17	25,000	26,594
Inergy LP 7.000% due 10/01/18 ~	15,000	15,450
International Coal Group Inc 9.125% due 04/01/18	15,000	16,050
Kinder Morgan Finance Co ULC (Canada) 5.700% due 01/05/16	100,000	103,625
Linn Energy LLC
8.625% due 04/15/20 ~	25,000	26,625
11.750% due 05/15/17	150,000	172,875
MarkWest Energy Partners LP 8.500% due 07/15/16	75,000	79,500
Massey Energy Co 6.875% due 12/15/13	75,000	77,250
Newfield Exploration Co 6.875% due 02/01/20	100,000	106,750
NGPL PipeCo LLC 7.119% due 12/15/17 ~	100,000	108,654
Offshore Group Investments Ltd (Cayman) 11.500% due 08/01/15 ~	100,000	105,500
OPTI Canada Inc (Canada)
8.250% due 12/15/14	100,000	76,500
9.000% due 12/15/12 ~	25,000	25,438
Parker Drilling Co 9.125% due 04/01/18 ~	10,000	10,200
Patriot Coal Corp 8.250% due 04/30/18	10,000	10,050
Peabody Energy Corp 7.375% due 11/01/16	100,000	109,500
Penn Virginia Resource Partners LP 8.250% due 04/15/18	25,000	26,031
Petrohawk Energy Corp
7.250% due 08/15/18 ~	45,000	46,125
7.875% due 06/01/15	150,000	157,875
Pioneer Natural Resources Co 7.500% due 01/15/20	100,000	110,525
Plains Exploration & Production Co 7.750% due 06/15/15	250,000	263,437
Pride International Inc
6.875% due 08/15/20	30,000	32,813
8.500% due 06/15/19	125,000	145,625
Quicksilver Resources Inc 11.750% due 01/01/16	100,000	117,750
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	183,500
SandRidge Energy Inc 8.750% due 01/15/20 ~	100,000	99,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp 7.875% due 10/15/18 ~	100,000	104,750
Teekay Corp 8.500% due 01/15/20	25,000	27,344

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Tesoro Corp 6.500% due 06/01/17	$100,000	$99,000
Whiting Petroleum Corp 6.500% due 10/01/18	25,000	25,688

		4,094,186

Financials - 15.2%

American General Finance Corp 5.375% due 10/01/12	125,000	118,906
American International Group Inc
6.250% due 03/15/37	100,000	86,250
8.175% due 05/15/58 §	200,000	201,500
Arch Western Finance LLC 6.750% due 07/01/13	47,000	47,764
CIT Group Inc
7.000% due 05/01/13	178,895	180,684
7.000% due 05/01/14	43,343	43,451
7.000% due 05/01/15	43,343	43,235
7.000% due 05/01/16	322,238	319,016
7.000% due 05/01/17	301,134	296,241
Citigroup Capital XXI 8.300% due 12/21/57 §	150,000	158,250
First Data Corp
8.875% due 08/15/20 ~	100,000	104,250
9.875% due 09/24/15	250,000	205,625
11.250% due 03/31/16	100,000	72,500
Ford Motor Credit Co LLC
7.000% due 10/01/13	250,000	268,400
7.250% due 10/25/11	300,000	315,004
8.125% due 01/15/20	100,000	115,099
General Motors Acceptance Corp
6.750% due 12/01/14	150,000	154,972
6.875% due 09/15/11	285,000	295,331
7.000% due 02/01/12	100,000	104,375
7.500% due 12/31/13	100,000	107,250
8.000% due 03/15/20 ~	100,000	109,500
8.000% due 11/01/31	125,000	134,130
8.300% due 02/12/15 ~	75,000	81,937
GenOn Escrow Corp 9.500% due 10/15/18 ~	45,000	43,537
Genworth Financial Inc 6.150% due 11/15/66 §	50,000	38,313
Host Hotels & Resorts LP 6.750% due 06/01/16	155,000	161,394
iStar Financial Inc 8.625% due 06/01/13	100,000	82,500
Leucadia National Corp 8.125% due 09/15/15	100,000	108,000
Liberty Mutual Group Inc 10.750% due 06/15/58 § ~	125,000	148,750
National Money Mart Co (Canada) 10.375% due 12/15/16	50,000	53,500
Nuveen Investments Inc 10.500% due 11/15/15	50,000	49,937
PHH Corp 9.250% due 03/01/16 ~	100,000	104,500
Pinafore LLC 9.000% due 10/01/18 ~	55,000	58,025
Provident Funding Associates 10.250% due 04/15/17 ~	25,000	25,875
RBS Global Inc/Rexnord LLC 8.500% due 05/01/18	125,000	127,656
Realogy Corp 10.500% due 04/15/14	100,000	85,500
Residential Capital LLC 9.625% due 05/15/15	250,000	253,125
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	75,000	85,304
The Royal Bank of Scotland Group PLC (United Kingdom)
5.000% due 11/12/13	50,000	50,412
7.640% § ±	100,000	74,750
7.648% § ±	50,000	48,125
Trans Union LLC 11.375% due 06/15/18 ~	50,000	57,125
UHS Escrow Corp 7.000% due 10/01/18 ~	15,000	15,563

		5,235,561

Health Care - 7.6%

Alere Inc 9.000% due 05/15/16	200,000	207,000
Biomet Inc 11.625% due 10/15/17	150,000	167,812
Boston Scientific Corp 6.400% due 06/15/16	200,000	217,777
CHS/Community Health Systems Inc 8.875% due 07/15/15	250,000	266,250
DaVita Inc 6.625% due 03/15/13	78,000	79,658
DJO Finance LLC 10.875% due 11/15/14	75,000	81,938
HCA Inc
6.500% due 02/15/16	100,000	100,500
7.250% due 09/15/20	200,000	215,000
9.250% due 11/15/16	300,000	325,500
Health Net Inc 6.375% due 06/01/17	100,000	99,500
HealthSouth Corp 10.750% due 06/15/16	75,000	82,594
LifePoint Hospitals Inc 6.625% due 10/01/20 ~	50,000	51,125
Multiplan Inc 9.875% due 09/01/18 ~	25,000	26,188
Mylan Inc 7.875% due 07/15/20 ~	100,000	107,625
Omnicare Inc 6.125% due 06/01/13	163,000	163,611
Phibro Animal Health Corp 9.250% due 07/01/18 ~	25,000	26,000
Quintiles Transnational Corp 9.500% due 12/30/14 ~	45,000	46,350
Talecris Biotherapeutics Holdings Corp 7.750% due 11/15/16	25,000	27,625
Tenet Healthcare Corp 8.875% due 07/01/19	150,000	166,312
Valeant Pharmaceuticals International Inc
6.750% due 10/01/17 ~	100,000	102,250
7.000% due 10/01/20 ~	10,000	10,250
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	50,000	51,000

		2,621,865

Industrials - 9.7%

Air Canada (Canada) 9.250% due 08/01/15 ~	5,000	5,075
American Airlines Inc 10.500% due 10/15/12 ~	100,000	108,500
Aquilex Holdings/Aquilex Finance 11.125% due 12/15/16	25,000	24,875
Avis Budget Car Rental LLC 7.750% due 05/15/16	50,000	49,375
BE Aerospace Inc 6.875% due 10/01/20	25,000	25,625
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	200,000	217,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
Case New Holland Inc
7.750% due 09/01/13	$100,000	$109,125
7.875% due 12/01/17 ~	100,000	109,125
Ceridian Corp 11.250% due 11/15/15	100,000	92,750
Colt Defense LLC 8.750% due 11/15/17 ~	25,000	18,500
Continental Airlines Inc 6.750% due 09/15/15 ~	50,000	50,937
Corrections Corp of America 6.750% due 01/31/14	100,000	102,500
Delta Air Lines Inc 9.500% due 09/15/14 ~	90,000	98,100
DynCorp International Inc 10.375% due 07/01/17 ~	50,000	50,000
EnergySolutions Inc 10.750% due 08/15/18 ~	25,000	27,063
International Lease Finance Corp
8.625% due 09/15/15 ~	300,000	321,750
8.750% due 03/15/17 ~	200,000	215,000
Iron Mountain Inc 8.375% due 08/15/21	80,000	86,900
L-3 Communications Corp 6.375% due 10/15/15	250,000	259,062
Marquette Transportation Co 10.875% due 01/15/17 ~	25,000	25,625
Masco Corp 6.125% due 10/03/16	150,000	152,758
McJunkin Red Man Corp 9.500% due 12/15/16 ~	60,000	53,100
Mueller Water Products Inc 8.750% due 09/01/20 ~	50,000	52,750
Navios Maritime Holdings Inc 8.875% due 11/01/17 ~	25,000	26,500
Navistar International Corp 8.250% due 11/01/21	15,000	16,088
Oshkosh Corp 8.500% due 03/01/20	25,000	27,187
Ply Gem Industries Inc 11.750% due 06/15/13	100,000	107,500
RailAmerica Inc 9.250% due 07/01/17	40,000	44,050
RSC Equipment Rental Inc 9.500% due 12/01/14	75,000	78,094
SPX Corp 6.875% due 09/01/17 ~	100,000	106,500
Terex Corp 8.000% due 11/15/17	100,000	100,625
The Hertz Corp
7.500% due 10/15/18 ~	50,000	50,250
8.875% due 01/01/14	150,000	154,687
Trico Shipping AS (Norway) 13.875% due 11/01/14 ~	25,000	22,438
Trimas Corp 9.750% due 12/15/17 ~	45,000	48,600
United Air Lines Inc 9.875% due 08/01/13 ~	150,000	163,500
United Rentals North America Inc 9.250% due 12/15/19	100,000	108,750
Western Express Inc 12.500% due 04/15/15 ~	25,000	24,156

		3,334,420

Information Technology - 3.6%

Advanced Micro Devices Inc 8.125% due 12/15/17	10,000	10,600
Brocade Communications Systems Inc 6.875% due 01/15/20	50,000	52,750
Equinix Inc 8.125% due 03/01/18	50,000	53,625
Fidelity National Information Services Inc 7.625% due 07/15/17 ~	50,000	53,625
Freescale Semiconductor Inc
8.875% due 12/15/14	100,000	100,375
9.250% due 04/15/18 ~	100,000	104,500
GXS Worldwide Inc 9.750% due 06/15/15	55,000	55,069
JDA Software Group Inc 8.000% due 12/15/14 ~	25,000	26,625
NXP BV (Netherlands) 9.500% due 10/15/15 ~	75,000	77,063
NXP Funding LLC (Netherlands) 9.750% due 08/01/18 ~	50,000	53,500
ProQuest LLC 9.000% due 10/15/18 ~	50,000	51,000
Sanmina-SCI Corp 8.125% due 03/01/16	100,000	103,000
Seagate Technology HDD Holdings (Cayman) 6.800% due 10/01/16	100,000	102,500
Sorenson Communications Inc 10.500% due 02/01/15 ~	50,000	29,500
SunGard Data Systems Inc 9.125% due 08/15/13	350,000	359,187
ViaSat Inc 8.875% due 09/15/16	25,000	27,031

		1,259,950

Materials - 9.0%

Ball Corp 7.125% due 09/01/16	125,000	135,625
Berry Plastics Corp 8.875% due 09/15/14	150,000	145,875
Boise Paper Holdings LLC 9.000% due 11/01/17	15,000	16,163
Celanese US Holdings LLC 6.625% due 10/15/18 ~	5,000	5,125
CF Industries Inc 6.875% due 05/01/18	100,000	107,875
Crown Americas LLC 7.750% due 11/15/15	125,000	130,781
Domtar Corp 10.750% due 06/01/17	100,000	125,000
Drummond Co Inc 9.000% due 10/15/14 ~	25,000	26,531
Edgen Murray Corp 12.250% due 01/15/15	25,000	18,188
Georgia Gulf Corp 9.000% due 01/15/17 ~	80,000	84,200
Georgia-Pacific LLC 8.250% due 05/01/16 ~	250,000	279,062
Graham Packaging Co LP 8.250% due 10/01/18 ~	10,000	10,213
Graphic Packaging International Inc
7.875% due 10/01/18	5,000	5,163
9.500% due 06/15/17	50,000	53,500
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	126,094
Headwaters Inc 11.375% due 11/01/14	25,000	26,750
Hexion U.S. Finance Corp 8.875% due 02/01/18	85,000	83,725
Huntsman International LLC 8.625% due 03/15/20	25,000	26,000
Ineos Group Holdings PLC (United Kingdom) 8.500% due 02/15/16 ~	75,000	63,844
Koppers Inc 7.875% due 12/01/19	10,000	10,475
Lyondell Chemical Co
8.000% due 11/01/17 ~	125,000	136,875
11.000% due 05/01/18	100,000	111,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
MeadWestvaco Corp 7.375% due 09/01/19	$125,000	$137,947
Momentive Performance Materials Inc 9.750% due 12/01/14	50,000	51,500
Murray Energy Corp 10.250% due 10/15/15 ~	100,000	104,250
Nalco Co 8.250% due 05/15/17	100,000	111,000
NewPage Corp 11.375% due 12/31/14	100,000	91,000
Nova Chemicals Corp (Canada) 8.375% due 11/01/16	50,000	52,875
Novelis Inc (Canada) 7.250% due 02/15/15	75,000	76,687
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	75,687
PolyOne Corp 7.375% due 09/15/20	10,000	10,338
Rohm & Haas Co 7.850% due 07/15/29	75,000	83,825
Sealed Air Corp 5.625% due 07/15/13 ~	100,000	106,818
Solutia Inc 8.750% due 11/01/17	45,000	49,387
Steel Dynamics Inc 7.375% due 11/01/12	100,000	107,375
Texas Industries Inc 9.250% due 08/15/20 ~	35,000	36,487
United States Steel Corp 7.000% due 02/01/18	100,000	102,500
Weyerhaeuser Co
6.750% due 03/15/12	75,000	79,157
7.375% due 03/15/32	100,000	102,116

		3,107,138

Telecommunication Services - 8.7%

Avaya Inc 9.750% due 11/01/15	50,000	47,375
Cincinnati Bell Inc 8.750% due 03/15/18	100,000	98,000
Clearwire Communications LLC 12.000% due 12/01/15 ~	130,000	140,725
Cricket Communications Inc 7.750% due 05/15/16	125,000	133,281
Frontier Communications Corp 8.250% due 05/01/14	250,000	275,938
Integra Telecom Holdings Inc 10.750% due 04/15/16 ~	10,000	10,150
Intelsat Bermuda SA (Luxembourg) 11.250% due 02/04/17	100,000	107,625
Intelsat Jackson Holdings SA (Luxembourg) 11.250% due 06/15/16	400,000	437,000
Level 3 Financing Inc 9.250% due 11/01/14	300,000	283,500
MetroPCS Wireless Inc 9.250% due 11/01/14	100,000	105,250
Qwest Communications International Inc 7.125% due 04/01/18 ~	150,000	158,250
Sprint Capital Corp 8.750% due 03/15/32	100,000	105,500
Sprint Nextel Corp
6.000% due 12/01/16	500,000	496,250
8.375% due 08/15/17	175,000	190,750
Telcordia Technologies Inc 11.000% due 05/01/18 ~	25,000	24,656
Telesat LLC (Canada) 11.000% due 11/01/15	75,000	85,125
West Corp 9.500% due 10/15/14	100,000	105,125
Windstream Corp 8.625% due 08/01/16	200,000	212,500

		3,017,000

Utilities - 5.8%

Calpine Corp 7.250% due 10/15/17 ~	100,000	102,250
CMS Energy Corp 8.750% due 06/15/19	25,000	29,972
Dynegy Holdings Inc 7.750% due 06/01/19	350,000	241,500
Edison Mission Energy 7.000% due 05/15/17	300,000	218,250
Energy Future Holdings Corp 11.250% due 11/01/17	20,000	9,650
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	46,000	45,875
Ipalco Enterprises Inc 8.625% due 11/14/11	100,000	105,875
Mirant North America LLC 7.375% due 12/31/13	100,000	103,500
NRG Energy Inc 7.250% due 02/01/14	300,000	308,625
RRI Energy Inc 7.625% due 06/15/14	250,000	248,750
Texas Competitive Electric Holdings Co LLC 10.250% due 11/01/15	500,000	330,000
The AES Corp 8.000% due 10/15/17	150,000	162,750
Wind Acquisition Finance SA (Luxembourg) 11.750% due 07/15/17 ~	90,000	101,306

		2,008,303

Total Corporate Bonds & Notes
(Cost $30,745,368)		33,750,907

	Shares
SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

Federated Prime Obligations Fund	182,371	182,371

Total Short-Term Investment
(Cost $182,371)		182,371

TOTAL INVESTMENTS - 98.2%
(Cost $30,927,739)		33,933,278

OTHER ASSETS & LIABILITIES, NET - 1.8%		609,706

NET ASSETS - 100.0%		$34,542,984

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$33,750,907	$-	$33,750,907	$-
	Short-Term Investment	182,371	182,371	-	-

	Total	$33,933,278	$182,371	$33,750,907	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%

Consumer Discretionary - 13.8%

Aaron’s Inc	342	$6,310
Abercrombie & Fitch Co ‘A’	563	22,137
Advance Auto Parts Inc	743	43,599
Aeropostale Inc *	793	18,437
Amazon.com Inc *	2,945	462,542
American Eagle Outfitters Inc	434	6,493
Apollo Group Inc ‘A’ *	1,090	55,972
Autoliv Inc	244	15,941
AutoNation Inc *	177	4,115
AutoZone Inc *	222	50,818
Bally Technologies Inc *	455	15,902
Bed Bath & Beyond Inc *	2,216	96,197
Best Buy Co Inc	2,903	118,529
Big Lots Inc *	636	21,147
BorgWarner Inc *	917	48,253
Brinker International Inc	747	14,088
Burger King Holdings Inc	780	18,626
Career Education Corp *	554	11,894
CarMax Inc *	1,883	52,460
Carnival Corp (Panama)	1,377	52,615
CBS Corp ‘B’	712	11,292
Chico’s FAS Inc	1,544	16,243
Chipotle Mexican Grill Inc *	267	45,924
Choice Hotels International Inc	13	474
Coach Inc	2,569	110,364
Darden Restaurants Inc	1,183	50,609
DeVry Inc	540	26,573
Dick’s Sporting Goods Inc *	742	20,806
DIRECTV ‘A’ *	7,469	310,934
Discovery Communications Inc ‘A’ *	1,750	76,213
Dollar General Corp *	604	17,667
Dollar Tree Inc *	1,071	52,222
DreamWorks Animation SKG Inc ‘A’ *	626	19,976
Education Management Corp *	220	3,230
Expedia Inc	696	19,634
Family Dollar Stores Inc	1,137	50,210
Federal-Mogul Corp *	54	1,021
Ford Motor Co *	28,082	343,724
Fortune Brands Inc	155	7,631
Fossil Inc *	443	23,829
Garmin Ltd (Switzerland)	48	1,457
Gentex Corp	1,154	22,515
Guess? Inc	537	21,818
H&R Block Inc	1,095	14,180
Hanesbrands Inc *	796	20,585
Harley-Davidson Inc	1,982	56,368
Harman International Industries Inc *	266	8,887
Hasbro Inc	1,098	48,872
Hillenbrand Inc	539	11,594
International Game Technology	2,481	35,850
International Speedway Corp ‘A’	78	1,903
ITT Educational Services Inc *	291	20,449
J.C. Penney Co Inc	640	17,395
J.Crew Group Inc *	455	15,297
John Wiley & Sons Inc ‘A’	358	14,628
Johnson Controls Inc	5,341	162,900
Kohl’s Corp *	1,913	100,777
Lamar Advertising Co ‘A’ *	87	2,768
Las Vegas Sands Corp *	2,663	92,806
Lear Corp *	127	10,024
Leggett & Platt Inc	719	16,364
Limited Brands Inc	2,249	60,228
LKQ Corp *	1,223	25,438
Lowe’s Cos Inc	9,258	206,361
Macy’s Inc	350	8,082
Madison Square Garden Inc ‘A’ *	139	2,930
Marriott International Inc ‘A’	2,285	81,872
Mattel Inc	1,798	42,181
McDonald’s Corp	9,058	674,912
Meredith Corp	141	4,697
MGM Resorts International *	400	4,512
Mohawk Industries Inc *	48	2,558
Morningstar Inc *	197	8,778
Netflix Inc *	338	54,810
News Corp ‘A’	4,020	52,501
Nike Inc ‘B’	3,030	242,824
Nordstrom Inc	1,408	52,378
NVR Inc *	50	32,377
O’Reilly Automotive Inc *	1,163	61,872
Office Depot Inc *	344	1,582
Omnicom Group Inc	2,083	82,237
Panera Bread Co ‘A’ *	252	22,330
PetSmart Inc	1,001	35,035
Phillips-Van Heusen Corp	481	28,937
Polo Ralph Lauren Corp	470	42,234
priceline.com Inc *	399	138,988
Regal Entertainment Group ‘A’	131	1,719
Ross Stores Inc	1,030	56,259
Royal Caribbean Cruises Ltd * (Liberia)	434	13,684
Scripps Networks Interactive Inc ‘A’	758	36,066
Sirius XM Radio Inc *	32,705	39,246
Staples Inc	6,145	128,553
Starbucks Corp	6,274	160,489
Starwood Hotels & Resorts Worldwide Inc	1,595	83,817
Strayer Education Inc	117	20,417
Target Corp	6,201	331,381
Tempur-Pedic International Inc *	614	19,034
Tesla Motors Inc *	89	1,803
The Gap Inc	3,191	59,480
The Goodyear Tire & Rubber Co *	2,012	21,629
The Home Depot Inc	14,258	451,693
The Interpublic Group of Cos Inc *	4,118	41,304
The McGraw-Hill Cos Inc	1,864	61,624
The TJX Cos Inc	3,435	153,304
Thomson Reuters Corp (NYSE) (Canada)	1,009	37,868
Thor Industries Inc	276	9,218
Tiffany & Co	1,064	49,997
Time Warner Inc	1,976	60,564
Tractor Supply Co	607	24,074
TRW Automotive Holdings Corp *	439	18,245
Tupperware Brands Corp	524	23,978
Urban Outfitters Inc *	1,030	32,383
Viacom Inc ‘B’	1,008	36,480
Weight Watchers International Inc	273	8,515
Wendy’s/Arby’s Group Inc ‘A’	1,161	5,259
Whirlpool Corp	267	21,616
Williams-Sonoma Inc	799	25,328
WMS Industries Inc *	483	18,388
Wynn Resorts Ltd	635	55,099
Yum! Brands Inc	3,936	181,292

		7,302,548

Consumer Staples - 9.5%

Alberto-Culver Co	168	6,325
Altria Group Inc	10,223	245,556
Avon Products Inc	3,607	115,821
BJ’s Wholesale Club Inc *	31	1,287
Brown-Forman Corp ‘B’	671	41,360
Campbell Soup Co	930	33,248
Church & Dwight Co Inc	597	38,769
Coca-Cola Enterprises Inc	1,645	50,995
Colgate-Palmolive Co	3,456	265,628
ConAgra Foods Inc	364	7,986
Costco Wholesale Corp	3,709	239,193
CVS Caremark Corp	1,258	39,589
Dr Pepper Snapple Group Inc	647	22,981

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Flowers Foods Inc	242	$6,011
General Mills Inc	3,324	121,459
Green Mountain Coffee Roasters Inc *	915	28,539
H.J. Heinz Co	1,091	51,681
Hansen Natural Corp *	467	21,772
Herbalife Ltd (Cayman)	513	30,960
Kellogg Co	1,940	97,989
Kimberly-Clark Corp	2,761	179,603
McCormick & Co Inc	545	22,912
Mead Johnson Nutrition Co	237	13,488
PepsiCo Inc	7,808	518,764
Philip Morris International Inc	13,130	735,543
Sara Lee Corp	3,969	53,304
Sysco Corp	4,981	142,058
The Clorox Co	1,117	74,571
The Coca-Cola Co	13,231	774,278
The Estee Lauder Cos Inc ‘A’	928	58,677
The Hershey Co	756	35,978
The Kroger Co	306	6,628
The Procter & Gamble Co	1,455	87,256
Wal-Mart Stores Inc	10,378	555,431
Walgreen Co	7,505	251,417
Whole Foods Market Inc *	1,183	43,901

		5,020,958

Energy - 9.3%

Alpha Natural Resources Inc *	138	5,679
Arch Coal Inc	948	25,321
Atlas Energy Inc *	479	13,719
Atwood Oceanics Inc *	80	2,436
Baker Hughes Inc	1,000	42,600
Cameron International Corp *	1,174	50,435
Chevron Corp	896	72,621
Cimarex Energy Co	706	46,723
Concho Resources Inc *	771	51,017
ConocoPhillips	4,800	275,664
CONSOL Energy Inc	879	32,488
Continental Resources Inc *	243	11,265
Core Laboratories NV (Netherlands)	376	33,103
Diamond Offshore Drilling Inc	191	12,944
Dresser-Rand Group Inc *	615	22,687
El Paso Corp	1,084	13,420
EOG Resources Inc	2,131	198,119
EXCO Resources Inc	1,244	18,498
Exterran Holdings Inc *	45	1,022
Exxon Mobil Corp	39,440	2,436,998
FMC Technologies Inc *	1,024	69,929
Forest Oil Corp *	618	18,355
Frontline Ltd (Bermuda)	368	10,462
Halliburton Co	7,651	253,019
Holly Corp	250	7,188
Marathon Oil Corp	1,595	52,795
Mariner Energy Inc *	52	1,260
McDermott International Inc * (Panama)	1,543	22,806
Murphy Oil Corp	198	12,260
Nabors Industries Ltd * (Bermuda)	972	17,554
Occidental Petroleum Corp	1,388	108,680
Oil States International Inc *	25	1,164
Petrohawk Energy Corp *	1,774	28,632
Pride International Inc *	578	17,011
Quicksilver Resources Inc *	50	630
Range Resources Corp	1,342	51,170
Rowan Cos Inc *	112	3,400
SandRidge Energy Inc *	1,730	9,826
Schlumberger Ltd (Netherlands)	10,041	618,626
SM Energy Co	355	13,298
Southwestern Energy Co *	2,915	97,478
Superior Energy Services Inc *	50	1,335
The Williams Cos Inc	2,001	38,239
Ultra Petroleum Corp * (Canada)	1,281	53,776
Weatherford International Ltd * (Switzerland)	2,529	43,246
Whiting Petroleum Corp *	38	3,629

		4,922,527

Financials - 4.4%

ACE Ltd (Switzerland)	442	25,746
Affiliated Managers Group Inc *	424	33,076
Aflac Inc	3,736	193,189
AMB Property Corp REIT	112	2,965
American Express Co	8,830	371,125
Ameriprise Financial Inc	440	20,825
Apartment Investment & Management Co ‘A’ REIT	505	10,797
Arch Capital Group Ltd * (Bermuda)	27	2,263
Arthur J. Gallagher & Co	224	5,907
AXIS Capital Holdings Ltd (Bermuda)	275	9,059
Bank of Hawaii Corp	130	5,840
BlackRock Inc	100	17,025
Brown & Brown Inc	528	10,660
Capitol Federal Financial	9	222
CB Richard Ellis Group Inc ‘A’ *	2,415	44,146
CBOE Holdings Inc	49	982
Digital Realty Trust Inc REIT	699	43,128
Eaton Vance Corp	978	28,401
Endurance Specialty Holdings Ltd (Bermuda)	35	1,393
Equity Residential REIT	151	7,183
Erie Indemnity Co ‘A’	177	9,923
Essex Property Trust Inc REIT	94	10,287
Federal Realty Investment Trust REIT	314	25,641
Federated Investors Inc ‘B’	520	11,835
Franklin Resources Inc	1,251	133,732
General Growth Properties Inc REIT	1,726	26,926
Genworth Financial Inc ‘A’ *	790	9,654
GLG Partners Inc *	1,014	4,563
Green Dot Corp ‘A’ *	32	1,551
Greenhill & Co Inc	254	20,147
Hudson City Bancorp Inc	363	4,450
Interactive Brokers Group Inc ‘A’ *	119	2,048
IntercontinentalExchange Inc *	623	65,241
Invesco Ltd (Bermuda)	1,187	25,200
Janus Capital Group Inc	117	1,281
Jones Lang LaSalle Inc	356	30,712
Lazard Ltd ‘A’ (Bermuda)	784	27,503
Marsh & McLennan Cos Inc	4,201	101,328
MetLife Inc	1,715	65,942
Moody’s Corp	1,740	43,465
Morgan Stanley	3,742	92,353
MSCI Inc ‘A’ *	934	31,018
Northern Trust Corp	802	38,688
NYSE Euronext	472	13,485
Plum Creek Timber Co Inc REIT	579	20,439
ProLogis REIT	213	2,509
Public Storage REIT	1,071	103,930
Rayonier Inc REIT	211	10,575
SEI Investments Co	1,268	25,791
Simon Property Group Inc REIT	1,705	158,122
T. Rowe Price Group Inc	2,185	109,392
TD Ameritrade Holding Corp *	1,986	32,074
The Charles Schwab Corp	8,330	115,787
The Hartford Financial Services Group Inc	308	7,069
The NASDAQ OMX Group Inc *	93	1,807
The St. Joe Co *	710	17,658
The Travelers Cos Inc	451	23,497
UDR Inc REIT	106	2,239
Validus Holdings Ltd (Bermuda)	68	1,792
Ventas Inc REIT	365	18,823
Vornado Realty Trust REIT	117	10,007
Waddell & Reed Financial Inc ‘A’	717	19,617

		2,312,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Health Care - 9.6%

Abbott Laboratories ‡	11,724	$612,462
Abraxis Bioscience Inc *	19	1,469
Alcon Inc (Switzerland)	583	97,239
Alere Inc *	203	6,279
Alexion Pharmaceuticals Inc *	754	48,527
Allergan Inc	2,560	170,317
Allscripts Healthcare Solutions Inc *	978	18,064
AmerisourceBergen Corp	2,378	72,909
Amylin Pharmaceuticals Inc *	1,226	25,562
Baxter International Inc	4,183	199,571
Becton Dickinson & Co	1,964	145,532
BioMarin Pharmaceutical Inc *	846	18,908
Brookdale Senior Living Inc *	129	2,104
C.R. Bard Inc	800	65,144
Cardinal Health Inc	1,048	34,626
CareFusion Corp *	328	8,148
Celgene Corp *	3,880	223,527
Cerner Corp *	581	48,798
Charles River Laboratories International Inc *	143	4,740
Community Health Systems Inc *	562	17,405
Covance Inc *	549	25,688
Covidien PLC (Ireland)	4,221	169,642
DaVita Inc *	875	60,401
Dendreon Corp *	1,212	49,910
DENTSPLY International Inc	1,232	39,387
Edwards Lifesciences Corp *	954	63,966
Eli Lilly & Co	1,969	71,928
Emdeon Inc ‘A’ *	200	2,436
Emergency Medical Services Corp ‘A’ *	254	13,526
Express Scripts Inc *	4,615	224,750
Gen-Probe Inc *	407	19,723
Genzyme Corp *	1,710	121,051
Gilead Sciences Inc *	7,061	251,442
Health Management Associates Inc ‘A’ *	2,112	16,178
Henry Schein Inc *	773	45,282
Hill-Rom Holdings Inc	444	15,935
Hospira Inc *	1,397	79,643
Human Genome Sciences Inc *	1,577	46,979
IDEXX Laboratories Inc *	481	29,687
Illumina Inc *	1,025	50,430
Intuitive Surgical Inc *	329	93,350
Johnson & Johnson	3,483	215,807
Kinetic Concepts Inc *	39	1,427
Laboratory Corp of America Holdings *	878	68,862
Life Technologies Corp *	1,088	50,799
Lincare Holdings Inc	830	20,825
McKesson Corp	987	60,977
Medco Health Solutions Inc *	3,651	190,071
MEDNAX Inc *	374	19,934
Medtronic Inc	7,132	239,493
Mettler-Toledo International Inc *	285	35,465
Mylan Inc *	2,210	41,570
Myriad Genetics Inc *	794	13,030
Omnicare Inc	83	1,982
Patterson Cos Inc	872	24,983
PerkinElmer Inc	433	10,020
Perrigo Co	685	43,991
Pharmaceutical Product Development Inc	880	21,815
Quest Diagnostics Inc	1,086	54,810
Regeneron Pharmaceuticals Inc *	548	15,015
ResMed Inc *	1,276	41,866
St. Jude Medical Inc *	2,751	108,224
Stryker Corp	2,652	132,733
SXC Health Solutions Corp * (Canada)	522	19,037
Talecris Biotherapeutics Holdings Corp *	419	9,587
Techne Corp	309	19,075
Teleflex Inc	44	2,498
Tenet Healthcare Corp *	2,958	13,962
The Cooper Cos Inc	84	3,882
Thoratec Corp *	482	17,824
United Therapeutics Corp *	410	22,964
Universal Health Services Inc ‘B’	59	2,293
Varian Medical Systems Inc *	1,040	62,920
VCA Antech Inc *	715	15,079
Vertex Pharmaceuticals Inc *	1,702	58,838
Warner Chilcott PLC ‘A’ (Ireland)	771	17,301
Waters Corp *	782	55,350

		5,046,974

Industrials - 12.4%

3M Co	6,004	520,607
Aecom Technology Corp *	261	6,332
Alliant Techsystems Inc *	257	19,378
AMETEK Inc	903	43,136
AMR Corp *	899	5,637
Armstrong World Industries Inc *	11	457
Avery Dennison Corp	44	1,633
Babcock & Wilcox Co *	789	16,790
Bucyrus International Inc	639	44,315
C.H. Robinson Worldwide Inc	1,397	97,678
Carlisle Cos Inc	30	899
Caterpillar Inc	5,289	416,139
Chicago Bridge & Iron Co NV ‘NY’ * (Netherlands)	336	8,215
CNH Global * (Netherlands)	42	1,539
Con-way Inc	30	930
Continental Airlines Inc ‘B’ *	1,166	28,963
Cooper Industries PLC (Ireland)	1,410	68,991
Copa Holdings SA ‘A’ (Panama)	159	8,572
Copart Inc *	598	19,716
Corrections Corp of America *	184	4,541
Covanta Holding Corp	66	1,039
Cummins Inc	1,688	152,899
Danaher Corp	4,146	168,369
Deere & Co	3,377	235,647
Delta Air Lines Inc *	6,649	77,394
Donaldson Co Inc	639	30,116
Dover Corp	994	51,897
Eaton Corp	372	30,686
Emerson Electric Co	6,342	333,970
Expeditors International of Washington Inc	1,792	82,844
Fastenal Co	1,114	59,254
FedEx Corp	1,703	145,606
Flowserve Corp	406	44,425
Fluor Corp	97	4,804
FTI Consulting Inc *	328	11,378
Gardner Denver Inc	414	22,224
GATX Corp	117	3,430
General Cable Corp *	172	4,665
General Electric Co	20,856	338,910
Goodrich Corp	294	21,677
Graco Inc	502	15,928
Harsco Corp	42	1,032
Hertz Global Holdings Inc *	1,386	14,678
Honeywell International Inc	6,451	283,457
Hubbell Inc ‘B’	195	9,896
IDEX Corp	576	20,454
IHS Inc ‘A’ *	412	28,016
Illinois Tool Works Inc	3,710	174,444
Iron Mountain Inc	1,546	34,538
Jacobs Engineering Group Inc *	646	25,000
JB Hunt Transport Services Inc	767	26,615
Joy Global Inc	867	60,967
Kansas City Southern *	512	19,154
KAR Auction Services Inc *	16	202
KBR Inc	92	2,267
Kennametal Inc	511	15,805
Kirby Corp *	24	961

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Landstar System Inc	411	$15,873
Lennox International Inc	392	16,342
Lincoln Electric Holdings Inc	359	20,757
Lockheed Martin Corp	2,043	145,625
Masco Corp	948	10,437
MSC Industrial Direct Co Inc ‘A’	362	19,562
Navistar International Corp *	590	25,748
Oshkosh Corp *	744	20,460
Owens Corning *	524	13,430
PACCAR Inc	3,072	147,917
Pall Corp	984	40,974
Parker-Hannifin Corp	389	27,253
Pentair Inc	428	14,394
Pitney Bowes Inc	1,243	26,575
Precision Castparts Corp	1,197	152,438
Regal-Beloit Corp	266	15,612
Republic Services Inc	820	25,002
Robert Half International Inc	1,273	33,098
Rockwell Automation Inc	1,200	74,076
Rockwell Collins Inc	705	41,066
Roper Industries Inc	791	51,557
RR Donnelley & Sons Co	76	1,289
Ryder System Inc	248	10,607
Southwest Airlines Co	864	11,292
Spirit AeroSystems Holdings Inc ‘A’ *	113	2,252
SPX Corp	87	5,505
Stericycle Inc *	712	49,470
Textron Inc	1,163	23,911
The Boeing Co	5,177	344,478
The Dun & Bradstreet Corp	428	31,732
The Manitowoc Co Inc	1,129	13,672
The Shaw Group Inc *	405	13,592
The Timken Co	545	20,906
The Toro Co	271	15,238
Thomas & Betts Corp *	82	3,364
Towers Watson & Co ‘A’	47	2,311
TransDigm Group Inc	421	26,123
Tyco International Ltd (Switzerland)	635	23,324
UAL Corp *	1,080	25,520
Union Pacific Corp	537	43,927
United Parcel Service Inc ‘B’	6,013	401,007
United Technologies Corp	7,181	511,503
USG Corp *	198	2,612
UTi Worldwide Inc (United Kingdom)	717	11,529
Valmont Industries Inc	184	13,322
Verisk Analytics Inc ‘A’ *	877	24,565
W.W. Grainger Inc	520	61,937
WABCO Holdings Inc *	539	22,606
Wabtec Corp	53	2,533
Waste Connections Inc *	515	20,425
WESCO International Inc *	126	4,951

		6,552,815

Information Technology - 29.7%

Accenture PLC ‘A’ (Ireland)	5,147	218,696
Activision Blizzard Inc	1,175	12,714
Adobe Systems Inc *	4,432	115,897
Advanced Micro Devices Inc *	1,937	13,772
Agilent Technologies Inc *	2,931	97,807
Akamai Technologies Inc *	1,529	76,725
Alliance Data Systems Corp *	449	29,302
Altera Corp	2,540	76,606
Amdocs Ltd * (United Kingdom)	487	13,957
Amphenol Corp ‘A’	1,461	71,560
Analog Devices Inc	2,509	78,732
ANSYS Inc *	762	32,195
Apple Inc *	7,662	2,174,092
Applied Materials Inc	11,310	132,101
Arrow Electronics Inc *	94	2,513
Atheros Communications Inc *	573	15,099
Atmel Corp *	3,443	27,406
Autodesk Inc *	1,930	61,702
Automatic Data Processing Inc	4,235	177,997
Avago Technologies Ltd * (Singapore)	893	20,101
AVX Corp	29	401
BMC Software Inc *	1,528	61,853
Broadcom Corp ‘A’	4,179	147,895
Broadridge Financial Solutions Inc	971	22,207
CA Inc	2,666	56,306
Cadence Design Systems Inc *	2,290	17,473
Ciena Corp *	802	12,487
Cisco Systems Inc *	48,091	1,053,193
Citrix Systems Inc *	1,564	106,727
Cognizant Technology Solutions Corp ‘A’ *	2,521	162,529
Compuware Corp *	1,024	8,735
Corning Inc	1,615	29,522
Cree Inc *	905	49,132
Cypress Semiconductor Corp *	1,415	17,801
Dell Inc *	14,327	185,678
Diebold Inc	133	4,135
Dolby Laboratories Inc ‘A’ *	445	25,280
DST Systems Inc	287	12,869
eBay Inc *	3,680	89,792
Electronic Arts Inc *	2,624	43,112
EMC Corp *	17,309	351,546
Equinix Inc *	380	38,893
F5 Networks Inc *	674	69,968
FactSet Research Systems Inc	388	31,478
First Solar Inc *	466	68,665
Fiserv Inc *	858	46,178
FLIR Systems Inc *	1,291	33,179
Gartner Inc *	598	17,605
Genpact Ltd * (Bermuda)	525	9,308
Global Payments Inc	682	29,251
Google Inc ‘A’ *	2,051	1,078,395
Harris Corp	1,093	48,409
Hewitt Associates Inc ‘A’ *	775	39,083
Hewlett-Packard Co	19,747	830,756
IAC/InterActiveCorp *	289	7,592
Informatica Corp *	784	30,113
Ingram Micro Inc ‘A’ *	77	1,298
Intel Corp	32,046	616,245
International Business Machines Corp	10,798	1,448,444
Intersil Corp ‘A’	388	4,536
Intuit Inc *	2,362	103,479
Itron Inc *	318	19,471
Jabil Circuit Inc	1,068	15,390
JDS Uniphase Corp *	1,808	22,401
Juniper Networks Inc *	4,430	134,450
KLA-Tencor Corp	68	2,396
Lam Research Corp *	1,071	44,821
Lender Processing Services Inc	798	26,518
Linear Technology Corp	1,887	57,988
Marvell Technology Group Ltd * (Bermuda)	4,558	79,811
MasterCard Inc ‘A’	819	183,456
Maxim Integrated Products Inc	2,549	47,182
McAfee Inc *	1,313	62,052
MEMC Electronic Materials Inc *	761	9,071
Microchip Technology Inc	1,551	48,779
MICROS Systems Inc *	685	28,996
Microsoft Corp	43,149	1,056,719
Monster Worldwide Inc *	513	6,648
National Instruments Corp	498	16,265
National Semiconductor Corp	1,832	23,395
NCR Corp *	1,342	18,291
NetApp Inc *	2,902	144,491
NeuStar Inc ‘A’ *	465	11,560
Novellus Systems Inc *	721	19,164
Nuance Communications Inc *	1,935	30,263
NVIDIA Corp *	4,817	56,263

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
ON Semiconductor Corp *	3,622	$26,115
Oracle Corp	32,078	861,294
Paychex Inc	2,717	74,690
PMC-Sierra Inc *	128	942
Polycom Inc *	710	19,369
QLogic Corp *	915	16,141
QUALCOMM Inc	13,813	623,243
Rambus Inc *	881	18,360
Red Hat Inc *	1,588	65,108
Rovi Corp *	868	43,756
SAIC Inc *	2,624	41,932
salesforce.com inc *	964	107,775
SanDisk Corp *	1,936	70,954
Seagate Technology * (Ireland)	2,962	34,892
Silicon Laboratories Inc *	393	14,403
Skyworks Solutions Inc *	1,477	30,544
Solera Holdings Inc	600	26,496
SunPower Corp ‘A’ *	343	4,939
Symantec Corp *	663	10,058
Synopsys Inc *	65	1,610
Teradata Corp *	1,405	54,177
Teradyne Inc *	1,514	16,866
Texas Instruments Inc	4,662	126,527
The Western Union Co	5,659	99,995
Trimble Navigation Ltd *	1,034	36,231
Varian Semiconductor Equipment Associates Inc *	638	18,362
VeriSign Inc *	1,536	48,753
Visa Inc ‘A’	3,931	291,916
VistaPrint NV * (Netherlands)	365	14,107
VMware Inc ‘A’ *	618	52,493
WebMD Health Corp *	497	24,785
Western Digital Corp *	443	12,577
Xilinx Inc	2,179	57,983
Yahoo! Inc *	4,921	69,731
Zebra Technologies Corp ‘A’ *	270	9,083

		15,652,570

Materials - 4.7%

Air Products & Chemicals Inc	1,787	147,999
Airgas Inc	703	47,769
AK Steel Holding Corp	147	2,030
Albemarle Corp	771	36,091
Alcoa Inc	1,238	14,992
Allegheny Technologies Inc	821	38,135
Ashland Inc	56	2,731
Ball Corp	155	9,122
Carpenter Technology Corp	372	12,540
Celanese Corp ‘A’	1,331	42,725
CF Industries Holdings Inc	431	41,161
Cliffs Natural Resources Inc	1,140	72,869
Compass Minerals International Inc	274	20,994
Crown Holdings Inc *	1,348	38,634
E.I. du Pont de Nemours & Co	2,632	117,440
Eagle Materials Inc	388	9,196
Eastman Chemical Co	123	9,102
Ecolab Inc	1,965	99,704
FMC Corp	423	28,937
Freeport-McMoRan Copper & Gold Inc	3,957	337,888
International Flavors & Fragrances Inc	677	32,848
International Paper Co	2,859	62,183
Martin Marietta Materials Inc	388	29,864
Monsanto Co	4,594	220,190
Nalco Holding Co	1,103	27,807
Newmont Mining Corp	4,006	251,617
Nucor Corp	1,144	43,701
Owens-Illinois Inc *	432	12,122
Pactiv Corp *	990	32,650
PPG Industries Inc	226	16,453
Praxair Inc	2,576	232,510
Reliance Steel & Aluminum Co	60	2,492
Royal Gold Inc	67	3,339
RPM International Inc	553	11,016
Schnitzer Steel Industries Inc ‘A’	31	1,497
Sigma-Aldrich Corp	943	56,938
Southern Copper Corp	1,424	50,011
Temple-Inland Inc	143	2,668
The Lubrizol Corp	574	60,827
The Mosaic Co	1,331	78,210
The Scotts Miracle-Gro Co ‘A’	395	20,433
The Sherwin-Williams Co	479	35,992
The Valspar Corp	72	2,293
Titanium Metals Corp *	713	14,231
United States Steel Corp	237	10,390
Walter Energy Inc	359	29,183

		2,471,524

Telecommunication Services - 0.9%

American Tower Corp ‘A’ *	3,397	174,130
Clearwire Corp ‘A’ *	967	7,823
Crown Castle International Corp *	2,445	107,947
Frontier Communications Corp	3,227	26,365
Level 3 Communications Inc *	5,539	5,192
MetroPCS Communications Inc *	964	10,083
NII Holdings Inc *	1,115	45,826
SBA Communications Corp ‘A’ *	985	39,696
tw telecom Inc *	1,300	24,141
Windstream Corp	1,659	20,389

		461,592

Utilities - 0.1%

Calpine Corp *	1,386	17,256
EQT Corp	1,178	42,478
ITC Holdings Corp	367	22,846
Ormat Technologies Inc	95	2,771

		85,351

Total Common Stocks
(Cost $45,010,241)		49,828,892

EXCHANGE-TRADED FUND - 3.5%

iShares Russell 1000 Growth Index Fund	35,599	1,828,721

Total Exchange-Traded Fund
(Cost $1,785,301)		1,828,721

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 5.4%

Repurchase Agreement - 5.4%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $2,853,786; collateralized by Freddie Mac: 0.000% due 01/25/11 and value $2,911,356)	$2,853,785	$2,853,785

Total Short-Term Investment
(Cost $2,853,785)		2,853,785

TOTAL INVESTMENTS - 103.3%
(Cost $49,649,327)		54,511,398

OTHER ASSETS & LIABILITIES, NET - (3.3%)		(1,746,538)

NET ASSETS - 100.0%		$52,764,860

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	As of September 30, 2010, securities with a total aggregate value of $564,192 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
NASDAQ 100 E-Mini (12/10)	7	$275,754	$3,616
S&P 500 E-Mini (12/10)	12	679,520	2,500

			$6,116

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$49,828,892	$49,828,892	$-	$-
	Exchange-Traded Fund	1,828,721	1,828,721	-	-
	Short-Term Investment	2,853,785	-	2,853,785	-
	Derivatives (2)
	Equity Contracts	6,116	6,116	-	-

	Total	$54,517,514	$51,663,729	$2,853,785	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives include open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.3%

Consumer Discretionary - 7.1%

Aaron’s Inc	321	$5,922
Abercrombie & Fitch Co ‘A’	194	7,628
American Eagle Outfitters Inc	1,423	21,288
Autoliv Inc	532	34,756
AutoNation Inc *	424	9,858
BorgWarner Inc *	88	4,631
Brinker International Inc	137	2,584
Cablevision Systems Corp ‘A’	2,251	58,954
Carnival Corp (Panama)	2,617	99,996
CBS Corp ‘B’	5,728	90,846
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	366	9,132
Choice Hotels International Inc	254	9,261
Clear Channel Outdoor Holdings Inc ‘A’ *	349	3,989
Comcast Corp ‘A’	26,903	486,406
D.R. Horton Inc	2,636	29,312
Discovery Communications Inc ‘A’ *	724	31,530
DISH Network Corp ‘A’	1,914	36,672
Education Management Corp *	163	2,393
Expedia Inc	1,146	32,329
Federal-Mogul Corp *	178	3,366
Foot Locker Inc	1,484	21,562
Fortune Brands Inc	1,280	63,014
GameStop Corp ‘A’ *	1,445	28,481
Gannett Co Inc	2,245	27,456
Garmin Ltd (Switzerland)	995	30,198
Genuine Parts Co	1,518	67,688
H&R Block Inc	1,732	22,429
Harman International Industries Inc *	341	11,393
Hyatt Hotels Corp ‘A’ *	430	16,078
International Speedway Corp ‘A’	178	4,343
J.C. Penney Co Inc	1,527	41,504
Jarden Corp	885	27,550
John Wiley & Sons Inc ‘A’	32	1,308
Johnson Controls Inc	372	11,346
KB Home	744	8,429
Kohl’s Corp *	762	40,142
Lamar Advertising Co ‘A’ *	435	13,842
Lear Corp *	331	26,126
Leggett & Platt Inc	558	12,700
Lennar Corp ‘A’	1,502	23,101
Liberty Global Inc ‘A’ *	2,262	69,692
Liberty Media Corp - Capital ‘A’ *	693	36,078
Liberty Media Corp - Interactive ‘A’ *	5,712	78,311
Liberty Media Corp - Starz ‘A’ *	493	31,986
Lowe’s Cos Inc	3,284	73,200
M.D.C. Holdings Inc	377	10,944
Macy’s Inc	3,636	83,955
Madison Square Garden Inc ‘A’ *	378	7,968
Mattel Inc	1,478	34,674
Meredith Corp	198	6,595
MGM Resorts International *	2,239	25,256
Mohawk Industries Inc *	480	25,584
Newell Rubbermaid Inc	2,676	47,660
News Corp ‘A’	17,286	225,755
Office Depot Inc *	2,331	10,723
Omnicom Group Inc	562	22,188
Penn National Gaming Inc *	645	19,098
PulteGroup Inc *	3,197	28,006
RadioShack Corp	1,211	25,831
Regal Entertainment Group ‘A’	608	7,977
Royal Caribbean Cruises Ltd * (Liberia)	760	23,963
Sears Holdings Corp *	429	30,948
Service Corp International	2,427	20,921
Signet Jewelers Ltd (NYSE) * (Bermuda)	810	25,709
Stanley Black & Decker Inc	1,533	93,942
Tesla Motors Inc *	46	932
The Gap Inc	448	8,351
The McGraw-Hill Cos Inc	895	29,589
The New York Times Co ‘A’ *	1,351	10,457
The Walt Disney Co	18,730	620,150
The Washington Post Co ‘B’	59	23,565
Thomson Reuters Corp (NYSE) (Canada)	2,418	90,748
Time Warner Cable Inc	3,389	182,972
Time Warner Inc	8,654	265,245
Toll Brothers Inc *	1,391	26,457
TRW Automotive Holdings Corp *	232	9,642
VF Corp	842	68,219
Viacom Inc ‘B’	4,664	168,790
Virgin Media Inc	3,176	73,111
Wendy’s/Arby’s Group Inc ‘A’	1,959	8,874
Whirlpool Corp	416	33,679
Wyndham Worldwide Corp	1,732	47,578

		4,214,866

Consumer Staples - 9.8%

Alberto-Culver Co	629	23,682
Altria Group Inc	8,305	199,486
Archer-Daniels-Midland Co	6,149	196,276
BJ’s Wholesale Club Inc *	467	19,381
Brown-Forman Corp ‘B’	260	16,026
Bunge Ltd (Bermuda)	1,378	81,522
Campbell Soup Co	705	25,204
Central European Distribution Corp *	682	15,222
Coca-Cola Enterprises Inc	1,180	36,580
Colgate-Palmolive Co	764	58,721
ConAgra Foods Inc	3,830	84,030
Constellation Brands Inc ‘A’ *	1,729	30,586
Corn Products International Inc	731	27,413
CVS Caremark Corp	11,570	364,108
Dean Foods Co *	1,741	17,776
Del Monte Foods Co	1,863	24,424
Dr Pepper Snapple Group Inc	1,630	57,898
Energizer Holdings Inc *	675	45,380
Flowers Foods Inc	457	11,352
General Mills Inc	2,570	93,908
H.J. Heinz Co	1,784	84,508
Hansen Natural Corp *	105	4,895
Hormel Foods Corp	655	29,213
Kellogg Co	257	12,981
Kimberly-Clark Corp	823	53,536
Kraft Foods Inc ‘A’	15,340	473,392
Lorillard Inc	1,461	117,333
McCormick & Co Inc	638	26,822
Mead Johnson Nutrition Co	1,687	96,007
Molson Coors Brewing Co ‘B’	1,260	59,497
NBTY Inc *	536	29,469
PepsiCo Inc	6,554	435,448
Philip Morris International Inc	2,797	156,688
Ralcorp Holdings Inc *	517	30,234
Reynolds American Inc	1,605	95,321
Safeway Inc	3,716	78,631
Sara Lee Corp	1,815	24,375
Smithfield Foods Inc *	1,329	22,367
SUPERVALU Inc	1,999	23,048
The Clorox Co	81	5,408
The Coca-Cola Co	5,116	299,388
The Hershey Co	606	28,840
The J.M. Smucker Co	1,141	69,065
The Kroger Co	5,815	125,953
The Procter & Gamble Co	25,889	1,552,563
Tyson Foods Inc ‘A’	2,867	45,929
Wal-Mart Stores Inc	7,727	413,549
Walgreen Co	838	28,073

		5,851,508

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Energy - 10.7%

Alpha Natural Resources Inc *	996	$40,985
Anadarko Petroleum Corp	4,731	269,904
Apache Corp	3,483	340,498
Arch Coal Inc	462	12,340
Atlas Energy Inc *	205	5,871
Atwood Oceanics Inc *	430	13,094
Baker Hughes Inc	2,979	126,905
Cabot Oil & Gas Corp	977	29,418
Cameron International Corp *	991	42,573
Chesapeake Energy Corp	6,224	140,974
Chevron Corp	18,191	1,474,381
Cobalt International Energy Inc *	651	6,217
Comstock Resources Inc *	458	10,300
ConocoPhillips	8,781	504,293
CONSOL Energy Inc	1,156	42,726
Continental Resources Inc *	22	1,020
Denbury Resources Inc *	3,817	60,652
Devon Energy Corp	4,273	276,634
Diamond Offshore Drilling Inc	444	30,090
Dresser-Rand Group Inc *	65	2,398
El Paso Corp	5,491	67,979
Exterran Holdings Inc *	534	12,127
Exxon Mobil Corp	3,947	243,885
Forest Oil Corp *	386	11,464
Frontier Oil Corp	1,002	13,427
Frontline Ltd (Bermuda)	72	2,047
Helmerich & Payne Inc	900	36,414
Hess Corp	2,788	164,827
Holly Corp	153	4,399
Marathon Oil Corp	4,973	164,606
Mariner Energy Inc *	901	21,831
Massey Energy Co	969	30,058
McDermott International Inc * (Panama)	495	7,316
Murphy Oil Corp	1,614	99,939
Nabors Industries Ltd * (Bermuda)	1,620	29,257
National Oilwell Varco Inc	4,007	178,191
Newfield Exploration Co *	1,275	73,236
Noble Energy Inc	1,669	125,325
Occidental Petroleum Corp	6,190	484,677
Oceaneering International Inc *	527	28,384
Oil States International Inc *	446	20,761
Patterson-UTI Energy Inc	1,491	25,466
Peabody Energy Corp	2,570	125,956
Petrohawk Energy Corp *	814	13,138
Pioneer Natural Resources Co	1,110	72,183
Plains Exploration & Production Co *	1,351	36,031
Pride International Inc *	1,002	29,489
QEP Resources Inc	1,674	50,454
Quicksilver Resources Inc *	1,043	13,142
Rowan Cos Inc *	958	29,085
SandRidge Energy Inc *	1,499	8,514
Schlumberger Ltd (Netherlands)	1,658	102,149
SEACOR Holdings Inc *	203	17,288
SM Energy Co	185	6,930
Southern Union Co	1,186	28,535
Spectra Energy Corp	6,196	139,720
Sunoco Inc	1,142	41,683
Superior Energy Services Inc *	679	18,123
Teekay Corp	412	11,013
Tesoro Corp	1,374	18,357
The Williams Cos Inc	3,285	62,776
Tidewater Inc	490	21,957
Unit Corp *	377	14,058
Valero Energy Corp	5,407	94,677
Weatherford International Ltd * (Switzerland)	4,230	72,333
Whiting Petroleum Corp *	520	49,665

		6,354,145

Financials - 25.6%

ACE Ltd (Switzerland)	2,746	159,954
Aflac Inc	247	12,772
Alexandria Real Estate Equities Inc REIT	523	36,610
Alleghany Corp *	65	19,697
Allied World Assurance Co Holdings Ltd (Bermuda)	491	27,786
AMB Property Corp REIT	1,458	38,593
American Financial Group Inc	808	24,709
American International Group Inc *	1,169	45,708
American National Insurance Co	71	5,394
AmeriCredit Corp *	605	14,798
Ameriprise Financial Inc	1,967	93,098
Annaly Capital Management Inc REIT	5,926	104,298
Aon Corp	2,576	100,747
Apartment Investment & Management Co ‘A’ REIT	566	12,101
Arch Capital Group Ltd * (Bermuda)	442	37,040
Ares Capital Corp	1,827	28,593
Arthur J. Gallagher & Co	741	19,540
Aspen Insurance Holdings Ltd (Bermuda)	730	22,104
Associated Banc-Corp	1,635	21,566
Assurant Inc	1,081	43,997
Assured Guaranty Ltd (Bermuda)	1,740	29,771
AvalonBay Communities Inc REIT	793	82,416
AXIS Capital Holdings Ltd (Bermuda)	830	27,340
BancorpSouth Inc	820	11,628
Bank of America Corp	95,950	1,257,904
Bank of Hawaii Corp	301	13,521
BB&T Corp	6,618	159,361
Berkshire Hathaway Inc ‘B’ *	16,540	1,367,527
BlackRock Inc	219	37,285
BOK Financial Corp	242	10,921
Boston Properties Inc REIT	1,329	110,466
Brandywine Realty Trust REIT	1,231	15,080
BRE Properties Inc REIT	607	25,191
Brown & Brown Inc	529	10,681
Camden Property Trust REIT	639	30,653
Capital One Financial Corp	4,366	172,675
CapitalSource Inc	3,152	16,832
Capitol Federal Financial	191	4,718
CBOE Holdings Inc	75	1,503
Chimera Investment Corp REIT	8,442	33,346
Cincinnati Financial Corp	1,397	40,303
CIT Group Inc *	1,913	78,089
Citigroup Inc *	202,318	789,040
City National Corp	444	23,563
CME Group Inc ‘A’	628	163,563
CNA Financial Corp *	251	7,025
Comerica Inc	1,686	62,635
Commerce Bancshares Inc	695	26,125
CommonWealth REIT	629	16,102
Corporate Office Properties Trust REIT	559	20,856
Cullen/Frost Bankers Inc	502	27,043
Developers Diversified Realty Corp REIT	1,876	21,049
Digital Realty Trust Inc REIT	52	3,208
Discover Financial Services	5,200	86,736
Douglas Emmett Inc REIT	1,156	20,242
Duke Realty Corp REIT	2,444	28,326
E*TRADE Financial Corp *	2,078	30,214
East West Bancorp Inc	1,442	23,476
Endurance Specialty Holdings Ltd (Bermuda)	379	15,084
Equity Residential REIT	2,532	120,447
Erie Indemnity Co ‘A’	67	3,756
Essex Property Trust Inc REIT	177	19,371
Everest Re Group Ltd (Bermuda)	566	48,942
Federal Realty Investment Trust REIT	236	19,272
Federated Investors Inc ‘B’	279	6,350
Fidelity National Financial Inc ‘A’	2,214	34,782

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Fifth Third Bancorp	7,600	$91,428
First Citizens BancShares Inc ‘A’	52	9,634
First Horizon National Corp *	2,246	25,629
First Niagara Financial Group Inc	1,963	22,869
Forest City Enterprises Inc ‘A’ *	1,193	15,306
Fulton Financial Corp	1,941	17,585
General Growth Properties Inc REIT	440	6,864
Genworth Financial Inc ‘A’ *	3,835	46,864
GLG Partners Inc *	93	419
Green Dot Corp ‘A’ *	20	970
HCC Insurance Holdings Inc	1,092	28,490
HCP Inc REIT	2,965	106,681
Health Care REIT Inc	1,278	60,501
Hospitality Properties Trust REIT	1,190	26,573
Host Hotels & Resorts Inc REIT	6,294	91,137
Hudson City Bancorp Inc	4,137	50,720
Huntington Bancshares Inc	6,795	38,528
Interactive Brokers Group Inc ‘A’ *	267	4,595
Invesco Ltd (Bermuda)	3,119	66,216
Janus Capital Group Inc	1,628	17,827
Jefferies Group Inc	1,117	25,345
JPMorgan Chase & Co	38,050	1,448,563
KeyCorp	8,406	66,912
Kimco Realty Corp REIT	3,878	61,078
Legg Mason Inc	1,487	45,071
Leucadia National Corp *	1,883	44,476
Liberty Property Trust REIT	1,088	34,707
Lincoln National Corp	2,896	69,272
Loews Corp	3,009	114,041
M&T Bank Corp	703	57,512
Mack-Cali Realty Corp REIT	766	25,056
Markel Corp *	93	32,047
Marsh & McLennan Cos Inc	384	9,262
Marshall & Ilsley Corp	5,054	35,580
MBIA Inc *	1,457	14,643
Mercury General Corp	253	10,340
MetLife Inc	4,277	164,451
Morgan Stanley	9,116	224,983
Nationwide Health Properties Inc REIT	1,154	44,625
New York Community Bancorp Inc	4,175	67,844
Northern Trust Corp	1,390	67,054
NYSE Euronext	1,956	55,883
Old Republic International Corp	2,277	31,536
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	238	3,401
PartnerRe Ltd (Bermuda)	748	59,975
People’s United Financial Inc	3,569	46,718
Piedmont Office Realty Trust Inc ‘A’ REIT	521	9,852
Plum Creek Timber Co Inc REIT	906	31,982
Popular Inc *	9,636	27,944
Principal Financial Group Inc	3,057	79,237
ProLogis REIT	4,281	50,430
Protective Life Corp	812	17,669
Prudential Financial Inc	4,438	240,451
Public Storage REIT	128	12,421
Raymond James Financial Inc	960	24,317
Rayonier Inc REIT	540	27,065
Realty Income Corp REIT	1,058	35,676
Regency Centers Corp REIT	775	30,589
Regions Financial Corp	12,009	87,305
Reinsurance Group of America Inc	704	33,996
RenaissanceRe Holdings Ltd (Bermuda)	519	31,119
Senior Housing Properties Trust REIT	1,213	28,506
Simon Property Group Inc REIT	862	79,942
SL Green Realty Corp REIT	745	47,181
SLM Corp *	4,644	53,638
StanCorp Financial Group Inc	458	17,404
State Street Corp	4,798	180,693
SunTrust Banks Inc	4,780	123,467
Symetra Financial Corp	302	3,159
Synovus Financial Corp	7,467	18,369
Taubman Centers Inc REIT	513	22,885
TCF Financial Corp	1,335	21,614
TFS Financial Corp	814	7,481
The Allstate Corp	5,144	162,293
The Bank of New York Mellon Corp	11,599	303,082
The Chubb Corp	3,124	178,037
The Goldman Sachs Group Inc	4,923	711,767
The Hanover Insurance Group Inc	425	19,975
The Hartford Financial Services Group Inc	3,890	89,275
The Macerich Co REIT	1,240	53,258
The NASDAQ OMX Group Inc *	1,149	22,325
The PNC Financial Services Group Inc	5,030	261,107
The Progressive Corp	6,411	133,798
The St. Joe Co *	90	2,238
The Travelers Cos Inc	3,973	206,993
Torchmark Corp	780	41,449
Transatlantic Holdings Inc	607	30,848
U.S. Bancorp	18,332	396,338
UDR Inc REIT	1,624	34,299
Unitrin Inc	501	12,219
Unum Group	3,186	70,570
Validus Holdings Ltd (Bermuda)	639	16,844
Valley National Bancorp	1,502	19,376
Ventas Inc REIT	1,092	56,314
Vornado Realty Trust REIT	1,405	120,170
W.R. Berkley Corp	1,224	33,134
Washington Federal Inc	1,084	16,542
Weingarten Realty Investors REIT	1,155	25,202
Wells Fargo & Co	46,539	1,169,525
Wesco Financial Corp	14	5,014
White Mountains Insurance Group Ltd (Bermuda)	72	22,209
Wilmington Trust Corp	820	7,364
XL Group PLC (Ireland)	3,271	70,850
Zions Bancorp	1,658	35,415

		15,284,956

Health Care - 12.6%

Abbott Laboratories	1,446	75,539
Abraxis Bioscience Inc *	36	2,784
Aetna Inc	4,063	128,431
Alere Inc *	580	17,939
Amgen Inc *	9,161	504,863
Baxter International Inc	960	45,802
Beckman Coulter Inc	676	32,982
Bio-Rad Laboratories Inc ‘A’ *	191	17,287
Biogen Idec Inc *	2,313	129,806
Boston Scientific Corp *	14,499	88,879
Bristol-Myers Squibb Co	16,446	445,851
Brookdale Senior Living Inc *	675	11,009
Cardinal Health Inc	2,271	75,034
CareFusion Corp *	1,371	34,056
Cephalon Inc *	724	45,207
Charles River Laboratories International Inc *	496	16,442
CIGNA Corp	2,646	94,674
Community Health Systems Inc *	290	8,981
Coventry Health Care Inc *	1,402	30,185
Eli Lilly & Co	7,489	273,573
Emdeon Inc ‘A’ *	19	231
Endo Pharmaceuticals Holdings Inc *	1,111	36,930
Forest Laboratories Inc *	2,730	84,439
Genzyme Corp *	604	42,757
Health Net Inc *	960	26,102
Hill-Rom Holdings Inc	108	3,876
Hologic Inc *	2,477	39,657
Humana Inc *	1,627	81,741
Johnson & Johnson	22,420	1,389,143
Kinetic Concepts Inc *	543	19,863
King Pharmaceuticals Inc *	2,421	24,113

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Life Technologies Corp *	517	$24,139
LifePoint Hospitals Inc *	532	18,652
McKesson Corp	1,473	91,002
MEDNAX Inc *	21	1,119
Medtronic Inc	2,433	81,700
Merck & Co Inc	29,821	1,097,711
Mylan Inc *	449	8,446
Omnicare Inc	1,051	25,098
PerkinElmer Inc	605	14,000
Pfizer Inc	77,141	1,324,511
Quest Diagnostics Inc	186	9,387
Teleflex Inc	325	18,454
Tenet Healthcare Corp *	1,384	6,532
The Cooper Cos Inc	362	16,732
Thermo Fisher Scientific Inc *	3,925	187,929
UnitedHealth Group Inc	10,870	381,646
Universal Health Services Inc ‘B’	812	31,554
Watson Pharmaceuticals Inc *	1,074	45,441
WellPoint Inc *	3,822	216,478
Zimmer Holdings Inc *	1,939	101,468

		7,530,175

Industrials - 8.4%

Aecom Technology Corp *	687	16,667
AGCO Corp *	896	34,953
Alexander & Baldwin Inc	407	14,180
Alliant Techsystems Inc *	32	2,413
AMR Corp *	2,081	13,048
Armstrong World Industries Inc *	178	7,389
Avery Dennison Corp	996	36,972
Babcock & Wilcox Co *	213	4,533
BE Aerospace Inc *	918	27,825
Carlisle Cos Inc	547	16,383
Chicago Bridge & Iron Co NV ‘NY’ * (Netherlands)	573	14,010
Cintas Corp	1,276	35,154
CNH Global * (Netherlands)	208	7,621
Con-way Inc	464	14,379
Copa Holdings SA ‘A’ (Panama)	111	5,984
Corrections Corp of America *	887	21,891
Covanta Holding Corp	1,169	18,412
Crane Co	481	18,249
CSX Corp	3,722	205,901
Danaher Corp	366	14,863
Deere & Co	222	15,491
Dover Corp	666	34,772
Eaton Corp	1,184	97,668
Equifax Inc	1,210	37,752
FedEx Corp	1,060	90,630
Flowserve Corp	80	8,754
Fluor Corp	1,606	79,545
FTI Consulting Inc *	74	2,567
Gardner Denver Inc	22	1,181
GATX Corp	320	9,382
General Cable Corp *	307	8,326
General Dynamics Corp	3,305	207,587
General Electric Co	78,417	1,274,276
Goodrich Corp	860	63,408
Harsco Corp	722	17,747
Hertz Global Holdings Inc *	311	3,294
Hubbell Inc ‘B’	351	17,813
IDEX Corp	144	5,113
Ingersoll-Rand PLC (Ireland)	3,078	109,915
ITT Corp	1,755	82,187
Jacobs Engineering Group Inc *	477	18,460
Kansas City Southern *	391	14,627
KAR Auction Services Inc *	216	2,724
KBR Inc	1,450	35,728
Kennametal Inc	204	6,310
Kirby Corp *	482	19,309
L-3 Communications Holdings Inc	1,106	79,931
Lockheed Martin Corp	639	45,548
Manpower Inc	783	40,873
Masco Corp	2,403	26,457
Norfolk Southern Corp	3,538	210,546
Northrop Grumman Corp	2,880	174,614
Owens Corning *	488	12,507
Parker-Hannifin Corp	1,104	77,346
Pentair Inc	438	14,730
Pitney Bowes Inc	563	12,037
Quanta Services Inc *	1,995	38,065
Raytheon Co	3,644	166,567
Regal-Beloit Corp	51	2,993
Republic Services Inc	2,178	66,407
Rockwell Collins Inc	706	41,125
RR Donnelley & Sons Co	1,895	32,139
Ryder System Inc	244	10,436
Snap-on Inc	558	25,953
Southwest Airlines Co	6,171	80,655
Spirit AeroSystems Holdings Inc ‘A’ *	869	17,319
SPX Corp	393	24,869
Terex Corp *	1,051	24,089
Textron Inc	1,276	26,235
The Boeing Co	1,378	91,692
The Shaw Group Inc *	343	11,511
The Timken Co	212	8,132
Thomas & Betts Corp *	422	17,310
Towers Watson & Co ‘A’	357	17,557
Trinity Industries Inc	772	17,192
Tyco International Ltd (Switzerland)	4,175	153,348
UAL Corp *	386	9,121
Union Pacific Corp	4,235	346,423
United Technologies Corp	767	54,633
URS Corp *	783	29,738
USG Corp *	359	4,735
UTi Worldwide Inc (United Kingdom)	152	2,444
Wabtec Corp	394	18,829
Waste Connections Inc *	162	6,425
Waste Management Inc	4,619	165,083
WESCO International Inc *	286	11,237

		5,012,244

Information Technology - 5.2%

Activision Blizzard Inc	3,581	38,746
Advanced Micro Devices Inc *	3,575	25,418
Amdocs Ltd * (United Kingdom)	1,408	40,353
AOL Inc *	1,035	25,616
Arrow Electronics Inc *	1,037	27,719
Atmel Corp *	509	4,052
Avnet Inc *	1,451	39,191
AVX Corp	451	6,233
Broadridge Financial Solutions Inc	96	2,196
Brocade Communications Systems Inc *	4,314	25,194
CA Inc	680	14,362
CommScope Inc *	899	21,342
Computer Sciences Corp	1,475	67,850
Compuware Corp *	904	7,711
Convergys Corp *	928	9,698
CoreLogic Inc	1,107	21,210
Corning Inc	13,060	238,737
Diebold Inc	486	15,110
eBay Inc *	6,819	166,384
EchoStar Corp ‘A’ *	374	7,136
Electronic Arts Inc *	161	2,645
Fairchild Semiconductor International Inc *	1,226	11,524
Fidelity National Information Services Inc	2,528	68,585
Fiserv Inc *	490	26,372
IAC/InterActiveCorp *	506	13,293
Ingram Micro Inc ‘A’ *	1,439	24,262
Intel Corp	16,814	323,333

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
International Rectifier Corp *	667	$14,067
Intersil Corp ‘A’	818	9,562
Itron Inc *	30	1,837
Jabil Circuit Inc	511	7,363
KLA-Tencor Corp	1,536	54,113
Lexmark International Inc ‘A’ *	747	33,331
LSI Corp *	6,194	28,245
MEMC Electronic Materials Inc *	1,244	14,828
Micron Technology Inc *	8,181	58,985
Microsoft Corp	24,246	593,785
Molex Inc	1,295	27,104
Monster Worldwide Inc *	626	8,113
Motorola Inc *	22,225	189,579
National Semiconductor Corp	176	2,248
Novell Inc *	3,302	19,713
Novellus Systems Inc *	86	2,286
PMC-Sierra Inc *	2,008	14,779
Seagate Technology * (Ireland)	1,328	15,644
SunPower Corp ‘A’ *	564	8,122
Symantec Corp *	6,921	104,992
Synopsys Inc *	1,323	32,771
Tech Data Corp *	446	17,974
Tellabs Inc	3,661	27,274
Texas Instruments Inc	6,393	173,506
Total System Services Inc	1,593	24,277
Vishay Intertechnology Inc *	1,674	16,204
Vishay Precision Group Inc *	93	1,452
Western Digital Corp *	1,698	48,206
Xerox Corp	13,187	136,485
Yahoo! Inc *	7,655	108,471
Zebra Technologies Corp ‘A’ *	236	7,939

		3,077,527

Materials - 2.9%

AK Steel Holding Corp	894	12,346
Alcoa Inc	8,347	101,082
Aptargroup Inc	658	30,051
Ashland Inc	688	33,554
Ball Corp	690	40,607
Bemis Co Inc	1,055	33,496
Cabot Corp	624	20,324
CF Industries Holdings Inc	194	18,527
Commercial Metals Co	1,110	16,084
Cytec Industries Inc	474	26,724
Domtar Corp	410	26,478
E.I. du Pont de Nemours & Co	5,675	253,219
Eastman Chemical Co	550	40,700
FMC Corp	217	14,845
Greif Inc ‘A’	323	19,005
Huntsman Corp	1,828	21,132
International Paper Co	911	19,814
Intrepid Potash Inc *	443	11,549
MeadWestvaco Corp	1,621	39,520
Nucor Corp	1,720	65,704
Owens-Illinois Inc *	1,074	30,136
Packaging Corp of America	1,001	23,193
Pactiv Corp *	140	4,617
PPG Industries Inc	1,329	96,751
Reliance Steel & Aluminum Co	635	26,372
Royal Gold Inc	427	21,282
RPM International Inc	626	12,470
Schnitzer Steel Industries Inc ‘A’	165	7,966
Sealed Air Corp	1,534	34,484
Sigma-Aldrich Corp	95	5,736
Sonoco Products Co	972	32,504
Steel Dynamics Inc	2,093	29,532
Temple-Inland Inc	856	15,973
The Dow Chemical Co	11,044	303,268
The Sherwin-Williams Co	342	25,698
The Valspar Corp	852	27,136
United States Steel Corp	1,113	48,794
Vulcan Materials Co	1,229	45,375
Walter Energy Inc	107	8,698
Weyerhaeuser Co	5,119	80,675

		1,725,421

Telecommunication Services - 5.0%

AT&T Inc ‡	56,511	1,616,215
CenturyLink Inc	2,873	113,369
Clearwire Corp ‘A’ *	272	2,200
Frontier Communications Corp	5,825	47,590
Leap Wireless International Inc *	596	7,361
Level 3 Communications Inc *	9,846	9,229
MetroPCS Communications Inc *	1,256	13,138
NII Holdings Inc *	333	13,686
Qwest Communications International Inc	16,602	104,094
Sprint Nextel Corp *	28,164	130,399
Telephone & Data Systems Inc	802	26,306
U.S. Cellular Corp *	138	6,344
Verizon Communications Inc	27,033	881,005
Windstream Corp	2,730	33,552

		3,004,488

Utilities - 7.0%

AGL Resources Inc	738	28,310
Allegheny Energy Inc	1,607	39,404
Alliant Energy Corp	1,051	38,204
Ameren Corp	2,278	64,695
American Electric Power Co Inc	4,579	165,897
American Water Works Co Inc	1,656	38,535
Aqua America Inc	1,310	26,724
Atmos Energy Corp	893	26,120
Calpine Corp *	1,814	22,584
CenterPoint Energy Inc	4,022	63,226
CMS Energy Corp	2,198	39,608
Consolidated Edison Inc	2,696	130,001
Constellation Energy Group Inc	1,766	56,936
Dominion Resources Inc	5,700	248,862
DPL Inc	1,124	29,370
DTE Energy Co	1,610	73,947
Duke Energy Corp	12,557	222,384
Edison International	3,115	107,125
Energen Corp	699	31,958
Entergy Corp	1,810	138,519
EQT Corp	81	2,921
Exelon Corp	6,317	268,978
FirstEnergy Corp	2,915	112,344
Great Plains Energy Inc	1,289	24,362
Hawaiian Electric Industries Inc	912	20,556
Integrys Energy Group Inc	736	38,316
ITC Holdings Corp	65	4,046
MDU Resources Group Inc	1,799	35,890
Mirant Corp *	1,430	14,243
National Fuel Gas Co	708	36,682
NextEra Energy Inc	3,965	215,656
NiSource Inc	2,659	46,267
Northeast Utilities	1,683	49,766
NRG Energy Inc *	2,441	50,822
NSTAR	1,011	39,783
NV Energy Inc	2,220	29,193
OGE Energy Corp	929	37,039
ONEOK Inc	1,024	46,121
Ormat Technologies Inc	78	2,275
Pepco Holdings Inc	2,115	39,339
PG&E Corp	3,561	161,741
Pinnacle West Capital Corp	1,049	43,292
PPL Corp	4,611	125,558
Progress Energy Inc	2,746	121,977
Public Service Enterprise Group Inc	4,838	160,041
Questar Corp	1,657	29,047

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
RRI Energy Inc *	3,463	$12,294
SCANA Corp	1,089	43,909
Sempra Energy	2,367	127,345
Southern Co	7,885	293,637
TECO Energy Inc	2,047	35,454
The AES Corp *	6,403	72,674
UGI Corp	1,028	29,411
Vectren Corp	778	20,127
Westar Energy Inc	1,076	26,072
Wisconsin Energy Corp	1,117	64,563
Xcel Energy Inc	4,394	100,930

		4,175,080

Total Common Stocks
(Cost $52,697,332)		56,230,410

EXCHANGE-TRADED FUND - 3.6%

iShares Russell 1000 Value Index Fund	36,184	2,134,494

Total Exchange-Traded Fund
(Cost $2,121,747)		2,134,494

SHORT-TERM INVESTMENT - 5.1%

Repurchase Agreement - 5.1%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $3,026,512; collateralized by Federal Home Loan Bank: 0.950% due 11/30/10 and value $3,091,550)	3,026,511	3,026,511

Total Short-Term Investment
(Cost $3,026,511)		3,026,511

TOTAL INVESTMENTS - 103.0%
(Cost $57,845,590)		61,391,415

OTHER ASSETS & LIABILITIES, NET - (3.0%)		(1,760,439)

NET ASSETS - 100.0%		$59,630,976

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	As of September 30, 2010, securities with a total aggregate value of $471,900 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (12/10)	20	$1,130,879	$5,821

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$56,230,410	$56,230,410	$-	$-
	Exchange-Traded Fund	2,134,494	2,134,494	-	-
	Short-Term Investment	3,026,511	-	3,026,511	-
	Derivatives (2)
	Equity Contracts	5,821	5,821	-	-

	Total	$61,397,236	$58,370,725	$3,026,511	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives include open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.0%

Consumer Discretionary - 16.9%

1-800-FLOWERS.COM Inc ‘A’ *	107	$202
99 Cents Only Stores *	1,251	23,619
AFC Enterprises Inc *	738	9,151
Ambassadors Group Inc	638	7,235
America’s Car-Mart Inc *	170	4,281
American Axle & Manufacturing Holdings Inc *	1,833	16,534
American Greetings Corp ‘A’	71	1,320
American Public Education Inc *	573	18,829
Amerigon Inc *	696	7,169
Ameristar Casinos Inc	856	14,937
AnnTaylor Stores Corp *	1,887	38,193
Arbitron Inc	867	24,250
Asbury Automotive Group Inc *	934	13,141
Ballantyne Strong Inc *	479	4,143
bebe Stores Inc	175	1,262
Belo Corp ‘A’ *	2,866	17,769
Big 5 Sporting Goods Corp	621	8,334
Biglari Holdings Inc *	4	1,315
BJ’s Restaurants Inc *	723	20,360
Blue Nile Inc *	389	17,307
Blyth Inc	48	1,980
Bridgepoint Education Inc *	615	9,508
Brown Shoe Co Inc	999	11,459
Brunswick Corp	2,840	43,225
Buffalo Wild Wings Inc *	573	27,441
California Pizza Kitchen Inc *	659	11,243
Cambium Learning Group Inc *	405	1,296
Capella Education Co *	537	41,682
Caribou Coffee Co Inc *	203	2,111
Carmike Cinemas Inc *	158	1,378
Carrols Restaurant Group Inc *	443	2,348
Carter’s Inc *	1,894	49,869
Casual Male Retail Group Inc *	1,181	4,818
Cavco Industries Inc *	38	1,365
CEC Entertainment Inc *	700	24,031
Cherokee Inc	360	6,566
Christopher & Banks Corp	668	5,284
Churchill Downs Inc	49	1,750
Citi Trends Inc *	463	11,209
CKX Inc *	253	1,240
Coinstar Inc *	1,006	43,248
Coldwater Creek Inc *	2,104	11,088
Collective Brands Inc *	1,444	23,306
Cooper Tire & Rubber Co	1,967	38,612
Core-Mark Holding Co Inc *	51	1,579
Corinthian Colleges Inc *	2,769	19,438
CPI Corp	179	4,633
Cracker Barrel Old Country Store Inc	694	35,227
Crocs Inc *	2,746	35,725
Crown Media Holdings Inc ‘A’ *	114	272
Culp Inc *	244	2,391
Dana Holding Corp *	4,120	50,758
Deckers Outdoor Corp *	1,214	60,651
Denny’s Corp *	3,161	9,831
Destination Maternity Corp *	165	5,432
Dex One Corp *	103	1,265
DineEquity Inc *	579	26,043
Domino’s Pizza Inc *	400	5,288
Dorman Products Inc *	357	11,003
Drew Industries Inc *	219	4,568
drugstore.com Inc *	2,812	5,399
DSW Inc ‘A’ *	438	12,571
Eastman Kodak Co *	8,753	36,763
Einstein Noah Restaurant Group Inc *	178	1,887
Empire Resorts Inc *	707	785
Entercom Communications Corp ‘A’ *	621	4,881
Entravision Communications Corp ‘A’ *	1,378	2,742
Ethan Allen Interiors Inc	262	4,575
Exide Technologies *	582	2,788
Express Inc *	512	7,788
Fuel Systems Solutions Inc *	442	17,287
G-III Apparel Group Ltd *	479	15,031
Genesco Inc *	64	1,912
Global Sources Ltd * (Bermuda)	647	4,885
Grand Canyon Education Inc *	960	21,053
Group 1 Automotive Inc *	164	4,900
Harte-Hanks Inc	1,228	14,331
hhgregg Inc *	433	10,721
Hibbett Sports Inc *	925	23,079
Hot Topic Inc	524	3,139
HSN Inc *	1,219	36,448
Interval Leisure Group Inc *	1,239	16,689
iRobot Corp *	656	12,182
Jack in the Box Inc *	1,606	34,433
Jamba Inc *	1,685	3,690
Jo-Ann Stores Inc *	862	38,402
Joe’s Jeans Inc *	1,154	2,435
Jos. A. Bank Clothiers Inc *	870	37,071
K-Swiss Inc ‘A’ *	419	5,342
K12 Inc *	822	23,863
Kenneth Cole Productions Inc ‘A’ *	76	1,267
Kirkland’s Inc *	591	8,191
Knology Inc *	883	11,859
Krispy Kreme Doughnuts Inc *	1,748	8,006
La-Z-Boy Inc *	162	1,367
Lacrosse Footwear Inc	136	1,878
LeapFrog Enterprises Inc *	877	4,806
Learning Tree International Inc	177	1,791
Lee Enterprises Inc *	1,432	3,838
Life Time Fitness Inc *	1,177	46,456
Lincoln Educational Services Corp *	537	7,738
Lions Gate Entertainment Corp * (Canada)	1,537	11,297
Liz Claiborne Inc *	2,993	18,197
LodgeNet Interactive Corp *	217	608
Lumber Liquidators Holdings Inc *	685	16,830
Maidenform Brands Inc *	739	21,320
Marine Products Corp *	278	1,707
Martha Stewart Living Omnimedia Inc ‘A’ *	818	3,877
Matthews International Corp ‘A’	978	34,582
McCormick & Schmick’s Seafood Restaurants Inc *	176	1,369
Media General Inc ‘A’ *	140	1,254
Midas Inc *	657	5,000
Monro Muffler Brake Inc	626	28,865
Morgans Hotel Group Co *	223	1,632
National CineMedia Inc	1,678	30,036
National Presto Industries Inc	149	15,864
NutriSystem Inc	876	16,854
OfficeMax Inc *	962	12,593
Orbitz Worldwide Inc *	616	3,881
Overstock.com Inc *	519	8,159
Oxford Industries Inc	487	11,581
P.F. Chang’s China Bistro Inc	728	33,634
Papa John’s International Inc *	511	13,480
Peet’s Coffee & Tea Inc *	364	12,460
Penske Automotive Group Inc *	601	7,933
PetMed Express Inc	721	12,618
Pier 1 Imports Inc *	3,333	27,297
Pinnacle Entertainment Inc *	105	1,171
Playboy Enterprises Inc ‘B’ *	439	2,256
Polaris Industries Inc	975	63,472
Pool Corp	1,618	32,473
Pre-Paid Legal Services Inc *	235	14,685
RC2 Corp *	53	1,110
Rentrak Corp *	299	7,556
Retail Ventures Inc *	794	8,543

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
RG Barry Corp	285	$2,933
Rue21 Inc *	457	11,795
Ruth’s Hospitality Group Inc *	1,031	4,134
Sally Beauty Holdings Inc *	2,722	30,486
Scientific Games Corp ‘A’ *	1,049	10,175
Sealy Corp *	508	1,240
Select Comfort Corp *	1,446	9,804
Shoe Carnival Inc *	47	950
Shuffle Master Inc *	1,686	14,179
Shutterfly Inc *	880	22,871
Skechers U.S.A. Inc ‘A’ *	1,106	25,980
Smith & Wesson Holding Corp *	1,721	6,127
Sonic Automotive Inc ‘A’ *	176	1,730
Sonic Corp *	1,915	15,473
Sotheby’s	2,113	77,801
Standard Motor Products Inc	127	1,337
Stein Mart Inc *	306	2,702
Steiner Leisure Ltd * (Bahamas)	465	17,716
Steven Madden Ltd *	776	31,863
Stoneridge Inc *	473	4,971
Sturm Ruger & Co Inc	693	9,453
Summer Infant Inc *	322	2,518
Superior Industries International Inc	211	3,646
SuperMedia Inc *	380	4,017
Systemax Inc	311	3,819
Tenneco Inc *	1,900	55,043
Texas Roadhouse Inc *	1,831	25,744
The Bon-Ton Stores Inc *	117	1,190
The Buckle Inc	791	20,993
The Cato Corp ‘A’	890	23,816
The Cheesecake Factory Inc *	1,903	50,372
The Children’s Place Retail Stores Inc *	787	38,382
The Dress Barn Inc *	1,755	41,681
The Finish Line Inc ‘A’	458	6,371
The Gymboree Corp *	903	37,511
The McClatchy Co ‘A’ *	2,192	8,615
The Princeton Review Inc *	538	1,098
The Talbots Inc *	1,953	25,584
The Timberland Co ‘A’ *	913	18,087
The Warnaco Group Inc *	1,402	71,684
The Wet Seal Inc ‘A’ *	2,261	7,665
True Religion Apparel Inc *	791	16,880
U.S. Auto Parts Network Inc *	451	3,698
Ulta Salon Cosmetics & Fragrance Inc *	991	28,937
Under Armour Inc ‘A’ *	1,109	49,949
Universal Electronics Inc *	153	3,190
Universal Technical Institute Inc	660	12,903
Valassis Communications Inc *	1,582	53,614
Vitacost.com Inc *	450	2,705
Vitamin Shoppe Inc *	501	13,752
Volcom Inc *	611	11,682
Warner Music Group Corp *	529	2,381
Westwood One Inc *	147	1,248
Weyco Group Inc	105	2,543
Winmark Corp	66	2,207
Winnebago Industries Inc *	926	9,649
Wolverine World Wide Inc	1,577	45,749
World Wrestling Entertainment Inc ‘A’	666	9,264
Zumiez Inc *	638	13,500

		2,923,382

Consumer Staples - 2.8%

Arden Group Inc ‘A’	35	2,888
B&G Foods Inc	826	9,020
Bridgford Foods Corp	56	719
Cal-Maine Foods Inc	399	11,563
Calavo Growers Inc	331	7,176
Casey’s General Stores Inc	459	19,163
Cellu Tissue Holdings Inc *	346	4,128
Coca-Cola Bottling Co Consolidated	143	7,569
Darling International Inc *	1,904	16,222
Diamond Foods Inc	683	27,996
Heckmann Corp *	2,828	11,029
Inter Parfums Inc	430	7,564
J&J Snack Foods Corp	414	17,359
Lancaster Colony Corp	606	28,785
Lance Inc	800	17,040
Lifeway Foods Inc *	137	1,441
Limoneira Co	248	4,995
Medifast Inc *	419	11,367
National Beverage Corp	358	5,012
Nature’s Sunshine Products Inc *	218	1,949
Nu Skin Enterprises Inc ‘A’	1,528	44,006
Oil-Dri Corp of America	57	1,226
Pilgrim’s Pride Corp *	626	3,518
PriceSmart Inc	493	14,361
Revlon Inc ‘A’ *	145	1,830
Rite Aid Corp *	1,093	1,031
Ruddick Corp	697	24,172
Sanderson Farms Inc	650	28,139
Smart Balance Inc *	823	3,193
Star Scientific Inc *	2,902	6,094
Susser Holdings Corp *	24	336
Synutra International Inc *	673	7,773
The Boston Beer Co Inc ‘A’ *	267	17,854
The Female Health Co	584	3,008
The Great Atlantic & Pacific Tea Co Inc *	269	1,065
The Pantry Inc *	63	1,519
Tootsie Roll Industries Inc	698	17,366
United Natural Foods Inc *	1,363	45,170
USANA Health Sciences Inc *	180	7,265
Vector Group Ltd	962	17,991
Village Super Market Inc ‘A’	84	2,347
WD-40 Co	501	19,048

		481,297

Energy - 4.0%

Abraxas Petroleum Corp	771	2,190
American Oil & Gas Inc *	1,556	12,604
Apco Oil and Gas International Inc (Cayman)	274	9,483
BPZ Resources Inc *	645	2,470
Brigham Exploration Co *	3,697	69,319
Callon Petroleum Co *	856	4,237
CAMAC Energy Inc *	1,464	4,670
CARBO Ceramics Inc	603	48,843
Carrizo Oil & Gas Inc *	968	23,174
Cheniere Energy Inc *	605	1,525
Clayton Williams Energy Inc *	170	8,600
Clean Energy Fuels Corp *	1,236	17,564
Cloud Peak Energy Inc *	222	4,051
Contango Oil & Gas Co *	261	13,092
Dril-Quip Inc *	1,080	67,079
Endeavour International Corp *	4,353	5,615
Energy XXI Bermuda Ltd * (Bermuda)	1,613	37,276
Evolution Petroleum Corp *	430	2,584
FX Energy Inc *	1,935	8,011
Gulfport Energy Corp *	859	11,889
Hallador Energy Co	107	1,244
Halliburton Co	-	10
Houston American Energy Corp	547	5,470
ION Geophysical Corp *	3,946	20,282
Isramco Inc *	34	2,047
James River Coal Co *	700	12,271
Key Energy Services Inc *	193	1,835
Kodiak Oil & Gas Corp * (Canada)	4,379	14,845
L&L Energy Inc *	500	4,010
Lufkin Industries Inc	962	42,232
Magnum Hunter Resources Corp *	1,670	6,914
Matrix Service Co *	122	1,068
McMoRan Exploration Co *	2,660	45,779

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Newpark Resources Inc *	167	$1,403
Northern Oil & Gas Inc *	1,435	24,309
Oasis Petroleum Inc	757	14,663
OYO Geospace Corp *	113	6,540
Panhandle Oil & Gas Inc ‘A’	212	5,234
PetroQuest Energy Inc *	349	2,125
RAM Energy Resources Inc *	1,419	2,214
Rentech Inc *	6,533	6,442
Resolute Energy Corp *	103	1,139
Rex Energy Corp *	155	1,984
Rosetta Resources Inc *	1,009	23,701
RPC Inc	899	19,023
Scorpio Tankers Inc *	307	3,466
Stone Energy Corp *	83	1,223
Syntroleum Corp *	2,158	4,035
TETRA Technologies Inc *	225	2,295
TransAtlantic Petroleum Ltd * (Bermuda)	4,640	13,734
Uranium Energy Corp *	1,846	6,055
Vaalco Energy Inc *	182	1,045
Venoco Inc *	131	2,572
Warren Resources Inc *	354	1,405
World Fuel Services Corp	1,195	31,082

		687,972

Financials - 4.7%

Acadia Realty Trust REIT	281	5,339
Advance America Cash Advance Centers Inc	226	911
Alexander’s Inc REIT	43	13,579
Artio Global Investors Inc	795	12,163
Associated Estates Realty Corp REIT	595	8,318
Bank of the Ozarks Inc	58	2,151
BGC Partners Inc ‘A’	2,101	12,543
Bridge Bancorp Inc	59	1,474
Cardtronics Inc *	833	12,853
Cash America International Inc	320	11,200
CNO Financial Group Inc *	583	3,230
Cohen & Steers Inc	435	9,439
Compass Diversified Holdings	112	1,810
Crawford & Co ‘B’ *	721	1,752
Credit Acceptance Corp *	176	10,659
Diamond Hill Investment Group Inc	70	5,110
Dollar Financial Corp *	764	15,945
Duff & Phelps Corp ‘A’	1,010	13,605
DuPont Fabros Technology Inc REIT	465	11,695
EastGroup Properties Inc REIT	380	14,204
eHealth Inc *	764	9,871
Encore Capital Group Inc *	289	5,208
Epoch Holding Corp	355	4,572
Equity Lifestyle Properties Inc REIT	543	29,583
Equity One Inc REIT	195	3,292
Evercore Partners Inc ‘A’	460	13,161
Ezcorp Inc ‘A’ *	1,370	27,455
FelCor Lodging Trust Inc REIT *	1,427	6,564
Financial Engines Inc *	392	5,206
First American Financial Corp	196	2,928
First Cash Financial Services Inc *	972	26,973
First Financial Bankshares Inc	286	13,439
GAMCO Investors Inc ‘A’	151	5,818
Getty Realty Corp REIT	363	9,739
GFI Group Inc	1,170	5,429
Gleacher & Co Inc *	1,030	1,658
HFF Inc ‘A’ *	347	3,220
Home Properties Inc REIT	391	20,684
Investors Bancorp Inc *	178	2,108
JMP Group Inc	29	177
KBW Inc *	745	19,072
Kennedy-Wilson Holdings Inc *	596	6,318
Ladenburg Thalmann Financial Services Inc *	2,903	2,961
Life Partners Holdings Inc	216	4,110
LTC Properties Inc REIT	214	5,461
MarketAxess Holdings Inc	848	14,399
Mid-America Apartment Communities Inc REIT	640	37,299
National Health Investors Inc REIT	347	15,289
Nelnet Inc ‘A’	71	1,624
Omega Healthcare Investors Inc REIT	563	12,639
optionsXpress Holdings Inc *	1,401	21,519
Oritani Financial Corp	701	6,996
Portfolio Recovery Associates Inc *	538	34,782
Potlatch Corp REIT	655	22,270
PS Business Parks Inc REIT	108	6,110
Pzena Investment Management Inc ‘A’	251	1,724
Rodman & Renshaw Capital Group Inc *	438	942
S.Y. Bancorp Inc	49	1,216
Saul Centers Inc REIT	131	5,495
Signature Bank *	1,265	49,133
Stifel Financial Corp *	979	45,318
Strategic Hotels & Resorts Inc REIT *	1,056	4,477
Suffolk Bancorp	95	2,405
Tanger Factory Outlet Centers Inc REIT	712	33,564
Tejon Ranch Co *	125	2,709
Tower Group Inc	563	13,146
TradeStation Group Inc *	282	1,856
Trustco Bank Corp NY	204	1,134
Universal Health Realty Income Trust REIT	187	6,435
ViewPoint Financial Group	169	1,563
Virtus Investment Partners Inc *	146	4,418
Washington REIT	496	15,738
Westamerica Bancorp	400	21,796
Westwood Holdings Group Inc	178	6,022
World Acceptance Corp *	252	11,128

		806,133

Health Care - 18.8%

Abaxis Inc *	689	15,916
ABIOMED Inc *	1,103	11,703
Accelrys Inc *	879	6,118
Accretive Health Inc *	363	3,931
Accuray Inc *	1,626	10,114
Acorda Therapeutics Inc *	1,246	41,143
Acura Pharmaceuticals Inc *	230	573
Affymax Inc *	632	3,760
Affymetrix Inc *	189	862
AGA Medical Holdings Inc *	403	5,626
Air Methods Corp *	343	14,262
Akorn Inc *	1,741	7,034
Alexza Pharmaceuticals Inc *	1,480	4,692
Align Technology Inc *	1,892	37,045
Alimera Sciences Inc *	179	1,713
Alkermes Inc *	806	11,808
Alliance HealthCare Services Inc *	832	3,811
Allos Therapeutics Inc *	2,498	11,791
Almost Family Inc *	245	7,259
Alnylam Pharmaceuticals Inc *	1,142	14,024
Alphatec Holdings Inc *	1,154	2,458
AMAG Pharmaceuticals Inc *	651	11,204
Amedisys Inc *	948	22,562
America Service Group Inc	275	4,092
American Medical Systems Holdings Inc *	2,395	46,894
AMERIGROUP Corp *	219	9,301
AMN Healthcare Services Inc *	421	2,164
Analogic Corp	289	12,970
Antares Pharma Inc *	1,959	2,841
Anthera Pharmaceuticals Inc *	175	733
Aoxing Pharmaceutical Co Inc *	670	2,050
Ardea Biosciences Inc *	468	10,764
Arena Pharmaceuticals Inc *	3,453	5,421
ARIAD Pharmaceuticals Inc *	3,454	13,194
ArQule Inc *	1,250	6,437
Array BioPharma Inc *	1,630	5,265

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

ArthroCare Corp *	877	$23,837
AspenBio Pharma Inc *	1,046	533
athenahealth Inc *	1,084	35,794
Atrion Corp	47	7,403
Auxilium Pharmaceuticals Inc *	1,346	33,354
AVANIR Pharmaceuticals ‘A’ *	2,144	6,839
AVEO Pharmaceuticals Inc *	456	5,080
AVI BioPharma Inc *	3,287	6,048
Bio-Reference Labs Inc *	745	15,541
BioCryst Pharmaceuticals Inc *	851	4,204
Biodel Inc *	892	4,728
BioMimetic Therapeutics Inc *	542	6,179
Biosante Pharmaceuticals Inc *	2,172	3,649
BioScrip Inc *	951	4,907
BioSpecifics Technologies Corp *	112	3,015
Biotime Inc *	730	3,468
Bruker Corp *	2,285	32,059
Cadence Pharmaceuticals Inc *	984	8,216
Caliper Life Sciences Inc *	1,353	5,398
CardioNet Inc *	170	767
Catalyst Health Solutions Inc *	1,187	41,794
Celera Corp *	175	1,180
Celldex Therapeutics Inc *	969	3,876
Cepheid Inc *	1,917	35,867
Cerus Corp *	1,114	4,278
Chelsea Therapeutics International Ltd *	925	4,736
Chemed Corp	714	40,677
Chindex International Inc *	165	2,493
Clarient Inc *	1,661	5,614
Clinical Data Inc *	355	5,989
Codexis Inc *	167	1,603
Computer Programs & Systems Inc	306	13,026
Conceptus Inc *	971	13,351
Continucare Corp *	622	2,612
Corcept Therapeutics Inc *	858	3,338
Corvel Corp *	220	9,339
Cubist Pharmaceuticals Inc *	1,906	44,581
Cumberland Pharmaceuticals Inc *	341	1,981
Curis Inc *	2,167	2,969
Cyberonics Inc *	919	24,519
Cytokinetics Inc *	1,264	3,337
Cytori Therapeutics Inc *	1,237	6,049
CytRx Corp *	3,255	2,441
Delcath Systems Inc *	1,354	9,776
Depomed Inc *	1,694	7,589
DexCom Inc *	1,892	25,012
Dionex Corp *	551	47,628
DURECT Corp *	2,650	6,731
Dyax Corp *	2,908	6,892
Dynavax Technologies Corp *	2,203	4,031
Emergent BioSolutions Inc *	547	9,441
Emeritus Corp *	632	10,782
Endologix Inc *	1,477	6,735
Enzo Biochem Inc *	927	3,523
Enzon Pharmaceuticals Inc *	965	10,856
eResearchTechnology Inc *	1,527	11,422
Eurand NV * (Netherlands)	549	5,402
Exact Sciences Corp *	1,085	7,855
Exactech Inc *	160	2,611
Exelixis Inc *	1,748	6,852
Furiex Pharmaceuticals Inc *	217	2,448
Genomic Health Inc *	417	5,571
Genoptix Inc *	551	7,824
Gentiva Health Services Inc *	310	6,773
Geron Corp *	3,084	17,055
Haemonetics Corp *	783	45,829
Halozyme Therapeutics Inc *	2,220	17,116
Hanger Orthopedic Group Inc *	483	7,023
Hansen Medical Inc *	1,164	1,665
Health Grades Inc *	764	6,257
HealthSouth Corp *	2,809	53,933
HeartWare International Inc *	298	20,490
Hi-Tech Pharmacal Co Inc *	269	5,445
HMS Holdings Corp *	842	49,627
ICU Medical Inc *	76	2,834
Idenix Pharmaceuticals Inc *	1,074	3,329
Immucor Inc *	2,227	44,161
ImmunoGen Inc *	2,130	13,355
Immunomedics Inc *	1,963	6,321
Impax Laboratories Inc *	1,776	35,165
Incyte Corp Ltd *	2,836	45,348
Infinity Pharmaceuticals Inc *	368	2,028
Inhibitex Inc *	1,341	2,414
Inovio Pharmaceuticals Inc *	1,458	1,823
Inspire Pharmaceuticals Inc *	2,241	13,334
Insulet Corp *	1,242	17,562
Integra LifeSciences Holdings Corp *	678	26,754
InterMune Inc *	1,410	19,204
Invacare Corp	50	1,326
IPC The Hospitalist Co Inc *	505	13,797
IRIS International Inc *	547	5,251
Ironwood Pharmaceuticals Inc ‘A’ *	587	5,976
Isis Pharmaceuticals Inc *	2,919	24,520
Jazz Pharmaceuticals Inc *	432	4,635
Kensey Nash Corp *	239	6,905
Keryx Biopharmaceuticals Inc *	1,802	8,668
Landauer Inc	290	18,163
LCA-Vision Inc *	505	2,813
Lexicon Pharmaceuticals Inc *	1,845	2,952
LHC Group Inc *	486	11,270
Ligand Pharmaceuticals Inc ‘B’ *	3,776	5,966
Luminex Corp *	1,158	18,528
MAKO Surgical Corp *	963	9,226
MannKind Corp *	2,094	14,155
MAP Pharmaceuticals Inc *	423	6,472
Masimo Corp	1,662	45,389
MedAssets Inc *	1,406	29,582
Medidata Solutions Inc *	587	11,270
Medivation Inc *	1,067	13,871
MedQuist Inc *	341	2,987
MELA Sciences Inc *	755	4,923
Merge Healthcare Inc *	1,603	4,649
Meridian Bioscience Inc	1,345	29,429
Merit Medical Systems Inc *	797	12,664
Metabolix Inc *	842	10,592
Metropolitan Health Networks Inc *	1,169	4,442
Micromet Inc *	2,520	16,934
Molina Healthcare Inc *	280	7,557
Momenta Pharmaceuticals Inc *	1,242	18,692
MWI Veterinary Supply Inc *	399	23,030
Nabi Biopharmaceuticals *	1,327	6,370
Nanosphere Inc *	474	2,384
National Research Corp	47	1,226
Natus Medical Inc *	893	13,011
Nektar Therapeutics *	3,022	44,635
Neogen Corp *	725	24,541
Neostem Inc *	758	1,539
Neuralstem Inc *	1,391	3,505
Neurocrine Biosciences Inc *	1,541	9,338
NeurogesX Inc *	303	2,094
Novavax Inc *	2,959	6,480
NPS Pharmaceuticals Inc *	2,309	15,794
NuVasive Inc *	1,266	44,487
NxStage Medical Inc *	716	13,676
Nymox Pharmaceutical Corp * (Canada)	445	1,589
Obagi Medical Products Inc *	556	5,838
Omeros Corp *	635	4,629
Omnicell Inc *	1,027	13,433
Onyx Pharmaceuticals Inc *	2,029	53,525
Opko Health Inc *	2,645	5,925

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Optimer Pharmaceuticals Inc *	1,277	$11,710
OraSure Technologies Inc *	1,378	5,581
Orexigen Therapeutics Inc *	914	5,420
Orthofix International NV * (Netherlands)	551	17,312
Orthovita Inc *	1,940	4,404
Osiris Therapeutics Inc *	487	3,545
Owens & Minor Inc	1,576	44,853
Pain Therapeutics Inc *	1,167	7,212
Palomar Medical Technologies Inc *	296	3,058
PAREXEL International Corp *	1,850	42,790
PDI Inc *	211	1,844
PDL BioPharma Inc	4,424	23,270
Peregrine Pharmaceuticals Inc *	1,720	2,494
Pharmacyclics Inc *	1,509	12,163
Pharmasset Inc *	952	28,084
PharMerica Corp *	423	4,031
POZEN Inc *	793	5,614
Progenics Pharmaceuticals Inc *	588	2,969
Prospect Medical Holdings Inc *	141	1,199
PSS World Medical Inc *	1,830	39,125
Psychiatric Solutions Inc *	1,304	43,749
PURE Bioscience *	1,018	2,352
Quality Systems Inc	592	39,256
Questcor Pharmaceuticals Inc *	1,694	16,804
Quidel Corp *	794	8,726
RehabCare Group Inc *	120	2,426
Rigel Pharmaceuticals Inc *	1,621	13,633
Rochester Medical Corp *	292	3,186
Rural/Metro Corp *	559	4,757
Salix Pharmaceuticals Ltd *	1,795	71,297
Sangamo Biosciences Inc *	1,297	4,449
Santarus Inc *	1,515	4,560
Savient Pharmaceuticals Inc *	2,187	50,017
SciClone Pharmaceuticals Inc *	1,061	2,801
Seattle Genetics Inc *	2,753	42,754
Sequenom Inc *	2,310	16,193
SIGA Technologies Inc *	985	8,333
Sirona Dental Systems Inc *	1,060	38,202
Solta Medical Inc *	489	978
Somaxon Pharmaceuticals Inc *	1,060	4,123
SonoSite Inc *	453	15,180
Spectranetics Corp *	1,124	6,092
Spectrum Pharmaceuticals Inc *	1,484	6,188
Staar Surgical Co *	1,058	5,724
StemCells Inc *	3,482	2,890
Stereotaxis Inc *	799	3,308
STERIS Corp	1,756	58,334
Sunrise Senior Living Inc *	1,699	5,828
SurModics Inc *	358	4,267
Syneron Medical Ltd * (Israel)	227	2,252
Synovis Life Technologies Inc *	346	5,173
Synta Pharmaceuticals Corp *	809	3,228
Targacept Inc *	735	16,420
Team Health Holdings Inc *	462	5,964
The Ensign Group Inc	505	9,065
The Medicines Co *	922	13,092
The Providence Service Corp *	393	6,441
Theravance Inc *	2,048	41,165
TomoTherapy Inc *	505	1,778
Transcend Services Inc *	269	4,102
Transcept Pharmaceuticals Inc *	112	781
U.S. Physical Therapy Inc *	291	4,866
Unilife Corp *	1,543	9,304
Vanda Pharmaceuticals Inc *	899	6,005
Vascular Solutions Inc *	541	6,211
Vical Inc *	1,707	3,807
Vital Images Inc *	355	4,697
Vivus Inc *	2,501	16,732
Volcano Corp *	1,601	41,594
West Pharmaceutical Services Inc	1,065	36,540
Wright Medical Group Inc *	774	11,153
XenoPort Inc *	913	6,491
Young Innovations Inc	58	1,659
Zalacris Inc *	1,809	2,352
ZIOPHARM Oncology Inc *	1,474	5,528
Zoll Medical Corp *	691	22,299
ZymoGenetics Inc *	1,673	16,312

		3,250,779

Industrials - 16.1%

3D Systems Corp *	650	10,211
A.O. Smith Corp	702	40,639
A123 Systems Inc *	2,264	20,308
AAON Inc	452	10,631
ABM Industries Inc	489	10,557
Acacia Research Corp *	1,043	18,357
Actuant Corp ‘A’	2,152	49,410
Acuity Brands Inc	1,371	60,653
Administaff Inc	680	18,312
Advanced Battery Technologies Inc *	1,282	4,602
Aerovironment Inc *	519	11,548
Alaska Air Group Inc *	58	2,960
Albany International Corp ‘A’	168	3,179
Allegiant Travel Co	482	20,398
Altra Holdings Inc *	848	12,491
American Reprographics Co *	149	1,170
American Science & Engineering Inc	290	21,358
American Superconductor Corp *	1,446	44,971
APAC Customer Services Inc *	986	5,581
Applied Energetics Inc *	2,732	3,060
Applied Industrial Technologies Inc	1,349	41,279
Applied Signal Technology Inc	186	4,628
ArvinMeritor Inc *	2,989	46,449
Astronics Corp *	267	4,659
ATC Technology Corp *	237	5,863
Avis Budget Group Inc *	3,298	38,422
AZZ Inc	359	15,380
Badger Meter Inc	496	20,078
Baldor Electric Co	1,397	56,439
Barnes Group Inc	1,401	24,644
Barrett Business Services Inc	160	2,430
Beacon Roofing Supply Inc *	1,427	20,791
Belden Inc	1,520	40,098
Blount International Inc *	1,590	20,241
BlueLinx Holdings Inc *	323	1,289
Bowne & Co Inc	941	10,662
Briggs & Stratton Corp	967	18,383
Broadwind Energy Inc *	654	1,223
CAI International Inc *	106	1,608
Capstone Turbine Corp *	7,222	5,576
Casella Waste Systems Inc ‘A’ *	782	3,284
CBIZ Inc *	829	4,916
Celadon Group Inc *	418	5,773
Cenveo Inc *	1,769	8,898
CLARCOR Inc	1,483	57,288
Clean Harbors Inc *	713	48,306
Coleman Cable Inc *	223	1,336
Colfax Corp *	763	11,346
Consolidated Graphics Inc *	307	12,725
CoStar Group Inc *	668	32,538
CRA International Inc *	59	1,065
Cubic Corp	221	9,017
Deluxe Corp	1,571	30,053
DigitalGlobe Inc *	861	26,174
Dollar Thrifty Automotive Group Inc *	904	45,327
DXP Enterprises Inc *	253	4,802
Dynamex Inc *	152	2,318
Dynamic Materials Corp	153	2,312
Ener1 Inc *	1,829	6,731
Energy Recovery Inc *	1,128	4,049

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
EnerNOC Inc *	642	$20,165
EnerSys *	425	10,612
Ennis Inc	155	2,773
EnPro Industries Inc *	278	8,696
Exponent Inc *	408	13,705
Flow International Corp *	1,131	2,975
Forward Air Corp	949	24,674
Franklin Covey Co *	426	3,387
Franklin Electric Co Inc	664	22,018
FuelCell Energy Inc *	2,992	3,680
Furmanite Corp *	1,024	4,997
Generac Holdings Inc *	192	2,619
Genesee & Wyoming Inc ‘A’ *	1,223	53,066
GeoEye Inc *	711	28,781
GP Strategies Corp *	138	1,254
GrafTech International Ltd *	3,821	59,722
Graham Corp	307	4,765
Great Lakes Dredge & Dock Corp	586	3,405
Hawaiian Holdings Inc *	368	2,204
Hawk Corp ‘A’ *	154	6,664
Healthcare Services Group Inc	1,385	31,564
Heartland Express Inc	1,603	23,837
HEICO Corp	941	42,947
Heidrick & Struggles International Inc	44	857
Herman Miller Inc	1,840	36,211
Hexcel Corp *	2,521	44,849
Higher One Holdings Inc *	225	3,710
HNI Corp	1,453	41,788
Houston Wire & Cable Co	552	5,537
Hub Group Inc ‘A’ *	1,190	34,819
Hudson Highland Group Inc *	1,526	5,249
Huron Consulting Group Inc *	217	4,772
ICF International Inc *	251	6,293
II-VI Inc *	795	29,677
InnerWorkings Inc *	709	4,658
Insituform Technologies Inc ‘A’ *	1,106	26,743
Interface Inc ‘A’	1,623	23,095
Interline Brands Inc *	73	1,317
John Bean Technologies Corp	888	14,306
Kadant Inc *	90	1,702
Kaman Corp	488	12,790
Kaydon Corp	1,070	37,022
Kelly Services Inc ‘A’ *	88	1,032
Kforce Inc *	973	13,350
Knight Transportation Inc	1,853	35,818
Knoll Inc	1,527	23,684
Korn/Ferry International *	75	1,240
LaBarge Inc *	312	3,897
Lindsay Corp	418	18,108
Marten Transport Ltd	77	1,785
McGrath RentCorp	296	7,089
Michael Baker Corp *	30	989
Mine Safety Appliances Co	604	16,368
Mistras Group Inc *	448	5,188
Mueller Industries Inc	171	4,530
Mueller Water Products Inc ‘A’	4,617	13,943
MYR Group Inc *	88	1,442
NACCO Industries Inc ‘A’	168	14,681
Navigant Consulting Inc *	396	4,605
NCI Building Systems Inc *	804	7,662
Nordson Corp	1,068	78,701
Old Dominion Freight Line Inc *	1,197	30,428
Omega Flex Inc	77	1,100
Orbital Sciences Corp *	733	11,215
Orion Marine Group Inc *	972	12,062
Pacer International Inc *	1,304	7,876
Park-Ohio Holdings Corp *	280	3,724
PMFG Inc *	522	8,900
Polypore International Inc *	700	21,112
PowerSecure International Inc *	554	5,130
Quanex Building Products Corp	227	3,920
Raven Industries Inc	503	19,059
RBC Bearings Inc *	705	23,956
Resources Connection Inc	1,450	19,952
Roadrunner Transportation Systems Inc *	186	2,016
Rollins Inc	1,339	31,306
Satcon Technology Corp *	2,549	9,584
Sauer-Danfoss Inc *	351	7,473
Schawk Inc	293	5,409
School Specialty Inc *	191	2,485
SFN Group Inc *	207	1,244
Simpson Manufacturing Co Inc	1,203	31,013
Standard Parking Corp *	597	10,209
Standex International Corp	65	1,572
Steelcase Inc ‘A’	270	2,249
Sun Hydraulics Corp	394	11,107
SYKES Enterprises Inc *	132	1,793
TAL International Group Inc	124	3,003
Taser International Inc *	1,874	7,271
Teledyne Technologies Inc *	313	12,464
Tennant Co	584	18,046
Tetra Tech Inc *	1,992	41,772
Textainer Group Holdings Ltd (Bermuda)	306	8,182
The Advisory Board Co *	500	22,075
The Brink’s Co	1,316	30,268
The Corporate Executive Board Co	1,103	34,811
The Dolan Co *	456	5,185
The Geo Group Inc *	1,065	24,868
The Gorman-Rupp Co	385	10,611
The Middleby Corp *	531	33,660
The Standard Register Co	553	1,615
Titan International Inc	148	2,008
Titan Machinery Inc *	126	2,054
Trex Co Inc *	573	10,927
Trimas Corp *	454	6,742
TrueBlue Inc *	882	12,039
United Stationers Inc *	499	26,701
UQM Technologies Inc *	983	2,516
US Ecology Inc	658	10,528
Viad Corp	100	1,934
Vicor Corp	664	9,701
Volt Information Sciences Inc *	393	2,830
VSE Corp	65	2,293
Watsco Inc	879	48,943
Watts Water Technologies Inc ‘A’	89	3,030
Werner Enterprises Inc	206	4,221
Woodward Governor Co	1,930	62,571
Xerium Technologies Inc *	198	2,610

		2,788,186

Information Technology - 26.6%

ACI Worldwide Inc *	1,092	24,450
Acme Packet Inc *	1,378	52,281
Actel Corp *	455	7,257
Actuate Corp *	1,473	7,586
Acxiom Corp *	2,200	34,892
ADC Telecommunications Inc *	2,663	33,740
ADTRAN Inc	1,948	68,764
Advanced Analogic Technologies Inc *	291	1,021
Advanced Energy Industries Inc *	724	9,455
Advent Software Inc *	498	25,991
American Software Inc ‘A’	714	4,213
Amkor Technology Inc *	3,264	21,444
ANADIGICS Inc *	1,540	9,379
Ancestry.com Inc *	635	14,453
Anixter International Inc *	448	24,188
Applied Micro Circuits Corp *	2,127	21,270
Archipelago Learning Inc *	371	4,441
ArcSight Inc *	780	33,977
Ariba Inc *	2,852	53,903

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

ARRIS Group Inc *	870	$8,500
Art Technology Group Inc *	5,239	21,637
Aruba Networks Inc *	2,443	52,134
Aspen Technology Inc *	2,041	21,165
ATMI Inc *	62	921
AXT Inc *	377	2,496
Benchmark Electronics Inc *	156	2,558
BigBand Networks Inc *	645	1,832
Blackbaud Inc	1,432	34,425
Blackboard Inc *	1,097	39,536
Blue Coat Systems Inc *	1,349	32,457
Bottomline Technologies Inc *	981	15,068
Brightpoint Inc *	2,228	15,574
Brooks Automation Inc *	1,392	9,340
Cabot Microelectronics Corp *	152	4,891
CACI International Inc ‘A’ *	61	2,761
Calix Networks Inc *	177	2,542
Cass Information Systems Inc	298	10,224
Cavium Networks Inc *	1,424	40,954
Ceva Inc *	685	9,795
Checkpoint Systems Inc *	491	9,992
Cirrus Logic Inc *	2,068	36,893
Cogent Inc *	435	4,628
Cognex Corp	1,013	27,169
Coherent Inc *	558	22,326
Cohu Inc	139	1,750
CommVault Systems Inc *	1,382	35,973
Compellent Technologies Inc *	731	13,290
Computer Task Group Inc *	283	2,162
comScore Inc *	702	16,511
Comtech Telecommunications Corp *	314	8,588
Comverge Inc *	765	6,013
Concur Technologies Inc *	1,259	62,245
Conexant Systems Inc *	2,498	4,097
Constant Contact Inc *	883	18,923
Convio Inc *	164	1,512
Cray Inc *	431	2,845
CSG Systems International Inc *	500	9,115
CTS Corp	275	2,646
Cymer Inc *	245	9,085
Daktronics Inc	197	1,935
DDi Corp	533	4,925
DealerTrack Holdings Inc *	1,050	17,934
Deltek Inc *	538	4,309
DemandTec Inc *	623	5,862
DG FastChannel Inc *	776	16,878
Diamond Management & Technology Consultants Inc	723	9,037
Dice Holdings Inc *	461	3,909
Digi International Inc *	122	1,158
Digimarc Corp *	226	5,302
Digital River Inc *	150	5,106
Diodes Inc *	1,056	18,047
DivX Inc *	561	5,346
DTS Inc *	558	21,299
Ebix Inc *	836	19,604
Echelon Corp *	1,236	10,568
Echo Global Logistics Inc *	358	4,572
Electro Scientific Industries Inc *	79	878
Energy Conversion Devices Inc *	291	1,461
Entegris Inc *	1,255	5,861
Entropic Communications Inc *	1,726	16,570
Epicor Software Corp *	1,064	9,257
Exar Corp *	161	964
ExlService Holdings Inc *	479	9,317
Extreme Networks Inc *	667	2,074
Fabrinet * (Cayman)	216	3,417
FalconStor Software Inc *	380	1,163
FARO Technologies Inc *	514	11,210
FEI Co *	315	6,165
Finisar Corp *	2,402	45,134
Forrester Research Inc *	452	14,952
Fortinet Inc *	1,340	33,500
FSI International Inc *	1,130	3,006
Global Cash Access Holdings Inc *	1,372	5,598
GSI Commerce Inc *	2,114	52,216
GSI Technology Inc *	392	2,246
GT Solar International Inc *	1,921	16,079
Guidance Software Inc *	378	2,208
Harmonic Inc *	668	4,596
Heartland Payment Systems Inc	1,177	17,914
Hittite Microwave Corp *	858	40,884
Hughes Communications Inc *	171	4,660
Hypercom Corp *	1,401	9,106
iGate Corp	742	13,460
Immersion Corp *	822	4,858
Infinera Corp *	2,648	30,902
InfoSpace Inc *	129	1,117
Insight Enterprises Inc *	339	5,302
Integrated Device Technology Inc *	3,140	18,369
Integrated Silicon Solution Inc *	698	6,010
Interactive Intelligence Inc *	417	7,339
InterDigital Inc *	1,387	41,069
Intermec Inc *	1,025	12,566
Internet Brands Inc ‘A’ *	195	2,590
Intevac Inc *	232	2,322
IntraLinks Holdings Inc *	266	4,498
IPG Photonics Corp *	841	20,302
Isilon Systems Inc *	862	19,205
Ixia *	1,027	12,735
IXYS Corp *	437	4,173
j2 Global Communications Inc *	1,020	24,266
Jack Henry & Associates Inc	2,684	68,442
JDA Software Group Inc *	232	5,884
Keithley Instruments Inc	381	8,195
Kenexa Corp *	793	13,893
KIT Digital Inc *	601	7,206
Kopin Corp *	727	2,581
Kulicke & Soffa Industries Inc *	2,356	14,584
KVH Industries Inc *	474	7,115
Lattice Semiconductor Corp *	3,598	17,090
Lawson Software Inc *	4,412	37,370
Limelight Networks Inc *	1,223	7,191
Lionbridge Technologies Inc *	1,898	8,161
Liquidity Services Inc *	455	7,285
Littelfuse Inc *	600	26,220
LivePerson Inc *	1,419	11,920
Local.com Corp *	437	1,932
LogMeIn Inc *	486	17,486
LoopNet Inc *	585	6,926
Loral Space & Communications Inc *	354	18,479
LTX-Credence Corp *	4,643	9,704
Magma Design Automation Inc *	2,128	7,874
Manhattan Associates Inc *	729	21,396
ManTech International Corp ‘A’ *	662	26,215
Mattson Technology Inc *	2,027	5,574
MAXIMUS Inc	553	34,054
MaxLinear Inc ‘A’ *	209	2,345
Maxwell Technologies Inc *	922	13,470
Mentor Graphics Corp *	1,434	15,157
Mercury Computer Systems Inc *	72	866
Meru Networks Inc *	189	3,258
Methode Electronics Inc	653	5,929
Micrel Inc	1,583	15,608
Microsemi Corp *	976	16,738
MicroStrategy Inc ‘A’ *	285	24,684
Microvision Inc *	2,661	5,828
Mindspeed Technologies Inc *	1,107	8,601
MIPS Technologies Inc *	1,453	14,138
MKS Instruments Inc *	657	11,813

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
MoneyGram International Inc *	2,496	$6,090
Monolithic Power Systems Inc *	1,001	16,346
Monotype Imaging Holdings Inc *	674	6,167
MoSys Inc *	776	3,787
Move Inc *	4,974	11,092
MTS Systems Corp	516	15,996
Multi-Fineline Electronix Inc *	275	6,047
Nanometrics Inc *	608	9,150
NCI Inc ‘A’ *	188	3,557
Netezza Corp *	1,631	43,955
NETGEAR Inc *	1,138	30,737
Netlogic Microsystems Inc *	2,001	55,188
NetScout Systems Inc *	947	19,423
NetSuite Inc *	567	13,364
Network Engines Inc *	992	1,448
Network Equipment Technologies Inc *	847	2,922
Newport Corp *	351	3,980
NIC Inc	1,736	14,391
NVE Corp *	150	6,455
Occam Networks Inc *	352	2,756
Oclaro Inc *	1,603	25,664
OmniVision Technologies Inc *	1,266	29,169
Online Resources Corp *	261	1,159
OpenTable Inc *	502	34,176
Openwave Systems Inc *	2,602	4,423
Oplink Communications Inc *	274	5,436
Opnet Technologies Inc	429	7,786
OSI Systems Inc *	380	13,802
Parametric Technology Corp *	3,654	71,399
Park Electrochemical Corp	404	10,641
PDF Solutions Inc *	630	2,331
Pegasystems Inc	535	16,612
Perficient Inc *	488	4,460
Pericom Semiconductor Corp *	94	817
Plantronics Inc	1,531	51,717
Plexus Corp *	1,299	38,126
PLX Technology Inc *	1,082	3,917
Power Integrations Inc	802	25,496
Power-One Inc *	2,242	20,380
Presstek Inc *	748	1,638
Progress Software Corp *	1,338	44,288
PROS Holdings Inc *	738	6,849
QAD Inc *	353	1,468
QLIK Technologies Inc	324	7,144
Quantum Corp *	6,127	12,989
Quest Software Inc *	1,698	41,754
QuinStreet Inc *	321	4,825
Rackspace Hosting Inc *	3,063	79,577
Radiant Systems Inc *	1,071	18,314
RadiSys Corp *	598	5,633
RealD Inc	213	3,938
RealPage Inc	342	6,525
Renaissance Learning Inc	405	4,127
RF Micro Devices Inc *	8,595	52,773
Richardson Electronics Ltd	135	1,418
RightNow Technologies Inc *	679	13,376
Riverbed Technology Inc *	1,995	90,932
Rofin-Sinar Technologies Inc *	435	11,040
Rogers Corp *	156	4,911
Rosetta Stone Inc *	397	8,432
Rubicon Technology Inc *	492	11,163
Rudolph Technologies Inc *	880	7,313
Saba Software Inc *	878	4,776
Sanmina-SCI Corp *	2,592	31,311
Sapient Corp	3,263	39,058
SAVVIS Inc *	1,226	25,844
SeaChange International Inc *	370	2,742
Semtech Corp *	1,985	40,077
ShoreTel Inc *	1,488	7,380
Sigma Designs Inc *	144	1,655
Silicon Image Inc *	2,080	9,942
SMART Modular Technologies Inc * (Cayman)	954	5,753
Smith Micro Software Inc *	950	9,443
SolarWinds Inc *	1,079	18,624
Sonic Solutions Inc *	880	10,014
Sonus Networks Inc *	5,515	19,468
Sourcefire Inc *	892	25,725
Spansion Inc ‘A’ *	387	5,793
Spectrum Control Inc *	136	2,002
SPS Commerce Inc *	136	1,744
SRA International Inc ‘A’ *	94	1,854
SRS Labs Inc *	338	3,157
SS&C Technologies Holdings Inc *	431	6,810
Stamps.com Inc *	328	4,264
Standard Microsystems Corp *	237	5,406
STEC Inc *	1,258	15,662
Stratasys Inc *	633	17,547
SuccessFactors Inc *	1,997	50,145
Super Micro Computer Inc *	780	8,104
Supertex Inc *	318	7,034
support.com Inc *	1,419	6,499
Synaptics Inc *	1,086	30,560
Synchronoss Technologies Inc *	632	11,256
Syntel Inc	424	18,868
Take-Two Interactive Software Inc *	180	1,825
Taleo Corp ‘A’ *	1,275	36,962
Technitrol Inc	1,271	5,605
TechTarget Inc *	281	1,475
Tekelec *	307	3,979
TeleCommunication Systems Inc ‘A’ *	511	1,998
TeleNav Inc *	219	1,159
TeleTech Holdings Inc *	893	13,252
Terremark Worldwide Inc *	1,930	19,956
Tessco Technologies Inc	88	1,326
Tessera Technologies Inc *	908	16,798
The Hackett Group Inc *	582	2,404
The Knot Inc *	554	5,058
The Ultimate Software Group Inc *	797	30,796
THQ Inc *	701	2,818
TIBCO Software Inc *	5,226	92,709
Tier Technologies Inc *	239	1,324
TiVo Inc *	3,760	34,066
TNS Inc *	821	13,916
Travelzoo Inc *	164	4,225
TriQuint Semiconductor Inc *	4,957	47,587
TTM Technologies Inc *	561	5,492
Tyler Technologies Inc *	1,004	20,241
Ultra Clean Holdings Inc *	650	5,603
Ultratech Inc *	658	11,252
Unica Corp *	518	10,868
Unisys Corp *	530	14,787
United Online Inc	622	3,558
Universal Display Corp *	979	23,006
ValueClick Inc *	2,073	27,115
VASCO Data Security International Inc *	731	4,752
Veeco Instruments Inc *	1,291	45,017
VeriFone Holdings Inc *	2,709	84,169
ViaSat Inc *	372	15,293
Viasystems Group Inc *	85	1,292
VirnetX Systems Corp	1,089	15,987
Virtusa Corp *	215	2,083
Vocus Inc *	598	11,051
Volterra Semiconductor Corp *	763	16,420
Wave Systems Corp ‘A’ *	2,908	6,514
Websense Inc *	1,389	24,641
Wright Express Corp *	1,229	43,888
Xyratex Ltd * (Bermuda)	943	13,994
Zix Corp *	1,844	5,237
Zoran Corp *	158	1,207

		4,597,811

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Materials - 4.7%

AEP Industries Inc *	61	$1,441
Allied Nevada Gold Corp *	2,375	62,938
AMCOL International Corp	741	19,407
Arch Chemicals Inc	429	15,054
Balchem Corp	908	28,021
Brush Engineered Materials Inc *	44	1,251
Calgon Carbon Corp *	1,832	26,564
Capital Gold Corp *	1,935	9,346
Clearwater Paper Corp *	272	20,694
Coeur d’Alene Mines Corp *	181	3,606
Deltic Timber Corp	338	15,142
Ferro Corp *	1,170	15,081
General Moly Inc *	1,917	7,016
Globe Specialty Metals Inc *	2,026	28,445
Golden Star Resources Ltd (XASE) * (Canada)	8,291	40,958
H.B. Fuller Co	114	2,265
Hawkins Inc	234	8,288
Haynes International Inc	46	1,606
Innophos Holdings Inc	167	5,528
Jaguar Mining Inc * (Canada)	2,620	17,030
KMG Chemicals Inc	143	2,015
Koppers Holdings Inc	649	17,439
Kraton Performance Polymers Inc *	329	8,932
LSB Industries Inc *	596	11,068
Metals USA Holdings Corp *	162	2,103
Minerals Technologies Inc	49	2,887
Molycorp Inc	359	10,156
Neenah Paper Inc	221	3,359
NewMarket Corp	321	36,491
Noranda Aluminium Holding Corp *	411	3,378
Olin Corp	1,465	29,534
OMNOVA Solutions Inc *	1,408	10,124
PolyOne Corp *	2,095	25,329
Quaker Chemical Corp	261	8,498
Rock-Tenn Co ‘A’	423	21,070
Rockwood Holdings Inc *	1,235	38,865
RTI International Metals Inc *	132	4,042
Schweitzer-Mauduit International Inc	582	33,936
Senomyx Inc *	1,180	4,696
Silgan Holdings Inc	831	26,343
Solutia Inc *	3,874	62,062
Spartech Corp *	439	3,604
Stepan Co	244	14,423
Stillwater Mining Co *	1,425	23,997
STR Holdings Inc *	937	20,183
Thompson Creek Metals Co Inc * (Canada)	448	4,829
United States Lime & Minerals Inc *	74	2,861
US Gold Corp *	2,743	13,633
Verso Paper Corp *	388	1,117
W.R. Grace & Co *	363	10,142
Wausau Paper Corp *	172	1,426
Worthington Industries Inc	1,125	16,909
Zep Inc	684	11,929

		817,061

Telecommunication Services - 1.3%

AboveNet Inc *	701	36,515
Alaska Communications Systems Group Inc	1,380	14,007
Atlantic Tele-Network Inc	272	13,393
Cbeyond Inc *	831	10,662
Cincinnati Bell Inc *	1,652	4,411
Cogent Communications Group Inc *	1,411	13,362
Consolidated Communications Holdings Inc	606	11,314
Global Crossing Ltd * (Bermuda)	580	7,459
ICO Global Communications Holdings Ltd *	1,847	3,029
Neutral Tandem Inc *	1,035	12,368
NTELOS Holdings Corp	909	15,380
PAETEC Holding Corp *	2,918	11,993
Shenandoah Telecommunications Co	705	12,810
Syniverse Holdings Inc *	2,207	50,033
USA Mobility Inc	391	6,268
Vonage Holdings Corp *	1,192	3,039

		226,043

Utilities - 0.1%

American DG Energy Inc *	397	1,183
Cadiz Inc *	390	4,001
Otter Tail Corp	80	1,631
South Jersey Industries Inc	148	7,322

		14,137

Total Common Stocks
(Cost $14,128,240)		16,592,801

EXCHANGE-TRADED FUND - 2.2%

iShares Russell 2000 Growth Index Fund	4,970	371,458

Total Exchange-Traded Fund
(Cost $364,381)		371,458

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $532,329; collateralized by Freddie Mac: 3.000% due 08/11/17 and value $546,075)	$532,329	532,329

Total Short-Term Investment
(Cost $532,329)		532,329

TOTAL INVESTMENTS - 101.3%
(Cost $15,024,950)		17,496,588

OTHER ASSETS & LIABILITIES, NET - (1.3%)		(219,879)

NET ASSETS - 100.0%		$17,276,709

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	As of September 30, 2010, $46,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (12/10)	4	$268,783	$1,017

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$16,592,801	$16,592,801	$-	$-
	Exchange-Traded Fund	371,458	371,458	-	-
	Short-Term Investment	532,329	-	532,329	-
	Derivatives (2)
	Equity Contracts	1,017	1,017	-	-

	Total	$17,497,605	$16,965,276	$532,329	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives include open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.7%

Consumer Discretionary - 9.4%

1-800-FLOWERS.COM Inc ‘A’ *	786	$1,486
99 Cents Only Stores *	234	4,418
AFC Enterprises Inc *	165	2,046
AH Belo Corp ‘A’ *	659	4,659
America’s Car-Mart Inc *	195	4,910
American Apparel Inc *	925	1,138
American Greetings Corp ‘A’	1,417	26,342
Arctic Cat Inc *	451	4,623
Ascent Media Corp ‘A’ *	533	14,236
Audiovox Corp ‘A’ *	578	3,954
Barnes & Noble Inc	1,476	23,926
Beazer Homes USA Inc *	2,784	11,498
bebe Stores Inc	1,090	7,859
Biglari Holdings Inc *	49	16,104
Bluegreen Corp *	509	1,420
Blyth Inc	158	6,516
Bob Evans Farms Inc	1,151	32,309
Books-A-Million Inc	241	1,446
Borders Group Inc *	1,728	2,056
Boyd Gaming Corp *	1,997	14,478
Brookfield Homes Corp *	357	2,924
Brown Shoe Co Inc	497	5,701
Build-A-Bear Workshop Inc *	622	3,763
Cabela’s Inc *	1,539	29,210
Callaway Golf Co	2,366	16,562
Carmike Cinemas Inc *	155	1,352
Cavco Industries Inc *	201	7,218
Charming Shoppes Inc *	4,307	15,161
Christopher & Banks Corp	678	5,363
Churchill Downs Inc	356	12,716
Cinemark Holdings Inc	2,181	35,114
CKX Inc *	1,736	8,506
Collective Brands Inc *	769	12,412
Columbia Sportswear Co	436	25,480
Conn’s Inc *	373	1,734
Core-Mark Holding Co Inc *	350	10,836
Cracker Barrel Old Country Store Inc	56	2,843
Crown Media Holdings Inc ‘A’ *	757	1,809
CSS Industries Inc	292	5,049
Cumulus Media Inc ‘A’ *	592	1,664
Dana Holding Corp *	429	5,285
Delta Apparel Inc *	176	2,640
Dex One Corp *	1,809	22,215
Dillard’s Inc ‘A’	1,644	38,864
Domino’s Pizza Inc *	879	11,620
Drew Industries Inc *	456	9,512
Entercom Communications Corp ‘A’ *	137	1,077
Ethan Allen Interiors Inc	648	11,314
EW Scripps Co ‘A’ *	1,293	10,189
Exide Technologies *	2,121	10,160
Fisher Communications Inc *	240	4,183
Fred’s Inc ‘A’	1,443	17,027
Furniture Brands International Inc *	1,915	10,303
Gaiam Inc ‘A’	532	3,559
Gaylord Entertainment Co *	1,315	40,107
Genesco Inc *	831	24,830
Gray Television Inc *	1,777	3,572
Group 1 Automotive Inc *	738	22,051
Haverty Furniture Cos Inc	608	6,633
Helen of Troy Ltd * (Bermuda)	1,171	29,615
Hooker Furniture Corp	431	5,013
Hot Topic Inc	980	5,870
Hovnanian Enterprises Inc ‘A’ *	1,884	7,404
Iconix Brand Group Inc *	2,756	48,230
Isle of Capri Casinos Inc *	521	3,730
Jack in the Box Inc *	145	3,109
JAKKS Pacific Inc *	1,033	18,222
Johnson Outdoors Inc ‘A’ *	142	1,820
Jones Apparel Group Inc	3,305	64,910
Journal Communications Inc ‘A’ *	1,318	5,944
K-Swiss Inc ‘A’ *	494	6,298
Kenneth Cole Productions Inc ‘A’ *	174	2,901
Kid Brands Inc *	420	3,612
La-Z-Boy Inc *	1,712	14,449
Landry’s Restaurants Inc *	278	6,808
Libbey Inc *	651	8,574
Life Time Fitness Inc *	173	6,828
Lifetime Brands Inc *	340	5,134
LIN TV Corp ‘A’ *	991	4,400
Lions Gate Entertainment Corp * (Canada)	710	5,218
Lithia Motors Inc ‘A’	705	6,761
Live Nation Entertainment Inc *	5,354	52,898
LodgeNet Interactive Corp *	582	1,630
M/I Homes Inc *	662	6,865
Mac-Gray Corp	452	5,483
Marcus Corp	853	10,108
MarineMax Inc *	788	5,548
McCormick & Schmick’s Seafood Restaurants Inc *	298	2,318
Media General Inc ‘A’ *	619	5,546
Mediacom Communications Corp ‘A’ *	1,498	9,902
Meritage Homes Corp *	1,241	24,348
Modine Manufacturing Co *	1,790	23,216
Monarch Casino & Resort Inc *	286	3,206
Morgans Hotel Group Co *	541	3,960
Movado Group Inc *	562	6,115
Multimedia Games Inc *	1,000	3,700
New York & Co Inc *	730	1,876
Nexstar Broadcasting Group Inc *	292	1,504
O’Charley’s Inc *	607	4,364
OfficeMax Inc *	2,066	27,044
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	3,466	38,646
Outdoor Channel Holdings Inc *	395	2,184
Pacific Sunwear of California Inc *	2,512	13,138
Papa John’s International Inc *	176	4,643
Penske Automotive Group Inc *	1,078	14,230
Perry Ellis International Inc *	338	7,385
Pinnacle Entertainment Inc *	1,858	20,717
PRIMEDIA Inc	478	1,816
Quiksilver Inc *	4,764	18,627
Radio One Inc ‘D’ *	1,037	913
RC2 Corp *	741	15,524
Red Lion Hotels Corp *	475	3,534
Red Robin Gourmet Burgers Inc *	574	11,256
Regis Corp	2,178	41,665
Rent-A-Center Inc	2,489	55,704
Ruby Tuesday Inc *	2,449	29,070
Saks Inc *	5,114	43,980
Sally Beauty Holdings Inc *	306	3,427
Scholastic Corp	1,173	32,633
Scientific Games Corp ‘A’ *	1,270	12,319
Sealy Corp *	1,018	2,484
Select Comfort Corp *	276	1,871
Shoe Carnival Inc *	261	5,277
Sinclair Broadcast Group Inc ‘A’ *	1,683	11,815
Skyline Corp	270	5,470
Sonic Automotive Inc ‘A’ *	1,238	12,170
Spartan Motors Inc	1,185	5,498
Speedway Motorsports Inc	441	6,915
Stage Stores Inc	1,420	18,460
Standard Motor Products Inc	553	5,823
Standard Pacific Corp *	3,923	15,574
Stein Mart Inc *	592	5,227
Steinway Musical Instruments Inc *	195	3,358
Stewart Enterprises Inc ‘A’	3,050	16,439
Superior Industries International Inc	664	11,474

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
The Bon-Ton Stores Inc *	247	$2,512
The Buckle Inc	46	1,221
The Children’s Place Retail Stores Inc *	100	4,877
The Dress Barn Inc *	121	2,874
The Finish Line Inc ‘A’	1,310	18,222
The Men’s Wearhouse Inc	1,995	47,461
The Pep Boys-Manny, Moe & Jack	1,927	20,388
The Ryland Group Inc	1,686	30,213
The Talbots Inc *	380	4,978
The Timberland Co ‘A’ *	495	9,806
The Wet Seal Inc ‘A’ *	1,121	3,800
Tuesday Morning Corp *	1,249	5,958
Unifi Inc *	1,714	7,730
Universal Electronics Inc *	309	6,443
Vail Resorts Inc *	1,372	51,477
Warner Music Group Corp *	1,119	5,036
West Marine Inc *	536	5,446
Weyco Group Inc	139	3,367
World Wrestling Entertainment Inc ‘A’	119	1,655

		1,843,193

Consumer Staples - 3.0%

Alico Inc	79	1,836
Alliance One International Inc *	3,275	13,591
B&G Foods Inc	764	8,343
Cal-Maine Foods Inc	46	1,333
Casey’s General Stores Inc	877	36,615
Central Garden & Pet Co ‘A’ *	2,197	22,761
Chiquita Brands International Inc *	1,731	22,918
Darling International Inc *	756	6,441
Dole Food Co Inc *	1,315	12,032
Elizabeth Arden Inc *	893	17,851
Farmer Bros. Co	244	3,904
Fresh Del Monte Produce Inc * (Cayman)	1,513	32,832
Griffin Land & Nurseries Inc	81	2,142
Harbinger Group Inc *	316	1,754
Imperial Sugar Co	467	6,108
Ingles Markets Inc ‘A’	469	7,790
John B. Sanfilippo & Son Inc *	294	3,881
MGP Ingredients Inc	317	2,488
Nash Finch Co	462	19,653
Nutraceutical International Corp *	375	5,884
Oil-Dri Corp of America	147	3,162
Pilgrim’s Pride Corp *	964	5,418
Prestige Brands Holdings Inc *	1,572	15,547
Revlon Inc ‘A’ *	192	2,423
Rite Aid Corp *	18,944	17,864
Ruddick Corp	758	26,287
Sanderson Farms Inc	90	3,896
Schiff Nutrition International Inc	334	2,739
Seneca Foods Corp ‘A’ *	354	9,271
Smart Balance Inc *	1,242	4,819
Spartan Stores Inc	844	12,238
Spectrum Brands Holdings Inc *	666	18,102
Susser Holdings Corp *	218	3,052
The Andersons Inc	705	26,720
The Great Atlantic & Pacific Tea Co Inc *	770	3,049
The Hain Celestial Group Inc *	1,555	37,289
The Pantry Inc *	771	18,589
Tootsie Roll Industries Inc	95	2,364
TreeHouse Foods Inc *	1,309	60,345
Universal Corp	917	36,763
Vector Group Ltd	553	10,348
Village Super Market Inc ‘A’	129	3,604
Weis Markets Inc	408	15,965
Winn-Dixie Stores Inc *	2,045	14,581

		584,592

Energy - 6.7%

Abraxas Petroleum Corp	1,489	4,229
Allis-Chalmers Energy Inc *	1,393	5,809
Alon USA Energy Inc	267	1,442
Approach Resources Inc *	513	5,735
ATP Oil & Gas Corp *	1,705	23,273
Basic Energy Services Inc *	827	7,046
Berry Petroleum Co ‘A’	1,927	61,144
Bill Barrett Corp *	1,727	62,172
BPZ Resources Inc *	2,745	10,513
Bristow Group Inc *	1,353	48,816
Cal Dive International Inc *	3,455	18,899
Cheniere Energy Inc *	1,406	3,543
Cloud Peak Energy Inc *	977	17,830
Complete Production Services Inc *	2,932	59,959
Contango Oil & Gas Co *	149	7,474
Crosstex Energy Inc *	1,518	11,992
CVR Energy Inc *	1,272	10,494
Dawson Geophysical Co *	276	7,355
Delek US Holdings Inc	441	3,158
Delta Petroleum Corp *	6,737	5,299
DHT Holdings Inc	1,859	7,678
Energy Partners Ltd *	1,075	12,911
Gastar Exploration Ltd * (Canada)	1,562	6,279
General Maritime Corp	2,932	14,396
Georesources Inc *	473	7,521
Global Geophysical Services Inc *	246	1,793
Global Industries Ltd *	3,731	20,409
GMX Resources Inc *	1,085	5,273
Golar LNG Ltd (Bermuda)	1,258	15,750
Goodrich Petroleum Corp *	924	13,463
Green Plains Renewable Energy Inc *	587	7,109
Gulf Island Fabrication Inc	591	10,756
GulfMark Offshore Inc ‘A’ *	894	27,464
Harvest Natural Resources Inc *	1,207	12,577
Helix Energy Solutions Group Inc *	3,969	44,215
Hercules Offshore Inc *	4,331	11,477
Hornbeck Offshore Services Inc *	848	16,528
International Coal Group Inc *	5,014	26,674
James River Coal Co *	202	3,541
Key Energy Services Inc *	4,477	42,576
Knightsbridge Tankers Ltd (Bermuda)	709	13,400
Matrix Service Co *	792	6,930
Miller Petroleum Inc *	598	3,223
Natural Gas Services Group Inc *	440	6,499
Newpark Resources Inc *	3,161	26,552
Nordic American Tanker Shipping Ltd (Bermuda)	1,777	47,553
Oasis Petroleum Inc	916	17,743
Overseas Shipholding Group Inc	971	33,325
Parker Drilling Co *	4,269	18,570
Patriot Coal Corp *	2,961	33,785
Penn Virginia Corp	1,742	27,942
Petroleum Development Corp *	709	19,568
PetroQuest Energy Inc *	1,686	10,268
PHI Inc *	473	7,653
Pioneer Drilling Co *	2,006	12,798
Resolute Energy Corp *	1,376	15,219
REX American Resources Corp *	263	3,811
Rex Energy Corp *	1,008	12,902
Rosetta Resources Inc *	792	18,604
Seahawk Drilling Inc *	345	2,919
Ship Finance International Ltd (Bermuda)	1,714	33,303
Stone Energy Corp *	1,486	21,889
Swift Energy Co *	1,432	40,211
T-3 Energy Services Inc *	487	12,735
Teekay Tankers Ltd ‘A’	1,000	13,010
Tesco Corp * (Canada)	1,183	14,231
TETRA Technologies Inc *	2,577	26,285

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Union Drilling Inc *	487	$2,182
USEC Inc *	4,375	22,706
Vaalco Energy Inc *	1,608	9,230
Vantage Drilling Co * (Cayman)	5,702	9,123
Venoco Inc *	578	11,346
W&T Offshore Inc	1,296	13,738
Warren Resources Inc *	2,156	8,559
Western Refining Inc *	1,937	10,150
Willbros Group Inc *	1,763	16,167
World Fuel Services Corp	1,164	30,276

		1,318,977

Financials - 36.0%

1st Source Corp	572	9,930
1st United Bancorp Inc *	793	5,099
Abington Bancorp Inc	750	7,905
Acadia Realty Trust REIT	1,238	23,522
Advance America Cash Advance Centers Inc	1,706	6,875
Agree Realty Corp REIT	321	8,105
Alexander’s Inc REIT	25	7,895
Alliance Financial Corp	182	5,502
Alterra Capital Holdings Ltd (Bermuda)	3,591	71,533
Ambac Financial Group Inc *	6,621	3,675
American Campus Communities Inc REIT	2,442	74,335
American Capital Agency Corp REIT	1,223	32,495
American Capital Ltd *	12,788	74,298
American Equity Investment Life Holding Co	2,234	22,876
American National Bankshares Inc	244	5,353
American Physicians Capital Inc	311	12,894
American Physicians Service Group Inc	235	7,602
American Safety Insurance Holdings Ltd * (Bermuda)	381	6,226
Ameris Bancorp *	987	9,228
Amerisafe Inc *	758	14,235
Ames National Corp	296	5,902
AmTrust Financial Services Inc	843	12,240
Anworth Mortgage Asset Corp REIT	4,390	31,301
Apollo Commercial Real Estate Finance Inc REIT	659	10,590
Apollo Investment Corp	7,395	75,651
Argo Group International Holdings Ltd (Bermuda)	1,191	41,375
Arlington Asset Investment Corp ‘A’	297	6,923
Arrow Financial Corp	405	10,168
Artio Global Investors Inc	94	1,438
Ashford Hospitality Trust Inc REIT *	1,515	13,711
Asset Acceptance Capital Corp *	499	2,680
Associated Estates Realty Corp REIT	577	8,066
Asta Funding Inc	434	3,311
Astoria Financial Corp	3,263	44,475
Avatar Holdings Inc *	319	6,087
Baldwin & Lyons Inc ‘B’	321	8,169
BancFirst Corp	264	10,681
Banco Latinoamericano de Comerico Exterior SA ‘E’ (Panama)	1,016	14,681
Bancorp Rhode Island Inc	123	3,435
Bank Mutual Corp	1,702	8,833
Bank of Marin Bancorp	197	6,351
Bank of the Ozarks Inc	415	15,392
BankFinancial Corp	682	6,254
Beneficial Mutual Bancorp Inc *	1,291	11,580
Berkshire Hills Bancorp Inc	524	9,935
BioMed Realty Trust Inc REIT	4,240	75,981
BlackRock Kelso Capital Corp	2,502	28,773
BofI Holding Inc *	269	3,193
Boston Private Financial Holdings Inc	2,766	18,090
Bridge Bancorp Inc	158	3,948
Brookline Bancorp Inc	2,172	21,677
Bryn Mawr Bank Corp	351	6,044
Calamos Asset Management Inc ‘A’	692	7,958
Camden National Corp	324	11,227
Capital City Bank Group Inc	435	5,281
Capital Southwest Corp	101	9,171
CapLease Inc REIT	2,400	13,416
Capstead Mortgage Corp REIT	2,605	28,316
Cardinal Financial Corp	1,079	10,369
Cash America International Inc	758	26,530
Cathay General Bancorp	3,003	35,706
CBL & Associates Properties Inc REIT	5,199	67,899
Cedar Shopping Centers Inc REIT	2,046	12,440
Center Financial Corp *	1,258	6,403
Centerstate Banks Inc	980	8,408
Century Bancorp Inc ‘A’	110	2,628
Chatham Lodging Trust REIT *	355	6,607
Chemical Financial Corp	895	18,473
Chesapeake Lodging Trust REIT *	410	6,708
Citizens & Northern Corp	473	6,149
Citizens Inc *	1,384	9,536
Citizens Republic Bancorp Inc *	14,698	13,244
City Holding Co	581	17,819
Clifton Savings Bancorp Inc	359	3,087
CNA Surety Corp *	664	11,899
CNB Financial Corp	432	5,940
CNO Financial Group Inc *	7,704	42,680
CoBiz Financial Inc	1,160	6,450
Cogdell Spencer Inc REIT	1,835	11,597
Cohen & Steers Inc	120	2,604
Colonial Properties Trust REIT	2,636	42,677
Colony Financial Inc REIT	529	9,776
Columbia Banking System Inc	1,506	29,593
Community Bank System Inc	1,263	29,062
Community Trust Bancorp Inc	503	13,626
Compass Diversified Holdings	1,108	17,905
CompuCredit Holdings Corp	445	2,145
Consolidated-Tomoka Land Co	198	5,645
Cousins Properties Inc REIT	3,521	25,140
Cowen Group Inc ‘A’ *	1,319	4,340
CreXus Investment Corp REIT	535	6,436
CVB Financial Corp	3,448	25,894
Cypress Sharpridge Investments Inc REIT	1,347	17,982
Danvers Bancorp Inc	709	10,869
DCT Industrial Trust Inc REIT	8,135	38,967
Delphi Financial Group Inc ‘A’	1,794	44,832
DiamondRock Hospitality Co REIT *	5,814	55,175
Dime Community Bancshares Inc	988	13,684
Donegal Group Inc ‘A’	399	5,215
Doral Financial Corp *	613	1,018
DuPont Fabros Technology Inc REIT	990	24,899
Dynex Capital Inc REIT	627	6,759
Eagle Bancorp Inc *	594	6,819
EastGroup Properties Inc REIT	546	20,409
Education Realty Trust Inc REIT	2,146	15,344
EMC Insurance Group Inc	200	4,264
Employers Holdings Inc	1,127	17,773
Encore Bancshares Inc *	260	1,869
Encore Capital Group Inc *	148	2,667
Enstar Group Ltd * (Bermuda)	274	19,892
Enterprise Financial Services Corp	539	5,013
Entertainment Properties Trust REIT	1,717	74,140
Epoch Holding Corp	36	464
Equity Lifestyle Properties Inc REIT	337	18,360
Equity One Inc REIT	1,159	19,564
ESB Financial Corp	304	4,232
ESSA Bancorp Inc	568	6,725
Excel Trust Inc REIT *	560	6,311
Extra Space Storage Inc REIT	3,290	52,772
Ezcorp Inc ‘A’ *	114	2,285
F.N.B. Corp	4,347	37,210
FBL Financial Group Inc ‘A’	495	12,860
FBR Capital Markets Corp *	1,859	5,837

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

Federal Agricultural Mortgage Corp ‘C’	353	$3,819
FelCor Lodging Trust Inc REIT *	2,010	9,246
Fifth Street Finance Corp	2,017	22,469
Financial Institutions Inc	397	7,011
First American Financial Corp	3,684	55,039
First Bancorp Inc ME	300	4,149
First BanCorp PR *	14,734	4,126
First Bancorp NC	531	7,232
First Busey Corp	2,015	9,168
First Commonwealth Financial Corp	4,053	22,089
First Community Bancshares Inc	560	7,224
First Financial Bancorp	2,182	36,396
First Financial Bankshares Inc	446	20,958
First Financial Corp	410	12,095
First Financial Holdings Inc	595	6,628
First Industrial Realty Trust Inc REIT *	2,363	11,980
First Interstate Bancsystem Inc	441	5,936
First Merchants Corp	903	6,890
First Mercury Financial Corp	528	5,322
First Midwest Bancorp Inc	2,841	32,757
First Potomac Realty Trust REIT	1,388	20,820
First South Bancorp Inc	277	2,748
FirstMerit Corp	4,035	73,921
Flagstar Bancorp Inc *	1,664	3,028
Flagstone Reinsurance Holdings SA (Luxembourg)	2,042	21,666
Flushing Financial Corp	1,151	13,306
Forestar Group Inc *	1,402	23,904
Fox Chase Bancorp Inc *	182	1,722
FPIC Insurance Group Inc *	374	13,124
Franklin Street Properties Corp REIT	2,643	32,826
GAMCO Investors Inc ‘A’	100	3,853
German American Bancorp Inc	405	6,950
Getty Realty Corp REIT	418	11,215
GFI Group Inc	980	4,547
Glacier Bancorp Inc	2,736	39,946
Gladstone Capital Corp	760	8,565
Gladstone Commercial Corp REIT	475	8,151
Gladstone Investment Corp	823	5,514
Gleacher & Co Inc *	1,287	2,072
Glimcher Realty Trust REIT	3,148	19,360
Global Indemnity PLC * (Ireland)	494	7,929
Golub Capital BDC Inc	275	4,208
Government Properties Income Trust REIT	1,048	27,982
Great Southern Bancorp Inc	358	7,794
Green Bankshares Inc *	431	2,927
Greenlight Capital Re Ltd ‘A’ * (Cayman)	1,094	27,372
Hallmark Financial Services Inc *	447	3,907
Hancock Holding Co	1,110	33,378
Hanmi Financial Corp *	3,628	4,644
Harleysville Group Inc	430	14,100
Harris & Harris Group Inc *	1,482	6,328
Hatteras Financial Corp REIT	1,731	49,282
Healthcare Realty Trust Inc REIT	2,303	53,867
Heartland Financial USA Inc	462	7,110
Hercules Technology Growth Capital Inc	1,347	13,618
Heritage Financial Corp *	386	5,404
Heritage Financial Group	106	893
Hersha Hospitality Trust REIT	4,109	21,285
HFF Inc ‘A’ *	238	2,209
Highwoods Properties Inc REIT	2,509	81,467
Hilltop Holdings Inc *	1,490	14,274
Home Bancorp Inc *	261	3,492
Home BancShares Inc	809	16,439
Home Federal Bancorp Inc	596	7,253
Home Properties Inc REIT	948	50,149
Horace Mann Educators Corp	1,489	26,474
Hudson Pacific Properties Inc REIT	501	8,201
Hudson Valley Holding Corp	452	8,823
IBERIABANK Corp	1,006	50,280
Independent Bank Corp	780	17,566
Infinity Property & Casualty Corp	510	24,873
Inland Real Estate Corp REIT	2,740	22,769
International Assets Holding Corp *	525	9,503
International Bancshares Corp	2,021	34,135
Invesco Mortgage Capital Inc REIT	960	20,659
Investment Technology Group Inc *	1,670	23,747
Investors Bancorp Inc *	1,523	18,032
Investors Real Estate Trust REIT	2,748	23,028
iStar Financial Inc REIT *	3,468	10,612
JMP Group Inc	461	2,812
Kansas City Life Insurance Co	160	4,990
KBW Inc *	454	11,622
Kearny Financial Corp	553	4,883
Kilroy Realty Corp REIT	2,024	67,075
Kite Realty Group Trust REIT	2,356	10,461
Knight Capital Group Inc ‘A’ *	3,568	44,208
LaBranche & Co Inc *	1,433	5,589
Lakeland Bancorp Inc	729	6,145
Lakeland Financial Corp	598	11,159
LaSalle Hotel Properties REIT	2,624	61,375
Lexington Realty Trust REIT	3,738	26,764
LTC Properties Inc REIT	782	19,957
Maiden Holdings Ltd (Bermuda)	1,853	14,101
Main Street Capital Corp	572	9,089
MainSource Financial Group Inc	745	5,692
Marlin Business Services Corp *	350	4,200
MB Financial Inc	2,028	32,894
MCG Capital Corp	2,832	16,539
Meadowbrook Insurance Group Inc	2,020	18,119
Medallion Financial Corp	499	3,887
Medical Properties Trust Inc REIT	4,182	42,406
Merchants Bancshares Inc	162	4,040
Meridian Interstate Bancorp Inc *	326	3,436
Metro Bancorp Inc *	483	5,018
MF Global Holdings Ltd *	3,977	28,634
MFA Financial Inc REIT	10,192	77,765
MGIC Investment Corp *	7,569	69,862
Mid-America Apartment Communities Inc REIT	469	27,333
MidSouth Bancorp Inc	251	3,552
MidWestOne Financial Group Inc	261	3,826
Mission West Properties Inc REIT	652	4,421
Monmouth Real Estate Investment Corp ‘A’ REIT	988	7,726
Montpelier Re Holdings Ltd (Bermuda)	2,703	46,816
MPG Office Trust Inc REIT *	1,736	4,340
MVC Capital Inc	925	11,997
Nara Bancorp Inc *	1,419	10,018
NASB Financial Inc	117	1,936
National Bankshares Inc	249	6,424
National Financial Partners Corp *	1,575	19,955
National Health Investors Inc REIT	524	23,087
National Interstate Corp	251	5,464
National Penn Bancshares Inc	4,865	30,406
National Retail Properties Inc REIT	3,052	76,636
National Western Life Insurance Co ‘A’	81	11,395
NBT Bancorp Inc	1,328	29,309
Nelnet Inc ‘A’	922	21,095
NewAlliance Bancshares Inc	4,005	50,543
Newcastle Investment Corp REIT *	2,548	7,899
NewStar Financial Inc *	932	6,906
NGP Capital Resources Co	779	7,058
Northfield Bancorp Inc	694	7,509
NorthStar Realty Finance Corp REIT	3,125	11,688
Northwest Bancshares Inc	4,183	46,808
NYMAGIC Inc	197	5,057
OceanFirst Financial Corp	522	6,405
Ocwen Financial Corp *	2,828	28,676
Old National Bancorp	3,331	34,976

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Omega Healthcare Investors Inc REIT	2,767	$62,119
OmniAmerican Bancorp Inc *	470	5,297
One Liberty Properties Inc REIT	324	5,155
Oppenheimer Holdings Inc ‘A’	361	10,090
Oriental Financial Group Inc	1,807	24,033
Oritani Financial Corp	1,448	14,451
Orrstown Financial Services Inc	244	5,651
Pacific Continental Corp	667	6,036
PacWest Bancorp	1,132	21,576
Park National Corp	471	30,163
Parkway Properties Inc REIT	902	13,350
Peapack-Gladstone Financial Corp	291	3,428
Pebblebrook Hotel Trust REIT *	1,432	25,790
PennantPark Investment Corp	1,339	14,207
Penns Woods Bancorp Inc	155	5,123
Pennsylvania REIT	2,142	25,404
Pennymac Mortgage Investment Trust REIT	602	10,770
Penson Worldwide Inc *	823	4,090
Peoples Bancorp Inc	382	4,725
PHH Corp *	2,106	44,352
PICO Holdings Inc *	833	24,873
Pinnacle Financial Partners Inc *	1,237	11,368
Piper Jaffray Cos *	606	17,653
Platinum Underwriters Holdings Ltd (Bermuda)	1,539	66,977
PMA Capital Corp ‘A’ *	1,345	10,141
Post Properties Inc REIT	1,830	51,094
Potlatch Corp REIT	728	24,752
Presidential Life Corp	736	7,213
Primerica Inc	872	17,736
Primus Guaranty Ltd * (Bermuda)	554	2,526
PrivateBancorp Inc	2,021	23,019
ProAssurance Corp *	1,212	69,799
Prospect Capital Corp	2,929	28,441
Prosperity Bancshares Inc	1,756	57,017
Provident Financial Services Inc	2,319	28,663
Provident New York Bancorp	1,440	12,082
PS Business Parks Inc REIT	558	31,566
Radian Group Inc	5,043	39,436
RAIT Financial Trust REIT *	3,015	4,975
Ramco-Gershenson Properties Trust REIT	1,524	16,322
Redwood Trust Inc REIT	2,965	42,874
Renasant Corp	923	14,039
Republic Bancorp Inc ‘A’	404	8,537
Resource Capital Corp REIT	1,677	10,649
Retail Opportunity Investments Corp	1,545	14,786
RLI Corp	684	38,728
Rockville Financial Inc	282	3,240
Roma Financial Corp	269	2,833
S&T Bancorp Inc	916	15,957
S.Y. Bancorp Inc	382	9,481
Safeguard Scientifics Inc *	774	9,698
Safety Insurance Group Inc	490	20,590
Sanders Morris Harris Group Inc	823	4,658
Sandy Spring Bancorp Inc	890	13,795
Saul Centers Inc REIT	77	3,230
SCBT Financial Corp	470	14,659
SeaBright Insurance Holdings Inc	845	6,811
Selective Insurance Group Inc	2,036	33,166
Sierra Bancorp	379	4,681
Simmons First National Corp ‘A’	628	17,754
Solar Capital Ltd	244	5,234
Southside Bancshares Inc	588	11,107
Southwest Bancorp Inc	737	9,559
Sovran Self Storage Inc REIT	1,033	39,151
Starwood Property Trust Inc REIT	1,830	36,362
State Auto Financial Corp	522	7,940
State Bancorp Inc	613	5,505
StellarOne Corp	960	12,211
Sterling Bancorp	1,028	8,933
Sterling Bancshares Inc	3,372	18,108
Stewart Information Services Corp	623	7,052
Stifel Financial Corp *	118	5,462
Strategic Hotels & Resorts Inc REIT *	3,950	16,748
Suffolk Bancorp	244	6,178
Sun Communities Inc REIT	706	21,674
Sunstone Hotel Investors Inc REIT *	3,773	34,221
Susquehanna Bancshares Inc	4,931	41,618
SVB Financial Group *	1,573	66,569
SWS Group Inc	1,164	8,346
Tanger Factory Outlet Centers Inc REIT	642	30,264
Taylor Capital Group Inc *	361	4,141
Tejon Ranch Co *	376	8,148
Terreno Realty Corp REIT *	335	6,104
Territorial Bancorp Inc	437	7,355
Texas Capital Bancshares Inc *	1,423	24,575
The Bancorp Inc *	819	5,479
The First Marblehead Corp *	2,008	4,699
The First of Long Island Corp	243	6,070
The Navigators Group Inc *	473	21,110
The Phoenix Cos Inc *	4,640	9,744
The PMI Group Inc *	5,062	18,578
The Student Loan Corp	142	4,217
THL Credit Inc	336	3,958
Thomas Properties Group Inc *	1,302	4,648
TICC Capital Corp	1,074	11,116
Tompkins Financial Corp	291	11,541
Tower Bancorp Inc	225	4,561
Tower Group Inc	857	20,011
TowneBank	870	13,015
TradeStation Group Inc *	1,098	7,225
Triangle Capital Corp	634	10,131
Trico Bancshares	497	7,639
Trustco Bank Corp NY	2,721	15,129
Trustmark Corp	2,399	52,154
Two Harbors Investment Corp REIT	950	8,569
U-Store-It Trust REIT	3,612	30,160
UMB Financial Corp	1,193	42,363
UMH Properties Inc REIT	352	3,780
Umpqua Holdings Corp	4,348	49,306
Union First Market Bankshares Corp	638	8,332
United Bankshares Inc	1,471	36,613
United Community Banks Inc *	3,527	7,900
United Financial Bancorp Inc	761	10,281
United Fire & Casualty Co	849	18,007
Universal Health Realty Income Trust REIT	204	7,020
Universal Insurance Holdings Inc	593	2,663
Univest Corp of Pennsylvania	700	12,222
Urstadt Biddle Properties Inc ‘A’ REIT	793	14,337
ViewPoint Financial Group	348	3,219
Virginia Commerce Bancorp Inc *	736	3,577
Walter Investment Management Corp REIT	947	16,563
Washington Banking Co	554	7,678
Washington REIT	1,677	53,211
Washington Trust Bancorp Inc	533	10,191
Webster Financial Corp	2,475	43,461
WesBanco Inc	849	13,873
West Bancorp Inc *	535	3,371
West Coast Bancorp *	3,032	6,913
Westamerica Bancorp	604	32,912
Western Alliance Bancorp *	2,423	16,234
Westfield Financial Inc	1,066	8,315
Whitney Holding Corp	3,704	30,262
Wilshire Bancorp Inc	770	5,036
Winthrop Realty Trust REIT	974	12,039
Wintrust Financial Corp	1,180	38,244
World Acceptance Corp *	309	13,645
WSFS Financial Corp	221	8,290

		7,081,086

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Health Care - 5.7%

Accelrys Inc *	1,143	$7,955
Affymetrix Inc *	2,385	10,876
Albany Molecular Research Inc *	880	5,614
Alkermes Inc *	2,630	38,529
Allied Healthcare International Inc *	1,412	3,530
Alphatec Holdings Inc *	386	822
American Dental Partners Inc *	541	6,524
AMERIGROUP Corp *	1,690	71,774
AMN Healthcare Services Inc *	742	3,814
AmSurg Corp *	1,224	21,396
Analogic Corp	135	6,059
AngioDynamics Inc *	924	14,082
Assisted Living Concepts Inc ‘A’ *	368	11,202
BioScrip Inc *	350	1,806
BMP Sunstone Corp *	837	6,361
Cambrex Corp *	1,117	4,747
Cantel Medical Corp	561	9,088
Capital Senior Living Corp *	1,001	5,335
Caraco Pharmaceutical Laboratories Ltd *	303	1,630
CardioNet Inc *	754	3,401
Celera Corp *	2,853	19,229
Centene Corp *	1,864	43,972
Chindex International Inc *	323	4,881
CONMED Corp *	1,073	24,046
Cornerstone Therapeutics Inc *	270	1,906
Cross Country Healthcare Inc *	1,314	9,448
CryoLife Inc *	943	5,724
Cutera Inc *	423	3,426
Cynosure Inc ‘A’ *	329	3,359
Cypress Bioscience Inc *	1,265	4,870
DynaVox Inc ‘A’ *	302	2,452
Enzon Pharmaceuticals Inc *	837	9,416
Exactech Inc *	88	1,436
Exelixis Inc *	2,142	8,397
Five Star Quality Care Inc *	1,149	5,802
Gentiva Health Services Inc *	787	17,196
Greatbatch Inc *	855	19,827
Hanger Orthopedic Group Inc *	466	6,776
HealthSouth Corp *	211	4,051
Healthspring Inc *	2,195	56,719
Healthways Inc *	1,262	14,690
ICU Medical Inc *	332	12,380
Impax Laboratories Inc *	255	5,049
Inovio Pharmaceuticals Inc *	1,082	1,352
Invacare Corp	1,062	28,154
Kendle International Inc *	514	4,790
Kindred Healthcare Inc *	1,445	18,814
Lannett Co Inc *	257	1,177
Lexicon Pharmaceuticals Inc *	5,701	9,122
Magellan Health Services Inc *	1,255	59,286
Martek Biosciences Corp *	1,290	29,193
Maxygen Inc *	1,038	6,010
MedCath Corp *	735	7,401
Medical Action Industries Inc *	511	4,625
Medicis Pharmaceutical Corp ‘A’	2,277	67,513
Merit Medical Systems Inc *	89	1,414
Molina Healthcare Inc *	237	6,397
National Healthcare Corp	329	12,196
Owens & Minor Inc	484	13,775
Palomar Medical Technologies Inc *	263	2,717
Par Pharmaceutical Cos Inc *	1,344	39,084
PharMerica Corp *	729	6,947
Progenics Pharmaceuticals Inc *	286	1,444
Psychiatric Solutions Inc *	566	18,989
RehabCare Group Inc *	761	15,387
Res-Care Inc *	943	12,514
RTI Biologics Inc *	1,901	5,000
Select Medical Holdings Corp *	1,834	14,122
Skilled Healthcare Group Inc ‘A’ *	660	2,594
Solta Medical Inc *	1,387	2,774
STERIS Corp	113	3,754
Sucampo Pharmaceuticals Inc ‘A’ *	354	1,328
Sun Healthcare Group Inc *	2,911	24,656
SuperGen Inc *	2,162	4,519
SurModics Inc *	277	3,302
Symmetry Medical Inc *	1,333	12,850
Syneron Medical Ltd * (Israel)	1,034	10,257
The Medicines Co *	902	12,808
TomoTherapy Inc *	1,312	4,618
Triple-S Management Corp ‘B’ *	743	12,520
Universal American Corp	1,173	17,302
ViroPharma Inc *	2,975	44,357
Vital Images Inc *	163	2,156
WellCare Health Plans Inc *	1,609	46,597
Wright Medical Group Inc *	548	7,897
Young Innovations Inc	124	3,548

		1,124,857

Industrials - 13.1%

A.O. Smith Corp	58	3,358
AAR Corp *	1,484	27,691
ABM Industries Inc	1,445	31,198
ACCO Brands Corp *	2,058	11,834
Aceto Corp	1,003	6,810
Advanced Battery Technologies Inc *	688	2,470
Air Transport Services Group Inc *	2,024	12,326
Aircastle Ltd (Bermuda)	1,877	15,917
AirTran Holdings Inc *	5,103	37,507
Alamo Group Inc	221	4,935
Alaska Air Group Inc *	1,254	63,992
Albany International Corp ‘A’	815	15,420
AMERCO *	324	25,752
American Commercial Lines Inc *	323	9,005
American Railcar Industries Inc *	372	5,833
American Reprographics Co *	1,200	9,420
American Woodmark Corp	327	5,798
Ameron International Corp	355	24,126
Ampco-Pittsburgh Corp	278	6,900
Apogee Enterprises Inc	1,052	9,626
Applied Signal Technology Inc	257	6,394
Argan Inc *	207	1,935
Arkansas Best Corp	929	22,510
Astec Industries Inc *	762	21,740
ATC Technology Corp *	464	11,479
Atlas Air Worldwide Holdings Inc *	979	49,244
Baldor Electric Co	114	4,606
Baltic Trading Ltd	585	6,441
Barnes Group Inc	211	3,711
Bowne & Co Inc	416	4,713
Brady Corp ‘A’	1,842	53,731
Briggs & Stratton Corp	698	13,269
Broadwind Energy Inc *	2,402	4,492
Builders FirstSource Inc *	1,253	2,857
CAI International Inc *	219	3,322
Cascade Corp	340	10,812
CBIZ Inc *	743	4,406
CDI Corp	394	5,090
Celadon Group Inc *	323	4,461
Ceradyne Inc *	974	22,743
Chart Industries Inc *	1,063	21,643
CIRCOR International Inc	595	18,802
CLARCOR Inc	111	4,288
Columbus McKinnon Corp *	723	11,995
Comfort Systems USA Inc	1,401	15,033
Commercial Vehicle Group Inc *	931	9,478
Courier Corp	361	5,133
CRA International Inc *	323	5,830
Cubic Corp	333	13,586

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Curtiss-Wright Corp	1,718	$52,055
Deluxe Corp	112	2,143
Douglas Dynamics Inc *	414	5,113
Ducommun Inc	437	9,518
Dycom Industries Inc *	1,444	14,426
Dynamex Inc *	176	2,684
Dynamic Materials Corp	283	4,276
Eagle Bulk Shipping Inc *	2,302	12,016
EMCOR Group Inc *	2,495	61,352
Encore Wire Corp	691	14,172
EnergySolutions Inc	3,264	16,418
EnerSys *	1,310	32,711
Ennis Inc	769	13,757
EnPro Industries Inc *	445	13,920
ESCO Technologies Inc	1,016	33,792
Esterline Technologies Corp *	1,115	63,811
Excel Maritime Carriers Ltd * (Liberia)	1,515	8,514
Federal Signal Corp	2,291	12,348
Force Protection Inc *	2,610	13,154
Franklin Electric Co Inc	66	2,189
FreightCar America Inc	477	11,734
Fuel Tech Inc *	676	4,239
G&K Services Inc ‘A’	683	15,613
Genco Shipping & Trading Ltd *	1,041	16,594
GenCorp Inc *	2,040	10,037
Generac Holdings Inc *	455	6,206
Gibraltar Industries Inc *	1,134	10,183
Global Defense Technology & Systems Inc *	123	1,685
GP Strategies Corp *	358	3,254
Granite Construction Inc	1,332	30,290
Great Lakes Dredge & Dock Corp	1,563	9,081
Griffon Corp *	1,737	21,174
H&E Equipment Services Inc *	989	7,882
Hawaiian Holdings Inc *	1,512	9,057
Heidrick & Struggles International Inc	648	12,623
Herley Industries Inc *	575	9,488
Hexcel Corp *	670	11,919
Hill International Inc *	822	3,683
Hoku Corp *	526	1,436
Horizon Lines Inc ‘A’	1,188	4,990
Huron Consulting Group Inc *	561	12,336
ICF International Inc *	428	10,730
Insituform Technologies Inc ‘A’ *	219	5,295
Insteel Industries Inc	606	5,442
Interline Brands Inc *	1,102	19,880
International Shipholding Corp	206	5,817
JetBlue Airways Corp *	9,134	61,106
Kadant Inc *	338	6,392
Kaman Corp	453	11,873
Kelly Services Inc ‘A’ *	889	10,428
Kimball International Inc ‘B’	1,134	6,611
Korn/Ferry International *	1,668	27,589
Kratos Defense & Security Solutions Inc *	563	5,996
Ladish Co Inc *	586	18,242
Lawson Products Inc	144	2,199
Layne Christensen Co *	719	18,615
LB Foster Co ‘A’ *	383	11,084
LECG Corp *	724	796
LMI Aerospace Inc *	324	5,158
LSI Industries Inc	686	4,404
Lydall Inc *	625	4,600
M&F Worldwide Corp *	380	9,253
Marten Transport Ltd	489	11,335
MasTec Inc *	2,040	21,053
McGrath RentCorp	531	12,717
Met-Pro Corp	514	5,186
Metalico Inc *	1,458	5,584
Michael Baker Corp *	264	8,701
Miller Industries Inc	366	4,952
Mine Safety Appliances Co	252	6,829
Mobile Mini Inc *	1,423	21,829
Moog Inc ‘A’ *	1,715	60,900
Mueller Industries Inc	1,236	32,742
Mueller Water Products Inc ‘A’	354	1,069
Multi-Color Corp	412	6,345
MYR Group Inc *	648	10,621
NACCO Industries Inc ‘A’	16	1,398
Navigant Consulting Inc *	1,450	16,863
Northwest Pipe Co *	348	6,090
Old Dominion Freight Line Inc *	138	3,508
On Assignment Inc *	1,174	6,164
Orbital Sciences Corp *	1,307	19,997
PAM Transportation Services Inc *	152	1,912
Patriot Transportation Holding Inc *	55	3,857
PGT Inc *	445	1,015
Pike Electric Corp *	591	4,302
Pinnacle Airlines Corp *	799	4,339
Powell Industries Inc *	337	10,487
Preformed Line Products Co	65	2,267
Primoris Services Corp	666	4,356
Quality Distribution Inc *	222	1,414
Quanex Building Products Corp	1,109	19,152
RailAmerica Inc *	882	8,494
Republic Airways Holdings Inc *	1,337	11,070
Roadrunner Transportation Systems Inc *	135	1,463
Robbins & Myers Inc	1,028	27,530
RSC Holdings Inc *	1,810	13,503
Rush Enterprises Inc ‘A’ *	1,172	17,978
Saia Inc *	569	8,495
School Specialty Inc *	426	5,542
Seaboard Corp	12	21,252
SFN Group Inc *	1,695	10,187
Simpson Manufacturing Co Inc	86	2,217
SkyWest Inc	2,111	29,470
Standex International Corp	410	9,918
Steelcase Inc ‘A’	2,487	20,717
Sterling Construction Co Inc *	575	7,119
SYKES Enterprises Inc *	1,423	19,324
TAL International Group Inc	486	11,771
Team Inc *	661	11,376
Tecumseh Products Co ‘A’ *	778	8,924
Teledyne Technologies Inc *	986	39,263
The Brink’s Co	263	6,049
The Dolan Co *	727	8,266
The Geo Group Inc *	1,049	24,494
The Greenbrier Cos Inc *	747	11,646
Thermadyne Holdings Corp *	306	4,324
Titan International Inc	1,099	14,913
Titan Machinery Inc *	322	5,249
Tredegar Corp	838	15,905
Triumph Group Inc	620	46,246
TrueBlue Inc *	586	7,999
Tutor Perini Corp *	1,025	20,592
Twin Disc Inc	282	3,934
Ultrapetrol Bahamas Ltd * (Bahamas)	866	5,560
UniFirst Corp	543	23,973
United Rentals Inc *	2,300	34,132
United Stationers Inc *	327	17,498
Universal Forest Products Inc	752	21,996
Universal Truckload Services Inc *	196	3,069
US Airways Group Inc *	6,050	55,962
USA Truck Inc *	311	4,659
Viad Corp	671	12,977
VSE Corp	68	2,398
Wabash National Corp *	2,618	21,180
Watts Water Technologies Inc ‘A’	1,010	34,390
Werner Enterprises Inc	1,392	28,522

		2,585,575

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

Information Technology - 9.2%

Actel Corp *	366	$5,838
ADC Telecommunications Inc *	519	6,576
Advanced Analogic Technologies Inc *	1,273	4,468
Advanced Energy Industries Inc *	481	6,282
Agilysys Inc *	771	5,011
Alpha & Omega Semiconductor Ltd * (Bermuda)	150	1,704
ANADIGICS Inc *	584	3,557
Anaren Inc *	468	7,858
Anixter International Inc *	536	28,939
ARRIS Group Inc *	3,927	38,367
ATMI Inc *	1,099	16,331
Aviat Networks Inc *	2,519	10,303
Avid Technology Inc *	1,094	14,342
Axcelis Technologies Inc *	3,427	6,614
AXT Inc *	733	4,852
Bel Fuse Inc ‘B’	418	8,703
Benchmark Electronics Inc *	2,208	36,211
BigBand Networks Inc *	1,442	4,095
Black Box Corp	652	20,903
Brooks Automation Inc *	969	6,502
Cabot Microelectronics Corp *	675	21,721
CACI International Inc ‘A’ *	1,065	48,202
CDC Corp ‘A’ * (Cayman)	1,157	4,894
Ceva Inc *	89	1,273
Checkpoint Systems Inc *	886	18,030
CIBER Inc *	2,673	8,046
Cogent Inc *	1,454	15,471
Cognex Corp	319	8,556
Coherent Inc *	299	11,963
Cohu Inc	681	8,574
Computer Task Group Inc *	179	1,368
Comtech Telecommunications Corp *	673	18,406
CPI International Inc *	232	3,248
Cray Inc *	766	5,056
CSG Systems International Inc *	672	12,251
CTS Corp	867	8,340
Cymer Inc *	882	32,705
Daktronics Inc	1,037	10,183
DealerTrack Holdings Inc *	248	4,236
Digi International Inc *	751	7,127
Digital River Inc *	1,323	45,035
DivX Inc *	703	6,700
DSP Group Inc *	842	5,894
EarthLink Inc	4,142	37,651
Electro Rent Corp	596	7,915
Electro Scientific Industries Inc *	1,054	11,710
Electronics for Imaging Inc *	1,683	20,398
EMS Technologies Inc *	555	10,340
Emulex Corp *	3,107	32,437
Energy Conversion Devices Inc *	1,602	8,042
Entegris Inc *	3,330	15,551
Epicor Software Corp *	749	6,516
EPIQ Systems Inc	1,251	15,337
ePlus Inc *	119	2,553
Euronet Worldwide Inc *	1,889	33,983
Evergreen Solar Inc *	7,416	5,443
Exar Corp *	1,143	6,847
Extreme Networks Inc *	2,516	7,825
Fair Isaac Corp	1,591	39,234
FalconStor Software Inc *	544	1,665
FEI Co *	1,024	20,040
FormFactor Inc *	1,855	15,953
Gerber Scientific Inc *	919	5,670
Global Cash Access Holdings Inc *	198	808
Globecomm Systems Inc *	739	6,185
GSI Technology Inc *	204	1,169
Harmonic Inc *	2,843	19,560
Hughes Communications Inc *	138	3,760
Hutchinson Technology Inc *	758	2,630
ICx Technologies Inc *	353	2,665
Ikanos Communications Inc *	850	1,011
Imation Corp *	1,124	10,487
Infinera Corp *	216	2,521
InfoSpace Inc *	1,203	10,418
Insight Enterprises Inc *	1,301	20,348
Integral Systems Inc *	663	4,893
Integrated Device Technology Inc *	2,315	13,543
Intermec Inc *	827	10,139
Internap Network Services Corp *	2,150	10,556
Internet Brands Inc ‘A’ *	869	11,540
Internet Capital Group Inc *	1,270	14,008
Intevac Inc *	541	5,415
IXYS Corp *	296	2,827
j2 Global Communications Inc *	559	13,299
JDA Software Group Inc *	1,316	33,374
Keynote Systems Inc	450	5,229
Kopin Corp *	1,518	5,389
L-1 Identity Solutions Inc *	2,944	34,533
Littelfuse Inc *	135	5,899
ManTech International Corp ‘A’ *	66	2,614
Marchex Inc ‘B’	934	5,090
Measurement Specialties Inc *	600	11,088
Mentor Graphics Corp *	2,367	25,019
Mercury Computer Systems Inc *	868	10,442
Methode Electronics Inc	585	5,312
Microsemi Corp *	1,994	34,197
Microtune Inc *	1,849	5,362
MKS Instruments Inc *	1,079	19,400
ModusLink Global Solutions Inc *	1,734	11,011
Newport Corp *	1,028	11,657
Novatel Wireless Inc *	1,186	9,346
OmniVision Technologies Inc *	485	11,174
Online Resources Corp *	938	4,165
Oplink Communications Inc *	458	9,087
Opnext Inc *	1,416	2,223
OSI Systems Inc *	162	5,884
Park Electrochemical Corp	284	7,481
PC Connection Inc *	353	2,411
PCTEL Inc *	771	4,734
Perficient Inc *	262	2,395
Pericom Semiconductor Corp *	805	6,995
Photronics Inc *	2,159	11,421
Powerwave Technologies Inc *	4,811	8,756
Quantum Corp *	654	1,386
Quest Software Inc *	240	5,902
RadiSys Corp *	216	2,035
RealD Inc	291	5,381
RealNetworks Inc *	3,179	10,363
Richardson Electronics Ltd	396	4,158
Rimage Corp *	350	5,754
Rofin-Sinar Technologies Inc *	610	15,482
Rogers Corp *	398	12,529
S1 Corp *	1,960	10,212
ScanSource Inc *	1,051	29,155
SeaChange International Inc *	604	4,476
Sigma Designs Inc *	992	11,398
Silicon Graphics International Corp *	1,192	9,250
Silicon Image Inc *	625	2,987
SMART Modular Technologies Inc * (Cayman)	938	5,656
Smith Micro Software Inc *	131	1,302
Sonus Networks Inc *	1,515	5,348
Spectrum Control Inc *	274	4,033
SRA International Inc ‘A’ *	1,528	30,132
Standard Microsystems Corp *	577	13,161
Sycamore Networks Inc	716	23,206
Symmetricom Inc *	1,677	9,592
SYNNEX Corp *	874	24,594

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Take-Two Interactive Software Inc *	2,476	$25,107
Tekelec *	2,291	29,691
TeleCommunication Systems Inc ‘A’ *	1,117	4,367
Tessera Technologies Inc *	784	14,504
The Hackett Group Inc *	404	1,668
The Knot Inc *	534	4,875
THQ Inc *	547	2,199
Tier Technologies Inc *	271	1,501
Trident Microsystems Inc *	2,591	4,431
TTM Technologies Inc *	2,378	23,281
Ultratech Inc *	238	4,070
Unisys Corp *	968	27,007
United Online Inc	2,557	14,626
UTStarcom Inc *	4,772	10,355
ValueClick Inc *	697	9,117
ViaSat Inc *	810	33,299
Virtusa Corp *	215	2,083
X-Rite Inc *	1,349	5,113
Zoran Corp *	1,717	13,118
Zygo Corp *	521	5,106

		1,812,325

Materials - 5.6%

A. Schulman Inc	1,154	23,253
A.M. Castle & Co *	681	9,023
AEP Industries Inc *	86	2,031
American Vanguard Corp	747	4,617
Arch Chemicals Inc	338	11,860
Boise Inc *	2,575	16,712
Brush Engineered Materials Inc *	722	20,534
Buckeye Technologies Inc *	1,447	21,285
Century Aluminum Co *	2,431	32,016
Clearwater Paper Corp *	113	8,597
Coeur d’Alene Mines Corp *	3,103	61,812
Ferro Corp *	1,859	23,963
Georgia Gulf Corp *	1,317	21,520
Glatfelter	1,766	21,475
Graham Packaging Co Inc *	570	6,737
Graphic Packaging Holding Co *	4,104	13,707
H.B. Fuller Co	1,729	34,355
Haynes International Inc	395	13,793
Headwaters Inc *	2,142	7,711
Hecla Mining Co *	9,626	60,836
Horsehead Holding Corp *	1,530	15,101
Innophos Holdings Inc	592	19,595
Kaiser Aluminum Corp	584	24,989
KapStone Paper & Packaging Corp *	1,414	17,166
Landec Corp *	810	5,030
Louisiana-Pacific Corp *	4,811	36,419
Metals USA Holdings Corp *	178	2,310
Minerals Technologies Inc	654	38,534
Molycorp Inc	537	15,192
Myers Industries Inc	1,336	11,476
Neenah Paper Inc	300	4,560
Olin Corp	1,250	25,200
Olympic Steel Inc	327	7,518
OM Group Inc *	1,171	35,271
PolyOne Corp *	1,063	12,852
Quaker Chemical Corp	105	3,419
Rock-Tenn Co ‘A’	955	47,569
Rockwood Holdings Inc *	494	15,546
RTI International Metals Inc *	989	30,283
Sensient Technologies Corp	1,858	56,650
Silgan Holdings Inc	1,018	32,271
Spartech Corp *	670	5,501
Texas Industries Inc	798	25,153
Thompson Creek Metals Co Inc * (Canada)	4,733	51,022
TPC Group Inc *	293	6,979
Universal Stainless & Alloy *	249	6,116
US Energy Corp *	986	4,476
W.R. Grace & Co *	2,301	64,290
Wausau Paper Corp *	1,554	12,883
Westlake Chemical Corp	753	22,537
Worthington Industries Inc	926	13,918
Zoltek Cos Inc *	1,065	10,352

		1,096,015

Telecommunication Services - 0.6%

Cincinnati Bell Inc *	5,333	14,239
Consolidated Communications Holdings Inc	295	5,508
FiberTower Corp *	1,877	7,958
General Communication Inc ‘A’ *	1,777	17,717
Global Crossing Ltd * (Bermuda)	448	5,761
Globalstar Inc *	2,568	4,468
ICO Global Communications Holdings Ltd *	1,268	2,080
IDT Corp ‘B’ *	559	9,945
Iridium Communications Inc *	1,289	11,008
PAETEC Holding Corp *	1,461	6,005
Premiere Global Services Inc *	2,228	15,774
USA Mobility Inc	360	5,771
Vonage Holdings Corp *	2,271	5,791

		112,025

Utilities - 6.4%

ALLETE Inc	1,163	42,368
American States Water Co	684	24,473
Artesian Resources Corp ‘A’	218	4,157
Avista Corp	2,061	43,034
Black Hills Corp	1,479	46,145
California Water Service Group	750	27,712
Central Vermont Public Service Corp	549	11,073
CH Energy Group Inc	580	25,613
Chesapeake Utilities Corp	399	14,452
Cleco Corp	2,241	66,378
Connecticut Water Service Inc	345	8,263
Consolidated Water Co Ltd (Cayman)	538	5,100
Dynegy Inc *	3,802	18,516
El Paso Electric Co *	1,665	39,594
IDACORP Inc	1,775	63,758
MGE Energy Inc	881	34,879
Middlesex Water Co	604	10,171
New Jersey Resources Corp	1,518	59,536
Nicor Inc	1,655	75,832
Northwest Natural Gas Co	982	46,596
NorthWestern Corp	1,355	38,617
Otter Tail Corp	1,329	27,098
Piedmont Natural Gas Co Inc	2,632	76,328
PNM Resources Inc	3,340	38,043
Portland General Electric Co	2,839	57,575
SJW Corp	491	12,093
South Jersey Industries Inc	915	45,265
Southwest Gas Corp	1,684	56,566
The Empire District Electric Co	1,538	30,991
The Laclede Group Inc	809	27,846
UIL Holdings Corp	1,894	53,335
UniSource Energy Corp	1,350	45,130
Unitil Corp	429	9,417
WGL Holdings Inc	1,856	70,120
York Water Co	462	7,406

		1,263,480

Total Common Stocks
(Cost $17,015,428)		18,822,125

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	400	6,420

Total Closed-End Mutual Fund
(Cost $5,332)		6,420

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUND - 2.0%

iShares Russell 2000 Value Index Fund	6,475	$400,803

Total Exchange-Traded Fund
(Cost $395,225)		400,803

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.0%

Repurchase Agreement - 3.0%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $580,329; collateralized by Freddie Mac: 0.000% due 01/25/11 and value $594,256)	$580,328	580,328

Total Short-Term Investment
(Cost $580,328)		580,328

TOTAL INVESTMENTS - 100.7%
(Cost $17,996,313)		19,809,676

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(139,167)

NET ASSETS - 100.0%		$19,670,509

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	As of September 30, 2010, $48,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2010 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (12/10)	6	$398,277	$6,423

(d)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$18,822,125	$18,822,125	$-	$-
	Closed-End Mutual Fund	6,420	6,420	-	-
	Exchange-Traded Fund	400,803	400,803	-	-
	Short-Term Investment	580,328	-	580,328	-
	Derivatives (2)
	Equity Contracts	6,423	6,423	-	-

	Total	$19,816,099	$19,235,771	$580,328	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.
(2)	Investments in derivatives include open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Canada - 0.0%

Kinross Gold Corp Strike @ $21.30 Exp 09/17/14 *	176	$753

Total Warrants
(Cost $839)		753

RIGHTS - 0.0%

France - 0.0%

Cie Generale des Etablissements Michelin Exp 10/13/10 *	412	1,151

Germany - 0.0%

Deutsche Bank AG Exp 10/05/10 *	285	1,379

Greece - 0.0%

National Bank of Greece SA (1 share for 5 shares of common stock) Exp 10/11/10 *	2,138	1,049
(3 bonds for 8 shares of common stock) Exp 10/11/10 *	2,138	1,924

		2,973

Total Rights
(Cost $0)		5,503

PREFERRED STOCKS - 0.1%

Germany - 0.1%

Fresenius SE	221	17,848
Porsche Automobil Holding SE	208	10,286

		28,134

Total Preferred Stocks
(Cost $25,914)		28,134

COMMON STOCKS - 98.9%

Australia - 7.4%

AGL Energy Ltd	3,077	48,086
Amcor Ltd	5,181	32,654
AMP Ltd	15,084	74,519
Asciano Group *	8,923	14,225
ASX Ltd	1,292	40,749
Australia & New Zealand Banking Group Ltd	10,289	235,633
BHP Billiton Ltd ADR	6,600	503,712
Boral Ltd	5,402	24,105
Brambles Ltd	10,094	61,312
Coca-Cola Amatil Ltd	2,170	25,166
Commonwealth Bank of Australia	5,873	290,674
Computershare Ltd	3,833	36,216
CSL Ltd	2,407	77,001
DuluxGroup Ltd *	1,343	3,544
Fortescue Metals Group Ltd *	8,933	45,083
Foster’s Group Ltd	7,147	42,286
Incitec Pivot Ltd	12,372	43,067
Insurance Australia Group Ltd	7,819	27,528
JB Hi-Fi Ltd	2,393	47,916
Leighton Holdings Ltd	1,175	37,604
Macquarie Group Ltd	1,094	38,387
National Australia Bank Ltd	7,197	176,349
Newcrest Mining Ltd	2,162	82,744
Orica Ltd	1,343	33,506
Origin Energy Ltd	5,292	81,235
Paladin Energy Ltd *	11,912	41,445
QBE Insurance Group Ltd	5,327	88,964
Rio Tinto Ltd	2,477	184,074
Santos Ltd	2,804	34,750
Sonic Healthcare Ltd	2,188	23,267
Suncorp-Metway Ltd	4,275	37,243
Tatts Group Ltd	20,368	47,153
Telstra Corp Ltd	22,978	58,283
Transurban Group	7,348	35,389
UGL Ltd	1,497	21,575
Wesfarmers Ltd	4,088	130,110
Westpac Banking Corp ADR	2,500	280,750
Woodside Petroleum Ltd	1,855	78,688
Woolworths Ltd	3,973	110,729

		3,295,721

Austria - 0.2%

Erste Group Bank AG	1,052	42,272
OMV AG	899	33,679
Voestalpine AG	203	7,484

		83,435

Belgium - 0.8%

Ageas	9,285	26,622
Anheuser-Busch InBev NV	1,314	77,354
Anheuser-Busch InBev NV ADR	1,900	111,625
Belgacom SA	515	20,108
Delhaize Group SA ADR	749	54,198
KBC Groep NV *	812	36,447
Solvay SA	119	12,695
UCB SA	1,048	36,320

		375,369

Bermuda - 0.4%

Esprit Holdings Ltd	3,586	19,400
Li & Fung Ltd	14,000	78,785
Seadrill Ltd	1,500	43,589
VTech Holdings Ltd	4,000	40,782

		182,556

Canada - 9.6%

Agnico-Eagle Mines Ltd (TSE)	900	63,986
Agrium Inc	473	35,490
Bank of Montreal	2,000	115,619
Bank of Nova Scotia	4,000	213,510
Barrick Gold Corp (TSE)	3,700	170,993
BCE Inc	1,750	56,944
Bombardier Inc ‘B’	3,600	17,669
Cameco Corp	1,750	48,644
Canadian Imperial Bank of Commerce	1,685	122,252
Canadian National Railway Co (TSE)	1,750	111,916
Canadian Natural Resources Ltd	4,940	170,876
Canadian Pacific Railway Ltd	1,000	61,094
Canadian Tire Corp Ltd ‘A’	200	11,138
Cenovus Energy Inc (TSE)	2,984	85,817
CGI Group Inc ‘A’ *	1,000	15,055
CI Financial Corp	700	14,117
Crescent Point Energy Corp	500	18,423
Eldorado Gold Corp	3,700	68,397
Empire Co Ltd ‘A’	800	42,811
Enbridge Inc	1,650	86,421
EnCana Corp	2,448	73,971
Fairfax Financial Holdings Ltd	100	40,723
First Quantum Minerals Ltd	200	15,210
Fortis Inc	600	18,626

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Franco-Nevada Corp	350	$11,011
George Weston Ltd	100	7,673
Gildan Activewear Inc *	1,400	39,378
Goldcorp Inc	2,450	106,439
Great-West Lifeco Inc	600	14,847
Husky Energy Inc	1,200	29,181
IAMGOLD Corp (TSE)	800	14,167
IGM Financial Inc	400	16,250
Imperial Oil Ltd	550	20,842
Inmet Mining Corp	200	11,142
Intact Financial Corp	950	42,112
Kinross Gold Corp	7,144	134,006
Loblaw Cos Ltd	400	15,850
Magna International Inc	300	24,618
Manulife Financial Corp	8,150	102,816
Metro Inc ‘A’	400	17,354
National Bank of Canada	500	31,553
New Gold Inc *	6,100	40,908
Nexen Inc	2,440	49,089
Onex Corp	1,600	44,957
Pacific Rubiales Energy Corp *	750	21,088
Petrobank Energy & Resources Ltd *	1,100	44,731
Potash Corp of Saskatchewan Inc (TSE)	900	129,013
Progress Energy Resources Corp	3,100	35,161
Research In Motion Ltd (TSE) *	1,640	79,856
Rogers Communications Inc ‘B’	2,000	74,857
Royal Bank of Canada	5,148	268,132
Saputo Inc	500	17,067
Shaw Communications Inc ‘B’	700	15,416
Shoppers Drug Mart Corp	1,450	56,357
Silver Wheaton Corp *	900	23,967
Sino-Forest Corp *	800	13,327
SNC-Lavalin Group Inc	325	16,615
Sun Life Financial Inc	3,217	84,169
Suncor Energy Inc (TSE)	4,256	138,571
Talisman Energy Inc	3,073	53,760
TELUS Corp - Non Voting Shares	500	21,193
The Teck Resources Ltd ‘B’	1,950	80,206
The Toronto-Dominion Bank	3,785	273,878
Thomson Reuters Corp (TSE)	2,200	82,706
Tim Hortons Inc	400	14,571
TransAlta Corp	700	14,940
TransCanada Corp	2,897	107,473
Valeant Pharmaceuticals International	2,800	70,619
Viterra Inc *	1,300	11,346
Yamana Gold Inc	4,900	55,863

		4,258,777

Denmark - 0.9%

A.P. Moller - Maersk AS ‘B’	6	49,954
Carlsberg AS ‘B’	526	54,729
Danske Bank AS *	2,201	52,838
Jyske Bank AS *	263	10,228
Novo Nordisk AS ADR	1,900	187,036
Vestas Wind Systems AS *	1,015	38,246

		393,031

Finland - 1.0%

Fortum OYJ	2,974	77,892
Kesko OYJ ‘B’	886	41,665
Kone OYJ ‘B’	609	31,511
Metso OYJ	472	21,671
Nokia OYJ ADR	13,900	139,417
Sampo OYJ ‘A’	1,569	42,393
Stora Enso OYJ	2,851	28,272
UPM-Kymmene OYJ	2,662	45,666

		428,487

France - 8.6%

Accor SA	566	20,692
Air Liquide SA	1,470	179,789
Alcatel-Lucent *	7,480	25,278
Alstom SA	1,207	61,582
AXA SA	3,900	68,372
AXA SA ADR	2,200	38,236
BioMerieux	397	41,175
BNP Paribas	3,635	259,435
Bouygues SA	1,056	45,496
Cap Gemini SA	666	33,437
Carrefour SA	2,416	130,233
Casino Guichard-Perrachon SA	445	40,776
Christian Dior SA	248	32,455
Cie de Saint-Gobain	1,284	57,377
Cie Generale d’Optique Essilor International SA	757	52,129
Cie Generale des Etablissements Michelin ‘B’	412	31,417
Credit Agricole SA	4,769	74,706
Danone SA	2,338	140,123
Edenred *	566	11,211
Electricite de France SA	998	43,080
France Telecom SA	2,296	49,659
France Telecom SA ADR	5,000	107,650
GDF Suez	4,131	148,246
Groupe Eurotunnel SA	3,409	29,000
Hermes International	170	38,876
Iliad SA	314	32,720
L’Oreal SA	1,053	118,597
Lafarge SA	637	36,463
Lagardere SCA	502	19,653
LVMH Moet Hennessy Louis Vuitton SA	999	146,732
Natixis *	3,815	21,862
Pernod-Ricard SA	769	64,330
Peugeot SA *	668	22,531
PPR	341	55,324
Publicis Groupe SA	968	46,014
Renault SA *	739	38,089
Sanofi-Aventis SA	2,337	155,564
Sanofi-Aventis SA ADR	4,200	139,650
Schneider Electric SA	898	114,084
Societe BIC SA	247	19,817
Societe Generale	2,625	151,785
Sodexo	662	43,040
Suez Environnement Co	1,120	20,715
Technip SA	709	57,131
Total SA	3,327	171,909
Total SA ADR	5,000	258,000
Vallourec SA	780	77,572
Veolia Environnement	857	22,582
Veolia Environnement ADR	1,400	36,904
Vinci SA	1,423	71,529
Vivendi SA	4,191	114,868
Zodiac Aerospace	339	21,457

		3,839,352

Germany - 6.9%

Adidas AG	1,125	69,629
Allianz SE	1,773	200,309
BASF SE	3,695	232,996
Bayer AG	3,289	229,244
Bayerische Motoren Werke AG	1,750	122,752
Beiersdorf AG	260	15,915
Commerzbank AG *	1,573	13,032
Daimler AG (NYSE) *	2,700	170,910
Daimler AG (XETR) *	703	44,490
Deutsche Bank AG (NYSE)	3,450	189,509
Deutsche Bank AG (XETR)	639	34,982
Deutsche Boerse AG	688	45,909

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Deutsche Lufthansa AG *	730	$13,408
Deutsche Post AG	2,845	51,588
Deutsche Postbank AG *	331	11,253
Deutsche Telekom AG ADR	11,200	152,656
E.ON AG	8,004	236,049
Fresenius Medical Care AG & Co KGaA	319	19,701
Fresenius Medical Care AG & Co KGaA ADR	300	18,522
Generali Deutschland Holding AG	24	2,981
Hannover Rueckversicherung AG	877	40,345
HeidelbergCement AG	599	28,851
Henkel AG & Co KGaA	481	21,762
Hochtief AG	157	13,594
Infineon Technologies AG *	3,031	20,993
K +S AG	545	32,603
Linde AG	446	58,012
MAN SE	663	72,177
Merck KGaA	320	26,871
Metro AG	765	49,780
Muenchener Rueckversicherungs AG	663	91,814
Puma AG Rudolf Dassler Sport	40	13,178
RWE AG	1,649	111,366
Salzgitter AG	126	8,154
SAP AG	297	14,689
SAP AG ADR	3,600	177,516
Siemens AG	1,591	167,831
Siemens AG ADR	1,600	168,640
ThyssenKrupp AG	1,883	61,392
Volkswagen AG	87	9,587

		3,064,990

Greece - 0.2%

Alpha Bank AE *	2,758	17,124
Coca Cola Hellenic Bottling Co SA ADR	543	14,118
National Bank of Greece SA *	2,138	20,871
National Bank of Greece SA ADR *	15,200	34,504

		86,617

Hong Kong - 2.2%

Bank of East Asia Ltd	9,600	40,321
BOC Hong Kong Holdings Ltd	13,500	42,661
Cheung Kong Holdings Ltd	9,000	135,980
CLP Holdings Ltd	11,500	91,608
Dah Sing Banking Group Ltd	12,800	24,056
Hang Lung Group Ltd	1,000	6,521
Hang Lung Properties Ltd	8,000	38,805
Hang Seng Bank Ltd	2,200	32,308
Henderson Land Development Co Ltd	4,000	28,423
Hong Kong & China Gas Co Ltd	24,300	61,304
Hong Kong Exchanges & Clearing Ltd	6,600	129,754
Hongkong Electric Holdings Ltd	4,500	27,315
Hutchison Whampoa Ltd	15,000	139,463
MTR Corp	4,000	15,127
New World Development Ltd	5,000	10,018
Sun Hung Kai Properties Ltd	6,000	102,999
Wharf Holdings Ltd	6,000	38,407

		965,070

Ireland - 0.1%

CRH PLC ADR	3,200	53,248

Israel - 0.6%

Bank Hapoalim BM *	7,585	34,784
Teva Pharmaceutical Industries Ltd ADR	4,200	221,550

		256,334

Italy - 2.5%

Assicurazioni Generali SPA	4,539	91,639
Atlantia SPA	739	15,340
Autogrill SPA *	2,362	29,680
Banco Popolare SC	2,627	15,782
Enel SPA	28,432	151,988
ENI SPA	2,696	58,253
ENI SPA ADR	3,800	164,084
Fiat SPA	2,534	39,234
Finmeccanica SPA	2,366	28,164
Intesa Sanpaolo SPA	30,197	98,367
Mediaset SPA	2,510	17,833
Mediobanca SPA *	1,639	15,281
Parmalat SPA	16,499	42,391
Saipem SPA	903	36,294
Snam Rete Gas SPA	7,659	38,847
Telecom Italia SPA	19,059	26,699
Telecom Italia SPA ADR	2,600	36,218
Terna Rete Elettrica Nazionale SPA	2,467	10,494
UniCredit SPA	66,271	169,714
Unione di Banche Italiane SCPA	1,840	17,874

		1,104,176

Japan - 19.1%

Advantest Corp ADR	429	8,631
Aeon Co Ltd	5,300	56,822
Aisin Seiki Co Ltd	600	18,777
Ajinomoto Co Inc	6,000	58,863
Asahi Breweries Ltd	1,100	22,034
Asahi Glass Co Ltd	4,000	40,795
Asahi Kasei Corp	7,000	38,637
Astellas Pharma Inc	1,000	36,186
Benesse Holdings Corp	300	14,479
Bridgestone Corp	3,300	60,171
Canon Inc ADR	4,100	191,552
Casio Computer Co Ltd	6,200	46,110
Central Japan Railway Co	7	51,543
Chubu Electric Power Co Inc	4,100	101,409
Chugai Pharmaceutical Co Ltd	600	11,049
Chuo Mitsui Trust Holdings Inc	6,000	19,947
Dai Nippon Printing Co Ltd	2,000	24,442
Daido Steel Co Ltd	7,000	34,066
Daiichi Sankyo Co Ltd	3,300	67,264
Daikin Industries Ltd	800	30,105
Daito Trust Construction Co Ltd	300	17,923
Daiwa House Industry Co Ltd	1,000	10,097
Daiwa Securities Group Inc	9,000	36,336
Denso Corp	2,300	68,328
Dentsu Inc	600	13,874
Dowa Holdings Co Ltd	4,000	23,819
East Japan Railway Co	1,100	66,460
Eisai Co Ltd	900	31,492
Electric Power Development Co Ltd	400	12,039
FANUC Ltd	700	89,348
Fast Retailing Co Ltd	200	28,173
FUJIFILM Holdings Corp	3,400	112,901
Fujitsu Ltd	9,000	63,322
Fukuoka Financial Group Inc	3,000	12,019
Glory Ltd	1,300	31,815
GS Yuasa Corp	1,000	7,037
Hamamatsu Photonics KK	800	26,112
Hankyu Hanshin Holdings Inc	3,000	14,432
Hirose Electric Co Ltd	100	10,097
Hisamitsu Pharmaceutical Co Inc	300	12,229
Hitachi Ltd ADR *	2,200	96,316
Hitachi Transport System Ltd	700	10,594
Hokkaido Electric Power Co Inc	600	11,953
Hokuhoku Financial Group Inc	5,000	9,176
Hokuriku Electric Power Co	600	13,702
Honda Motor Co Ltd ADR	7,000	249,130
HOYA Corp	2,650	64,717
Ibiden Co Ltd	500	12,735
INPEX Corp	2	9,408
Isetan Mitsukoshi Holdings Ltd	1,300	13,490

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value

ITOCHU Corp	7,600	$69,562
ITOCHU Techno-Solutions Corp	1,100	35,963
IZUMI Co Ltd	2,200	27,628
J Front Retailing Co Ltd	2,000	9,312
Japan Tobacco Inc	18	59,977
JFE Holdings Inc	1,800	55,070
JS Group Corp	800	15,682
JSR Corp	600	10,237
JX Holdings Inc *	8,300	48,162
Kajima Corp	18,333	44,415
Kansai Paint Co Ltd	4,000	34,071
Kao Corp	2,600	63,425
Kawasaki Heavy Industries Ltd	5,000	14,207
KDDI Corp	11	52,587
Keihan Electric Railway Co Ltd	11,000	48,684
Keihin Electric Express Railway Co Ltd	2,000	19,383
Keio Corp	2,000	13,786
Keyence Corp	200	43,613
Kikkoman Corp	2,000	22,131
Kintetsu Corp	4,000	13,553
Kirin Holdings Co Ltd	5,000	71,179
Kobe Steel Ltd	8,000	18,768
Komatsu Ltd	4,500	104,688
Konica Minolta Holdings Inc	1,500	14,702
Kubota Corp ADR	1,400	64,498
Kuraray Co Ltd	1,500	18,982
Kurita Water Industries Ltd	500	13,905
Kyocera Corp ADR	509	48,462
Kyowa Hakko Kirin Co Ltd	1,000	9,921
Kyushu Electric Power Co Inc	900	20,555
Makita Corp ADR	200	6,388
Marubeni Corp	5,000	28,272
MEIJI Holdings Co Ltd	300	14,155
Mitsubishi Chemical Holdings Corp	3,500	17,796
Mitsubishi Corp	6,700	159,186
Mitsubishi Electric Corp	6,000	51,699
Mitsubishi Estate Co Ltd	9,000	146,508
Mitsubishi Heavy Industries Ltd	16,000	59,085
Mitsubishi Motors Corp *	10,000	13,088
Mitsubishi UFJ Financial Group Inc	11,300	52,465
Mitsubishi UFJ Financial Group Inc ADR	41,180	190,663
Mitsui & Co Ltd ADR	300	90,000
Mitsui Fudosan Co Ltd	4,000	67,490
Mitsui OSK Lines Ltd	6,000	37,751
Mizuho Financial Group Inc ADR	43,977	126,214
MS&AD Insurance Group Holdings Inc	3,400	78,238
Murata Manufacturing Co Ltd	1,000	52,877
Nagase & Co Ltd	2,000	22,751
Namco Bandai Holdings Inc	4,800	44,485
NEC Corp	19,000	50,522
NHK Spring Co Ltd	4,000	33,144
Nidec Corp ADR	2,300	51,175
Nikon Corp	1,000	18,549
Nintendo Co Ltd	400	100,325
Nippon Electric Glass Co Ltd	1,000	13,669
Nippon Express Co Ltd	3,000	11,431
Nippon Kayaku Co Ltd	3,000	29,280
Nippon Paper Group Inc	400	10,023
Nippon Steel Corp	18,000	61,291
Nippon Telegraph & Telephone Corp ADR	4,100	89,872
Nippon Yusen KK	10,000	40,991
Nissan Motor Co Ltd	10,700	93,704
Nissin Foods Holdings Co Ltd	300	10,851
Nitori Co Ltd	150	12,543
Nitto Denko Corp	500	19,591
NKSJ Holdings Inc *	7,000	43,860
Nomura Holdings Inc	4,500	21,649
Nomura Holdings Inc ADR	10,600	50,562
NSK Ltd	2,000	13,569
NTT Data Corp	4	12,645
NTT DoCoMo Inc ADR	6,700	112,024
Odakyu Electric Railway Co Ltd	2,000	18,497
OJI Paper Co Ltd	3,000	13,285
Olympus Corp	600	15,734
Omron Corp	800	18,290
Ono Pharmaceutical Co Ltd	300	13,087
Oriental Land Co Ltd	200	18,648
Osaka Gas Co Ltd	5,000	18,033
Panasonic Corp ADR	7,400	100,492
Panasonic Electric Works Co Ltd	3,000	39,785
Park24 Co Ltd	3,000	31,987
Resona Holdings Inc	1,700	15,266
Ricoh Co Ltd	2,000	28,335
Rohm Co Ltd	300	18,579
Sankyo Co Ltd	200	10,593
SBI Holdings Inc	56	7,022
Secom Co Ltd	1,400	63,232
Sekisui House Ltd	1,000	9,000
Seven & I Holdings Co Ltd	3,300	77,389
Sharp Corp	3,000	29,904
Shikoku Electric Power Co Inc	500	14,360
Shimano Inc	300	15,943
Shin-Etsu Chemical Co Ltd	1,500	73,196
Shionogi & Co Ltd	1,000	18,264
Shiseido Co Ltd	1,000	22,465
SMC Corp	200	26,399
Softbank Corp	3,100	101,433
Sony Corp ADR	5,100	157,692
Square Enix Holdings Co Ltd	1,700	38,187
Stanley Electric Co Ltd	600	9,576
Sumitomo Chemical Co Ltd	8,000	35,120
Sumitomo Corp	2,800	36,106
Sumitomo Electric Industries Ltd	4,200	51,223
Sumitomo Metal Industries Ltd	17,000	42,972
Sumitomo Metal Mining Co Ltd	2,000	30,604
Sumitomo Mitsui Financial Group Inc	5,900	171,937
Sumitomo Realty & Development Co Ltd	1,000	20,698
Sundrug Co Ltd	1,200	32,388
Suzuki Motor Corp	2,200	46,371
T&D Holdings Inc	1,950	40,701
Taiyo Nippon Sanso Corp	1,000	8,517
Takeda Pharmaceutical Co Ltd	3,100	142,516
TDK Corp	600	33,528
Teijin Ltd	4,000	13,232
Terumo Corp	400	21,235
The Bank of Yokohama Ltd	8,000	37,383
The Chiba Bank Ltd	2,000	11,678
The Chugoku Electric Power Co Inc	2,700	53,302
The Iyo Bank Ltd	1,000	8,116
The Japan Steel Works Ltd	1,000	9,422
The Kansai Electric Power Co Inc	3,300	80,158
The Shizuoka Bank Ltd	2,000	17,234
The Sumitomo Trust & Banking Co Ltd	3,000	15,032
The Tokyo Electric Power Co Inc	6,100	148,990
Tobu Railway Co Ltd	2,000	11,545
Tohoku Electric Power Co Inc	1,000	22,138
Tokai Rika Co Ltd	1,400	23,717
Tokio Marine Holdings Inc	3,200	86,312
Tokyo Electron Ltd	500	25,089
Tokyo Gas Co Ltd	13,000	59,124
Tokyu Corp	3,000	13,266
TonenGeneral Sekiyu KK	1,000	9,269
Toppan Printing Co Ltd	2,000	15,659
Toray Industries Inc	3,000	16,721
Toshiba Corp	15,000	72,540
Toyo Seikan Kaisha Ltd	600	10,792
Toyota Auto Body Co Ltd	800	12,212
Toyota Motor Corp ADR	5,500	393,690
Toyota Tsusho Corp	800	11,787
Trend Micro Inc	400	11,980

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Tsumura & Co	1,500	$46,699
Ube Industries Ltd	4,000	8,874
Unicharm Corp	300	12,093
UNY Co Ltd	5,200	41,177
West Japan Railway Co	11	39,500
Yahoo! Japan Corp	42	14,513
Yamada Denki Co Ltd	230	14,283
Yamato Holdings Co Ltd	1,000	12,126
Yamato Kogyo Co Ltd	1,600	38,805

		8,516,492

Luxembourg - 0.4%

ArcelorMittal ‘NY’ (NYSE)	2,800	92,344
Oriflame Cosmetics SA SDR	375	24,138
SES SA FDR	660	15,888
Tenaris SA ADR	1,100	42,262

		174,632

Netherlands - 2.7%

Aegon NV ‘NY’ *	9,900	59,301
Akzo Nobel NV	1,263	77,880
ASML Holding NV ‘NY’	2,400	71,352
European Aeronautic Defence and Space Co NV *	1,160	28,947
Fugro NV CVA	480	31,599
Heineken NV	1,021	52,962
ING Groep NV ADR *	15,476	159,248
Koninklijke Ahold NV	5,927	79,995
Koninklijke DSM NV	597	30,636
Koninklijke KPN NV	4,094	63,431
Koninklijke Philips Electronics NV	1,335	42,006
Koninklijke Philips Electronics NV ‘NY’	3,249	101,759
QIAGEN NV *	657	11,755
Randstad Holding NV *	630	28,624
Reed Elsevier NV ADR	1,235	31,109
STMicroelectronics NV ‘NY’	2,700	20,601
TNT NV	1,438	38,699
Unilever NV ‘NY’	6,450	192,726
Unilever NV CVA	1,021	30,575
Wolters Kluwer NV	1,924	40,434

		1,193,639

New Zealand - 0.0%

Fletcher Building Ltd (NZX)	2,000	11,826
Telecom Corp of New Zealand Ltd ADR (NYSE)	1,300	9,776

		21,602

Norway - 0.9%

DnB NOR ASA	3,422	46,712
Fred Olsen Energy ASA	553	19,336
Norsk Hydro ASA	4,089	24,781
Orkla ASA	3,200	29,556
Petroleum Geo-Services ASA *	4,001	45,885
Schibsted ASA	1,909	47,848
StatoilHydro ASA	2,307	48,286
StatoilHydro ASA ADR	2,200	46,156
Telenor ASA	3,480	54,658
Yara International ASA	750	34,087

		397,305

Papua New Guinea - 0.1%

Oil Search Ltd	7,196	42,852

Portugal - 0.2%

EDP - Energias de Portugal SA	8,711	29,865
Portugal Telecom SGPS SA ADR	3,200	42,336

		72,201

Singapore - 1.4%

CapitaLand Ltd	7,000	21,602
City Developments Ltd	1,000	9,690
DBS Group Holdings Ltd	7,000	74,890
Fraser and Neave Ltd	5,000	24,700
K-Green Trust *	1,000	829
Keppel Corp Ltd	5,000	34,134
Oversea-Chinese Banking Corp Ltd	14,302	96,155
Singapore Airlines Ltd	4,000	49,656
Singapore Exchange Ltd	4,000	27,429
Singapore Press Holdings Ltd	3,000	9,696
Singapore Telecommunications Ltd	34,000	81,144
SMRT Corp Ltd	27,000	42,129
United Overseas Bank Ltd	8,000	111,260
Wilmar International Ltd	5,000	22,802

		606,116

Spain - 3.4%

Abertis Infraestructuras SA	1,216	22,685
ACS Actividades de Construccion y Servicios SA	472	23,585
Banco Bilbao Vizcaya Argentaria SA	3,026	40,948
Banco Bilbao Vizcaya Argentaria SA ADR	13,300	179,284
Banco de Sabadell SA	3,484	17,457
Banco Popular Espanol SA	2,784	17,694
Banco Santander SA	4,765	60,479
Banco Santander SA ADR	28,268	357,873
Iberdrola Renovables SA	4,170	13,876
Iberdrola SA	18,428	142,100
Inditex SA	957	76,078
Red Electrica Corp SA	722	34,002
Repsol YPF SA ADR	3,773	97,079
Telefonica SA ADR	6,100	452,315

		1,535,455

Sweden - 2.9%

Alfa Laval AB	2,566	45,124
Assa Abloy AB ‘B’	2,024	51,156
Atlas Copco AB ‘A’	924	17,871
Atlas Copco AB ‘B’	1,953	34,471
Boliden AB	3,407	51,710
Electrolux AB ‘B’	808	19,920
Hennes & Mauritz AB ‘B’	4,790	173,840
Nordea Bank AB	12,302	128,535
Sandvik AB	3,728	57,241
Scania AB ‘B’	1,155	25,556
Securitas AB ‘B’	1,326	14,317
Skandinaviska Enskilda Banken AB ‘A’	8,218	61,177
Skanska AB ‘B’	688	12,631
SKF AB ‘B’	1,637	37,756
Svenska Cellulosa AB ‘B’	1,918	29,231
Svenska Handelsbanken AB ‘A’	2,693	88,486
Swedbank AB ‘A’ *	3,893	54,193
Swedish Match AB	507	13,545
Tele2 AB ‘B’	433	9,085
Telefonaktiebolaget LM Ericsson ‘B’	6,909	75,771
Telefonaktiebolaget LM Ericsson ADR	7,600	83,372
TeliaSonera AB	8,933	72,447
Volvo AB ‘A’ *	3,433	48,128
Volvo AB ‘B’ *	5,573	82,121

		1,287,684

Switzerland - 6.8%

ABB Ltd ADR *	8,900	187,968
Actelion Ltd *	552	22,112
Adecco SA	942	49,247
Baloise-Holding AG	225	20,301
Cie Financiere Richemont SA ‘A’	2,224	107,305
Credit Suisse Group AG	893	38,045

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Credit Suisse Group AG ADR	4,200	$178,752
GAM Holding AG *	584	8,872
Geberit AG	273	48,643
Givaudan SA	82	83,916
Holcim Ltd	1,172	75,312
Julius Baer Group Ltd	1,287	46,882
Kuehne + Nagel International AG	372	44,706
Nestle SA	9,895	527,477
Novartis AG	1,875	107,921
Novartis AG ADR	7,100	409,457
Roche Holding AG	2,310	315,620
SGS SA	41	66,290
Sika AG	13	24,000
Sonova Holding AG	110	13,447
Swiss Reinsurance Co Ltd	1,785	78,300
Swisscom AG	166	67,026
Syngenta AG	103	25,622
Syngenta AG ADR	1,600	79,664
The Swatch Group AG	187	70,443
UBS AG (NYSE) *	12,300	209,469
UBS AG (XVTX) *	1,930	32,860
Zurich Financial Services AG	459	107,603

		3,047,260

United Kingdom - 19.6%

Admiral Group PLC	2,694	70,599
Aggreko PLC	1,887	46,611
AMEC PLC	751	11,642
Anglo American PLC	5,133	203,751
Antofagasta PLC	751	14,599
ARM Holdings PLC ADR	3,200	60,032
Associated British Foods PLC	941	15,514
AstraZeneca PLC ADR	6,100	309,270
Autonomy Corp PLC *	1,951	55,597
Aviva PLC	11,988	75,147
BAE Systems PLC	12,132	65,331
Barclays PLC	19,953	93,785
Barclays PLC ADR	6,300	118,755
BG Group PLC	13,632	240,021
BHP Billiton PLC	5,427	173,080
BHP Billiton PLC ADR	1,700	108,664
BP PLC ADR	11,384	468,679
British Airways PLC *	13,807	52,712
British American Tobacco PLC	4,286	160,064
British American Tobacco PLC ADR	1,792	133,880
British Sky Broadcasting Group PLC ADR	1,925	85,085
BT Group PLC ADR	3,650	80,008
Bunzl PLC	2,359	28,135
Burberry Group PLC	1,581	25,877
Cable & Wireless Communications PLC	5,487	4,902
Cable & Wireless Worldwide PLC	5,487	6,340
Cairn Energy PLC *	3,786	27,018
Carnival PLC ADR	664	26,268
Centrica PLC	11,435	58,132
Cobham PLC	11,849	43,032
Compass Group PLC	4,815	40,175
Diageo PLC ADR	2,500	172,525
Eurasian Natural Resources Corp PLC	434	6,271
Experian PLC	2,687	29,285
G4S PLC	3,602	14,437
GlaxoSmithKline PLC ADR	10,150	401,128
Home Retail Group PLC	2,547	8,253
HSBC Holdings PLC (LI)	6,089	61,596
HSBC Holdings PLC ADR	11,872	600,604
ICAP PLC	1,643	11,141
Imperial Tobacco Group PLC	3,052	91,043
Inmarsat PLC	1,411	14,731
International Power PLC	3,421	20,841
Invensys PLC	2,790	13,100
Investec PLC	821	6,561
J. Sainsbury PLC	7,067	43,422
Johnson Matthey PLC	2,490	68,934
Kazakhmys PLC	806	18,387
Kingfisher PLC	12,259	45,174
Legal & General Group PLC	35,366	57,524
Lloyds Banking Group PLC *	90,582	105,089
Lloyds Banking Group PLC ADR *	13,200	60,852
Logica PLC	5,968	11,897
Lonmin PLC *	523	13,722
Man Group PLC	10,938	37,688
Marks & Spencer Group PLC	4,919	30,046
National Grid PLC	4,944	41,936
National Grid PLC ADR	1,521	65,008
Next PLC	537	18,720
Old Mutual PLC	17,034	37,176
Pearson PLC ADR	4,300	66,736
Petrofac Ltd	1,621	34,952
Petropavlovsk PLC	2,168	37,789
Prudential PLC	7,136	71,309
Prudential PLC ADR	2,400	47,880
Reckitt Benckiser Group PLC	1,248	68,737
Reed Elsevier PLC ADR	1,500	50,625
Resolution Ltd	7,030	27,075
Rexam PLC	2,869	13,856
Rio Tinto PLC	309	18,102
Rio Tinto PLC ADR	5,700	334,761
Rolls-Royce Group PLC *	6,417	60,945
Royal Dutch Shell PLC ‘B’	4,326	126,386
Royal Dutch Shell PLC ‘B’ ADR	10,500	617,295
RSA Insurance Group PLC	16,761	34,440
SABMiller PLC	4,424	141,628
Scottish & Southern Energy PLC	2,256	39,648
Serco Group PLC	1,638	15,833
Severn Trent PLC	517	10,640
Shire PLC ADR	925	62,234
Smith & Nephew PLC ADR	1,100	49,940
Smiths Group PLC	1,054	20,216
Standard Chartered PLC	9,155	262,881
Standard Life PLC	11,853	43,103
Tesco PLC	31,487	210,037
The Capita Group PLC	1,239	15,310
The Royal Bank of Scotland Group PLC *	41,292	30,628
The Royal Bank of Scotland Group PLC ADR *	2,400	35,592
The Sage Group PLC	4,410	19,160
Tomkins PLC ADR	2,800	56,532
Tullow Oil PLC	2,532	50,686
Unilever PLC ADR	5,375	156,413
United Utilities Group PLC	6,352	57,170
Vedanta Resources PLC	445	15,148
Vodafone Group PLC	14,912	36,793
Vodafone Group PLC ADR	20,600	511,086
Whitbread PLC	614	15,685
WM Morrison Supermarkets PLC	14,887	69,236
Wolseley PLC *	541	13,602
WPP PLC ADR	1,583	88,126
Xstrata PLC	5,557	106,446

		8,754,457

Total Common Stocks
(Cost $40,379,144)		44,036,858

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.010% due 10/01/10 (Dated 09/30/10, repurchase price of $638,955; collateralized by Fannie Mae: 4.750% due 12/15/10 and value $656,000)	$638,955	$638,955

Total Short-Term Investment
(Cost $638,955)		638,955

TOTAL INVESTMENTS - 100.4%
(Cost $41,044,852)		44,710,203

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(158,091)

NET ASSETS - 100.0%		$44,552,112

Notes to Schedule of Investments

(a)	As of September 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.3%
Industrials	11.7%
Materials	11.6%
Consumer Staples	9.5%
Consumer Discretionary	9.5%
Energy	9.1%
Health Care	7.7%
Telecommunication Services	5.6%
Information Technology	5.0%
Utilities	5.0%
Short-Term Investment	1.4%

100.4%
Other Assets & Liabilities, Net	(0.4%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Warrants (1)	$753	$753	$-	$-
	Rights (1)	5,503	5,503	-	-
	Preferred Stocks (1)	28,134	-	28,134	-
	Common Stocks
	Australia	3,295,721	788,006	2,507,715	-
	Austria	83,435	-	83,435	-
	Belgium	375,369	165,823	209,546	-
	Bermuda	182,556	-	182,556	-
	Canada	4,258,777	4,258,777	-	-
	Denmark	393,031	187,036	205,995	-
	Finland	428,487	139,417	289,070	-
	France	3,839,352	591,651	3,247,701	-
	Germany	3,064,990	893,668	2,171,322	-
	Greece	86,617	48,622	37,995	-
	Hong Kong	965,070	-	965,070	-
	Ireland	53,248	53,248	-	-
	Israel	256,334	221,550	34,784	-
	Italy	1,104,176	200,302	903,874	-
	Japan	8,516,492	2,027,361	6,489,131	-
	Luxembourg	174,632	134,606	40,026	-
	Netherlands	1,193,639	636,096	557,543	-
	New Zealand	21,602	9,776	11,826	-
	Norway	397,305	46,156	351,149	-
	Papua New Guinea	42,852	-	42,852	-
	Portugal	72,201	42,336	29,865	-
	Singapore	606,116	829	605,287	-
	Spain	1,535,455	1,086,551	448,904	-
	Sweden	1,287,684	83,372	1,204,312	-
	Switzerland	3,047,260	1,065,310	1,981,950	-
	United Kingdom	8,754,457	4,717,786	4,036,671	-

		44,036,858	17,398,279	26,638,579	-
	Short-Term Investment	638,955	-	638,955	-

	Total	$44,710,203	$17,404,535	$27,305,668	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 4.8%

Brazil - 4.8%

Cia de Bebidas das Americas ADR	1,050	$129,969
Cia Energetica de Minas Gerais	3,190	51,753
Cia Energetica de Sao Paulo ‘B’	3,500	52,335
Itau Unibanco Holding SA ADR	9,900	239,382
Petroleo Brasileiro SA ADR	10,977	360,265
Usinas Siderurgicas de Minas Gerais SA ‘A’	2,200	29,515
Vale SA ADR	7,698	213,619

		1,076,838

Total Preferred Stocks
(Cost $748,090)		1,076,838

COMMON STOCKS - 94.8%

Bermuda - 0.1%

Kunlun Energy Co Ltd	20,000	25,862

Brazil - 7.9%

Banco Bradesco SA	10,043	159,964
Banco Bradesco SA ADR	8,349	170,153
Banco do Brasil SA	4,900	93,048
Banco Santander Brasil SA ADR	4,200	57,834
BM&F BOVESPA SA	6,400	53,522
BRF - Brasil Foods SA ADR	4,400	68,332
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,300	59,163
Cia Siderurgica Nacional SA ADR	3,500	61,845
Embraer-Empresa Brasileira de Aeronautica SA ADR	2,500	70,975
Gerdau SA ADR	6,300	85,743
OGX Petroleo e Gas Participacoes SA *	10,000	130,319
Petroleo Brasileiro SA ADR	9,299	337,275
Porto Seguro SA	2,300	29,498
Tele Norte Leste Participacoes SA ADR	3,000	42,240
Tim Participacoes SA ADR	1,800	59,382
Ultrapar Participacoes SA ADR	800	48,960
Vale SA ADR	6,950	217,326
Vivo Participacoes SA ADR	1,800	48,906

		1,794,485

Cayman - 1.4%

Belle International Holdings Ltd	33,000	66,227
China Mengniu Dairy Co Ltd	8,000	24,684
China Resources Land Ltd	16,000	32,374
Hengan International Group Co Ltd	6,000	60,466
Tencent Holdings Ltd	3,800	82,718
Tingyi Holding Corp	18,000	49,576

		316,045

Chile - 3.0%

Banco de Chile ADR	1,135	101,991
Banco Santander Chile SA ADR	1,100	106,205
Empresa Nacional de Electricidad SA ADR	1,700	91,851
Empresas COPEC SA	4,084	76,546
Enersis SA ADR	4,200	98,742
Lan Airlines SA ADR	4,400	129,536
Sociedad Quimica y Minera de Chile SA ADR	1,300	62,712

		667,583

China - 6.1%

Aluminum Corp of China Ltd ADR *	2,300	54,763
Bank of China Ltd ‘H’	244,000	128,094
Bank of Communications Co Ltd ‘H’	51,750	55,849
BYD Co Ltd ‘H’	4,500	35,929
China Coal Energy Co ‘H’	4,000	6,578
China Communications Construction Co Ltd ‘H’	8,000	7,594
China Construction Bank Corp ‘H’	162,000	141,588
China Life Insurance Co Ltd ADR	2,850	169,518
China Merchants Bank Co Ltd ‘H’	32,300	82,851
China Petroleum & Chemical Corp ADR	1,400	123,592
China Shenhua Energy Co Ltd ‘H’	11,500	47,359
China Telecom Corp Ltd ADR	1,100	60,192
Dongfeng Motor Group Co Ltd ‘H’	28,000	57,049
Industrial & Commercial Bank of China ‘H’	201,000	149,037
PetroChina Co Ltd ADR	1,750	203,735
Ping An Insurance Group Co of China Ltd ‘H’	5,000	50,859

		1,374,587

Colombia - 0.3%

Ecopetrol SA ADR	1,757	73,355

Czech Republic - 0.5%

CEZ AS	720	32,165
Komercni Banka AS	225	48,799
Telefonica O2 Czech Republic AS	1,470	31,514

		112,478

Egypt - 0.0%

Orascom Construction Industries GDR	138	6,209

Hong Kong - 3.8%

China Mobile Ltd ADR	7,350	375,806
China Overseas Land & Investment Ltd	26,000	54,833
China Resources Enterprise Ltd	10,000	45,314
China Resources Power Holdings Co Ltd	10,000	21,572
China Unicom Hong Kong Ltd ADR	7,600	110,656
CNOOC Ltd ADR	1,300	252,590

		860,771

Hungary - 0.7%

MOL Hungarian Oil and Gas PLC *	390	40,781
OTP Bank PLC *	4,369	113,688

		154,469

India - 12.3%

Axis Bank Ltd	2,048	69,718
Bharat Heavy Electricals Ltd	673	37,216
Bharti Airtel Ltd	8,976	72,829
Dr Reddys Laboratories Ltd ADR	1,900	61,218
GAIL India Ltd	5,282	55,770
GAIL India Ltd GDR ~	280	17,864
HDFC Bank Ltd	1,941	107,186
Hero Honda Motors Ltd	938	39,032
Hindalco Industries Ltd	4,070	17,703
Hindustan Unilever Ltd	8,174	55,945
ICICI Bank Ltd ADR	9,200	458,620
Indian Oil Corp Ltd	7,289	67,743
Infosys Technologies Ltd	903	61,006
Infosys Technologies Ltd ADR	6,000	403,860
ITC Ltd	14,278	56,475
Jaiprakash Associates Ltd	8,883	23,858
Jindal Steel & Power Ltd	1,849	29,220
Larsen & Toubro Ltd	1,154	52,635
Mahindra & Mahindra Ltd	3,208	49,459
NTPC Ltd	11,174	53,867
Oil & Natural Gas Corp Ltd	2,098	65,365
Power Grid Corp of India Ltd	22,814	54,086
Reliance Industries Ltd GDR (LI) ~	8,064	360,638
Reliance Power Ltd *	15,483	55,447
Sesa Goa Ltd	3,750	27,240
State Bank of India	670	47,990

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Sterlite Industries India Ltd ADR	8,800	$131,824
Sun Pharmaceutical Industries Ltd	408	18,356
Tata Consultancy Services Ltd	2,333	47,672
Tata Motors Ltd ADR	3,200	81,632
Tata Power Co Ltd	707	21,335
Tata Steel Ltd	1,650	23,995
Wipro Ltd	6,066	60,976

		2,787,780

Indonesia - 3.6%

P.T. Astra International Tbk	33,500	212,590
P.T. Bank Central Asia Tbk	156,000	117,023
P.T. Bank Mandiri Tbk	100,000	80,522
P.T. Bank Rakyat Indonesia Tbk	88,000	98,533
P.T. Gudang Garam Tbk	13,000	75,168
P.T. Telekomunikasi Indonesia Tbk ADR	4,000	165,160
P.T. United Tractors Tbk	30,500	69,867

		818,863

Luxembourg - 0.3%

Evraz Group SA GDR * ~	1,923	57,401

Malaysia - 5.2%

British American Tobacco Malaysia Bhd	3,600	56,499
CIMB Group Holdings Bhd	91,600	242,260
DiGi.Com Bhd	6,800	53,523
Genting Malaysia Bhd	61,900	67,967
IOI Corp Bhd	61,546	109,030
Kuala Lumpur Kepong Bhd	13,000	71,579
Malayan Banking Bhd	60,500	172,436
MISC Bhd	23,160	65,553
PLUS Expressways Bhd	44,900	60,634
PPB Group Bhd	14,300	79,714
Sime Darby Bhd	41,100	112,970
YTL Corp Bhd	21,114	51,321
YTL Power International Bhd	55,000	40,806

		1,184,292

Mexico - 5.6%

America Movil SAB de CV ‘L’	14,536	38,850
America Movil SAB de CV ‘L’ ADR	7,650	407,974
Cemex SAB de CV ADR *	13,083	111,206
Fomento Economico Mexicano SAB de CV ADR	3,600	182,628
Grupo Elektra SA de CV	1,215	42,471
Grupo Mexico SAB de CV ‘B’	37,765	108,845
Grupo Televisa SA ADR	8,100	153,252
Telefonos de Mexico SAB de CV ADR ‘L’	4,900	73,157
Wal-Mart de Mexico SAB de CV ‘V’	60,800	152,945

		1,271,328

Netherlands - 0.2%

X5 Retail Group NV GDR *	1,178	47,236

Peru - 0.1%

Cia de Minas Buenaventura SA ADR	598	27,018

Philippines - 0.3%

Philippine Long Distance Telephone Co ADR	1,000	59,860

Poland - 1.7%

Bank Pekao SA	1,251	73,817
KGHM Polska Miedz SA	1,479	59,495
Polski Koncern Naftowy ORLEN SA *	4,829	66,310
Polskie Gornictwo Naftowe i Gazownictwo SA	22,886	28,320
Powszechna Kasa Oszczednosci Bank Polski SA *	6,680	100,996
Telekomunikacja Polska SA	7,313	45,191

		374,129

Russia - 4.8%

Federal Hydrogenerating Co ADR *	17,420	89,713
Gazprom OAO ADR (XLON)	15,418	324,812
Lukoil OAO ADR (XLON)	3,725	212,289
MMC Norilsk Nickel ADR	6,700	114,457
Novolipetsk Steel OJSC GDR	1,300	46,800
Polymetal GDR *	3,145	48,433
Rosneft Oil Co GDR *	12,600	84,042
Surgutneftegaz OJSC ADR	5,928	56,914
Uralkali GDR (XLON) ~	2,122	46,787
VTB Bank OJSC GDR ~	10,700	61,757

		1,086,004

South Africa - 9.5%

African Bank Investments Ltd	12,684	65,125
African Rainbow Minerals Ltd	1,851	44,500
Anglo Platinum Ltd *	1,008	95,358
AngloGold Ashanti Ltd ADR	4,400	203,456
ArcelorMittal South Africa Ltd	3,427	40,443
Aspen Pharmacare Holdings Ltd *	7,684	103,568
Bidvest Group Ltd	4,150	87,512
FirstRand Ltd	20,404	62,651
Gold Fields Ltd ADR	10,500	160,335
Harmony Gold Mining Co Ltd ADR	5,600	63,224
Kumba Iron Ore Ltd	1,066	55,402
MTN Group Ltd	4,781	86,347
Murray & Roberts Holdings Ltd	3,345	21,510
Naspers Ltd ‘N’	5,411	264,044
Nedbank Group Ltd	3,927	82,941
Pretoria Portland Cement Co Ltd	10,548	48,316
Sanlam Ltd	21,483	80,867
Sasol Ltd ADR	4,200	188,118
Shoprite Holdings Ltd	6,798	96,346
Standard Bank Group Ltd	7,471	118,589
Steinhoff International Holdings Ltd *	35,193	103,381
Tiger Brands Ltd	2,572	69,879

		2,141,912

South Korea - 11.6%

Cheil Industries Inc	540	47,246
GS Engineering & Construction Corp	488	37,487
Hana Financial Group Inc	2,120	62,869
Hynix Semiconductor Inc *	1,900	36,854
Hyundai Heavy Industries Co Ltd	334	95,900
Hyundai Mobis	280	63,111
Hyundai Motor Co	760	102,011
Hyundai Steel Co	510	52,374
KB Financial Group Inc ADR	3,700	158,619
Kia Motors Corp	2,830	91,344
Korea Electric Power Corp ADR *	5,300	68,529
Korea Exchange Bank	1,170	14,164
KT Corp ADR	2,400	49,104
KT&G Corp	540	32,170
LG Chem Ltd	464	135,687
LG Corp	480	34,734
LG Display Co Ltd ADR	3,700	64,528
LG Electronics Inc	460	38,748
NHN Corp *	256	44,001
POSCO ADR	2,500	284,950
Samsung C&T Corp	670	36,533
Samsung Electro-Mechanics Co Ltd	648	70,768
Samsung Electronics Co Ltd	540	367,745
Samsung Engineering Co Ltd	70	9,341
Samsung Fire & Marine Insurance Co Ltd	425	72,702
Samsung Heavy Industries Co Ltd	880	23,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares	Value
Samsung SDI Co Ltd	434	$59,418
Samsung Securities Co Ltd	390	22,191
Samsung Techwin Co Ltd	505	50,012
Shinhan Financial Group Co Ltd	1,290	49,421
Shinhan Financial Group Co Ltd ADR	2,100	161,028
Shinsegae Co Ltd	70	36,950
SK Energy Co Ltd	290	37,055
SK Holdings Co Ltd	260	27,010
SK Telecom Co Ltd ADR	3,000	52,410
Woori Finance Holdings Co Ltd	1,410	17,550

		2,607,814

Taiwan - 11.6%

Acer Inc	36,156	92,082
Advanced Semiconductor Engineering Inc ADR	21,888	89,960
Asia Cement Corp	37,131	37,845
Asustek Computer Inc	3,006	21,508
AU Optronics Corp ADR *	16,068	168,071
Catcher Technology Co Ltd	11,000	25,355
Cathay Financial Holding Co Ltd	71,400	109,047
Chang Hwa Commercial Bank	92,000	61,530
Chimei InnoLux Corp *	27,968	37,988
China Development Financial Holding Corp	143,420	41,590
China Steel Corp	52,793	54,608
Chinatrust Financial Holding Co Ltd	47,205	29,738
Chunghwa Telecom Co Ltd ADR	5,633	126,292
Compal Electronics Inc	45,092	53,925
Delta Electronics Inc	22,000	91,793
Far Eastern New Century Corp	17,686	24,300
First Financial Holding Co Ltd	38,873	25,739
Formosa Chemicals & Fibre Corp	18,540	44,795
Formosa Plastics Corp	27,820	68,258
Fubon Financial Holding Co Ltd	55,647	68,383
HannStar Display Corp *	38,000	7,578
HON HAI Precision Industry Co Ltd	48,104	180,409
HTC Corp	3,307	75,114
Hua Nan Financial Holdings Co Ltd	85,845	55,712
Lite-On Technology Corp	54,541	68,844
MediaTek Inc	5,020	70,442
Mega Financial Holding Co Ltd	88,000	59,099
Nan Ya Plastics Corp	48,410	105,862
Pegatron Corp *	8,090	10,578
Powertech Technology Inc	3,000	9,657
Quanta Computer Inc	27,000	43,800
Ruentex Industries Ltd	3,000	8,820
Siliconware Precision Industries Co	31,000	32,786
Taiwan Cement Corp	38,000	40,647
Taiwan Cooperative Bank	39,600	28,193
Taiwan Glass Industrial Corp	8,240	8,363
Taiwan Mobile Co Ltd	26,000	53,712
Taiwan Semiconductor Manufacturing Co Ltd	156,779	310,266
Tatung Co Ltd *	25,000	4,925
Uni-President Enterprises Corp	44,787	58,134
United Microelectronics Corp	64,000	28,435
Walsin Lihwa Corp *	13,000	7,736
Wistron Corp	27,308	49,753
Yuanta Financial Holding Co Ltd	35,000	21,260

		2,612,932

Thailand - 2.0%

Advanced Info Service PCL	18,500	58,020
Kasikornbank PCL NVDR	27,500	105,852
PTT Exploration & Production PCL	18,600	94,387
PTT PCL	12,000	117,550
Siam Commercial Bank PCL	24,200	82,447

		458,256

Turkey - 2.2%

Akbank TAS	11,559	70,554
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,568	55,720
Tupras Turkiye Petrol Rafine	2,068	55,605
Turkcell Iletisim Hizmetleri AS ADR	7,300	122,348
Turkiye Garanti Bankasi AS	16,603	96,202
Turkiye Is Bankasi ‘C’	20,672	87,625

		488,054

Total Common Stocks
(Cost $15,468,050)		21,408,723

TOTAL INVESTMENTS - 99.6%
(Cost $16,216,140)		22,485,561

OTHER ASSETS & LIABILITIES, NET - 0.4%		96,424

NET ASSETS - 100.0%		$22,581,985

Notes to Schedule of Investments

(a)	As of September 30, 2010, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.7%
Energy	15.1%
Materials	14.0%
Information Technology	12.3%
Telecommunication Services	9.7%
Consumer Staples	7.2%
Consumer Discretionary	6.2%
Industrials	5.5%
Utilities	4.1%
Health Care	0.8%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Portfolio’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Portfolio’s assets and liabilities as of September 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$1,076,838	$1,076,838	$-	$-
	Common Stocks
	Bermuda	25,862	-	25,862	-
	Brazil	1,794,485	1,794,485	-	-
	Cayman	316,045	-	316,045	-
	Chile	667,583	667,583	-	-
	China	1,374,587	611,800	762,787	-
	Colombia	73,355	73,355	-	-
	Czech Republic	112,478	-	112,478	-
	Egypt	6,209	6,209	-	-
	Hong Kong	860,771	739,052	121,719	-
	Hungary	154,469	-	154,469	-
	India	2,787,780	1,155,018	1,632,762	-
	Indonesia	818,863	165,160	653,703	-
	Luxembourg	57,401	57,401	-	-
	Malaysia	1,184,292	-	1,184,292	-
	Mexico	1,271,328	1,271,328	-	-
	Netherlands	47,236	-	47,236	-
	Peru	27,018	27,018	-	-
	Philippines	59,860	59,860	-	-
	Poland	374,129	-	374,129	-
	Russia	1,086,004	268,988	817,016	-
	South Africa	2,141,912	615,133	1,526,779	-
	South Korea	2,607,814	839,168	1,768,646	-
	Taiwan	2,612,932	394,901	2,218,031	-
	Thailand	458,256	-	458,256	-
	Turkey	488,054	122,348	365,706	-

		21,408,723	8,868,807	12,539,916	-

	Total	$22,485,561	$9,945,645	$12,539,916	$-

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 206

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
September 30, 2010 (Unaudited)

Explanation of Symbols:

*	Non-income producing securities.
”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
∧	Securities with their principal amount adjusted for inflation.
§	Variable rate securities. The rate shown is based on the latest available information as of September 30, 2010.
Ψ	Securities were in default as of September 30, 2010.
±	The security is a perpetual bond and has no definite maturity date.
¥	Unsettled position. Contract rates do not take effect until settlement date.
†	Securities (or a portion of securities) in the Long/Short Large-Cap Portfolio were out on loan as of September 30, 2010.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either(1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
◊	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board”).
‡	Securities were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, and/or swap contracts as of September 30, 2010.
+	The fair values of these holdings were determined by the Board, a Board approved valuation committee, or a delegate of the Board in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See note 2 in Supplemental Notes to Schedules of Investments).
Δ	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager or adviser pursuant to the Fund’s policy and procedures. Under the Fund’s policy, a holding is generally deemed illiquid if it cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount which a portfolio has valued the holding. Illiquid holdings may be difficult to value and difficult to sell, which means a portfolio may not be able to sell a holding quickly for its full value.
λ	Total shares owned by the portfolio as of September 30, 2010 were less than one share.

Counterparty Abbreviations:

ADV	Advantage
BOA	Bank of America
BRC	Barclays
BNP	BNP Paribas
CIT	Citigroup
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
UBS	UBS

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indonesian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippines Peso
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:

ADR	American Depositary Receipt
ASX	Australian Stock Exchange
CBOT	Chicago Board of Trade
CDI	CHESS Depository Interests (Receipts)
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
NASDAQ	NASDAQ Stock Market
NVDR	Non Voting Depository Receipt
‘NY’	New York Shares
NYSE	New York Stock Exchange
NZX	New Zealand Stock Exchange
OTC	Over the Counter
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
RSP	Riparmio Shares (Savings shares on Italian Stock Exchanges)
SDR	Swedish Depositary Receipt
TSE	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XASE	NYSE Amex Exchange
XETR	Frankfurt Stock Exchange
XLON	London Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange

Note:

The descriptions of the companies shown in the schedules of investments were obtained from published reports and other sources believed to be reliable.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2010 (Unaudited)

1. PORTFOLIO VALUATION

Each portfolio of the Pacific Select Fund (the “Fund”) is divided into shares. The price of a portfolio’s shares is called its net asset value (“NAV”) per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total fair value of a portfolio’s assets (the value of the securities and other investments a portfolio holds plus cash or other assets, including interest accrued but not yet received), subtracting a portfolio’s liabilities (including accrued expenses, dividends payable and any borrowings of a portfolio, and any other liabilities), and then dividing by the total number of shares outstanding. The fair value of each security or other investment (each a “Holding” and collectively “Holdings”) is the amount which a portfolio might reasonably expect to receive for the Holding upon its current sale in the ordinary course.

Each portfolio’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including those days when foreign markets are closed. The value of each portfolio (the NAV) is determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities Exchange Commission (the “SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

For purposes of calculating the NAV:

Domestic Equity Holdings. For domestic equity Holdings, the portfolios normally use the last reported sale price received shortly after the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close.

Foreign Equity Holdings. Foreign equity Holdings are normally priced based on data reflecting the closing of the principal markets or market participants for those Holdings, which may be earlier than the NYSE close. The portfolios then may adjust for market events, that occur between the close of certain foreign exchanges and the NYSE. The Fund has retained an independent statistical service approved by the Fund’s Board of Trustees (the “Board”) to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations. Quotations of foreign Holdings in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Over-the-Counter (“OTC”) Holdings and Certain Equity Holdings. OTC Holdings, including options contracts, and listed Holdings for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services, which are based on evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

Fixed Income Holdings, including Domestic and Foreign Holdings. Fixed Income Holdings are generally valued using the mean between the bid and ask prices provided by approved pricing and quotation services which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.

Money Market Instruments and Short-Term Holdings. The Holdings of the Cash Management Portfolio, and money market instruments and short-term Holdings maturing within 60 days in other portfolios, are valued at amortized cost, which involves valuing a Holding at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation, (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if a portfolio sold the Holding.

Pacific Dynamix Portfolios. The Holdings of Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios are valued based upon the NAVs of the PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD International Large-Cap and PD Emerging Markets Portfolios (collectively “PD Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

The NAVs of the American Funds Feeder Portfolios are determined by the Fund based upon the NAVs of the Master Funds. The NAVs of the Master Funds are determined by the management of the Master Funds and not the Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Fair Values determined by the Board or a valuation committee approved by the Board

In the event a market quotation for a Holding is not available or reliable, such Holding will not be priced on the basis of quotes from the primary market in which it is traded. Rather, the Fund may value such Holding using alternate valuation methodologies, such as benchmark pricing, matrix pricing, options model pricing or other approved pricing formulas or processes. Valuations determined according to approved procedures may require subjective inputs about the value of such Holding. Under the Fund’s Procedures, the Board or its delegate (generally a valuation committee established by the Fund’s Advisor), may approve alternate valuation methodologies.

In the event that: (1) market quotations are not readily available (i.e., approved pricing services do not provide a valuation for a particular Holding) or are deemed unreliable or inaccurate, (2) prices obtained through approved alternate pricing methodologies are deemed unreliable or inaccurate, or (3) events that could materially affect the NAV were to occur after the close of the principal market for a particular Holding but before the time as of which each portfolio values its assets (generally the close of the NYSE), then the Board, a Board Valuation Committee, or a delegate of the Board, may value the holdings in good faith in accordance with the provisions of the Investment Company Act of 1940. Such valuation may also require subjective inputs about the value of the Holding and may be more subjective than other pricing

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methods. While such valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the sale of a Holding in the ordinary course, such values may differ from the value that such portfolio would actually realize if the Holding were sold.

2. INVESTMENTS AND RISKS

General Investment Risks

An investment in a portfolio represents an indirect investment in the Holdings owned by that portfolio. As with any mutual fund, the value of these Holdings may move up or down, and as a result, an investment in a portfolio at any point in time may be worth more or less than the original investment.

A portfolio’s investments may be affected by general economic and market conditions, government and political events, investor perceptions, changes in interest rates and market liquidity. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of a portfolio’s Holdings. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a portfolio’s Holdings may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those Holdings. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

The price of equity Holdings changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.

Fixed income (debt) Holdings are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) Holdings. There is a risk that an issuer of a portfolio’s fixed income (debt) Holding (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt Holdings may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other Holdings, and it may be difficult to value these instruments because of a thin secondary market.

There are certain additional risks involved in investing in foreign securities that may not be inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

None of the portfolios may invest in illiquid securities and illiquid bank loans (collectively, “illiquid Holdings”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the Cash Management Portfolio), taken at market value at the time of such investment, would be invested in illiquid Holdings. The term “illiquid Holdings” for this purpose means Holdings that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the Holdings. Illiquid Holdings may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such Holdings quickly for its full value. The market value of illiquid Holdings held by each portfolio as of September 30, 2010 was less than 15% of its net assets (5% of total assets for the Cash Management Portfolio).

Senior Loan Participations and Assignments

Certain portfolios may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the 1933 Act, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance of the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the portfolio and the Borrower. If the lead lender in a

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September 30, 2010 (Unaudited)

typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2010, no participation interest in Senior Loans was held by any of the portfolios.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. A mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

Mortgage dollar rolls, principally on a forward commitment basis, involve a portfolio selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.

Government Sponsored Enterprise Securities

Certain portfolios may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although chartered and sponsored by Congress, such entities are generally not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government. As such, securities issued by these entities are typically supported only by the credit of the issuing entity, which depends entirely on its own resources to repay the debt, subject to the risk of default.

However, on September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship.

As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to those applicable entities and their respective assets. FHFA selected a new chief executive officer and chairman of the board of directors of Fannie Mae and Freddie Mac.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreements (“Purchase Agreements”) with Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury would purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each entity. These agreements contain various covenants that severely limit each entity’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each entity’s senior preferred stock and warrants to purchase 79.9% of each entity’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to both Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase

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September 30, 2010 (Unaudited)

program expired on December 31, 2009. Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for each of its respective obligations, including guaranty obligations, associated with its mortgage-backed securities.

On May 6, 2009, the U.S. Treasury and FHFA, acting on behalf of Fannie Mae and Freddie Mac in its capacity as conservator, amended the Purchase Agreements, to among other items: (i) increase the funding available under the Purchase Agreements from $100 billion to $200 billion; (ii) increase the limit on mortgage-related investments portfolio as of December 31, 2009 from $850 billion to $900 billion; and (iii) revise the limit on the aggregate indebtedness and the method of calculating such limit for both Fannie Mae and Freddie Mac.

On December 24, 2009, the Purchase Agreements were amended again to allow the Treasury’s funding commitment to increase from $200 billion to such amount as is necessary to accommodate any cumulative reduction in net worth over the next three years. At the conclusion of the three-year period, the remaining commitment will be fully available to be drawn per the terms of the agreements.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.

Inverse Floater Structures

Certain portfolios invest in residual certificates issued by tender option bond trusts (“TOB’s”). A TOB is established by a third party sponsor forming a special purpose entity, into which the portfolio, or an agent on behalf of the portfolio, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate trust certificates (“floating rate certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to a portfolio which made the transfer. The transfer of the municipal securities to a TOB is accounted for as secured borrowings. Therefore, the municipal securities deposited into a TOB are presented in the portfolios’ Schedules of Investments and the proceeds from the transaction are reported as floating rate certificates payable of the portfolios. Interest income from the underlying security is recorded by the portfolios on an accrual basis. Interest expense incurred on the floating rate certificates and other expenses related to remarketing, administration and trustee services to a TOB is reported as an expense of the portfolios. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender the floating rate certificates to the TOB for redemption at par at each reset date. The TOB Residuals’ interests held by the portfolios include the right of the portfolios to (i) cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (ii) transfer a corresponding share of the municipal securities from the TOB to the portfolios.

Financial transactions executed through TOB’s generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the portfolios’ investments in TOB Residuals likely will adversely affect the portfolios’ net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the portfolios’ net asset value per share. As of September 30, 2010, none of the portfolios were invested in TOB.

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September 30, 2010 (Unaudited)

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Reverse Repurchase Agreements

Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

Derivative Instruments

Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps and credit default swaps (see Note 6 for a detailed discussion on derivative instruments).

3. INVESTMENTS IN AFFILIATES

As of September 30, 2010, the American Funds Growth and American Funds Growth-Income Portfolios owned more than 5% of the outstanding voting shares of the Growth and Growth-Income Master Funds, respectively and each of the Pacific Dynamix Portfolios owned shares in each of the affiliated applicable PD Underlying Portfolios. A summary of transactions for the period ended September 30, 2010 were as follows:

			Distributions		Net	Change in	September 30, 2010
	Value	Purchase	Received and	Sales	Realized	Unrealized		Share
Portfolio/Master Fund	12/31/09	Cost (1)	Reinvested (2)	Proceeds	Loss (3)	Appreciation	Value	Balance
American Funds Growth
American Funds Insurance Series® Growth Fund – Class 1	$928,276,204	$25,497,202	$1,974,857	$95,889,064	($44,539,214)	$94,251,531	$909,571,516	18,502,268

			Distributions		Net	Change in	September 30, 2010
	Value	Purchase	Received and	Sales	Realized	Unrealized		Share
Portfolio/Master Fund	12/31/09	Cost (1)	Reinvested (2)	Proceeds	Loss (3)	Appreciation	Value	Balance
American Funds Growth–Income
American Funds Insurance Series® Growth–Income Fund – Class 1	$1,496,990,165	$19,012,908	$3,995,778	$252,732,616	($40,507,836)	$65,901,059	$1,292,659,458	40,585,854

			Distributions		Net	Change in	September 30, 2010
	Value	Purchase	Received and	Sales	Realized	Unrealized		Share
Portfolio/PD Underlying Portfolio	12/31/09	Cost (1)	Reinvested (2)	Proceeds	Gain (3)	Appreciation	Value	Balance
Pacific Dynamix – Conservative Growth
PD Aggregate Bond Index	$22,396,700	$24,092,614	$404,798	$5,231,385	$269,097	$1,662,565	$43,594,389	4,010,391
PD High Yield Bond Market	2,132,995	1,936,819	141,194	222,277	29,057	141,746	4,159,534	349,523
PD Large-Cap Growth Index	4,716,271	5,945,133	156	653,840	138,448	300,275	10,446,443	788,019
PD Large-Cap Value Index	5,938,752	7,065,098	297	622,375	139,912	317,731	12,839,415	977,738
PD Small-Cap Growth Index	902,058	1,010,345	1	88,910	20,993	134,720	1,979,207	142,704
PD Small-Cap Value Index	1,341,925	1,575,712	75	186,115	45,997	121,811	2,899,405	213,795
PD International Large-Cap	4,217,229	5,698,095	127	834,937	164,575	181,823	9,426,912	720,359

Total	$41,645,930	$47,323,816	$546,648	$7,839,839	$808,079	$2,860,671	$85,345,305

			Distributions		Net	Change in	September 30, 2010
	Value	Purchase	Received and	Sales	Realized	Unrealized		Share
Portfolio/PD Underlying Portfolio	12/31/09	Cost (1)	Reinvested (2)	Proceeds	Gain (3)	Appreciation	Value	Balance
Pacific Dynamix – Moderate Growth
PD Aggregate Bond Index	$24,558,706	$20,596,222	$452,940	$3,682,462	$217,848	$1,925,690	$44,068,944	4,054,047
PD High Yield Bond Market	2,853,836	1,940,609	192,237	175,929	21,673	187,937	5,020,363	421,858
PD Large-Cap Growth Index	12,133,865	9,827,316	407	330,655	60,865	806,347	22,498,145	1,697,129
PD Large-Cap Value Index	14,158,365	11,257,151	718	389,006	75,066	749,449	25,851,743	1,968,644
PD Small-Cap Growth Index	2,268,118	1,549,350	2	58,351	12,003	297,916	4,069,038	293,384
PD Small-Cap Value Index	3,000,266	2,065,189	170	77,801	16,555	267,434	5,271,813	388,730
PD International Large-Cap	9,155,129	7,707,163	282	284,044	45,497	487,621	17,111,648	1,307,589
PD Emerging Markets	2,147,487	1,505,829	-	58,351	15,525	403,516	4,014,006	255,013

Total	$70,275,772	$56,448,829	$646,756	$5,056,599	$465,032	$5,125,910	$127,905,700

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SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

			Distributions		Net	Change in	September 30, 2010
	Value	Purchase	Received and	Sales	Realized	Unrealized		Share
Portfolio/PD Underlying Portfolio	12/31/09	Cost (1)	Reinvested (2)	Proceeds	Gain (3)	Appreciation	Value	Balance
Pacific Dynamix – Growth
PD Aggregate Bond Index	$10,177,500	$9,512,463	$162,252	$4,286,422	$246,754	$605,106	$16,417,653	1,510,314
PD Large-Cap Growth Index	11,368,979	9,229,896	351	2,460,280	477,002	153,253	18,769,201	1,415,839
PD Large-Cap Value Index	12,823,354	10,349,584	603	2,811,748	543,744	34,567	20,940,104	1,594,616
PD Small-Cap Growth Index	3,384,948	2,402,342	3	702,937	162,149	252,850	5,499,355	396,513
PD Small-Cap Value Index	3,915,976	2,802,261	209	820,093	204,456	133,056	6,235,865	459,816
PD International Large-Cap	9,513,585	8,366,863	278	2,153,968	239,435	92,860	16,059,053	1,227,154
PD Emerging Markets	2,172,563	1,574,155	-	468,625	101,958	243,646	3,623,697	230,216

Total	$53,356,905	$44,237,564	$163,696	$13,704,073	$1,975,498	$1,515,338	$87,544,928

(1) Purchased cost excludes distributions received and reinvested.
(2) Distributions received include distributions from net investment income, if any.
(3) Net realized gain includes distributions from capital gains, if any.

4. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of September 30, 2010, were as follows:

				Net	Net
		Gross	Gross	Unrealized	Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
Cash Management	$944,596,735	$-	$-	$-	$-	$-
Diversified Bond	3,560,408,908	155,855,759	(51,467,823)	104,387,936	(17,835,015)	86,552,921
Floating Rate Loan	1,072,834,578	15,851,881	(11,062,037)	4,789,844	613	4,790,457
High Yield Bond	1,096,709,056	87,220,829	(8,458,424)	78,762,405	1,294	78,763,699
Inflation Managed	7,347,361,217	163,746,593	(60,397,718)	103,348,875	(13,186,699)	90,162,176
Managed Bond	7,525,859,948	349,211,996	(134,096,817)	215,115,179	24,560,746	239,675,925
Short Duration Bond	1,726,576,502	29,353,270	(12,703,167)	16,650,103	(331,474)	16,318,629
American Funds Growth	1,038,291,801	60,767,440	(189,487,725)	(128,720,285)	-	(128,720,285)
American Funds Growth-Income	1,588,355,605	32,393,531	(328,089,678)	(295,696,147)	-	(295,696,147)
Comstock	1,842,072,064	267,627,230	(87,686,918)	179,940,312	(5)	179,940,307
Dividend Growth	1,017,891,500	32,270,172	(63,830,208)	(31,560,036)	874	(31,559,162)
Equity	117,229,172	21,462,000	(6,690,393)	14,771,607	(6)	14,771,601
Equity Index	2,149,362,041	371,075,631	(78,366,327)	292,709,304	227,605	292,936,909
Focused 30	129,332,943	22,537,567	(5,930,735)	16,606,832	5,492	16,612,324
Growth LT	1,291,696,982	267,520,395	(33,859,717)	233,660,678	(1,190,745)	232,469,933
Large-Cap Growth	1,093,018,841	220,186,831	(11,527,622)	208,659,209	-	208,659,209
Large-Cap Value	2,748,793,512	294,142,799	(146,332,623)	147,810,176	53,257	147,863,433
Long/Short Large-Cap	1,729,200,484	131,318,634	(39,617,334)	91,701,300	(19,442,251)	72,259,049
Main Street Core	1,022,112,323	178,678,135	(26,045,526)	152,632,609	29	152,632,638
Mid-Cap Equity	1,604,986,685	275,879,456	(16,651,491)	259,227,965	-	259,227,965
Mid-Cap Growth	973,385,517	273,060,530	(65,958,410)	207,102,120	3,865	207,105,985
Mid-Cap Value	967,662,117	96,405,168	(19,112,315)	77,292,853	-	77,292,853
Small-Cap Equity	1,011,032,473	35,956,626	(96,931,670)	(60,975,044)	332,353	(60,642,691)
Small-Cap Growth	471,722,748	123,772,152	(13,667,653)	110,104,499	-	110,104,499
Small-Cap Index	494,703,260	51,939,911	(105,055,836)	(53,115,925)	241,148	(52,874,777)
Small-Cap Value	463,133,340	106,450,864	(19,071,642)	87,379,222	168	87,379,390
Health Sciences	73,051,186	24,148,100	(2,989,374)	21,158,726	-	21,158,726
Real Estate	501,782,693	107,096,829	(22,755,640)	84,341,189	(42)	84,341,147
Technology	71,221,818	6,781,899	(258,482)	6,523,417	197	6,523,614
Emerging Markets	1,179,735,231	541,437,377	(20,133,168)	521,304,209	(334,017)	520,970,192
International Large-Cap	2,281,432,257	300,567,167	(202,469,105)	98,098,062	232,021	98,330,083
International Small-Cap	772,165,858	162,309,735	(28,673,635)	133,636,100	65,384	133,701,484
International Value	1,713,332,433	142,495,482	(239,844,748)	(97,349,266)	(275,069)	(97,624,335)
American Funds Asset Allocation	180,153,864	17,500,567	-	17,500,567	-	17,500,567
Multi-Strategy	204,363,379	19,051,919	(19,114,440)	(62,521)	170,870	108,349
Pacific Dynamix — Conservative Growth	80,381,382	4,963,923	-	4,963,923	-	4,963,923
Pacific Dynamix — Moderate Growth	117,610,092	10,295,608	-	10,295,608	-	10,295,608
Pacific Dynamix — Growth	80,785,787	6,759,141	-	6,759,141	-	6,759,141
PD Aggregate Bond Index	115,301,094	4,912,638	(47,886)	4,864,752	-	4,864,752
PD High Yield Bond Market	30,927,739	3,152,858	(147,319)	3,005,539	-	3,005,539
PD Large-Cap Growth Index	49,649,327	5,684,929	(822,858)	4,862,071	6,116	4,868,187
PD Large-Cap Value Index	57,845,590	4,393,046	(847,221)	3,545,825	5,821	3,551,646
PD Small-Cap Growth Index	15,024,950	3,013,100	(541,462)	2,471,638	1,017	2,472,655
PD Small-Cap Value Index	17,996,313	2,367,010	(553,647)	1,813,363	6,423	1,819,786
PD International Large-Cap	41,044,852	5,140,543	(1,475,192)	3,665,351	3,427	3,668,778
PD Emerging Markets	16,216,140	6,452,675	(183,254)	6,269,421	1,568	6,270,989

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short and assets and liabilities in foreign currencies, if any.

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5. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its Holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the Holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 –	Quoted prices in active markets for identical Holdings

• Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing each portfolio’s Holdings are not necessarily an indication of the risks associated with investing in those Holdings. For example, Holdings of money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a Holding, but since the value is not obtained from a quoted price in an active market, such Holdings are reflected as Level 2. Foreign Holdings that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 2A) are reflected as Level 2. For fair valuations using significant unobservable inputs, The Fund provides a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out of Level 3 are based on values at end of period. The Fund also provides the amounts and reasons for significant transfers, if any, between Level 1 and Level 2 in the fair value hierarchy. For the period ended September 30, 2010, none of the portfolios had significant transfers between Level 1 and Level 2. A summary of each portfolio’s Holdings as of September 30, 2010 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) – Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Treasury Obligations – U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities – Government sponsored enterprise and mortgage-backed securities are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of Government sponsored entities and mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Municipal Bonds – Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes – Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds – Corporate bonds held by the Fund generally comprise two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations – Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as

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coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and by a discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts – Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts – Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models that incorporates various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts – Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes – Senior loan notes are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of senior loan notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

6. DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Market Risks Managed By Investing In Derivatives

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market

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liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) Holdings may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets, which potentially expose a portfolio to counterparty risk, consists mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit and counterparty risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features

Certain portfolios are parties to various agreements, including by not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a portfolio or its counterparty to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a portfolio or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other party. To reduce credit and counterparty risk associated with transactions, a portfolio may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A portfolio’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures present minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

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Options Contracts

An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. In turn, the writer of an options contract is obligated to buy or sell an underlying asset at a specific price on or before a specified future date. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call or put option, an amount equal to the premium received or paid by the portfolio is included in a portfolio’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

Forward Foreign Currency Contracts

A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A portfolio records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to forward contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Swaps

Swaps are privately negotiated agreements between the Funds and its counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals based then notional principal amounts of the underlying assets. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the portfolios are included as part of realized gain or loss in the Statements of Operations.

Interest Rate Swaps

Certain portfolios hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios enter into interest rate swap agreements.

Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be

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unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Credit Default Swaps

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate and sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing

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market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may also use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2010 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

Total Return Swaps

A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement. The derivative investment Holdings as of September 30, 2010 as disclosed in the Notes to Schedules of Investments serve as indicators of the volume of derivative activity for the Fund.

The Fund records its derivatives at fair value. The Fund does not use hedge accounting under U.S. GAAP. Although the Fund’s investments in derivatives may represent economic hedges as part of its investment objectives, they are considered to be non-hedge transactions for purposes of U.S. GAAP accounting. The following is a summary of the Fund’s derivative investments not accounted for as hedging investments under U.S. GAAP, categorized by primary risk exposure as of September 30, 2010:

		Asset Derivative Investments Value
	Total Value at	Equity	Interest Rate	Credit	Foreign Exchange
Portfolio	September 30, 2010	Contracts	Contracts	Contracts	Contracts
Diversified Bond	$564,258	$-	$370,170	$-	$194,088
Inflation Managed	15,052,657	-	6,541,718	1,786,627	6,724,312
Managed Bond	69,517,878	-	21,943,400	27,742,835	19,831,643
Short Duration Bond	829,293	-	829,293	-	-
Equity Index	227,605	227,605	-	-	-
Growth LT	278,042	-	-	-	278,042
Long/Short Large-Cap	310,744	310,744	-	-	-
Small-Cap Equity	332,353	332,353	-	-	-
Small-Cap Index	241,148	241,148	-	-	-
International Value	1,125,722	-	-	-	1,125,722
Multi-Strategy	166,246	-	158,497	7,749	-
PD Large-Cap Growth Index	6,116	6,116	-	-	-
PD Large-Cap Value Index	5,821	5,821	-	-	-
PD Small-Cap Growth Index	1,017	1,017	-	-	-
PD Small-Cap Value Index	6,423	6,423	-	-	-

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		Liability Derivative Investments Value
	Total Value at	Equity	Interest Rate	Credit	Foreign Exchange
Portfolio	September 30, 2010	Contracts	Contracts	Contracts	Contracts
Diversified Bond	($19,803,980)	$-	($16,235,334)	$-	($3,568,646)
Inflation Managed	(40,954,137)	-	(15,009,908)	(3,279,814)	(22,664,415)
Managed Bond	(62,839,311)	-	(17,643,295)	(2,386,966)	(42,809,050)
Short Duration Bond	(1,160,767)	-	(1,160,767)	-	-
Growth LT	(1,494,258)	-	-	-	(1,494,258)
International Value	(1,455,257)	(232,925)	-	-	(1,222,332)
Multi-Strategy	(13,831)	-	(2,894)	(10,937)	-

Item 2. Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific	Select Fund

By:	/s/ MARK W. HOLMLUND

Mark W. Holmlund
President

Date:	November 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MARY ANN BROWN

Mary Ann Brown
Chief Executive Officer

Date:	November 29, 2010

By:	/s/ MARK W. HOLMLUND

Mark W. Holmlund
President

Date:	November 29, 2010

By:	/s/ BRIAN D. KLEMENS

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	November 29, 2010